UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Institutional Short-Term Bond Fund Institutional Plus Shares - VISTX

Vanguard Institutional Intermediate-Term Bond Fund Institutional Plus Shares - VIITX

Vanguard Core Bond Fund Investor Shares - VCORX

Vanguard Core Bond Fund Admiral™ Shares - VCOBX

Vanguard Core-Plus Bond Fund Investor Shares - VCPIX

Vanguard Core-Plus Bond Fund Admiral™ Shares - VCPAX

Vanguard Core Bond ETF ETF Shares - VCRB

Vanguard Core-Plus Bond ETF ETF Shares - VPLS

Vanguard Government Securities Active ETF ETF Shares - VGVT

Vanguard Multi-Sector Income Bond Fund Investor Shares - VMSIX

Vanguard Multi-Sector Income Bond Fund Admiral™ Shares - VMSAX

Vanguard Multi-Sector Income Bond ETF ETF Shares - VGMS

Vanguard Total Inflation-Protected Securities ETF ETF Shares - VTP

Vanguard Total Treasury ETF ETF Shares - VTG

Vanguard Institutional Short-Term Bond Fund
Institutional Plus Shares (VISTX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s outperformance was driven by overweight positions in credit sectors such as U.S. corporate bonds rated A and BBB, asset-backed securities, and commercial mortgage-backed securities, as well as an underweight position in U.S. Treasuries. Duration was traded tactically but without straying far from the benchmark during the fiscal year.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	4.68%	2.15%	2.31%
Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index	4.01%	1.66%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$6,182
Number of Portfolio Holdings	774
Portfolio Turnover Rate	126%
Total Investment Advisory Fees (in thousands)	$458
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	41.8%
Corporate Bonds	29.9%
Sovereign Bonds	3.2%
U.S. Government and Agency Obligations	23.8%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR472

Vanguard Institutional Intermediate-Term Bond Fund
Institutional Plus Shares (VIITX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s outperformance was driven by overweight positions in credit sectors such as U.S. corporate bonds rated A and BBB, asset-backed securities, and commercial-mortgage-backed securities, as well as an underweight position in U.S. Treasuries. Duration, which was traded tactically but without straying far from the benchmark during the fiscal year, added some value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	4.20%	1.00%	2.13%
Bloomberg U.S. Intermediate Aggregate ex Baa Index	3.64%	0.32%	1.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$31,581
Number of Portfolio Holdings	2,438
Portfolio Turnover Rate	169%
Total Investment Advisory Fees (in thousands)	$3,840
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	22.4%
Corporate Bonds	29.1%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	39.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(0.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR465

Vanguard Core Bond Fund
Investor Shares (VCORX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark partly by carrying overweight positions in high-quality and investment-grade credit. Exposure to global agencies, an overweight position in mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Investor Shares	3.45%	-0.13%	2.11%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.77%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17,503
Number of Portfolio Holdings	3,058
Portfolio Turnover Rate	367%
Total Investment Advisory Fees (in thousands)	$2,805
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.3%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1320

Vanguard Core Bond Fund
Admiral™ Shares (VCOBX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark partly by carrying overweight positions in high-quality and investment-grade credit. Exposure to global agencies, an overweight position in mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Admiral Shares	3.55%	-0.03%	2.22%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.77%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17,503
Number of Portfolio Holdings	3,058
Portfolio Turnover Rate	367%
Total Investment Advisory Fees (in thousands)	$2,805
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.3%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1520

Vanguard Core-Plus Bond Fund
Investor Shares (VCPIX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Investor Shares	3.88%	0.56%
Bloomberg U.S. Universal Bond Index	3.40%	0.17%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$820
Number of Portfolio Holdings	2,307
Portfolio Turnover Rate	384%
Total Investment Advisory Fees (in thousands)	$137
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.8%
Corporate Bonds	32.2%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	18.0%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.9%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV001

Vanguard Core-Plus Bond Fund
Admiral™ Shares (VCPAX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Admiral Shares	3.99%	0.65%
Bloomberg U.S. Universal Bond Index	3.40%	0.17%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$820
Number of Portfolio Holdings	2,307
Portfolio Turnover Rate	384%
Total Investment Advisory Fees (in thousands)	$137
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.8%
Corporate Bonds	32.2%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	18.0%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.9%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV003

Vanguard Core Bond ETF
ETF Shares (VCRB) Nasdaq
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 12, 2023, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (12/12/2023)
ETF Shares Net Asset Value	3.58%	6.66%
ETF Shares Market Price	3.52%	6.73%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	5.56%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$4,114
Number of Portfolio Holdings	2,727
Portfolio Turnover Rate	426%
Total Investment Advisory Fees (in thousands)	$527
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	30.4%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	11.5%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	44.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.0%)
Other Assets and Liabilities—Net	5.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV023

Vanguard Core-Plus Bond ETF
ETF Shares (VPLS) Nasdaq
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$20	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 6, 2023, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (12/6/2023)
ETF Shares Net Asset Value	4.02%	6.99%
ETF Shares Market Price	3.79%	7.09%
Bloomberg U.S. Universal Bond Index	3.40%	5.91%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$841
Number of Portfolio Holdings	2,325
Portfolio Turnover Rate	392%
Total Investment Advisory Fees (in thousands)	$104
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	9.6%
Corporate Bonds	31.9%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	14.9%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.3%)
Other Assets and Liabilities—Net	5.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV022

Vanguard Government Securities Active ETF
ETF Shares (VGVT) NYSE Arca
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Government Securities Active ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2[1]	0.10%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to outperform its benchmark, which is composed of the full Treasury and agency debenture universe through a portfolio-manager-driven process that uses both top-down and bottom-up inputs.
  From the Fund’s inception through September 30, 2025, its outperformance was driven by overweight positions in agency commercial mortgage-backed securities while maintaining an underweight position in U.S. Treasuries. Duration was traded tactically but without straying far from the benchmark.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.46%
ETF Shares Market Price	2.45%
Bloomberg U.S. Government Total Return Index	2.32%
Bloomberg U.S. Aggregate Bond Index	2.75%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17
Number of Portfolio Holdings	196
Portfolio Turnover Rate	141%
Total Investment Advisory Fees (in thousands)	$0
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	47.4%
5 - 10 Years	23.3%
10 - 15 Years	2.5%
15 - 20 Years	5.9%
20 - 25 Years	6.3%
Over 25 Years	13.5%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV050

Vanguard Multi-Sector Income Bond Fund
Investor Shares (VMSIX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.40%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s performance was driven primarily by bottom-up security selection within the high-yield, emerging markets, and investment-grade corporate sectors.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Investor Shares	6.16%	3.15%
Spliced Multisector Income Bond Composite Index*	5.95%	2.63%
Bloomberg Multi-Sector Income Bond Composite Index	6.31%	2.72%
Bloomberg U.S. Universal Bond Index	3.40%	0.14%
*	The Fund’s primary benchmark is different from the one used for the immediately preceding fiscal year to better align with the Fund’s allocation to structured products.
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$377
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	118%
Total Investment Advisory Fees (in thousands)	$67
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.1%
Corporate Bonds	65.8%
Floating Rate Loan Interests	2.6%
Sovereign Bonds	9.5%
U.S. Government and Agency Obligations	10.3%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may invest in structured products. Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4181

Vanguard Multi-Sector Income Bond Fund
Admiral™ Shares (VMSAX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s performance was driven primarily by bottom-up security selection within the high-yield, emerging markets, and investment-grade corporate sectors.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Admiral Shares	6.27%	3.25%
Spliced Multisector Income Bond Composite Index*	5.95%	2.63%
Bloomberg Multi-Sector Income Bond Composite Index	6.31%	2.72%
Bloomberg U.S. Universal Bond Index	3.40%	0.14%
*	The Fund’s primary benchmark is different from the one used for the immediately preceding fiscal year to better align with the Fund’s allocation to structured products.
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$377
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	118%
Total Investment Advisory Fees (in thousands)	$67
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.1%
Corporate Bonds	65.8%
Floating Rate Loan Interests	2.6%
Sovereign Bonds	9.5%
U.S. Government and Agency Obligations	10.3%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may invest in structured products. Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5181

Vanguard Multi-Sector Income Bond ETF
ETF Shares (VGMS) Cboe BZX Exchange, Inc.
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond ETF (the "Fund") for the period of June 9, 2025, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9[1]	0.30%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on June 9, 2025, through September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund, which is actively managed, seeks to provide total return while generating a moderate to high level of current income. It provides diversified exposure primarily to investment-grade and below-investment-grade U.S. bonds, with selective exposure to debt from other countries, including emerging markets.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 9, 2025, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (6/9/2025)
ETF Shares Net Asset Value	4.29%
ETF Shares Market Price	4.62%
Multisector Income Bond Composite Index	3.74%
Bloomberg U.S. Universal Bond Index	3.93%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$112
Number of Portfolio Holdings	616
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	9.9%
Corporate Bonds	73.6%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	9.9%
U.S. Government and Agency Obligations	3.8%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV047

Vanguard Total Inflation-Protected Securities ETF
ETF Shares (VTP) NYSE Arca
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Total Inflation-Protected Securities ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1[1]	0.05%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to track the performance of an index of the full market of U.S. Treasury Inflation-Protected Securities (TIPS). It is designed for long-term investors to generate returns more closely correlated with realized inflation. Given the Fund’s longer duration relative to a shorter-duration TIPS fund, it has the potential for higher total returns but can have higher real interest rate risk.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.47%
ETF Shares Market Price	2.54%
ICE US Treasury Inflation Linked Bond Index	2.47%
Bloomberg U.S. Aggregate Bond Index	2.75%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$25
Number of Portfolio Holdings	49
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	51.0%
5 - 10 Years	33.9%
10 - 15 Years	0.6%
15 - 20 Years	5.6%
20 - 25 Years	3.3%
Over 25 Years	4.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV049

Vanguard Total Treasury ETF
ETF Shares (VTG) NYSE Arca
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Total Treasury ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1[1]	0.03%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to track the performance of an index, providing broad diversified exposure to the U.S. Treasury bond market across maturity levels. It provides current income and high credit quality.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.34%
ETF Shares Market Price	2.37%
Bloomberg U.S. Treasury Index	2.33%
Bloomberg U.S. Aggregate Bond Index	2.75%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$21
Number of Portfolio Holdings	279
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	55.6%
5 - 10 Years	23.0%
10 - 15 Years	1.0%
15 - 20 Years	8.0%
20 - 25 Years	3.7%
Over 25 Years	7.5%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV048

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a) Audit Fees.	$559,000	$321,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$559,000	$321,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)            For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

Contents
Institutional Short-Term Bond Fund	1
Institutional Intermediate-Term Bond Fund	25
Report of Independent Registered Public Accounting Firm	57
Tax information	58

Institutional Short-Term Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (23.8%)
U.S. Government Securities (19.2%)
	United States Treasury Note/Bond	4.125%	10/31/2026	64,302	64,581
[1]	United States Treasury Note/Bond	1.250%	12/31/2026	81,037	78,622
	United States Treasury Note/Bond	4.250%	12/31/2026	62,845	63,250
	United States Treasury Note/Bond	1.500%	1/31/2027	12,230	11,884
	United States Treasury Note/Bond	1.875%	2/28/2027	46,713	45,558
	United States Treasury Note/Bond	4.125%	2/28/2027	56,890	57,232
	United States Treasury Note/Bond	4.250%	3/15/2027	71,067	71,642
	United States Treasury Note/Bond	3.875%	3/31/2027	55,333	55,499
	United States Treasury Note/Bond	2.750%	4/30/2027	74,556	73,522
	United States Treasury Note/Bond	3.750%	4/30/2027	20,000	20,029
	United States Treasury Note/Bond	2.625%	5/31/2027	70,946	69,768
	United States Treasury Note/Bond	4.625%	6/15/2027	38,865	39,483
	United States Treasury Note/Bond	4.375%	7/15/2027	32,747	33,159
	United States Treasury Note/Bond	4.250%	1/15/2028	22,618	22,926
	United States Treasury Note/Bond	4.250%	2/15/2028	78,030	79,137
	United States Treasury Note/Bond	2.875%	5/15/2028	29,680	29,122
	United States Treasury Note/Bond	1.250%	6/30/2028	43,605	40,912
[2]	United States Treasury Note/Bond	3.875%	7/15/2028	99,500	100,149
	United States Treasury Note/Bond	4.125%	7/31/2028	33,008	33,444
	United States Treasury Note/Bond	3.625%	8/15/2028	150,400	150,406
	United States Treasury Note/Bond	4.375%	8/31/2028	33,311	33,990
	United States Treasury Note/Bond	3.875%	6/30/2030	13,900	13,986
					1,188,301
Conventional Mortgage-Backed Securities (4.6%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	9,222	8,690
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	18,600	17,530
[3,4]	Fannie Mae Pool	1.160%	11/1/2026	11,000	10,665
[3,4]	Fannie Mae Pool	1.230%	6/1/2028	570	527
[3,4]	Fannie Mae Pool	1.330%	3/1/2028	42,900	40,312
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	9,430	8,789
[3,4]	Fannie Mae Pool	1.530%	5/1/2027	5,670	5,461
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	5,975	5,627
[3,4]	Fannie Mae Pool	2.170%	3/1/2027	8,624	8,405
[3,4]	Fannie Mae Pool	2.220%	2/1/2027	11,060	10,803
[3,4]	Fannie Mae Pool	2.280%	11/1/2026	2,957	2,904
[3,4]	Fannie Mae Pool	2.360%	11/1/2026	3,750	3,684
[3,4]	Fannie Mae Pool	2.450%	10/1/2026	2,500	2,461
[3,4]	Fannie Mae Pool	2.680%	6/1/2028	19,200	18,599
[3,4]	Fannie Mae Pool	2.830%	12/1/2026	5,019	4,953
[3,4]	Fannie Mae Pool	2.870%	7/1/2027	49,150	48,253
[3,4]	Fannie Mae Pool	2.914%	1/1/2028	5,050	4,944
[3,4]	Fannie Mae Pool	2.920%	8/1/2032	1,268	1,218
[3,4]	Fannie Mae Pool	2.940%	4/1/2027	5,754	5,670
[3,4]	Fannie Mae Pool	2.970%	12/1/2027	3,503	3,435
[3,4]	Fannie Mae Pool	3.000%	10/1/2027	840	824
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	507	497
[3,4]	Fannie Mae Pool	3.140%	3/1/2027	5,400	5,338
[3,4]	Fannie Mae Pool	3.160%	1/1/2027	5,400	5,346
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	1,039	1,029
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	750	741
[3,4]	Fannie Mae Pool	3.790%	1/1/2029	3,800	3,766
[3,4]	Fannie Mae Pool	4.430%	8/1/2028	1,100	1,112
[3,4]	Fannie Mae Pool	4.700%	7/1/2028	2,400	2,439
[3,4]	Fannie Mae Pool	5.090%	11/1/2028	3,700	3,801
[3,4]	Freddie Mac Gold Pool	1.050%	10/1/2027	14,800	13,930
[3,4]	Freddie Mac Gold Pool	1.180%	5/1/2027	4,293	4,110
[3,4]	Freddie Mac Gold Pool	1.250%	4/1/2027	12,302	11,820
[3,4]	Freddie Mac Gold Pool	2.060%	10/1/2026	7,383	7,239
[3,4]	Freddie Mac Gold Pool	2.100%	11/1/2026	2,729	2,673

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Gold Pool	2.120%	10/1/2026	6,630	6,505
					284,100
Total U.S. Government and Agency Obligations (Cost $1,468,414)					1,472,401
Asset-Backed/Commercial Mortgage-Backed Securities (41.8%)
[3,5]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	19,620	19,591
[3,5]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	410	409
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	2,900	2,953
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,380	2,418
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	3,720	3,734
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	1,034	1,052
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	233	237
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	1,862	1,879
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	8,485	8,503
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	1,152	1,156
[3,5]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	790	792
[3,5]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	290	291
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	3,350	3,381
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	1,890	1,921
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/2029	12,730	12,863
[3,5]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	7,170	7,080
[3,5]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	8,010	7,701
[3,5,6]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	5,210	5,134
[3,5,6]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	1,070	1,043
[3,5]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	3,700	3,774
[3,5]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	3,370	3,394
[3,5]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	2,220	2,249
[3,5]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	2,810	2,853
[3,5]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,040	1,060
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	1,910	1,933
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	5,310	5,422
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	4,500	4,623
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	12,430	13,050
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	7,650	7,912
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	6,180	6,371
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	2,440	2,472
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	3,420	3,514
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	404	398
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	420	414
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	280	275
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,280	1,244
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	169	168
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	220	220
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,040	1,027
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,090	1,028
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	2,020	1,902
[3]	BANK Series 2020-BNK30	1.673%	12/15/2053	700	663
[3]	BANK Series 2021-BNK35	2.067%	6/15/2064	6,000	5,643
[3]	BANK Series 2022-BNK40	3.504%	3/15/2064	2,100	2,035
[3]	BANK Series 2024-5YR7	5.769%	6/15/2057	5,230	5,458
[3,5]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	5,940	6,033
[3,5]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	5,590	5,704
[3,5]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	3,750	3,830
[3,5]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	1,700	1,718
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	160	159
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	1,620	1,576
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	460	437
[3,5]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	1,020	1,020
[3]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	1,390	1,348
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	283	282
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	6,000	6,282
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	140	146
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	5,120	5,256
[3]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	7,740	7,318
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	1,500	1,478
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	400	396
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	1,000	941
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	600	571
[3]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	6,000	5,593

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	906	846
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	1,700	1,778
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	1,110	1,143
[3,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	1,420	1,424
[3,5]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	1,660	1,650
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	1,630	1,691
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	1,480	1,576
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,990	3,116
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	3,480	3,538
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	5,960	6,096
[3,5]	BX Trust Series 2019-OC11	3.202%	12/9/2041	530	501
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	9,940	10,026
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	12,700	13,008
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	21,910	22,085
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,790	1,816
[3,5,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	9,820	9,820
[3]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	650	658
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,280	3,317
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	8,230	8,381
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	12,300	12,700
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	3,700	3,726
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	1,650	1,677
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	7,100	7,169
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	3,050	3,095
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	280	284
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	15,670	15,908
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	720	736
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	650	662
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	5,080	5,149
[3]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	1,070	1,085
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	3,688	3,648
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	6,130	6,170
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	7,070	7,175
[3,5]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	3,840	3,861
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	540	526
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	4,708	4,596
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	250	243
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	1,441	1,422
[3,5]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	2,280	2,306
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	472	470
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/2029	6,305	6,370
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	3,990	4,071
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	10,060	10,369
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	840	868
[3,5]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	8,120	8,305
[3,5]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	7,770	7,914
[3,5]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	510	522
[3,5]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	5,810	5,856
[3,5]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	660	666
[3,5,6,8]	CIFC Funding Ltd. Series 2025-6A	5.308%	10/23/2038	350	350
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	177	174
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	590	580
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	800	785
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	960	950
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	230	229
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	3,170	3,006
[3,5]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/2030	10,940	11,151
[3,5]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	2,690	2,720
[3,5]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	10,310	10,500
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	9,390	9,284
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	3,090	3,132
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	16,884	17,136
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	3,840	3,916
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	130	123
[3,5,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	4,741	4,747
[3,5,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	8,769	8,824
[3,5,7]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	925	926
[3,5,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	1,940	1,944
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	900	891
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	1,240	1,214

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	210	198
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	740	727
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,010	1,793
[3,5]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	4,500	4,533
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	2,710	2,737
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	280	284
[3,5]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	4,240	4,366
[3,5]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	4,870	4,961
[3,5]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	2,380	2,448
[3,5]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	3,250	3,319
[3,5]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	8,690	8,765
[3,5]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	6,410	6,481
[3,5]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	1,480	1,496
[3]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	13,680	13,782
[3]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	5,770	5,827
[3]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	23,130	23,089
[3]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	4,170	4,161
[3,5,6]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	1,410	1,410
[3,5]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	1,020	1,039
[3,5,7]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.271%	10/25/2056	151	150
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	3,710	3,767
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	2,660	2,718
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	5,130	5,174
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	5,230	5,308
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	2,860	2,905
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	4,000	4,092
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	5,820	5,867
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	6,210	6,293
[3,5]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	7,840	7,919
[3,5]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	11,090	11,253
[3]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	250	252
[3,4]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/2026	693	680
[3,4]	Fannie Mae-Aces Series 2017-M12	3.163%	6/25/2027	1,585	1,559
[3,4]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	4,961	4,883
[3,4]	Fannie Mae-Aces Series 2018-M8	3.421%	6/25/2028	9,282	9,144
[3,4]	Fannie Mae-Aces Series 2018-M10	3.466%	7/25/2028	7,064	6,965
[3,4]	Fannie Mae-Aces Series 2024-M6	3.001%	7/25/2027	96,100	94,510
[3,5]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	2,510	2,550
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	5,468	5,389
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	5,600	5,529
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	9,100	8,981
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	4,871	4,983
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	13,000	13,275
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	5,450	5,540
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	13,740	14,033
[3]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	12,710	12,953
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	300	308
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	4,470	4,523
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	4,170	4,220
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	570	577
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	690	694
[3,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	17,480	17,445
[3,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	10,580	10,766
[3,5]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	9,010	9,296
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	18,480	18,614
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	4,850	4,923
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	9,440	9,668
[3,5]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	10,080	10,322
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	4,700	4,793
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	8,630	8,812
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	3,120	3,169
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	2,730	2,770
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	17,170	17,615
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	2,500	2,560
[3,5]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	2,090	2,093
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,390	2,424
[3]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,070	2,070
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	12,110	12,339
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/2029	20,090	20,180
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	14,100	14,215

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	45,150	45,787
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,270	1,280
[3,4,5,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	1,505	1,505
[3,5]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	1,890	1,897
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	5,620	5,677
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,390	1,406
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	3,520	3,563
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,840	1,859
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	800	804
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	3,330	3,350
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/2028	12,085	12,154
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	6,970	7,091
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	3,040	3,085
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	7,310	7,447
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	6,420	6,482
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	3,830	3,895
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	230	235
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	330	333
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	192
[3,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	15,710	16,094
[3,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	17,210	18,046
[3,5]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	6,320	6,486
[3,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	370	375
[3,5]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	860	877
[3,5]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	10,480	10,820
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	17,420	17,691
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	9,950	10,255
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/2028	15,470	15,589
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	2,320	2,338
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	28,220	28,617
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	2,450	2,480
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	640	645
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,020	1,031
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/2028	8,960	9,057
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	3,420	3,453
[3,5]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	7,740	7,809
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	250	246
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	500	469
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	740	693
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	5,255	4,809
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	270	244
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	1,360	1,199
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	7,010	7,182
[3]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	3,960	4,047
[3,5]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/2028	6,992	6,788
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	6,950	7,020
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	8,750	8,881
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	12,180	12,394
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	14,840	15,138
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	14,610	14,689
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	2,160	2,176
[3,5]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/2031	3,920	3,949
[3,5]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	640	643
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/2028	5,830	5,907
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	4,690	4,741
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/2028	9,900	10,012
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	3,700	3,752
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	800	811
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	2,940	2,970
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,560	1,581
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	1,880	1,891
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	3,480	3,538
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	6,980	7,162
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	4,840	4,933
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	4,970	5,016
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	600	608
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	850	865
[3]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	1,140	1,137
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	4,770	4,834
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	3,480	3,513

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	900	886
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	256	254
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	230	229
[3,5]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/2029	4,560	4,612
[3,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	7,082	7,140
[3,5]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	3,450	3,512
[3,5]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/2028	5,960	6,042
[3,5]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	4,460	4,574
[3,5]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	2,310	2,343
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	3,540	3,602
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	490	501
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/2029	5,210	5,231
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	2,190	2,208
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/2029	10,530	10,625
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	3,910	3,974
[3,5]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,330	1,355
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	8,850	8,870
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	3,950	3,962
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,480	1,484
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	5,010	5,126
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	6,570	6,654
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	6,150	6,235
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	3,570	3,637
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	5,200	5,278
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	1,970	2,008
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/2027	5,113	5,055
[3,5]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	4,140	4,205
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	460	453
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	80	80
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/2049	900	895
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	350	349
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,682	1,657
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,070	1,017
[3,5]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	5,637	5,692
[3,5,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.072%	3/15/2072	1,223	1,234
[3,5]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	3,070	3,092
[3,5]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	15,549	15,703
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	18,360	18,593
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	5,130	5,204
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	660	670
[3]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	1,480	1,488
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	8,390	8,476
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	12,840	13,126
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	2,240	2,256
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	600	609
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	26,800	27,066
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,310	1,325
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	3,950	3,945
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	2,050	2,042
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	269
[3,5]	PFS Financing Corp. Series 2023-B	5.270%	5/15/2028	4,440	4,468
[3,5]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	20,760	21,004
[3,5]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	10,280	10,470
[3,5]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	11,820	12,013
[3,5]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	5,790	5,828
[3,5]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	11,740	11,800
[3,5]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/2031	6,550	6,602
[3,5]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	7,430	7,569
[3,5]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	3,580	3,603
[3,5]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	3,030	3,078
[3,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	3,870	3,799
[3,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	3,726	3,726
[3,5]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	5,062	4,886
[3,5]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	4,390	4,220
[3,5]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	7,077	6,740
[3,5]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	10,558	10,065
[3,5]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	9,960	9,433
[3,5]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	5,403	5,162
[3,5]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	570	544
[3,5]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,545	2,414

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,400	7,957
[3,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,310	1,217
[3,5]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	310	311
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	743	751
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	481	484
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	270	271
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	2,693	2,704
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	350	352
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	2,270	2,304
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	8,800	8,882
[3]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	5,110	5,158
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	3,170	3,189
[3,5]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/2028	7,190	7,246
[3,5]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	2,560	2,591
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/2028	3,753	3,768
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/2029	3,110	3,141
[3,5]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	1,870	1,918
[3,5]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	2,200	2,238
[3,5]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	6,600	6,648
[3,5]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	1,240	1,252
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	3,040	3,088
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/2029	4,700	4,755
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	2,660	2,730
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	5,780	5,847
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	4,310	4,360
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	3,110	3,170
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	290	297
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	10,370	10,534
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	550	561
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	38	38
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	173	171
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	359	357
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/2041	7	7
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	12,760	12,845
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	3,540	3,569
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	880	888
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	4,230	4,252
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	780	783
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	21,890	22,213
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	32,230	32,760
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	30,520	30,886
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	16,690	16,981
[3,5]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	5,540	5,560
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	8,790	8,874
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	4,120	4,196
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	11,760	11,773
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	2,940	2,943
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,200	1,202
[3,5]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/2029	12,670	12,719
[3,5]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	11,540	11,687
[3,5]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	13,140	13,231
[3,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/2035	13,400	13,365
[3,5]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	5,940	6,079
[3,5]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	2,610	2,706
[3,5]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	33,770	34,415
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/2028	13,400	13,640
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	7,690	7,734
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	17,330	17,488
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	3,120	3,165
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	2,910	2,953
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	3,910	4,011
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,190	2,212
[3,5]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/2028	6,180	6,234
[3,5]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	5,020	5,087
[3,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	12,150	12,356
[3,5]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	5,695	5,647
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,685	1,664
[3,5]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	1,910	1,939
[3,5]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	1,960	1,994
[3,5]	Verizon Master Trust Series 2023-3	4.880%	4/21/2031	2,150	2,182

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	3,950	4,020
[3,5]	Verizon Master Trust Series 2023-6	5.350%	9/22/2031	5,830	6,045
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	15,560	15,862
[3,5]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	24,290	24,854
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	1,350	1,376
[3,5]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	7,520	7,750
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	29,660	29,799
[3,5]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	4,730	4,750
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	31,260	31,659
[3]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	8,050	8,131
[3]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	910	924
[3,5]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	31,560	32,478
[3,5]	Verizon Master Trust Series 2025-2	5.160%	1/20/2033	940	962
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	18,520	18,674
[3]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	3,120	3,142
[3,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	8,710	8,929
[3,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,810	1,840
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	36,690	37,114
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	2,380	2,422
[3,5]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	6,340	6,386
[3,5]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	4,100	4,099
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	900	897
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	520	512
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	190	186
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	600	591
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	1,685	1,662
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,430	1,405
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	870	867
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	235	233
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	850	853
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	175	176
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	250	250
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	1,400	1,328
[3,5]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	4,030	4,058
[3,5]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,100	1,106
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/2029	8,200	8,331
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	5,610	5,660
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	3,060	3,103
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	6,230	6,412
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	7,390	7,492
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	8,920	9,120
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	6,720	6,843
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	720	735
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	4,760	4,837
[3]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,500	1,507
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	190	193
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	3,530	3,561
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	7,180	7,165
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,546,829)					2,583,052
Corporate Bonds (29.9%)
Communications (0.3%)
	AT&T Inc.	3.800%	2/15/2027	1,760	1,752
[5]	NTT Finance Corp.	4.567%	7/16/2027	1,397	1,407
[5]	NTT Finance Corp.	4.620%	7/16/2028	3,498	3,532
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	10,000	10,182
					16,873
Consumer Discretionary (1.6%)
	American Honda Finance Corp.	4.550%	7/9/2027	13,430	13,537
[3]	American Honda Finance Corp.	4.450%	10/22/2027	3,125	3,148
	AutoZone Inc.	4.500%	2/1/2028	15,000	15,127
[5]	BMW US Capital LLC	4.900%	4/2/2027	20,000	20,250
[5]	BMW US Capital LLC	4.600%	8/13/2027	6,315	6,373
	General Motors Co.	4.200%	10/1/2027	1,590	1,589
	General Motors Co.	6.800%	10/1/2027	795	830
	General Motors Financial Co. Inc.	4.350%	1/17/2027	4,770	4,775
	General Motors Financial Co. Inc.	5.000%	7/15/2027	580	587
	General Motors Financial Co. Inc.	2.700%	8/20/2027	530	515
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,050	1,049

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.700%	9/15/2028	10,000	9,347
	Lowe's Cos. Inc.	4.000%	10/15/2028	630	628
	Marriott International Inc.	5.000%	10/15/2027	2,090	2,127
[5]	Mercedes-Benz Finance North America LLC	4.800%	1/11/2027	8,685	8,757
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	2,700	2,699
[3,9]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	8,660	5,743
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	1,530	1,534
					98,615
Consumer Staples (1.5%)
	Altria Group Inc.	4.875%	2/4/2028	8,900	9,043
	BAT Capital Corp.	3.557%	8/15/2027	13,760	13,619
	BAT Capital Corp.	2.259%	3/25/2028	1,160	1,108
	General Mills Inc.	3.200%	2/10/2027	795	786
	Haleon US Capital LLC	3.375%	3/24/2029	12,000	11,691
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	4,200	4,229
[5]	Mars Inc.	4.450%	3/1/2027	4,354	4,384
[5]	Mars Inc.	4.600%	3/1/2028	38,285	38,751
	Sysco Corp.	2.400%	2/15/2030	5,000	4,628
	Tyson Foods Inc.	3.550%	6/2/2027	610	604
	Tyson Foods Inc.	4.350%	3/1/2029	5,000	5,005
					93,848
Energy (1.6%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	14,145	14,300
	Diamondback Energy Inc.	5.200%	4/18/2027	1,590	1,614
	Enbridge Inc.	6.000%	11/15/2028	3,000	3,155
	Enbridge Inc.	5.300%	4/5/2029	10,000	10,324
	Energy Transfer LP	4.000%	10/1/2027	755	752
	Energy Transfer LP	4.950%	5/15/2028	8,000	8,132
	Energy Transfer LP	5.200%	4/1/2030	2,750	2,836
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	6,929	6,756
	ONEOK Inc.	4.000%	7/13/2027	5,000	4,986
	ONEOK Inc.	4.250%	9/24/2027	850	852
	ONEOK Inc.	5.650%	11/1/2028	5,060	5,249
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	12,650	13,067
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	2,386	2,281
[3]	SA Global Sukuk Ltd.	1.602%	6/17/2026	8,940	8,757
	Targa Resources Corp.	6.150%	3/1/2029	5,000	5,267
	Williams Cos. Inc.	3.750%	6/15/2027	1,235	1,227
	Williams Cos. Inc.	5.300%	8/15/2028	10,120	10,433
					99,988
Financials (20.0%)
	AerCap Ireland Capital DAC	2.450%	10/29/2026	11,175	10,981
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,450	1,461
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,400	2,436
	Air Lease Corp.	2.200%	1/15/2027	11,780	11,462
	American Express Co.	5.389%	7/28/2027	15,850	16,003
	American Express Co.	5.098%	2/16/2028	33,380	33,827
	American Express Co.	5.043%	7/26/2028	4,133	4,204
	Arthur J Gallagher & Co.	4.600%	12/15/2027	1,824	1,842
[5]	Athene Global Funding	4.950%	1/7/2027	10,640	10,739
[3,7,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.582%	11/4/2025	5,700	3,774
	Banco Santander SA	6.527%	11/7/2027	10,000	10,246
[3]	Bank of America Corp.	1.197%	10/24/2026	10,000	9,981
[3]	Bank of America Corp.	1.658%	3/11/2027	20,000	19,768
	Bank of America Corp.	4.376%	4/27/2028	10,000	10,037
[3]	Bank of America Corp.	3.419%	12/20/2028	10,500	10,334
	Bank of America Corp.	4.623%	5/9/2029	13,290	13,452
	Bank of Montreal	5.370%	6/4/2027	15,000	15,339
	Bank of Montreal	5.004%	1/27/2029	25,000	25,479
	Bank of New York Mellon Corp.	4.441%	6/9/2028	7,048	7,096
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,300
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	1,582	1,625
	Barclays plc	5.086%	2/25/2029	3,879	3,948
	Barclays plc	5.367%	2/25/2031	3,961	4,084
[5]	BNP Paribas SA	4.792%	5/9/2029	4,015	4,054
	Brookfield Finance Inc.	3.900%	1/25/2028	3,000	2,978
	Canadian Imperial Bank of Commerce	5.926%	10/2/2026	20,000	20,372
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	6,200	6,153

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,000	4,080
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	5,250	5,266
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,347
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	6,818	6,830
	Capital One Financial Corp.	1.878%	11/2/2027	950	926
	Cboe Global Markets Inc.	3.650%	1/12/2027	13,516	13,440
	Citibank NA	4.876%	11/19/2027	5,275	5,316
	Citigroup Inc.	4.643%	5/7/2028	25,000	25,167
[3,7,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	4.340%	8/17/2026	10,000	6,641
[5]	Corebridge Global Funding	4.900%	1/7/2028	13,636	13,868
[5]	Credit Agricole SA	4.631%	9/11/2028	1,780	1,791
[5]	Danske Bank A/S	5.427%	3/1/2028	16,560	16,837
	Deutsche Bank AG	4.950%	8/4/2031	4,397	4,436
[5]	F&G Global Funding	1.750%	6/30/2026	2,361	2,314
[3]	Goldman Sachs Bank USA	5.283%	3/18/2027	25,000	25,113
	Goldman Sachs Group Inc.	3.615%	3/15/2028	15,000	14,885
	HSBC Holdings plc	5.887%	8/14/2027	12,758	12,928
	HSBC Holdings plc	5.597%	5/17/2028	35,000	35,729
	HSBC Holdings plc	5.130%	11/19/2028	5,000	5,088
	HSBC Holdings plc	4.899%	3/3/2029	4,925	4,995
	HSBC Holdings plc	5.286%	11/19/2030	6,242	6,441
	HSBC USA Inc.	4.650%	6/3/2028	6,143	6,227
	Huntington National Bank	4.871%	4/12/2028	6,684	6,757
	Intercontinental Exchange Inc.	4.000%	9/15/2027	5,000	5,000
	JPMorgan Chase & Co.	6.070%	10/22/2027	21,660	22,094
	JPMorgan Chase & Co.	5.040%	1/23/2028	11,000	11,125
	JPMorgan Chase & Co.	5.571%	4/22/2028	20,000	20,440
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	20,213	20,032
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	322	312
	JPMorgan Chase & Co.	4.979%	7/22/2028	6,416	6,514
	JPMorgan Chase & Co.	4.851%	7/25/2028	11,728	11,881
	JPMorgan Chase & Co.	4.505%	10/22/2028	17,050	17,189
	JPMorgan Chase & Co.	4.915%	1/24/2029	21,500	21,886
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	8,260	8,369
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	4,026	4,064
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	3,110	3,145
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,000	4,995
[3]	Morgan Stanley	4.350%	9/8/2026	1,370	1,372
	Morgan Stanley	5.050%	1/28/2027	10,120	10,142
	Morgan Stanley	2.475%	1/21/2028	5,000	4,893
[3]	Morgan Stanley	5.652%	4/13/2028	23,478	24,006
[3]	Morgan Stanley	3.591%	7/22/2028	10,000	9,895
	Morgan Stanley	5.230%	1/15/2031	6,522	6,732
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	11,860	11,977
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	5,600	5,723
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	12,488	12,673
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,160
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	4,080	4,103
	National Bank of Canada	4.950%	2/1/2028	11,100	11,224
[5]	Penske Truck Leasing Co. LP	4.400%	7/1/2027	955	957
	PNC Bank NA	4.429%	7/21/2028	2,850	2,864
	PNC Financial Services Group Inc.	1.150%	8/13/2026	1,300	1,269
	PNC Financial Services Group Inc.	4.758%	1/26/2027	10,000	10,011
	PNC Financial Services Group Inc.	3.150%	5/19/2027	3,100	3,059
	PNC Financial Services Group Inc.	6.615%	10/20/2027	22,760	23,315
	PNC Financial Services Group Inc.	5.354%	12/2/2028	1,283	1,316
[3]	Royal Bank of Canada	5.069%	7/23/2027	8,026	8,087
[3]	Royal Bank of Canada	4.510%	10/18/2027	10,000	10,036
[3]	Royal Bank of Canada	4.715%	3/27/2028	25,000	25,241
[3]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,086
[3]	Royal Bank of Canada	4.965%	1/24/2029	19,740	20,078
	State Street Corp.	4.543%	4/24/2028	2,505	2,526
	State Street Corp.	4.530%	2/20/2029	2,380	2,405
	Suci Second Investment Co.	4.375%	9/10/2027	4,225	4,228
	Toronto-Dominion Bank	4.568%	12/17/2026	5,000	5,028
	Toronto-Dominion Bank	4.861%	1/31/2028	10,840	11,031
[3]	Truist Bank	4.420%	7/24/2028	6,430	6,458
[3]	Truist Financial Corp.	5.900%	10/28/2026	15,000	15,009
[3]	Truist Financial Corp.	6.047%	6/8/2027	7,000	7,079
	UBS AG	5.000%	7/9/2027	6,360	6,464

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS AG	4.864%	1/10/2028	32,820	33,104
	UBS AG	5.650%	9/11/2028	10,000	10,452
[5]	UBS Group AG	4.703%	8/5/2027	23,411	23,488
[5]	UBS Group AG	4.253%	3/23/2028	10,000	10,000
[5]	UBS Group AG	3.869%	1/12/2029	2,950	2,925
	US Bancorp	5.727%	10/21/2026	33,330	33,351
	US Bancorp	6.787%	10/26/2027	10,000	10,268
[3]	US Bancorp	2.215%	1/27/2028	30,051	29,277
	US Bank NA	4.507%	10/22/2027	20,000	20,067
	US Bank NA	4.730%	5/15/2028	6,698	6,759
[3]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,387
[3]	Wells Fargo & Co.	5.707%	4/22/2028	35,000	35,826
[3]	Wells Fargo & Co.	3.584%	5/22/2028	7,431	7,363
[3]	Wells Fargo & Co.	2.393%	6/2/2028	20,000	19,441
[3]	Westpac Banking Corp.	4.322%	11/23/2031	4,800	4,787
[3,7,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.340%	2/16/2026	5,300	3,512
[3,7,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.608%	11/11/2025	1,400	927
					1,237,824
Health Care (1.6%)
	Amgen Inc.	5.150%	3/2/2028	13,165	13,470
	Baxter International Inc.	1.915%	2/1/2027	11,360	11,016
	Baxter International Inc.	2.272%	12/1/2028	4,000	3,754
	Cardinal Health Inc.	3.410%	6/15/2027	11,760	11,633
	Cencora Inc.	3.450%	12/15/2027	12,320	12,144
	Cencora Inc.	4.625%	12/15/2027	1,825	1,846
[3]	Cigna Group	3.400%	3/1/2027	1,825	1,808
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	6,000	6,185
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,000	10,198
	Stryker Corp.	4.700%	2/10/2028	10,000	10,146
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	10,000	10,220
	UnitedHealth Group Inc.	4.400%	6/15/2028	620	626
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	7,000	7,055
					100,101
Industrials (0.9%)
	Boeing Co.	5.040%	5/1/2027	10,000	10,111
[5]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	1,230	1,248
[5]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	1,230	1,265
[5]	Ferguson Finance plc	4.250%	4/20/2027	9,266	9,253
	General Electric Co.	4.300%	7/29/2030	3,900	3,924
	Ingersoll Rand Inc.	5.197%	6/15/2027	12,901	13,119
	Lockheed Martin Corp.	4.150%	8/15/2028	2,313	2,326
	Otis Worldwide Corp.	2.565%	2/15/2030	5,000	4,656
	RTX Corp.	7.500%	9/15/2029	675	754
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	8,300	8,231
					54,887
Materials (0.1%)
[5]	Georgia-Pacific LLC	4.400%	6/30/2028	4,160	4,198
	Nutrien Ltd.	4.500%	3/12/2027	4,230	4,252
					8,450
Real Estate (0.2%)
	Welltower OP LLC	4.250%	4/15/2028	10,283	10,343
Technology (1.3%)
	Broadcom Inc.	5.050%	7/12/2027	955	972
	Broadcom Inc.	4.800%	4/15/2028	12,000	12,222
	Broadcom Inc.	4.600%	7/15/2030	2,251	2,285
	Dell International LLC	5.250%	2/1/2028	9,590	9,813
	Dell International LLC	4.750%	4/1/2028	6,340	6,431
	Fiserv Inc.	5.450%	3/2/2028	10,000	10,281
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,266
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,821	1,829
	Intel Corp.	3.150%	5/11/2027	1,070	1,053
	Intel Corp.	4.875%	2/10/2028	10,000	10,151
	NXP BV	4.300%	8/19/2028	5,406	5,414
	Oracle Corp.	4.800%	8/3/2028	2,090	2,125
	Paychex Inc.	5.100%	4/15/2030	1,500	1,543
	Roper Technologies Inc.	4.250%	9/15/2028	3,602	3,618
	Synopsys Inc.	4.550%	4/1/2027	2,820	2,838

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	4.650%	4/1/2028	950	961
					77,802
Utilities (0.8%)
[3]	Appalachian Power Co.	3.300%	6/1/2027	4,750	4,682
	DTE Energy Co.	4.950%	7/1/2027	10,000	10,128
	DTE Energy Co.	5.200%	4/1/2030	3,050	3,143
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,384	2,292
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	2,930	2,963
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6,810	6,933
	NiSource Inc.	5.250%	3/30/2028	250	256
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,856	2,917
	WEC Energy Group Inc.	5.150%	10/1/2027	10,025	10,214
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,596	2,545
					46,073
Total Corporate Bonds (Cost $1,821,278)					1,844,804
Sovereign Bonds (3.2%)
[3,5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	3,150	3,275
[3,5]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	6,616	6,685
[3,5,10]	Bank Gospodarstwa Krajowego	6.250%	10/31/2028	1,000	1,060
[3,5]	Central American Bank for Economic Integration	5.000%	1/25/2027	5,952	6,018
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	8,996	8,878
[3,5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	14,610	14,832
[3]	Kingdom of Saudi Arabia	3.250%	10/26/2026	3,655	3,619
[3,5]	Kingdom of Saudi Arabia	5.125%	1/13/2028	10,350	10,565
[3]	Kingdom of Saudi Arabia	5.125%	1/13/2028	2,790	2,850
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	1,880	1,922
[3,5]	Korea National Oil Corp.	4.125%	9/30/2027	8,000	7,999
[3,5]	KSA Sukuk Ltd.	5.250%	6/4/2027	28,065	28,551
[3]	KSA Sukuk Ltd.	5.250%	6/4/2027	1,260	1,282
[3,5,6]	Kuwait Government Bond	4.016%	10/9/2028	35,000	35,000
[3]	Republic of Chile	2.750%	1/31/2027	24,643	24,198
[3]	Republic of Poland	3.250%	4/6/2026	21,392	21,296
[3]	Republic of Poland	4.875%	2/12/2030	5,387	5,542
[3]	State of Israel	5.375%	3/12/2029	2,175	2,232
[3]	State of Israel	5.375%	2/19/2030	5,800	5,976
[5]	Tokyo Metropolitan Government	4.625%	6/1/2026	3,840	3,853
[3]	United Mexican States	4.750%	3/22/2031	2,759	2,741
Total Sovereign Bonds (Cost $196,124)					198,374

Institutional Short-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (1.9%)
[11]	Vanguard Market Liquidity Fund	4.180%		1,145,669	114,567
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.8%)
	United States Treasury Bill	3.618%	9/3/2026	54,071	52,304
Total Temporary Cash Investments (Cost $166,869)					166,871
Total Investments (101.4%) (Cost $6,199,514)					6,265,502
Other Assets and Liabilities—Net (-1.4%)					(83,512)
Net Assets (100%)					6,181,990
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $487 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,836 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $1,661,129, representing 26.9% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Poland.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	1,685	351,151	(7)
10-Year U.S. Treasury Note	December 2025	130	14,625	87
Long U.S. Treasury Bond	December 2025	23	2,681	57
Ultra 10-Year U.S. Treasury Note	December 2025	203	23,361	250
				387

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(1,517)	(165,649)	365
AUD 3-Year Treasury Bond	December 2025	(65)	(4,595)	16
				381
				768

Institutional Short-Term Bond Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	USD	19,021	AUD	28,802	—	(55)
State Street Bank & Trust Co.	12/17/2025	USD	331	EUR	280	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	334	GBP	246	3	—
						3	(55)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/7/2028	N/A	53,760	3.455[2]	(4.240)[3]	35	35
7/9/2028	N/A	53,760	3.539[2]	(4.240)[3]	168	168
7/7/2030	N/A	33,250	4.240[3]	(3.492)[2]	(96)	(96)
7/9/2030	N/A	33,250	4.240[3]	(3.564)[2]	(208)	(208)
					(101)	(101)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,084,949)	6,150,935
Affiliated Issuers (Cost $114,565)	114,567
Total Investments in Securities	6,265,502
Investment in Vanguard	152
Cash	1,900
Foreign Currency, at Value (Cost $1,198)	1,189
Receivables for Accrued Income	37,716
Receivables for Capital Shares Issued	72,762
Variation Margin Receivable—Futures Contracts	84
Variation Margin Receivable—Centrally Cleared Swap Contracts	26
Unrealized Appreciation—Forward Currency Contracts	3
Total Assets	6,379,334
Liabilities
Payables for Investment Securities Purchased	197,239
Payables to Vanguard	50
Unrealized Depreciation—Forward Currency Contracts	55
Total Liabilities	197,344
Net Assets	6,181,990
At September 30, 2025, net assets consisted of:

Paid-in Capital	6,609,313
Total Distributable Earnings (Loss)	(427,323)
Net Assets	6,181,990

Net Assets
Applicable to 464,792,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,181,990
Net Asset Value Per Share	$13.30
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	270,476
Total Income	270,476
Expenses
The Vanguard Group—Note B
Investment Advisory Services	458
Management and Administrative	541
Marketing and Distribution	80
Custodian Fees	25
Auditing Fees	31
Shareholders' Reports and Proxy Fees	19
Trustees’ Fees and Expenses	4
Other Expenses	18
Total Expenses	1,176
Net Investment Income	269,300
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,451
Futures Contracts	(8,034)
Swap Contracts	(577)
Forward Currency Contracts	998
Foreign Currencies	61
Realized Net Gain (Loss)	(101)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,555)
Futures Contracts	879
Swap Contracts	(101)
Forward Currency Contracts	738
Foreign Currencies	(31)
Change in Unrealized Appreciation (Depreciation)	(1,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	268,129
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,589, ($10), and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	269,300	293,323
Realized Net Gain (Loss)	(101)	(87,302)
Change in Unrealized Appreciation (Depreciation)	(1,070)	284,843
Net Increase (Decrease) in Net Assets Resulting from Operations	268,129	490,864
Distributions
Total Distributions	(269,018)	(295,325)
Capital Share Transactions
Issued	401,065	285,600
Issued in Lieu of Cash Distributions	269,018	295,325
Redeemed	(360,726)	(3,057,025)
Net Increase (Decrease) from Capital Share Transactions	309,357	(2,476,100)
Total Increase (Decrease)	308,468	(2,280,561)
Net Assets
Beginning of Period	5,873,522	8,154,083
End of Period	6,181,990	5,873,522
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.30	$12.92	$13.00	$13.94	$14.06
Investment Operations
Net Investment Income[1]	.607	.597	.442	.181	.165
Net Realized and Unrealized Gain (Loss) on Investments	—	.395	(.074)	(.855)	(.070)
Total from Investment Operations	.607	.992	.368	(.674)	.095
Distributions
Dividends from Net Investment Income	(.607)	(.612)	(.448)	(.177)	(.165)
Distributions from Realized Capital Gains	—	—	—	(.089)	(.050)
Total Distributions	(.607)	(.612)	(.448)	(.266)	(.215)
Net Asset Value, End of Period	$13.30	$13.30	$12.92	$13.00	$13.94
Total Return	4.68%	7.85%	2.86%	-4.89%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,182	$5,874	$8,154	$9,488	$9,649
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	4.58%	4.56%	3.39%	1.35%	1.18%
Portfolio Turnover Rate	126%	112%	135%[3]	122%[3]	134%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 0%, 5%, and 16%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open

Institutional Short-Term Bond Fund
contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Institutional Short-Term Bond Fund
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $152,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,472,401	—	1,472,401
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,582,702	350	2,583,052
Corporate Bonds	—	1,844,804	—	1,844,804
Sovereign Bonds	—	198,374	—	198,374
Temporary Cash Investments	114,567	52,304	—	166,871
Total	114,567	6,150,585	350	6,265,502

Derivative Financial Instruments
Assets
Futures Contracts[1]	775	—	—	775
Forward Currency Contracts	—	3	—	3
Swap Contracts[1]	—	203	—	203
Total	775	206	—	981
Liabilities
Futures Contracts[1]	(7)	—	—	(7)
Forward Currency Contracts	—	(55)	—	(55)
Swap Contracts[1]	—	(304)	—	(304)
Total	(7)	(359)	—	(366)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	775	—	775
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	203	—	203
Unrealized Appreciation—Forward Currency Contracts	—	3	3
Total Assets	978	3	981

Unrealized Depreciation—Futures Contracts[1]	(7)	—	(7)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(304)	—	(304)
Unrealized Depreciation—Forward Currency Contracts	—	(55)	(55)
Total Liabilities	(311)	(55)	(366)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(8,034)	—	—	(8,034)
Swap Contracts	956	—	(1,533)	(577)
Forward Currency Contracts	—	998	—	998
Realized Net Gain (Loss) on Derivatives	(7,078)	998	(1,533)	(7,613)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	879	—	—	879
Swap Contracts	(101)	—	—	(101)
Forward Currency Contracts	—	738	—	738

Institutional Short-Term Bond Fund
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Change in Unrealized Appreciation (Depreciation) on Derivatives	778	738	—	1,516
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	498
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	65,387
Capital Loss Carryforwards	(493,208)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(427,323)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	269,018	295,325
Long-Term Capital Gains	—	—
Total	269,018	295,325
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,200,014
Gross Unrealized Appreciation	67,247
Gross Unrealized Depreciation	(1,860)
Net Unrealized Appreciation (Depreciation)	65,387
F.  During the year ended September 30, 2025, the fund purchased $2,732,357,000 of investment securities and sold $2,124,616,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,937,281,000 and $5,052,418,000, respectively.
G.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	30,235	21,818
Issued in Lieu of Cash Distributions	20,333	22,565
Redeemed	(27,281)	(233,910)
Net Increase (Decrease) in Shares Outstanding	23,287	(189,527)

Institutional Short-Term Bond Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (39.5%)
U.S. Government Securities (13.5%)
	United States Treasury Note/Bond	4.125%	10/31/2026	135,006	135,592
	United States Treasury Note/Bond	1.500%	1/31/2027	62,740	60,966
	United States Treasury Note/Bond	2.750%	4/30/2027	289,049	285,041
	United States Treasury Note/Bond	3.750%	5/15/2028	120,434	120,824
	United States Treasury Note/Bond	1.000%	7/31/2028	162,698	151,252
	United States Treasury Note/Bond	4.125%	7/31/2028	87,895	89,056
	United States Treasury Note/Bond	1.125%	8/31/2028	120,000	111,741
	United States Treasury Note/Bond	1.250%	9/30/2028	113,183	105,570
	United States Treasury Note/Bond	4.625%	9/30/2028	124,247	127,732
[1,2]	United States Treasury Note/Bond	1.375%	10/31/2028	296,985	277,495
	United States Treasury Note/Bond	4.875%	10/31/2028	337,626	349,653
[3]	United States Treasury Note/Bond	4.375%	11/30/2028	179,945	183,839
	United States Treasury Note/Bond	4.000%	1/31/2029	169,294	171,132
	United States Treasury Note/Bond	1.875%	2/28/2029	129,650	122,286
	United States Treasury Note/Bond	4.250%	2/28/2029	259,302	264,225
	United States Treasury Note/Bond	2.375%	3/31/2029	319,800	306,383
	United States Treasury Note/Bond	2.875%	4/30/2029	60,000	58,406
	United States Treasury Note/Bond	4.625%	4/30/2029	246,621	254,482
	United States Treasury Note/Bond	2.750%	5/31/2029	83,122	80,505
	United States Treasury Note/Bond	3.625%	8/31/2029	168,720	168,311
	United States Treasury Note/Bond	4.125%	10/31/2029	144,382	146,683
	United States Treasury Note/Bond	4.250%	1/31/2030	100,000	102,125
	United States Treasury Note/Bond	4.000%	2/28/2030	200,200	202,530
	United States Treasury Note/Bond	4.125%	8/31/2030	136,358	138,632
	United States Treasury Note/Bond	3.875%	8/31/2032	249,600	248,908
					4,263,369
Conventional Mortgage-Backed Securities (23.5%)
[4,5]	Fannie Mae Pool	1.290%	2/1/2031	3,035	2,649
[4,5]	Fannie Mae Pool	1.320%	12/1/2030	61,573	53,901
[4,5]	Fannie Mae Pool	1.540%	8/1/2031	13,750	11,942
[4,5]	Fannie Mae Pool	1.910%	10/1/2031	11,808	10,353
[4,5]	Fannie Mae Pool	1.930%	1/1/2032	1,644	1,444
[4,5]	Fannie Mae Pool	2.000%	5/1/2031	14,800	13,195
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	11,100	10,387
[4,5]	Fannie Mae Pool	2.550%	12/1/2029	6,535	6,151
[4,5]	Fannie Mae Pool	2.640%	9/1/2032	3,802	3,429
[4,5]	Fannie Mae Pool	3.000%	3/1/2043–3/1/2048	11,076	9,899
[4,5]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	18,505	17,058
[4,5]	Fannie Mae Pool	3.820%	1/1/2033	2,125	2,056
[4,5]	Fannie Mae Pool	4.070%	11/1/2029	19,277	19,240
[4,5]	Fannie Mae Pool	4.150%	8/1/2030	6,450	6,442
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	6,220	6,230
[4,5]	Fannie Mae Pool	4.190%	5/1/2030–7/1/2030	7,700	7,715
[4,5]	Fannie Mae Pool	4.200%	8/1/2030	4,850	4,858
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	26,780	26,892
[4,5]	Fannie Mae Pool	4.230%	5/1/2030	22,910	22,973
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	8,930	8,973
[4,5]	Fannie Mae Pool	4.260%	9/1/2030	4,300	4,314
[4,5]	Fannie Mae Pool	4.270%	5/1/2033	13,177	13,117
[4,5]	Fannie Mae Pool	4.290%	4/1/2030–7/1/2030	110,670	111,241
[4,5]	Fannie Mae Pool	4.305%	9/1/2030	1,670	1,674
[4,5]	Fannie Mae Pool	4.310%	6/1/2030–8/1/2030	48,085	48,337
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	5,410	5,454
[4,5]	Fannie Mae Pool	4.360%	1/1/2030	54,794	55,396
[4,5]	Fannie Mae Pool	4.370%	7/1/2030	24,516	24,727
[4,5]	Fannie Mae Pool	4.380%	6/1/2030	26,433	26,674
[4,5]	Fannie Mae Pool	4.390%	5/1/2030	4,800	4,845
[4,5]	Fannie Mae Pool	4.420%	7/1/2030	6,525	6,591
[4,5]	Fannie Mae Pool	4.480%	12/1/2029	56,854	57,541

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	4.490%	12/1/2029–9/1/2030	24,980	25,353
[4,5]	Fannie Mae Pool	4.510%	9/1/2030	9,370	9,489
[4,5]	Fannie Mae Pool	4.530%	1/1/2030	20,432	20,739
[4,5]	Fannie Mae Pool	4.560%	7/1/2030	20,354	20,697
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	9,490	9,673
[4,5]	Fannie Mae Pool	4.620%	4/1/2031	4,194	4,276
[4,5]	Fannie Mae Pool	4.630%	5/1/2031	8,119	8,272
[4,5]	Fannie Mae Pool	4.650%	9/1/2030	14,471	14,762
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	20,801	21,268
[4,5]	Fannie Mae Pool	4.720%	8/1/2030	14,925	15,259
[4,5]	Fannie Mae Pool	4.860%	5/1/2031	5,581	5,750
[4,5]	Freddie Mac Gold Pool	1.590%	7/1/2031	12,615	10,987
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/2028–1/1/2032	1,101	1,062
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/2032–8/1/2047	4,722	4,304
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/2032–2/1/2050	33,280	30,999
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/2029–5/1/2049	282,294	280,913
[4,5]	Freddie Mac Gold Pool	4.150%	2/1/2030	11,893	11,899
[4,5]	Freddie Mac Gold Pool	4.250%	4/1/2030	4,130	4,140
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/2039–2/1/2047	14,626	14,653
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/2039–2/1/2049	2,536	2,586
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/2040	1,174	1,221
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/2037	20	21
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/2038	40	43
[4]	Ginnie Mae I Pool	2.500%	1/15/2043–6/15/2043	380	339
[4]	Ginnie Mae I Pool	3.000%	9/15/2042–8/15/2045	9,567	8,746
[4]	Ginnie Mae I Pool	3.500%	1/15/2042–7/15/2045	2,748	2,574
[4]	Ginnie Mae I Pool	4.000%	4/15/2039–12/15/2046	1,835	1,779
[4]	Ginnie Mae I Pool	4.500%	2/15/2039–12/15/2046	8,974	8,942
[4]	Ginnie Mae I Pool	5.000%	2/15/2040–9/15/2041	345	349
[4]	Ginnie Mae I Pool	5.500%	2/15/2041	73	75
[4]	Ginnie Mae I Pool	6.000%	5/15/2036–3/15/2040	641	668
[4]	Ginnie Mae II Pool	2.000%	11/20/2050–8/20/2051	241,340	199,724
[4]	Ginnie Mae II Pool	2.500%	3/20/2043–6/20/2052	232,931	200,198
[4,6]	Ginnie Mae II Pool	3.000%	3/20/2027–10/15/2055	230,009	206,429
[4,6]	Ginnie Mae II Pool	3.500%	5/20/2046–10/15/2055	193,855	178,319
[4,6]	Ginnie Mae II Pool	4.000%	2/20/2034–10/15/2055	148,206	141,392
[4,6]	Ginnie Mae II Pool	4.500%	4/20/2048–10/15/2055	167,000	163,704
[4,6]	Ginnie Mae II Pool	5.000%	4/20/2040–10/15/2055	245,547	245,688
[4,6]	Ginnie Mae II Pool	5.500%	4/20/2040–10/15/2055	335,351	340,915
[4,6]	Ginnie Mae II Pool	6.000%	2/20/2041–10/15/2055	204,879	210,795
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–1/20/2055	67,239	69,737
[4]	Ginnie Mae II Pool	7.000%	3/20/2055–4/20/2055	9,177	9,458
[4,5]	UMBS Pool	1.500%	3/1/2036–7/1/2051	316,347	260,144
[4,5,6]	UMBS Pool	2.000%	5/1/2028–10/25/2055	1,306,181	1,091,176
[4,5,6]	UMBS Pool	2.500%	12/1/2035–10/25/2055	929,482	804,746
[4,5,6]	UMBS Pool	3.000%	7/1/2032–10/25/2055	566,913	512,888
[4,5,6]	UMBS Pool	3.500%	11/1/2031–10/25/2055	352,677	328,840
[4,5,6]	UMBS Pool	4.000%	5/1/2032–10/25/2055	341,563	328,108
[4,5,6]	UMBS Pool	4.500%	12/1/2039–10/25/2055	309,315	304,808
[4,5,6]	UMBS Pool	5.500%	12/1/2038–10/25/2055	22,440	28,172
[4,5,6]	UMBS Pool	6.000%	10/1/2052–10/25/2055	366,247	380,049
[4,5,6]	UMBS Pool	6.500%	9/1/2036–10/25/2055	201,112	210,729
[4,5]	UMBS Pool	7.000%	10/1/2037–4/1/2055	48,028	50,243
					7,413,798
Nonconventional Mortgage-Backed Securities (2.5%)
[4,5]	Fannie Mae Pool	5.140%	9/1/2055	14,194	14,360
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	119,569	102,702
[4,5]	Fannie Mae REMICS	2.000%	6/25/2048–3/25/2050	12,390	10,511
[4,5]	Fannie Mae REMICS	2.500%	9/25/2048–12/25/2049	37,655	33,056
[4,5]	Fannie Mae REMICS	3.000%	12/25/2044–1/25/2048	4,961	4,188
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	8,186	8,245
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	32,562	32,657
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	7,633	7,710
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	9,736	9,840
[4,5]	Freddie Mac REMICS	0.750%	10/25/2044	9,603	7,625
[4,5]	Freddie Mac REMICS	1.000%	9/25/2050–9/25/2051	22,878	18,425
[4,5]	Freddie Mac REMICS	1.250%	10/25/2050	18,612	14,980
[4,5]	Freddie Mac REMICS	1.500%	6/25/2049–10/25/2051	163,747	133,462
[4,5]	Freddie Mac REMICS	1.750%	5/25/2051	43,236	35,858

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Freddie Mac REMICS	2.000%	5/25/2051–8/25/2051	31,650	27,319
[4,5]	Freddie Mac REMICS	2.500%	12/25/2048–9/25/2049	82,436	73,486
[4,5]	Freddie Mac REMICS	3.000%	11/15/2042–1/15/2045	13,219	11,826
[4,5]	Freddie Mac REMICS	4.500%	10/15/2041	30,284	29,952
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	1,766	1,518
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.000%	1/25/2052	2,703	2,305
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	6,949	6,104
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	3,653	3,106
[4]	Ginnie Mae REMICS	1.250%	4/20/2051	10,438	8,340
[4]	Ginnie Mae REMICS	1.500%	4/20/2051	3,958	3,199
[4]	Ginnie Mae REMICS	2.500%	7/20/2050	50,184	44,394
[4]	Ginnie Mae REMICS	3.000%	6/20/2043–5/20/2055	85,010	79,082
[4]	Ginnie Mae REMICS	3.500%	5/20/2048–6/20/2048	69,879	66,781
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	2,580	2,234
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	5,986	4,981
					798,246
Total U.S. Government and Agency Obligations (Cost $12,487,029)					12,475,413
Asset-Backed/Commercial Mortgage-Backed Securities (22.4%)
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	37,790	37,734
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	2,120	2,117
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	5,780	5,886
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	13,020	13,227
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	5,280	5,300
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	1,570	1,597
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	1,586	1,613
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	2,619	2,643
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	16,440	16,476
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	5,911	5,928
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	1,560	1,564
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	1,480	1,484
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	4,700	4,743
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	2,650	2,694
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/2029	19,020	19,218
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	10,080	9,954
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	15,720	15,113
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	10,010	9,864
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	5,480	5,340
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	5,620	5,733
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	6,700	6,747
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	4,380	4,438
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	5,520	5,605
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	6,980	7,111
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	4,840	4,899
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	8,450	8,628
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	7,170	7,366
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	20,350	21,365
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	10,560	10,922
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	11,470	11,825
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	6,220	6,300
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	8,710	8,950
[4]	BANK Series 2017-BNK4	3.625%	5/15/2050	280	277
[4]	BANK Series 2017-BNK6	3.254%	7/15/2060	4,208	4,143
[4]	BANK Series 2017-BNK6	3.518%	7/15/2060	1,110	1,095
[4]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,321	11,114
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,370	1,332
[4]	BANK Series 2018-BNK10	3.641%	2/15/2061	458	455
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	1,590	1,589
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	9,590	9,472
[4]	BANK Series 2019-BNK23	2.920%	12/15/2052	15,870	14,962
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	14,280	13,447
[4]	BANK Series 2020-BNK30	1.673%	12/15/2053	5,050	4,781
[4]	BANK Series 2021-BNK35	2.067%	6/15/2064	8,950	8,418
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,150	3,669
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	17,705	16,493
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	14,820	14,364
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	1,580	1,431
[4]	BANK Series 2022-BNK41	3.916%	4/15/2065	5,220	4,969
[4]	BANK Series 2022-BNK43	4.399%	8/15/2055	22,550	22,106

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	34,646	36,159
[4]	BANK Series 2024-5YR9	5.614%	8/15/2057	18,740	19,504
[4]	BANK Series 2024-BNK47	5.716%	6/15/2057	28,220	30,034
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	28,610	29,118
[4]	BANK Series 2025-BNK49	5.623%	3/15/2058	53,620	56,772
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	16,090	17,052
[4]	BANK Series 2025-BNK50	6.071%	5/15/2068	5,608	5,910
[4,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	9,570	9,719
[4,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	7,725	7,883
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	5,600	5,719
[4,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	3,350	3,385
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	330	327
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	11,890	11,568
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	13,010	12,366
[4,8]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	5,190	5,192
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	2,515	2,330
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	1,700	1,501
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,100	6,355
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,230	2,855
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	9,864	9,568
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	13,320	13,201
[4]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/2055	5,750	5,665
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	2,600	2,923
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	7,500	7,852
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,410	1,472
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	8,450	8,675
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	9,138	9,540
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	4,530	4,764
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	12,610	13,529
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	5,050	5,271
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	24,280	25,566
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	14,070	14,725
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	43,360	46,220
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	9,760	10,297
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	3,660	3,839
[4]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	13,560	12,820
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	28,640	25,945
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	9,020	8,885
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	1,100	1,089
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	7,163	6,739
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	4,400	4,184
[4]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	11,195	10,436
[4]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	9,540	8,913
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	22,810	22,423
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	10,416	10,925
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	9,700	10,143
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,940	8,173
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	6,120	6,376
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	7,290	7,308
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	17,060	16,959
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	15,510	16,709
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	9,790	10,156
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	10,250	10,916
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	33,080	34,474
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	25,070	26,476
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	3,070	3,238
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	43,670	46,467
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	10,740	11,227
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	40,230	42,664
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	10,730	11,334
[4,6]	BMO Mortgage Trust Series 2025-C13	1.000%	10/15/2058	11,630	12,017
[4,6]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	34,440	35,588
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	6,930	7,045
[4]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	9,040	9,247
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	5,521	5,217
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	6,820	6,879
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	20,300	20,792
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	30,670	30,915
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	2,500	2,536
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	19,130	19,130

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	3,340	3,382
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,720	3,762
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	16,460	16,762
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	19,800	20,444
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	8,680	8,742
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	4,090	4,157
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	21,950	22,164
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	4,290	4,353
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	1,941	1,969
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	30,750	31,218
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	4,430	4,530
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	4,420	4,504
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	9,960	10,096
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	5,610	5,687
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	5,516	5,455
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	12,210	12,290
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	14,100	14,309
[4,8]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	7,640	7,681
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	3,824	3,743
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/2049	6,248	6,179
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	480	474
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	3,090	3,016
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	1,450	1,412
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	4,023	3,970
[4,8]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	23,935	24,206
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	3,376	3,361
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/2029	9,932	10,034
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	6,300	6,428
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	14,940	15,399
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	4,480	4,631
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	15,600	15,956
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	10,960	11,164
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	3,490	3,572
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	11,340	11,430
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	3,390	3,420
[4,6,8,9]	CIFC Funding Ltd. Series 2025-6A	5.308%	10/23/2038	1,800	1,800
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	380	373
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/2049	4,000	3,982
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	710	698
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	4,560	4,476
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	5,620	5,563
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	65	65
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/2072	7,440	7,260
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	29,719	28,177
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	26,829	27,284
[4,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/2055	23,432	23,758
[4,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/2030	23,800	24,258
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	4,910	4,966
[4,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	11,570	11,784
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	2,610	2,581
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	4,920	4,987
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	27,305	27,713
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	7,750	7,904
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	11,210	10,593
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	13,233	13,250
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	24,393	24,546
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	9,850	9,860
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	13,154	13,176
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/2049	2,549	2,533
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	2,713	2,687
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	8,560	8,379
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	1,500	1,412
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/2052	17,500	16,455
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	15,269	13,625
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	6,380	6,426
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	5,320	5,374
[4,8]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	1,900	1,927
[4,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	8,020	8,258
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	9,550	9,729
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	4,660	4,792

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	4,840	4,942
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	16,970	17,116
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	12,500	12,638
[4,8]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	3,020	3,053
[4]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	26,870	27,071
[4]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	39,230	39,615
[4]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	44,430	44,351
[4]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	21,430	21,382
[4,6,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	7,230	7,230
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	10,540	10,735
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.271%	10/25/2056	77	76
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	5,640	5,726
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	4,050	4,139
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	7,260	7,322
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	7,400	7,510
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	5,650	5,740
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	7,910	8,092
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	12,850	12,953
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	13,700	13,882
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	17,200	17,373
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	24,330	24,687
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	1,310	1,319
[4,5]	Fannie Mae-Aces Series 2024-M5	4.720%	10/25/2033	20,208	20,468
[4,5]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	48,997	49,744
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	4,930	5,008
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K536	4.850%	1/25/2030	19,400	19,964
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	125,000	126,208
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	20,880	21,321
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	8,850	8,997
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	20,520	20,957
[4]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	31,640	32,246
[4]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	1,800	1,846
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	6,280	6,355
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	8,250	8,349
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	3,850	3,898
[4]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	5,410	5,438
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	20,470	20,428
[4,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	18,100	18,419
[4,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	19,210	19,821
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	6,520	6,567
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	7,760	7,876
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	13,000	13,313
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	16,280	16,671
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	13,300	13,563
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	13,120	13,396
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	4,370	4,438
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	3,830	3,886
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	33,728	34,603
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	17,110	17,517
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	10,370	10,386
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	16,350	16,581
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	10,630	10,630
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	18,060	18,402
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/2029	28,550	28,677
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	20,040	20,204
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	87,740	88,977
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	8,600	8,667
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	7,938	7,940
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	14,683	12,723
[4,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	30,678	28,705
[4,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	20,501	19,733
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	18,611	18,725
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	28,730	29,123
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	20,530	20,818
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	83,176	84,621
[4,8]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	9,760	9,796
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	13,880	14,022
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	9,560	9,667
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	6,930	7,015
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	12,490	12,621

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	4,130	4,148
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	5,477	5,436
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/2028	5,260	5,296
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	2,010	2,022
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/2028	6,130	6,165
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	13,860	14,100
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	5,900	5,987
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	10,940	11,146
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	9,070	9,158
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	11,170	11,359
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	1,600	1,633
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	2,220	2,237
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	1,290	1,303
[4,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	24,970	25,581
[4,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	28,020	29,381
[4,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	11,540	11,842
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	2,590	2,623
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	5,840	5,958
[4,8]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	18,390	18,986
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	27,580	28,009
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	15,350	15,821
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/2028	21,650	21,816
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	6,460	6,510
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	39,480	40,036
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	3,430	3,472
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	4,370	4,401
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	6,950	7,028
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/2028	13,040	13,181
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	9,430	9,652
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	6,820	6,885
[4,8]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	12,260	12,369
[4]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	720	708
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	2,600	2,549
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	5,441	5,098
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	30,503	27,912
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	2,809	2,535
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	9,640	8,496
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	11,340	11,618
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	7,790	7,962
[4,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/2028	3,000	2,912
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	11,050	11,161
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	18,750	19,032
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	21,820	22,204
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	22,160	22,605
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	32,680	32,858
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	3,050	3,072
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	14,600	15,096
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/2031	5,970	6,015
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	3,330	3,348
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/2028	8,540	8,652
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/2028	5,890	5,929
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	20,490	20,711
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/2028	19,210	19,426
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	7,280	7,381
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	5,060	5,127
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	5,780	5,839
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	10,630	10,772
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	9,790	9,849
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	6,930	7,046
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	11,320	11,615
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/2029	13,710	13,846
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	11,160	11,374
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	7,030	7,095
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	4,160	4,217
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	5,820	5,924
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	5,860	5,845
[4,8]	IRV Trust Series 2025-200P	5.471%	3/14/2047	8,820	9,016
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	7,620	7,723
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	6,850	6,914
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	1,525	1,501

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	24,217	20,925
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	21,949	19,074
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	1,529	1,517
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	360	352
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	60	60
[4,8]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/2029	3,570	3,611
[4,8]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	17,190	17,333
[4,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	6,520	6,637
[4,8]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/2028	10,040	10,179
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	10,380	10,646
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	4,550	4,616
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	5,360	5,454
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	3,310	3,385
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/2029	7,370	7,399
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	3,090	3,115
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/2029	20,790	20,978
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	7,730	7,856
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	9,040	9,213
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	17,150	17,189
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	7,660	7,684
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	7,610	7,629
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	7,920	8,103
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	10,390	10,522
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	12,150	12,317
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	7,030	7,162
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	10,210	10,363
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	3,860	3,934
[4,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	8,350	8,482
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,360	20,554
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	15,485	16,367
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	563	561
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/2049	5,373	5,346
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	1,000	998
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	15,228	15,006
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	18,810	17,874
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	2,600	2,308
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	12,511	12,770
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	7,436	7,410
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	9,640	10,431
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	11,074	11,183
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.072%	3/15/2072	1,971	1,988
[4,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	4,590	4,624
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	30,917	31,224
[4]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	36,020	36,477
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	10,060	10,205
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	4,240	4,303
[4]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	7,655	7,695
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	12,360	12,487
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	19,160	19,587
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	3,130	3,153
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	4,040	4,103
[4,8]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	14,179	13,108
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	52,670	53,192
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	6,880	6,960
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	7,590	7,580
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	3,950	3,935
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	1,360	1,355
[4,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/2028	7,060	7,105
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	33,085	33,475
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	17,230	17,549
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	30,690	31,192
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	14,090	14,183
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	22,780	22,897
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	5,410	5,446
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	14,768	15,039
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	104,624	106,055
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	43,299	43,952
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	72,343	73,332
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	35,362	35,897
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	6,928	6,962

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	37,358	37,894
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	38,227	38,478
[4,8]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/2056	46,708	47,378
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	36,375	36,594
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	11,485	11,678
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	12,150	12,233
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	16,100	16,240
[4,8]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	6,100	6,100
[4,8]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/2031	10,450	10,533
[4,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	11,820	12,040
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	7,110	7,156
[4,8]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	5,970	6,065
[4,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	4,213	4,136
[4,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	5,094	5,094
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	7,488	7,228
[4,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	6,827	6,564
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	10,566	10,063
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	16,092	15,340
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	17,570	16,640
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	18,967	18,118
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	3,510	3,347
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	7,733	7,337
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	16,510	15,639
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,940	8,305
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	25,075	25,563
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	1,590	1,597
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	1,115	1,127
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	951	958
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	1,450	1,458
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	4,137	4,154
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	1,850	1,860
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	11,910	12,089
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	54,120	54,626
[4]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	34,890	35,220
[4]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	9,280	9,334
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/2028	17,750	17,887
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	5,970	6,042
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/2028	5,585	5,608
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/2029	4,640	4,686
[4,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	3,090	3,169
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	3,350	3,408
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	12,860	12,953
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	2,420	2,443
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	12,875	13,091
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	3,605	3,651
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	5,890	5,983
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/2029	6,900	6,981
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	3,970	4,075
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	8,180	8,275
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	10,660	10,783
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	7,710	7,858
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	2,000	2,052
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	20,880	21,209
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	3,760	3,835
[4,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	8,025	7,133
[4,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	25	25
[4,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	106	105
[4,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	197	196
[4,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/2041	5	5
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	25,180	25,348
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	7,010	7,068
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	5,980	6,033
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	8,150	8,193
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	4,010	4,025
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	34,680	35,192
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	39,770	40,424
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	59,965	60,684
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	46,940	47,760
[4,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	8,970	9,002
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	11,470	11,580

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	6,070	6,182
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	22,610	22,635
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	5,650	5,657
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	6,160	6,169
[4,8]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/2029	18,020	18,089
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	26,750	27,091
[4,8]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	25,640	25,817
[4,8]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/2035	12,870	12,836
[4,8]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	18,060	18,483
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	4,650	4,822
[4,8]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	66,430	67,699
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	7,990	7,955
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/2028	2,630	2,627
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/2028	9,450	9,619
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	4,340	4,365
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	27,670	27,922
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	12,880	13,068
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	6,965	7,069
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	14,340	14,711
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	13,230	13,320
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	3,090	3,121
[4,8]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/2028	10,960	11,056
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	11,670	11,825
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	18,260	18,569
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	8,005	7,937
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,710	1,689
[4,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	2,700	2,741
[4,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	3,845	3,912
[4,8]	Verizon Master Trust Series 2023-3	4.880%	4/21/2031	14,570	14,784
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	26,840	27,312
[4,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/2031	9,350	9,695
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	23,920	24,385
[4,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	33,560	34,339
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	9,225	9,400
[4,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	11,440	11,790
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	41,654	41,849
[4,8]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	32,172	32,308
[4]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	43,740	44,298
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	11,270	11,384
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	5,850	5,942
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	61,910	63,711
[4,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/2033	6,410	6,562
[4]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	36,480	36,783
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	21,260	21,408
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	33,329	34,166
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	12,320	12,523
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	51,350	51,943
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	3,330	3,388
[4,8]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	12,610	12,701
[4,8]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	7,900	7,898
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	2,139	2,132
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	1,285	1,265
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,200	3,153
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	3,040	2,998
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	3,160	3,104
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	6,170	6,145
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	1,095	1,087
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	6,370	6,396
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	614	614
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	1,820	1,819
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	2,850	2,703
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	26,660	27,612
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	7,910	7,966
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	7,470	7,509
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/2029	6,940	7,051
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	7,550	7,602
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,390	4,429
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	8,940	9,065
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	9,905	10,194
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	13,540	13,727

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	13,320	13,619
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	13,280	13,522
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	4,930	5,031
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	9,365	9,516
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	7,720	7,755
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	1,260	1,283
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	8,260	8,332
[4]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	13,820	13,792
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,983,432)					7,070,586
Corporate Bonds (29.1%)
Communications (0.8%)
	AT&T Inc.	3.800%	2/15/2027	9,299	9,258
	AT&T Inc.	4.350%	3/1/2029	15,000	15,063
[4]	AT&T Inc.	4.300%	2/15/2030	7,000	7,014
	AT&T Inc.	4.700%	8/15/2030	3,050	3,102
	AT&T Inc.	2.750%	6/1/2031	35,000	32,076
	AT&T Inc.	5.375%	8/15/2035	21,180	21,799
	Comcast Corp.	4.550%	1/15/2029	11,670	11,840
	Comcast Corp.	2.650%	2/1/2030	10,970	10,288
	Comcast Corp.	3.400%	4/1/2030	11,500	11,123
	Comcast Corp.	1.950%	1/15/2031	10,000	8,880
	Comcast Corp.	4.250%	1/15/2033	18,400	18,025
	Comcast Corp.	5.300%	6/1/2034	9,600	9,960
	Meta Platforms Inc.	3.850%	8/15/2032	11,350	11,043
	Meta Platforms Inc.	4.750%	8/15/2034	12,500	12,655
[8]	NTT Finance Corp.	4.567%	7/16/2027	3,990	4,017
[8]	NTT Finance Corp.	4.620%	7/16/2028	9,994	10,092
[8]	NTT Finance Corp.	2.065%	4/3/2031	4,335	3,808
	Sprint Capital Corp.	8.750%	3/15/2032	4,615	5,619
	T-Mobile USA Inc.	3.375%	4/15/2029	13,710	13,313
	T-Mobile USA Inc.	4.200%	10/1/2029	8,718	8,710
	T-Mobile USA Inc.	3.875%	4/15/2030	18,870	18,497
	T-Mobile USA Inc.	5.150%	4/15/2034	7,000	7,161
					253,343
Consumer Discretionary (1.7%)
[4]	American Honda Finance Corp.	2.350%	1/8/2027	25,000	24,457
[4]	American Honda Finance Corp.	4.450%	10/22/2027	9,375	9,443
	American Honda Finance Corp.	4.600%	4/17/2030	26,580	26,810
[4]	American Honda Finance Corp.	1.800%	1/13/2031	12,000	10,484
[4]	American Honda Finance Corp.	5.050%	7/10/2031	17,590	18,061
[4]	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,610
	AutoZone Inc.	4.750%	8/1/2032	10,000	10,082
	AutoZone Inc.	5.400%	7/15/2034	35,000	36,298
[8]	BMW US Capital LLC	4.900%	4/2/2027	49,000	49,613
	General Motors Co.	4.200%	10/1/2027	8,410	8,405
	General Motors Co.	6.800%	10/1/2027	4,205	4,389
	General Motors Financial Co. Inc.	4.350%	1/17/2027	25,230	25,257
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,815	2,736
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,000	5,197
	Home Depot Inc.	2.700%	4/15/2030	16,365	15,416
	Hyatt Hotels Corp.	5.750%	3/30/2032	4,650	4,846
	Lowe's Cos. Inc.	4.000%	10/15/2028	3,935	3,926
	Lowe's Cos. Inc.	4.250%	3/15/2031	10,490	10,421
	Lowe's Cos. Inc.	4.500%	10/15/2032	10,040	9,956
	Lowe's Cos. Inc.	4.850%	10/15/2035	12,865	12,759
	Marriott International Inc.	4.800%	3/15/2030	10,000	10,173
[8]	Mercedes-Benz Finance North America LLC	4.800%	1/11/2027	41,315	41,657
[8]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	29,010	29,468
[8]	Mercedes-Benz Finance North America LLC	4.850%	1/11/2029	20,000	20,354
[8]	Stellantis Finance US Inc.	6.450%	3/18/2035	11,415	11,701
	Toyota Motor Credit Corp.	4.625%	1/12/2028	5,180	5,255
[4]	Toyota Motor Credit Corp.	5.250%	9/11/2028	15,000	15,523
	Toyota Motor Credit Corp.	3.650%	1/8/2029	10,000	9,888
	Toyota Motor Credit Corp.	5.050%	5/16/2029	20,930	21,599
	Toyota Motor Credit Corp.	5.100%	3/21/2031	19,450	20,176
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	15,185	15,378
[4]	Toyota Motor Credit Corp.	4.800%	1/5/2034	17,205	17,488
					519,826

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (2.2%)
	Altria Group Inc.	4.875%	2/4/2028	6,970	7,082
	Altria Group Inc.	4.800%	2/14/2029	11,773	11,958
	Altria Group Inc.	5.625%	2/6/2035	14,635	15,195
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	31,000	30,175
	BAT Capital Corp.	3.557%	8/15/2027	48,389	47,895
	BAT Capital Corp.	4.906%	4/2/2030	5,000	5,095
	BAT Capital Corp.	2.726%	3/25/2031	7,000	6,399
	BAT International Finance plc	4.448%	3/16/2028	22,028	22,155
	Brown-Forman Corp.	4.750%	4/15/2033	8,885	8,988
	General Mills Inc.	4.875%	1/30/2030	22,640	23,117
	General Mills Inc.	5.250%	1/30/2035	22,500	22,896
	Haleon US Capital LLC	3.375%	3/24/2029	9,973	9,717
	Haleon US Capital LLC	3.625%	3/24/2032	8,185	7,755
	Kroger Co.	5.000%	9/15/2034	50,292	50,698
[8]	Mars Inc.	5.000%	3/1/2032	61,875	63,287
[8]	Mars Inc.	5.200%	3/1/2035	44,590	45,564
	Philip Morris International Inc.	5.125%	11/17/2027	60,575	61,882
	Philip Morris International Inc.	4.875%	2/15/2028	24,115	24,543
	Philip Morris International Inc.	4.875%	2/13/2029	10,000	10,212
	Philip Morris International Inc.	3.375%	8/15/2029	10,230	9,939
	Philip Morris International Inc.	5.625%	11/17/2029	21,035	22,148
	Philip Morris International Inc.	5.125%	2/15/2030	26,850	27,749
	Philip Morris International Inc.	5.500%	9/7/2030	5,782	6,080
	Philip Morris International Inc.	5.125%	2/13/2031	23,310	24,114
	Philip Morris International Inc.	5.750%	11/17/2032	10,680	11,375
	Philip Morris International Inc.	5.375%	2/15/2033	17,675	18,464
	Philip Morris International Inc.	5.625%	9/7/2033	2,000	2,118
	Philip Morris International Inc.	5.250%	2/13/2034	34,715	35,837
	Philip Morris International Inc.	4.900%	11/1/2034	12,419	12,508
	Sysco Corp.	5.400%	3/23/2035	12,500	12,914
	Tyson Foods Inc.	3.550%	6/2/2027	3,219	3,187
	Tyson Foods Inc.	4.350%	3/1/2029	9,243	9,253
	Tyson Foods Inc.	5.700%	3/15/2034	29,355	30,934
					701,233
Energy (2.4%)
	BP Capital Markets America Inc.	2.721%	1/12/2032	22,386	20,315
	BP Capital Markets America Inc.	4.812%	2/13/2033	50,890	51,485
	BP Capital Markets America Inc.	5.227%	11/17/2034	28,890	29,856
	BP Capital Markets plc	3.723%	11/28/2028	2,095	2,074
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	58,855	59,502
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	20,000	19,452
	Diamondback Energy Inc.	5.200%	4/18/2027	8,410	8,535
	Diamondback Energy Inc.	3.500%	12/1/2029	12,205	11,783
	Diamondback Energy Inc.	5.150%	1/30/2030	15,470	15,936
	Diamondback Energy Inc.	5.400%	4/18/2034	5,000	5,110
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,415
	Enbridge Inc.	3.125%	11/15/2029	35,000	33,362
	Enbridge Inc.	5.700%	3/8/2033	20,000	21,053
	Enbridge Inc.	5.625%	4/5/2034	8,000	8,353
	Energy Transfer LP	4.000%	10/1/2027	4,145	4,130
	Energy Transfer LP	4.950%	5/15/2028	5,394	5,483
	Energy Transfer LP	5.750%	2/15/2033	7,000	7,341
	Energy Transfer LP	5.600%	9/1/2034	15,000	15,400
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,860	31,133
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	22,000	19,388
	Helmerich & Payne Inc.	2.900%	9/29/2031	9,500	8,393
	Kinder Morgan Inc.	5.000%	2/1/2029	23,500	24,035
	Marathon Petroleum Corp.	5.150%	3/1/2030	28,000	28,785
	Marathon Petroleum Corp.	5.700%	3/1/2035	40,000	41,296
	MPLX LP	5.000%	1/15/2033	15,000	14,963
	ONEOK Inc.	4.000%	7/13/2027	4,459	4,446
	ONEOK Inc.	4.250%	9/24/2027	4,499	4,509
	ONEOK Inc.	5.650%	11/1/2028	24,300	25,208
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	18,743	18,213
[8]	Petronas Capital Ltd.	4.950%	1/3/2031	33,250	34,346
[4]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	26,681	25,506
[8]	Schlumberger Holdings Corp.	4.850%	5/15/2033	11,870	11,909
	Targa Resources Corp.	6.150%	3/1/2029	31,322	32,993

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	21,236	20,922
	Valero Energy Corp.	5.150%	2/15/2030	10,620	10,937
	Williams Cos. Inc.	3.750%	6/15/2027	6,540	6,497
	Williams Cos. Inc.	5.300%	8/15/2028	20,244	20,869
	Williams Cos. Inc.	5.600%	3/15/2035	44,953	46,682
					768,615
Financials (14.8%)
	AerCap Ireland Capital DAC	2.450%	10/29/2026	32,655	32,089
	AerCap Ireland Capital DAC	4.625%	10/15/2027	7,669	7,729
	AerCap Ireland Capital DAC	4.875%	4/1/2028	16,000	16,243
	AerCap Ireland Capital DAC	5.375%	12/15/2031	10,000	10,346
[6]	AerCap Ireland Capital DAC	5.000%	11/15/2035	12,500	12,379
	American Express Co.	5.098%	2/16/2028	26,870	27,230
	American Express Co.	5.043%	7/26/2028	22,028	22,407
	American Express Co.	5.282%	7/27/2029	10,000	10,313
	American Express Co.	5.532%	4/25/2030	7,260	7,584
	American Express Co.	5.085%	1/30/2031	4,960	5,111
	American Express Co.	5.284%	7/26/2035	22,072	22,780
	American Express Co.	5.667%	4/25/2036	10,000	10,593
[8]	American National Global Funding	5.550%	1/28/2030	8,590	8,853
	Arthur J Gallagher & Co.	4.600%	12/15/2027	9,691	9,789
	Arthur J Gallagher & Co.	5.000%	2/15/2032	20,395	20,794
[8]	Athene Global Funding	4.950%	1/7/2027	21,270	21,469
[8]	Athene Global Funding	5.380%	1/7/2030	30,000	30,917
[4,7,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.582%	11/4/2025	2,600	1,722
	Banco Santander SA	6.527%	11/7/2027	15,200	15,573
[4]	Banco Santander SA	5.365%	7/15/2028	23,600	24,079
	Banco Santander SA	5.588%	8/8/2028	9,229	9,588
[4]	Bank of America Corp.	3.559%	4/23/2027	2,777	2,766
	Bank of America Corp.	1.734%	7/22/2027	8,000	7,841
[4]	Bank of America Corp.	3.824%	1/20/2028	22,156	22,055
[4]	Bank of America Corp.	2.551%	2/4/2028	14,330	14,035
[4]	Bank of America Corp.	3.705%	4/24/2028	5,800	5,761
	Bank of America Corp.	4.376%	4/27/2028	13,000	13,048
[4]	Bank of America Corp.	4.948%	7/22/2028	11,480	11,645
	Bank of America Corp.	6.204%	11/10/2028	8,510	8,869
[4]	Bank of America Corp.	3.419%	12/20/2028	34,922	34,371
[4]	Bank of America Corp.	3.970%	3/5/2029	16,624	16,547
	Bank of America Corp.	5.202%	4/25/2029	26,734	27,400
	Bank of America Corp.	4.623%	5/9/2029	1,710	1,731
[4]	Bank of America Corp.	2.087%	6/14/2029	23,300	22,067
[4]	Bank of America Corp.	3.974%	2/7/2030	1,960	1,946
[4]	Bank of America Corp.	3.194%	7/23/2030	23,795	22,923
[4]	Bank of America Corp.	2.884%	10/22/2030	17,816	16,901
	Bank of America Corp.	5.162%	1/24/2031	8,426	8,697
[4]	Bank of America Corp.	1.898%	7/23/2031	10,000	8,927
[4]	Bank of America Corp.	2.651%	3/11/2032	5,110	4,657
	Bank of America Corp.	2.687%	4/22/2032	38,400	34,978
	Bank of America Corp.	2.299%	7/21/2032	30,200	26,784
	Bank of America Corp.	2.572%	10/20/2032	12,000	10,758
[4]	Bank of America Corp.	2.972%	2/4/2033	25,460	23,183
	Bank of America Corp.	4.571%	4/27/2033	23,130	23,083
	Bank of America Corp.	5.288%	4/25/2034	10,942	11,320
[4]	Bank of Montreal	4.700%	9/14/2027	12,000	12,151
[4]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,827	7,774
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,300
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	20,000	20,708
[4]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12,402	13,197
	Bank of New York Mellon Corp.	4.942%	2/11/2031	9,650	9,914
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	15,000	16,158
	Bank of New York Mellon Corp.	4.706%	2/1/2034	18,360	18,427
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	5,550	6,184
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	21,090	21,718
	Bank of New York Mellon Corp.	5.316%	6/6/2036	10,000	10,346
[8]	Bank of New Zealand	5.076%	1/30/2029	20,000	20,565
	Bank of Nova Scotia	5.250%	6/12/2028	3,290	3,395
	Bank of Nova Scotia	4.850%	2/1/2030	2,098	2,146
	Bank of Nova Scotia	5.650%	2/1/2034	10,000	10,641

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.086%	2/25/2029	20,445	20,811
	Barclays plc	5.367%	2/25/2031	20,856	21,501
	BlackRock Funding Inc.	5.000%	3/14/2034	9,000	9,277
	Blackrock Inc.	2.400%	4/30/2030	2,256	2,100
	Blackrock Inc.	1.900%	1/28/2031	2,800	2,497
[8]	BNP Paribas SA	5.786%	1/13/2033	10,000	10,485
[8]	BPCE SA	5.203%	1/18/2027	10,000	10,133
	Canadian Imperial Bank of Commerce	5.926%	10/2/2026	10,000	10,186
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	20,000	20,398
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	10,020	10,050
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,347
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	20,000	20,638
	Cboe Global Markets Inc.	1.625%	12/15/2030	4,674	4,107
	Cboe Global Markets Inc.	3.000%	3/16/2032	11,833	10,901
	Charles Schwab Corp.	3.200%	3/2/2027	10,000	9,895
	Charles Schwab Corp.	2.450%	3/3/2027	23,980	23,464
	Charles Schwab Corp.	3.300%	4/1/2027	3,428	3,395
	Charles Schwab Corp.	3.200%	1/25/2028	4,143	4,070
	Charles Schwab Corp.	4.000%	2/1/2029	8,980	8,977
	Charles Schwab Corp.	5.643%	5/19/2029	8,000	8,308
	Charles Schwab Corp.	3.250%	5/22/2029	6,955	6,755
	Charles Schwab Corp.	5.853%	5/19/2034	8,000	8,561
	Chubb INA Holdings LLC	4.650%	8/15/2029	35,340	36,053
	Chubb INA Holdings LLC	1.375%	9/15/2030	19,939	17,480
	Chubb INA Holdings LLC	5.000%	3/15/2034	14,895	15,272
	Chubb INA Holdings LLC	4.900%	8/15/2035	3,555	3,576
[4]	Citibank NA	5.570%	4/30/2034	28,675	30,389
	Citigroup Inc.	4.503%	9/11/2031	21,948	21,958
	Cooperatieve Rabobank UA	4.494%	10/17/2029	8,690	8,846
[8]	Corebridge Global Funding	4.900%	1/7/2028	36,364	36,984
[8]	Corebridge Global Funding	4.900%	12/3/2029	10,000	10,216
[8]	Credit Agricole SA	4.631%	9/11/2028	9,840	9,900
[8]	Danske Bank A/S	5.427%	3/1/2028	6,667	6,779
[8]	Danske Bank A/S	5.019%	3/4/2031	504	513
	Deutsche Bank AG	4.950%	8/4/2031	14,668	14,799
[8]	DNB Bank ASA	1.535%	5/25/2027	10,000	9,825
[8]	GA Global Funding Trust	5.500%	1/8/2029	15,000	15,524
[8]	GA Global Funding Trust	5.400%	1/13/2030	30,000	31,073
[8]	GA Global Funding Trust	5.200%	12/9/2031	25,000	25,465
[4]	Goldman Sachs Group Inc.	5.207%	1/28/2031	15,000	15,481
	HSBC Holdings plc	4.755%	6/9/2028	5,500	5,547
[4]	HSBC Holdings plc	2.013%	9/22/2028	25,000	23,952
	HSBC Holdings plc	7.390%	11/3/2028	10,845	11,521
[4]	HSBC Holdings plc	4.583%	6/19/2029	1,691	1,703
	HSBC Holdings plc	2.206%	8/17/2029	36,000	33,975
	HSBC Holdings plc	5.286%	11/19/2030	11,015	11,367
[4]	HSBC Holdings plc	2.357%	8/18/2031	17,440	15,783
	HSBC Holdings plc	2.804%	5/24/2032	10,000	9,059
	HSBC Holdings plc	2.871%	11/22/2032	4,000	3,603
	HSBC Holdings plc	5.402%	8/11/2033	3,000	3,112
	HSBC Holdings plc	6.254%	3/9/2034	8,500	9,253
	HSBC Holdings plc	5.450%	3/3/2036	15,000	15,497
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,400	21,465
	Huntington National Bank	4.552%	5/17/2028	5,000	5,030
	Huntington National Bank	5.650%	1/10/2030	6,250	6,539
	Intercontinental Exchange Inc.	4.000%	9/15/2027	10,500	10,499
	Intercontinental Exchange Inc.	4.350%	6/15/2029	14,700	14,825
	Intercontinental Exchange Inc.	1.850%	9/15/2032	5,200	4,397
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,500	12,581
	JPMorgan Chase & Co.	1.470%	9/22/2027	12,000	11,696
	JPMorgan Chase & Co.	6.070%	10/22/2027	18,340	18,707
	JPMorgan Chase & Co.	5.040%	1/23/2028	84,990	85,954
[4]	JPMorgan Chase & Co.	3.782%	2/1/2028	3,910	3,893
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,685	4,611
	JPMorgan Chase & Co.	5.571%	4/22/2028	19,000	19,418
[4]	JPMorgan Chase & Co.	3.540%	5/1/2028	27,440	27,194
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,213	1,176
	JPMorgan Chase & Co.	4.979%	7/22/2028	9,624	9,771
	JPMorgan Chase & Co.	4.505%	10/22/2028	23,870	24,065
[4]	JPMorgan Chase & Co.	3.509%	1/23/2029	8,575	8,459

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.915%	1/24/2029	12,900	13,132
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	19,835	19,774
	JPMorgan Chase & Co.	2.069%	6/1/2029	36,944	35,037
	JPMorgan Chase & Co.	5.299%	7/24/2029	50,000	51,493
	JPMorgan Chase & Co.	6.087%	10/23/2029	20,000	21,100
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	42,077	42,398
	JPMorgan Chase & Co.	5.012%	1/23/2030	18,401	18,846
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	4,600	4,521
	JPMorgan Chase & Co.	4.565%	6/14/2030	30,000	30,344
	JPMorgan Chase & Co.	4.995%	7/22/2030	28,125	28,848
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	20,000	18,889
	JPMorgan Chase & Co.	5.140%	1/24/2031	13,040	13,466
	JPMorgan Chase & Co.	1.953%	2/4/2032	12,330	10,900
	JPMorgan Chase & Co.	2.580%	4/22/2032	24,095	21,900
	JPMorgan Chase & Co.	2.545%	11/8/2032	15,000	13,458
	JPMorgan Chase & Co.	4.912%	7/25/2033	7,600	7,751
	JPMorgan Chase & Co.	6.254%	10/23/2034	2,000	2,202
	JPMorgan Chase & Co.	5.294%	7/22/2035	7,000	7,233
	JPMorgan Chase & Co.	5.576%	7/23/2036	33,810	35,077
	M&T Bank Corp.	5.179%	7/8/2031	5,502	5,633
	M&T Bank Corp.	5.400%	7/30/2035	9,380	9,451
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	38,940	39,453
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,500	9,665
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	5,800	5,257
	Mastercard Inc.	2.000%	11/18/2031	5,850	5,167
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	10,800	10,569
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	11,500	11,198
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	18,300	18,577
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	7,330	7,536
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	6,550	6,468
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	8,000	7,706
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,090	12,463
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,000	15,471
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,710	3,868
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,865
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	7,000	6,234
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	3,800	3,904
	Mizuho Financial Group Inc.	1.554%	7/9/2027	8,000	7,834
	Mizuho Financial Group Inc.	5.778%	7/6/2029	7,670	7,982
[4]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,400	5,175
[4]	Mizuho Financial Group Inc.	2.869%	9/13/2030	4,000	3,781
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	5,000	4,509
	Mizuho Financial Group Inc.	5.748%	7/6/2034	15,000	15,926
[4]	Morgan Stanley	4.350%	9/8/2026	7,234	7,247
	Morgan Stanley	5.050%	1/28/2027	18,480	18,520
	Morgan Stanley	2.475%	1/21/2028	11,900	11,647
[4]	Morgan Stanley	5.652%	4/13/2028	11,739	12,003
[4]	Morgan Stanley	3.591%	7/22/2028	4,450	4,403
	Morgan Stanley	6.296%	10/18/2028	27,436	28,580
[4]	Morgan Stanley	3.772%	1/24/2029	25,000	24,785
	Morgan Stanley	5.123%	2/1/2029	24,090	24,602
[4]	Morgan Stanley	5.164%	4/20/2029	10,000	10,233
	Morgan Stanley	5.449%	7/20/2029	20,461	21,138
	Morgan Stanley	5.173%	1/16/2030	25,000	25,686
	Morgan Stanley	5.042%	7/19/2030	40,000	40,984
	Morgan Stanley	5.230%	1/15/2031	54,270	56,016
[4]	Morgan Stanley	2.699%	1/22/2031	12,265	11,460
[4]	Morgan Stanley	3.622%	4/1/2031	10,510	10,198
	Morgan Stanley	5.192%	4/17/2031	1,235	1,275
[4]	Morgan Stanley	1.794%	2/13/2032	42,486	37,038
[4]	Morgan Stanley	1.928%	4/28/2032	8,285	7,229
[4]	Morgan Stanley	2.239%	7/21/2032	21,500	18,984
[4]	Morgan Stanley	2.511%	10/20/2032	18,000	16,047
	Morgan Stanley	4.889%	7/20/2033	22,950	23,274
	Morgan Stanley	6.342%	10/18/2033	29,000	31,861
[4]	Morgan Stanley	5.250%	4/21/2034	19,420	20,018
[4]	Morgan Stanley Bank NA	4.952%	1/14/2028	43,050	43,475
[4]	Morgan Stanley Bank NA	5.504%	5/26/2028	13,600	13,899
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	24,988	25,358
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,160

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	21,170	21,291
[8]	National Australia Bank Ltd.	5.181%	6/11/2034	10,000	10,481
	National Bank of Canada	5.600%	7/2/2027	35,000	35,348
[8]	New York Life Global Funding	4.600%	12/5/2029	15,000	15,248
[8]	New York Life Global Funding	1.850%	8/1/2031	5,000	4,356
[8]	New York Life Global Funding	4.550%	1/28/2033	10,000	9,978
[8]	New York Life Global Funding	5.000%	1/9/2034	9,250	9,445
[4]	NongHyup Bank	1.250%	7/28/2026	20,000	19,531
	Northern Trust Corp.	3.150%	5/3/2029	5,000	4,853
	Northern Trust Corp.	6.125%	11/2/2032	5,000	5,467
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	47,548	49,041
[4]	PNC Bank NA	3.100%	10/25/2027	17,317	17,028
	PNC Bank NA	4.429%	7/21/2028	14,800	14,872
[4]	PNC Bank NA	4.050%	7/26/2028	5,000	4,988
	PNC Financial Services Group Inc.	3.150%	5/19/2027	27,795	27,424
	PNC Financial Services Group Inc.	6.615%	10/20/2027	8,820	9,035
	PNC Financial Services Group Inc.	5.354%	12/2/2028	4,825	4,947
	PNC Financial Services Group Inc.	3.450%	4/23/2029	11,370	11,133
	PNC Financial Services Group Inc.	5.582%	6/12/2029	64,069	66,362
	PNC Financial Services Group Inc.	2.550%	1/22/2030	41,508	38,809
	PNC Financial Services Group Inc.	5.492%	5/14/2030	80,980	84,275
	PNC Financial Services Group Inc.	5.222%	1/29/2031	6,995	7,225
	PNC Financial Services Group Inc.	4.899%	5/13/2031	25,034	25,554
	PNC Financial Services Group Inc.	6.037%	10/28/2033	10,000	10,782
	PNC Financial Services Group Inc.	5.068%	1/24/2034	24,660	25,169
	PNC Financial Services Group Inc.	6.875%	10/20/2034	9,500	10,764
	Progressive Corp.	3.200%	3/26/2030	8,620	8,297
	Progressive Corp.	4.950%	6/15/2033	10,000	10,286
[8]	Protective Life Global Funding	4.772%	12/9/2029	15,000	15,269
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	17,217	18,052
[8]	RGA Global Funding	5.250%	1/9/2030	25,000	25,864
[4]	Royal Bank of Canada	5.069%	7/23/2027	42,856	43,184
[4]	Royal Bank of Canada	4.510%	10/18/2027	10,000	10,036
[4]	Royal Bank of Canada	5.200%	8/1/2028	12,470	12,861
[4]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,086
[4]	Royal Bank of Canada	4.965%	1/24/2029	2,329	2,369
[4]	Royal Bank of Canada	5.153%	2/4/2031	13,640	14,053
[4]	Royal Bank of Canada	4.970%	5/2/2031	9,511	9,736
	Royal Bank of Canada	3.875%	5/4/2032	7,300	7,079
[4]	Royal Bank of Canada	5.000%	2/1/2033	8,552	8,828
	State Street Corp.	5.820%	11/4/2028	20,000	20,709
	State Street Corp.	4.530%	2/20/2029	12,760	12,895
	State Street Corp.	3.152%	3/30/2031	280	269
	State Street Corp.	5.159%	5/18/2034	10,000	10,361
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	10,290	10,216
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	21,000	20,733
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	4,040	3,994
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	24,260	22,786
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	40,437	41,900
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	13,550	12,960
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	12,030	11,281
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	10,300	10,674
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	21,350	19,321
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	30,000	31,415
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	25,000	26,379
	Toronto-Dominion Bank	4.568%	12/17/2026	10,000	10,057
	Toronto-Dominion Bank	5.156%	1/10/2028	8,686	8,892
	Toronto-Dominion Bank	4.783%	12/17/2029	7,490	7,660
[4]	Toronto-Dominion Bank	3.200%	3/10/2032	7,948	7,376
[4]	Truist Financial Corp.	4.873%	1/26/2029	6,320	6,413
[4]	Truist Financial Corp.	5.435%	1/24/2030	1,680	1,739
[4]	Truist Financial Corp.	5.071%	5/20/2031	20,003	20,501
	UBS AG	5.000%	7/9/2027	26,867	27,305
	UBS AG	4.864%	1/10/2028	12,820	12,931
	UBS AG	7.500%	2/15/2028	19,463	20,950
	UBS AG	5.650%	9/11/2028	5,000	5,226
[8]	UBS Group AG	4.703%	8/5/2027	8,220	8,247
[8]	UBS Group AG	4.282%	1/9/2028	43,635	43,650
[8]	UBS Group AG	6.442%	8/11/2028	25,000	25,978
[8]	UBS Group AG	3.869%	1/12/2029	14,711	14,586

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	UBS Group AG	5.428%	2/8/2030	15,000	15,491
[8]	UBS Group AG	5.617%	9/13/2030	50,920	53,175
[8]	UBS Group AG	3.091%	5/14/2032	7,000	6,479
[4]	US Bancorp	2.215%	1/27/2028	26,508	25,826
[4]	US Bancorp	3.900%	4/26/2028	7,700	7,687
	US Bancorp	5.775%	6/12/2029	14,000	14,572
	US Bancorp	5.384%	1/23/2030	19,610	20,277
[4]	US Bancorp	1.375%	7/22/2030	6,429	5,640
	US Bancorp	5.100%	7/23/2030	17,645	18,143
[4]	US Bancorp	4.967%	7/22/2033	37,091	37,262
	US Bancorp	5.850%	10/21/2033	16,955	18,076
	US Bancorp	4.839%	2/1/2034	4,970	4,991
	US Bank NA	4.507%	10/22/2027	10,000	10,033
	Wells Fargo & Co.	3.000%	10/23/2026	16,620	16,449
[4]	Wells Fargo & Co.	3.196%	6/17/2027	7,100	7,051
[4]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,387
[4]	Wells Fargo & Co.	2.393%	6/2/2028	14,020	13,628
	Wells Fargo & Co.	6.303%	10/23/2029	30,320	32,120
	Wells Fargo & Co.	5.244%	1/24/2031	23,080	23,878
[4]	Wells Fargo & Co.	4.897%	7/25/2033	10,000	10,158
[4,7,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.340%	2/16/2026	19,700	13,053
[4,7,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.608%	11/11/2025	5,100	3,377
					4,666,890
Health Care (2.7%)
	AbbVie Inc.	4.800%	3/15/2029	12,430	12,708
	AbbVie Inc.	4.950%	3/15/2031	38,055	39,327
	AbbVie Inc.	5.050%	3/15/2034	36,250	37,261
	Agilent Technologies Inc.	2.300%	3/12/2031	14,702	13,199
	Amgen Inc.	5.250%	3/2/2030	20,000	20,731
	Amgen Inc.	5.250%	3/2/2033	20,000	20,719
[4]	Ascension Health	2.532%	11/15/2029	2,500	2,349
	AstraZeneca Finance LLC	4.875%	3/3/2033	10,000	10,303
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,390	11,741
	Baxter International Inc.	1.915%	2/1/2027	30,390	29,469
	Baxter International Inc.	3.950%	4/1/2030	20,000	19,613
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	3,950	4,108
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	22,855	23,694
	Cardinal Health Inc.	3.410%	6/15/2027	25,240	24,967
	Cardinal Health Inc.	5.350%	11/15/2034	15,000	15,417
	Cencora Inc.	4.625%	12/15/2027	9,690	9,801
	Cencora Inc.	4.850%	12/15/2029	5,875	5,996
	Cencora Inc.	2.700%	3/15/2031	15,000	13,758
	Cencora Inc.	5.150%	2/15/2035	10,885	11,103
[4]	Cigna Group	3.400%	3/1/2027	9,665	9,575
	Cigna Group	4.375%	10/15/2028	4,355	4,376
	Cigna Group	5.000%	5/15/2029	6,548	6,720
	Elevance Health Inc.	5.150%	6/15/2029	17,320	17,822
	Elevance Health Inc.	2.250%	5/15/2030	1,510	1,378
	Elevance Health Inc.	2.550%	3/15/2031	14,105	12,810
	Elevance Health Inc.	4.950%	11/1/2031	5,000	5,091
	Elevance Health Inc.	4.100%	5/15/2032	11,975	11,612
	Elevance Health Inc.	4.750%	2/15/2033	18,005	18,057
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	13,425	13,648
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	12,450	12,902
	McKesson Corp.	4.950%	5/30/2032	6,995	7,165
	McKesson Corp.	5.250%	5/30/2035	15,000	15,445
	Pfizer Inc.	2.625%	4/1/2030	4,545	4,263
	Pfizer Inc.	1.700%	5/28/2030	4,765	4,277
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	38,820	39,539
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	13,620	13,761
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	278	274
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,000	4,679
	Quest Diagnostics Inc.	4.200%	6/30/2029	15,245	15,258
	Quest Diagnostics Inc.	4.625%	12/15/2029	11,430	11,605
	Quest Diagnostics Inc.	2.950%	6/30/2030	16,485	15,529
	Quest Diagnostics Inc.	2.800%	6/30/2031	9,600	8,826
	Stryker Corp.	4.850%	2/10/2030	20,000	20,504
	Sutter Health	5.164%	8/15/2033	3,785	3,888
[6]	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	14,000	13,999

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.875%	12/15/2028	8,345	8,301
	UnitedHealth Group Inc.	4.250%	1/15/2029	27,295	27,392
	UnitedHealth Group Inc.	4.800%	1/15/2030	15,870	16,217
	UnitedHealth Group Inc.	5.300%	2/15/2030	2,750	2,861
	UnitedHealth Group Inc.	2.000%	5/15/2030	1,935	1,753
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,295	7,393
	UnitedHealth Group Inc.	4.900%	4/15/2031	39,835	40,843
	UnitedHealth Group Inc.	2.300%	5/15/2031	11,500	10,304
	UnitedHealth Group Inc.	5.350%	2/15/2033	2,810	2,937
	UnitedHealth Group Inc.	4.500%	4/15/2033	19,795	19,576
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,555	16,813
	UnitedHealth Group Inc.	5.300%	6/15/2035	9,945	10,281
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	42,020	43,213
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	20,455	21,327
	Zoetis Inc.	5.000%	8/17/2035	15,555	15,700
					864,178
Industrials (0.8%)
	Canadian National Railway Co.	3.850%	8/5/2032	6,900	6,634
[8]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	6,470	6,564
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	25,220	25,938
[8]	ERAC USA Finance LLC	5.000%	2/15/2029	16,470	16,890
	General Electric Co.	4.300%	7/29/2030	9,540	9,598
	General Electric Co.	4.900%	1/29/2036	21,213	21,499
	Honeywell International Inc.	1.750%	9/1/2031	20,250	17,538
[4]	John Deere Capital Corp.	2.000%	6/17/2031	25,000	22,217
	L3Harris Technologies Inc.	4.400%	6/15/2028	11,008	11,079
	Lockheed Martin Corp.	4.500%	2/15/2029	20,460	20,756
	Lockheed Martin Corp.	1.850%	6/15/2030	5,895	5,320
	Lockheed Martin Corp.	4.400%	8/15/2030	15,050	15,180
	Lockheed Martin Corp.	3.900%	6/15/2032	9,670	9,445
	Lockheed Martin Corp.	5.000%	8/15/2035	15,853	16,103
	Northrop Grumman Corp.	3.250%	1/15/2028	25,747	25,317
	RTX Corp.	2.375%	3/15/2032	11,326	10,011
	RTX Corp.	5.150%	2/27/2033	16,000	16,575
					256,664
Materials (0.5%)
[8]	Georgia-Pacific LLC	4.950%	6/30/2032	10,290	10,556
[8]	Glencore Funding LLC	5.673%	4/1/2035	10,440	10,847
	Nutrien Ltd.	2.950%	5/13/2030	12,300	11,589
	Nutrien Ltd.	5.400%	6/21/2034	19,561	20,140
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	7,000	7,250
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	60,540	62,473
	Vulcan Materials Co.	4.950%	12/1/2029	7,226	7,402
	WRKCo Inc.	4.900%	3/15/2029	12,000	12,236
					142,493
Real Estate (0.7%)
	American Homes 4 Rent LP	4.900%	2/15/2029	14,833	15,088
[4]	AvalonBay Communities Inc.	3.350%	5/15/2027	2,960	2,927
[4]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,250	2,209
	AvalonBay Communities Inc.	1.900%	12/1/2028	5,000	4,676
	AvalonBay Communities Inc.	5.000%	2/15/2033	3,300	3,371
	AvalonBay Communities Inc.	5.350%	6/1/2034	9,915	10,308
	Brixmor Operating Partnership LP	5.200%	4/1/2032	11,420	11,715
	Camden Property Trust	4.900%	1/15/2034	10,000	10,147
	ERP Operating LP	2.850%	11/1/2026	3,000	2,963
	ERP Operating LP	4.150%	12/1/2028	11,480	11,516
	ERP Operating LP	2.500%	2/15/2030	1,500	1,400
	ERP Operating LP	1.850%	8/1/2031	4,750	4,158
	ERP Operating LP	4.650%	9/15/2034	1,342	1,326
	Essex Portfolio LP	5.500%	4/1/2034	2,318	2,409
	Essex Portfolio LP	5.375%	4/1/2035	9,633	9,940
	Extra Space Storage LP	5.700%	4/1/2028	7,290	7,532
	Extra Space Storage LP	5.500%	7/1/2030	14,526	15,152
	Healthpeak OP LLC	5.375%	2/15/2035	6,894	7,047
	Mid-America Apartments LP	5.000%	3/15/2034	10,991	11,145
	Prologis LP	2.125%	4/15/2027	3,600	3,501
	Prologis LP	1.250%	10/15/2030	10,000	8,681
	Prologis LP	1.750%	2/1/2031	7,783	6,827

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	4.625%	1/15/2033	7,817	7,876
	Prologis LP	5.000%	3/15/2034	7,500	7,623
	Public Storage Operating Co.	1.950%	11/9/2028	3,500	3,291
	Public Storage Operating Co.	5.125%	1/15/2029	2,670	2,757
	Public Storage Operating Co.	3.385%	5/1/2029	11,800	11,536
	Public Storage Operating Co.	2.300%	5/1/2031	9,170	8,249
	Simon Property Group LP	1.375%	1/15/2027	5,000	4,835
	Simon Property Group LP	3.375%	6/15/2027	10,780	10,674
	Simon Property Group LP	2.450%	9/13/2029	3,300	3,099
	Simon Property Group LP	2.650%	7/15/2030	7,630	7,104
	Welltower OP LLC	4.250%	4/15/2028	2,055	2,067
					223,149
Technology (1.4%)
	Analog Devices Inc.	2.100%	10/1/2031	14,030	12,407
	Automatic Data Processing Inc.	4.450%	9/9/2034	20,125	20,027
	Broadcom Inc.	5.050%	7/12/2029	21,301	21,941
	Broadcom Inc.	5.050%	4/15/2030	30,000	31,000
	Broadcom Inc.	4.200%	10/15/2030	8,276	8,261
[4]	Broadcom Inc.	4.550%	2/15/2032	10,000	10,063
	Broadcom Inc.	4.900%	7/15/2032	5,597	5,724
[8]	Broadcom Inc.	3.469%	4/15/2034	10,000	9,124
	Broadcom Inc.	5.200%	7/15/2035	5,000	5,159
	Cisco Systems Inc.	4.950%	2/26/2031	22,410	23,191
	Cisco Systems Inc.	5.050%	2/26/2034	19,960	20,641
	Dell International LLC	4.900%	10/1/2026	15,890	15,979
	Dell International LLC	5.250%	2/1/2028	8,410	8,605
	Dell International LLC	4.350%	2/1/2030	9,283	9,260
[6]	Dell International LLC	4.750%	10/6/2032	14,996	14,932
	Dell International LLC	5.400%	4/15/2034	5,523	5,701
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	16,500	17,131
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,917	11,902
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	8,429	8,468
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	11,152	11,263
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	20,000	19,836
	Intel Corp.	3.150%	5/11/2027	5,675	5,585
	Intel Corp.	5.125%	2/10/2030	10,000	10,288
	Intel Corp.	5.000%	2/21/2031	10,000	10,263
	Intel Corp.	2.000%	8/12/2031	20,000	17,485
	Oracle Corp.	4.800%	8/3/2028	10,450	10,627
	Paychex Inc.	5.350%	4/15/2032	12,580	13,052
	S&P Global Inc.	2.700%	3/1/2029	35,960	34,360
	S&P Global Inc.	2.500%	12/1/2029	10,680	10,016
	S&P Global Inc.	2.900%	3/1/2032	4,820	4,418
	Synopsys Inc.	4.850%	4/1/2030	11,440	11,652
	Synopsys Inc.	5.000%	4/1/2032	7,397	7,557
	Synopsys Inc.	5.150%	4/1/2035	8,350	8,487
	Texas Instruments Inc.	3.650%	8/16/2032	6,365	6,111
	Verisk Analytics Inc.	5.125%	2/15/2036	7,386	7,455
	VMware LLC	2.200%	8/15/2031	5,000	4,405
					452,376
Utilities (1.1%)
	Ameren Illinois Co.	1.550%	11/15/2030	8,575	7,510
[4]	Appalachian Power Co.	2.700%	4/1/2031	8,136	7,410
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	8,745	7,873
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	4,770	4,853
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	10,000	10,258
[4]	Commonwealth Edison Co.	3.150%	3/15/2032	3,000	2,772
	Commonwealth Edison Co.	4.900%	2/1/2033	11,320	11,542
[4]	Dominion Energy Inc.	4.350%	8/15/2032	15,000	14,701
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,000	8,855
	DTE Electric Co.	2.250%	3/1/2030	6,000	5,534
	DTE Energy Co.	5.100%	3/1/2029	15,183	15,568
	DTE Energy Co.	5.200%	4/1/2030	16,050	16,541
	DTE Energy Co.	5.850%	6/1/2034	12,592	13,391
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,430	6,988
	Duke Energy Carolinas LLC	2.550%	4/15/2031	8,576	7,851
	Duke Energy Carolinas LLC	4.950%	1/15/2033	7,470	7,688
	Duke Energy Florida LLC	2.500%	12/1/2029	16,960	15,958
	Duke Energy Progress LLC	3.700%	9/1/2028	12,100	12,010

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	3.450%	3/15/2029	1,520	1,490
	Entergy Arkansas LLC	5.150%	1/15/2033	4,480	4,635
	FirstEnergy Transmission LLC	4.550%	1/15/2030	3,590	3,613
[4]	Kentucky Utilities Co.	5.450%	4/15/2033	7,630	7,992
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	9,675	9,532
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	10,945	10,889
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,996	9,846
[4]	Nevada Power Co.	2.400%	5/1/2030	8,360	7,729
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	7,810	7,897
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	14,580	14,843
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	15,000	15,588
	NiSource Inc.	5.250%	3/30/2028	1,300	1,333
	NiSource Inc.	1.700%	2/15/2031	15,027	13,054
[4]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,034	2,078
	PPL Electric Utilities Corp.	4.850%	2/15/2034	9,950	10,088
[8]	PSEG Power LLC	5.750%	5/15/2035	7,455	7,792
	Public Service Co. of Colorado	5.350%	5/15/2034	6,110	6,310
[4]	Public Service Electric & Gas Co.	4.650%	3/15/2033	9,990	10,044
[4]	Public Service Electric & Gas Co.	5.200%	3/1/2034	10,000	10,348
	Union Electric Co.	5.200%	4/1/2034	7,500	7,727
	Virginia Electric & Power Co.	5.000%	4/1/2033	15,190	15,462
	Wisconsin Electric Power Co.	4.750%	9/30/2032	2,500	2,559
					358,152
Total Corporate Bonds (Cost $9,078,105)					9,206,919
Sovereign Bonds (2.9%)
[4,8]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	34,798	35,160
[4,8,11]	Bank Gospodarstwa Krajowego	6.250%	10/31/2028	20,430	21,662
[4]	Bermuda	3.717%	1/25/2027	11,758	11,630
[4]	Bermuda	4.750%	2/15/2029	10,984	11,116
[4]	Bermuda	2.375%	8/20/2030	5,000	4,544
[4]	Bermuda	5.000%	7/15/2032	11,700	11,992
[4,8]	Central American Bank for Economic Integration	5.000%	1/25/2027	29,484	29,813
[4,8]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	76,490	77,650
[4,8]	Kingdom of Saudi Arabia	5.125%	1/13/2028	109,550	111,823
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	51,338	52,437
[4]	Korea Gas Corp.	3.875%	7/13/2027	35,000	34,894
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/2026	35,000	34,426
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/2027	35,000	35,082
[4,8]	KSA Sukuk Ltd.	5.250%	6/4/2027	26,740	27,203
[4]	KSA Sukuk Ltd.	5.250%	6/4/2027	10,700	10,892
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	6,600	6,556
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	24,580	24,416
[4,8]	Ontario Teachers' Finance Trust	1.250%	9/27/2030	25,000	21,979
[4]	Republic of Chile	2.750%	1/31/2027	88,929	87,324
[4]	Republic of Chile	4.850%	1/22/2029	6,000	6,133
[4,12]	Republic of Hungary	4.500%	6/16/2034	8,905	10,690
[4]	Republic of Latvia	5.125%	7/30/2034	30,882	31,722
[4]	Republic of Poland	4.875%	2/12/2030	20,202	20,782
[4]	Saudi Arabian Oil Co.	1.625%	11/24/2025	7,190	7,157
[4,12]	State of Israel	1.500%	1/16/2029	2,886	3,211
[4]	State of Israel	5.375%	3/12/2029	5,135	5,271
[4]	State of Israel	2.500%	1/15/2030	435	401
[4]	State of Israel	5.375%	2/19/2030	27,875	28,721
[4]	Temasek Financial I Ltd.	1.000%	10/6/2030	5,000	4,344
[4,8]	Temasek Financial I Ltd.	1.625%	8/2/2031	125,000	109,837
[4,8]	Tokyo Metropolitan Government	4.625%	6/1/2026	14,160	14,208
[4]	United Mexican States	4.750%	4/27/2032	3,050	2,986
[4]	United Mexican States	5.850%	7/2/2032	1,040	1,076
[4]	United Mexican States	5.375%	3/22/2033	9,634	9,631
Total Sovereign Bonds (Cost $914,274)					906,769
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	75,000	72,212
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	55,000	50,316
Total Taxable Municipal Bonds (Cost $130,000)					122,528

Institutional Intermediate-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.0%)
[13]	Vanguard Market Liquidity Fund	4.180%		3,356,633	335,663
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
	United States Treasury Bill	3.765%	9/3/2026	164,338	158,969
Total Temporary Cash Investments (Cost $494,418)					494,632
Total Investments (95.8%) (Cost $30,087,258)					30,276,847
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.8%)
[4,5,6]	UMBS Pool (Proceeds $271,821)	5.000%	6/1/2039–10/25/2055	(267,975)	(261,070)
Other Assets and Liabilities—Net (5.0%)					1,565,229
Net Assets (100%)					31,581,006
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $34,244 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $16,461 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $22 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $5,061,094, representing 16.0% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Poland.
12	Face amount denominated in euro.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	11,925	2,485,151	2,472
5-Year U.S. Treasury Note	December 2025	1,410	153,965	22
Euro-Bobl	December 2025	8	1,107	—
Long U.S. Treasury Bond	December 2025	74	8,628	9
Ultra Long U.S. Treasury Bond	December 2025	305	36,619	795
				3,298

Short Futures Contracts
10-Year U.S. Treasury Note	December 2025	(3,691)	(415,238)	1,282
Euro-Bund	December 2025	(61)	(9,208)	(51)
Euro-Schatz	December 2025	(134)	(16,830)	18
Ultra 10-Year U.S. Treasury Note	December 2025	(2,742)	(315,544)	(1,407)
				(158)
				3,140

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	AUD	2,359	USD	1,574	—	(12)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	19,851	AUD	30,060	—	(57)
State Street Bank & Trust Co.	12/17/2025	USD	15,028	EUR	12,726	20	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,381	GBP	1,018	12	—
						32	(69)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Chile	12/20/2030	USD	19,154	1.000	448	—

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	1,562,000	1.000	(35,827)	(307)
						(307)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $29,751,600)	29,941,184
Affiliated Issuers (Cost $335,658)	335,663
Total Investments in Securities	30,276,847
Investment in Vanguard	781
Foreign Currency, at Value (Cost $5,116)	5,080
Receivables for Investment Securities Sold	1,999,902
Receivables for Accrued Income	190,095
Receivables for Capital Shares Issued	291,052
Variation Margin Receivable—Futures Contracts	1,378
Unrealized Appreciation—Forward Currency Contracts	32
Total Assets	32,765,167
Liabilities
Due to Custodian	243
Liability for Sale Commitments, at Value (Proceeds $271,821)	261,070
Payables for Investment Securities Purchased	922,469
Payables to Vanguard	257
Variation Margin Payable—Centrally Cleared Swap Contracts	53
Unrealized Depreciation—Forward Currency Contracts	69
Total Liabilities	1,184,161
Net Assets	31,581,006
At September 30, 2025, net assets consisted of:

Paid-in Capital	34,066,096
Total Distributable Earnings (Loss)	(2,485,090)
Net Assets	31,581,006

Net Assets
Applicable to 1,460,701,757 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,581,006
Net Asset Value Per Share	$21.62
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	1,404,343
Total Income	1,404,343
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,840
Management and Administrative	1,661
Marketing and Distribution	420
Custodian Fees	148
Auditing Fees	43
Shareholders' Reports and Proxy Fees	19
Trustees’ Fees and Expenses	19
Other Expenses	18
Total Expenses	6,168
Net Investment Income	1,398,175
Realized Net Gain (Loss)
Investment Securities Sold[1]	(37,343)
Futures Contracts	(73,915)
Swap Contracts	(12,745)
Forward Currency Contracts	305
Foreign Currencies	126
Realized Net Gain (Loss)	(123,572)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(17,308)
Futures Contracts	638
Swap Contracts	(350)
Forward Currency Contracts	495
Foreign Currencies	(124)
Change in Unrealized Appreciation (Depreciation)	(16,649)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,257,954
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,027, ($5), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,398,175	1,320,633
Realized Net Gain (Loss)	(123,572)	(677,431)
Change in Unrealized Appreciation (Depreciation)	(16,649)	2,331,639
Net Increase (Decrease) in Net Assets Resulting from Operations	1,257,954	2,974,841
Distributions
Total Distributions	(1,394,250)	(1,324,657)
Capital Share Transactions
Issued	1,831,951	997,058
Issued in Lieu of Cash Distributions	1,394,250	1,324,657
Redeemed	(3,033,067)	(2,802,780)
Net Increase (Decrease) from Capital Share Transactions	193,134	(481,065)
Total Increase (Decrease)	56,838	1,169,119
Net Assets
Beginning of Period	31,524,168	30,355,049
End of Period	31,581,006	31,524,168
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.71	$20.58	$20.89	$23.75	$24.31
Investment Operations
Net Investment Income[1]	.969	.895	.704	.370	.304
Net Realized and Unrealized Gain (Loss) on Investments	(.090)	1.135	(.306)	(2.693)	(.334)
Total from Investment Operations	.879	2.030	.398	(2.323)	(.030)
Distributions
Dividends from Net Investment Income	(.969)	(.900)	(.708)	(.366)	(.304)
Distributions from Realized Capital Gains	—	—	—	(.171)	(.226)
Total Distributions	(.969)	(.900)	(.708)	(.537)	(.530)
Net Asset Value, End of Period	$21.62	$21.71	$20.58	$20.89	$23.75
Total Return	4.20%	10.07%	1.88%	-9.93%	-0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,581	$31,524	$30,355	$30,318	$33,037
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	4.53%	4.23%	3.34%	1.64%	1.27%
Portfolio Turnover Rate[3]	169%	228%	395%	426%	414%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 34%, 73%, 206%, 146%, and 151%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts securities with a value of $6,595,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Intermediate-Term Bond Fund
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 6% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Institutional Intermediate-Term Bond Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $781,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Intermediate-Term Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,475,413	—	12,475,413
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,068,786	1,800	7,070,586
Corporate Bonds	—	9,206,919	—	9,206,919
Sovereign Bonds	—	906,769	—	906,769
Taxable Municipal Bonds	—	122,528	—	122,528
Temporary Cash Investments	335,663	158,969	—	494,632
Total	335,663	29,939,384	1,800	30,276,847
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(261,070)	—	(261,070)

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,598	—	—	4,598
Forward Currency Contracts	—	32	—	32
Total	4,598	32	—	4,630
Liabilities
Futures Contracts[1]	(1,458)	—	—	(1,458)
Forward Currency Contracts	—	(69)	—	(69)
Swap Contracts[1]	—	(307)	—	(307)
Total	(1,458)	(376)	—	(1,834)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,598	—	—	4,598
Unrealized Appreciation—Forward Currency Contracts	—	32	—	32
Total Assets	4,598	32	—	4,630

Unrealized Depreciation—Futures Contracts[1]	(1,458)	—	—	(1,458)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	(307)	(307)
Unrealized Depreciation—Forward Currency Contracts	—	(69)	—	(69)
Total Liabilities	(1,458)	(69)	(307)	(1,834)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(73,915)	—	—	(73,915)
Swap Contracts	—	—	(12,745)	(12,745)
Forward Currency Contracts	—	305	—	305
Realized Net Gain (Loss) on Derivatives	(73,915)	305	(12,745)	(86,355)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	638	—	—	638
Swap Contracts	—	—	(350)	(350)

Institutional Intermediate-Term Bond Fund
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Forward Currency Contracts	—	495	—	495
Change in Unrealized Appreciation (Depreciation) on Derivatives	638	495	(350)	783
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,530
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	191,656
Capital Loss Carryforwards	(2,678,276)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,485,090)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,394,250	1,324,657
Long-Term Capital Gains	—	—
Total	1,394,250	1,324,657
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,095,634
Gross Unrealized Appreciation	514,802
Gross Unrealized Depreciation	(323,146)
Net Unrealized Appreciation (Depreciation)	191,656
F.  During the year ended September 30, 2025, the fund purchased $9,774,835,000 of investment securities and sold $4,820,753,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $40,826,600,000 and $46,772,025,000, respectively.
G.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	85,399	47,602
Issued in Lieu of Cash Distributions	65,225	62,710
Redeemed	(141,876)	(133,114)
Net Increase (Decrease) in Shares Outstanding	8,748	(22,802)

Institutional Intermediate-Term Bond Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund (two of the funds constituting Vanguard Malvern Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Institutional Short-Term Bond Fund	43,804
Institutional Intermediate-Term Bond Fund	245,969
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Institutional Short-Term Bond Fund	100.0%
Institutional Intermediate-Term Bond Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Institutional Short-Term Bond Fund	87.7%
Institutional Intermediate-Term Bond Fund	92.6

Q4720 112025

Financial Statements
For the year ended September 30, 2025
Vanguard Core Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	53
Tax information	54

Core Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (42.8%)
U.S. Government Securities (21.5%)
	United States Treasury Note/Bond	4.625%	11/15/2026	21,939	22,152
	United States Treasury Note/Bond	3.875%	7/15/2028	87,400	87,970
	United States Treasury Note/Bond	1.000%	7/31/2028	26,613	24,741
	United States Treasury Note/Bond	1.125%	8/31/2028	24,191	22,526
	United States Treasury Note/Bond	4.375%	8/31/2028	69,069	70,477
	United States Treasury Note/Bond	4.625%	9/30/2028	24,563	25,252
	United States Treasury Note/Bond	1.375%	10/31/2028	12,814	11,974
	United States Treasury Note/Bond	4.375%	11/30/2028	54,601	55,783
	United States Treasury Note/Bond	4.000%	1/31/2029	38,334	38,750
	United States Treasury Note/Bond	4.250%	2/28/2029	61,748	62,920
	United States Treasury Note/Bond	2.375%	3/31/2029	92,153	88,287
	United States Treasury Note/Bond	2.375%	5/15/2029	46,400	44,374
	United States Treasury Note/Bond	2.750%	5/31/2029	18,822	18,229
	United States Treasury Note/Bond	4.250%	6/30/2029	85,000	86,693
	United States Treasury Note/Bond	4.000%	7/31/2029	108,908	110,108
	United States Treasury Note/Bond	4.375%	12/31/2029	78,600	80,639
	United States Treasury Note/Bond	1.500%	2/15/2030	42,500	38,751
	United States Treasury Note/Bond	3.625%	3/31/2030	116,400	115,918
	United States Treasury Note/Bond	3.875%	4/30/2030	71,119	71,575
	United States Treasury Note/Bond	3.875%	6/30/2030	38,000	38,235
	United States Treasury Note/Bond	3.875%	7/31/2030	119,000	119,716
	United States Treasury Note/Bond	0.625%	8/15/2030	20,988	18,093
	United States Treasury Note/Bond	3.750%	12/31/2030	16,917	16,900
	United States Treasury Note/Bond	4.000%	1/31/2031	18,438	18,630
	United States Treasury Note/Bond	4.125%	3/31/2031	23,500	23,880
	United States Treasury Note/Bond	4.625%	4/30/2031	35,000	36,436
	United States Treasury Note/Bond	1.625%	5/15/2031	11,000	9,793
	United States Treasury Note/Bond	4.625%	5/31/2031	30,000	31,227
	United States Treasury Note/Bond	4.250%	6/30/2031	35,000	35,767
	United States Treasury Note/Bond	3.625%	9/30/2031	48,000	47,438
	United States Treasury Note/Bond	4.125%	10/31/2031	68,351	69,355
	United States Treasury Note/Bond	4.500%	12/31/2031	93,249	96,484
	United States Treasury Note/Bond	4.375%	1/31/2032	48,005	49,336
	United States Treasury Note/Bond	1.875%	2/15/2032	144,742	128,413
	United States Treasury Note/Bond	4.125%	2/29/2032	83,600	84,733
	United States Treasury Note/Bond	4.125%	3/31/2032	44,000	44,588
[1,2]	United States Treasury Note/Bond	2.875%	5/15/2032	120,040	112,852
	United States Treasury Note/Bond	4.000%	7/31/2032	26,900	27,030
	United States Treasury Note/Bond	2.750%	8/15/2032	146,775	136,443
	United States Treasury Note/Bond	3.375%	5/15/2033	22,000	21,131
	United States Treasury Note/Bond	1.125%	8/15/2040	42,000	26,452
	United States Treasury Note/Bond	1.875%	2/15/2041	45,200	31,751
	United States Treasury Note/Bond	4.750%	2/15/2041	34,225	35,097
	United States Treasury Note/Bond	2.250%	5/15/2041	28,600	21,174
[3]	United States Treasury Note/Bond	4.375%	5/15/2041	40,000	39,273
	United States Treasury Note/Bond	2.000%	11/15/2041	86,800	60,906
[3]	United States Treasury Note/Bond	3.125%	11/15/2041	47,535	39,575
	United States Treasury Note/Bond	2.375%	2/15/2042	81,870	60,622
	United States Treasury Note/Bond	3.000%	5/15/2042	61,950	50,235
[3]	United States Treasury Note/Bond	3.250%	5/15/2042	40,263	33,822
	United States Treasury Note/Bond	3.375%	8/15/2042	29,466	25,093
	United States Treasury Note/Bond	2.875%	5/15/2043	27,914	21,851
	United States Treasury Note/Bond	3.875%	5/15/2043	18,104	16,395
	United States Treasury Note/Bond	3.625%	8/15/2043	11,401	9,943
	United States Treasury Note/Bond	4.375%	8/15/2043	23,600	22,775
	United States Treasury Note/Bond	3.750%	11/15/2043	26,360	23,333
	United States Treasury Note/Bond	4.750%	11/15/2043	53,228	53,775
	United States Treasury Note/Bond	3.625%	2/15/2044	26,325	22,838
	United States Treasury Note/Bond	4.500%	2/15/2044	35,700	34,908
	United States Treasury Note/Bond	3.375%	5/15/2044	10,897	9,087
1

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	5/15/2044	12,000	11,910
[3]	United States Treasury Note/Bond	3.125%	8/15/2044	14,560	11,653
	United States Treasury Note/Bond	4.125%	8/15/2044	20,535	19,060
	United States Treasury Note/Bond	3.000%	11/15/2044	11,419	8,932
	United States Treasury Note/Bond	4.625%	11/15/2044	39,752	39,387
	United States Treasury Note/Bond	4.750%	2/15/2045	61,100	61,482
	United States Treasury Note/Bond	5.000%	5/15/2045	28,000	29,082
	United States Treasury Note/Bond	3.000%	11/15/2045	6,000	4,640
	United States Treasury Note/Bond	2.500%	2/15/2046	13,000	9,168
	United States Treasury Note/Bond	2.500%	5/15/2046	30,900	21,708
	United States Treasury Note/Bond	2.250%	8/15/2046	51,200	34,126
	United States Treasury Note/Bond	2.750%	8/15/2047	58,000	42,011
	United States Treasury Note/Bond	2.750%	11/15/2047	58,000	41,907
	United States Treasury Note/Bond	3.000%	2/15/2048	18,050	13,625
	United States Treasury Note/Bond	3.125%	5/15/2048	20,000	15,412
	United States Treasury Note/Bond	3.000%	8/15/2048	21,600	16,231
	United States Treasury Note/Bond	3.375%	11/15/2048	23,000	18,468
	United States Treasury Note/Bond	3.000%	2/15/2049	23,312	17,451
	United States Treasury Note/Bond	2.875%	5/15/2049	23,210	16,926
	United States Treasury Note/Bond	2.250%	8/15/2049	39,200	25,007
[2]	United States Treasury Note/Bond	2.375%	11/15/2049	45,615	29,830
[3]	United States Treasury Note/Bond	2.000%	2/15/2050	70,509	42,148
[1,2]	United States Treasury Note/Bond	1.250%	5/15/2050	86,277	42,306
[3]	United States Treasury Note/Bond	1.375%	8/15/2050	90,900	45,681
	United States Treasury Note/Bond	1.625%	11/15/2050	53,800	28,852
	United States Treasury Note/Bond	1.875%	2/15/2051	51,000	29,118
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	94,250	60,611
	United States Treasury Note/Bond	1.875%	11/15/2051	80,100	45,303
	United States Treasury Note/Bond	2.250%	2/15/2052	26,000	16,121
	United States Treasury Note/Bond	3.000%	8/15/2052	28,200	20,621
	United States Treasury Note/Bond	4.000%	11/15/2052	28,674	25,369
	United States Treasury Note/Bond	4.750%	5/15/2055	29,900	29,993
					3,756,643
Agency Bonds and Notes (0.2%)
	Tennessee Valley Authority	4.875%	5/15/2035	30,640	31,703
Conventional Mortgage-Backed Securities (17.9%)
[4,5]	Fannie Mae Pool	3.000%	10/1/2046–3/1/2048	436	384
[4,5]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	1,010	932
[4,5]	Fannie Mae Pool	4.070%	8/1/2030	15,852	15,813
[4,5]	Fannie Mae Pool	4.090%	9/1/2030	22,087	22,030
[4,5]	Fannie Mae Pool	4.100%	8/1/2030	23,393	23,397
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	13,620	13,641
[4,5]	Fannie Mae Pool	4.190%	5/1/2030	10,820	10,849
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	58,640	58,886
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	19,560	19,655
[4,5]	Fannie Mae Pool	4.290%	4/1/2030	34,382	34,567
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	11,278	11,371
[4,5]	Fannie Mae Pool	4.460%	6/1/2030	59,768	60,619
[4,5]	Fannie Mae Pool	4.600%	4/1/2030	24,940	25,425
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/2047	175	155
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/2045–2/1/2050	1,148	1,057
[4,5]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	3,093	2,970
[4,5]	Freddie Mac Gold Pool	4.290%	3/1/2030	10,007	10,075
[4,5]	Freddie Mac Gold Pool	4.500%	12/1/2039–2/1/2049	1,348	1,344
[4,5]	Freddie Mac Gold Pool	5.000%	12/1/2035–6/1/2040	406	414
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/2040	67	70
[4]	Ginnie Mae I Pool	3.000%	4/15/2045	105	97
[4]	Ginnie Mae I Pool	4.000%	7/15/2045–8/15/2045	39	37
[4]	Ginnie Mae I Pool	4.500%	2/15/2039–9/15/2046	31	32
[4]	Ginnie Mae I Pool	6.000%	7/15/2037	21	22
[4,6]	Ginnie Mae II Pool	2.000%	11/20/2050–10/15/2055	104,367	86,270
[4]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	100,761	86,706
[4]	Ginnie Mae II Pool	3.000%	5/20/2043–4/20/2052	102,226	91,690
[4,6]	Ginnie Mae II Pool	3.500%	9/20/2047–10/15/2055	85,746	78,883
[4,6]	Ginnie Mae II Pool	4.000%	11/20/2042–10/15/2055	63,329	60,166
[4,6]	Ginnie Mae II Pool	4.500%	4/20/2048–10/15/2055	79,631	77,841
[4,6]	Ginnie Mae II Pool	5.000%	8/20/2048–10/15/2055	106,725	106,757
[4,6]	Ginnie Mae II Pool	5.500%	12/20/2052–10/15/2055	137,390	139,696
2

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Ginnie Mae II Pool	6.000%	12/20/2052–10/15/2055	83,376	85,682
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–8/20/2055	38,153	39,531
[4]	Ginnie Mae II Pool	7.000%	3/20/2055–4/20/2055	4,625	4,766
[4,5]	UMBS Pool	1.500%	3/1/2036–7/1/2051	116,985	96,603
[4,5,6]	UMBS Pool	2.000%	10/1/2035–10/25/2055	566,903	472,482
[4,5,6]	UMBS Pool	2.500%	10/1/2035–10/25/2055	416,209	360,290
[4,5,6]	UMBS Pool	3.000%	2/1/2037–10/25/2055	288,761	260,641
[4,5,6]	UMBS Pool	3.500%	7/1/2032–10/25/2055	174,521	162,214
[4,5,6]	UMBS Pool	4.000%	10/1/2037–10/25/2055	158,336	151,276
[4,5,6]	UMBS Pool	4.500%	4/1/2039–10/25/2055	219,640	217,308
[4,5,6]	UMBS Pool	6.000%	11/1/2052–10/25/2055	137,725	142,873
[4,5,6]	UMBS Pool	6.500%	9/1/2036–10/25/2055	76,439	80,003
[4,5]	UMBS Pool	7.000%	3/1/2055–4/1/2055	19,807	20,718
					3,136,238
Nonconventional Mortgage-Backed Securities (3.2%)
[4,5]	Fannie Mae Pool	5.140%	9/1/2055	10,550	10,673
[4,5]	Fannie Mae REMICS	2.000%	6/25/2048	1,910	1,614
[4,5]	Fannie Mae REMICS	3.000%	2/25/2043–1/25/2048	91,655	82,287
[4,5]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	14,373	13,246
[4,5]	Fannie Mae REMICS	4.000%	8/25/2043–12/25/2048	29,133	27,683
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	6,040	6,083
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	24,028	24,098
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	5,640	5,697
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	7,270	7,347
[4,5]	Freddie Mac REMICS	1.000%	9/25/2050	3,663	2,817
[4,5]	Freddie Mac REMICS	2.000%	5/25/2051	5,863	5,060
[4,5]	Freddie Mac REMICS	2.250%	8/25/2049	32,243	28,279
[4,5]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	67,334	58,596
[4,5]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	251,916	228,470
[4,5]	Freddie Mac REMICS	3.500%	3/15/2047–3/15/2048	25,824	23,786
[4,5]	Freddie Mac REMICS	4.000%	6/25/2052	9,984	8,991
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	1,158	996
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.000%	1/25/2052	1,802	1,536
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	4,607	4,046
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	2,410	2,049
[4]	Ginnie Mae REMICS	2.500%	10/20/2043	9,906	8,601
[4]	Ginnie Mae REMICS	3.000%	5/20/2055	11,752	10,630
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	1,720	1,489
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	3,968	3,302
					567,376
Total U.S. Government and Agency Obligations (Cost $7,448,475)					7,491,960
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	10,950	10,934
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	570	569
[4,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	4,160	4,155
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,230	1,252
[4,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	1,120	1,148
[4,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	900	923
[4,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	590	608
[4,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	1,440	1,497
[4]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/2029	870	884
[4]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	620	631
[4,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	610	621
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	200	204
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	200	203
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/2032	135	137
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	935	943
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	665	670
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	467	470
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/2032	349	350
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	1,106	1,109
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	1,571	1,575
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	734	737
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	280	281
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	960	976
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	4,160	4,282
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	4,220	4,281
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	3,590	3,545
3

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	2,350	2,294
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	3,620	3,480
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	2,920	2,877
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	2,250	2,192
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	1,080	1,102
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	1,570	1,581
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	1,020	1,033
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	1,080	1,097
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,230	1,253
[4,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	820	835
[4,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	1,060	1,083
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	1,390	1,396
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	900	925
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	250	253
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	890	909
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	1,050	1,079
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	4,120	4,325
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	1,940	2,006
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	600	619
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	500	515
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,620	1,641
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	360	367
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	240	244
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	2,270	2,333
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	540	556
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	250	258
[4]	BANK Series 2017-BNK4	3.625%	5/15/2050	19	19
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	550	535
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	650	650
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,280	1,264
[4]	BANK Series 2019-BNK23	2.920%	12/15/2052	3,570	3,366
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	5,930	5,584
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	1,630	1,441
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	15,300	14,253
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	500	485
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	360	326
[4]	BANK Series 2022-BNK41	3.916%	4/15/2065	2,070	1,970
[4]	BANK Series 2022-BNK43	4.399%	8/15/2055	13,344	13,081
[4]	BANK Series 2024-BNK47	5.716%	6/15/2057	4,030	4,289
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	2,420	2,463
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	2,740	2,769
[4]	BANK Series 2025-BNK49	5.623%	3/15/2058	6,430	6,808
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,560	3,773
[4]	BANK Series 2025-BNK50	6.071%	5/15/2068	1,250	1,317
[4,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	2,250	2,285
[4,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	1,520	1,551
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	1,050	1,072
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	4,730	4,602
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	1,330	1,264
[4,8]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	2,800	2,801
[4,8]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	3,720	3,715
[4,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	680	685
[4,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	760	770
[4,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	920	942
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	6,000	6,003
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	200	185
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	690	609
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	2,100	1,880
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	1,280	1,131
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	485
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	4,190	4,153
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	800	899
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,440	4,634
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	2,380	2,443
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	4,680	4,886
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	1,020	1,073
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	2,000	2,146
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	2,010	2,098
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	3,350	3,527
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	5,730	5,997
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	6,730	7,174
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	2,250	2,374
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	850	891
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	4,906	4,445
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	6,500	6,403
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	200	186
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,412	4,337
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	1,700	1,783
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	5,000	5,228
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	3,180	3,273
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,580	1,646
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	3,980	3,990
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	4,540	4,552
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	4,710	4,682
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	11,500	12,389
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	3,600	3,834
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,390	2,491
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	6,200	6,548
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	690	728
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	8,770	9,332
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	4,370	4,568
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	2,020	2,089
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	6,180	6,554
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	2,360	2,493
[4,6]	BMO Mortgage Trust Series 2025-C13	1.000%	10/15/2058	3,240	3,348
[4,6]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	9,600	9,920
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	1,580	1,585
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	1,240	1,172
[4]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	3,000	3,073
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	890	903
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	870	872
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	4,410	4,410
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	3,550	3,615
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,900	2,994
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	760	772
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	470	480
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	330	338
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,530	1,553
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	490	497
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	540	548
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	430	439
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	5,520	5,604
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	810	828
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	590	604
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	500	513
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	500	514
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,420	2,453
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	960	973
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	500	506
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	570	577
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	3,080	3,126
[4]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	270	145
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	320	316
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	1,510	1,474
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	30	29
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	7,612	7,511
[4]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/2051	100	93
[4,8]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	5,470	5,532
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	61	60
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	786	789
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	292	293
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	1,120	1,143
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	320	327
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	300	307
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	440	454
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	790	812
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	530	544
[4,8]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/2031	960	990
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	3,320	3,382
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	1,370	1,402
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	1,490	1,531
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/2031	490	504
[4,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	790	790
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	2,190	2,207
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	530	535
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	450	454
[4,8]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	480	485
[4,6,8,9]	CIFC Funding Ltd. Series 2025-6A	5.308%	10/23/2038	980	980
[4,6,8,9]	CIFC Funding Ltd. Series 2025-6A	5.608%	10/23/2038	1,810	1,810
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	20	20
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	60	54
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.394%	9/15/2050	40	31
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	2,250	2,227
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	45	45
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	8,400	7,964
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	21,393	21,755
[4,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/2055	28,668	29,068
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	1,470	1,487
[4,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	3,120	3,178
[4,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	4,113	4,141
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,410	1,438
[4,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	74	72
[4,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	6,560	6,633
[4,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	7,420	7,472
[4,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.306%	9/25/2043	890	895
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.406%	1/25/2044	2,631	2,631
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.456%	2/25/2044	332	331
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	964	966
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	2,711	2,714
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.506%	9/25/2044	3,119	3,129
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	1,907	1,908
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	2,439	2,442
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	1,228	1,229
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	2,166	2,170
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	600	565
[4,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	1,100	1,089
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	5,120	4,569
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	450	454
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	300	303
[4,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	180	182
[4,8]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	290	295
[4,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	1,770	1,822
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	2,150	2,190
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	1,050	1,080
[4,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	910	929
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	4,400	4,438
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	3,240	3,276
[4,8]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	560	566
[4,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	3,686	3,546
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	8,520	8,569
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	5,340	5,382
[4]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/2029	2,060	2,070
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	2,400	2,431
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/2029	3,400	3,411
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	3,630	3,645
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	5,290	5,311
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	8,360	8,465
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	6,180	6,175
[4,6,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	4,030	4,030
[4,6,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.600%	11/15/2038	4,540	4,540
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	2,660	2,709
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	13	13
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	1,150	1,168
[4,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	820	838
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	2,280	2,299
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	2,330	2,365
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	1,290	1,310
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	1,810	1,852
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	2,800	2,822
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	2,980	3,020
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	6,630	6,727
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	950	962
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	850	859
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	320	322
[4,5]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	69,280	62,681
[4,5]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	122,930	125,177
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	1,150	1,168
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	80,760	81,803
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/2027	4,170	4,208
[4]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	2,040	2,056
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	1,820	1,842
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	790	800
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	410	409
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	2,590	2,597
[4,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	5,876	5,980
[4,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	2,480	2,559
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	1,530	1,553
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,560	2,622
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/2029	2,010	2,073
[4]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	2,230	2,310
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	2,250	2,302
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	1,500	1,530
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	2,960	3,020
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	3,810	3,817
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	770	781
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	2,430	2,493
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	3,560	3,645
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,780	1,783
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	3,380	3,428
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,470	2,470
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	2,830	2,872
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	1,950	2,014
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/2029	8,970	9,010
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	2,340	2,351
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	6,290	6,341
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	950	951
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	6,220	6,308
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,340	1,350
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.206%	11/25/2043	824	834
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	4,040	4,060
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.606%	5/25/2044	3,789	3,808
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	341	342
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.606%	3/25/2044	2,189	2,198
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.606%	8/25/2044	4,691	4,714
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	689	689
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	2,346	2,352
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	4,560	4,562
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	1,512	1,512
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	23,059	19,982
[4,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	6,304	5,899
[4,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	4,196	4,039
[4,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	15,545	15,721
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	8,262	8,313
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	12,701	12,874
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	9,097	9,224
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	51,719	52,617
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,630	1,645
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	950	962
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	2,600	2,605
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,980	2,002
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,980	2,001
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	1,170	1,183
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	960	962
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	1,060	1,076
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	380	387
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	550	560
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	1,400	1,432
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	480	485
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	300	306
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	340	343
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	1,220	1,230
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	4,720	4,761
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	192
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	250	252
[4,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	70	68
[4,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	120	117
[4,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	4,220	4,425
[4,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	1,660	1,750
[4,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	2,950	3,027
[4,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	870	893
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	5,050	5,139
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	540	547
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	3,500	3,534
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	1,220	1,245
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	1,240	1,257
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	4,270	4,401
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	520	534
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	910	917
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	1,220	1,235
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	750	755
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,300	1,315
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	1,000	1,010
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	1,440	1,454
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.548%	9/10/2047	150	132
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	150	147
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	2,470	2,314
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	6,430	5,884
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,650	1,690
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	1,360	1,390
[4,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/2028	3,120	3,029
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	2,020	2,061
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	1,280	1,313
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	3,180	3,288
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	1,090	1,098
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	1,360	1,380
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	600	607
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,970	1,999
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	980	1,003
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	1,170	1,178
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	2,000	2,018
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	986	1,003
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	1,760	1,777
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	4,106	4,131
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	6,028	6,043
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/2028	1,630	1,651
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/2028	600	608
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	1,040	1,051
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	1,300	1,318
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	1,030	1,044
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	1,480	1,505
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,700	1,744
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	5,830	6,045
[4]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/2031	1,320	1,348
[4]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	1,080	1,105
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	1,190	1,215
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	2,280	2,337
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	470	476
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	1,300	1,318
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	880	892
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	2,500	2,532
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	920	936
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	1,230	1,252
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,990	1,983
[4,8]	IRV Trust Series 2025-200P	5.471%	3/14/2047	1,890	1,932
[4,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	10,925	11,155
[4,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	5,174	5,273
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	1,500	1,520
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	2,070	2,089
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	15,407	13,313
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	13,281	11,542
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	60	59
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	50	50
[4,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	1,430	1,456
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	2,040	2,092
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	910	923
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	1,030	1,048
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	560	573
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	330	339
[4,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	280	290
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	980	988
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	1,060	1,069
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	860	869
[4,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	590	598
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	1,770	1,799
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,775	1,809
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	1,100	1,121
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	2,310	2,362
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,420	1,424
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	710	712
[4,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	730	733
[4,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	5,460	5,522
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	1,410	1,443
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	2,790	2,828
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	1,620	1,650
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	2,350	2,385
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	890	907
[4,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	1,510	1,534
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.085%	7/15/2046	200	184
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	4,710	5,001
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	3,570	3,773
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	2,180	2,176
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,720	1,695
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,610	1,530
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	56,742	52,583
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	5,916	6,039
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	6,281	6,259
[4,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	813	775
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	8,690	9,403
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	2,619	2,644
[4,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/2059	24	24
[4,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.072%	3/15/2072	282	285
[4,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	860	866
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	7,247	7,319
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,810	1,836
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	850	863
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	1,870	1,894
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	740	744
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	590	599
[4,8]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	2,978	2,753
[4,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	1,839	1,588
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	12,440	12,563
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,370	1,386
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	269
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	310	309
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	310	308
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	5,930	6,000
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	4,810	4,899
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	7,410	7,531
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	4,270	4,298
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	6,070	6,101
[4,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,960	1,968
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	2,927	2,946
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	8,160	8,310
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	49,230	49,903
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	20,399	20,707
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	16,118	16,338
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	7,879	7,998
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	2,982	2,996
[4,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	22,011	22,327
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	24,183	24,342
[4,8]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/2056	30,026	30,457
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	28,857	29,031
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	9,042	9,194
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	19,450	19,582
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	26,000	26,226
[4,8]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	23,400	23,400
[4,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	1,750	1,783
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	1,540	1,550
[4,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	133	131
[4,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/2039	100	98
[4,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	113	113
[4,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	1,565	1,511
[4,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	1,377	1,324
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	1,994	1,899
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	3,686	3,514
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	4,490	4,252
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	4,954	4,732
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	780	744
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,255	2,140
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	3,890	3,685
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,570	1,459
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	15,977	16,288
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	270	271
[4,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	4,280	4,293
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/2033	222	225
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	587	596
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/2032	155	157
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	632	638
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/2032	386	391
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/2032	468	474
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	310	312
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/2033	490	492
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	630	633
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	840	846
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	1,490	1,514
[4]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	1,180	1,220
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	1,250	1,267
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	1,490	1,524
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	1,620	1,673
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	4,120	4,182
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	4,420	4,515
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	4,670	4,788
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	3,990	4,022
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/2029	2,890	2,907
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	9,660	9,716
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	9,380	9,445
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	1,720	1,746
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	7,710	7,845
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	9,520	9,586
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	1,170	1,184
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	2,050	2,078
[4,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	960	979
[4,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	930	955
[4,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	650	655
[4,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	530	544
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	690	702
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	470	474
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	496	500
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	200	202
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	2,520	2,541
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	340	342
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	313	315
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	5,860	5,958
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	1,764	1,787
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	1,070	1,087
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	1,910	1,955
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	890	911
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	750	770
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	880	906
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	990	1,018
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	2,570	2,600
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	1,330	1,348
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	2,110	2,138
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	1,420	1,447
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	350	359
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	2,050	2,094
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	600	612
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	2,390	2,427
[4,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	13	13
[4,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	57	56
[4,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	81	80
[4,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/2041	2	2
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	1,210	1,221
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,640	1,657
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	1,320	1,325
[4,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	8,099	8,211
[4,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	4,486	4,602
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	10,850	11,039
[4,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	9,610	9,630
[4,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	1,300	1,305
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	720	733
[4,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	720	734
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,090	1,092
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,790	1,792
[4,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	4,284	4,365
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	5,260	5,327
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	3,330	3,453
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	3,240	3,288
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	2,290	2,320
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	3,790	3,854
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	2,857	2,833
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	1,160	1,150
[4,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	2,774	2,797
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	4,650	4,653
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	690	681
[4,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	3,970	3,974
[4,8]	US Bank NA Series 2023-1	6.789%	8/25/2032	185	187
[4,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	5,205	5,208
[4,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	850	863
[4,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	900	916
[4,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	9,430	9,478
[4,8]	Verizon Master Trust Series 2023-3	4.880%	4/21/2031	490	497
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,100	1,119
[4,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	1,170	1,187
[4,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/2031	1,350	1,400
[4,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	4,680	4,783
[4,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	5,790	5,944
[4,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	3,820	3,924
[4,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/2032	1,090	1,119
[4,8]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	1,330	1,336
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	470	474
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	860	868
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	830	843
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	160	162
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	6,950	7,152
[4,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/2033	570	583
[4,8]	Verizon Master Trust Series 2025-2	5.340%	1/20/2033	1,050	1,074
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	700	704
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	8,410	8,621
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	2,690	2,734
[4,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,150	1,170
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	400	403
[4,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	1,180	1,191
[4,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	300	303
[4,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	1,050	1,043
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,190	1,211
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	50	46
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	2,130	2,121
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	30	30
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	5,940	5,964
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	730	730
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,260	4,412
[4,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	918	895
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,220	1,226
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	3,570	3,619
[4]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/2029	1,510	1,533
[4]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	780	792
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,510	2,566
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	1,010	1,031
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	1,410	1,432
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,440	1,446
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	2,200	2,239
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,090,911)					2,117,002
Corporate Bonds (29.3%)
Communications (2.0%)
	Alphabet Inc.	5.250%	5/15/2055	9,690	9,717
[8]	AMC Networks Inc.	10.250%	1/15/2029	90	95
	AMC Networks Inc.	4.250%	2/15/2029	16	14
[8]	AMC Networks Inc.	10.500%	7/15/2032	235	249
	AT&T Inc.	4.700%	8/15/2030	13,860	14,094
	AT&T Inc.	4.900%	8/15/2037	500	488
[4,10]	AT&T Inc.	7.000%	4/30/2040	1,100	1,578
	AT&T Inc.	4.300%	12/15/2042	6,240	5,386
	AT&T Inc.	3.550%	9/15/2055	4,238	2,919
	AT&T Inc.	6.050%	8/15/2056	36,895	38,270
	AT&T Inc.	3.800%	12/1/2057	6,800	4,851
	AT&T Inc.	3.650%	9/15/2059	2,867	1,960
[8]	Cable One Inc.	4.000%	11/15/2030	161	136
[8]	CCO Holdings LLC	4.750%	3/1/2030	1,330	1,276
[8]	CCO Holdings LLC	4.500%	8/15/2030	140	132
[8]	CCO Holdings LLC	4.250%	2/1/2031	45	41
	CCO Holdings LLC	4.500%	5/1/2032	20	18
	Charter Communications Operating LLC	3.750%	2/15/2028	13,330	13,126
	Charter Communications Operating LLC	4.200%	3/15/2028	11,550	11,494
	Charter Communications Operating LLC	2.250%	1/15/2029	200	186
	Charter Communications Operating LLC	6.100%	6/1/2029	24,191	25,386
	Charter Communications Operating LLC	2.300%	2/1/2032	7,360	6,291
	Charter Communications Operating LLC	6.650%	2/1/2034	12,634	13,509
	Charter Communications Operating LLC	5.850%	12/1/2035	9,691	9,786
	Charter Communications Operating LLC	3.500%	3/1/2042	3,580	2,579
	Charter Communications Operating LLC	6.484%	10/23/2045	14,729	14,549
	Charter Communications Operating LLC	5.750%	4/1/2048	8,600	7,781
	Charter Communications Operating LLC	6.700%	12/1/2055	14,633	14,779
	Charter Communications Operating LLC	3.950%	6/30/2062	4,300	2,719
	Comcast Corp.	6.550%	7/1/2039	4,080	4,570
	Comcast Corp.	3.450%	2/1/2050	1,500	1,048
	Comcast Corp.	2.937%	11/1/2056	13,740	8,147
	Comcast Corp.	2.650%	8/15/2062	300	158
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.987%	11/1/2063	5,000	2,855
[8]	CSC Holdings LLC	11.750%	1/31/2029	90	76
[8]	CSC Holdings LLC	3.375%	2/15/2031	100	65
[8]	Directv Financing LLC	5.875%	8/15/2027	66	66
[8]	Directv Financing LLC	8.875%	2/1/2030	235	232
[8]	Directv Financing LLC	10.000%	2/15/2031	225	225
[8]	DISH Network Corp.	11.750%	11/15/2027	102	108
[8]	Frontier Communications Holdings LLC	5.000%	5/1/2028	125	125
[8]	Frontier Communications Holdings LLC	8.625%	3/15/2031	30	32
	Grupo Televisa SAB	4.625%	1/30/2026	4,500	4,478
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	2,040	1,529
[8]	Level 3 Financing Inc.	3.875%	11/15/2029	80	66
[8]	Midcontinent Communications	8.000%	8/15/2032	235	242
	Netflix Inc.	6.375%	5/15/2029	1,960	2,111
[8]	NTT Finance Corp.	4.567%	7/16/2027	4,789	4,822
[8]	Outfront Media Capital LLC	7.375%	2/15/2031	90	95
	Paramount Global	2.900%	1/15/2027	1,525	1,494
	Paramount Global	4.950%	1/15/2031	974	963
	Paramount Global	6.875%	4/30/2036	6,830	7,232
	Paramount Global	4.375%	3/15/2043	6,000	4,629
	Paramount Global	5.850%	9/1/2043	4,770	4,359
	Paramount Global	4.900%	8/15/2044	5,705	4,615
	Paramount Global	4.600%	1/15/2045	4,660	3,631
	Rogers Communications Inc.	7.000%	4/15/2055	90	94
	Rogers Communications Inc.	7.125%	4/15/2055	245	260
[8]	Scripps Escrow II Inc.	3.875%	1/15/2029	30	27
[8]	Sirius XM Radio LLC	5.000%	8/1/2027	70	70
	Sprint Capital Corp.	6.875%	11/15/2028	16,790	18,058
[8]	Sunrise FinCo I BV	4.875%	7/15/2031	225	214
[10]	Time Warner Cable LLC	5.750%	6/2/2031	3,900	5,245
	Time Warner Cable LLC	7.300%	7/1/2038	4,890	5,339
	T-Mobile USA Inc.	3.600%	11/15/2060	9,779	6,634
	Uber Technologies Inc.	4.150%	1/15/2031	4,035	3,998
	Uber Technologies Inc.	4.800%	9/15/2035	15,390	15,241
	Uber Technologies Inc.	5.350%	9/15/2054	17,880	17,336
[8]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[8]	Univision Communications Inc.	4.500%	5/1/2029	15	14
[8]	Univision Communications Inc.	7.375%	6/30/2030	255	258
[8]	Univision Communications Inc.	8.500%	7/31/2031	175	181
[8]	Univision Communications Inc.	9.375%	8/1/2032	180	191
	Verizon Communications Inc.	5.500%	2/23/2054	7,380	7,259
	Verizon Communications Inc.	2.987%	10/30/2056	9,310	5,732
	Verizon Communications Inc.	3.000%	11/20/2060	1,800	1,091
	Verizon Communications Inc.	3.700%	3/22/2061	2,065	1,455
	Vodafone Group plc	6.150%	2/27/2037	1,011	1,101
	Vodafone Group plc	5.750%	6/28/2054	113	111
[8]	VZ Secured Financing BV	5.000%	1/15/2032	165	149
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	85	68
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	304	226
					351,739
Consumer Discretionary (1.6%)
[8]	1011778 BC ULC	6.125%	6/15/2029	515	528
[8]	1011778 BC ULC	5.625%	9/15/2029	115	117
[6,8]	ADT Security Corp.	5.875%	10/15/2033	220	220
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	113
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	265	273
[8]	Allied Universal Holdco LLC	6.875%	6/15/2030	90	93
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	95	90
[6,8]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	90	91
	American Honda Finance Corp.	4.550%	7/9/2027	17,005	17,141
[8]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	55	57
	Asbury Automotive Group Inc.	4.500%	3/1/2028	961	949
[8]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	49
[8]	Belron UK Finance plc	5.750%	10/15/2029	90	91
	BorgWarner Inc.	4.950%	8/15/2029	2,550	2,604
[8]	Builders FirstSource Inc.	6.375%	3/1/2034	215	222
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	115	120
[8]	Caesars Entertainment Inc.	6.500%	2/15/2032	65	66
[8]	Carnival Corp.	4.000%	8/1/2028	225	222
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,8]	Carnival Corp.	5.125%	5/1/2029	240	240
[8]	Carnival Corp.	6.000%	5/1/2029	25	25
[8]	Carnival Corp.	5.750%	3/15/2030	230	235
[8]	Carnival Corp.	5.875%	6/15/2031	215	220
[8]	Carnival Corp.	5.750%	8/1/2032	230	234
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	30	32
[8]	Churchill Downs Inc.	5.500%	4/1/2027	410	409
[8]	Churchill Downs Inc.	4.750%	1/15/2028	213	210
[8]	Churchill Downs Inc.	5.750%	4/1/2030	65	65
[8]	Clarios Global LP	6.750%	2/15/2030	130	134
[8]	Clarios Global LP	6.750%	9/15/2032	95	97
	Dana Inc.	4.250%	9/1/2030	215	213
	Dana Inc.	4.500%	2/15/2032	95	94
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8,190	8,140
[11]	Flutter Treasury DAC	4.000%	6/4/2031	4,125	4,843
[8]	Flutter Treasury DAC	5.875%	6/4/2031	240	244
	Ford Motor Co.	9.625%	4/22/2030	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	70	69
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,085	1,083
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	100	98
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,000	1,951
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	7,315	7,630
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	555	576
[4,11]	Ford Motor Credit Co. LLC	3.622%	7/27/2028	2,000	2,350
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	3,180	3,321
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	845	783
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	700	695
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	205	219
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	6,580	6,850
[8]	Garda World Security Corp.	8.250%	8/1/2032	210	218
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	200	210
	General Motors Co.	5.200%	4/1/2045	6,010	5,406
	General Motors Financial Co. Inc.	5.000%	7/15/2027	8,720	8,827
	General Motors Financial Co. Inc.	5.350%	7/15/2027	4,520	4,604
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,000	946
	General Motors Financial Co. Inc.	5.550%	7/15/2029	11,830	12,221
	General Motors Financial Co. Inc.	5.850%	4/6/2030	1,925	2,013
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,855	1,768
	General Motors Financial Co. Inc.	6.400%	1/9/2033	4,740	5,075
[6,8]	Gildan Activewear Inc.	4.700%	10/7/2030	860	859
[6,8]	Gildan Activewear Inc.	5.400%	10/7/2035	3,715	3,716
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	305	295
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	195	198
[8]	Hanesbrands Inc.	9.000%	2/15/2031	45	48
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	155	158
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	325	330
	Home Depot Inc.	4.950%	9/15/2052	1,165	1,086
	Hyatt Hotels Corp.	5.250%	6/30/2029	545	559
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	30	31
[8]	JH North America Holdings Inc.	6.125%	7/31/2032	55	56
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	160	160
[8]	Lithia Motors Inc.	4.625%	12/15/2027	180	178
[8]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
[8]	Live Nation Entertainment Inc.	5.625%	3/15/2026	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/2027	900	909
[8]	Live Nation Entertainment Inc.	3.750%	1/15/2028	10	10
	Lowe's Cos. Inc.	3.100%	5/3/2027	880	868
	Lowe's Cos. Inc.	3.950%	10/15/2027	4,690	4,686
	Lowe's Cos. Inc.	1.700%	9/15/2028	1,840	1,720
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,815	2,808
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,055	8,002
	Lowe's Cos. Inc.	4.500%	10/15/2032	49,195	48,783
	Lowe's Cos. Inc.	4.850%	10/15/2035	39,350	39,026
	Lowe's Cos. Inc.	4.450%	4/1/2062	3,165	2,525
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	70	70
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	125	132
	MGM Resorts International	6.500%	4/15/2032	75	76
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	72
[8]	MIWD Holdco II LLC	5.500%	2/1/2030	85	83
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	178	190
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	125	125
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	210	216
[8]	NCL Corp. Ltd.	6.250%	9/15/2033	65	65
	Newell Brands Inc.	6.375%	9/15/2027	118	120
[8]	Newell Brands Inc.	8.500%	6/1/2028	140	148
	Newell Brands Inc.	6.625%	9/15/2029	172	173
	Newell Brands Inc.	6.375%	5/15/2030	30	30
	Newell Brands Inc.	6.625%	5/15/2032	35	35
	Newell Brands Inc.	6.875%	4/1/2036	50	50
	Newell Brands Inc.	7.000%	4/1/2046	75	66
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	120	120
[8]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	120	120
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	235	235
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	230	243
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	250	268
[8]	Ontario Gaming GTA LP	8.000%	8/1/2030	110	109
[8]	Penn Entertainment Inc.	5.625%	1/15/2027	85	85
[8]	Phinia Inc.	6.625%	10/15/2032	70	72
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	50	51
[6,8]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	60	61
	Service Corp. International	4.000%	5/15/2031	20	19
[8]	Six Flags Entertainment Corp.	6.625%	5/1/2032	100	102
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	90	92
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	61
	Starbucks Corp.	3.500%	11/15/2050	600	428
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	22,265	22,253
[4,11]	Stellantis NV	1.250%	6/20/2033	3,400	3,166
[8]	Studio City Co. Ltd.	7.000%	2/15/2027	240	242
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	110	106
	Tapestry Inc.	5.100%	3/11/2030	3,050	3,121
	Toyota Motor Credit Corp.	4.500%	5/14/2027	9,545	9,634
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	3,460	3,504
[8]	Vail Resorts Inc.	5.625%	7/15/2030	205	206
[8]	Vail Resorts Inc.	6.500%	5/15/2032	215	223
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	9,170	9,193
[11]	Volkswagen International Finance NV	3.748%	Perpetual	2,500	2,925
[8]	Wayfair LLC	7.250%	10/31/2029	65	67
	Whirlpool Corp.	6.125%	6/15/2030	40	40
	Whirlpool Corp.	6.500%	6/15/2033	215	215
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	122
[8]	Wynn Macau Ltd.	5.625%	8/26/2028	30	30
[8]	Wynn Macau Ltd.	5.125%	12/15/2029	80	78
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	125	127
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	295	293
					281,724
Consumer Staples (1.7%)
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	365	374
	Altria Group Inc.	4.400%	2/14/2026	2,570	2,568
	Altria Group Inc.	2.450%	2/4/2032	2,945	2,592
	Altria Group Inc.	5.800%	2/14/2039	2,000	2,073
	Altria Group Inc.	3.400%	2/4/2041	3,000	2,326
	Altria Group Inc.	5.375%	1/31/2044	325	319
	Altria Group Inc.	5.950%	2/14/2049	135	138
	Altria Group Inc.	4.450%	5/6/2050	300	244
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	3,090	3,053
[4,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/2036	1,900	2,065
[4,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	700	796
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,230	6,432
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,117	1,074
	Avery Dennison Corp.	4.875%	12/6/2028	4,082	4,163
	BAT Capital Corp.	3.215%	9/6/2026	200	198
	BAT Capital Corp.	3.557%	8/15/2027	3,471	3,435
	BAT Capital Corp.	6.343%	8/2/2030	7,470	8,064
	BAT Capital Corp.	5.834%	2/20/2031	4,820	5,098
	BAT Capital Corp.	4.742%	3/16/2032	9,360	9,404
	BAT Capital Corp.	4.625%	3/22/2033	14,255	14,107
	BAT Capital Corp.	4.390%	8/15/2037	12,490	11,440
	BAT Capital Corp.	7.079%	8/2/2043	4,745	5,353
	BAT Capital Corp.	4.540%	8/15/2047	1,952	1,637
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	5.650%	3/16/2052	1,890	1,807
	BAT Capital Corp.	7.081%	8/2/2053	8,730	9,978
[4,11]	British American Tobacco plc	3.000%	Perpetual	11,900	13,927
	Conagra Brands Inc.	5.300%	10/1/2026	4,860	4,908
[8]	Energizer Holdings Inc.	4.750%	6/15/2028	529	519
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	230	225
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	345	345
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	9,620	9,686
[4,11]	Imperial Brands Finance plc	3.875%	2/12/2034	2,975	3,461
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	4,830	5,006
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	4,281	4,733
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	7,540	8,631
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	19,865	20,742
[8]	KeHE Distributors LLC	9.000%	2/15/2029	235	247
	Kraft Heinz Foods Co.	3.750%	4/1/2030	6,720	6,521
	Kraft Heinz Foods Co.	4.375%	6/1/2046	11,540	9,601
	Kraft Heinz Foods Co.	5.500%	6/1/2050	7,405	7,002
	Kroger Co.	5.500%	9/15/2054	8,300	8,084
[8]	Mars Inc.	5.000%	3/1/2032	3,705	3,789
[8]	Mars Inc.	5.200%	3/1/2035	20,723	21,176
[8]	Mars Inc.	5.700%	5/1/2055	22,350	22,657
[8]	Mars Inc.	5.800%	5/1/2065	11,155	11,376
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/2026	5,000	4,864
[8]	Opal Bidco SAS	6.500%	3/31/2032	295	302
[8]	Performance Food Group Inc.	4.250%	8/1/2029	80	78
[8]	Performance Food Group Inc.	6.125%	9/15/2032	160	164
[11]	Philip Morris International Inc.	3.250%	6/6/2032	2,100	2,443
	Philip Morris International Inc.	5.375%	2/15/2033	2,030	2,120
	Philip Morris International Inc.	4.875%	4/30/2035	10,345	10,349
	Philip Morris International Inc.	6.375%	5/16/2038	7,000	7,853
[11]	Philip Morris International Inc.	1.450%	8/1/2039	600	507
	Philip Morris International Inc.	4.250%	11/10/2044	5,280	4,543
[8]	Post Holdings Inc.	6.250%	2/15/2032	95	98
[8]	Post Holdings Inc.	6.375%	3/1/2033	115	116
[11]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	346	422
	Tyson Foods Inc.	3.550%	6/2/2027	10,800	10,694
[8]	US Foods Inc.	6.875%	9/15/2028	25	26
[8]	US Foods Inc.	4.750%	2/15/2029	89	88
[8]	US Foods Inc.	5.750%	4/15/2033	105	106
					306,147
Energy (2.2%)
[8]	Antero Midstream Partners LP	6.625%	2/1/2032	125	129
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	170	169
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	315	322
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	140	142
[8]	Blue Racer Midstream LLC	6.625%	7/15/2026	545	545
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	135	140
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	70	74
	Boardwalk Pipelines LP	4.800%	5/3/2029	1,808	1,832
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,333	2,536
	BP Capital Markets America Inc.	2.939%	6/4/2051	10,744	6,947
[4,11]	BP Capital Markets BV	0.933%	12/4/2040	3,500	2,604
[6,8]	California Resources Corp.	7.000%	1/15/2034	130	129
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	650	578
	Cenovus Energy Inc.	4.250%	4/15/2027	9,535	9,535
	Cenovus Energy Inc.	5.400%	6/15/2047	595	550
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	705	686
	Cheniere Energy Inc.	4.625%	10/15/2028	1,295	1,291
	Cheniere Energy Partners LP	3.250%	1/31/2032	2,800	2,553
	Cheniere Energy Partners LP	5.950%	6/30/2033	869	920
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	11,780	12,050
[8]	Chord Energy Corp.	6.000%	10/1/2030	140	139
[8]	Chord Energy Corp.	6.750%	3/15/2033	70	71
[8]	Civitas Resources Inc.	8.375%	7/1/2028	95	99
[8]	Civitas Resources Inc.	8.625%	11/1/2030	40	41
[8]	Civitas Resources Inc.	8.750%	7/1/2031	125	128
[8]	Civitas Resources Inc.	9.625%	6/15/2033	335	354
[8]	CNX Resources Corp.	7.250%	3/1/2032	185	192
	ConocoPhillips Co.	4.300%	11/15/2044	265	229
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	3.800%	3/15/2052	1,000	752
	ConocoPhillips Co.	5.300%	5/15/2053	1,985	1,891
	ConocoPhillips Co.	5.700%	9/15/2063	1,190	1,181
	Coterra Energy Inc.	5.400%	2/15/2035	12,460	12,572
	DCP Midstream Operating LP	5.625%	7/15/2027	59	60
	Devon Energy Corp.	5.600%	7/15/2041	200	193
[8]	Diamond Foreign Asset Co.	8.500%	10/1/2030	250	265
	Diamondback Energy Inc.	5.200%	4/18/2027	5,390	5,470
	Diamondback Energy Inc.	5.750%	4/18/2054	3,340	3,212
	Diamondback Energy Inc.	5.900%	4/18/2064	5,640	5,432
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	6,490	6,813
	Enbridge Inc.	1.600%	10/4/2026	3,248	3,167
	Enbridge Inc.	3.125%	11/15/2029	450	429
	Enbridge Inc.	6.700%	11/15/2053	5,995	6,697
	Energy Transfer LP	4.400%	3/15/2027	6,067	6,086
	Energy Transfer LP	5.250%	4/15/2029	2,630	2,706
	Energy Transfer LP	3.750%	5/15/2030	1,420	1,379
	Energy Transfer LP	5.750%	2/15/2033	2,470	2,590
	Energy Transfer LP	6.050%	6/1/2041	700	714
	Energy Transfer LP	6.500%	2/1/2042	1,400	1,486
	Energy Transfer LP	5.300%	4/1/2044	1,825	1,671
	Energy Transfer LP	5.150%	3/15/2045	1,520	1,366
	Energy Transfer LP	6.250%	4/15/2049	400	404
	Energy Transfer LP	5.950%	5/15/2054	11,400	11,058
[4,11]	Eni SpA	3.375%	Perpetual	1,757	2,033
	Enterprise Products Operating LLC	5.950%	2/1/2041	380	402
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,400	2,210
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,000	1,900
	Enterprise Products Operating LLC	4.900%	5/15/2046	860	790
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	744
	EOG Resources Inc.	5.650%	12/1/2054	9,680	9,699
	EQT Corp.	7.500%	6/1/2027	170	173
	EQT Corp.	4.500%	1/15/2029	5	5
	EQT Corp.	7.500%	6/1/2030	152	168
[8]	Excelerate Energy LP	8.000%	5/15/2030	180	192
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	454	388
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	5,807	5,662
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	12,032	10,929
	Genesis Energy LP	8.250%	1/15/2029	90	94
	Genesis Energy LP	8.000%	5/15/2033	105	110
	Helmerich & Payne Inc.	4.650%	12/1/2027	665	669
	Helmerich & Payne Inc.	4.850%	12/1/2029	390	389
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,185	4,581
	Hess Corp.	7.875%	10/1/2029	3,382	3,836
	Hess Corp.	7.300%	8/15/2031	185	213
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	80	83
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	190	194
	Kinder Morgan Inc.	5.150%	6/1/2030	8,100	8,357
[8]	Kinetik Holdings LP	6.625%	12/15/2028	110	113
[8]	Kinetik Holdings LP	5.875%	6/15/2030	20	20
	Marathon Petroleum Corp.	5.150%	3/1/2030	15,710	16,151
	MPLX LP	1.750%	3/1/2026	7	7
	MPLX LP	4.800%	2/15/2029	2,080	2,109
	NuStar Logistics LP	6.375%	10/1/2030	230	238
	Occidental Petroleum Corp.	5.000%	8/1/2027	5,375	5,435
	Occidental Petroleum Corp.	6.375%	9/1/2028	1,860	1,943
	Occidental Petroleum Corp.	5.200%	8/1/2029	6,700	6,807
	Occidental Petroleum Corp.	7.500%	5/1/2031	1,165	1,307
	Occidental Petroleum Corp.	6.050%	10/1/2054	630	615
	ONEOK Inc.	5.650%	11/1/2028	3,725	3,864
	ONEOK Inc.	3.400%	9/1/2029	500	482
	ONEOK Inc.	5.800%	11/1/2030	301	317
	ONEOK Partners LP	6.125%	2/1/2041	1,355	1,390
[4,11]	ORLEN SA	3.625%	7/2/2032	1,788	2,082
[8]	ORLEN SA	6.000%	1/30/2035	5,438	5,680
[8]	Permian Resources Operating LLC	5.875%	7/1/2029	615	615
	Petrobras Global Finance BV	5.125%	9/10/2030	4,186	4,136
	Petrobras Global Finance BV	6.250%	1/10/2036	4,435	4,378
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	8,440	8,201
[8]	Petronas Capital Ltd.	4.950%	1/3/2031	10,180	10,515
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Petronas Capital Ltd.	5.340%	4/3/2035	8,627	8,997
	Phillips 66 Co.	5.650%	6/15/2054	6,210	5,952
	Pioneer Natural Resources Co.	2.150%	1/15/2031	5,410	4,865
	Plains All American Pipeline LP	4.700%	1/15/2031	4,220	4,229
	Plains All American Pipeline LP	5.600%	1/15/2036	5,750	5,819
	Plains All American Pipeline LP	4.900%	2/15/2045	410	358
	Range Resources Corp.	8.250%	1/15/2029	135	138
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	50	52
[4]	SA Global Sukuk Ltd.	1.602%	6/17/2026	19,981	19,572
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	5,360	5,355
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	5	5
[8]	Schlumberger Holdings Corp.	5.000%	5/29/2027	7,870	7,981
[4]	Shell Finance US Inc.	4.550%	8/12/2043	500	453
[4]	Shell Finance US Inc.	4.375%	5/11/2045	500	437
[4]	Shell Finance US Inc.	3.750%	9/12/2046	550	437
	Shell International Finance BV	3.125%	11/7/2049	1,300	899
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	161	171
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	50	52
	Suncor Energy Inc.	3.750%	3/4/2051	1,168	837
[8]	Sunoco LP	7.000%	9/15/2028	255	263
[8]	Sunoco LP	5.625%	3/15/2031	130	129
[8]	Sunoco LP	7.875%	Perpetual	195	198
[8]	Tallgrass Energy Partners LP	7.375%	2/15/2029	175	180
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	125	123
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	260	257
	Targa Resources Corp.	5.200%	7/1/2027	2,470	2,510
	Targa Resources Corp.	6.150%	3/1/2029	8,675	9,138
	Targa Resources Corp.	6.125%	3/15/2033	3,250	3,459
	Targa Resources Corp.	6.500%	3/30/2034	8,360	9,103
	Targa Resources Partners LP	6.875%	1/15/2029	655	667
	Targa Resources Partners LP	4.875%	2/1/2031	1,500	1,505
[4,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	2,700	2,965
	TotalEnergies Capital SA	5.275%	9/10/2054	7,350	7,065
[4,11]	TotalEnergies SE	1.625%	Perpetual	3,000	3,396
[4,11]	TotalEnergies SE	2.000%	Perpetual	4,740	5,477
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	700	700
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	900	964
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	75	75
[8]	Transocean International Ltd.	8.250%	5/15/2029	40	40
[8]	Transocean International Ltd.	8.750%	2/15/2030	128	134
[8]	Transocean International Ltd.	8.500%	5/15/2031	195	191
[6,8]	Transocean International Ltd.	7.875%	10/15/2032	90	90
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	36	37
[8]	Valaris Ltd.	8.375%	4/30/2030	205	213
	Valero Energy Corp.	5.150%	2/15/2030	6,060	6,241
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	580	556
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	120	125
[8]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	70	66
[8]	Venture Global LNG Inc.	9.500%	2/1/2029	400	441
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	145	152
[8]	Venture Global LNG Inc.	9.875%	2/1/2032	235	256
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	90	95
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	105	112
[8]	Vital Energy Inc.	7.750%	7/31/2029	70	70
[8]	Vital Energy Inc.	7.875%	4/15/2032	30	29
[6,8]	Weatherford International Ltd.	6.750%	10/15/2033	120	120
	Western Midstream Operating LP	4.500%	3/1/2028	1,198	1,199
	Western Midstream Operating LP	4.750%	8/15/2028	2,614	2,636
	Williams Cos. Inc.	6.300%	4/15/2040	200	216
	Williams Cos. Inc.	5.100%	9/15/2045	535	495
					381,102
Financials (11.3%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	9,253	9,402
[4,11]	ABN AMRO Bank NV	5.125%	2/22/2033	2,200	2,696
[4,11]	ABN AMRO Bank NV	5.500%	9/21/2033	1,500	1,870
	AerCap Ireland Capital DAC	6.100%	1/15/2027	20,760	21,208
	AerCap Ireland Capital DAC	4.875%	4/1/2028	10,852	11,017
[6]	AerCap Ireland Capital DAC	4.375%	11/15/2030	7,665	7,629
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,700	2,222
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	44	45
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	105	108
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	126	130
	Ally Financial Inc.	5.737%	5/15/2029	4,745	4,858
	American Express Co.	5.085%	1/30/2031	7,710	7,944
	American Express Co.	5.442%	1/30/2036	5,505	5,718
[8]	AmWINS Group Inc.	6.375%	2/15/2029	165	168
[8]	AmWINS Group Inc.	4.875%	6/30/2029	25	24
	Aon Global Ltd.	4.600%	6/14/2044	478	422
	Aon Global Ltd.	4.750%	5/15/2045	505	455
	Aon North America Inc.	5.150%	3/1/2029	14,080	14,491
	Aon North America Inc.	5.750%	3/1/2054	6,940	6,993
	Apollo Debt Solutions BDC	6.900%	4/13/2029	1,279	1,344
	Apollo Global Management Inc.	5.150%	8/12/2035	4,263	4,283
	Apollo Global Management Inc.	5.800%	5/21/2054	9,832	9,959
	Apollo Global Management Inc.	6.000%	12/15/2054	6,953	6,933
[4,11]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	10,300	12,158
	Ares Capital Corp.	5.875%	3/1/2029	4,370	4,498
	Ares Capital Corp.	5.950%	7/15/2029	5,059	5,227
	Ares Strategic Income Fund	5.700%	3/15/2028	5,956	6,043
	Ares Strategic Income Fund	6.350%	8/15/2029	1	1
[4,11]	Argenta Spaarbank NV	1.375%	2/8/2029	4,000	4,528
[4,11]	Aroundtown SA	0.375%	4/15/2027	2,200	2,485
[4,11]	Aroundtown SA	1.450%	7/9/2028	2,000	2,247
[4,11]	Aroundtown SA	4.800%	7/16/2029	3,300	4,068
[4,10]	Aroundtown SA	3.000%	10/16/2029	909	1,116
[4,11]	Aroundtown SA	3.500%	5/13/2030	2,300	2,686
[4,10]	Aroundtown SA	3.625%	4/10/2031	600	727
	Arthur J Gallagher & Co.	4.600%	12/15/2027	8,476	8,562
[11]	ASR Nederland NV	7.000%	12/7/2043	1,100	1,538
	Assurant Inc.	4.900%	3/27/2028	481	487
	Athene Holding Ltd.	3.450%	5/15/2052	3,444	2,267
	Athene Holding Ltd.	6.250%	4/1/2054	3,191	3,252
	Athene Holding Ltd.	6.625%	10/15/2054	3,934	3,986
[11]	Athora Holding Ltd.	6.625%	6/16/2028	2,788	3,538
[11]	Athora Holding Ltd.	5.875%	9/10/2034	2,400	3,057
[10]	Aviva plc	6.875%	11/27/2053	975	1,388
	Banco Santander SA	6.527%	11/7/2027	4,800	4,918
	Banco Santander SA	5.588%	8/8/2028	3,000	3,117
	Banco Santander SA	6.607%	11/7/2028	2,000	2,140
	Banco Santander SA	6.921%	8/8/2033	2,000	2,225
	Bank of America Corp.	5.933%	9/15/2027	17,000	17,278
[4]	Bank of America Corp.	3.705%	4/24/2028	244	242
[4]	Bank of America Corp.	3.970%	3/5/2029	3,495	3,479
	Bank of America Corp.	5.202%	4/25/2029	3,679	3,771
[4]	Bank of America Corp.	2.087%	6/14/2029	8,590	8,136
	Bank of America Corp.	5.162%	1/24/2031	1,161	1,198
[4]	Bank of America Corp.	2.972%	2/4/2033	9,430	8,586
	Bank of America Corp.	5.744%	2/12/2036	21,400	22,284
[4]	Bank of America Corp.	4.078%	4/23/2040	5,429	4,836
[4]	Bank of America Corp.	2.676%	6/19/2041	4,700	3,464
	Bank of America Corp.	3.311%	4/22/2042	1,700	1,348
[4,11]	Bank of Cyprus PCL	2.500%	6/24/2027	2,079	2,434
[4,11]	Bank of Cyprus PCL	5.000%	5/2/2029	3,028	3,725
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,097	6,296
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,270	6,987
	Bank of New York Mellon Corp.	5.316%	6/6/2036	20,371	21,076
[11]	Banque Federative du Credit Mutuel SA	3.875%	6/16/2032	4,000	4,760
[11]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	1,000	1,187
	Barclays plc	5.674%	3/12/2028	15,460	15,758
	Barclays plc	7.385%	11/2/2028	2,000	2,121
	Barclays plc	5.086%	2/25/2029	9,003	9,164
[10]	Barclays plc	3.750%	11/22/2030	3,100	4,161
	Barclays plc	7.437%	11/2/2033	2,309	2,650
	Barclays plc	3.330%	11/24/2042	4,060	3,127
[4,11]	Belfius Bank SA	1.250%	4/6/2034	5,800	6,365
[4,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	3,323	3,710
[4,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	1,300	1,627
[11]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	800	949
[4,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	700	759
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Block Inc.	5.625%	8/15/2030	105	106
	Block Inc.	6.500%	5/15/2032	285	295
[8]	Block Inc.	6.000%	8/15/2033	85	87
[8]	BNP Paribas SA	5.283%	11/19/2030	7,830	8,045
[4,11]	BNP Paribas SA	2.500%	3/31/2032	1,800	2,098
[4,11]	BNP Paribas SA	4.159%	8/28/2034	700	839
[4,11]	BNP Paribas SA	3.945%	2/18/2037	700	823
[10]	BPCE SA	5.250%	4/16/2029	1,800	2,415
[10]	BPCE SA	2.500%	11/30/2032	6,100	7,758
[4,11]	BPCE SA	4.125%	3/8/2033	3,300	3,984
	Brown & Brown Inc.	4.700%	6/23/2028	4,167	4,209
	Capital One Financial Corp.	3.750%	7/28/2026	4,750	4,733
	Capital One Financial Corp.	5.700%	2/1/2030	5,550	5,763
	Capital One Financial Corp.	3.273%	3/1/2030	5,000	4,820
[4]	Capital One Financial Corp.	7.624%	10/30/2031	9,280	10,496
	Capital One Financial Corp.	6.183%	1/30/2036	24,095	25,016
	Carlyle Group Inc.	5.050%	9/19/2035	5,156	5,118
	Charles Schwab Corp.	2.450%	3/3/2027	2,485	2,432
	Charles Schwab Corp.	6.136%	8/24/2034	11,861	12,916
[8]	Citadel Finance LLC	5.900%	2/10/2030	6,000	6,086
	Citigroup Inc.	3.200%	10/21/2026	532	527
	Citigroup Inc.	4.450%	9/29/2027	1,907	1,915
	Citigroup Inc.	4.643%	5/7/2028	58,707	59,100
[4]	Citigroup Inc.	4.075%	4/23/2029	2,243	2,236
	Citigroup Inc.	4.542%	9/19/2030	28,220	28,351
[4]	Citigroup Inc.	2.666%	1/29/2031	340	316
	Citigroup Inc.	6.174%	5/25/2034	5,040	5,365
	Citigroup Inc.	5.827%	2/13/2035	6,040	6,270
	Citigroup Inc.	6.020%	1/24/2036	7,220	7,571
	Citigroup Inc.	5.174%	9/11/2036	14,235	14,377
[4]	Citigroup Inc.	3.878%	1/24/2039	1,500	1,319
	Citigroup Inc.	4.650%	7/30/2045	2,316	2,093
	Citigroup Inc.	4.650%	7/23/2048	1,000	892
	Citizens Financial Group Inc.	5.253%	3/5/2031	4,863	4,983
[4,10]	Close Brothers Finance plc	1.625%	12/3/2030	2,696	3,036
[10]	Close Brothers Group plc	7.750%	6/14/2028	1,480	2,096
	Cooperatieve Rabobank UA	4.494%	10/17/2029	279	284
	Corebridge Financial Inc.	3.850%	4/5/2029	4,020	3,962
	Corebridge Financial Inc.	3.900%	4/5/2032	2,410	2,300
	Corebridge Financial Inc.	4.350%	4/5/2042	2,260	1,964
	Corebridge Financial Inc.	4.400%	4/5/2052	3,630	3,001
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	175	175
[8]	Credit Agricole SA	4.631%	9/11/2028	3,940	3,964
[4,11]	Credit Mutuel Arkea SA	4.810%	5/15/2035	3,700	4,535
	Credit Suisse USA LLC	7.125%	7/15/2032	7,380	8,479
[8]	Danske Bank A/S	5.427%	3/1/2028	3,220	3,274
[4,11]	Danske Bank A/S	1.000%	5/15/2031	9,700	11,304
	Deutsche Bank AG	5.297%	5/9/2031	9,864	10,098
	Deutsche Bank AG	4.950%	8/4/2031	18,348	18,512
[4,11]	Deutsche Bank AG	4.000%	6/24/2032	2,200	2,613
	Deutsche Bank AG	7.079%	2/10/2034	2,000	2,198
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	6,200	7,318
[4,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	6,300	7,514
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	3,800	4,468
	Equitable Holdings Inc.	5.000%	4/20/2048	197	181
[4,11]	Eurobank SA	4.000%	2/7/2036	1,900	2,240
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,500	1,059
	Fifth Third Bancorp	3.950%	3/14/2028	8,025	7,988
	Fifth Third Bancorp	6.339%	7/27/2029	17,515	18,453
	Fifth Third Bancorp	4.895%	9/6/2030	8,310	8,443
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	105	108
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	20	21
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	110	115
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	100	103
	GATX Corp.	3.250%	9/15/2026	9	9
	GATX Corp.	4.550%	11/7/2028	464	467
	GATX Corp.	4.700%	4/1/2029	1,088	1,101
[8]	GGAM Finance Ltd.	8.000%	2/15/2027	130	133
[8]	GGAM Finance Ltd.	8.000%	6/15/2028	95	101
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	13,425	15,538
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Global Atlantic Fin Co.	6.750%	3/15/2054	6,530	6,887
	Goldman Sachs Group Inc.	4.692%	10/23/2030	8,160	8,265
	Goldman Sachs Group Inc.	6.750%	10/1/2037	5,000	5,598
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	5,128	4,741
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,500	2,703
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,280	2,116
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,580	1,445
	Goldman Sachs Group Inc.	5.561%	11/19/2045	30,260	30,708
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,890	7,011
[8]	Howden UK Refinance plc	7.250%	2/15/2031	75	77
[8]	Howden UK Refinance plc	8.125%	2/15/2032	110	114
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	16,589	16,504
	HPS Corporate Lending Fund	5.950%	4/14/2032	6,100	6,204
	HSBC Holdings plc	5.887%	8/14/2027	11,983	12,143
	HSBC Holdings plc	5.130%	11/19/2028	8,159	8,303
[4]	HSBC Holdings plc	4.583%	6/19/2029	348	350
[4]	HSBC Holdings plc	3.973%	5/22/2030	9,998	9,849
	HSBC Holdings plc	2.804%	5/24/2032	8,225	7,451
	HSBC Holdings plc	6.332%	3/9/2044	2,000	2,197
	HSBC USA Inc.	4.650%	6/3/2028	13,204	13,385
[8]	HUB International Ltd.	7.250%	6/15/2030	45	47
[8]	HUB International Ltd.	7.375%	1/31/2032	45	47
	Huntington Bancshares Inc.	6.208%	8/21/2029	18,440	19,403
	Huntington Bancshares Inc.	5.272%	1/15/2031	2,341	2,412
	Huntington Bancshares Inc.	5.709%	2/2/2035	12,058	12,560
	Huntington Bancshares Inc.	2.487%	8/15/2036	3,140	2,686
	Huntington National Bank	4.871%	4/12/2028	12,942	13,084
[4,11]	ING Groep NV	4.375%	8/15/2034	3,800	4,596
	Intercontinental Exchange Inc.	3.625%	9/1/2028	2,460	2,431
	Intercontinental Exchange Inc.	4.950%	6/15/2052	1,600	1,485
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,000	620
	Intercontinental Exchange Inc.	5.200%	6/15/2062	350	332
	Invesco Finance plc	5.375%	11/30/2043	590	575
[4,11]	IWG US Finance LLC	6.500%	6/28/2030	519	665
[11]	IWG US Finance LLC	5.125%	5/14/2032	2,700	3,229
[11]	JAB Holdings BV	4.375%	4/25/2034	4,500	5,466
	JPMorgan Chase & Co.	1.578%	4/22/2027	2,000	1,971
	JPMorgan Chase & Co.	4.323%	4/26/2028	2,000	2,005
	JPMorgan Chase & Co.	4.505%	10/22/2028	15,720	15,848
	JPMorgan Chase & Co.	2.069%	6/1/2029	9,210	8,735
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,300	5,592
	JPMorgan Chase & Co.	4.603%	10/22/2030	9,880	9,991
	JPMorgan Chase & Co.	5.140%	1/24/2031	14,880	15,366
	JPMorgan Chase & Co.	5.576%	7/23/2036	38,140	39,570
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,400	2,724
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,304	1,174
	JPMorgan Chase & Co.	5.500%	10/15/2040	950	984
	JPMorgan Chase & Co.	3.157%	4/22/2042	3,510	2,733
[4]	JPMorgan Chase & Co.	3.964%	11/15/2048	335	274
	KeyBank NA	5.000%	1/26/2033	3,075	3,094
	KeyCorp	6.401%	3/6/2035	2,420	2,626
	KKR & Co. Inc.	5.100%	8/7/2035	2,383	2,388
	Lloyds Banking Group plc	6.068%	6/13/2036	3,654	3,842
	M&T Bank Corp.	7.413%	10/30/2029	9,738	10,576
	M&T Bank Corp.	5.179%	7/8/2031	8,251	8,447
	M&T Bank Corp.	6.082%	3/13/2032	8,451	8,981
	M&T Bank Corp.	5.053%	1/27/2034	2,751	2,758
	M&T Bank Corp.	5.400%	7/30/2035	9,601	9,674
[4]	M&T Bank Corp.	5.385%	1/16/2036	1,815	1,840
	Manufacturers & Traders Trust Co.	4.650%	1/27/2026	6,740	6,743
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,887	3,828
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,290	5,360
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	9,440	9,528
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,000	1,837
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	4,000	4,098
	MetLife Inc.	4.875%	11/13/2043	2,000	1,883
	MetLife Inc.	5.000%	7/15/2052	2,000	1,867
	Morgan Stanley	3.950%	4/23/2027	3,307	3,300
	Morgan Stanley	2.475%	1/21/2028	3,500	3,425
[4]	Morgan Stanley	5.652%	4/13/2028	8,546	8,738
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley	3.591%	7/22/2028	6,241	6,175
	Morgan Stanley	5.123%	2/1/2029	3,150	3,217
	Morgan Stanley	4.654%	10/18/2030	15,500	15,669
	Morgan Stanley	5.230%	1/15/2031	13,784	14,228
[4]	Morgan Stanley	2.511%	10/20/2032	6,770	6,036
	Morgan Stanley	4.889%	7/20/2033	2,000	2,028
	Morgan Stanley	6.627%	11/1/2034	4,000	4,474
	Morgan Stanley	5.664%	4/17/2036	14,020	14,793
	Morgan Stanley	5.948%	1/19/2038	8,690	9,104
[4]	Morgan Stanley	3.971%	7/22/2038	1,000	895
	Morgan Stanley	3.217%	4/22/2042	1,000	782
	Morgan Stanley	6.375%	7/24/2042	1,000	1,122
[4]	Morgan Stanley Bank NA	4.952%	1/14/2028	10,650	10,755
	Nasdaq Inc.	5.350%	6/28/2028	4,471	4,610
	Nasdaq Inc.	2.500%	12/21/2040	1,675	1,188
	Nasdaq Inc.	3.950%	3/7/2052	341	263
	Nasdaq Inc.	5.950%	8/15/2053	5,000	5,234
[8]	National Australia Bank Ltd.	2.990%	5/21/2031	3,510	3,201
	National Bank of Canada	4.950%	2/1/2028	24,960	25,240
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	110	113
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	163	165
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	87	91
[4]	NatWest Group plc	3.073%	5/22/2028	1,175	1,154
[4]	NatWest Group plc	4.892%	5/18/2029	3,400	3,452
	NatWest Group plc	5.115%	5/23/2031	2,450	2,512
[4,10]	NatWest Group plc	2.105%	11/28/2031	2,000	2,619
	Navient Corp.	4.875%	3/15/2028	20	20
	Navient Corp.	9.375%	7/25/2030	80	88
[4,11]	NIBC Bank NV	4.500%	6/12/2035	1,900	2,292
	Nomura Holdings Inc.	5.594%	7/2/2027	9,658	9,873
[4,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,200	1,580
[4,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,900	2,532
[8]	Omnis Funding Trust	6.722%	5/15/2055	10,749	11,594
	OneMain Finance Corp.	3.500%	1/15/2027	305	298
	OneMain Finance Corp.	6.125%	5/15/2030	65	66
	OneMain Finance Corp.	6.500%	3/15/2033	175	175
[8]	Panther Escrow Issuer LLC	7.125%	6/1/2031	105	109
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	8	8
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	185	197
[10]	Phoenix Group Holdings plc	5.867%	6/13/2029	627	858
	PNC Financial Services Group Inc.	5.492%	5/14/2030	18,950	19,721
	PNC Financial Services Group Inc.	6.875%	10/20/2034	7,500	8,498
	PNC Financial Services Group Inc.	5.575%	1/29/2036	16,800	17,536
[8]	Protective Life Corp.	4.300%	9/30/2028	85	85
[4]	Prudential Financial Inc.	3.000%	3/10/2040	3,000	2,338
	Prudential Financial Inc.	3.935%	12/7/2049	2,530	1,997
[4]	Prudential Financial Inc.	4.350%	2/25/2050	500	424
[4]	Prudential Financial Inc.	3.700%	3/13/2051	1,000	757
	Prudential Financial Inc.	6.500%	3/15/2054	3,550	3,798
[4,11]	Public Property Invest A/S	4.625%	3/12/2030	1,175	1,415
[4,11]	Public Property Invest A/S	4.375%	10/1/2032	3,100	3,667
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	6,400	7,460
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	6,100	6,809
	Regions Financial Corp.	5.722%	6/6/2030	26,898	28,026
	Regions Financial Corp.	5.502%	9/6/2035	17,386	17,857
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	2,536	2,659
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	150	154
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	210	217
[8]	Rocket Mortgage LLC	2.875%	10/15/2026	150	147
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	135	126
[10]	Rothesay Life plc	8.000%	10/30/2025	1,189	1,603
[10]	Rothesay Life plc	3.375%	7/12/2026	6,445	8,576
[4,10]	Rothesay Life plc	7.734%	5/16/2033	300	440
[4]	Royal Bank of Canada	6.000%	11/1/2027	11,900	12,375
[4]	Royal Bank of Canada	4.522%	10/18/2028	14,779	14,906
[4]	Royal Bank of Canada	4.969%	8/2/2030	10,841	11,095
[4]	Royal Bank of Canada	4.650%	10/18/2030	12,580	12,731
[8]	Ryan Specialty LLC	5.875%	8/1/2032	205	207
	Santander UK Group Holdings plc	4.320%	9/22/2029	19,358	19,307
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	1,300	1,777
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Shift4 Payments LLC	6.750%	8/15/2032	105	109
[8]	Sixth Street Lending Partners	6.125%	7/15/2030	10,940	11,319
[4,11]	Societe Generale SA	1.125%	6/30/2031	2,100	2,431
[4,11]	Societe Generale SA	3.750%	5/17/2035	5,000	5,834
[11]	Sogecap SA	6.500%	5/16/2044	1,900	2,537
	State Street Corp.	4.834%	4/24/2030	18,615	19,121
	Suci Second Investment Co.	4.375%	9/10/2027	37,530	37,556
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/2026	10,050	10,191
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	200	199
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	6,500	6,704
[4,11]	Supernova Invest GmbH	5.000%	6/24/2030	700	836
	Synovus Bank	5.625%	2/15/2028	2,000	2,040
	Synovus Financial Corp.	6.168%	11/1/2030	13,078	13,581
	Toronto-Dominion Bank	4.783%	12/17/2029	15,730	16,088
[11]	Triodos Bank NV	4.875%	9/12/2029	7,500	9,102
[4]	Truist Financial Corp.	5.071%	5/20/2031	22,556	23,118
	UBS AG	4.864%	1/10/2028	4,051	4,086
	UBS AG	7.500%	2/15/2028	1,500	1,615
	UBS AG	5.650%	9/11/2028	2	2
[8]	UBS Group AG	4.282%	1/9/2028	15,440	15,445
[8]	UBS Group AG	4.253%	3/23/2028	3,370	3,370
[8]	UBS Group AG	3.869%	1/12/2029	12,060	11,958
[8]	UBS Group AG	4.151%	12/23/2029	29,615	29,544
[8]	UBS Group AG	5.617%	9/13/2030	7,370	7,696
[8]	UBS Group AG	4.398%	9/23/2031	15,705	15,661
[8]	UBS Group AG	3.091%	5/14/2032	5,980	5,535
[8]	UBS Group AG	5.580%	5/9/2036	17,135	17,829
[8]	UBS Group AG	5.010%	3/23/2037	32,035	31,889
[11]	UniCredit SpA	2.731%	1/15/2032	1,000	1,171
[4]	US Bancorp	3.900%	4/26/2028	300	300
	US Bancorp	5.775%	6/12/2029	21,830	22,722
	US Bancorp	5.083%	5/15/2031	11,984	12,316
[4]	US Bancorp	4.967%	7/22/2033	63	63
	US Bancorp	5.850%	10/21/2033	941	1,003
	US Bancorp	4.839%	2/1/2034	4,700	4,720
	US Bancorp	5.836%	6/12/2034	6,120	6,519
[8]	USI Inc.	7.500%	1/15/2032	30	31
[8]	UWM Holdings LLC	6.625%	2/1/2030	85	86
[11]	Volksbank Wien AG	5.750%	6/21/2034	300	365
	Wells Fargo & Co.	3.000%	10/23/2026	545	539
[4]	Wells Fargo & Co.	3.584%	5/22/2028	4,354	4,314
[4]	Wells Fargo & Co.	2.393%	6/2/2028	8,410	8,175
	Wells Fargo & Co.	6.303%	10/23/2029	9,680	10,255
[4]	Wells Fargo & Co.	5.557%	7/25/2034	5,223	5,486
	Wells Fargo & Co.	6.491%	10/23/2034	6,620	7,358
[4]	Wells Fargo & Co.	3.068%	4/30/2041	2,750	2,134
	Wells Fargo & Co.	5.375%	11/2/2043	2,550	2,491
[4]	Wells Fargo & Co.	4.400%	6/14/2046	750	634
[4]	Wells Fargo & Co.	5.013%	4/4/2051	450	421
[4]	Wells Fargo & Co.	4.611%	4/25/2053	750	659
	Westpac Banking Corp.	2.963%	11/16/2040	1,175	899
[8]	WEX Inc.	6.500%	3/15/2033	70	72
	Willis North America Inc.	3.875%	9/15/2049	680	516
					1,979,817
Health Care (1.6%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	110	113
	AbbVie Inc.	4.050%	11/21/2039	8,632	7,724
	AbbVie Inc.	4.875%	11/14/2048	2,395	2,223
	AbbVie Inc.	4.250%	11/21/2049	725	612
	AbbVie Inc.	5.500%	3/15/2064	3,000	2,998
[4]	Allina Health System	3.887%	4/15/2049	1,135	893
	Amgen Inc.	3.150%	2/21/2040	2,250	1,772
	Amgen Inc.	4.950%	10/1/2041	8,375	7,901
	Amgen Inc.	5.650%	3/2/2053	6,000	5,989
	Amgen Inc.	5.750%	3/2/2063	1,740	1,736
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	39	41
[11]	Bayer AG	1.000%	1/12/2036	800	702
[4,11]	Bayer AG	6.625%	9/25/2083	900	1,126
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	3,635	2,377
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	5.750%	11/15/2054	16,320	16,360
	Cencora Inc.	4.625%	12/15/2027	3,990	4,036
	Cencora Inc.	4.300%	12/15/2047	3,400	2,833
	Centene Corp.	2.450%	7/15/2028	1,225	1,140
	Centene Corp.	3.375%	2/15/2030	1,185	1,091
	Centene Corp.	3.000%	10/15/2030	2	2
[4]	CHRISTUS Health	4.341%	7/1/2028	200	200
	Cigna Group	1.250%	3/15/2026	624	615
	Cigna Group	3.400%	3/15/2050	1,550	1,089
[4]	City of Hope	4.378%	8/15/2048	80	66
[8]	Community Health Systems Inc.	10.875%	1/15/2032	135	143
[8]	Community Health Systems Inc.	9.750%	1/15/2034	245	252
	CVS Health Corp.	4.780%	3/25/2038	21,147	19,828
[8]	DaVita Inc.	4.625%	6/1/2030	115	110
[8]	DaVita Inc.	3.750%	2/15/2031	165	151
[8]	DaVita Inc.	6.875%	9/1/2032	210	217
[8]	DaVita Inc.	6.750%	7/15/2033	35	36
	DH Europe Finance II Sarl	2.600%	11/15/2029	500	471
	Elevance Health Inc.	3.650%	12/1/2027	1,985	1,971
	Elevance Health Inc.	5.150%	6/15/2029	4,745	4,883
	Elevance Health Inc.	3.125%	5/15/2050	1,000	661
	Elevance Health Inc.	6.100%	10/15/2052	2,085	2,174
	Elevance Health Inc.	5.700%	2/15/2055	16,745	16,578
	Elevance Health Inc.	5.700%	9/15/2055	17,510	17,355
[8]	Endo Finance Holdings Inc.	8.500%	4/15/2031	140	150
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,985	6,084
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	5,550	5,752
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	7,585	8,363
	Gilead Sciences Inc.	4.150%	3/1/2047	1,660	1,400
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,618	12,849
	HCA Inc.	5.250%	6/15/2026	757	758
	HCA Inc.	5.000%	3/1/2028	2,960	3,013
	HCA Inc.	5.250%	3/1/2030	5,650	5,832
	HCA Inc.	5.450%	4/1/2031	80	83
	HCA Inc.	4.625%	3/15/2052	2,595	2,142
[8]	IQVIA Inc.	6.250%	6/1/2032	255	263
[8]	LifePoint Health Inc.	11.000%	10/15/2030	55	61
	McKesson Corp.	4.950%	5/30/2032	44,330	45,408
[8]	Medline Borrower LP	3.875%	4/1/2029	108	104
[8]	Medline Borrower LP	6.250%	4/1/2029	75	77
[8]	Medline Borrower LP	5.250%	10/1/2029	105	104
	Medtronic Inc.	4.625%	3/15/2045	305	280
	Merck & Co. Inc.	5.150%	5/17/2063	4,260	4,006
[8]	Organon & Co.	4.125%	4/30/2028	243	235
[8]	Organon & Co.	6.750%	5/15/2034	75	72
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,000	7,732
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	4,920	4,667
	Quest Diagnostics Inc.	4.200%	6/30/2029	3,006	3,009
[8]	Radiology Partners Inc.	8.500%	7/15/2032	190	198
	Revvity Inc.	3.300%	9/15/2029	8	8
[8]	Star Parent Inc.	9.000%	10/1/2030	115	122
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	355	240
	Tenet Healthcare Corp.	4.250%	6/1/2029	118	115
	Tenet Healthcare Corp.	6.750%	5/15/2031	245	254
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	136	134
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	85	85
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	150	156
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	109	81
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	110	113
[4,11]	Thermo Fisher Scientific Inc.	1.875%	10/1/2049	553	414
	UnitedHealth Group Inc.	4.400%	6/15/2028	3,235	3,266
	UnitedHealth Group Inc.	3.875%	12/15/2028	95	94
	UnitedHealth Group Inc.	4.650%	1/15/2031	13,130	13,306
	UnitedHealth Group Inc.	5.300%	6/15/2035	4,225	4,368
	UnitedHealth Group Inc.	2.750%	5/15/2040	850	633
	UnitedHealth Group Inc.	5.950%	6/15/2055	4,865	5,065
	UnitedHealth Group Inc.	4.950%	5/15/2062	10,000	8,780
	UnitedHealth Group Inc.	6.050%	2/15/2063	2,855	2,983
	UnitedHealth Group Inc.	5.200%	4/15/2063	2,920	2,673
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Acquisition Sub Inc.	3.950%	6/15/2026	121	120
	Zoetis Inc.	4.700%	2/1/2043	1,820	1,678
					285,806
Industrials (1.8%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	90	92
[8]	Air Canada	3.875%	8/15/2026	390	386
[8]	Allison Transmission Inc.	4.750%	10/1/2027	200	199
[8]	American Airlines Inc.	5.500%	4/20/2026	114	114
[8]	American Airlines Inc.	7.250%	2/15/2028	103	105
[8]	American Airlines Inc.	5.750%	4/20/2029	853	856
[8]	American Airlines Inc.	8.500%	5/15/2029	128	134
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	78
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	115	109
[8]	Arcosa Inc.	6.875%	8/15/2032	40	42
[4,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	3,900	2,489
[8]	Axon Enterprise Inc.	6.250%	3/15/2033	15	15
	Boeing Co.	2.750%	2/1/2026	2,330	2,316
	Boeing Co.	5.040%	5/1/2027	12,530	12,669
	Boeing Co.	6.298%	5/1/2029	590	626
	Boeing Co.	5.150%	5/1/2030	3,745	3,843
	Boeing Co.	3.625%	2/1/2031	11,815	11,315
	Boeing Co.	6.388%	5/1/2031	10,102	10,997
	Boeing Co.	6.528%	5/1/2034	17,723	19,614
	Boeing Co.	5.705%	5/1/2040	1,650	1,684
	Boeing Co.	6.858%	5/1/2054	18,030	20,568
	Boeing Co.	5.930%	5/1/2060	4,500	4,506
	Boeing Co.	7.008%	5/1/2064	4,800	5,558
[8]	Bombardier Inc.	7.250%	7/1/2031	90	95
[8]	Bombardier Inc.	7.000%	6/1/2032	90	94
[8]	Bombardier Inc.	6.750%	6/15/2033	45	47
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	5,800	6,140
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,000	953
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,646	3,659
	Canadian Pacific Railway Co.	4.800%	8/1/2045	3,540	3,263
	Canadian Pacific Railway Co.	3.500%	5/1/2050	2,841	2,085
[8]	Chart Industries Inc.	7.500%	1/1/2030	60	63
[8]	Chart Industries Inc.	9.500%	1/1/2031	40	43
[4,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	8,700	9,479
[6,8]	Clean Harbors Inc.	5.750%	10/15/2033	200	202
	CSX Corp.	4.750%	11/15/2048	2,000	1,811
	CSX Corp.	3.800%	4/15/2050	900	697
	CSX Corp.	4.250%	11/1/2066	4,000	3,147
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,650	1,702
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	20,587	20,703
	Delta Air Lines Inc.	3.750%	10/28/2029	228	222
	Eaton Capital ULC	4.450%	5/9/2030	4,230	4,275
[8]	Enpro Inc.	6.125%	6/1/2033	105	108
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	16,747	19,530
[8]	Gates Corp.	6.875%	7/1/2029	85	88
[4,11]	Gatwick Funding Ltd.	3.875%	6/24/2035	3,000	3,509
	General Dynamics Corp.	4.950%	8/15/2035	998	1,016
	General Electric Co.	4.900%	1/29/2036	10,443	10,584
[8]	Genesee & Wyoming Inc.	6.250%	4/15/2032	180	183
[4,11]	Heathrow Funding Ltd.	3.875%	1/16/2036	2,800	3,252
[11]	Heraeus Finance GmbH	2.625%	6/9/2027	2,100	2,440
[8]	Herc Holdings Inc.	6.625%	6/15/2029	100	103
[8]	Herc Holdings Inc.	7.000%	6/15/2030	95	99
[8]	Herc Holdings Inc.	7.250%	6/15/2033	60	63
	Honeywell International Inc.	4.750%	2/1/2032	6,280	6,388
	Honeywell International Inc.	5.250%	3/1/2054	1,530	1,472
	Honeywell International Inc.	5.350%	3/1/2064	620	596
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	7,548	7,779
	Ingersoll Rand Inc.	5.197%	6/15/2027	900	915
	Ingersoll Rand Inc.	5.176%	6/15/2029	550	569
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	115	117
	L3Harris Technologies Inc.	5.054%	4/27/2045	1,200	1,156
	Lockheed Martin Corp.	4.300%	6/15/2062	2,540	2,048
	Lockheed Martin Corp.	5.200%	2/15/2064	14,173	13,366
[4,10]	Motability Operations Group plc	2.125%	1/18/2042	1,200	943
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Motability Operations Group plc	4.875%	1/17/2043	1,300	1,481
	Norfolk Southern Corp.	5.950%	3/15/2064	4,250	4,489
	Northrop Grumman Corp.	5.150%	5/1/2040	2,000	1,992
	Northrop Grumman Corp.	5.250%	5/1/2050	1,340	1,290
	Otis Worldwide Corp.	5.131%	9/4/2035	6,816	6,898
	Parker-Hannifin Corp.	3.250%	6/14/2029	15,270	14,823
[4,12]	Qantas Airways Ltd.	3.150%	9/27/2028	10,000	6,356
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	136
	RTX Corp.	6.050%	6/1/2036	9	10
	RTX Corp.	4.875%	10/15/2040	8,738	8,418
	RTX Corp.	4.050%	5/4/2047	2,000	1,631
	RTX Corp.	6.400%	3/15/2054	3,556	3,977
[4]	Ryder System Inc.	5.300%	3/15/2027	2,740	2,782
[11]	Siemens Financieringsmaatschappij NV	3.625%	2/24/2043	600	674
[8]	Siemens Funding BV	5.900%	5/28/2065	9,435	10,193
	Southwest Airlines Co.	2.625%	2/10/2030	1,709	1,576
[8]	Spirit AeroSystems Inc.	9.375%	11/30/2029	153	161
[8]	Spirit AeroSystems Inc.	9.750%	11/15/2030	175	192
[8]	TopBuild Corp.	3.625%	3/15/2029	110	105
[8]	TopBuild Corp.	4.125%	2/15/2032	225	211
[8]	TopBuild Corp.	5.625%	1/31/2034	170	169
[8]	TransDigm Inc.	6.750%	8/15/2028	100	102
[8]	TransDigm Inc.	6.375%	3/1/2029	414	423
[8]	TransDigm Inc.	7.125%	12/1/2031	155	162
[8]	TransDigm Inc.	6.625%	3/1/2032	9	9
[8]	TransDigm Inc.	6.375%	5/31/2033	475	482
	Union Pacific Corp.	3.250%	2/5/2050	33	23
	Union Pacific Corp.	3.839%	3/20/2060	1,000	741
[8]	United Airlines Inc.	4.375%	4/15/2026	553	552
[8]	United Airlines Inc.	4.625%	4/15/2029	874	861
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	446	459
	United Parcel Service Inc.	6.050%	5/14/2065	9,385	9,818
	Waste Connections Inc.	5.250%	9/1/2035	6,020	6,204
[8]	WESCO Distribution Inc.	6.375%	3/15/2029	180	185
[8]	WESCO Distribution Inc.	6.625%	3/15/2032	145	151
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	95	98
					321,153
Materials (0.7%)
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	285	293
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	13,080	13,232
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	9,700	9,926
[8]	Amrize Finance US LLC	5.400%	4/7/2035	910	937
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/2027	20	20
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	195	180
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	55	58
	Ball Corp.	2.875%	8/15/2030	111	101
	Ball Corp.	5.500%	9/15/2033	55	56
	Berry Global Inc.	5.650%	1/15/2034	1,711	1,781
[8]	Big River Steel LLC	6.625%	1/31/2029	564	565
[4]	Braskem Netherlands Finance BV	4.500%	1/10/2028	3,379	1,453
[4]	Braskem Netherlands Finance BV	4.500%	1/31/2030	1,020	383
[4]	Braskem Netherlands Finance BV	8.000%	10/15/2034	200	75
[4]	Braskem Netherlands Finance BV	5.875%	1/31/2050	2,880	1,058
[8]	Canpack SA	3.875%	11/15/2029	885	830
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,164	1,151
[4]	Cemex SAB de CV	5.125%	Perpetual	8,265	8,239
[8]	Chemours Co.	4.625%	11/15/2029	785	709
[8]	Chemours Co.	8.000%	1/15/2033	35	35
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	295	304
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	115	117
[8]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	155	160
[8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	65	67
[8]	Crown Americas LLC	5.875%	6/1/2033	155	157
[11]	Dow Chemical Co.	1.875%	3/15/2040	500	423
	Eastman Chemical Co.	4.500%	12/1/2028	2,138	2,146
[8]	Element Solutions Inc.	3.875%	9/1/2028	262	254
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	60	62
	FMC Corp.	5.650%	5/18/2033	105	105
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FMC Corp.	8.450%	11/1/2055	240	253
	Freeport-McMoRan Inc.	4.375%	8/1/2028	625	624
	Freeport-McMoRan Inc.	5.450%	3/15/2043	150	144
[8]	Georgia-Pacific LLC	2.100%	4/30/2027	207	201
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	5,050	5,096
[8]	Hudbay Minerals Inc.	4.500%	4/1/2026	790	788
[8]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	270	266
[8]	Kaiser Aluminum Corp.	4.625%	3/1/2028	205	203
	Linde Inc.	2.000%	8/10/2050	1,000	545
	LYB International Finance III LLC	3.375%	10/1/2040	2,600	1,921
[8]	Magnera Corp.	7.250%	11/15/2031	237	223
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	85	91
[8]	Novelis Corp.	4.750%	1/30/2030	377	364
[8]	Novelis Corp.	6.875%	1/30/2030	50	52
[8]	Novelis Corp.	3.875%	8/15/2031	428	390
	Nucor Corp.	3.850%	4/1/2052	1,500	1,165
	Nutrien Ltd.	5.950%	11/7/2025	5	5
	Nutrien Ltd.	5.800%	3/27/2053	2,345	2,384
[8]	Olin Corp.	6.625%	4/1/2033	162	163
[8]	Olympus Water US Holding Corp.	9.750%	11/15/2028	480	504
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	65	66
[6,8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	590	590
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	223	227
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	125	126
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	125	126
[8]	Qnity Electronics Inc.	6.250%	8/15/2033	90	92
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	190	197
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	185	192
[8]	Sealed Air Corp.	6.125%	2/1/2028	90	91
[8]	Sealed Air Corp.	5.000%	4/15/2029	65	65
[8]	Sealed Air Corp.	7.250%	2/15/2031	85	89
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	13,860	14,001
	Sherwin-Williams Co.	4.500%	6/1/2047	310	268
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	2,990	3,097
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	12,585	12,873
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	7,600	7,843
[8]	SNF Group SACA	3.125%	3/15/2027	155	151
[8]	SNF Group SACA	3.375%	3/15/2030	425	394
[8]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	140	140
[11]	Solvay SA	4.250%	10/3/2031	1,000	1,205
	Suzano Netherlands BV	5.500%	1/15/2036	7,560	7,570
[8]	Trivium Packaging Finance BV	8.250%	7/15/2030	50	53
[8]	Trivium Packaging Finance BV	12.250%	1/15/2031	45	49
[8]	Tronox Inc.	9.125%	9/30/2030	60	59
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	70	65
[8]	WR Grace Holdings LLC	7.375%	3/1/2031	45	46
[8]	WR Grace Holdings LLC	6.625%	8/15/2032	35	35
	WRKCo Inc.	3.375%	9/15/2027	3,761	3,708
	WRKCo Inc.	4.000%	3/15/2028	2,145	2,133
					115,841
Real Estate (0.5%)
	Agree LP	2.000%	6/15/2028	1,120	1,057
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,550	6,325
	American Homes 4 Rent LP	4.950%	6/15/2030	3,630	3,695
	American Tower Corp.	3.650%	3/15/2027	4,000	3,971
	Brandywine Operating Partnership LP	8.875%	4/12/2029	190	207
[6]	Brandywine Operating Partnership LP	6.125%	1/15/2031	60	60
[6]	COPT Defense Properties LP	4.500%	10/15/2030	1,220	1,212
	Crown Castle Inc.	4.750%	5/15/2047	700	616
	Crown Castle Inc.	5.200%	2/15/2049	200	184
	Digital Realty Trust LP	3.600%	7/1/2029	200	195
[6,8]	EF Holdco	7.375%	9/30/2030	145	145
	ERP Operating LP	4.500%	7/1/2044	3,385	3,001
	Essex Portfolio LP	4.500%	3/15/2048	920	799
	Extra Space Storage LP	5.700%	4/1/2028	3,000	3,100
	Extra Space Storage LP	5.500%	7/1/2030	6,242	6,511
	Extra Space Storage LP	2.400%	10/15/2031	2,070	1,824
	Extra Space Storage LP	4.950%	1/15/2033	8,604	8,660
	Highwoods Realty LP	2.600%	2/1/2031	6,082	5,378
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	7.650%	2/1/2034	7,143	8,127
	Hudson Pacific Properties LP	3.950%	11/1/2027	40	38
	Hudson Pacific Properties LP	5.950%	2/15/2028	90	89
	Kilroy Realty LP	4.750%	12/15/2028	3,452	3,471
	Kimco Realty OP LLC	4.250%	4/1/2045	2,180	1,848
	Kimco Realty OP LLC	3.700%	10/1/2049	1,660	1,243
	MPT Operating Partnership LP	3.500%	3/15/2031	575	422
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	190	202
	Omega Healthcare Investors Inc.	5.250%	1/15/2026	200	200
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,045	6,764
[8]	Park Intermediate Holdings LLC	7.000%	2/1/2030	75	77
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	1,320	1,548
	Prologis LP	5.250%	3/15/2054	5,796	5,601
[8]	RHP Hotel Properties LP	6.500%	4/1/2032	80	82
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
	Sabra Health Care LP	3.900%	10/15/2029	6	6
	Sabra Health Care LP	3.200%	12/1/2031	9,080	8,250
	SBA Communications Corp.	3.125%	2/1/2029	170	159
[8]	Service Properties Trust	0.000%	9/30/2027	85	75
	Service Properties Trust	5.500%	12/15/2027	105	103
	Service Properties Trust	8.375%	6/15/2029	175	178
[8]	Starwood Property Trust Inc.	7.250%	4/1/2029	25	26
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	190	193
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	130	135
[4]	UDR Inc.	2.950%	9/1/2026	5	5
[4,11]	Vonovia SE	1.625%	10/7/2039	300	255
	Weyerhaeuser Co.	6.950%	10/1/2027	1,071	1,129
[8]	XHR LP	4.875%	6/1/2029	60	59
[8]	XHR LP	6.625%	5/15/2030	65	67
					87,338
Technology (3.1%)
[11]	Altrad Investment Authority SAS	3.704%	6/23/2029	1,500	1,774
[8]	Amkor Technology Inc.	5.875%	10/1/2033	90	91
	Autodesk Inc.	5.300%	6/15/2035	5,320	5,466
	Automatic Data Processing Inc.	4.750%	5/8/2032	21,985	22,512
[8]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,919
[8]	Boost Newco Borrower LLC	7.500%	1/15/2031	75	80
	Broadcom Inc.	4.150%	2/15/2028	14,520	14,562
	Broadcom Inc.	4.600%	7/15/2030	34,513	35,030
	Broadcom Inc.	4.150%	11/15/2030	4,650	4,628
[8]	Broadcom Inc.	4.150%	4/15/2032	5,300	5,198
	Broadcom Inc.	4.900%	7/15/2032	16,109	16,475
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,405	5,436
[8]	Central Parent Inc.	7.250%	6/15/2029	55	48
[8]	Central Parent LLC	8.000%	6/15/2029	40	35
[8]	Cloud Software Group Inc.	6.500%	3/31/2029	471	476
[8]	Cloud Software Group Inc.	8.250%	6/30/2032	145	154
	Cotiviti Inc.	7.625%	5/1/2031	80	80
	Dell International LLC	4.900%	10/1/2026	12,457	12,527
	Dell International LLC	6.100%	7/15/2027	500	516
	Dell International LLC	4.750%	4/1/2028	11,700	11,868
	Dell International LLC	6.200%	7/15/2030	1	1
[6]	Dell International LLC	4.750%	10/6/2032	16,916	16,844
	Dell International LLC	8.350%	7/15/2046	831	1,080
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	130	132
[8]	Entegris Inc.	5.950%	6/15/2030	865	877
[8]	Fair Isaac Corp.	6.000%	5/15/2033	120	122
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	1,910	1,983
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	8,570	9,156
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	3,110	3,279
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	18,325	19,484
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	29,660	31,720
[8]	Gen Digital Inc.	6.250%	4/1/2033	70	72
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	31,748	31,699
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	36,297	36,450
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,577	1,584
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	16,318	16,214
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	2,085	2,106
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	7,865	7,524
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Imola Merger Corp.	4.750%	5/15/2029	260	253
	Intel Corp.	2.450%	11/15/2029	26,671	24,761
	Intel Corp.	2.000%	8/12/2031	3,308	2,892
	Intel Corp.	5.200%	2/10/2033	5,122	5,239
	Intel Corp.	3.734%	12/8/2047	5,416	3,982
	Intel Corp.	3.050%	8/12/2051	3,613	2,290
	Intel Corp.	5.700%	2/10/2053	9,596	9,280
	Intel Corp.	5.600%	2/21/2054	5,010	4,814
	Intel Corp.	3.100%	2/15/2060	3,990	2,364
	Intel Corp.	5.900%	2/10/2063	1,490	1,458
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	107
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	97
[8]	McAfee Corp.	7.375%	2/15/2030	130	121
	Motorola Solutions Inc.	5.200%	8/15/2032	12,210	12,577
	NXP BV	3.250%	5/11/2041	2,350	1,789
	Oracle Corp.	4.800%	8/3/2028	13,930	14,166
	Oracle Corp.	4.450%	9/26/2030	31,867	31,857
	Oracle Corp.	4.800%	9/26/2032	11,098	11,114
	Oracle Corp.	3.650%	3/25/2041	2,250	1,796
	Oracle Corp.	5.875%	9/26/2045	9,404	9,437
	Oracle Corp.	3.950%	3/25/2051	1,610	1,198
	Oracle Corp.	3.850%	4/1/2060	22,302	15,316
	Paychex Inc.	5.350%	4/15/2032	3,120	3,237
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	65	67
[8]	Rocket Software Inc.	9.000%	11/28/2028	80	82
[8]	Science Applications International Corp.	5.875%	11/1/2033	65	65
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	75	75
	Synopsys Inc.	4.650%	4/1/2028	12,960	13,103
	Synopsys Inc.	5.150%	4/1/2035	5,680	5,773
	Synopsys Inc.	5.700%	4/1/2055	13,920	14,048
	Texas Instruments Inc.	5.050%	5/18/2063	8,800	8,166
[8]	UKG Inc.	6.875%	2/1/2031	140	145
	Verisk Analytics Inc.	5.500%	6/15/2045	4,200	4,157
	VMware LLC	1.800%	8/15/2028	6,520	6,114
	VMware LLC	4.700%	5/15/2030	500	506
	VMware LLC	2.200%	8/15/2031	6,140	5,410
	Western Digital Corp.	4.750%	2/15/2026	44	44
	Workday Inc.	3.800%	4/1/2032	2,500	2,389
	X Corp.	9.500%	10/26/2029	550	552
					541,043
Utilities (2.8%)
	AEP Texas Inc.	5.450%	5/15/2029	5,445	5,650
	AEP Texas Inc.	5.400%	6/1/2033	3,830	3,938
	AEP Texas Inc.	5.850%	10/15/2055	12,910	12,884
	AEP Transmission Co. LLC	5.375%	6/15/2035	2,640	2,731
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	2,800	2,113
[4]	AEP Transmission Co. LLC	2.750%	8/15/2051	1,500	951
	AEP Transmission Co. LLC	5.400%	3/15/2053	3,240	3,212
	AES Corp.	5.450%	6/1/2028	3,990	4,086
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	5,620	5,631
[4]	Appalachian Power Co.	4.500%	3/1/2049	500	418
	Atmos Energy Corp.	6.200%	11/15/2053	3,000	3,294
	Atmos Energy Corp.	5.000%	12/15/2054	12,300	11,468
[8]	Calpine Corp.	4.500%	2/15/2028	250	249
[8]	Calpine Corp.	4.625%	2/1/2029	20	20
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	1,165	1,049
	CenterPoint Energy Inc.	2.650%	6/1/2031	2,730	2,471
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	530	523
[8]	Clearway Energy Operating LLC	3.750%	1/15/2032	22	20
	CMS Energy Corp.	4.875%	3/1/2044	1,135	1,028
	Commonwealth Edison Co.	3.800%	10/1/2042	685	563
[4]	Commonwealth Edison Co.	3.750%	8/15/2047	490	382
	Commonwealth Edison Co.	5.300%	2/1/2053	4,740	4,597
[4]	Connecticut Light & Power Co.	4.150%	6/1/2045	250	210
	Connecticut Light & Power Co.	4.000%	4/1/2048	307	248
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	1,645	1,688
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	4,120	4,268
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	11,210	11,718
[4]	Dominion Energy Inc.	4.050%	9/15/2042	500	411
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	530	480
	DTE Electric Co.	5.850%	5/15/2055	6,690	7,029
	DTE Energy Co.	4.875%	6/1/2028	4,200	4,273
	Duke Energy Carolinas LLC	2.450%	2/1/2030	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/2040	250	254
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,528	1,349
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,579	2,049
	Duke Energy Carolinas LLC	3.700%	12/1/2047	786	604
	Duke Energy Corp.	3.300%	6/15/2041	500	386
	Duke Energy Corp.	3.500%	6/15/2051	500	352
	Duke Energy Florida LLC	6.200%	11/15/2053	3,150	3,444
	Duke Energy Progress LLC	4.100%	5/15/2042	3,400	2,917
	Duke Energy Progress LLC	2.500%	8/15/2050	3,483	2,086
	Edison International	5.250%	3/15/2032	1,180	1,169
[4,11]	Enel Finance International NV	4.500%	2/20/2043	1,487	1,767
[4,10]	Engie SA	5.750%	10/28/2050	900	1,087
	Entergy Louisiana LLC	4.200%	9/1/2048	500	411
	Entergy Texas Inc.	5.000%	9/15/2052	1,410	1,276
	Entergy Texas Inc.	5.800%	9/1/2053	3,300	3,346
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,900	1,308
	Exelon Corp.	5.100%	6/15/2045	1,000	932
	Exelon Corp.	4.450%	4/15/2046	1,000	851
	Exelon Corp.	4.100%	3/15/2052	1,400	1,094
	Exelon Corp.	5.600%	3/15/2053	9,950	9,741
	Exelon Corp.	5.875%	3/15/2055	18,770	19,145
	FirstEnergy Corp.	2.650%	3/1/2030	6	6
[4]	FirstEnergy Corp.	2.250%	9/1/2030	1,435	1,290
[8]	FirstEnergy Transmission LLC	2.866%	9/15/2028	12,623	12,134
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	4,098	4,088
	Georgia Power Co.	5.125%	5/15/2052	1,920	1,832
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	155	156
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,430	1,428
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	9,400	9,508
[8]	Kallpa Generacion SA	5.500%	9/11/2035	7,440	7,491
	MidAmerican Energy Co.	5.300%	2/1/2055	14,650	14,260
	National Grid plc	5.602%	6/12/2028	5,720	5,919
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	177	174
	Nevada Power Co.	6.000%	3/15/2054	4,250	4,413
	Nevada Power Co.	6.250%	5/15/2055	4,410	4,467
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	23,970	24,236
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	12,700	13,207
	NiSource Inc.	5.250%	3/30/2028	2,670	2,739
	NiSource Inc.	5.200%	7/1/2029	14,420	14,874
	NiSource Inc.	5.850%	4/1/2055	12,780	12,983
[8]	NRG Energy Inc.	5.750%	7/15/2029	105	105
[6,8]	NRG Energy Inc.	5.750%	1/15/2034	265	265
[8]	NRG Energy Inc.	6.250%	11/1/2034	70	72
[6,8]	NRG Energy Inc.	6.000%	1/15/2036	330	330
	OGE Energy Corp.	5.450%	5/15/2029	1,120	1,163
	Pacific Gas & Electric Co.	3.150%	1/1/2026	2,000	1,993
	Pacific Gas & Electric Co.	3.000%	6/15/2028	1,000	964
	Pacific Gas & Electric Co.	2.500%	2/1/2031	3,000	2,674
	Pacific Gas & Electric Co.	4.500%	7/1/2040	8,242	7,170
	Pacific Gas & Electric Co.	4.750%	2/15/2044	930	796
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,172	802
	Pacific Gas & Electric Co.	6.750%	1/15/2053	1,300	1,400
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	35	34
	PECO Energy Co.	4.150%	10/1/2044	1,515	1,280
	Pinnacle West Capital Corp.	4.900%	5/15/2028	4,070	4,135
[8]	PSEG Power LLC	5.200%	5/15/2030	21,820	22,392
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	772
	Public Service Co. of Colorado	4.050%	9/15/2049	500	394
[4]	Public Service Electric & Gas Co.	3.200%	5/15/2029	261	253
[4]	Public Service Electric & Gas Co.	3.950%	5/1/2042	806	678
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	500	382
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	20,520	21,172
[8]	Rayburn Country Securitization LLC	2.307%	12/1/2030	1,923	1,820
	Sempra	6.625%	4/1/2055	14,857	15,117
	Southern California Edison Co.	5.650%	10/1/2028	6,300	6,495
[4]	Southern California Edison Co.	4.200%	3/1/2029	1,800	1,778
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.450%	6/1/2031	11,600	11,938
	Southern California Edison Co.	4.500%	9/1/2040	1,775	1,570
	Southern California Edison Co.	4.000%	4/1/2047	615	464
	Southern Co.	4.400%	7/1/2046	350	298
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,160	2,158
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,560	3,570
[4]	Southern Power Co.	4.250%	10/1/2030	4,920	4,890
[4]	Southern Power Co.	4.900%	10/1/2035	7,070	6,973
[4,10]	SW Finance I plc	6.640%	3/31/2026	3,630	4,872
[4,10]	SW Finance I plc	1.625%	3/30/2027	4,002	5,040
[4,10]	SW Finance I plc	2.375%	5/28/2028	2,990	3,660
[10]	SW Finance I plc	7.750%	10/31/2031	534	751
[4,10]	SW Finance I plc	7.000%	4/16/2040	1,200	1,548
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	7,980	8,184
	Union Electric Co.	3.900%	9/15/2042	454	376
	Union Electric Co.	4.000%	4/1/2048	910	729
	Union Electric Co.	3.900%	4/1/2052	1,500	1,174
	Union Electric Co.	5.450%	3/15/2053	6,620	6,490
[4,11]	United Utilities Water Finance plc	3.750%	5/23/2034	2,683	3,152
[4,10]	United Utilities Water Finance plc	5.250%	1/22/2046	1,400	1,612
[11]	Veolia Environnement SA	1.625%	Perpetual	1,200	1,386
	Virginia Electric & Power Co.	2.300%	11/15/2031	1,000	885
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,180	984
[4]	Virginia Electric & Power Co.	3.800%	9/15/2047	500	387
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,860	2,791
	Virginia Electric & Power Co.	5.350%	1/15/2054	10,060	9,669
[8]	Vistra Operations Co. LLC	5.500%	9/1/2026	530	530
[8]	Vistra Operations Co. LLC	5.625%	2/15/2027	90	90
[8]	Vistra Operations Co. LLC	7.750%	10/15/2031	50	53
[8]	Vistra Operations Co. LLC	6.875%	4/15/2032	90	94
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	210	215
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	70	73
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	6,764	8,751
[4,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,500	1,903
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,646	2,242
					482,319
Total Corporate Bonds (Cost $5,079,554)					5,134,029
Floating Rate Loan Interests (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.575%	5/28/2032	60	60
[7]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	249	248
[7]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	165	163
[7]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	157	157
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	45	45
[7]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	75	75
[7]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.546%	7/6/2029	109	94
[7]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.913%	1/28/2032	125	125
[7]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	54	54
[7]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Delayed Draw Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	1	1
[7]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	100	98
[7]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	1	1
[7]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.316%	4/23/2031	101	101
[7]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	95	95
[7]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.650%	7/1/2031	45	44
[7]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	135	135
[7]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	6.913%	3/8/2032	84	85
[7]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.223%	3/1/2029	175	167
[7]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 2.000%	6.163%	10/23/2030	189	189
[7]	OPAL US LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/2032	155	156
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Orion US Finco Inc. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/2032	60	60
[7]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	115	115
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	146	146
[7]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	130	131
[7]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.816%	7/31/2031	89	89
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.752%	11/6/2028	635	638
[7]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 3.000%	7.197%	4/30/2030	40	40
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	38	39
Total Floating Rate Loan Interests (Cost $3,359)					3,351
Sovereign Bonds (12.3%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	14,270	14,834
[11]	Adif Alta Velocidad	3.125%	1/31/2030	34,200	40,517
[11]	Adif Alta Velocidad	3.625%	4/30/2035	42,200	49,712
[4,11]	Arab Republic of Egypt	4.750%	4/16/2026	7,349	8,632
[4,8]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	8,600	8,767
[4,11,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	1,716	2,094
[4,13]	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	1,300	1,347
[4]	Bermuda	3.717%	1/25/2027	15,639	15,468
[4]	Bermuda	4.750%	2/15/2029	9,680	9,796
[4,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	60,542	63,889
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	42,369	44,654
[4,6,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	87,611	87,670
[11]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	20,600	23,876
[11]	City of Madrid Spain	3.360%	10/31/2035	21,000	24,368
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	1,483	1,475
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	30,438	30,038
[4,8]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	4,136	4,426
[4]	Dominican Republic	5.950%	1/25/2027	6,385	6,497
[4]	Dominican Republic	4.875%	9/23/2032	7,470	7,158
[4,8]	Dominican Republic	6.950%	3/15/2037	10,218	10,928
	Ecopetrol SA	8.625%	1/19/2029	9,754	10,589
	Ecopetrol SA	4.625%	11/2/2031	6,740	6,039
	Ecopetrol SA	7.750%	2/1/2032	2,690	2,781
[4,8]	Electricite de France SA	5.700%	5/23/2028	5,925	6,127
[4,8]	Electricite de France SA	6.250%	5/23/2033	4,295	4,678
[4,11]	European Union	0.300%	11/4/2050	69,213	36,504
[4,11]	European Union	0.700%	7/6/2051	10,650	6,134
	Federative Republic of Brazil	5.500%	11/6/2030	16,086	16,410
[4,8,11]	French Republic	1.250%	5/25/2034	8,100	8,024
[8,11]	Hellenic Republic	3.375%	6/15/2034	37,495	44,373
[8,11]	Hellenic Republic	3.625%	6/15/2035	21,301	25,457
[8,11]	Hellenic Republic	4.375%	7/18/2038	12,014	15,113
[8,11]	Hellenic Republic	4.125%	6/15/2054	18,470	21,122
[4]	Inter-American Development Bank	4.375%	7/16/2035	48,095	48,719
[4,14]	Japan	0.400%	3/20/2050	2,590,400	9,916
[4,14]	Japan	1.200%	6/20/2053	2,394,200	10,617
[4,14]	Japan	2.200%	6/20/2054	2,394,200	13,509
[4,14]	Japan	2.400%	3/20/2055	4,275,150	25,139
[4]	Kingdom of Belgium	4.875%	6/10/2055	27,264	25,042
[4]	Kingdom of Morocco	2.375%	12/15/2027	5,000	4,795
[4]	Kingdom of Morocco	6.500%	9/8/2033	200	220
[4]	Kingdom of Saudi Arabia	3.250%	10/26/2026	1,400	1,386
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	6,868	7,015
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	2,583	2,641
[4,8]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	6,020	6,001
[4,8]	KSA Sukuk Ltd.	5.250%	6/4/2027	23,180	23,581
[4,15]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	9,203	9,516
[11,15]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	6,100	7,400
[4,8]	OCP SA	6.100%	4/30/2030	3,929	4,118
[4]	Oman Government Bond	4.750%	6/15/2026	31,535	31,553
[4,11]	OMERS Finance Trust	3.250%	1/28/2035	30,348	35,329
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	200	199
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	560	556
[4,11]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	36,636	42,863
[4]	Paraguay Government Bond	4.700%	3/27/2027	9,740	9,810
[4]	Pertamina Persero PT	1.400%	2/9/2026	2,000	1,975
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,420	2,412
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	13,620	13,981
[4]	Petroleos del Peru SA	5.625%	6/19/2047	484	358
	Petroleos Mexicanos	4.500%	1/23/2026	26,339	26,202
	Petroleos Mexicanos	6.875%	8/4/2026	14,825	15,007
	Petroleos Mexicanos	6.500%	3/13/2027	18,975	19,162
	Petroleos Mexicanos	8.750%	6/2/2029	9,059	9,762
[4,8,11]	Portuguese Republic	2.875%	10/14/2033	48,602	56,840
[4,8,11]	Portuguese Republic	3.625%	6/12/2054	23,718	26,253
[6,11]	Province of British Columbia	3.900%	10/10/2045	22,012	25,840
[11]	Province of Quebec	3.250%	5/22/2035	9,598	11,216
[11]	Province of Saskatchewan	3.250%	9/24/2035	42,506	49,719
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	27,890	32,594
[4,11]	Republic of Bulgaria	3.500%	5/7/2034	9,959	11,739
[4]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[4,11]	Republic of Bulgaria	4.125%	5/7/2038	17,024	20,031
[4,11]	Republic of Bulgaria	4.125%	7/18/2045	14,164	16,014
[4]	Republic of Chile	2.750%	1/31/2027	69,217	67,967
[4]	Republic of Chile	3.240%	2/6/2028	12,774	12,540
[4]	Republic of Guatemala	4.500%	5/3/2026	1,569	1,564
[4]	Republic of Guatemala	4.375%	6/5/2027	6,109	6,072
[4]	Republic of Hungary	6.125%	5/22/2028	850	886
[4]	Republic of Hungary	5.250%	6/16/2029	6,320	6,467
[4,8]	Republic of Hungary	5.375%	9/26/2030	3,930	4,044
[4]	Republic of Hungary	6.250%	9/22/2032	15,055	16,154
[11]	Republic of Iceland	2.625%	5/27/2030	36,304	42,464
[11]	Republic of Indonesia	1.450%	9/18/2026	3,000	3,479
[4,8,11]	Republic of Italy	3.250%	11/15/2032	57,234	67,563
[4,11]	Republic of Lithuania	3.500%	7/3/2031	10,560	12,684
[4,11]	Republic of Lithuania	3.625%	3/10/2036	7,434	8,653
	Republic of Panama	8.125%	4/28/2034	780	868
[4]	Republic of Paraguay	5.000%	4/15/2026	4,522	4,529
	Republic of Peru	2.844%	6/20/2030	1,560	1,465
[4]	Republic of Peru	2.783%	1/23/2031	43,054	39,743
[4]	Republic of Poland	4.875%	2/12/2030	8,070	8,302
[4]	Republic of South Africa	4.300%	10/12/2028	6,635	6,531
[4]	Republic of South Africa	4.850%	9/30/2029	3,360	3,320
[4,8]	Republic of South Africa	7.950%	11/19/2054	4,290	4,356
	Republic of the Philippines	3.229%	3/29/2027	7,356	7,252
	Republic of the Philippines	1.950%	1/6/2032	1,950	1,690
[4]	Republic of Turkiye	7.125%	2/12/2032	3,862	3,992
[4]	Republic of Turkiye	5.750%	5/11/2047	2,046	1,622
[4]	Saudi Arabian Oil Co.	1.625%	11/24/2025	17,286	17,207
[4,11]	Serbia International Bond	3.125%	5/15/2027	4,840	5,673
[4,11]	Serbia International Bond	1.500%	6/26/2029	15,715	17,105
[11]	Slovakia Government Bond	3.750%	2/27/2040	54,660	62,755
[4,16]	Southern Gas Corridor CJSC	6.875%	3/24/2026	37,246	37,629
[4,11]	State of Israel	5.000%	10/30/2026	16,350	19,661
[4,11]	State of Israel	1.500%	1/18/2027	1,660	1,908
[4]	State of Israel	5.375%	3/12/2029	7,775	7,981
[4]	State of Israel	5.375%	2/19/2030	7,550	7,779
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	38,824	45,503
[10]	United Kingdom	4.375%	7/31/2054	40,218	45,194
[10]	United Kingdom	5.375%	1/31/2056	4,912	6,473
	United Mexican States	4.150%	3/28/2027	3,380	3,372
	United Mexican States	3.750%	1/11/2028	21,166	20,948
[4]	United Mexican States	4.750%	4/27/2032	16,126	15,789
[4]	United Mexican States	5.850%	7/2/2032	58,662	60,705
[4]	United Mexican States	5.375%	3/22/2033	38,091	38,081
[4]	United Mexican States	4.875%	5/19/2033	17,134	16,599
[4]	United Mexican States	6.875%	5/13/2037	58,213	62,895
[11]	United Mexican States	5.125%	3/19/2038	6,860	8,187
Total Sovereign Bonds (Cost $2,092,927)					2,154,179
Taxable Municipal Bonds (0.1%)
	Houston TX GO	6.290%	3/1/2032	1,205	1,283
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	15,620	16,639
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	700	562
33

Core Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin General Fund Annual Appropriation Revenue		3.954%	5/1/2036	500	473
Total Taxable Municipal Bonds (Cost $18,603)						18,957
					Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[17]	Vanguard Market Liquidity Fund (Cost $193,946)		4.180%		1,939,551	193,955
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	13,264	$96.63	3,204,085	1,658
	2-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	1,717	96.69	415,031	419
						2,077
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	288,100	709
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	114,500	889
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.515% Annually	BANA	9/3/2027	3.515%	184,000	3,942
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	33,900	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	29,500	182
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	WFB	3/25/2026	3.800%	14,600	408
						6,130
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.515% Annually	BANA	9/3/2027	3.515%	184,000	4,020
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	33,900	—
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	82,000	12
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/2026	4.300%	64,600	939
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/2026	4.440%	33,400	222
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	76,800	389
						5,582
Total Options Purchased (Cost $17,426)						13,789
Total Investments (97.8%) (Cost $16,945,201)						17,127,222
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.2%)
[4,5,6]	UMBS Pool		5.000%	8/1/2039–10/25/2055	(397,127)	(391,936)
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	UMBS Pool	5.500%	12/1/2038–10/25/2055	(171,203)	(170,357)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $572,713)					(562,293)
Other Assets and Liabilities—Net (5.4%)					937,714
Net Assets (100%)					17,502,643
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $21,232 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $61,132 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $3,258 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $2,454,207, representing 14.0% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Poland.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Republic of Hungary.
16	Guaranteed by the Republic of Azerbaijan.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
35

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Put Options
1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	1,718	$ 96.75	415,541	(365)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	432,150	(203)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.200% Annually	BANA	9/3/2027	3.200%	217,600	(1,818)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	114,500	(249)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.920% Annually	BANA	9/3/2027	3.920%	50,600	(2,137)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	WFB	3/25/2026	3.450%	14,600	(156)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	WFB	3/25/2026	3.600%	14,600	(239)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	29,500	(867)
					(5,669)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.200% Annually	BANA	9/3/2027	3.200%	217,600	(2,204)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	BANA	9/3/2027	3.920%	50,600	(1,806)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	82,000	(99)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/2026	3.940%	16,700	(511)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	76,800	(39)
					(4,659)
					(10,328)
Total Options Written (Premiums Received $11,943)					(10,693)
BANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
WFB—Wells Fargo Bank N.A.
36

Core Bond Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	6,439	1,341,878	677
5-Year U.S. Treasury Note	December 2025	857	93,580	24
10-Year U.S. Treasury Note	December 2025	2,348	264,150	274
AUD 10-Year Treasury Bond	December 2025	298	22,351	(139)
Euro-Schatz	December 2025	548	68,829	(101)
Long U.S. Treasury Bond	December 2025	952	110,997	274
Ultra 10-Year U.S. Treasury Note	December 2025	1,351	155,471	34
Ultra Long U.S. Treasury Bond	December 2025	1,362	163,525	867
				1,910

Short Futures Contracts
10-Year Government of Canada Bond	December 2025	(540)	(47,516)	(1,068)
10-Year Japanese Government Bond	December 2025	(198)	(181,806)	1,817
AUD 3-Year Treasury Bond	December 2025	(106)	(7,494)	26
Euro-Bobl	December 2025	(1,200)	(165,978)	185
Euro-Bund	December 2025	(3,000)	(452,843)	(1,665)
Euro-Buxl	December 2025	(2,009)	(270,020)	(4,752)
Euro-OAT	December 2025	(379)	(53,997)	(156)
Long Gilt	December 2025	(162)	(19,792)	(188)
				(5,801)
				(3,891)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	EUR	16,038	USD	18,944	—	(30)
State Street Bank & Trust Co.	12/17/2025	EUR	8,475	USD	10,096	—	(102)
Toronto-Dominion Bank	12/17/2025	EUR	5,741	USD	6,758	11	—
UBS AG	12/17/2025	EUR	5,177	USD	6,108	—	(3)
State Street Bank & Trust Co.	12/17/2025	GBP	53,372	USD	72,382	—	(594)
Wells Fargo Bank N.A.	12/17/2025	GBP	24,680	USD	33,383	—	(187)
Bank of America, N.A.	12/17/2025	GBP	22,930	USD	31,036	—	(195)
State Street Bank & Trust Co.	12/17/2025	JPY	161,645	USD	1,104	—	(2)
Toronto-Dominion Bank	12/17/2025	JPY	120,474	USD	823	—	(1)
State Street Bank & Trust Co.	12/17/2025	JPY	70,229	USD	473	5	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	9,926	AUD	15,030	—	(29)
Toronto-Dominion Bank	12/17/2025	USD	286	CAD	394	2	—
Toronto-Dominion Bank	12/17/2025	USD	2,400	CHF	1,888	5	—
Deutsche Bank AG	12/17/2025	USD	521,362	EUR	441,908	219	—
Toronto-Dominion Bank	12/17/2025	USD	520,764	EUR	441,000	692	—
State Street Bank & Trust Co.	12/17/2025	USD	112,518	EUR	95,798	—	(455)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	67,472	EUR	57,008	243	—
State Street Bank & Trust Co.	12/17/2025	USD	13,305	EUR	11,198	100	—
Toronto-Dominion Bank	12/17/2025	USD	2,351	EUR	1,997	—	(4)
Royal Bank of Canada	12/17/2025	USD	59	EUR	50	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	268,369	GBP	197,843	2,265	—
State Street Bank & Trust Co.	12/17/2025	USD	2,149	GBP	1,598	—	(1)
State Street Bank & Trust Co.	12/17/2025	USD	796	GBP	588	6	—
37

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	USD	711	GBP	526	4	—
Toronto-Dominion Bank	12/17/2025	USD	65,423	JPY	9,519,762	535	—
Canadian Imperial Bank of Commerce	12/17/2025	USD	494	JPY	72,260	2	—
Toronto-Dominion Bank	12/17/2025	USD	463	NZD	778	11	—
						4,100	(1,603)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	450,000	1.000	10,189	—
Republic of Turkiye	12/20/2030	USD	15,802	1.000	(1,097)	14
						14

Credit Protection Purchased
United Mexican States	12/20/2030	USD	47,035	1.000	(194)	(111)
						(97)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
38

Core Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of South Africa/Ba2	12/20/2025	BARC	360	1.000	1	(1)	2	—
Stellantis NV/Baa2	12/20/2030	JPMC	1,600[2]	5.000	288	296	—	(8)
					289	295	2	(8)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	8,600[2]	(1.000)	(169)	(171)	2	—
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	1,600[2]	(1.000)	(32)	68	—	(100)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	1,300[2]	(1.000)	(26)	38	—	(64)
					(227)	(65)	2	(164)
					62	230	4	(172)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,955 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/11/26	N/A	250,000[1]	3.812[2]	(4.240)[3]	34	51
6/12/27	N/A	25,203,240[4]	0.477[5]	(0.945)[2]	(336)	(336)
6/16/27	N/A	25,231,400[4]	0.477[5]	(0.906)[2]	(196)	(196)
8/11/27	N/A	125,000[1]	4.240[3]	(3.472)[2]	24	22
9/15/27	N/A	53,200[1]	4.240[3]	(3.260)[2]	162	162
6/18/28	6/18/27[6]	290,680[1]	3.458[2]	(0.000)[3]	728	729
12/20/28	12/17/25[6]	84,898[7]	2.457[8]	(0.000)[9]	106	106
12/20/28	12/17/25[6]	84,898[7]	2.509[8]	(0.000)[9]	196	196
9/9/29	9/9/27[6]	24,400[1]	3.105[2]	(0.000)[3]	(86)	(87)
9/10/29	9/10/27[6]	88,600[1]	3.072[2]	(0.000)[3]	(367)	(367)
9/22/29	9/22/27[6]	99,200[1]	3.221[2]	(0.000)[3]	(154)	(154)
12/18/30	12/17/25[6]	77,690[10]	2.131[2]	(0.000)[11]	(257)	(257)
6/18/31	6/18/26[6]	80,660[1]	0.000[3]	(3.625)[2]	(937)	(937)
9/9/32	9/9/27[6]	20,800[1]	0.000[3]	(3.411)[2]	102	102
9/10/32	9/10/27[6]	74,700[1]	0.000[3]	(3.349)[2]	567	567
9/22/32	9/22/27[6]	82,900[1]	0.000[3]	(3.465)[2]	233	233
5/15/35	12/31/25[6]	22,500[1]	0.000[3]	(3.619)[2]	1	1
5/15/35	12/31/25[6]	22,000[1]	0.000[3]	(3.638)[2]	(32)	(32)
12/10/35	12/10/25[6]	40,000[10]	2.539[2]	(0.000)[11]	(64)	220
9/9/37	9/9/27[6]	5,800[1]	3.824[2]	(0.000)[3]	(6)	(6)
9/10/37	9/10/27[6]	20,400[1]	3.733[2]	(0.000)[3]	(167)	(167)
9/22/37	9/22/27[6]	22,700[1]	3.804[2]	(0.000)[3]	(68)	(68)
11/15/43	12/31/25[6]	14,000[1]	3.955[2]	(0.000)[3]	28	28
11/15/43	12/31/25[6]	13,600[1]	3.927[2]	(0.000)[3]	(22)	(22)
39

Core Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/9/55	N/A	8,080[1]	4.240[3]	(3.961)[2]	(44)	(44)
9/10/55	N/A	8,000[1]	4.240[3]	(3.860)[2]	100	100
9/15/55	N/A	33,900[1]	3.780[2]	(4.240)[3]	(904)	(904)
9/19/55	N/A	8,070[1]	4.240[3]	(3.794)[2]	195	195
12/18/55	12/18/25[6]	5,310[1]	4.035[2]	(0.000)[3]	103	109
					(1,061)	(756)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/paid semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Core Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,751,255)	16,933,267
Affiliated Issuers (Cost $193,946)	193,955
Total Investments in Securities	17,127,222
Investment in Vanguard	419
Cash	2,873
Foreign Currency, at Value (Cost $3,017)	3,018
Receivables for Investment Securities Sold	2,344,500
Receivables for Accrued Income	139,501
Receivables for Capital Shares Issued	28,975
Swap Premiums Paid	402
Variation Margin Receivable—Futures Contracts	298
Unrealized Appreciation—Forward Currency Contracts	4,100
Unrealized Appreciation—Over-the-Counter Swap Contracts	4
Total Assets	19,651,312
Liabilities
Liability for Sale Commitments, at Value (Proceeds $572,713)	562,293
Payables for Investment Securities Purchased	1,544,319
Payables for Capital Shares Redeemed	17,767
Payables for Distributions	10,872
Payables to Vanguard	727
Options Written, at Value (Premiums Received $11,943)	10,693
Swap Premiums Received	172
Variation Margin Payable—Centrally Cleared Swap Contracts	51
Unrealized Depreciation—Forward Currency Contracts	1,603
Unrealized Depreciation—Over-the-Counter Swap Contracts	172
Total Liabilities	2,148,669
Net Assets	17,502,643
At September 30, 2025, net assets consisted of:

Paid-in Capital	18,282,744
Total Distributable Earnings (Loss)	(780,101)
Net Assets	17,502,643

Investor Shares—Net Assets
Applicable to 31,818,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	290,003
Net Asset Value Per Share—Investor Shares	$9.11

Admiral™ Shares—Net Assets
Applicable to 944,578,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,212,640
Net Asset Value Per Share—Admiral Shares	$18.22
See accompanying Notes, which are an integral part of the Financial Statements.
41

Core Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	674,680
Total Income	674,680
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,805
Management and Administrative—Investor Shares	472
Management and Administrative—Admiral Shares	9,439
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	717
Custodian Fees	250
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—Investor Shares	24
Shareholders’ Reports and Proxy Fees—Admiral Shares	439
Trustees’ Fees and Expenses	8
Other Expenses	23
Total Expenses	14,234
Net Investment Income	660,446
Realized Net Gain (Loss)
Investment Securities Sold[1]	(15,284)
Futures Contracts	(6,075)
Options Purchased	(24,274)
Options Written	20,620
Swap Contracts	(8,012)
Forward Currency Contracts	(41,766)
Foreign Currencies	2,932
Realized Net Gain (Loss)	(71,859)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(25,474)
Futures Contracts	13,286
Options Purchased	(3,391)
Options Written	1,488
Swap Contracts	(4,736)
Forward Currency Contracts	2,341
Foreign Currencies	92
Change in Unrealized Appreciation (Depreciation)	(16,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	572,193
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,478, $29, and $8, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Core Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	660,446	502,577
Realized Net Gain (Loss)	(71,859)	(169,127)
Change in Unrealized Appreciation (Depreciation)	(16,394)	887,639
Net Increase (Decrease) in Net Assets Resulting from Operations	572,193	1,221,089
Distributions
Investor Shares	(13,576)	(11,363)
Admiral Shares	(662,755)	(478,439)
Total Distributions	(676,331)	(489,802)
Capital Share Transactions
Investor Shares	8,491	48,296
Admiral Shares	4,902,264	3,323,927
Net Increase (Decrease) from Capital Share Transactions	4,910,755	3,372,223
Total Increase (Decrease)	4,806,617	4,103,510
Net Assets
Beginning of Period	12,696,026	8,592,516
End of Period	17,502,643	12,696,026
See accompanying Notes, which are an integral part of the Financial Statements.
43

Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.23	$8.62	$8.86	$10.67	$10.93
Investment Operations
Net Investment Income[1]	.417	.408	.353	.221	.125
Net Realized and Unrealized Gain (Loss) on Investments	(.114)	.597	(.251)	(1.810)	(.126)
Total from Investment Operations	.303	1.005	.102	(1.589)	(.001)
Distributions
Dividends from Net Investment Income	(.423)	(.395)	(.342)	(.213)	(.117)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.142)
Total Distributions	(.423)	(.395)	(.342)	(.221)	(.259)
Net Asset Value, End of Period	$9.11	$9.23	$8.62	$8.86	$10.67
Total Return[2]	3.45%	11.92%	1.07%	-15.06%	-0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290	$285	$220	$203	$246
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.64%	4.57%	3.93%	2.22%	1.16%
Portfolio Turnover Rate[4]	367%	363%	439%	499%	473%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 47%, 76%, 212%, 146%, and 167%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.46	$17.23	$17.72	$21.33	$21.86
Investment Operations
Net Investment Income[1]	.851	.835	.726	.473	.266
Net Realized and Unrealized Gain (Loss) on Investments	(.227)	1.201	(.514)	(3.622)	(.257)
Total from Investment Operations	.624	2.036	.212	(3.149)	.009
Distributions
Dividends from Net Investment Income	(.864)	(.806)	(.702)	(.446)	(.256)
Distributions from Realized Capital Gains	—	—	—	(.015)	(.283)
Total Distributions	(.864)	(.806)	(.702)	(.461)	(.539)
Net Asset Value, End of Period	$18.22	$18.46	$17.23	$17.72	$21.33
Total Return[2]	3.55%	12.09%	1.11%	-14.93%	0.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,213	$12,411	$8,373	$6,225	$5,558
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.74%	4.67%	4.05%	2.39%	1.24%
Portfolio Turnover Rate[4]	367%	363%	439%	499%	473%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 47%, 76%, 212%, 146%, and 167%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts securities with a value of $3,898,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
46

Core Bond Fund
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 10% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
47

Core Bond Fund
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
48

Core Bond Fund
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 18% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $419,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
49

Core Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,491,960	—	7,491,960
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,114,212	2,790	2,117,002
Corporate Bonds	—	5,134,029	—	5,134,029
Floating Rate Loan Interests	—	3,351	—	3,351
Sovereign Bonds	—	2,154,179	—	2,154,179
Taxable Municipal Bonds	—	18,957	—	18,957
Temporary Cash Investments	193,955	—	—	193,955
Options Purchased	2,077	11,712	—	13,789
Total	196,032	16,928,400	2,790	17,127,222
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(562,293)	—	(562,293)

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,178	—	—	4,178
Forward Currency Contracts	—	4,100	—	4,100
Swap Contracts[1]	—	2,839	—	2,839
Total	4,178	6,939	—	11,117
Liabilities
Options Written	(365)	(10,328)	—	(10,693)
Futures Contracts[1]	(8,069)	—	—	(8,069)
Forward Currency Contracts	—	(1,603)	—	(1,603)
Swap Contracts[1]	—	(3,860)	—	(3,860)
Total	(8,434)	(15,791)	—	(24,225)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	13,789	—	—	13,789
Swap Premiums Paid	—	—	402	402
Unrealized Appreciation—Futures Contracts[1]	4,178	—	—	4,178
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	2,821	—	14	2,835
Unrealized Appreciation—Forward Currency Contracts	—	4,100	—	4,100
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	4	4
Total Assets	20,788	4,100	420	25,308

Options Written, at Value	(10,693)	—	—	(10,693)
Swap Premiums Received	—	—	(172)	(172)
Unrealized Depreciation—Futures Contracts[1]	(8,069)	—	—	(8,069)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(3,577)	—	(111)	(3,688)
Unrealized Depreciation—Forward Currency Contracts	—	(1,603)	—	(1,603)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(172)	(172)
Total Liabilities	(22,339)	(1,603)	(455)	(24,397)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
50

Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(6,075)	—	—	(6,075)
Options Purchased	(23,243)	—	(1,031)	(24,274)
Options Written	20,620	—	—	20,620
Swap Contracts	(1,374)	—	(6,638)	(8,012)
Forward Currency Contracts	—	(41,766)	—	(41,766)
Realized Net Gain (Loss) on Derivatives	(10,072)	(41,766)	(7,669)	(59,507)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	13,286	—	—	13,286
Options Purchased	(3,391)	—	—	(3,391)
Options Written	1,488	—	—	1,488
Swap Contracts	(6,515)	—	1,779	(4,736)
Forward Currency Contracts	—	2,341	—	2,341
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,868	2,341	1,779	8,988
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	38,688
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	119,621
Capital Loss Carryforwards	(927,538)
Qualified Late-Year Losses	—
Other Temporary Differences	(10,872)
Total	(780,101)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	676,331	489,802
Long-Term Capital Gains	—	—
Total	676,331	489,802
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,004,653
Gross Unrealized Appreciation	286,176
Gross Unrealized Depreciation	(166,555)
Net Unrealized Appreciation (Depreciation)	119,621
51

Core Bond Fund
F.  During the year ended September 30, 2025, the fund purchased $12,152,859,000 of investment securities and sold $10,154,997,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $41,740,052,000 and $39,648,284,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	106,903	11,899	159,494	17,891
Issued in Lieu of Cash Distributions	12,259	1,365	10,339	1,160
Redeemed	(110,671)	(12,356)	(121,537)	(13,651)
Net Increase (Decrease)—Investor Shares	8,491	908	48,296	5,400
Admiral Shares
Issued	7,418,013	412,466	5,500,532	308,746
Issued in Lieu of Cash Distributions	552,764	30,767	400,396	22,449
Redeemed	(3,068,513)	(171,108)	(2,577,001)	(144,806)
Net Increase (Decrease)—Admiral Shares	4,902,264	272,125	3,323,927	186,389
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
52

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
53

Tax information (unaudited)
The fund hereby designates for the fiscal year $122,058,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 82.6%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q13200 112025
54

Financial Statements
For the year ended September 30, 2025
Vanguard Core-Plus Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	47
Tax information	48

Core-Plus Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (34.9%)
U.S. Government Securities (11.8%)
	United States Treasury Note/Bond	1.250%	12/31/2026	2,186	2,121
	United States Treasury Note/Bond	1.250%	9/30/2028	2,595	2,420
	United States Treasury Note/Bond	4.375%	11/30/2028	943	963
	United States Treasury Note/Bond	4.000%	1/31/2029	262	265
	United States Treasury Note/Bond	1.875%	2/28/2029	1,061	1,001
	United States Treasury Note/Bond	2.375%	3/31/2029	4,650	4,455
	United States Treasury Note/Bond	2.750%	5/31/2029	129	125
	United States Treasury Note/Bond	4.000%	7/31/2029	4,154	4,200
[1]	United States Treasury Note/Bond	4.375%	12/31/2029	3,100	3,180
	United States Treasury Note/Bond	3.625%	3/31/2030	2,900	2,888
	United States Treasury Note/Bond	0.625%	5/15/2030	3,800	3,303
	United States Treasury Note/Bond	1.250%	8/15/2031	1,600	1,384
	United States Treasury Note/Bond	1.375%	11/15/2031	3,041	2,632
	United States Treasury Note/Bond	4.125%	11/30/2031	1,604	1,627
	United States Treasury Note/Bond	4.125%	2/29/2032	2,570	2,605
	United States Treasury Note/Bond	2.875%	5/15/2032	1,789	1,682
	United States Treasury Note/Bond	4.000%	7/31/2032	2,500	2,512
	United States Treasury Note/Bond	1.125%	8/15/2040	650	409
	United States Treasury Note/Bond	3.875%	8/15/2040	400	373
	United States Treasury Note/Bond	1.875%	2/15/2041	1,421	998
	United States Treasury Note/Bond	4.750%	2/15/2041	1,690	1,733
	United States Treasury Note/Bond	1.750%	8/15/2041	1,000	678
	United States Treasury Note/Bond	3.750%	8/15/2041	3,000	2,724
	United States Treasury Note/Bond	2.000%	11/15/2041	4,637	3,254
	United States Treasury Note/Bond	2.375%	2/15/2042	4,157	3,078
	United States Treasury Note/Bond	3.125%	2/15/2042	2,150	1,783
	United States Treasury Note/Bond	3.000%	5/15/2042	992	804
	United States Treasury Note/Bond	3.875%	5/15/2043	826	748
	United States Treasury Note/Bond	3.750%	11/15/2043	3,000	2,655
	United States Treasury Note/Bond	4.750%	11/15/2043	3,960	4,001
	United States Treasury Note/Bond	3.625%	2/15/2044	972	843
	United States Treasury Note/Bond	3.375%	5/15/2044	3,271	2,728
	United States Treasury Note/Bond	3.125%	8/15/2044	717	574
	United States Treasury Note/Bond	4.125%	8/15/2044	881	818
	United States Treasury Note/Bond	4.625%	11/15/2044	1,800	1,784
	United States Treasury Note/Bond	2.500%	2/15/2045	1,000	716
	United States Treasury Note/Bond	4.750%	2/15/2045	1,900	1,912
	United States Treasury Note/Bond	2.500%	5/15/2046	2,300	1,616
	United States Treasury Note/Bond	2.250%	8/15/2046	3,000	2,000
	United States Treasury Note/Bond	2.750%	11/15/2047	2,900	2,095
	United States Treasury Note/Bond	3.000%	8/15/2048	900	676
	United States Treasury Note/Bond	3.000%	2/15/2049	1,000	749
	United States Treasury Note/Bond	2.875%	5/15/2049	1,600	1,167
	United States Treasury Note/Bond	2.250%	8/15/2049	1,700	1,085
	United States Treasury Note/Bond	2.375%	11/15/2049	2,300	1,504
	United States Treasury Note/Bond	2.000%	2/15/2050	3,250	1,943
	United States Treasury Note/Bond	1.250%	5/15/2050	3,652	1,791
	United States Treasury Note/Bond	1.375%	8/15/2050	3,300	1,658
	United States Treasury Note/Bond	1.625%	11/15/2050	3,700	1,984
	United States Treasury Note/Bond	1.875%	2/15/2051	2,500	1,427
	United States Treasury Note/Bond	2.375%	5/15/2051	3,450	2,219
	United States Treasury Note/Bond	2.000%	8/15/2051	1,500	878
	United States Treasury Note/Bond	1.875%	11/15/2051	3,600	2,036
	United States Treasury Note/Bond	2.250%	2/15/2052	1,400	868
	United States Treasury Note/Bond	4.000%	11/15/2052	642	568
	United States Treasury Note/Bond	4.750%	11/15/2053	898	899
					97,139
Agency Bonds and Notes (0.2%)
	Tennessee Valley Authority	4.875%	5/15/2035	1,520	1,573
1

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (19.6%)
[2,3]	Fannie Mae Pool	4.070%	8/1/2030	750	748
[2,3]	Fannie Mae Pool	4.090%	9/1/2030	1,025	1,022
[2,3]	Fannie Mae Pool	4.100%	8/1/2030	1,100	1,100
[2,3]	Fannie Mae Pool	4.180%	8/1/2030	640	641
[2,3]	Fannie Mae Pool	4.190%	5/1/2030	510	511
[2,3]	Fannie Mae Pool	4.220%	9/1/2030	2,760	2,772
[2,3]	Fannie Mae Pool	4.255%	8/1/2030	920	924
[2,3]	Fannie Mae Pool	4.290%	4/1/2030	1,620	1,629
[2,3]	Fannie Mae Pool	4.340%	9/1/2030	540	544
[2,3]	Fannie Mae Pool	4.460%	6/1/2030	3,000	3,043
[2,3]	Fannie Mae Pool	4.600%	4/1/2030	1,175	1,198
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	361	346
[2,3]	Freddie Mac Gold Pool	4.290%	3/1/2030	480	483
[2,4]	Ginnie Mae II Pool	2.000%	11/20/2050–6/20/2052	6,737	5,569
[2]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	7,774	6,688
[2]	Ginnie Mae II Pool	3.000%	3/20/2050–4/20/2052	5,051	4,514
[2,4,5]	Ginnie Mae II Pool	3.500%	5/20/2050–10/15/2055	4,216	3,872
[2]	Ginnie Mae II Pool	4.000%	7/20/2047–10/20/2052	2,830	2,696
[2]	Ginnie Mae II Pool	4.500%	4/20/2048–8/20/2054	3,131	3,065
[2,5]	Ginnie Mae II Pool	5.000%	11/20/2052–10/15/2055	4,034	4,036
[2,5]	Ginnie Mae II Pool	5.500%	12/20/2052–10/15/2055	5,456	5,545
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–9/20/2054	3,553	3,653
[2]	Ginnie Mae II Pool	6.500%	8/20/2032–6/20/2055	1,044	1,082
[2]	Ginnie Mae II Pool	7.000%	3/20/2055	242	249
[2,3]	UMBS Pool	1.500%	3/1/2036–7/1/2051	6,574	5,418
[2,3,5]	UMBS Pool	2.000%	10/1/2035–9/1/2052	38,555	32,111
[2,3,5]	UMBS Pool	2.500%	10/1/2035–10/25/2055	24,801	21,387
[2,3,5]	UMBS Pool	3.000%	2/1/2037–10/25/2055	14,700	13,289
[2,3,5]	UMBS Pool	3.500%	7/1/2032–10/25/2055	9,461	8,808
[2,3,5]	UMBS Pool	4.000%	10/25/2040–10/25/2055	7,288	6,967
[2,3,5]	UMBS Pool	4.500%	5/1/2040–10/25/2055	9,912	9,814
[2,3,5]	UMBS Pool	6.000%	11/1/2052–10/25/2055	3,569	3,736
[2,3,5]	UMBS Pool	6.500%	9/1/2053–10/25/2055	2,356	2,473
[2,3]	UMBS Pool	7.000%	3/1/2055–4/1/2055	645	675
					160,608
Nonconventional Mortgage-Backed Securities (3.3%)
[2,3]	Fannie Mae Pool	5.140%	9/1/2055	500	506
[2,3]	Fannie Mae REMICS	2.000%	6/25/2048	73	62
[2,3]	Fannie Mae REMICS	3.000%	2/25/2043–1/25/2048	4,630	4,159
[2,3]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	735	678
[2,3]	Fannie Mae REMICS	4.000%	8/25/2043–12/25/2048	1,483	1,409
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	280	282
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	1,130	1,133
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	270	273
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	340	344
[2,3]	Freddie Mac REMICS	1.000%	9/25/2050	177	136
[2,3]	Freddie Mac REMICS	2.000%	5/25/2051	301	260
[2,3]	Freddie Mac REMICS	2.250%	8/25/2049	1,501	1,317
[2,3]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	3,296	2,875
[2,3]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	11,838	10,738
[2,3]	Freddie Mac REMICS	3.500%	3/15/2047–3/15/2048	1,186	1,092
[2,3]	Freddie Mac REMICS	4.000%	6/25/2052	455	410
[2,3,6]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	56	48
[2,3,6]	Freddie Mac REMICS, SOFR30A + 0.400%	3.000%	1/25/2052	77	65
[2,3,6]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	217	190
[2,3,6]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	111	95
[2]	Ginnie Mae REMICS	2.500%	10/20/2043	337	292
[2]	Ginnie Mae REMICS	3.000%	5/20/2055	583	527
[2,6]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	73	63
[2,6]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	187	155
					27,109
Total U.S. Government and Agency Obligations (Cost $284,362)					286,429
Asset-Backed/Commercial Mortgage-Backed Securities (11.8%)
[2,7]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	520	519
[2,7]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[2,7]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	220	220
2

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	90	92
[2,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	40	41
[2,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	30	31
[2,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	20	21
[2,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	60	62
[2,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	20	20
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	165	166
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	232	233
[2,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	102
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	190	196
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	140	142
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	170	168
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	110	107
[2,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	190	183
[2,5,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	140	138
[2,5,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	110	107
[2,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[2,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	70	72
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	40	40
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	103
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	70	71
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	100	103
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	190	199
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	70	72
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	111
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	150	154
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	103
[2]	BANK Series 2017-BNK8	3.488%	11/15/2050	30	29
[2]	BANK Series 2018-BNK15	4.407%	11/15/2061	40	40
[2]	BANK Series 2019-BNK16	4.005%	2/15/2052	80	79
[2]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,300	1,226
[2]	BANK Series 2019-BNK24	2.960%	11/15/2062	340	320
[2]	BANK Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Series 2022-BNK40	3.504%	3/15/2064	910	848
[2]	BANK Series 2022-BNK40	3.504%	3/15/2064	20	18
[2]	BANK Series 2022-BNK41	3.916%	4/15/2065	120	114
[2]	BANK Series 2022-BNK43	4.399%	8/15/2055	770	755
[2]	BANK Series 2024-BNK47	5.716%	6/15/2057	220	234
[2]	BANK Series 2024-BNK48	5.053%	10/15/2057	140	143
[2]	BANK Series 2024-BNK48	5.355%	10/15/2057	160	162
[2]	BANK Series 2025-BNK49	5.623%	3/15/2058	490	519
[2]	BANK Series 2025-BNK49	6.025%	3/15/2058	220	233
[2]	BANK Series 2025-BNK50	6.071%	5/15/2068	80	84
[2,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	160	163
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	280	272
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	80	76
[2,7]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	130	130
[2,7]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	180	180
[2,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	40	41
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	260	260
[2]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	40	35
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	100	90
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	80	71
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	310	307
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	290	303
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	140	144
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	280	292
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	60	63
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	120	129
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	110	115
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	200	211
[2]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	330	345
[2]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	390	416
[2]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	150	158
[2]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	50	52
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	220	217
3

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	290	285
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	100	105
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	300	314
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	190	196
[2]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[2,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	190	190
[2,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	210	211
[2,7]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	280	278
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	700	754
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	200	213
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	310	323
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	340	359
[2]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	40	42
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	90	96
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	250	261
[2]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	120	124
[2]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	370	392
[2]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	140	148
[2,5]	BMO Mortgage Trust Series 2025-C13	1.000%	10/15/2058	190	196
[2,5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	560	579
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	90	90
[2,7]	BX Trust Series 2019-OC11	3.202%	12/9/2041	80	76
[2,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	40	40
[2,6,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	250	250
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	260	265
[2]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	10	10
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	172
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	70	71
[2]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[2]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	30	31
[2]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	30	31
[2]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	50	51
[2]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	30	31
[2]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	40	40
[2]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	150	152
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	1,130	1,116
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	90	88
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	203	200
[2]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/2051	50	46
[2,7]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	350	354
[2,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	228	229
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	40	41
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	20	21
[2,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	50	51
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	50	51
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	62
[2,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[2,5,7,8]	CIFC Funding Ltd. Series 2025-6A	5.608%	10/23/2038	100	100
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	215	211
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	130	129
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	450	427
[2,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	918	933
[2,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/2055	349	354
[2,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	50	51
[2,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	152	153
[2,7]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	340	344
[2,7]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	390	393
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.306%	9/25/2043	27	27
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.406%	1/25/2044	100	100
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.456%	2/25/2044	9	9
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	27	27
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	93	94
4

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.506%	9/25/2044	153	153
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	90	90
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	126	126
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	107	108
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	89	89
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	151	151
[2,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	47	47
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	300	268
[2,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[2,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	130	134
[2,7]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	20	20
[2,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	173	166
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	410	412
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	260	262
[2]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/2029	80	80
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	90	91
[2]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/2029	140	140
[2]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	140	141
[2]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	210	211
[2]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	490	496
[2]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	320	320
[2,5,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	190	190
[2,5,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.600%	11/15/2038	210	210
[2,7]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	160	163
[2,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	250	253
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121
[2]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[2,3]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	3,200	2,895
[2,3]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	5,750	5,856
[2,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	3,800	3,849
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	130	133
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/2027	190	192
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	70	71
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	90	91
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	40	41
[2,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	250	251
[2,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	110	114
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	110	112
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/2029	70	72
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	70	73
[2,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	100	102
[2]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	150	150
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	40	41
[2,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	140	144
[2,7]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	100	100
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	170	172
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	100	102
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	103
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	100
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	300	302
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	410	416
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	90	91
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.206%	11/25/2043	35	36
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	178	179
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.606%	5/25/2044	131	131
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	22	22
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.606%	3/25/2044	70	70
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.606%	8/25/2044	212	213
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	33	33
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	128	128
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	240	240
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	98	98
5

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	910	789
[2,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	394	369
[2,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	274	264
[2,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	726	734
[2,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	417	420
[2,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	613	622
[2,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	417	423
[2,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,591	2,636
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	30	30
[2]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	100	100
[2]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	100	101
[2]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	80	81
[2]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	41
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	80	81
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[2,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	180	189
[2,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	70	74
[2,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	30	31
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	280	285
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	30	30
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	190	192
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	50	51
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	150	155
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	20	21
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/2028	380	383
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	101
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[2,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	60	61
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	110	103
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	380	348
[2,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/2028	100	97
[2,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	103
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	40	40
[2,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	190	196
[2,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	250	254
[2,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	121
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	160	162
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	202	203
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	359	360
[2,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[2,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	110	111
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	110	112
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	250	259
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	50	51
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	40	41
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	80	82
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	20	20
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	50	51
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	41
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	120	122
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	81
[2]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[2,7]	IRV Trust Series 2025-200P	5.471%	3/14/2047	110	112
[2,7]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	550	562
[2,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	249	254
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	110	111
[2,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	725	627
[2,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	699	607
[2,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	100	102
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	20	20
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
6

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	50	51
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	110	112
[2,7]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[2,7]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	40	40
[2,7]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	290	293
[2,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	100	102
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	290	308
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	230	243
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	130	130
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	100	99
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	90	86
[2,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	2,453	2,273
[2,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	316	322
[2,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	289	288
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	520	563
[2,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	143	144
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.072%	3/15/2072	5	5
[2,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	30	30
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	40	41
[2]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	60	61
[2]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	40	40
[2,7]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	128	118
[2,7]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	263	227
[2,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	660	667
[2,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	101
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[2,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/2028	130	131
[2,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	160	163
[2,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	560	564
[2,7]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	290	292
[2,7]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
[2,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	177	179
[2,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	443	452
[2,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	2,357	2,389
[2,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	963	978
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	750	760
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	366	372
[2,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	175	176
[2,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	1,052	1,067
[2,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,466	1,475
[2,7]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/2056	1,668	1,692
[2,7]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,455	1,464
[2,7]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	489	497
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	650	654
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	900	908
[2,7]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	750	750
[2,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	95	94
[2,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[2,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	96
[2,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	70	66
[2,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	130	124
[2,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	200	189
[2,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	270	258
[2,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	40	38
[2,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	120	114
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	210	199
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	80	74
[2,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	807	823
[2,7]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	220	221
[2,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	250	251
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	70	71
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	50	51
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	40	41
7

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	50	51
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	60	62
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	140	142
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	150	153
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	160	164
[2]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	110	111
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/2029	120	121
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	390	392
[2]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	410	413
[2]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	80	81
[2]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	540	549
[2]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	470	473
[2,7]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	70	71
[2,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	30	31
[2,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	30	31
[2,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[2,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	20	21
[2,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	20	20
[2,7]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	22	22
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	7	7
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	27	27
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	18	18
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	248	252
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	77	78
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	80	82
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	30	31
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	60	61
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	90	91
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	21
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	100	102
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	41
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	180	183
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	100	101
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	80	80
[2,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	278	282
[2,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	159	163
[2,7]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	460	461
[2,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	60	60
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	30	31
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	30	31
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	70	70
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	100	100
[2,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	145	148
[2,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	110	114
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	40	40
[2,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	210	214
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	139	138
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	99
[2,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	95	96
[2,7]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	300	300
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	40	40
[2,7]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	250	250
[2,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	261	261
[2,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	30	30
[2,7]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	490	493
[2,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	100	102
[2,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	130	132
[2,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	190	194
[2,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	230	236
[2,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	150	155
[2,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	130	134
[2,7]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	130	131
[2]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	60	61
[2]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	40	41
[2]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	10	10
8

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[2,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	150	152
[2,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	102
[2]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	30	30
[2,7]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	101
[2,7]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	120	120
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	330	331
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	180	186
[2,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	43
[2]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/2029	60	61
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	30	30
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	50	51
[2]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	70	71
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	80	81
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $95,555)					96,522
Corporate Bonds (32.2%)
Communications (2.3%)
[7]	AMC Networks Inc.	10.250%	1/15/2029	35	37
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[7]	AMC Networks Inc.	10.500%	7/15/2032	95	100
	AT&T Inc.	4.700%	8/15/2030	720	732
	AT&T Inc.	4.900%	8/15/2037	113	110
[2,9]	AT&T Inc.	7.000%	4/30/2040	100	143
	AT&T Inc.	4.300%	12/15/2042	150	129
	AT&T Inc.	3.550%	9/15/2055	224	154
	AT&T Inc.	6.050%	8/15/2056	1,895	1,966
	AT&T Inc.	3.800%	12/1/2057	350	250
	AT&T Inc.	3.650%	9/15/2059	225	154
[7]	Cable One Inc.	4.000%	11/15/2030	74	63
[7]	CCO Holdings LLC	5.000%	2/1/2028	75	74
[7]	CCO Holdings LLC	4.750%	3/1/2030	335	321
[7]	CCO Holdings LLC	4.500%	8/15/2030	85	80
[7]	CCO Holdings LLC	4.250%	2/1/2031	70	64
	CCO Holdings LLC	4.500%	5/1/2032	180	164
	Charter Communications Operating LLC	3.750%	2/15/2028	650	640
	Charter Communications Operating LLC	4.200%	3/15/2028	560	557
	Charter Communications Operating LLC	6.100%	6/1/2029	1,168	1,226
	Charter Communications Operating LLC	6.650%	2/1/2034	183	196
	Charter Communications Operating LLC	5.850%	12/1/2035	488	493
	Charter Communications Operating LLC	6.484%	10/23/2045	783	773
	Charter Communications Operating LLC	5.750%	4/1/2048	440	398
	Charter Communications Operating LLC	3.900%	6/1/2052	600	406
	Charter Communications Operating LLC	6.700%	12/1/2055	710	717
	Charter Communications Operating LLC	3.950%	6/30/2062	220	139
	Comcast Corp.	6.550%	7/1/2039	150	168
	Comcast Corp.	3.750%	4/1/2040	283	238
	Comcast Corp.	3.450%	2/1/2050	73	51
	Comcast Corp.	2.937%	11/1/2056	700	415
	Comcast Corp.	2.987%	11/1/2063	367	210
[7]	CSC Holdings LLC	11.750%	1/31/2029	70	59
[7]	CSC Holdings LLC	3.375%	2/15/2031	75	48
[7]	Directv Financing LLC	8.875%	2/1/2030	90	89
[7]	Directv Financing LLC	10.000%	2/15/2031	90	90
[7]	DISH Network Corp.	11.750%	11/15/2027	44	47
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	140	105
[7]	Level 3 Financing Inc.	3.875%	11/15/2029	55	45
	Meta Platforms Inc.	4.450%	8/15/2052	244	209
[7]	Midcontinent Communications	8.000%	8/15/2032	115	118
[7]	NTT Finance Corp.	4.567%	7/16/2027	239	241
[7]	Outfront Media Capital LLC	7.375%	2/15/2031	40	42
	Paramount Global	2.900%	1/15/2027	72	71
	Paramount Global	6.875%	4/30/2036	300	318
	Paramount Global	4.375%	3/15/2043	100	77
	Paramount Global	5.850%	9/1/2043	200	183
	Paramount Global	4.900%	8/15/2044	140	113
	Paramount Global	4.600%	1/15/2045	210	164
	Rogers Communications Inc.	7.000%	4/15/2055	30	31
9

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	7.125%	4/15/2055	95	101
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	10	9
	Sprint Capital Corp.	6.875%	11/15/2028	860	925
[7]	Sunrise FinCo I BV	4.875%	7/15/2031	135	129
[7]	Sunrise HoldCo IV BV	5.500%	1/15/2028	40	40
[9]	Time Warner Cable LLC	5.750%	6/2/2031	200	269
	T-Mobile USA Inc.	3.375%	4/15/2029	100	97
	T-Mobile USA Inc.	3.600%	11/15/2060	466	316
[5,7]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	340	338
	Uber Technologies Inc.	4.150%	1/15/2031	125	124
	Uber Technologies Inc.	4.800%	9/15/2035	730	723
	Uber Technologies Inc.	5.350%	9/15/2054	595	577
[7]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[7]	Univision Communications Inc.	4.500%	5/1/2029	5	5
[7]	Univision Communications Inc.	7.375%	6/30/2030	180	182
[7]	Univision Communications Inc.	8.500%	7/31/2031	60	62
[7]	Univision Communications Inc.	9.375%	8/1/2032	75	80
	Verizon Communications Inc.	5.500%	2/23/2054	360	354
	Verizon Communications Inc.	2.987%	10/30/2056	440	271
[7]	Virgin Media Finance plc	5.000%	7/15/2030	200	186
	Vodafone Group plc	6.150%	2/27/2037	71	77
	Vodafone Group plc	5.750%	6/28/2054	320	315
[7]	VZ Secured Financing BV	5.000%	1/15/2032	35	32
[2]	Warnermedia Holdings Inc.	5.050%	3/15/2042	100	80
[2]	Warnermedia Holdings Inc.	5.141%	3/15/2052	71	53
					18,574
Consumer Discretionary (1.8%)
[7]	1011778 BC ULC	3.875%	1/15/2028	65	64
[7]	1011778 BC ULC	6.125%	6/15/2029	195	200
[7]	1011778 BC ULC	5.625%	9/15/2029	40	41
[5,7]	ADT Security Corp.	5.875%	10/15/2033	85	85
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	45	46
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	105	108
[7]	Allied Universal Holdco LLC	6.875%	6/15/2030	40	41
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	30	28
[5,7]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	35	35
	American Honda Finance Corp.	4.550%	7/9/2027	755	761
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
[7]	Asbury Automotive Group Inc.	5.000%	2/15/2032	150	144
[7]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	15	16
[7]	Belron UK Finance plc	5.750%	10/15/2029	35	35
	BorgWarner Inc.	4.950%	8/15/2029	115	117
[7]	Builders FirstSource Inc.	6.375%	3/1/2034	95	98
[7]	Builders FirstSource Inc.	6.750%	5/15/2035	50	52
[7]	Caesars Entertainment Inc.	7.000%	2/15/2030	85	87
[7]	Caesars Entertainment Inc.	6.500%	2/15/2032	25	25
[7]	Carnival Corp.	4.000%	8/1/2028	75	74
[5,7]	Carnival Corp.	5.125%	5/1/2029	90	90
[7]	Carnival Corp.	6.000%	5/1/2029	6	6
[7]	Carnival Corp.	5.750%	3/15/2030	80	82
[7]	Carnival Corp.	5.875%	6/15/2031	120	123
[7]	Carnival Corp.	5.750%	8/1/2032	95	97
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[7]	Churchill Downs Inc.	5.750%	4/1/2030	195	195
[7]	Clarios Global LP	6.750%	2/15/2030	45	47
[7]	Clarios Global LP	6.750%	9/15/2032	35	36
	Dana Inc.	4.250%	9/1/2030	65	64
	Dana Inc.	4.500%	2/15/2032	30	30
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	273
[10]	Flutter Treasury DAC	4.000%	6/4/2031	200	235
[7]	Flutter Treasury DAC	5.875%	6/4/2031	95	96
	Ford Motor Co.	9.625%	4/22/2030	10	12
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	315	327
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	310	287
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	75	80
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	205	213
[7]	Garda World Security Corp.	7.750%	2/15/2028	170	175
[7]	Garda World Security Corp.	8.250%	8/1/2032	35	36
10

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	100	105
	General Motors Co.	5.200%	4/1/2045	230	207
	General Motors Financial Co. Inc.	5.000%	7/15/2027	485	491
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
	General Motors Financial Co. Inc.	5.550%	7/15/2029	550	568
	General Motors Financial Co. Inc.	5.850%	4/6/2030	125	131
	General Motors Financial Co. Inc.	3.600%	6/21/2030	125	119
[5,7]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
[5,7]	Gildan Activewear Inc.	5.400%	10/7/2035	120	120
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	150	145
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	165	167
[7]	Hanesbrands Inc.	9.000%	2/15/2031	15	16
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	20	19
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	55	56
[7]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	130	132
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	15	15
[7]	JH North America Holdings Inc.	6.125%	7/31/2032	25	26
	KB Home	7.250%	7/15/2030	115	119
[7]	Light & Wonder International Inc.	6.250%	10/1/2033	60	60
[7]	Lithia Motors Inc.	4.625%	12/15/2027	160	158
[7]	Live Nation Entertainment Inc.	6.500%	5/15/2027	190	192
	Lowe's Cos. Inc.	3.950%	10/15/2027	155	155
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	250	248
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,605	1,592
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,285	1,274
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	152
[7]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	30	30
[7]	MGM China Holdings Ltd.	7.125%	6/26/2031	55	58
	MGM Resorts International	6.500%	4/15/2032	25	25
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	30	31
[7]	MIWD Holdco II LLC	5.500%	2/1/2030	45	44
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	110	117
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	50	50
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	100	103
[7]	NCL Corp. Ltd.	6.250%	9/15/2033	25	25
	Newell Brands Inc.	6.375%	9/15/2027	55	56
[7]	Newell Brands Inc.	8.500%	6/1/2028	70	74
	Newell Brands Inc.	6.625%	9/15/2029	95	96
	Newell Brands Inc.	6.375%	5/15/2030	15	15
	Newell Brands Inc.	6.625%	5/15/2032	20	20
	Newell Brands Inc.	6.875%	4/1/2036	20	20
	Newell Brands Inc.	7.000%	4/1/2046	30	27
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[7]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	45	45
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	90	90
[7]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	95	101
[7]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	105	113
[7]	Ontario Gaming GTA LP	8.000%	8/1/2030	40	40
[7]	Phinia Inc.	6.625%	10/15/2032	30	31
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	25	25
[5,7]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	25
	Service Corp. International	4.000%	5/15/2031	5	5
[7]	Six Flags Entertainment Corp.	6.625%	5/1/2032	30	31
[7]	Standard Building Solutions Inc.	6.500%	8/15/2032	35	36
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	25	25
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	765	765
[2,10]	Stellantis NV	1.250%	6/20/2033	200	186
[7]	Studio City Co. Ltd.	7.000%	2/15/2027	125	126
[7]	Studio City Finance Ltd.	5.000%	1/15/2029	50	48
	Tapestry Inc.	5.100%	3/11/2030	150	153
[7]	Vail Resorts Inc.	5.625%	7/15/2030	85	86
[7]	Vail Resorts Inc.	6.500%	5/15/2032	95	98
[7]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	310	311
[10]	Volkswagen International Finance NV	3.748%	Perpetual	100	117
[7]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	15	15
	Whirlpool Corp.	6.500%	6/15/2033	85	85
[7]	Wynn Macau Ltd.	5.625%	8/26/2028	10	10
[7]	Wynn Macau Ltd.	5.125%	12/15/2029	40	39
11

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wynn Macau Ltd.	6.750%	2/15/2034	50	51
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	150	149
					14,962
Consumer Staples (1.8%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/2028	55	56
[7]	Albertsons Cos. Inc.	6.250%	3/15/2033	150	154
	Altria Group Inc.	3.400%	2/4/2041	135	105
	Altria Group Inc.	3.875%	9/16/2046	150	115
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	200	198
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	150	155
	Avery Dennison Corp.	4.875%	12/6/2028	192	196
	BAT Capital Corp.	3.557%	8/15/2027	237	235
	BAT Capital Corp.	2.259%	3/25/2028	220	210
	BAT Capital Corp.	6.343%	8/2/2030	250	270
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,178
	BAT Capital Corp.	5.650%	3/16/2052	90	86
	BAT Capital Corp.	7.081%	8/2/2053	420	480
[2,10]	British American Tobacco plc	3.000%	Perpetual	600	702
	Conagra Brands Inc.	5.300%	10/1/2026	285	288
[7]	Energizer Holdings Inc.	4.750%	6/15/2028	208	204
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	180	173
[7]	Energizer Holdings Inc.	6.000%	9/15/2033	90	88
[7]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	145	145
[7]	Imperial Brands Finance plc	6.125%	7/27/2027	200	206
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	500	503
[2,10]	Imperial Brands Finance plc	3.875%	2/12/2034	200	233
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	250	259
[7]	JBS USA LUX Sarl	5.950%	4/20/2035	1	1
[7]	JBS USA LUX Sarl	6.375%	2/25/2055	1,160	1,211
[7]	KeHE Distributors LLC	9.000%	2/15/2029	100	105
	Kraft Heinz Foods Co.	3.750%	4/1/2030	320	311
	Kraft Heinz Foods Co.	4.375%	6/1/2046	470	391
	Kraft Heinz Foods Co.	5.500%	6/1/2050	435	411
	Kroger Co.	5.000%	9/15/2034	390	393
	Kroger Co.	4.450%	2/1/2047	93	79
	Kroger Co.	5.500%	9/15/2054	350	341
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	141	135
[7]	Mars Inc.	5.000%	3/1/2032	190	194
[7]	Mars Inc.	5.200%	3/1/2035	1,002	1,024
[7]	Mars Inc.	5.700%	5/1/2055	1,040	1,054
[7]	Mars Inc.	5.800%	5/1/2065	530	541
[7]	Opal Bidco SAS	6.500%	3/31/2032	215	220
[7]	Performance Food Group Inc.	5.500%	10/15/2027	60	60
[7]	Performance Food Group Inc.	4.250%	8/1/2029	20	19
[7]	Performance Food Group Inc.	6.125%	9/15/2032	55	56
	Philip Morris International Inc.	5.625%	11/17/2029	225	237
[10]	Philip Morris International Inc.	3.250%	6/6/2032	100	116
	Philip Morris International Inc.	5.375%	2/15/2033	100	104
	Philip Morris International Inc.	4.875%	4/30/2035	520	520
	Philip Morris International Inc.	4.500%	3/20/2042	106	96
[7]	Post Holdings Inc.	5.500%	12/15/2029	41	41
[7]	Post Holdings Inc.	6.250%	2/15/2032	90	93
[7]	Post Holdings Inc.	6.375%	3/1/2033	55	56
	Tyson Foods Inc.	3.550%	6/2/2027	500	495
[7]	US Foods Inc.	6.875%	9/15/2028	10	10
[7]	US Foods Inc.	4.750%	2/15/2029	42	41
[7]	US Foods Inc.	5.750%	4/15/2033	35	35
					14,629
Energy (3.5%)
[7]	Antero Midstream Partners LP	6.625%	2/1/2032	45	46
[7]	Antero Midstream Partners LP	5.750%	10/15/2033	65	65
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	125	128
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	65	66
[7]	Blue Racer Midstream LLC	6.625%	7/15/2026	295	295
[7]	Blue Racer Midstream LLC	7.000%	7/15/2029	80	83
[7]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	32
	Boardwalk Pipelines LP	4.800%	5/3/2029	85	86
	BP Capital Markets America Inc.	3.060%	6/17/2041	386	294
	BP Capital Markets America Inc.	2.939%	6/4/2051	517	334
12

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,10]	BP Capital Markets BV	0.933%	12/4/2040	200	149
[10]	BP Capital Markets plc	3.625%	Perpetual	100	117
[5,7]	California Resources Corp.	7.000%	1/15/2034	50	50
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	3	3
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	90	80
	Cheniere Energy Inc.	4.625%	10/15/2028	47	47
	Cheniere Energy Partners LP	3.250%	1/31/2032	160	146
	Cheniere Energy Partners LP	5.950%	6/30/2033	30	32
[7]	Cheniere Energy Partners LP	5.550%	10/30/2035	610	624
[7]	Chord Energy Corp.	6.000%	10/1/2030	50	50
[7]	Chord Energy Corp.	6.750%	3/15/2033	35	35
[7]	Civitas Resources Inc.	8.375%	7/1/2028	50	52
[7]	Civitas Resources Inc.	8.625%	11/1/2030	20	21
[7]	Civitas Resources Inc.	8.750%	7/1/2031	65	67
[7]	Civitas Resources Inc.	9.625%	6/15/2033	135	143
[7]	CNX Resources Corp.	7.375%	1/15/2031	29	30
[7]	CNX Resources Corp.	7.250%	3/1/2032	91	94
	ConocoPhillips Co.	3.800%	3/15/2052	140	105
	DCP Midstream Operating LP	5.625%	7/15/2027	240	245
	Devon Energy Corp.	4.750%	5/15/2042	113	98
[7]	Diamond Foreign Asset Co.	8.500%	10/1/2030	110	117
	Diamondback Energy Inc.	5.200%	4/18/2027	590	599
	Diamondback Energy Inc.	5.750%	4/18/2054	180	173
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	310	325
	Enbridge Inc.	6.200%	11/15/2030	540	583
	Enbridge Inc.	6.700%	11/15/2053	205	229
	Energy Transfer LP	4.400%	3/15/2027	415	416
	Energy Transfer LP	5.250%	4/15/2029	139	143
	Energy Transfer LP	5.250%	7/1/2029	215	221
	Energy Transfer LP	5.300%	4/1/2044	120	110
	Energy Transfer LP	5.150%	3/15/2045	200	180
	Energy Transfer LP	5.400%	10/1/2047	319	292
	Energy Transfer LP	5.950%	5/15/2054	205	199
[2,10]	Eni SpA	3.375%	Perpetual	100	116
	Enterprise Products Operating LLC	3.700%	1/31/2051	305	227
	EOG Resources Inc.	5.650%	12/1/2054	470	471
	EQT Corp.	7.500%	6/1/2027	95	97
	EQT Corp.	3.900%	10/1/2027	50	50
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	127	140
[7]	Excelerate Energy LP	8.000%	5/15/2030	110	117
[10]	Exxon Mobil Corp.	1.408%	6/26/2039	100	85
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,009	983
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	889	808
	Genesis Energy LP	8.250%	1/15/2029	155	162
	Genesis Energy LP	8.000%	5/15/2033	45	47
	Helmerich & Payne Inc.	4.650%	12/1/2027	65	65
	Helmerich & Payne Inc.	4.850%	12/1/2029	40	40
	Hess Corp.	7.875%	10/1/2029	160	181
[7]	Hess Midstream Operations LP	6.500%	6/1/2029	35	36
[7]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	77
	Kinder Morgan Inc.	5.150%	6/1/2030	420	433
[7]	Kinetik Holdings LP	6.625%	12/15/2028	45	46
[7]	Kinetik Holdings LP	5.875%	6/15/2030	10	10
	Marathon Petroleum Corp.	5.150%	3/1/2030	750	771
[7]	Matador Resources Co.	6.250%	4/15/2033	15	15
	MPLX LP	4.800%	2/15/2029	110	112
	Occidental Petroleum Corp.	5.000%	8/1/2027	235	238
	Occidental Petroleum Corp.	6.375%	9/1/2028	197	206
	Occidental Petroleum Corp.	5.200%	8/1/2029	295	300
	Occidental Petroleum Corp.	7.500%	5/1/2031	70	79
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
	ONEOK Inc.	5.550%	11/1/2026	210	213
	ONEOK Inc.	5.800%	11/1/2030	230	242
[2,10]	ORLEN SA	3.625%	7/2/2032	215	250
[7]	ORLEN SA	6.000%	1/30/2035	280	292
[7]	Permian Resources Operating LLC	5.875%	7/1/2029	180	180
[7]	Permian Resources Operating LLC	9.875%	7/15/2031	12	13
	Petrobras Global Finance BV	5.125%	9/10/2030	597	590
	Petrobras Global Finance BV	6.250%	1/10/2036	629	621
13

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Petronas Capital Ltd.	4.950%	1/3/2031	137	142
[7]	Petronas Capital Ltd.	5.340%	4/3/2035	617	643
	Phillips 66 Co.	5.250%	6/15/2031	290	301
	Phillips 66 Co.	5.650%	6/15/2054	300	288
	Plains All American Pipeline LP	4.700%	1/15/2031	150	150
	Plains All American Pipeline LP	5.600%	1/15/2036	200	202
[2]	Raizen Fuels Finance SA	6.250%	7/8/2032	400	391
	Range Resources Corp.	8.250%	1/15/2029	70	72
[7]	Rockies Express Pipeline LLC	6.750%	3/15/2033	25	26
[2]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,980	5,858
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	115	115
[7]	Schlumberger Holdings Corp.	5.000%	5/29/2027	360	365
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	79	84
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	25	26
	Suncor Energy Inc.	4.000%	11/15/2047	147	112
	Suncor Energy Inc.	3.750%	3/4/2051	60	43
[7]	Sunoco LP	5.625%	3/15/2031	50	50
[7]	Sunoco LP	7.875%	Perpetual	75	76
[7]	Tallgrass Energy Partners LP	7.375%	2/15/2029	67	69
[7]	Tallgrass Energy Partners LP	6.000%	12/31/2030	45	44
[7]	Tallgrass Energy Partners LP	6.750%	3/15/2034	100	99
	Targa Resources Corp.	5.200%	7/1/2027	110	112
	Targa Resources Corp.	6.150%	3/1/2029	455	479
	Targa Resources Corp.	6.125%	3/15/2033	175	186
	Targa Resources Corp.	6.500%	3/30/2034	420	457
	Targa Resources Partners LP	6.875%	1/15/2029	45	46
[2,10]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	220
[2,10]	TotalEnergies SE	1.625%	Perpetual	200	226
[2,10]	TotalEnergies SE	2.000%	Perpetual	200	231
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	33	33
[7]	Transocean International Ltd.	8.250%	5/15/2029	5	5
[7]	Transocean International Ltd.	8.750%	2/15/2030	45	47
[7]	Transocean International Ltd.	8.500%	5/15/2031	45	44
[5,7]	Transocean International Ltd.	7.875%	10/15/2032	35	35
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	61	62
[7]	Valaris Ltd.	8.375%	4/30/2030	113	117
	Valero Energy Corp.	5.150%	2/15/2030	290	299
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	245	235
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	75	78
[7]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	45	42
[7]	Venture Global LNG Inc.	9.500%	2/1/2029	185	204
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	70	74
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	95	103
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	35	37
[7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	40	43
[7]	Vital Energy Inc.	7.750%	7/31/2029	30	30
[7]	Vital Energy Inc.	7.875%	4/15/2032	11	11
[5,7]	Weatherford International Ltd.	6.750%	10/15/2033	45	45
	Western Midstream Operating LP	4.500%	3/1/2028	215	215
	Western Midstream Operating LP	4.750%	8/15/2028	236	238
					28,634
Financials (12.0%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	444	451
[2,10]	ABN AMRO Bank NV	5.125%	2/22/2033	100	123
	AerCap Ireland Capital DAC	2.450%	10/29/2026	150	147
	AerCap Ireland Capital DAC	6.100%	1/15/2027	860	879
	AerCap Ireland Capital DAC	4.875%	4/1/2028	510	518
[5]	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	355
	AerCap Ireland Capital DAC	3.850%	10/29/2041	300	247
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	18	19
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	50	51
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	52	54
	Ally Financial Inc.	5.737%	5/15/2029	245	251
	American Express Co.	5.043%	7/26/2028	376	382
	American Express Co.	5.085%	1/30/2031	360	371
	American International Group Inc.	4.850%	5/7/2030	1,330	1,361
[7]	AmWINS Group Inc.	6.375%	2/15/2029	60	61
[7]	AmWINS Group Inc.	4.875%	6/30/2029	10	10
	Aon North America Inc.	5.150%	3/1/2029	670	690
14

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon North America Inc.	5.750%	3/1/2054	320	322
	Apollo Global Management Inc.	5.150%	8/12/2035	200	201
	Apollo Global Management Inc.	5.800%	5/21/2054	433	439
	Apollo Global Management Inc.	6.000%	12/15/2054	330	329
[2,10]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	600	708
	Ares Capital Corp.	5.875%	3/1/2029	200	206
	Ares Strategic Income Fund	5.700%	3/15/2028	280	284
[2,10]	Argenta Spaarbank NV	1.375%	2/8/2029	200	226
[2,10]	Aroundtown SA	1.450%	7/9/2028	200	225
[2,10]	Aroundtown SA	3.500%	5/13/2030	300	350
	Arthur J Gallagher & Co.	4.600%	12/15/2027	407	411
	Assurant Inc.	4.900%	3/27/2028	28	28
[7]	Athene Global Funding	1.985%	8/19/2028	750	705
	Athene Holding Ltd.	3.450%	5/15/2052	61	40
	Athene Holding Ltd.	6.250%	4/1/2054	57	58
	Athene Holding Ltd.	6.625%	10/15/2054	187	189
[10]	Athora Holding Ltd.	6.625%	6/16/2028	300	381
[10]	Athora Holding Ltd.	5.875%	9/10/2034	100	127
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	320	354
[9]	Aviva plc	6.875%	11/27/2053	100	142
[9]	Aviva plc	6.125%	9/12/2054	100	135
	Bank of America Corp.	5.933%	9/15/2027	1,000	1,016
	Bank of America Corp.	5.744%	2/12/2036	1,020	1,062
[2]	Bank of America Corp.	4.078%	4/23/2040	340	303
[2,10]	Bank of Cyprus PCL	2.500%	6/24/2027	100	117
[2,10]	Bank of Cyprus PCL	5.000%	5/2/2029	100	123
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	310	345
	Bank of New York Mellon Corp.	5.316%	6/6/2036	954	987
	Barclays plc	4.837%	9/10/2028	158	160
	Barclays plc	7.385%	11/2/2028	200	212
	Barclays plc	5.086%	2/25/2029	431	439
[9]	Barclays plc	3.750%	11/22/2030	100	134
	Barclays plc	3.330%	11/24/2042	200	154
[2,10]	Belfius Bank SA	1.250%	4/6/2034	200	219
[2,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	386	431
[2,9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	100	125
	Block Inc.	2.750%	6/1/2026	10	10
[7]	Block Inc.	5.625%	8/15/2030	40	41
	Block Inc.	6.500%	5/15/2032	145	150
[7]	Block Inc.	6.000%	8/15/2033	30	31
[7]	BNP Paribas SA	5.283%	11/19/2030	110	113
[2,9]	BNP Paribas SA	2.000%	5/24/2031	400	528
[2,10]	BNP Paribas SA	2.500%	3/31/2032	100	117
[2,10]	BNP Paribas SA	0.875%	8/31/2033	200	220
[9]	BPCE SA	5.250%	4/16/2029	300	403
[9]	BPCE SA	2.500%	11/30/2032	600	763
	Brown & Brown Inc.	4.700%	6/23/2028	216	218
	Capital One Financial Corp.	3.750%	7/28/2026	230	229
	Capital One Financial Corp.	5.468%	2/1/2029	120	123
	Capital One Financial Corp.	3.273%	3/1/2030	480	463
[2]	Capital One Financial Corp.	7.624%	10/30/2031	164	186
	Capital One Financial Corp.	6.183%	1/30/2036	1,155	1,199
	Carlyle Group Inc.	5.050%	9/19/2035	206	204
	Charles Schwab Corp.	6.136%	8/24/2034	509	554
	Citigroup Inc.	4.643%	5/7/2028	3,040	3,060
	Citigroup Inc.	4.542%	9/19/2030	1,320	1,326
	Citigroup Inc.	6.174%	5/25/2034	170	181
	Citigroup Inc.	5.827%	2/13/2035	280	291
	Citigroup Inc.	6.020%	1/24/2036	340	357
	Citigroup Inc.	5.174%	9/11/2036	589	595
	Citigroup Inc.	4.650%	7/30/2045	145	131
	Citizens Financial Group Inc.	5.253%	3/5/2031	233	239
[2,9]	Close Brothers Finance plc	1.625%	12/3/2030	100	113
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	255
	Corebridge Financial Inc.	3.650%	4/5/2027	150	149
	Corebridge Financial Inc.	3.850%	4/5/2029	330	325
	Corebridge Financial Inc.	3.900%	4/5/2032	200	191
	Corebridge Financial Inc.	4.350%	4/5/2042	190	165
	Corebridge Financial Inc.	4.400%	4/5/2052	300	248
[7]	Credit Acceptance Corp.	6.625%	3/15/2030	105	105
15

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Credit Agricole SA	4.631%	9/11/2028	250	252
[2,10]	Credit Mutuel Arkea SA	4.810%	5/15/2035	200	245
	Credit Suisse USA LLC	7.125%	7/15/2032	340	391
[7]	Danske Bank A/S	5.427%	3/1/2028	200	203
	Deutsche Bank AG	5.297%	5/9/2031	505	517
	Deutsche Bank AG	4.950%	8/4/2031	881	889
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	300	354
[2,10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	400	477
	Equitable Holdings Inc.	5.000%	4/20/2048	102	94
[2,10]	Eurobank SA	4.000%	2/7/2036	100	118
	Fifth Third Bancorp	6.339%	7/27/2029	280	295
	Fifth Third Bancorp	4.895%	9/6/2030	380	386
[7]	Focus Financial Partners LLC	6.750%	9/15/2031	45	46
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	10	11
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	55	58
[7]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	40	41
	GATX Corp.	3.250%	9/15/2026	41	41
	GATX Corp.	4.550%	11/7/2028	22	22
	GATX Corp.	4.700%	4/1/2029	51	52
[2,10]	Generali	5.500%	10/27/2047	100	121
[7]	GGAM Finance Ltd.	8.000%	2/15/2027	60	61
[7]	GGAM Finance Ltd.	8.000%	6/15/2028	35	37
[7]	Global Atlantic Fin Co.	7.950%	6/15/2033	372	431
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	310	327
	Goldman Sachs Group Inc.	4.692%	10/23/2030	380	385
	Goldman Sachs Group Inc.	6.750%	10/1/2037	200	224
	Goldman Sachs Group Inc.	2.908%	7/21/2042	225	166
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	140	130
	Goldman Sachs Group Inc.	5.561%	11/19/2045	1,400	1,421
	Golub Capital Private Credit Fund	5.875%	5/1/2030	330	336
[7]	Howden UK Refinance plc	7.250%	2/15/2031	25	26
[7]	Howden UK Refinance plc	8.125%	2/15/2032	55	57
[7]	HPS Corporate Lending Fund	4.900%	9/11/2028	547	544
	HPS Corporate Lending Fund	5.950%	4/14/2032	290	295
	HSBC Holdings plc	5.887%	8/14/2027	671	680
	HSBC Holdings plc	5.130%	11/19/2028	419	426
[2]	HSBC Holdings plc	3.973%	5/22/2030	450	443
	HSBC Holdings plc	2.804%	5/24/2032	400	362
	HSBC Holdings plc	5.874%	11/18/2035	14	14
	HSBC Holdings plc	6.332%	3/9/2044	175	192
	HSBC USA Inc.	4.650%	6/3/2028	682	691
[7]	HUB International Ltd.	7.250%	6/15/2030	20	21
[7]	HUB International Ltd.	7.375%	1/31/2032	25	26
	Huntington Bancshares Inc.	6.208%	8/21/2029	800	842
	Huntington Bancshares Inc.	5.272%	1/15/2031	109	112
	Huntington Bancshares Inc.	5.709%	2/2/2035	583	607
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	128
	Huntington National Bank	4.871%	4/12/2028	621	628
[2,10]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	3.625%	9/1/2028	148	146
	Intercontinental Exchange Inc.	4.950%	6/15/2052	100	93
[2,10]	IWG US Finance LLC	6.500%	6/28/2030	100	128
[10]	IWG US Finance LLC	5.125%	5/14/2032	100	120
[10]	JAB Holdings BV	4.375%	4/25/2034	300	364
	JPMorgan Chase & Co.	5.040%	1/23/2028	300	303
	JPMorgan Chase & Co.	5.571%	4/22/2028	450	460
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	587
	JPMorgan Chase & Co.	4.505%	10/22/2028	740	746
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	475
	JPMorgan Chase & Co.	5.140%	1/24/2031	700	723
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,390	1,442
	JPMorgan Chase & Co.	6.400%	5/15/2038	200	227
	JPMorgan Chase & Co.	5.500%	10/15/2040	50	52
	KeyBank NA	5.000%	1/26/2033	100	101
	KeyCorp	6.401%	3/6/2035	110	119
	KKR & Co. Inc.	5.100%	8/7/2035	112	112
	Lloyds Banking Group plc	6.068%	6/13/2036	191	201
[7]	Lseg US Fin Corp.	4.875%	3/28/2027	200	202
	M&T Bank Corp.	5.179%	7/8/2031	430	440
	M&T Bank Corp.	6.082%	3/13/2032	708	752
16

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M&T Bank Corp.	5.053%	1/27/2034	127	127
	M&T Bank Corp.	5.400%	7/30/2035	464	468
[2]	M&T Bank Corp.	5.385%	1/16/2036	70	71
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	250	246
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	1,500	1,520
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	492	497
	MetLife Inc.	4.875%	11/13/2043	100	94
	MetLife Inc.	5.000%	7/15/2052	100	93
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Morgan Stanley	3.950%	4/23/2027	174	174
[2]	Morgan Stanley	5.652%	4/13/2028	399	408
	Morgan Stanley	4.654%	10/18/2030	730	738
	Morgan Stanley	5.230%	1/15/2031	651	672
[2]	Morgan Stanley	2.511%	10/20/2032	640	571
	Morgan Stanley	5.466%	1/18/2035	350	364
	Morgan Stanley	5.664%	4/17/2036	725	765
[2]	Morgan Stanley	3.971%	7/22/2038	175	157
[2]	Morgan Stanley	4.457%	4/22/2039	140	132
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	560	566
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	256
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,239	1,257
	Nasdaq Inc.	5.350%	6/28/2028	269	277
	Nasdaq Inc.	3.950%	3/7/2052	24	19
	Nasdaq Inc.	5.950%	8/15/2053	300	314
[7]	National Australia Bank Ltd.	2.990%	5/21/2031	250	228
	National Bank of Canada	4.950%	2/1/2028	890	900
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	50	51
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	60	61
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	35	37
[2]	NatWest Group plc	4.892%	5/18/2029	200	203
	NatWest Group plc	5.115%	5/23/2031	210	215
[2,9]	NatWest Group plc	2.105%	11/28/2031	100	131
	Navient Corp.	4.875%	3/15/2028	8	8
	Navient Corp.	9.375%	7/25/2030	30	33
[7]	New York Life Global Funding	4.850%	1/9/2028	500	509
[2,10]	Oldenburgische Landesbank AG	8.500%	4/24/2034	200	266
[7]	Omnis Funding Trust	6.722%	5/15/2055	551	594
	OneMain Finance Corp.	3.500%	1/15/2027	65	64
	OneMain Finance Corp.	6.125%	5/15/2030	25	25
	OneMain Finance Corp.	6.500%	3/15/2033	70	70
[7]	Panther Escrow Issuer LLC	7.125%	6/1/2031	51	53
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	2	2
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	225	239
[9]	Phoenix Group Holdings plc	6.625%	12/18/2025	100	135
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,330	1,384
	PNC Financial Services Group Inc.	6.875%	10/20/2034	500	567
	PNC Financial Services Group Inc.	5.575%	1/29/2036	70	73
	Prudential Financial Inc.	3.935%	12/7/2049	250	197
	Prudential Financial Inc.	6.500%	3/15/2054	150	161
[2,10]	Public Property Invest A/S	4.625%	3/12/2030	100	120
[2,10]	Public Property Invest A/S	4.375%	10/1/2032	100	118
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	300	350
[10]	Raiffeisen Bank International AG	1.375%	6/17/2033	300	335
	Regions Financial Corp.	5.722%	6/6/2030	1,225	1,276
	Regions Financial Corp.	5.502%	9/6/2035	813	835
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	60	62
[7]	Rocket Cos. Inc.	6.375%	8/1/2033	90	93
[7]	Rocket Mortgage LLC	2.875%	10/15/2026	55	54
[7]	Rocket Mortgage LLC	3.875%	3/1/2031	50	47
[9]	Rothesay Life plc	8.000%	10/30/2025	100	135
[9]	Rothesay Life plc	3.375%	7/12/2026	300	399
[2]	Royal Bank of Canada	5.200%	8/1/2028	120	124
[2]	Royal Bank of Canada	4.522%	10/18/2028	697	703
[2]	Royal Bank of Canada	4.969%	8/2/2030	513	525
[2]	Royal Bank of Canada	4.650%	10/18/2030	590	597
[7]	Ryan Specialty LLC	5.875%	8/1/2032	80	81
	Santander UK Group Holdings plc	4.320%	9/22/2029	908	906
[9]	Scottish Widows Ltd.	7.000%	6/16/2043	100	137
[7]	Shift4 Payments LLC	6.750%	8/15/2032	40	41
[7]	Sixth Street Lending Partners	6.125%	7/15/2030	520	538
17

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	230	284
[2,10]	Societe Generale SA	1.125%	6/30/2031	100	116
[2,10]	Societe Generale SA	3.750%	5/17/2035	200	233
	State Street Corp.	4.834%	4/24/2030	965	991
	Suci Second Investment Co.	4.375%	9/10/2027	2,085	2,086
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/2026	720	730
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	400	413
	Synovus Financial Corp.	6.168%	11/1/2030	595	618
[2,10]	Talanx AG	2.250%	12/5/2047	300	346
	Toronto-Dominion Bank	4.783%	12/17/2029	750	767
[10]	Triodos Bank NV	4.875%	9/12/2029	300	364
[2]	Truist Financial Corp.	5.071%	5/20/2031	1,156	1,185
	UBS AG	5.000%	7/9/2027	800	813
	UBS AG	4.864%	1/10/2028	250	252
	UBS AG	7.500%	2/15/2028	500	538
[7]	UBS Group AG	4.282%	1/9/2028	1,430	1,430
[7]	UBS Group AG	4.253%	3/23/2028	200	200
[7]	UBS Group AG	3.869%	1/12/2029	350	347
[7]	UBS Group AG	4.151%	12/23/2029	1,410	1,407
[7]	UBS Group AG	5.617%	9/13/2030	345	360
[7]	UBS Group AG	4.398%	9/23/2031	750	748
[7]	UBS Group AG	3.091%	5/14/2032	280	259
[7]	UBS Group AG	5.580%	5/9/2036	895	931
[7]	UBS Group AG	5.010%	3/23/2037	1,515	1,508
	US Bancorp	5.775%	6/12/2029	940	978
	US Bancorp	5.083%	5/15/2031	617	634
[2]	US Bancorp	4.967%	7/22/2033	13	13
	US Bancorp	5.850%	10/21/2033	188	200
	US Bancorp	4.839%	2/1/2034	220	221
	US Bancorp	5.836%	6/12/2034	340	362
[7]	USI Inc.	7.500%	1/15/2032	12	13
[7]	UWM Holdings LLC	6.625%	2/1/2030	30	31
[2]	Wells Fargo & Co.	2.393%	6/2/2028	490	476
[2]	Wells Fargo & Co.	5.557%	7/25/2034	269	283
	Wells Fargo & Co.	6.491%	10/23/2034	343	381
[2]	Wells Fargo & Co.	3.068%	4/30/2041	175	136
	Wells Fargo & Co.	5.375%	11/2/2043	155	151
[2]	Wells Fargo & Co.	4.611%	4/25/2053	50	44
[7]	WEX Inc.	6.500%	3/15/2033	35	36
	Willis North America Inc.	2.950%	9/15/2029	904	859
					98,497
Health Care (1.9%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	82	84
	AbbVie Inc.	5.500%	3/15/2064	125	125
	Amgen Inc.	4.950%	10/1/2041	450	424
	Amgen Inc.	5.650%	3/2/2053	445	444
	Amgen Inc.	5.750%	3/2/2063	95	95
[7]	Bausch + Lomb Corp.	8.375%	10/1/2028	8	8
[10]	Bayer AG	1.000%	1/12/2036	200	175
[2,10]	Bayer AG	6.625%	9/25/2083	200	250
	Becton Dickinson & Co.	4.874%	2/8/2029	365	372
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	240	157
	Cardinal Health Inc.	5.750%	11/15/2054	765	767
	Cencora Inc.	4.625%	12/15/2027	195	197
	Cencora Inc.	4.300%	12/15/2047	300	250
[2]	CommonSpirit Health	4.350%	11/1/2042	300	259
[7]	Community Health Systems Inc.	10.875%	1/15/2032	85	90
[7]	Community Health Systems Inc.	9.750%	1/15/2034	95	98
	CVS Health Corp.	1.750%	8/21/2030	476	418
	CVS Health Corp.	6.000%	6/1/2044	325	329
[7]	DaVita Inc.	4.625%	6/1/2030	100	96
[7]	DaVita Inc.	3.750%	2/15/2031	40	37
[7]	DaVita Inc.	6.875%	9/1/2032	80	83
[7]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	215	221
	Elevance Health Inc.	3.125%	5/15/2050	50	33
	Elevance Health Inc.	6.100%	10/15/2052	210	219
	Elevance Health Inc.	5.700%	2/15/2055	835	827
	Elevance Health Inc.	5.700%	9/15/2055	500	496
18

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Endo Finance Holdings Inc.	8.500%	4/15/2031	45	48
[7]	Fortrea Holdings Inc.	7.500%	7/1/2030	40	38
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	150	153
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	310	315
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	290	300
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	270	298
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	730	642
	HCA Inc.	5.000%	3/1/2028	150	153
	HCA Inc.	5.250%	3/1/2030	285	294
[7]	IQVIA Inc.	6.250%	6/1/2032	105	108
[7]	LifePoint Health Inc.	11.000%	10/15/2030	35	39
	McKesson Corp.	4.950%	5/30/2032	2,290	2,346
[7]	Medline Borrower LP	3.875%	4/1/2029	28	27
[7]	Medline Borrower LP	6.250%	4/1/2029	25	26
[7]	Medline Borrower LP	5.250%	10/1/2029	25	25
	Merck & Co. Inc.	5.150%	5/17/2063	265	249
[7]	Organon & Co.	6.750%	5/15/2034	30	29
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	387
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	147
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	140
[7]	Radiology Partners Inc.	8.500%	7/15/2032	75	78
	Revvity Inc.	3.300%	9/15/2029	1	1
[7]	Star Parent Inc.	9.000%	10/1/2030	62	66
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	131
	Tenet Healthcare Corp.	6.125%	10/1/2028	49	49
	Tenet Healthcare Corp.	4.250%	6/1/2029	60	59
	Tenet Healthcare Corp.	6.750%	5/15/2031	95	98
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	57	56
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	30	30
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	49	36
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
[2,10]	Thermo Fisher Scientific Inc.	1.875%	10/1/2049	100	75
	UnitedHealth Group Inc.	4.400%	6/15/2028	165	167
	UnitedHealth Group Inc.	4.650%	1/15/2031	700	709
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	155
	UnitedHealth Group Inc.	2.750%	5/15/2040	315	235
	UnitedHealth Group Inc.	5.950%	6/15/2055	270	281
	UnitedHealth Group Inc.	6.050%	2/15/2063	100	104
	UnitedHealth Group Inc.	5.200%	4/15/2063	455	417
	Zoetis Inc.	4.700%	2/1/2043	105	97
					15,285
Industrials (1.8%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	75	76
[7]	Air Canada	3.875%	8/15/2026	200	198
	Allegion plc	3.500%	10/1/2029	4	4
[7]	Allison Transmission Inc.	4.750%	10/1/2027	155	154
[7]	American Airlines Inc.	7.250%	2/15/2028	44	45
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	135	132
[7]	Arcosa Inc.	6.875%	8/15/2032	20	21
[7]	Axon Enterprise Inc.	6.250%	3/15/2033	10	10
	Boeing Co.	5.040%	5/1/2027	610	617
	Boeing Co.	6.298%	5/1/2029	20	21
	Boeing Co.	5.150%	5/1/2030	265	272
	Boeing Co.	3.625%	2/1/2031	675	646
	Boeing Co.	6.388%	5/1/2031	661	720
	Boeing Co.	6.528%	5/1/2034	781	864
	Boeing Co.	5.805%	5/1/2050	250	250
	Boeing Co.	6.858%	5/1/2054	586	669
	Boeing Co.	5.930%	5/1/2060	400	401
[7]	Bombardier Inc.	7.250%	7/1/2031	45	48
[7]	Bombardier Inc.	7.000%	6/1/2032	45	47
[7]	Bombardier Inc.	6.750%	6/15/2033	20	21
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	450	476
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	136
[7]	BWX Technologies Inc.	4.125%	6/30/2028	100	98
	Canadian Pacific Railway Co.	3.500%	5/1/2050	142	104
[7]	Chart Industries Inc.	7.500%	1/1/2030	25	26
[7]	Chart Industries Inc.	9.500%	1/1/2031	15	16
19

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,10]	CIMIC Finance Ltd.	1.500%	5/28/2029	400	436
[7]	Clean Harbors Inc.	4.875%	7/15/2027	75	75
[7]	Clean Harbors Inc.	6.375%	2/1/2031	50	51
[5,7]	Clean Harbors Inc.	5.750%	10/15/2033	75	76
	CSX Corp.	3.800%	11/1/2046	283	225
[7]	Delta Air Lines Inc.	4.750%	10/20/2028	1,011	1,017
	Eaton Capital ULC	4.450%	5/9/2030	230	232
[7]	Enpro Inc.	6.125%	6/1/2033	40	41
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	920	1,073
[7]	First Student Bidco Inc.	4.000%	7/31/2029	75	71
[7]	Gates Corp.	6.875%	7/1/2029	40	42
[2,10]	Gatwick Funding Ltd.	3.875%	6/24/2035	100	117
	General Electric Co.	4.900%	1/29/2036	522	529
[7]	Genesee & Wyoming Inc.	6.250%	4/15/2032	65	66
[2,10]	Heathrow Funding Ltd.	3.875%	1/16/2036	100	116
[7]	Herc Holdings Inc.	6.625%	6/15/2029	45	46
[7]	Herc Holdings Inc.	7.000%	6/15/2030	40	42
[7]	Herc Holdings Inc.	7.250%	6/15/2033	25	26
	Honeywell International Inc.	5.250%	3/1/2054	60	58
	Honeywell International Inc.	5.350%	3/1/2064	20	19
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	350	361
[7]	JetBlue Airways Corp.	9.875%	9/20/2031	87	88
	Lockheed Martin Corp.	4.300%	6/15/2062	360	290
[2,9]	Motability Operations Group plc	2.125%	1/18/2042	300	236
	Otis Worldwide Corp.	5.131%	9/4/2035	241	244
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	105	102
	RTX Corp.	4.875%	10/15/2040	127	122
	RTX Corp.	6.400%	3/15/2054	183	205
[2]	Ryder System Inc.	5.300%	3/15/2027	130	132
[7]	Siemens Funding BV	5.900%	5/28/2065	490	529
[7]	Spirit AeroSystems Inc.	9.375%	11/30/2029	64	67
[7]	Spirit AeroSystems Inc.	9.750%	11/15/2030	83	91
[7]	TopBuild Corp.	3.625%	3/15/2029	135	130
[7]	TopBuild Corp.	4.125%	2/15/2032	25	23
[7]	TopBuild Corp.	5.625%	1/31/2034	65	65
[7]	TransDigm Inc.	6.750%	8/15/2028	240	245
[7]	TransDigm Inc.	6.375%	3/1/2029	111	114
[7]	TransDigm Inc.	7.125%	12/1/2031	70	73
[7]	TransDigm Inc.	6.625%	3/1/2032	6	6
[7]	TransDigm Inc.	6.375%	5/31/2033	195	198
[7]	United Airlines Inc.	4.375%	4/15/2026	155	155
[7]	United Airlines Inc.	4.625%	4/15/2029	105	103
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	26	27
	United Parcel Service Inc.	6.050%	5/14/2065	300	314
[7]	WESCO Distribution Inc.	6.375%	3/15/2029	80	82
[7]	WESCO Distribution Inc.	6.625%	3/15/2032	65	68
[7]	WESCO Distribution Inc.	6.375%	3/15/2033	35	36
					14,536
Materials (1.1%)
[7]	Alumina Pty Ltd.	6.125%	3/15/2030	15	15
[7]	Alumina Pty Ltd.	6.375%	9/15/2032	120	123
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	640	647
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	470	481
[7]	Amrize Finance US LLC	5.400%	4/7/2035	40	41
[7]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/2027	5	5
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	90	83
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	25	26
[7]	Axalta Coating Systems LLC	4.750%	6/15/2027	180	179
	Ball Corp.	6.875%	3/15/2028	65	66
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	30	27
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	48	50
[7]	Big River Steel LLC	6.625%	1/31/2029	410	411
[2]	Braskem Netherlands Finance BV	4.500%	1/31/2030	1,100	414
[7]	Canpack SA	3.875%	11/15/2029	265	249
[7]	Chemours Co.	5.750%	11/15/2028	10	10
[7]	Chemours Co.	4.625%	11/15/2029	220	199
[7]	Chemours Co.	8.000%	1/15/2033	50	50
20

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	135	139
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	40	41
[7]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	60	62
[7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	35	36
[7]	Crown Americas LLC	5.875%	6/1/2033	85	86
	Eastman Chemical Co.	4.500%	12/1/2028	100	100
[7]	Element Solutions Inc.	3.875%	9/1/2028	215	209
[7]	First Quantum Minerals Ltd.	7.250%	2/15/2034	25	26
	FMC Corp.	5.650%	5/18/2033	45	45
	FMC Corp.	8.450%	11/1/2055	95	100
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	260	262
[7]	Hudbay Minerals Inc.	4.500%	4/1/2026	190	190
[7]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	105	103
[7]	Kaiser Aluminum Corp.	4.625%	3/1/2028	65	64
	LYB International Finance III LLC	3.375%	10/1/2040	339	250
[7]	Magnera Corp.	7.250%	11/15/2031	84	79
[7]	NOVA Chemicals Corp.	9.000%	2/15/2030	50	54
[7]	Novelis Corp.	4.750%	1/30/2030	186	179
[7]	Novelis Corp.	6.875%	1/30/2030	15	16
[7]	Novelis Corp.	3.875%	8/15/2031	187	170
	Nucor Corp.	3.850%	4/1/2052	100	78
	Nutrien Ltd.	5.800%	3/27/2053	155	158
[7]	Olin Corp.	6.625%	4/1/2033	60	60
[7]	Olympus Water US Holding Corp.	9.750%	11/15/2028	215	226
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	15	15
[5,7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	225	225
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	135	137
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	64	65
[7]	Qnity Electronics Inc.	5.750%	8/15/2032	50	50
[7]	Qnity Electronics Inc.	6.250%	8/15/2033	35	36
[7]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	88
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	90	94
[7]	Sealed Air Corp.	6.125%	2/1/2028	110	112
[7]	Sealed Air Corp.	5.000%	4/15/2029	20	20
[7]	Sealed Air Corp.	7.250%	2/15/2031	40	42
[2]	Sherwin-Williams Co.	4.550%	3/1/2028	615	621
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	5	5
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	207
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	590	604
[7]	SNF Group SACA	3.125%	3/15/2027	55	54
[7]	SNF Group SACA	3.375%	3/15/2030	255	237
[7]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	55	55
	Suzano Netherlands BV	5.500%	1/15/2036	360	360
[7]	Trivium Packaging Finance BV	8.250%	7/15/2030	20	21
[7]	Trivium Packaging Finance BV	12.250%	1/15/2031	20	22
[7]	Tronox Inc.	9.125%	9/30/2030	25	24
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	50	47
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	30	31
[7]	WR Grace Holdings LLC	6.625%	8/15/2032	25	25
	WRKCo Inc.	3.375%	9/15/2027	200	197
	WRKCo Inc.	4.000%	3/15/2028	100	99
					9,358
Real Estate (0.6%)
	American Homes 4 Rent LP	4.950%	6/15/2030	190	193
	Brandywine Operating Partnership LP	8.875%	4/12/2029	175	190
[5]	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	25
	Brixmor Operating Partnership LP	2.250%	4/1/2028	815	776
	COPT Defense Properties LP	2.250%	3/15/2026	545	539
[5]	COPT Defense Properties LP	4.500%	10/15/2030	61	61
[5,7]	EF Holdco	7.375%	9/30/2030	55	55
	ERP Operating LP	4.500%	7/1/2044	230	204
	Extra Space Storage LP	5.700%	4/1/2028	150	155
	Extra Space Storage LP	5.500%	7/1/2030	294	307
	Extra Space Storage LP	4.950%	1/15/2033	414	417
	Highwoods Realty LP	2.600%	2/1/2031	298	264
	Hudson Pacific Properties LP	3.950%	11/1/2027	15	14
	Hudson Pacific Properties LP	5.950%	2/15/2028	35	35
	Kimco Realty OP LLC	4.250%	4/1/2045	65	55
	Kimco Realty OP LLC	3.700%	10/1/2049	110	82
21

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPT Operating Partnership LP	3.500%	3/15/2031	80	59
[7]	MPT Operating Partnership LP	8.500%	2/15/2032	95	101
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	54	52
[7]	Park Intermediate Holdings LLC	7.000%	2/1/2030	35	36
[10]	Prologis Euro Finance LLC	3.875%	9/22/2037	100	117
	Realty Income Corp.	4.850%	3/15/2030	50	51
[7]	RHP Hotel Properties LP	6.500%	4/1/2032	35	36
[7]	RHP Hotel Properties LP	6.500%	6/15/2033	20	21
	Sabra Health Care LP	3.900%	10/15/2029	1	1
	Sabra Health Care LP	3.200%	12/1/2031	380	345
	SBA Communications Corp.	3.875%	2/15/2027	50	49
	SBA Communications Corp.	3.125%	2/1/2029	50	47
[7]	Service Properties Trust	0.000%	9/30/2027	30	26
	Service Properties Trust	5.500%	12/15/2027	40	39
	Service Properties Trust	8.375%	6/15/2029	62	63
[7]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[7]	Starwood Property Trust Inc.	6.000%	4/15/2030	70	71
[7]	Starwood Property Trust Inc.	6.500%	10/15/2030	75	78
	Weyerhaeuser Co.	6.950%	10/1/2027	50	53
[7]	XHR LP	4.875%	6/1/2029	20	20
[7]	XHR LP	6.625%	5/15/2030	25	26
					4,673
Technology (2.7%)
[7]	Amkor Technology Inc.	5.875%	10/1/2033	35	35
[7]	Bidvest Group UK plc	6.200%	9/17/2032	300	302
[7]	Boost Newco Borrower LLC	7.500%	1/15/2031	35	37
	Broadcom Inc.	4.600%	7/15/2030	1,801	1,828
	Broadcom Inc.	4.150%	11/15/2030	190	189
[7]	Broadcom Inc.	4.150%	4/15/2032	285	279
	Broadcom Inc.	4.900%	7/15/2032	835	854
[7]	Central Parent LLC	8.000%	6/15/2029	75	66
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	91	92
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	40	41
[7]	Cloud Software Group Inc.	8.250%	6/30/2032	140	149
	Cotiviti Inc.	7.625%	5/1/2031	25	25
	Dell International LLC	4.900%	10/1/2026	160	161
	Dell International LLC	4.750%	4/1/2028	780	791
[5]	Dell International LLC	4.750%	10/6/2032	540	538
	Dell International LLC	8.350%	7/15/2046	46	60
[7]	Ellucian Holdings Inc.	6.500%	12/1/2029	55	56
[7]	Entegris Inc.	5.950%	6/15/2030	300	304
[7]	Fair Isaac Corp.	6.000%	5/15/2033	60	61
[7]	Foundry JV Holdco LLC	5.500%	1/25/2031	200	208
[7]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,380	1,474
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	200	211
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	715	760
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	770	823
[7]	Gen Digital Inc.	6.250%	4/1/2033	35	36
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	1,046	1,044
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,564	1,571
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	4	4
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	537	534
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	97	98
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	293	291
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	360	344
[7]	Imola Merger Corp.	4.750%	5/15/2029	125	122
	Intel Corp.	2.450%	11/15/2029	1,270	1,179
	Intel Corp.	2.000%	8/12/2031	154	135
	Intel Corp.	5.200%	2/10/2033	254	260
	Intel Corp.	4.100%	5/19/2046	186	146
	Intel Corp.	3.734%	12/8/2047	256	188
	Intel Corp.	3.050%	8/12/2051	170	108
	Intel Corp.	5.700%	2/10/2053	284	275
	Intel Corp.	5.600%	2/21/2054	228	219
	Intel Corp.	3.100%	2/15/2060	190	113
	Intel Corp.	5.900%	2/10/2063	120	117
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	40	41
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	40	41
[7]	McAfee Corp.	7.375%	2/15/2030	70	65
22

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	5.200%	8/15/2032	635	654
	Oracle Corp.	4.800%	8/3/2028	200	203
	Oracle Corp.	4.450%	9/26/2030	1,132	1,132
	Oracle Corp.	4.800%	9/26/2032	335	335
	Oracle Corp.	5.875%	9/26/2045	235	236
	Oracle Corp.	4.000%	11/15/2047	424	328
	Oracle Corp.	3.850%	4/1/2060	381	262
	Paychex Inc.	5.350%	4/15/2032	160	166
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	31
[7]	Rocket Software Inc.	9.000%	11/28/2028	40	41
[7]	Science Applications International Corp.	5.875%	11/1/2033	25	25
	Synopsys Inc.	4.650%	4/1/2028	630	637
	Synopsys Inc.	5.150%	4/1/2035	270	274
	Synopsys Inc.	5.700%	4/1/2055	600	606
	Texas Instruments Inc.	5.150%	2/8/2054	460	444
	Texas Instruments Inc.	5.050%	5/18/2063	410	380
[7]	UKG Inc.	6.875%	2/1/2031	65	67
	Western Digital Corp.	4.750%	2/15/2026	22	22
	Workday Inc.	3.800%	4/1/2032	100	96
	X Corp.	9.500%	10/26/2029	265	266
					22,480
Utilities (2.7%)
	AEP Texas Inc.	5.850%	10/15/2055	360	359
	AEP Transmission Co. LLC	5.375%	6/15/2035	130	135
[2]	AEP Transmission Co. LLC	3.650%	4/1/2050	200	151
	AEP Transmission Co. LLC	5.400%	3/15/2053	130	129
	AES Corp.	5.450%	6/1/2028	230	236
	Ameren Corp.	5.700%	12/1/2026	10	10
[2]	American Electric Power Co. Inc.	6.050%	3/15/2056	260	261
	Atmos Energy Corp.	6.200%	11/15/2053	170	187
	Atmos Energy Corp.	5.000%	12/15/2054	570	531
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	339	277
[7]	Calpine Corp.	4.500%	2/15/2028	102	102
[7]	Calpine Corp.	4.625%	2/1/2029	25	25
[7]	Clearway Energy Operating LLC	4.750%	3/15/2028	265	262
[7]	Clearway Energy Operating LLC	3.750%	1/15/2032	10	9
[7]	Colbun SA	5.375%	9/11/2035	340	341
	Commonwealth Edison Co.	5.300%	2/1/2053	80	78
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	455	476
	Duke Energy Carolinas LLC	3.700%	12/1/2047	41	31
	Duke Energy Corp.	3.300%	6/15/2041	226	174
	Duke Energy Florida LLC	6.200%	11/15/2053	170	186
	Duke Energy Ohio Inc.	5.650%	4/1/2053	160	161
	Edison International	5.250%	3/15/2032	50	50
[7]	Enel Finance America LLC	2.875%	7/12/2041	300	215
[2,10]	Enel Finance International NV	4.500%	2/20/2043	100	119
[7]	Energuate Trust 2 0	6.350%	9/15/2035	730	735
[2,9]	Engie SA	5.750%	10/28/2050	100	121
	Entergy Texas Inc.	5.000%	9/15/2052	70	63
	Entergy Texas Inc.	5.800%	9/1/2053	160	162
	Exelon Corp.	4.450%	4/15/2046	660	562
	Exelon Corp.	4.100%	3/15/2052	100	78
	Exelon Corp.	5.600%	3/15/2053	474	464
	Exelon Corp.	5.875%	3/15/2055	900	918
[2]	FirstEnergy Corp.	2.250%	9/1/2030	70	63
[7]	FirstEnergy Transmission LLC	2.866%	9/15/2028	304	292
[7]	FirstEnergy Transmission LLC	4.750%	1/15/2033	191	191
[7]	FirstEnergy Transmission LLC	4.550%	4/1/2049	180	154
[7]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	60	60
[7]	Jersey Central Power & Light Co.	4.150%	1/15/2029	60	60
[7]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	475
[7]	Kallpa Generacion SA	5.500%	9/11/2035	360	362
	MidAmerican Energy Co.	5.300%	2/1/2055	360	350
	National Grid plc	5.602%	6/12/2028	350	362
	Nevada Power Co.	6.000%	3/15/2054	200	208
	Nevada Power Co.	6.250%	5/15/2055	210	213
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,160	1,173
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	600	624
	NiSource Inc.	5.200%	7/1/2029	650	670
23

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.850%	4/1/2055	630	640
[7]	NRG Energy Inc.	5.750%	7/15/2029	45	45
[5,7]	NRG Energy Inc.	5.750%	1/15/2034	100	100
[7]	NRG Energy Inc.	6.250%	11/1/2034	40	41
[5,7]	NRG Energy Inc.	6.000%	1/15/2036	125	125
	OGE Energy Corp.	5.450%	5/15/2029	40	42
	Pacific Gas & Electric Co.	2.500%	2/1/2031	37	33
	Pacific Gas & Electric Co.	4.500%	7/1/2040	349	304
	Pacific Gas & Electric Co.	3.300%	8/1/2040	60	46
	Pacific Gas & Electric Co.	4.750%	2/15/2044	40	34
	Pacific Gas & Electric Co.	3.500%	8/1/2050	37	25
[7]	Pattern Energy Operations LP	4.500%	8/15/2028	15	15
	Pinnacle West Capital Corp.	4.900%	5/15/2028	210	213
	PPL Electric Utilities Corp.	5.250%	5/15/2053	230	224
[7]	PSEG Power LLC	5.200%	5/15/2030	845	867
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	970	1,001
[7]	Rayburn Country Securitization LLC	2.307%	12/1/2030	142	134
	Sempra	6.625%	4/1/2055	712	724
	Southern California Edison Co.	5.450%	6/1/2031	530	545
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	70
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	130
[2]	Southern Power Co.	4.250%	10/1/2030	170	169
[2]	Southern Power Co.	4.900%	10/1/2035	230	227
[2,9]	SW Finance I plc	6.640%	3/31/2026	180	242
[2,9]	SW Finance I plc	1.625%	3/30/2027	100	126
[9]	SW Finance I plc	7.750%	10/31/2031	100	141
[2,9]	SW Finance I plc	7.000%	4/16/2040	100	129
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	420
	Union Electric Co.	5.450%	3/15/2053	450	441
[2,9]	United Utilities Water Finance plc	5.250%	1/22/2046	200	230
[10]	Veolia Environnement SA	1.625%	Perpetual	100	116
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	700	542
	Virginia Electric & Power Co.	5.450%	4/1/2053	140	137
[7]	Vistra Operations Co. LLC	5.625%	2/15/2027	40	40
[7]	Vistra Operations Co. LLC	5.000%	7/31/2027	130	130
[7]	Vistra Operations Co. LLC	7.750%	10/15/2031	95	101
[7]	Vistra Operations Co. LLC	6.875%	4/15/2032	35	37
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	85	87
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	35	37
[9]	Yorkshire Water Finance plc	1.750%	11/26/2026	300	388
[2,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	127
[2,9]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	169
					22,259
Total Corporate Bonds (Cost $261,428)					263,887
Floating Rate Loan Interests (0.3%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.575%	5/28/2032	25	25
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	717	716
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	70	69
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.913%	2/15/2029	100	99
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	78	77
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	20	20
[6]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.500%	6.742%	10/16/2031	59	60
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	30	30
[6]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.163%	8/18/2028	16	16
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.913%	1/28/2032	65	65
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	29	29
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Delayed Draw Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	1	1
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	40	39
[6]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	1	1
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.316%	4/23/2031	72	72
24

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	40	40
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.650%	7/1/2031	40	40
[6]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	55	55
[6]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	6.913%	3/8/2032	30	30
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.223%	3/1/2029	206	196
[6]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 2.000%	6.163%	10/23/2030	279	279
[6]	OPAL US LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/2032	120	121
[6]	Orion US Finco Inc. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/2032	25	25
[6]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	45	45
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	59	59
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	105	106
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.816%	7/31/2031	89	89
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 3.000%	7.197%	4/30/2030	20	20
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	80	81
[6]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	5.913%	5/24/2030	289	290
Total Floating Rate Loan Interests (Cost $2,808)					2,795
Sovereign Bonds (18.0%)
[10]	Adif Alta Velocidad	3.125%	1/31/2030	1,600	1,896
[10]	Adif Alta Velocidad	3.625%	4/30/2035	2,000	2,356
[2,10]	Arab Republic of Egypt	4.750%	4/16/2026	391	459
[2]	Arab Republic of Egypt	8.700%	3/1/2049	350	311
[2]	Arab Republic of Egypt	8.875%	5/29/2050	200	180
[2]	Argentine Republic	0.750%	7/9/2030	1,496	1,010
[2]	Argentine Republic	4.125%	7/9/2035	515	269
[2]	Argentine Republic	3.500%	7/9/2041	855	415
[2]	Argentine Republic	4.125%	7/9/2046	224	117
[2,7]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	400	408
[2,7]	Benin Government Bond	8.375%	1/23/2041	400	419
[2]	Bermuda	3.717%	1/25/2027	790	781
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,897	1,999
[2,5,7]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,118	4,121
[10]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	1,100	1,275
[10]	City of Madrid Spain	3.360%	10/31/2035	2,880	3,342
[2]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	133
[2,7,11]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	750	785
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,875	1,850
[2,7]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	428	458
[2,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	481	487
[2]	Dominican Republic	5.950%	1/25/2027	5,725	5,825
[2]	Dominican Republic	4.500%	1/30/2030	460	450
[2]	Dominican Republic	7.050%	2/3/2031	1,000	1,078
[2]	Dominican Republic	4.875%	9/23/2032	690	661
[2,7]	Dominican Republic	6.950%	3/15/2037	746	798
	Ecopetrol SA	4.625%	11/2/2031	2,257	2,022
	Ecopetrol SA	7.750%	2/1/2032	705	729
[2,5,7]	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	200	200
[2,10]	European Union	0.300%	11/4/2050	3,371	1,778
[2,10]	European Union	0.700%	7/6/2051	575	331
	Federative Republic of Brazil	5.500%	11/6/2030	1,298	1,324
	Federative Republic of Brazil	6.625%	3/15/2035	750	780
	Federative Republic of Brazil	7.250%	1/12/2056	795	806
[2,7,10]	French Republic	1.250%	5/25/2034	400	396
[2]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	757	790
[7,10]	Hellenic Republic	3.375%	6/15/2034	1,758	2,080
[7,10]	Hellenic Republic	3.625%	6/15/2035	1,026	1,226
[7,10]	Hellenic Republic	4.375%	7/18/2038	586	737
[7,10]	Hellenic Republic	4.125%	6/15/2054	878	1,004
[2]	Inter-American Development Bank	4.375%	7/16/2035	2,526	2,559
[2,10]	Ivory Coast Government Bond	5.875%	10/17/2031	795	927
[2,12]	Japan	0.400%	3/20/2050	124,900	478
[2,12]	Japan	1.200%	6/20/2053	105,150	466
[2,12]	Japan	2.200%	6/20/2054	105,150	593
[2,12]	Japan	2.400%	3/20/2055	220,550	1,297
[2]	Kingdom of Belgium	4.875%	6/10/2055	1,290	1,185
[2]	Kingdom of Morocco	2.375%	12/15/2027	400	384
[2,7]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	285	284
25

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	1,480	1,530
[2,10,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	407	515
[10,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	300	364
[2,7]	OCP SA	6.100%	4/30/2030	383	401
[2]	Oman Government Bond	4.750%	6/15/2026	1,650	1,651
[2,10]	OMERS Finance Trust	3.250%	1/28/2035	1,454	1,693
[2,10]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	2,346	2,745
[2]	Paraguay Government Bond	4.700%	3/27/2027	1,311	1,320
[2,7]	Paraguay Government Bond	6.650%	3/4/2055	623	664
[2,10]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/2025	800	939
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	600	616
	Petroleos Mexicanos	4.500%	1/23/2026	389	387
	Petroleos Mexicanos	6.875%	8/4/2026	760	769
	Petroleos Mexicanos	6.500%	3/13/2027	1,800	1,818
	Petroleos Mexicanos	6.500%	1/23/2029	572	582
	Petroleos Mexicanos	8.750%	6/2/2029	868	936
	Petroleos Mexicanos	6.625%	6/15/2038	40	36
	Petroleos Mexicanos	6.375%	1/23/2045	200	162
[2]	Petroliam Nasional Bhd.	7.625%	10/15/2026	2,600	2,688
[2,7,10]	Portuguese Republic	2.875%	10/14/2033	2,285	2,672
[2,7,10]	Portuguese Republic	3.625%	6/12/2054	1,116	1,235
[5,10]	Province of British Columbia	3.900%	10/10/2045	1,032	1,211
[10]	Province of Quebec	3.250%	5/22/2035	1,801	2,105
[10]	Province of Saskatchewan	3.250%	9/24/2035	1,981	2,317
[10]	Queensland Treasury Corp.	3.250%	5/21/2035	1,560	1,823
[7,10]	Republic of Albania	4.750%	2/14/2035	838	989
[2,10]	Republic of Bulgaria	3.500%	5/7/2034	681	803
[2,10]	Republic of Bulgaria	4.125%	5/7/2038	1,163	1,368
[2,10]	Republic of Bulgaria	4.125%	7/18/2045	1,000	1,131
[2]	Republic of Chile	2.750%	1/31/2027	1,391	1,366
[2]	Republic of Chile	3.240%	2/6/2028	3,000	2,945
[2]	Republic of Colombia	8.500%	4/25/2035	990	1,097
[2]	Republic of Colombia	8.750%	11/14/2053	600	660
	Republic of Costa Rica	6.125%	2/19/2031	218	227
	Republic of Costa Rica	7.158%	3/12/2045	500	541
[2]	Republic of Ecuador	0.000%	7/31/2030	120	92
[2,7]	Republic of El Salvador	9.650%	11/21/2054	380	411
[2]	Republic of Ghana	0.000%	7/3/2026	124	120
[2]	Republic of Ghana	5.000%	7/3/2029	370	359
[2]	Republic of Guatemala	4.375%	6/5/2027	300	298
[2]	Republic of Guatemala	4.875%	2/13/2028	1,145	1,147
[2]	Republic of Guatemala	5.250%	8/10/2029	250	252
[2]	Republic of Guatemala	4.900%	6/1/2030	200	199
[2,7]	Republic of Guatemala	6.250%	8/15/2036	200	207
[2]	Republic of Hungary	6.250%	9/22/2032	720	773
[2,7]	Republic of Hungary	6.750%	9/23/2055	200	212
[10]	Republic of Iceland	2.625%	5/27/2030	1,886	2,206
[2,7,10]	Republic of Italy	3.250%	11/15/2032	2,721	3,212
[2,10]	Republic of Lithuania	3.625%	3/10/2036	1,410	1,641
[2]	Republic of Namibia	5.250%	10/29/2025	565	564
[2]	Republic of Paraguay	5.000%	4/15/2026	2,274	2,278
[2]	Republic of Peru	2.783%	1/23/2031	621	573
[2]	Republic of Poland	4.875%	2/12/2030	512	527
[2,7]	Republic of Romania	5.750%	9/16/2030	350	356
[2,10]	Republic of Romania	2.124%	7/16/2031	40	40
[2]	Republic of Senegal	6.250%	5/23/2033	600	434
[2]	Republic of South Africa	4.850%	9/30/2029	970	959
[2,7]	Republic of South Africa	7.950%	11/19/2054	565	574
[7]	Republic of Sri Lanka	4.000%	4/15/2028	49	47
[2,7]	Republic of Sri Lanka	3.100%	1/15/2030	77	72
[7]	Republic of Sri Lanka	3.600%	6/15/2035	62	45
[2]	Republic of Sri Lanka	3.600%	6/15/2035	41	30
[2]	Republic of Turkiye	8.600%	9/24/2027	1,540	1,643
[2]	Republic of Turkiye	9.375%	3/14/2029	1,537	1,713
[2]	Republic of Turkiye	7.625%	4/26/2029	1,580	1,676
[2,10]	Republic of Turkiye	5.200%	8/17/2031	1,318	1,566
[2]	Republic of Turkiye	7.125%	2/12/2032	270	279
[2]	Republic of Zambia	5.750%	6/30/2033	502	481
[2,10]	Serbia International Bond	3.125%	5/15/2027	470	551
26

Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]		Serbia International Bond	2.125%	12/1/2030	370	323
[10]		Slovakia Government Bond	3.750%	2/27/2040	2,620	3,008
[2,14]		Southern Gas Corridor CJSC	6.875%	3/24/2026	2,428	2,453
[2,10]		State of Israel	5.000%	10/30/2026	850	1,022
[2]		State of Israel	5.375%	2/19/2030	340	350
[2]		State of Israel	5.750%	3/12/2054	340	322
[10]		Treasury Corp. of Victoria	3.625%	9/29/2040	1,831	2,146
[2,7]		Ukraine Government Bond	0.000%	2/1/2030	11	6
[2,7]		Ukraine Government Bond	0.000%	2/1/2034	39	16
[2]		Ukraine Government Bond	0.000%	2/1/2034	62	26
[2,7]		Ukraine Government Bond	4.500%	2/1/2034	55	31
[2,7]		Ukraine Government Bond	0.000%	2/1/2035	33	16
[2,7]		Ukraine Government Bond	4.500%	2/1/2035	67	37
[2,7]		Ukraine Government Bond	0.000%	2/1/2036	28	13
[2]		Ukraine Government Bond	0.000%	2/1/2036	7	3
[2,7]		Ukraine Government Bond	4.500%	2/1/2036	815	442
[9]		United Kingdom	4.375%	7/31/2054	1,955	2,197
[9]		United Kingdom	5.375%	1/31/2056	263	347
		United Mexican States	4.150%	3/28/2027	220	219
		United Mexican States	3.750%	1/11/2028	624	618
[2]		United Mexican States	4.750%	4/27/2032	1,057	1,035
[2]		United Mexican States	5.850%	7/2/2032	2,656	2,749
[2]		United Mexican States	5.375%	3/22/2033	2,151	2,150
[2]		United Mexican States	4.875%	5/19/2033	324	314
[2]		United Mexican States	6.875%	5/13/2037	1,902	2,055
[10]		United Mexican States	5.125%	3/19/2038	1,354	1,616
[2,7]		Uzbekneftegaz JSC	4.750%	11/16/2028	600	572
[2,7]		Uzbekneftegaz JSC	8.750%	5/7/2030	840	899
Total Sovereign Bonds (Cost $142,977)						147,286
Taxable Municipal Bonds (0.1%)
		Los Angeles CA Department of Water & Power Revenue (Cost $754)	6.574%	7/1/2045	735	783
					Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[15]		Vanguard Market Liquidity Fund (Cost $3,688)	4.180%		36,881	3,688
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	630	$96.63	152,184	79
	2-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	81	96.69	19,579	20
						99
		Counterparty	Expiration Date
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	12/31/2025	HKD 7.800	8,000	5
	USD	JPMC	12/31/2025	HKD 7.800	1,000	1
						6
Put Options
	EUR	BARC	1/14/2026	USD 1.140	1,885	7
27

Core-Plus Bond Fund
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	15,000	37
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	5,400	42
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.515% Annually	BANA	9/3/2027	3.515%	8,800	188
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	1,700	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	1,400	9
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	WFB	3/25/2026	3.800%	700	19
						295
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.515% Annually	BANA	9/3/2027	3.515%	8,800	192
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	1,700	—
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	4,200	1
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/2026	4.300%	3,100	45
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/2026	4.440%	1,600	11
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	4,000	20
						269
Total Options Purchased (Cost $883)						676
Total Investments (97.8%) (Cost $792,455)						802,066
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.8%)
[2,3,5]	UMBS Pool		5.000%	7/1/2040–10/25/2055	(20,727)	(20,482)
28

Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3,5]	UMBS Pool	5.500%	10/1/2052–10/25/2055	(10,800)	(10,807)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $31,678)					(31,289)
Other Assets and Liabilities—Net (6.0%)					48,911
Net Assets (100%)					819,688
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,741 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Securities with a value of $3,295 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $140,048, representing 17.1% of net assets.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in British pounds.
10	Face amount denominated in euro.
11	Guaranteed by the Republic of El Salvador.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Republic of Hungary.
14	Guaranteed by the Republic of Azerbaijan.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
EUR—euro.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.
29

Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Put Options
1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	81	$ 96.75	19,592	(17)

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	1,885	(8)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	22,500	(11)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.200% Annually	BANA	9/3/2027	3.200%	10,400	(87)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	5,400	(12)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.920% Annually	BANA	9/3/2027	3.920%	2,400	(101)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	WFB	3/25/2026	3.450%	700	(8)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	WFB	3/25/2026	3.600%	700	(11)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	1,400	(41)
					(271)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.200% Annually	BANA	9/3/2027	3.200%	10,400	(105)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	BANA	9/3/2027	3.920%	2,400	(86)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	4,200	(5)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/2026	3.940%	800	(25)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	4,000	(2)
					(223)
					(494)
Total Options Written (Premiums Received $593)					(519)
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
DBAG—Deutsche Bank AG.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	212	44,181	38
30

Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	December 2025	280	30,575	(91)
10-Year U.S. Treasury Note	December 2025	236	26,550	39
AUD 10-Year Treasury Bond	December 2025	17	1,275	(8)
Euro-Schatz	December 2025	39	4,898	(9)
Long U.S. Treasury Bond	December 2025	32	3,731	(13)
Ultra 10-Year U.S. Treasury Note	December 2025	53	6,099	7
Ultra Long U.S. Treasury Bond	December 2025	27	3,242	8
				(29)

Short Futures Contracts
10-Year Government of Canada Bond	December 2025	(29)	(2,552)	(57)
10-Year Japanese Government Bond	December 2025	(9)	(8,264)	82
Euro-Bobl	December 2025	(72)	(9,959)	13
Euro-Bund	December 2025	(206)	(31,095)	(112)
Euro-Buxl	December 2025	(103)	(13,844)	(252)
Euro-OAT	December 2025	(18)	(2,564)	(7)
Long Gilt	December 2025	(15)	(1,833)	(18)
Mini 10-Year Japanese Government Bond	December 2025	(15)	(1,377)	14
				(337)
				(366)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Canadian Imperial Bank of Commerce	12/17/2025	CHF	42	USD	54	—	—
State Street Bank & Trust Co.	12/17/2025	COP	445,842	USD	112	1	—
Toronto-Dominion Bank	12/17/2025	EUR	1,481	USD	1,744	3	—
State Street Bank & Trust Co.	12/17/2025	EUR	250	USD	295	—	—
Toronto-Dominion Bank	12/17/2025	EUR	89	USD	105	—	(1)
State Street Bank & Trust Co.	12/17/2025	GBP	2,565	USD	3,478	—	(28)
Wells Fargo Bank N.A.	12/17/2025	GBP	1,183	USD	1,600	—	(9)
Bank of America, N.A.	12/17/2025	GBP	1,088	USD	1,473	—	(9)
Bank of America, N.A.	12/17/2025	HUF	23,406	USD	69	1	—
State Street Bank & Trust Co.	12/17/2025	JPY	292,825	USD	2,006	—	(10)
Toronto-Dominion Bank	12/17/2025	JPY	7,257	USD	50	—	—
State Street Bank & Trust Co.	12/17/2025	JPY	3,835	USD	26	—	—
Deutsche Bank AG	12/17/2025	JPY	3,001	USD	20	—	—
State Street Bank & Trust Co.	12/17/2025	ZAR	295	USD	17	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	36	AUD	54	—	—
Toronto-Dominion Bank	12/17/2025	USD	8	CAD	11	—	—
Bank of America, N.A.	12/17/2025	USD	77	CZK	1,602	—	—
Bank of America, N.A.	12/17/2025	EUR	56	CZK	1,380	—	—
Société Generale	12/17/2025	USD	60,677	EUR	51,343	128	—
State Street Bank & Trust Co.	12/17/2025	USD	5,654	EUR	4,812	—	(22)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,141	EUR	2,655	10	—
State Street Bank & Trust Co.	12/17/2025	USD	2,066	EUR	1,741	13	—
Wells Fargo Bank N.A.	12/17/2025	USD	149	EUR	126	—	—
Toronto-Dominion Bank	12/17/2025	USD	19	EUR	16	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	14,770	GBP	10,888	125	—
State Street Bank & Trust Co.	12/17/2025	USD	56	GBP	41	—	—
31

Core-Plus Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	USD	3,165	JPY	460,513	26	—
Toronto-Dominion Bank	12/17/2025	USD	1,732	JPY	254,396	—	(2)
State Street Bank & Trust Co.	10/2/2025	USD	1,714	JPY	253,565	—	—
Canadian Imperial Bank of Commerce	12/17/2025	USD	24	JPY	3,456	—	—
Barclays Bank plc	12/17/2025	USD	74	MXN	1,391	—	(2)
Toronto-Dominion Bank	12/17/2025	USD	28	NZD	47	1	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	221	PLN	801	1	—
						309	(83)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
COP—Colombian peso.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Argentine Republic	12/20/2030	USD	255	5.000	(82)	5
CDX-NA-IG-S45-V1	12/20/2030	USD	3,145	1.000	72	2
Republic of Turkiye	12/20/2030	USD	1,435	1.000	(100)	1
						8

Credit Protection Purchased
United Mexican States	12/20/2030	USD	2,255	1.000	(9)	(5)
						3
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
32

Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/2029	GSI	315	1.000	8	3	5	—
Republic of Turkiye/Ba3	6/20/2027	BANA	617	1.000	(2)	(13)	11	—
Stellantis NV/Baa2	12/20/2030	JPMC	100[2]	5.000	18	19	—	(1)
					24	9	16	(1)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	400[2]	(1.000)	(8)	(8)	—	—
					16	1	16	(1)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $188 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/2026	N/A	500[1]	3.967[2]	(3.750)[3]	3	2
8/11/2026	N/A	13,000[4]	3.812[3]	(4.240)[5]	2	3
6/12/2027	N/A	1,223,790[6]	0.477[7]	(0.945)[3]	(17)	(17)
6/16/2027	N/A	1,229,860[6]	0.477[7]	(0.906)[3]	(10)	(10)
8/11/2027	N/A	6,500[4]	4.240[5]	(3.472)[3]	1	1
9/15/2027	N/A	2,800[4]	4.240[5]	(3.260)[3]	9	9
3/15/2028	N/A	600[1]	3.967[2]	(3.500)[3]	8	5
6/18/2028	6/18/2027[8]	15,120[4]	3.458[3]	(0.000)[5]	38	38
8/11/2028	N/A	6,500[4]	3.383[3]	(4.240)[5]	(2)	(1)
12/20/2028	12/17/2025[8]	4,413[9]	2.457[10]	(0.000)[11]	5	5
12/20/2028	12/17/2025[8]	4,413[9]	2.509[10]	(0.000)[11]	10	10
9/9/2029	9/9/2027[8]	1,200[4]	3.105[3]	(0.000)[5]	(4)	(4)
9/10/2029	9/10/2027[8]	4,200[4]	3.072[3]	(0.000)[5]	(18)	(18)
9/22/2029	9/22/2027[8]	4,700[4]	3.221[3]	(0.000)[5]	(7)	(7)
6/18/2030	N/A	6,750,000[12]	2.482[13]	(2.570)[14]	(32)	(32)
6/18/2030	N/A	4,500,000[12]	2.382[13]	(2.570)[14]	(35)	(35)
8/11/2030	N/A	4,000[4]	4.240[5]	(3.415)[3]	(1)	(3)
9/18/2030	N/A	102,130[15]	3.589[3]	(3.470)[16]	(74)	(72)
12/18/2030	12/17/2025[8]	3,692[17]	2.131[3]	(0.000)[18]	(12)	(12)
6/18/2031	6/18/2026[8]	4,200[4]	0.000[5]	(3.625)[3]	(49)	(49)
9/9/2032	9/9/2027[8]	1,000[4]	0.000[5]	(3.411)[3]	5	5
9/10/2032	9/10/2027[8]	3,500[4]	0.000[5]	(3.349)[3]	27	27
9/22/2032	9/22/2027[8]	3,900[4]	0.000[5]	(3.465)[3]	11	11
5/15/2035	12/31/2025[8]	1,000[4]	0.000[5]	(3.638)[3]	(1)	(1)
5/15/2035	12/31/2025[8]	1,000[4]	0.000[5]	(3.619)[3]	—	—
33

Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/18/2035	N/A	4,000[19]	5.040[20]	(4.415)[3]	9	9
9/19/2035	N/A	10,250[19]	4.610[20]	(4.400)[3]	25	26
12/10/2035	12/10/2025[8]	1,950[17]	2.539[3]	(0.000)[18]	(3)	11
9/9/2037	9/9/2027[8]	300[4]	3.824[3]	(0.000)[5]	—	—
9/10/2037	9/10/2027[8]	1,000[4]	3.733[3]	(0.000)[5]	(8)	(8)
9/22/2037	9/22/2027[8]	1,100[4]	3.804[3]	(0.000)[5]	(3)	(3)
11/15/2043	12/31/2025[8]	650[4]	3.955[3]	(0.000)[5]	1	1
11/15/2043	12/31/2025[8]	600[4]	3.927[3]	(0.000)[5]	(1)	(1)
9/9/2055	N/A	400[4]	4.240[5]	(3.961)[3]	(2)	(2)
9/10/2055	N/A	400[4]	4.240[5]	(3.860)[3]	5	5
9/15/2055	N/A	1,700[4]	3.780[3]	(4.240)[5]	(45)	(45)
9/19/2055	N/A	390[4]	4.240[5]	(3.794)[3]	9	9
12/18/2055	12/18/2025[8]	280[4]	4.035[3]	(0.000)[5]	5	6
					(151)	(137)
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Notional amount denominated in U.S. dollar.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6 Notional amount denominated in Japanese yen.
7 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
8 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
9 Notional amount denominated in Canadian dollar.
10 Interest payment received/paid semi-annually.
11 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
12 Notional amount denominated in Korean won.
13 Interest payment received/paid quarterly.
14 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
15 Notional amount denominated in Czech koruna.
16 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
17 Notional amount denominated in euro.
18 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
19 Notional amount denominated in Polish zloty.
20 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core-Plus Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $788,767)	798,378
Affiliated Issuers (Cost $3,688)	3,688
Total Investments in Securities	802,066
Investment in Vanguard	20
Cash	242
Foreign Currency, at Value (Cost $248)	247
Receivables for Investment Securities Sold	103,668
Receivables for Accrued Income	6,947
Receivables for Capital Shares Issued	1,647
Swap Premiums Paid	22
Variation Margin Receivable—Futures Contracts	39
Unrealized Appreciation—Forward Currency Contracts	309
Unrealized Appreciation—Over-the-Counter Swap Contracts	16
Total Assets	915,223
Liabilities
Liability for Sale Commitments, at Value (Proceeds $31,678)	31,289
Payables for Investment Securities Purchased	62,467
Payables for Capital Shares Redeemed	348
Payables for Distributions	716
Payables to Vanguard	70
Options Written, at Value (Premiums Received $593)	519
Swap Premiums Received	21
Variation Margin Payable—Centrally Cleared Swap Contracts	21
Unrealized Depreciation—Forward Currency Contracts	83
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	95,535
Net Assets	819,688
At September 30, 2025, net assets consisted of:

Paid-in Capital	873,710
Total Distributable Earnings (Loss)	(54,022)
Net Assets	819,688

Investor Shares—Net Assets
Applicable to 8,089,246 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,441
Net Asset Value Per Share—Investor Shares	$8.71

Admiral™ Shares—Net Assets
Applicable to 43,023,252 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	749,247
Net Asset Value Per Share—Admiral Shares	$17.41
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core-Plus Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1,2]	34,474
Total Income	34,474
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	167
Management and Administrative—Admiral Shares	925
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	32
Custodian Fees	77
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—Investor Shares	11
Shareholders’ Reports and Proxy Fees—Admiral Shares	16
Trustees’ Fees and Expenses	—
Other Expenses	22
Total Expenses	1,434
Net Investment Income	33,040
Realized Net Gain (Loss)
Investment Securities Sold[2]	3,102
Futures Contracts	(749)
Options Purchased	(1,214)
Options Written	1,033
Swap Contracts	(378)
Forward Currency Contracts	(3,942)
Foreign Currencies	(29)
Realized Net Gain (Loss)	(2,177)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(65)
Futures Contracts	421
Options Purchased	(196)
Options Written	85
Swap Contracts	(415)
Forward Currency Contracts	305
Foreign Currencies	13
Change in Unrealized Appreciation (Depreciation)	148
Net Increase (Decrease) in Net Assets Resulting from Operations	31,011
1	Interest is net of foreign withholding taxes of $43.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $303, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core-Plus Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,040	24,811
Realized Net Gain (Loss)	(2,177)	(10,844)
Change in Unrealized Appreciation (Depreciation)	148	45,772
Net Increase (Decrease) in Net Assets Resulting from Operations	31,011	59,739
Distributions
Investor Shares	(3,390)	(2,758)
Admiral Shares	(30,502)	(21,332)
Total Distributions	(33,892)	(24,090)
Capital Share Transactions
Investor Shares	2,242	22,012
Admiral Shares	220,945	82,274
Net Increase (Decrease) from Capital Share Transactions	223,187	104,286
Total Increase (Decrease)	220,306	139,935
Net Assets
Beginning of Period	599,382	459,447
End of Period	819,688	599,382
See accompanying Notes, which are an integral part of the Financial Statements.
37

Core-Plus Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,			October 12, 2021[1] to September 30,
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$8.80	$8.18	$8.35	$10.00
Investment Operations
Net Investment Income[2]	.408	.410	.365	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.082)	.607	(.176)	(1.655)
Total from Investment Operations	.326	1.017	.189	(1.442)
Distributions
Dividends from Net Investment Income	(.416)	(.397)	(.359)	(.208)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.416)	(.397)	(.359)	(.208)
Net Asset Value, End of Period	$8.71	$8.80	$8.18	$8.35
Total Return[3]	3.88%	12.73%	2.19%	-14.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70	$69	$43	$38
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%[4]	0.30%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.76%	4.82%	4.29%	2.46%[5]
Portfolio Turnover Rate[6]	384%	415%	488%	542%
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.30%.
5	Annualized.
6	Includes 48%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Core-Plus Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,			October 12, 2021[1] to September 30,
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$17.59	$16.36	$16.70	$20.00
Investment Operations
Net Investment Income[2]	.833	.836	.745	.451
Net Realized and Unrealized Gain (Loss) on Investments	(.164)	1.204	(.350)	(3.318)
Total from Investment Operations	.669	2.040	.395	(2.867)
Distributions
Dividends from Net Investment Income	(.849)	(.810)	(.735)	(.433)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.849)	(.810)	(.735)	(.433)
Net Asset Value, End of Period	$17.41	$17.59	$16.36	$16.70
Total Return[3]	3.99%	12.78%	2.29%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$749	$530	$416	$405
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[4]	0.20%[4,5]
Ratio of Net Investment Income to Average Net Assets	4.85%	4.92%	4.38%	2.61%[5]
Portfolio Turnover Rate[6]	384%	415%	488%	542%
1	Subscription period for the fund was October 12, 2021, to October 22, 2021, during which time all assets were held in cash. Performance measurement began October 25, 2021, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
5	Annualized.
6	Includes 48%, 84%, 235%, and 150%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Core-Plus Bond Fund
Notes to Financial Statements
Vanguard Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund
40

Core-Plus Bond Fund
loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
41

Core-Plus Bond Fund
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 12% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 14% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an
42

Core-Plus Bond Fund
asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 2% and 3% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 22% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	286,429	—	286,429
Asset-Backed/Commercial Mortgage-Backed Securities	—	96,422	100	96,522
Corporate Bonds	—	263,887	—	263,887
Floating Rate Loan Interests	—	2,795	—	2,795
Sovereign Bonds	—	147,286	—	147,286
Taxable Municipal Bonds	—	783	—	783
Temporary Cash Investments	3,688	—	—	3,688
Options Purchased	99	577	—	676
Total	3,787	798,179	100	802,066
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(31,289)	—	(31,289)

Derivative Financial Instruments
Assets
Futures Contracts[1]	201	—	—	201
Forward Currency Contracts	—	309	—	309
Swap Contracts[1]	—	207	—	207
Total	201	516	—	717
Liabilities
Options Written	(17)	(502)	—	(519)
Futures Contracts[1]	(567)	—	—	(567)
Forward Currency Contracts	—	(83)	—	(83)
Swap Contracts[1]	—	(326)	—	(326)
Total	(584)	(911)	—	(1,495)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	663	13	—	676
Swap Premiums Paid	—	—	22	22
Unrealized Appreciation—Futures Contracts[1]	201	—	—	201
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	183	—	8	191
Unrealized Appreciation—Forward Currency Contracts	—	309	—	309
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	16	16
Total Assets	1,047	322	46	1,415

Options Written, at Value	(511)	(8)	—	(519)
Swap Premiums Received	—	—	(21)	(21)
Unrealized Depreciation—Futures Contracts[1]	(567)	—	—	(567)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(320)	—	(5)	(325)
Unrealized Depreciation—Forward Currency Contracts	—	(83)	—	(83)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(1)	(1)
Total Liabilities	(1,398)	(91)	(27)	(1,516)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
44

Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(749)	—	—	(749)
Options Purchased	(1,165)	(13)	(36)	(1,214)
Options Written	1,033	—	—	1,033
Swap Contracts	(266)	—	(112)	(378)
Forward Currency Contracts	—	(3,942)	—	(3,942)
Realized Net Gain (Loss) on Derivatives	(1,147)	(3,955)	(148)	(5,250)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	421	—	—	421
Options Purchased	(171)	(25)	—	(196)
Options Written	75	10	—	85
Swap Contracts	(439)	—	24	(415)
Forward Currency Contracts	—	305	—	305
Change in Unrealized Appreciation (Depreciation) on Derivatives	(114)	290	24	200
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,828
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,547
Capital Loss Carryforwards	(61,681)
Qualified Late-Year Losses	—
Other Temporary Differences	(716)
Total	(54,022)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	33,892	24,090
Long-Term Capital Gains	—	—
Total	33,892	24,090
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	795,164
Gross Unrealized Appreciation	14,419
Gross Unrealized Depreciation	(7,872)
Net Unrealized Appreciation (Depreciation)	6,547
45

Core-Plus Bond Fund
F.  During the year ended September 30, 2025, the fund purchased $686,187,000 of investment securities and sold $578,036,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,016,124,000 and $1,958,105,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	43,463	5,067	55,209	6,502
Issued in Lieu of Cash Distributions	2,728	318	2,148	253
Redeemed	(43,949)	(5,149)	(35,345)	(4,176)
Net Increase (Decrease)—Investor Shares	2,242	236	22,012	2,579
Admiral Shares
Issued	373,398	21,781	258,705	15,193
Issued in Lieu of Cash Distributions	23,903	1,394	17,341	1,023
Redeemed	(176,356)	(10,297)	(193,772)	(11,519)
Net Increase (Decrease)—Admiral Shares	220,945	12,878	82,274	4,697
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
46

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core-Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core-Plus Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period October 12, 2021 (commencement of subscription period for the fund) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period October 12, 2021 (commencement of subscription period for the fund) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
47

Tax information (unaudited)
The fund hereby designates for the fiscal year $3,692,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 73.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0010 112025
48

Financial Statements
For the year ended September 30, 2025
Vanguard Core Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	52
Tax information	53

Core Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (44.5%)
U.S. Government Securities (23.6%)
	United States Treasury Note/Bond	1.500%	1/31/2027	7,580	7,366
	United States Treasury Note/Bond	4.125%	2/28/2027	39,881	40,121
[1,2]	United States Treasury Note/Bond	3.875%	3/31/2027	41,736	41,862
	United States Treasury Note/Bond	3.750%	4/30/2027	26,900	26,939
	United States Treasury Note/Bond	4.250%	2/15/2028	10,474	10,623
	United States Treasury Note/Bond	2.875%	5/15/2028	6,154	6,038
	United States Treasury Note/Bond	1.250%	5/31/2028	2,049	1,926
	United States Treasury Note/Bond	3.875%	7/15/2028	12,000	12,078
	United States Treasury Note/Bond	1.000%	7/31/2028	5,396	5,016
	United States Treasury Note/Bond	1.125%	8/31/2028	21,070	19,620
	United States Treasury Note/Bond	4.625%	9/30/2028	5,563	5,719
	United States Treasury Note/Bond	1.750%	1/31/2029	18,900	17,779
	United States Treasury Note/Bond	4.000%	1/31/2029	8,688	8,782
	United States Treasury Note/Bond	1.875%	2/28/2029	25,800	24,335
	United States Treasury Note/Bond	2.375%	3/31/2029	30,500	29,220
	United States Treasury Note/Bond	2.375%	5/15/2029	7,064	6,756
	United States Treasury Note/Bond	2.750%	5/31/2029	18,628	18,042
	United States Treasury Note/Bond	3.250%	6/30/2029	21,600	21,276
	United States Treasury Note/Bond	2.625%	7/31/2029	26,739	25,734
	United States Treasury Note/Bond	4.000%	7/31/2029	18,332	18,534
	United States Treasury Note/Bond	4.250%	1/31/2030	9,884	10,094
	United States Treasury Note/Bond	1.500%	2/15/2030	7,400	6,747
	United States Treasury Note/Bond	4.875%	10/31/2030	11,400	11,983
	United States Treasury Note/Bond	0.875%	11/15/2030	1,300	1,127
	United States Treasury Note/Bond	4.375%	11/30/2030	21,232	21,831
	United States Treasury Note/Bond	4.625%	5/31/2031	20,699	21,546
[1]	United States Treasury Note/Bond	1.250%	8/15/2031	12,733	11,013
	United States Treasury Note/Bond	3.750%	8/31/2031	17,500	17,418
	United States Treasury Note/Bond	3.625%	9/30/2031	29,812	29,463
	United States Treasury Note/Bond	4.125%	2/29/2032	1,400	1,419
	United States Treasury Note/Bond	4.125%	3/31/2032	1,500	1,520
	United States Treasury Note/Bond	4.000%	4/30/2032	3,650	3,672
	United States Treasury Note/Bond	2.875%	5/15/2032	17,357	16,318
	United States Treasury Note/Bond	4.125%	5/31/2032	1,600	1,620
	United States Treasury Note/Bond	4.000%	6/30/2032	20,300	20,408
	United States Treasury Note/Bond	4.000%	7/31/2032	11,800	11,857
	United States Treasury Note/Bond	2.750%	8/15/2032	17,650	16,408
	United States Treasury Note/Bond	3.375%	5/15/2033	2,990	2,872
	United States Treasury Note/Bond	3.875%	8/15/2033	700	694
	United States Treasury Note/Bond	4.500%	11/15/2033	4,500	4,653
	United States Treasury Note/Bond	4.000%	2/15/2034	6,655	6,638
	United States Treasury Note/Bond	4.375%	5/15/2034	2,500	2,558
	United States Treasury Note/Bond	3.875%	8/15/2034	9,800	9,651
	United States Treasury Note/Bond	4.250%	11/15/2034	7,800	7,889
	United States Treasury Note/Bond	4.625%	2/15/2035	8,700	9,043
	United States Treasury Note/Bond	4.250%	5/15/2035	12,500	12,618
	United States Treasury Note/Bond	4.500%	8/15/2039	3,800	3,826
	United States Treasury Note/Bond	4.375%	11/15/2039	11,400	11,303
	United States Treasury Note/Bond	1.125%	5/15/2040	10,539	6,705
	United States Treasury Note/Bond	4.375%	5/15/2040	400	396
	United States Treasury Note/Bond	1.125%	8/15/2040	9,424	5,935
	United States Treasury Note/Bond	1.875%	2/15/2041	8,000	5,620
	United States Treasury Note/Bond	4.750%	2/15/2041	8,239	8,449
	United States Treasury Note/Bond	2.000%	11/15/2041	8,400	5,894
[3]	United States Treasury Note/Bond	3.125%	11/15/2041	14,153	11,783
	United States Treasury Note/Bond	3.125%	2/15/2042	7,211	5,980
	United States Treasury Note/Bond	3.000%	5/15/2042	992	804
	United States Treasury Note/Bond	3.250%	5/15/2042	5,652	4,748
	United States Treasury Note/Bond	3.375%	8/15/2042	2,866	2,441
	United States Treasury Note/Bond	2.750%	11/15/2042	2,363	1,828
1

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.875%	2/15/2043	7,000	6,350
	United States Treasury Note/Bond	2.875%	5/15/2043	3,794	2,970
	United States Treasury Note/Bond	3.875%	5/15/2043	3,388	3,068
	United States Treasury Note/Bond	3.625%	8/15/2043	4,700	4,099
	United States Treasury Note/Bond	4.375%	8/15/2043	6,093	5,880
	United States Treasury Note/Bond	4.750%	11/15/2043	11,260	11,376
	United States Treasury Note/Bond	4.500%	2/15/2044	12,700	12,418
	United States Treasury Note/Bond	3.375%	5/15/2044	1,000	834
	United States Treasury Note/Bond	4.625%	5/15/2044	5,360	5,320
	United States Treasury Note/Bond	3.125%	8/15/2044	2,104	1,684
	United States Treasury Note/Bond	4.125%	8/15/2044	3,189	2,960
	United States Treasury Note/Bond	3.000%	11/15/2044	2,376	1,859
	United States Treasury Note/Bond	4.625%	11/15/2044	8,439	8,362
[3]	United States Treasury Note/Bond	2.500%	2/15/2045	17,400	12,457
[3]	United States Treasury Note/Bond	4.750%	2/15/2045	11,600	11,672
	United States Treasury Note/Bond	3.000%	11/15/2045	1,000	773
	United States Treasury Note/Bond	2.500%	2/15/2046	9,900	6,981
	United States Treasury Note/Bond	2.500%	5/15/2046	10,300	7,236
	United States Treasury Note/Bond	2.250%	8/15/2046	12,700	8,465
	United States Treasury Note/Bond	2.750%	8/15/2047	2,600	1,883
	United States Treasury Note/Bond	2.750%	11/15/2047	1,700	1,228
	United States Treasury Note/Bond	3.000%	2/15/2048	5,086	3,839
	United States Treasury Note/Bond	3.125%	5/15/2048	7,900	6,088
	United States Treasury Note/Bond	3.000%	8/15/2048	5,200	3,908
	United States Treasury Note/Bond	3.375%	11/15/2048	8,500	6,825
	United States Treasury Note/Bond	3.000%	2/15/2049	8,370	6,266
	United States Treasury Note/Bond	2.875%	5/15/2049	4,800	3,500
	United States Treasury Note/Bond	2.250%	8/15/2049	7,000	4,466
	United States Treasury Note/Bond	2.375%	11/15/2049	3,400	2,223
	United States Treasury Note/Bond	2.000%	2/15/2050	15,200	9,086
	United States Treasury Note/Bond	1.250%	5/15/2050	15,844	7,769
[3]	United States Treasury Note/Bond	1.375%	8/15/2050	20,566	10,335
	United States Treasury Note/Bond	1.625%	11/15/2050	14,521	7,787
	United States Treasury Note/Bond	1.875%	2/15/2051	10,270	5,864
	United States Treasury Note/Bond	2.375%	5/15/2051	15,055	9,682
	United States Treasury Note/Bond	2.000%	8/15/2051	5,900	3,455
	United States Treasury Note/Bond	1.875%	11/15/2051	2,300	1,301
	United States Treasury Note/Bond	2.250%	2/15/2052	1,800	1,116
	United States Treasury Note/Bond	2.875%	5/15/2052	7,000	4,994
	United States Treasury Note/Bond	3.000%	8/15/2052	5,273	3,856
	United States Treasury Note/Bond	4.000%	11/15/2052	9,525	8,427
	United States Treasury Note/Bond	3.625%	2/15/2053	5,742	4,746
	United States Treasury Note/Bond	3.625%	5/15/2053	5,659	4,673
	United States Treasury Note/Bond	4.125%	8/15/2053	8,800	7,953
	United States Treasury Note/Bond	4.750%	11/15/2053	13,566	13,586
	United States Treasury Note/Bond	4.250%	2/15/2054	5,400	4,984
	United States Treasury Note/Bond	4.625%	5/15/2054	5,100	5,011
	United States Treasury Note/Bond	4.250%	8/15/2054	4,300	3,970
	United States Treasury Note/Bond	4.500%	11/15/2054	4,800	4,622
	United States Treasury Note/Bond	4.625%	2/15/2055	4,600	4,521
	United States Treasury Note/Bond	4.750%	5/15/2055	2,200	2,207
					969,473
Agency Bonds and Notes (0.2%)
	Tennessee Valley Authority	4.875%	5/15/2035	6,250	6,467
Conventional Mortgage-Backed Securities (17.7%)
[4,5]	Fannie Mae Pool	4.070%	8/1/2030	3,640	3,631
[4,5]	Fannie Mae Pool	4.090%	9/1/2030	5,225	5,211
[4,5]	Fannie Mae Pool	4.100%	8/1/2030	5,425	5,426
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	3,130	3,135
[4,5]	Fannie Mae Pool	4.190%	5/1/2030	2,490	2,497
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	13,480	13,536
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	4,500	4,522
[4,5]	Fannie Mae Pool	4.290%	4/1/2030	7,920	7,962
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	2,610	2,631
[4,5]	Fannie Mae Pool	4.460%	6/1/2030	14,000	14,199
[4,5]	Fannie Mae Pool	4.600%	4/1/2030	5,775	5,887
[4,5]	Freddie Mac Gold Pool	4.290%	3/1/2030	2,310	2,326
[4]	Ginnie Mae II Pool	2.000%	11/20/2050–12/20/2051	23,118	19,137
2

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ginnie Mae II Pool	2.500%	1/20/2051–3/20/2052	22,988	19,807
[4,6]	Ginnie Mae II Pool	3.000%	9/20/2049–10/15/2055	24,349	21,789
[4,6]	Ginnie Mae II Pool	3.500%	5/20/2046–10/15/2055	19,690	18,117
[4]	Ginnie Mae II Pool	4.000%	9/20/2047–4/20/2054	15,234	14,476
[4]	Ginnie Mae II Pool	4.500%	9/20/2052–8/20/2054	21,906	21,352
[4,6]	Ginnie Mae II Pool	5.000%	10/20/2052–10/15/2055	25,364	25,379
[4,6]	Ginnie Mae II Pool	5.500%	12/20/2052–10/15/2055	31,481	31,941
[4,6]	Ginnie Mae II Pool	6.000%	12/20/2052–10/15/2055	19,660	20,151
[4]	Ginnie Mae II Pool	6.500%	9/20/2053–8/20/2055	8,327	8,611
[4]	Ginnie Mae II Pool	7.000%	3/20/2055–4/20/2055	488	502
[4,5]	UMBS Pool	1.500%	7/1/2036–1/1/2051	22,900	18,784
[4,5,6]	UMBS Pool	2.000%	5/1/2036–10/25/2055	132,092	110,005
[4,5,6]	UMBS Pool	2.500%	9/1/2036–10/25/2055	105,486	91,477
[4,5,6]	UMBS Pool	3.000%	3/1/2037–10/25/2055	66,066	59,379
[4,5,6]	UMBS Pool	3.500%	6/1/2038–10/25/2055	42,996	39,759
[4,5,6]	UMBS Pool	4.000%	12/1/2039–10/25/2055	36,957	35,303
[4,5,6]	UMBS Pool	4.500%	2/1/2040–10/25/2055	51,322	50,624
[4,5,6]	UMBS Pool	6.000%	9/1/2039–10/25/2055	22,683	23,676
[4,5,6]	UMBS Pool	6.500%	9/1/2053–10/25/2055	21,306	22,222
[4,5,6]	UMBS Pool	7.000%	3/1/2055–10/25/2055	5,793	6,061
					729,515
Nonconventional Mortgage-Backed Securities (3.0%)
[4,5]	Fannie Mae Pool	5.140%	9/1/2055	2,460	2,489
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	5,373	4,615
[4,5]	Fannie Mae REMICS	2.000%	6/25/2048	441	372
[4,5]	Fannie Mae REMICS	2.500%	9/25/2048	5,909	5,297
[4,5]	Fannie Mae REMICS	3.000%	2/25/2043–1/25/2048	21,102	18,950
[4,5]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	2,250	2,073
[4,5]	Fannie Mae REMICS	4.000%	8/25/2043–12/25/2048	6,344	6,029
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	1,390	1,400
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	5,521	5,537
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	1,300	1,313
[4,5,7]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	1,700	1,718
[4,5]	Freddie Mac REMICS	1.000%	9/25/2050	927	713
[4,5]	Freddie Mac REMICS	2.000%	5/25/2051	3,458	2,984
[4,5]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2048	4,865	4,313
[4,5]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	33,511	30,490
[4,5]	Freddie Mac REMICS	3.500%	3/15/2045–3/15/2048	8,067	7,427
[4,5]	Freddie Mac REMICS	4.000%	12/15/2047–6/25/2052	22,977	21,452
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	326	280
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.000%	1/25/2052	518	441
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	1,319	1,159
[4,5,7]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	686	583
[4]	Ginnie Mae REMICS	2.500%	10/20/2043	2,020	1,754
[4]	Ginnie Mae REMICS	3.000%	5/20/2055	2,914	2,636
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	494	428
[4,7]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	1,136	945
					125,398
Total U.S. Government and Agency Obligations (Cost $1,815,462)					1,830,853
Asset-Backed/Commercial Mortgage-Backed Securities (10.8%)
[4,8]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	3,170	3,165
[4,8]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	190	190
[4,8]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	1,560	1,558
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	200	203
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	165	166
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	184	185
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	381	382
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	548	550
[4,8]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	232	233
[4,8]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	100	100
[4,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	102
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	230	233
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	340	336
[4,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	220	215
[4,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	750	721
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	810	798
[4,6,8]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	650	633
[4,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	100	102
3

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	360	363
[4,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	280	284
[4,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	280	284
[4,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	380	387
[4,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	200	204
[4,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	310	317
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	103
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	475	499
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	770	780
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	150	153
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	120	122
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	1,080	1,110
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	250	257
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	120	124
[4]	BANK Series 2017-BNK8	3.488%	11/15/2050	50	49
[4]	BANK Series 2018-BNK15	4.407%	11/15/2061	700	700
[4]	BANK Series 2019-BNK16	4.005%	2/15/2052	335	331
[4]	BANK Series 2019-BNK24	2.960%	11/15/2062	330	311
[4]	BANK Series 2021-BNK35	2.285%	6/15/2064	140	124
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	2,455	2,287
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	500	485
[4]	BANK Series 2022-BNK40	3.504%	3/15/2064	60	54
[4]	BANK Series 2022-BNK41	3.916%	4/15/2065	190	181
[4]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,190	1,242
[4]	BANK Series 2024-5YR9	5.614%	8/15/2057	390	406
[4]	BANK Series 2024-BNK47	5.716%	6/15/2057	510	543
[4]	BANK Series 2024-BNK48	5.053%	10/15/2057	1,620	1,649
[4]	BANK Series 2024-BNK48	5.355%	10/15/2057	310	313
[4]	BANK Series 2025-BNK49	5.623%	3/15/2058	1,850	1,959
[4]	BANK Series 2025-BNK49	6.025%	3/15/2058	550	583
[4]	BANK Series 2025-BNK50	6.071%	5/15/2068	260	274
[4,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	100	102
[4,8]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	170	172
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	440	428
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	110	105
[4,8]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	660	660
[4,8]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	890	889
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	2,000	2,001
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	70	62
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	120	106
[4]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	485
[4]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	200	198
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	1,500	1,570
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	435	454
[4]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	2,330	2,392
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	350	368
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	250	268
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	170	177
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	950	1,000
[4]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	550	576
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	1,150	1,226
[4]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	500	527
[4]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	190	199
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	997	903
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	315	310
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	221
[4]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	500	524
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	270	278
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	360	375
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	930	932
[4,8]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	1,060	1,063
[4,8]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	1,080	1,074
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	225	242
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	80
[4]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,040	1,084
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	500	528
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	120	127
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	690	734
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	420	439
[4]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	190	196
4

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	1,340	1,421
[4]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	360	380
[4,6]	BMO Mortgage Trust Series 2025-C13	1.000%	10/15/2058	760	785
[4,6]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	2,230	2,304
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	460	461
[4,8]	BX Trust Series 2019-OC11	3.202%	12/9/2041	270	255
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	1,170	1,179
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	100	101
[4,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	80	80
[4,7,8]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	1,310	1,310
[4]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	110	112
[4]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	80	82
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	750	757
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	150	152
[4]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	50	51
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	50	51
[4]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	40	41
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	1,060	1,076
[4]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	230	235
[4]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	100	102
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	80	82
[4]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	220	224
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	130	134
[4]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	540	547
[4]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	360	365
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	190	192
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	220	223
[4]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	500	507
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	150	146
[4,8]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	1,180	1,193
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	228	229
[4,8]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	228	229
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	125	128
[4,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	125	129
[4,8]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	50	52
[4,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	450	458
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	290	297
[4,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	230	236
[4,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	150	150
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	660	665
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	200	202
[4,8]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	160	161
[4,8]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	253
[4,6,8,9]	CIFC Funding Ltd. Series 2025-6A	5.308%	10/23/2038	230	230
[4,6,8,9]	CIFC Funding Ltd. Series 2025-6A	5.608%	10/23/2038	430	430
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	810	796
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	220	218
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,010	1,906
[4,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	2,965	3,016
[4,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/2055	2,531	2,566
[4,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	185	187
[4,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	214	216
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	100	94
[4,8]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	1,820	1,840
[4,8]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	2,080	2,095
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	273	273
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	94	94
[4,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.506%	9/25/2044	493	494
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	234	234
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	457	457
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	520	523
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	552	552
5

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7,8]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	810	811
[4]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	500	471
[4,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	400	396
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,200	1,963
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	100	101
[4,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	100	101
[4,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[4,8]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	100	102
[4,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	370	377
[4,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	160	165
[4,8]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	940	948
[4,8]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	700	708
[4,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	499	480
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	1,900	1,911
[4,8]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	1,190	1,199
[4]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	100	101
[4]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/2029	200	201
[4]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	210	211
[4]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	310	311
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	2,520	2,551
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	2,580	2,578
[4,6,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	1,160	1,160
[4,6,8]	Dryden 90 CLO Ltd. Series 2021-90A	5.600%	11/15/2038	1,300	1,300
[4,8]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	580	591
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	330	333
[4,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	310	315
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	200	203
[4,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	280	286
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	680	685
[4,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	720	730
[4,8]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	1,950	1,979
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	140	142
[4,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	190	192
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	90	91
[4,5]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	16,050	14,521
[4,5]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	28,500	29,021
[4,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	260	264
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	18,550	18,790
[4]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	180	184
[4]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	240	243
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	120	121
[4,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	390	391
[4,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	355	361
[4,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	125	128
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	125	128
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	170	173
[4]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	400	401
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	170	173
[4]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	120	122
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	670	687
[4,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	830	850
[4,8]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	660	661
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	840	852
[4]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	830	830
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	125	129
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/2029	1,390	1,396
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	330	331
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	1,620	1,633
[4,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	140	140
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	1,880	1,906
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	490	494
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	1,123	1,129
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.606%	5/25/2044	87	88
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	264	265
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.606%	8/25/2044	353	355
6

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	80	80
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	485	486
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	1,640	1,641
[4,5,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	483	483
[4,8]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	3,944	3,418
[4,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	1,512	1,529
[4,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	918	924
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	1,445	1,465
[4,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	1,001	1,016
[4,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	12,028	12,237
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	250	252
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	125	127
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	330	331
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	460	465
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	750	758
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	430	435
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	330	331
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	125	127
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	41
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	510	515
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	70	71
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	50	51
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	110	111
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	390	393
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	1,280	1,291
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	80	81
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	100	101
[4,8]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	125	128
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	1,350	1,374
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	130	132
[4,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	950	959
[4,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	280	286
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	105	108
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	125	128
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/2028	830	836
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	101
[4,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	130	132
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	230	231
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	360	364
[4,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	260	263
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	320	323
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	225	211
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	3,100	2,837
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	120	108
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	410	419
[4,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	103
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	1,250	1,257
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	140	141
[4,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	390	403
[4,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	135	137
[4,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,000	1,015
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	420	423
[4,8]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	720	727
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	211	213
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	962	968
[4,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	2,142	2,147
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/2028	125	127
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/2028	170	171
[4,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	990	1,001
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	260	264
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	120	122
[4,8]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	540	547
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/2029	360	364
[4]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	150	154
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	440	444
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	40	41
7

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	120	122
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	220	223
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	610	618
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	360	366
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	480	488
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	720	717
[4,8]	IRV Trust Series 2025-200P	5.471%	3/14/2047	1,200	1,227
[4,8]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	2,330	2,379
[4,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	846	862
[4]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	600	606
[4,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	2,538	2,193
[4,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	2,272	1,974
[4,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	620	636
[4,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	230	233
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	70	71
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	50	51
[4,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	30	31
[4,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	30	31
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	140	141
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	150	151
[4,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	130	131
[4,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	80	81
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/2029	790	797
[4,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	340	346
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	370	377
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	270	275
[4,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	550	562
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	490	491
[4,8]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	250	251
[4,8]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	260	261
[4,8]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	1,530	1,547
[4,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	125	128
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	390	395
[4,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	280	285
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	630	639
[4,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	240	245
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	1,010	1,072
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	790	835
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	225	225
[4]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,050	1,035
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	550	523
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	4,955	4,592
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	710	725
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	939	935
[4,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	16,541	16,787
[4,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	600	606
[4,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	125	126
[4,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	1,496	1,511
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	360	365
[4]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	100	101
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	300	304
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	260	261
[4]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	100	101
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	270	274
[4,8]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	2,542	2,195
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	3,150	3,181
[4,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	440	445
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	100	100
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	110	110
[4,8]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	110	109
[4,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	265	268
[4,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	510	519
[4,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	1,280	1,301
[4,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	1,630	1,641
[4,8]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	1,350	1,357
[4,8]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	440	442
[4,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	266	268
[4,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	798	813
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	5,802	5,882
[4,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	2,364	2,399
8

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	3,655	3,705
[4,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,832	1,860
[4,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	1,140	1,146
[4,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	4,209	4,270
[4,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	5,863	5,901
[4,8]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/2056	13,900	14,129
[4,8]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/2056	7,626	7,735
[4,8]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	8,972	9,027
[4,8]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	2,933	2,982
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,000	5,034
[4,8]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	6,700	6,758
[4,8]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	6,400	6,400
[4,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	250	252
[4,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	96
[4,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	125	119
[4,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	210	200
[4,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	540	511
[4,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	869	830
[4,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	90	86
[4,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	589	559
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	820	777
[4,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	330	307
[4,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	2,098	2,139
[4,8]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	100	100
[4,8]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	950	953
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	160	162
[4,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	250	251
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	75	76
[4]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	125	129
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	170	173
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	180	184
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	190	195
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	170	171
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/2029	270	272
[4]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	1,820	1,831
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,290	2,306
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	200	203
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	6,415	6,527
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	2,520	2,538
[4,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	240	243
[4,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	90	92
[4,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	190	191
[4,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	50	51
[4,8]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	140	141
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	81	82
[4,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	30	30
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	965	973
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	125	126
[4,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	107	108
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	660	671
[4,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	230	233
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	125	128
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/2029	100	101
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	125	129
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	470	475
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	180	182
[4,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	1,300	1,317
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	260	265
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	80	82
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	480	490
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	230	235
[4,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	920	934
[4,8]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	340	302
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	1,160	1,168
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	320	323
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	300	303
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	500	505
[4,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	410	411
[4,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	447	453
[4,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	238	244
9

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	1,520	1,547
[4,8]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	2,620	2,625
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	410	411
[4,8]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	610	611
[4,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	272	277
[4,8]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/2029	830	833
[4,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	1,500	1,519
[4,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	180	187
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	185	188
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	660	664
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	140	141
[4,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	460	466
[4,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	260	264
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	348	346
[4,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	140	139
[4,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	114	115
[4,8]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	1,680	1,681
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,000	988
[4,8]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	1,160	1,161
[4,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	1,152	1,152
[4,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	80	81
[4,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	190	193
[4,8]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	2,610	2,623
[4,8]	Verizon Master Trust Series 2023-3	4.880%	4/21/2031	140	142
[4,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	300	305
[4,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	440	446
[4,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	125	128
[4,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	290	299
[4,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	280	288
[4,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/2032	130	133
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	1,080	1,085
[4,8]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	370	372
[4]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	430	434
[4]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	180	182
[4]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	100	102
[4]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	163	165
[4,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	1,580	1,626
[4,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/2033	160	164
[4,8]	Verizon Master Trust Series 2025-2	5.340%	1/20/2033	170	174
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	1,090	1,098
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	380	382
[4,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	1,720	1,763
[4,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	630	640
[4,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	420	427
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	200	202
[4,8]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	340	343
[4,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	160	162
[4,8]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	410	407
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	1,960	1,983
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	130	132
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	720	723
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	500	500
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	1,670	1,730
[4,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	88	86
[4,8]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	460	462
[4]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	160	163
[4]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	220	223
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	430	437
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	500	502
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	125	127
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $438,413)					442,383
Corporate Bonds (30.4%)
Communications (2.1%)
[8]	AMC Networks Inc.	10.250%	1/15/2029	8	8
	AMC Networks Inc.	4.250%	2/15/2029	229	200
[8]	AMC Networks Inc.	10.500%	7/15/2032	15	16
	AT&T Inc.	2.300%	6/1/2027	400	388
	AT&T Inc.	4.700%	8/15/2030	2,885	2,934
10

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	2.750%	6/1/2031	500	458
	AT&T Inc.	2.250%	2/1/2032	990	867
	AT&T Inc.	4.850%	3/1/2039	400	384
[4,10]	AT&T Inc.	7.000%	4/30/2040	300	430
	AT&T Inc.	4.750%	5/15/2046	599	534
	AT&T Inc.	4.500%	3/9/2048	696	589
	AT&T Inc.	3.650%	6/1/2051	590	427
	AT&T Inc.	3.550%	9/15/2055	30	21
	AT&T Inc.	6.050%	8/15/2056	8,080	8,381
	AT&T Inc.	3.800%	12/1/2057	1,260	899
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	800	668
	British Telecommunications plc	9.625%	12/15/2030	750	923
[8]	Cable One Inc.	4.000%	11/15/2030	45	38
[8]	CCO Holdings LLC	5.125%	5/1/2027	300	298
[8]	CCO Holdings LLC	4.750%	3/1/2030	130	125
[8]	CCO Holdings LLC	4.500%	8/15/2030	30	28
	Charter Communications Operating LLC	3.750%	2/15/2028	2,840	2,797
	Charter Communications Operating LLC	4.200%	3/15/2028	3,325	3,309
	Charter Communications Operating LLC	5.050%	3/30/2029	1,175	1,190
	Charter Communications Operating LLC	6.100%	6/1/2029	3,906	4,099
	Charter Communications Operating LLC	2.300%	2/1/2032	2,363	2,020
	Charter Communications Operating LLC	4.400%	4/1/2033	528	500
	Charter Communications Operating LLC	6.650%	2/1/2034	831	889
	Charter Communications Operating LLC	6.550%	6/1/2034	500	533
	Charter Communications Operating LLC	5.850%	12/1/2035	2,194	2,216
	Charter Communications Operating LLC	3.500%	6/1/2041	1,200	877
	Charter Communications Operating LLC	3.500%	3/1/2042	845	609
	Charter Communications Operating LLC	6.484%	10/23/2045	2,701	2,668
	Charter Communications Operating LLC	5.750%	4/1/2048	2,140	1,936
	Charter Communications Operating LLC	5.125%	7/1/2049	100	83
	Charter Communications Operating LLC	4.800%	3/1/2050	1,125	890
	Charter Communications Operating LLC	3.700%	4/1/2051	875	577
	Charter Communications Operating LLC	3.900%	6/1/2052	750	507
	Charter Communications Operating LLC	6.700%	12/1/2055	3,387	3,421
	Charter Communications Operating LLC	4.400%	12/1/2061	631	437
	Charter Communications Operating LLC	3.950%	6/30/2062	1,120	708
	Comcast Corp.	3.400%	7/15/2046	200	145
	Comcast Corp.	3.969%	11/1/2047	800	624
	Comcast Corp.	3.450%	2/1/2050	271	189
	Comcast Corp.	2.800%	1/15/2051	290	177
	Comcast Corp.	2.937%	11/1/2056	1,800	1,067
	Comcast Corp.	2.987%	11/1/2063	990	565
[8]	Directv Financing LLC	8.875%	2/1/2030	55	54
[8]	Directv Financing LLC	10.000%	2/15/2031	50	50
[8]	DISH Network Corp.	11.750%	11/15/2027	22	23
	Fox Corp.	5.476%	1/25/2039	825	828
[8]	Frontier Communications Holdings LLC	8.625%	3/15/2031	15	16
	Meta Platforms Inc.	4.450%	8/15/2052	1,985	1,703
	Meta Platforms Inc.	5.600%	5/15/2053	800	810
	Meta Platforms Inc.	5.750%	5/15/2063	700	718
[8]	Midcontinent Communications	8.000%	8/15/2032	255	263
[8]	NTT Finance Corp.	4.567%	7/16/2027	1,057	1,064
[8]	Outfront Media Capital LLC	4.625%	3/15/2030	7	7
	Paramount Global	2.900%	1/15/2027	132	129
	Paramount Global	7.875%	7/30/2030	500	558
	Paramount Global	4.950%	1/15/2031	263	260
	Paramount Global	4.200%	5/19/2032	1,945	1,812
	Paramount Global	6.875%	4/30/2036	840	890
	Paramount Global	4.375%	3/15/2043	1,375	1,061
	Paramount Global	5.850%	9/1/2043	800	731
	Paramount Global	4.900%	8/15/2044	600	485
	Paramount Global	4.600%	1/15/2045	75	58
	Rogers Communications Inc.	7.000%	4/15/2055	25	26
	Rogers Communications Inc.	7.125%	4/15/2055	65	69
	Sprint Capital Corp.	8.750%	3/15/2032	50	61
[10]	Time Warner Cable LLC	5.750%	6/2/2031	800	1,076
	Time Warner Cable LLC	7.300%	7/1/2038	30	33
	Time Warner Cable LLC	5.875%	11/15/2040	270	258
	Time Warner Cable LLC	4.500%	9/15/2042	130	104
	T-Mobile USA Inc.	5.125%	5/15/2032	1,995	2,053
11

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.050%	7/15/2033	905	925
	T-Mobile USA Inc.	5.150%	4/15/2034	440	450
	T-Mobile USA Inc.	5.300%	5/15/2035	400	410
	T-Mobile USA Inc.	4.375%	4/15/2040	2,810	2,537
	T-Mobile USA Inc.	4.500%	4/15/2050	2,420	2,037
	T-Mobile USA Inc.	3.300%	2/15/2051	960	652
	T-Mobile USA Inc.	5.650%	1/15/2053	160	158
	Uber Technologies Inc.	4.300%	1/15/2030	5	5
	Uber Technologies Inc.	4.150%	1/15/2031	895	887
	Uber Technologies Inc.	4.800%	9/15/2035	3,465	3,432
	Uber Technologies Inc.	5.350%	9/15/2054	705	684
[8]	Univision Communications Inc.	8.000%	8/15/2028	3	3
[8]	Univision Communications Inc.	8.500%	7/31/2031	132	136
[8]	Univision Communications Inc.	9.375%	8/1/2032	190	202
	Verizon Communications Inc.	2.100%	3/22/2028	300	286
	Verizon Communications Inc.	4.500%	8/10/2033	900	886
	Verizon Communications Inc.	2.650%	11/20/2040	455	329
	Verizon Communications Inc.	4.000%	3/22/2050	1,100	867
	Verizon Communications Inc.	2.875%	11/20/2050	2,160	1,378
	Verizon Communications Inc.	3.875%	3/1/2052	750	574
	Verizon Communications Inc.	2.987%	10/30/2056	901	555
	Verizon Communications Inc.	3.700%	3/22/2061	1,040	733
	Vodafone Group plc	5.625%	2/10/2053	30	29
	Vodafone Group plc	5.750%	6/28/2054	1,405	1,384
[8]	VZ Secured Financing BV	5.000%	1/15/2032	15	14
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	10	8
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	77	57
					86,467
Consumer Discretionary (1.7%)
[8]	1011778 BC ULC	6.125%	6/15/2029	15	15
[8]	1011778 BC ULC	5.625%	9/15/2029	10	10
[6,8]	ADT Security Corp.	5.875%	10/15/2033	50	50
[8]	Advance Auto Parts Inc.	7.000%	8/1/2030	20	21
[8]	Advance Auto Parts Inc.	7.375%	8/1/2033	60	62
[8]	Allied Universal Holdco LLC	6.875%	6/15/2030	40	41
	Amazon.com Inc.	3.250%	5/12/2061	235	157
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	10	10
[6,8]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	20	20
	American Honda Finance Corp.	4.550%	7/9/2027	3,775	3,805
[4]	American Honda Finance Corp.	4.400%	9/5/2029	680	684
[4]	American Honda Finance Corp.	5.050%	7/10/2031	1,270	1,304
[8]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	10	10
	AutoZone Inc.	5.100%	7/15/2029	1,500	1,544
	AutoZone Inc.	5.400%	7/15/2034	725	752
[8]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	110	119
[8]	Belron UK Finance plc	5.750%	10/15/2029	10	10
	BorgWarner Inc.	4.950%	8/15/2029	95	97
[8]	Builders FirstSource Inc.	6.750%	5/15/2035	30	31
[6,8]	Carnival Corp.	5.125%	5/1/2029	55	55
[8]	Carnival Corp.	5.750%	3/15/2030	110	112
[8]	Carnival Corp.	5.875%	6/15/2031	60	62
[8]	Carnival Corp.	5.750%	8/1/2032	100	102
[8]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[8]	Churchill Downs Inc.	5.500%	4/1/2027	60	60
[8]	Churchill Downs Inc.	5.750%	4/1/2030	10	10
[8]	Churchill Downs Inc.	6.750%	5/1/2031	30	31
[8]	Clarios Global LP	6.750%	2/15/2030	20	21
[8]	Clarios Global LP	6.750%	9/15/2032	20	20
	Dana Inc.	4.250%	9/1/2030	20	20
	Ferguson Enterprises Inc.	4.350%	3/15/2031	1,900	1,889
[11]	Flutter Treasury DAC	4.000%	6/4/2031	826	970
[8]	Flutter Treasury DAC	5.875%	6/4/2031	105	107
	Ford Motor Co.	4.750%	1/15/2043	300	239
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	410	428
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,750	1,664
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	100	104
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	400	399
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	300	321
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	400	428
12

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	615	640
[8]	Garda World Security Corp.	8.250%	8/1/2032	17	18
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	23	24
	General Motors Co.	5.000%	10/1/2028	500	508
	General Motors Co.	5.625%	4/15/2030	400	415
	General Motors Co.	5.600%	10/15/2032	400	415
	General Motors Co.	6.250%	10/2/2043	1,950	1,984
	General Motors Co.	5.200%	4/1/2045	400	360
	General Motors Co.	6.750%	4/1/2046	400	428
	General Motors Co.	5.400%	4/1/2048	600	547
	General Motors Financial Co. Inc.	1.500%	6/10/2026	350	343
	General Motors Financial Co. Inc.	4.350%	1/17/2027	90	90
	General Motors Financial Co. Inc.	5.000%	7/15/2027	1,935	1,959
	General Motors Financial Co. Inc.	5.350%	7/15/2027	635	647
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,470	1,391
	General Motors Financial Co. Inc.	5.800%	1/7/2029	780	811
	General Motors Financial Co. Inc.	5.650%	1/17/2029	2,125	2,197
	General Motors Financial Co. Inc.	5.550%	7/15/2029	1,090	1,126
	General Motors Financial Co. Inc.	4.900%	10/6/2029	1,050	1,061
	General Motors Financial Co. Inc.	5.850%	4/6/2030	207	217
	General Motors Financial Co. Inc.	3.600%	6/21/2030	185	176
	General Motors Financial Co. Inc.	6.400%	1/9/2033	1,650	1,767
[6,8]	Gildan Activewear Inc.	4.700%	10/7/2030	200	200
[6,8]	Gildan Activewear Inc.	5.400%	10/7/2035	855	855
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	85	86
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	65	60
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	25	25
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	60	61
[8]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	75	76
[8]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[8]	JH North America Holdings Inc.	6.125%	7/31/2032	10	10
[8]	Light & Wonder International Inc.	6.250%	10/1/2033	35	35
[8]	Lithia Motors Inc.	3.875%	6/1/2029	15	14
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,075	1,074
	Lowe's Cos. Inc.	4.000%	10/15/2028	645	644
	Lowe's Cos. Inc.	4.250%	3/15/2031	1,845	1,833
	Lowe's Cos. Inc.	4.500%	10/15/2032	11,310	11,215
	Lowe's Cos. Inc.	4.850%	10/15/2035	9,005	8,931
	Lowe's Cos. Inc.	3.700%	4/15/2046	500	384
[8]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	70	70
[8]	MGM China Holdings Ltd.	4.750%	2/1/2027	30	30
[8]	MGM China Holdings Ltd.	7.125%	6/26/2031	45	48
	MGM Resorts International	6.500%	4/15/2032	40	41
[8]	MIWD Holdco II LLC	5.500%	2/1/2030	40	39
[8]	NCL Corp. Ltd.	7.750%	2/15/2029	25	27
[8]	NCL Corp. Ltd.	5.875%	1/15/2031	30	30
[8]	NCL Corp. Ltd.	6.750%	2/1/2032	45	46
[8]	NCL Corp. Ltd.	6.250%	9/15/2033	15	15
	Newell Brands Inc.	6.375%	9/15/2027	10	10
[8]	Newell Brands Inc.	8.500%	6/1/2028	30	32
	Newell Brands Inc.	6.625%	9/15/2029	55	55
	Newell Brands Inc.	6.375%	5/15/2030	5	5
	Newell Brands Inc.	6.625%	5/15/2032	5	5
	Newell Brands Inc.	7.000%	4/1/2046	173	153
[8]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	25	25
[8]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	55	55
[8]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	50	53
[8]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	55	59
[8]	Phinia Inc.	6.625%	10/15/2032	10	10
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	8	8
[6,8]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	15	15
	Six Flags Entertainment Corp.	5.375%	4/15/2027	50	50
[8]	Six Flags Entertainment Corp.	6.625%	5/1/2032	20	20
[8]	Standard Building Solutions Inc.	6.500%	8/15/2032	10	10
[8]	Standard Building Solutions Inc.	6.250%	8/1/2033	15	15
[8]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	5,120	5,117
[4,11]	Stellantis NV	1.250%	6/20/2033	800	745
[8]	Studio City Finance Ltd.	5.000%	1/15/2029	2	2
	Tapestry Inc.	5.100%	3/11/2030	330	338
	Toyota Motor Credit Corp.	4.500%	5/14/2027	1,970	1,988
13

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	4.600%	10/10/2031	320	324
[8]	Vail Resorts Inc.	5.625%	7/15/2030	45	45
[8]	Vail Resorts Inc.	6.500%	5/15/2032	35	36
[8]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	1,990	1,995
[11]	Volkswagen International Finance NV	3.748%	Perpetual	500	585
[8]	Wayfair LLC	7.250%	10/31/2029	8	8
[8]	Wayfair LLC	7.750%	9/15/2030	100	105
	Whirlpool Corp.	6.125%	6/15/2030	10	10
	Whirlpool Corp.	6.500%	6/15/2033	147	147
[8]	Wynn Macau Ltd.	5.125%	12/15/2029	2	2
[8]	Wynn Macau Ltd.	6.750%	2/15/2034	30	30
[8]	ZF North America Capital Inc.	7.500%	3/24/2031	25	25
					70,849
Consumer Staples (1.6%)
[8]	Albertsons Cos. Inc.	5.875%	2/15/2028	25	25
[8]	Albertsons Cos. Inc.	6.250%	3/15/2033	70	72
	Altria Group Inc.	5.800%	2/14/2039	1,600	1,659
	Altria Group Inc.	5.375%	1/31/2044	525	515
	Altria Group Inc.	3.875%	9/16/2046	8	6
	Altria Group Inc.	3.700%	2/4/2051	30	22
[4,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/2036	100	109
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,130	1,087
	Avery Dennison Corp.	4.875%	12/6/2028	353	360
	BAT Capital Corp.	3.557%	8/15/2027	800	792
	BAT Capital Corp.	2.259%	3/25/2028	110	105
	BAT Capital Corp.	4.906%	4/2/2030	500	509
	BAT Capital Corp.	6.343%	8/2/2030	1,710	1,846
	BAT Capital Corp.	4.742%	3/16/2032	400	402
	BAT Capital Corp.	4.625%	3/22/2033	8,255	8,168
	BAT Capital Corp.	6.421%	8/2/2033	895	982
	BAT Capital Corp.	4.390%	8/15/2037	760	696
	BAT Capital Corp.	4.540%	8/15/2047	520	436
	BAT Capital Corp.	4.758%	9/6/2049	140	119
	BAT Capital Corp.	5.650%	3/16/2052	290	277
	BAT Capital Corp.	7.081%	8/2/2053	1,340	1,532
[4,11]	British American Tobacco plc	3.000%	Perpetual	900	1,053
	Constellation Brands Inc.	2.250%	8/1/2031	1,150	1,014
	Constellation Brands Inc.	4.750%	5/9/2032	100	101
[8]	Energizer Holdings Inc.	4.750%	6/15/2028	150	147
[8]	Energizer Holdings Inc.	4.375%	3/31/2029	30	29
[8]	Energizer Holdings Inc.	6.000%	9/15/2033	55	54
[8]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	230	230
[8]	Imperial Brands Finance plc	4.500%	6/30/2028	2,080	2,094
[4,11]	Imperial Brands Finance plc	3.875%	2/12/2034	600	698
[8]	Imperial Brands Finance plc	6.375%	7/1/2055	1,040	1,078
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	130	121
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	20	18
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	8	9
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	3,610	3,805
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	2,000	2,289
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	4,550	4,751
[8]	KeHE Distributors LLC	9.000%	2/15/2029	50	53
	Kraft Heinz Foods Co.	5.000%	7/15/2035	1,198	1,190
	Kraft Heinz Foods Co.	5.000%	6/4/2042	400	369
	Kraft Heinz Foods Co.	5.200%	7/15/2045	520	481
	Kraft Heinz Foods Co.	4.375%	6/1/2046	780	649
	Kraft Heinz Foods Co.	4.875%	10/1/2049	1,100	962
	Kraft Heinz Foods Co.	5.500%	6/1/2050	2,355	2,227
	Kroger Co.	5.000%	9/15/2034	3,685	3,715
	Kroger Co.	4.450%	2/1/2047	550	468
	Kroger Co.	3.950%	1/15/2050	200	155
	Kroger Co.	5.500%	9/15/2054	2,950	2,873
	Kroger Co.	5.650%	9/15/2064	1,500	1,465
[8]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	110	106
[8]	Mars Inc.	5.000%	3/1/2032	695	711
[8]	Mars Inc.	5.200%	3/1/2035	3,783	3,866
[8]	Mars Inc.	5.700%	5/1/2055	2,360	2,392
[8]	Mars Inc.	5.800%	5/1/2065	1,760	1,795
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,100	1,027
14

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Molson Coors Beverage Co.	4.200%	7/15/2046	400	325
[8]	Opal Bidco SAS	6.500%	3/31/2032	105	108
[8]	Performance Food Group Inc.	5.500%	10/15/2027	75	75
[8]	Performance Food Group Inc.	6.125%	9/15/2032	5	5
[11]	Philip Morris International Inc.	3.250%	6/6/2032	400	465
	Philip Morris International Inc.	5.750%	11/17/2032	500	533
	Philip Morris International Inc.	5.375%	2/15/2033	395	413
	Philip Morris International Inc.	5.250%	2/13/2034	230	237
	Philip Morris International Inc.	4.500%	3/20/2042	70	63
[8]	Post Holdings Inc.	6.375%	3/1/2033	6	6
	Tyson Foods Inc.	3.550%	6/2/2027	900	891
	Tyson Foods Inc.	4.350%	3/1/2029	230	230
	Tyson Foods Inc.	5.700%	3/15/2034	1,330	1,402
	Tyson Foods Inc.	5.100%	9/28/2048	800	740
[8]	US Foods Inc.	5.750%	4/15/2033	10	10
					67,217
Energy (2.2%)
[8]	Antero Midstream Partners LP	5.750%	10/15/2033	40	40
[8]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	100	100
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	23	24
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	60	61
[8]	Blue Racer Midstream LLC	6.625%	7/15/2026	330	330
[8]	Blue Racer Midstream LLC	7.000%	7/15/2029	11	11
[8]	Blue Racer Midstream LLC	7.250%	7/15/2032	5	5
	BP Capital Markets America Inc.	3.060%	6/17/2041	508	386
	BP Capital Markets America Inc.	3.000%	2/24/2050	400	265
	BP Capital Markets America Inc.	2.939%	6/4/2051	3,390	2,192
	BP Capital Markets America Inc.	3.001%	3/17/2052	2,570	1,673
[4,11]	BP Capital Markets BV	0.933%	12/4/2040	600	446
[11]	BP Capital Markets plc	3.625%	Perpetual	300	352
[6,8]	California Resources Corp.	7.000%	1/15/2034	30	30
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	8	9
	Cenovus Energy Inc.	2.650%	1/15/2032	85	75
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	500	486
	Cheniere Energy Inc.	4.625%	10/15/2028	86	86
	Cheniere Energy Partners LP	3.250%	1/31/2032	895	816
	Cheniere Energy Partners LP	5.750%	8/15/2034	500	520
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	2,690	2,752
[8]	Chord Energy Corp.	6.000%	10/1/2030	30	30
[8]	Chord Energy Corp.	6.750%	3/15/2033	30	30
[8]	Civitas Resources Inc.	8.375%	7/1/2028	20	21
[8]	Civitas Resources Inc.	8.750%	7/1/2031	310	318
[8]	Civitas Resources Inc.	9.625%	6/15/2033	50	53
[8]	CNX Resources Corp.	7.250%	3/1/2032	10	10
	ConocoPhillips	5.900%	10/15/2032	300	327
	ConocoPhillips Co.	5.000%	1/15/2035	855	865
	ConocoPhillips Co.	3.800%	3/15/2052	905	680
	ConocoPhillips Co.	5.300%	5/15/2053	1,150	1,096
	ConocoPhillips Co.	5.500%	1/15/2055	400	391
	Continental Resources Inc.	4.900%	6/1/2044	300	245
	DCP Midstream Operating LP	3.250%	2/15/2032	250	228
	Devon Energy Corp.	5.750%	9/15/2054	500	464
[8]	Diamond Foreign Asset Co.	8.500%	10/1/2030	5	5
	Diamondback Energy Inc.	5.200%	4/18/2027	5	5
	Diamondback Energy Inc.	6.250%	3/15/2033	502	541
	Diamondback Energy Inc.	4.400%	3/24/2051	400	323
	Diamondback Energy Inc.	4.250%	3/15/2052	700	549
	Diamondback Energy Inc.	6.250%	3/15/2053	1,970	2,019
	Diamondback Energy Inc.	5.750%	4/18/2054	100	96
	Diamondback Energy Inc.	5.900%	4/18/2064	240	231
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	760	798
	Enbridge Energy Partners LP	7.375%	10/15/2045	118	139
	Enbridge Inc.	3.700%	7/15/2027	500	496
	Enbridge Inc.	5.300%	4/5/2029	45	46
	Enbridge Inc.	3.125%	11/15/2029	710	677
	Enbridge Inc.	5.700%	3/8/2033	400	421
	Enbridge Inc.	4.500%	6/10/2044	70	60
	Enbridge Inc.	6.700%	11/15/2053	1,650	1,843
	Enbridge Inc.	5.950%	4/5/2054	610	626
15

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Energy Transfer LP	5.500%	6/1/2027	500	509
	Energy Transfer LP	4.950%	6/15/2028	1,054	1,072
	Energy Transfer LP	5.250%	4/15/2029	1,999	2,057
	Energy Transfer LP	5.250%	7/1/2029	115	118
	Energy Transfer LP	4.150%	9/15/2029	500	496
	Energy Transfer LP	3.750%	5/15/2030	40	39
	Energy Transfer LP	6.400%	12/1/2030	35	38
	Energy Transfer LP	6.550%	12/1/2033	892	976
	Energy Transfer LP	5.550%	5/15/2034	600	616
	Energy Transfer LP	5.600%	9/1/2034	600	616
	Energy Transfer LP	5.300%	4/1/2044	8	7
	Energy Transfer LP	5.000%	5/15/2050	591	506
	Energy Transfer LP	5.950%	5/15/2054	1,810	1,756
[4,11]	Eni SpA	3.375%	Perpetual	380	440
	Enterprise Products Operating LLC	4.850%	1/31/2034	750	757
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,410	1,433
	Enterprise Products Operating LLC	4.850%	8/15/2042	50	46
	Enterprise Products Operating LLC	4.800%	2/1/2049	421	376
	EOG Resources Inc.	5.350%	1/15/2036	400	411
	EOG Resources Inc.	4.950%	4/15/2050	1,045	951
	EOG Resources Inc.	5.650%	12/1/2054	1,165	1,167
	EQT Corp.	3.900%	10/1/2027	592	588
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	2	2
[8]	Excelerate Energy LP	8.000%	5/15/2030	63	67
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	100	85
[4]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,660	1,619
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,820	1,653
	Genesis Energy LP	8.000%	5/15/2033	5	5
	Halliburton Co.	2.920%	3/1/2030	508	479
	Halliburton Co.	6.700%	9/15/2038	500	560
	Halliburton Co.	4.750%	8/1/2043	300	269
	Helmerich & Payne Inc.	4.650%	12/1/2027	380	382
	Helmerich & Payne Inc.	4.850%	12/1/2029	225	224
	Hess Corp.	7.875%	10/1/2029	295	335
[8]	Hess Midstream Operations LP	6.500%	6/1/2029	2	2
[8]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	165	168
	Kinder Morgan Inc.	5.150%	6/1/2030	1,570	1,620
	Kinder Morgan Inc.	5.950%	8/1/2054	500	504
[8]	Kinetik Holdings LP	6.625%	12/15/2028	15	15
[8]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,030	2,087
	Marathon Petroleum Corp.	4.750%	9/15/2044	400	346
[8]	Matador Resources Co.	6.250%	4/15/2033	5	5
	MPLX LP	4.800%	2/15/2029	390	395
	Occidental Petroleum Corp.	5.000%	8/1/2027	680	688
	Occidental Petroleum Corp.	6.625%	9/1/2030	990	1,061
	Occidental Petroleum Corp.	5.375%	1/1/2032	550	559
	Occidental Petroleum Corp.	6.200%	3/15/2040	320	325
	ONEOK Inc.	6.625%	9/1/2053	2,028	2,157
[4]	OQ SAOC	5.125%	5/6/2028	2,000	2,022
[4,11]	ORLEN SA	3.625%	7/2/2032	215	250
[8]	ORLEN SA	6.000%	1/30/2035	360	376
	Ovintiv Inc.	7.375%	11/1/2031	333	371
	Petrobras Global Finance BV	5.125%	9/10/2030	940	929
	Petrobras Global Finance BV	6.250%	1/10/2036	996	983
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	2,200	2,138
[8]	Petronas Capital Ltd.	4.950%	1/3/2031	2,856	2,950
[8]	Petronas Capital Ltd.	5.340%	4/3/2035	1,248	1,302
	Phillips 66	3.300%	3/15/2052	400	265
	Phillips 66 Co.	5.250%	6/15/2031	65	67
	Phillips 66 Co.	5.650%	6/15/2054	150	144
	Pioneer Natural Resources Co.	1.900%	8/15/2030	140	126
	Plains All American Pipeline LP	3.550%	12/15/2029	850	821
	Plains All American Pipeline LP	3.800%	9/15/2030	750	724
	Plains All American Pipeline LP	4.700%	1/15/2031	960	962
	Plains All American Pipeline LP	5.600%	1/15/2036	1,270	1,285
[8]	Rockies Express Pipeline LLC	6.750%	3/15/2033	45	47
[4]	SA Global Sukuk Ltd.	1.602%	6/17/2026	4,251	4,164
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	205	205
16

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	407	409
[8]	Schlumberger Holdings Corp.	5.000%	5/29/2027	365	370
	Shell International Finance BV	6.375%	12/15/2038	182	206
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	13	14
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Suncor Energy Inc.	3.750%	3/4/2051	110	79
[8]	Sunoco LP	5.625%	3/15/2031	180	179
[8]	Sunoco LP	7.875%	Perpetual	45	46
[8]	Tallgrass Energy Partners LP	6.000%	12/31/2030	13	13
[8]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	203
	Targa Resources Corp.	5.200%	7/1/2027	95	97
	Targa Resources Corp.	6.125%	3/15/2033	70	75
	Targa Resources Corp.	6.250%	7/1/2052	400	408
	Targa Resources Corp.	6.500%	2/15/2053	400	421
	Targa Resources Partners LP	4.875%	2/1/2031	936	939
[4,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	600	659
[4,11]	TotalEnergies SE	1.625%	Perpetual	600	679
[4,11]	TotalEnergies SE	2.000%	Perpetual	768	887
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	955	955
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	500	487
[8]	Transocean International Ltd.	8.250%	5/15/2029	15	15
[8]	Transocean International Ltd.	8.500%	5/15/2031	275	270
[6,8]	Transocean International Ltd.	7.875%	10/15/2032	20	20
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	8	8
[8]	Valaris Ltd.	8.375%	4/30/2030	28	29
	Valero Energy Corp.	5.150%	2/15/2030	780	803
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	20	19
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	45	47
[8]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	25	24
[8]	Venture Global LNG Inc.	8.375%	6/1/2031	40	42
[8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	20	21
[8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	20	21
[8]	Vital Energy Inc.	7.875%	4/15/2032	4	4
[6,8]	Weatherford International Ltd.	6.750%	10/15/2033	30	30
	Western Midstream Operating LP	6.350%	1/15/2029	400	421
	Western Midstream Operating LP	4.050%	2/1/2030	140	137
	Williams Cos. Inc.	5.300%	8/15/2028	85	88
	Williams Cos. Inc.	4.625%	6/30/2030	400	404
	Williams Cos. Inc.	4.650%	8/15/2032	1,150	1,149
	Williams Cos. Inc.	6.300%	4/15/2040	101	109
	Williams Cos. Inc.	5.100%	9/15/2045	1,225	1,134
	Williams Cos. Inc.	5.800%	11/15/2054	1,500	1,504
					88,444
Financials (11.8%)
[8]	200 Park Funding Trust	5.740%	2/15/2055	2,413	2,452
[4,11]	ABN AMRO Bank NV	5.500%	9/21/2033	100	125
	AerCap Ireland Capital DAC	2.450%	10/29/2026	670	658
	AerCap Ireland Capital DAC	6.450%	4/15/2027	750	774
	AerCap Ireland Capital DAC	4.875%	4/1/2028	1,986	2,016
	AerCap Ireland Capital DAC	3.000%	10/29/2028	3,794	3,657
	AerCap Ireland Capital DAC	5.100%	1/19/2029	750	768
	AerCap Ireland Capital DAC	4.625%	9/10/2029	1,146	1,157
[6]	AerCap Ireland Capital DAC	4.375%	11/15/2030	1,761	1,753
	AerCap Ireland Capital DAC	5.375%	12/15/2031	400	414
	AerCap Ireland Capital DAC	3.300%	1/30/2032	502	463
	AerCap Ireland Capital DAC	3.400%	10/29/2033	1,750	1,574
	AerCap Ireland Capital DAC	4.950%	9/10/2034	1,500	1,494
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	5	5
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	40	41
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	15	15
	Ally Financial Inc.	5.737%	5/15/2029	980	1,003
	American Express Co.	5.645%	4/23/2027	800	806
	American Express Co.	5.043%	7/26/2028	284	289
	American Express Co.	5.085%	1/30/2031	950	979
	American Express Co.	6.489%	10/30/2031	1,380	1,512
	American International Group Inc.	5.125%	3/27/2033	710	730
	American International Group Inc.	5.450%	5/7/2035	563	586
	American International Group Inc.	4.750%	4/1/2048	300	271
	American International Group Inc.	4.375%	6/30/2050	1,010	857
17

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameriprise Financial Inc.	5.200%	4/15/2035	1,315	1,340
[8]	AmWINS Group Inc.	6.375%	2/15/2029	37	38
	Aon Corp.	5.000%	9/12/2032	500	514
	Aon Corp.	5.350%	2/28/2033	800	835
	Aon Corp.	3.900%	2/28/2052	725	550
	Aon Global Ltd.	4.750%	5/15/2045	300	270
	Aon North America Inc.	5.125%	3/1/2027	830	842
	Aon North America Inc.	5.150%	3/1/2029	950	978
	Aon North America Inc.	5.450%	3/1/2034	1,070	1,115
	Aon North America Inc.	5.750%	3/1/2054	2,953	2,976
	Apollo Global Management Inc.	5.150%	8/12/2035	984	989
	Apollo Global Management Inc.	5.800%	5/21/2054	48	49
	Apollo Global Management Inc.	6.000%	12/15/2054	644	642
[4,11]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	2,200	2,597
	Ares Strategic Income Fund	5.700%	3/15/2028	623	632
	Ares Strategic Income Fund	6.350%	8/15/2029	9	9
[4,11]	Argenta Spaarbank NV	1.375%	2/8/2029	800	906
[4,11]	Aroundtown SA	1.450%	7/9/2028	1,100	1,236
[4,11]	Aroundtown SA	3.500%	5/13/2030	1,400	1,635
	Arthur J Gallagher & Co.	4.600%	12/15/2027	913	922
[11]	ASR Nederland NV	7.000%	12/7/2043	200	280
	Assurant Inc.	4.900%	3/27/2028	31	31
	Athene Holding Ltd.	4.125%	1/12/2028	3,909	3,901
	Athene Holding Ltd.	6.150%	4/3/2030	400	427
	Athene Holding Ltd.	6.650%	2/1/2033	3,030	3,296
	Athene Holding Ltd.	5.875%	1/15/2034	3,450	3,608
	Athene Holding Ltd.	3.950%	5/25/2051	300	218
	Athene Holding Ltd.	3.450%	5/15/2052	1,273	838
	Athene Holding Ltd.	6.250%	4/1/2054	1,179	1,201
	Athene Holding Ltd.	6.625%	10/15/2054	366	371
[11]	Athora Holding Ltd.	6.625%	6/16/2028	400	508
[11]	Athora Holding Ltd.	5.875%	9/10/2034	500	637
[8]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	780	864
[10]	Aviva plc	6.875%	11/27/2053	300	427
[10]	Aviva plc	6.125%	9/12/2054	300	404
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	1,650	1,707
	Banco Santander SA	5.294%	8/18/2027	1,900	1,937
	Banco Santander SA	4.379%	4/12/2028	1,000	1,003
	Banco Santander SA	6.607%	11/7/2028	560	599
	Banco Santander SA	2.749%	12/3/2030	1,350	1,224
	Banco Santander SA	3.225%	11/22/2032	400	364
	Bank of America Corp.	4.376%	4/27/2028	1,075	1,079
[4]	Bank of America Corp.	3.593%	7/21/2028	1,300	1,288
[4]	Bank of America Corp.	3.419%	12/20/2028	2,400	2,362
[4]	Bank of America Corp.	3.970%	3/5/2029	960	956
[4]	Bank of America Corp.	4.271%	7/23/2029	1,020	1,023
[4]	Bank of America Corp.	3.974%	2/7/2030	450	447
[4]	Bank of America Corp.	3.194%	7/23/2030	1,525	1,469
[4]	Bank of America Corp.	2.884%	10/22/2030	500	474
[4]	Bank of America Corp.	2.496%	2/13/2031	1,100	1,018
[4]	Bank of America Corp.	1.898%	7/23/2031	820	732
	Bank of America Corp.	2.687%	4/22/2032	400	364
	Bank of America Corp.	2.572%	10/20/2032	875	784
[4]	Bank of America Corp.	2.972%	2/4/2033	544	495
[4]	Bank of America Corp.	5.015%	7/22/2033	1,975	2,019
	Bank of America Corp.	5.468%	1/23/2035	540	564
	Bank of America Corp.	5.518%	10/25/2035	2,180	2,236
	Bank of America Corp.	5.744%	2/12/2036	2,770	2,884
	Bank of America Corp.	5.464%	5/9/2036	840	877
	Bank of America Corp.	2.482%	9/21/2036	1,720	1,494
	Bank of America Corp.	6.110%	1/29/2037	1,846	1,989
[4]	Bank of America Corp.	4.244%	4/24/2038	800	746
	Bank of America Corp.	7.750%	5/14/2038	947	1,155
[4]	Bank of America Corp.	2.676%	6/19/2041	3,499	2,579
	Bank of America Corp.	3.311%	4/22/2042	270	214
[4]	Bank of America Corp.	4.443%	1/20/2048	100	88
[4]	Bank of America Corp.	4.083%	3/20/2051	3,395	2,763
[4]	Bank of America NA	6.000%	10/15/2036	188	204
[4,11]	Bank of Cyprus PCL	2.500%	6/24/2027	337	394
[4,11]	Bank of Cyprus PCL	5.000%	5/2/2029	571	702
18

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of Montreal	3.803%	12/15/2032	800	786
	Bank of Montreal	3.088%	1/10/2037	850	757
[4]	Bank of New York Mellon Corp.	3.250%	5/16/2027	710	704
[4]	Bank of New York Mellon Corp.	3.442%	2/7/2028	300	298
	Bank of New York Mellon Corp.	4.890%	7/21/2028	800	812
[4]	Bank of New York Mellon Corp.	5.802%	10/25/2028	500	518
	Bank of New York Mellon Corp.	4.543%	2/1/2029	550	556
	Bank of New York Mellon Corp.	5.060%	7/22/2032	558	576
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	390	435
	Bank of New York Mellon Corp.	5.316%	6/6/2036	4,756	4,921
	Barclays plc	5.200%	5/12/2026	730	733
	Barclays plc	6.496%	9/13/2027	374	382
	Barclays plc	2.279%	11/24/2027	800	782
	Barclays plc	4.337%	1/10/2028	650	650
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.837%	9/10/2028	644	651
	Barclays plc	7.385%	11/2/2028	900	954
	Barclays plc	5.086%	2/25/2029	2,279	2,320
[4]	Barclays plc	4.972%	5/16/2029	400	406
[4]	Barclays plc	5.088%	6/20/2030	724	733
[10]	Barclays plc	3.750%	11/22/2030	100	134
	Barclays plc	5.367%	2/25/2031	400	412
	Barclays plc	2.645%	6/24/2031	400	368
	Barclays plc	3.330%	11/24/2042	740	570
	Barclays plc	4.950%	1/10/2047	400	367
[4,11]	Belfius Bank SA	1.250%	4/6/2034	1,300	1,427
[4,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	200	250
[4,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	400	434
[8]	Block Inc.	5.625%	8/15/2030	25	25
[8]	Block Inc.	6.000%	8/15/2033	20	20
	Blue Owl Finance LLC	6.250%	4/18/2034	100	105
[8]	BNP Paribas SA	5.283%	11/19/2030	4,714	4,843
[4,11]	BNP Paribas SA	2.500%	3/31/2032	300	350
[4,11]	BNP Paribas SA	0.875%	8/31/2033	1,200	1,318
[10]	BPCE SA	5.250%	4/16/2029	400	537
[10]	BPCE SA	2.500%	11/30/2032	1,100	1,399
[4,11]	BPCE SA	4.125%	3/8/2033	500	604
[8]	BPCE SA	6.508%	1/18/2035	108	115
	Brown & Brown Inc.	4.700%	6/23/2028	880	889
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	310	314
	Capital One Financial Corp.	3.650%	5/11/2027	300	298
	Capital One Financial Corp.	7.149%	10/29/2027	400	412
	Capital One Financial Corp.	3.800%	1/31/2028	450	446
	Capital One Financial Corp.	5.468%	2/1/2029	1,614	1,654
	Capital One Financial Corp.	6.312%	6/8/2029	556	583
	Capital One Financial Corp.	5.700%	2/1/2030	894	928
	Capital One Financial Corp.	3.273%	3/1/2030	400	386
[4]	Capital One Financial Corp.	7.624%	10/30/2031	2,000	2,262
	Capital One Financial Corp.	5.268%	5/10/2033	500	511
	Capital One Financial Corp.	6.377%	6/8/2034	455	492
	Capital One Financial Corp.	6.183%	1/30/2036	4,760	4,942
	Carlyle Group Inc.	5.050%	9/19/2035	1,238	1,229
	Charles Schwab Corp.	6.136%	8/24/2034	395	430
	Chubb INA Holdings LLC	3.050%	12/15/2061	298	187
[8]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,014
	Citigroup Inc.	4.643%	5/7/2028	11,715	11,793
[4]	Citigroup Inc.	4.075%	4/23/2029	400	399
	Citigroup Inc.	4.542%	9/19/2030	1,280	1,286
	Citigroup Inc.	6.174%	5/25/2034	400	426
	Citigroup Inc.	5.827%	2/13/2035	570	592
	Citigroup Inc.	5.174%	9/11/2036	5,941	6,000
	Citizens Financial Group Inc.	5.841%	1/23/2030	1,727	1,800
	Citizens Financial Group Inc.	5.253%	3/5/2031	1,844	1,890
[4,10]	Close Brothers Finance plc	1.625%	12/3/2030	364	410
	Cooperatieve Rabobank UA	4.494%	10/17/2029	290	295
[4]	Cooperatieve Rabobank UA	5.250%	5/24/2041	400	403
	Cooperatieve Rabobank UA	5.750%	12/1/2043	220	224
	Cooperatieve Rabobank UA	5.250%	8/4/2045	400	383
	Corebridge Financial Inc.	3.650%	4/5/2027	500	496
	Corebridge Financial Inc.	4.350%	4/5/2042	300	261
19

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	4.400%	4/5/2052	1,980	1,637
[8]	Corebridge Global Funding	4.650%	8/20/2027	3,480	3,521
[8]	Credit Acceptance Corp.	6.625%	3/15/2030	80	80
[8]	Credit Agricole SA	4.631%	9/11/2028	250	252
[4,11]	Credit Mutuel Arkea SA	4.810%	5/15/2035	800	981
	Credit Suisse USA LLC	7.125%	7/15/2032	700	804
[8]	Danske Bank A/S	5.427%	3/1/2028	240	244
	Deutsche Bank AG	5.371%	9/9/2027	400	410
[4]	Deutsche Bank AG	5.373%	1/10/2029	2,070	2,114
	Deutsche Bank AG	6.720%	1/18/2029	2,131	2,237
	Deutsche Bank AG	6.819%	11/20/2029	756	809
	Deutsche Bank AG	4.999%	9/11/2030	1,300	1,319
	Deutsche Bank AG	5.297%	5/9/2031	3,556	3,640
	Deutsche Bank AG	5.882%	7/8/2031	400	414
	Deutsche Bank AG	4.950%	8/4/2031	5,139	5,185
[4]	Deutsche Bank AG	3.547%	9/18/2031	3,115	2,953
[4,11]	Deutsche Bank AG	4.000%	6/24/2032	200	237
	Deutsche Bank AG	4.875%	12/1/2032	800	799
	Deutsche Bank AG	7.079%	2/10/2034	1,900	2,088
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	1,000	1,180
[4,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	1,100	1,312
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	600	705
[4,11]	Eurobank SA	4.000%	2/7/2036	400	472
	Fifth Third Bancorp	2.550%	5/5/2027	2,000	1,953
	Fifth Third Bancorp	6.361%	10/27/2028	3,560	3,711
	Fifth Third Bancorp	6.339%	7/27/2029	2,985	3,145
	Fifth Third Bancorp	4.772%	7/28/2030	1,700	1,719
	Fifth Third Bancorp	4.895%	9/6/2030	4,396	4,467
	Fifth Third Bancorp	5.631%	1/29/2032	452	474
[8]	Focus Financial Partners LLC	6.750%	9/15/2031	15	15
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	20	21
[8]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	275	283
	Gaci First Investment Co.	5.000%	10/13/2027	7,119	7,208
	GATX Corp.	3.250%	9/15/2026	5	5
	GATX Corp.	4.550%	11/7/2028	40	40
	GATX Corp.	4.700%	4/1/2029	94	95
[8]	GGAM Finance Ltd.	8.000%	6/15/2028	25	26
[8]	Global Atlantic Fin Co.	7.950%	6/15/2033	398	461
[8]	Global Atlantic Fin Co.	6.750%	3/15/2054	70	74
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,700	1,778
	Goldman Sachs Group Inc.	4.692%	10/23/2030	2,750	2,786
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,520	1,572
	Goldman Sachs Group Inc.	5.851%	4/25/2035	400	426
	Goldman Sachs Group Inc.	5.536%	1/28/2036	860	898
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,547	1,732
	Goldman Sachs Group Inc.	6.250%	2/1/2041	100	110
	Goldman Sachs Group Inc.	5.150%	5/22/2045	1,040	977
	Goldman Sachs Group Inc.	5.734%	1/28/2056	410	425
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,056	1,075
[8]	Howden UK Refinance plc	7.250%	2/15/2031	135	139
[8]	Howden UK Refinance plc	8.125%	2/15/2032	95	99
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	3,747	3,728
	HPS Corporate Lending Fund	5.950%	4/14/2032	710	722
	HSBC Holdings plc	1.589%	5/24/2027	400	393
	HSBC Holdings plc	5.597%	5/17/2028	650	664
[4]	HSBC Holdings plc	2.013%	9/22/2028	750	719
	HSBC Holdings plc	7.390%	11/3/2028	2,003	2,128
	HSBC Holdings plc	5.130%	11/19/2028	719	732
	HSBC Holdings plc	4.899%	3/3/2029	700	710
	HSBC Holdings plc	6.161%	3/9/2029	220	229
[4]	HSBC Holdings plc	4.583%	6/19/2029	920	926
	HSBC Holdings plc	2.206%	8/17/2029	400	377
	HSBC Holdings plc	4.950%	3/31/2030	1,750	1,795
	HSBC Holdings plc	5.286%	11/19/2030	1,030	1,063
[4]	HSBC Holdings plc	2.848%	6/4/2031	2,670	2,483
	HSBC Holdings plc	5.733%	5/17/2032	300	315
	HSBC Holdings plc	6.500%	9/15/2037	797	868
[4]	HSBC Holdings plc	6.500%	9/15/2037	800	859
	HSBC USA Inc.	4.650%	6/3/2028	2,750	2,788
20

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	6.208%	8/21/2029	2,000	2,104
	Huntington Bancshares Inc.	5.272%	1/15/2031	230	237
	Huntington Bancshares Inc.	5.709%	2/2/2035	1,391	1,449
	Huntington Bancshares Inc.	2.487%	8/15/2036	300	257
	Huntington National Bank	4.871%	4/12/2028	9,309	9,411
	Huntington National Bank	5.650%	1/10/2030	50	52
[4,11]	ING Groep NV	4.375%	8/15/2034	400	484
	Intercontinental Exchange Inc.	3.625%	9/1/2028	369	365
[4,11]	IWG US Finance LLC	6.500%	6/28/2030	111	142
[11]	IWG US Finance LLC	5.125%	5/14/2032	600	718
[11]	JAB Holdings BV	4.375%	4/25/2034	800	972
	Jefferies Financial Group Inc.	6.450%	6/8/2027	500	517
	JPMorgan Chase & Co.	1.578%	4/22/2027	800	788
	JPMorgan Chase & Co.	3.625%	12/1/2027	770	764
	JPMorgan Chase & Co.	5.040%	1/23/2028	480	485
	JPMorgan Chase & Co.	4.323%	4/26/2028	210	211
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	428	415
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,412	1,434
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,472
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	400	403
	JPMorgan Chase & Co.	5.012%	1/23/2030	3,070	3,144
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,240	3,384
[4]	JPMorgan Chase & Co.	2.739%	10/15/2030	1,700	1,606
	JPMorgan Chase & Co.	4.603%	10/22/2030	920	930
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,750	1,807
[4]	JPMorgan Chase & Co.	2.522%	4/22/2031	1,750	1,623
[4]	JPMorgan Chase & Co.	2.956%	5/13/2031	2,485	2,330
	JPMorgan Chase & Co.	2.963%	1/25/2033	1,600	1,463
	JPMorgan Chase & Co.	4.912%	7/25/2033	800	816
	JPMorgan Chase & Co.	5.336%	1/23/2035	1,070	1,111
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,500	1,550
	JPMorgan Chase & Co.	4.946%	10/22/2035	1,760	1,775
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,000	1,046
	JPMorgan Chase & Co.	5.576%	7/23/2036	7,040	7,304
	JPMorgan Chase & Co.	6.400%	5/15/2038	1,050	1,192
	JPMorgan Chase & Co.	4.950%	6/1/2045	760	716
	KeyBank NA	5.000%	1/26/2033	250	252
	KeyCorp	6.401%	3/6/2035	1,830	1,986
	KKR & Co. Inc.	5.100%	8/7/2035	550	551
	Lloyds Banking Group plc	6.068%	6/13/2036	772	812
	LPL Holdings Inc.	6.000%	5/20/2034	182	190
	M&T Bank Corp.	4.553%	8/16/2028	150	151
[4]	M&T Bank Corp.	4.833%	1/16/2029	400	405
	M&T Bank Corp.	7.413%	10/30/2029	1,690	1,835
	M&T Bank Corp.	5.179%	7/8/2031	1,742	1,783
	M&T Bank Corp.	6.082%	3/13/2032	1,995	2,120
	M&T Bank Corp.	5.053%	1/27/2034	371	372
	M&T Bank Corp.	5.400%	7/30/2035	2,090	2,106
[4]	M&T Bank Corp.	5.385%	1/16/2036	900	912
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,670	2,705
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	1,994	2,013
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	600	619
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	400	418
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	400	420
	Morgan Stanley	3.950%	4/23/2027	410	410
	Morgan Stanley	2.475%	1/21/2028	1,646	1,611
[4]	Morgan Stanley	3.591%	7/22/2028	900	891
	Morgan Stanley	5.123%	2/1/2029	500	511
[4]	Morgan Stanley	4.994%	4/12/2029	500	510
	Morgan Stanley	6.407%	11/1/2029	400	425
	Morgan Stanley	5.173%	1/16/2030	519	533
[4]	Morgan Stanley	4.431%	1/23/2030	740	744
	Morgan Stanley	5.042%	7/19/2030	200	205
	Morgan Stanley	4.654%	10/18/2030	4,664	4,715
	Morgan Stanley	5.230%	1/15/2031	1,340	1,383
[4]	Morgan Stanley	5.250%	4/21/2034	650	670
[4]	Morgan Stanley	5.424%	7/21/2034	500	521
	Morgan Stanley	5.664%	4/17/2036	3,060	3,229
	Morgan Stanley	5.948%	1/19/2038	8	8
[4]	Morgan Stanley	4.457%	4/22/2039	410	387
21

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.217%	4/22/2042	1,500	1,172
[4]	Morgan Stanley	5.597%	3/24/2051	1,150	1,172
[4]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	255
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,406	1,427
	Nasdaq Inc.	5.350%	6/28/2028	1,023	1,055
	Nasdaq Inc.	5.550%	2/15/2034	349	366
	Nasdaq Inc.	2.500%	12/21/2040	365	259
	Nasdaq Inc.	6.100%	6/28/2063	400	422
[8]	National Australia Bank Ltd.	2.990%	5/21/2031	350	319
	National Bank of Canada	4.950%	2/1/2028	3,070	3,104
	National Bank of Canada	4.500%	10/10/2029	312	315
[8]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/2026	10	10
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	10	10
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	15	15
	NatWest Group plc	5.516%	9/30/2028	400	410
	NatWest Group plc	5.808%	9/13/2029	175	183
[4]	NatWest Group plc	5.076%	1/27/2030	676	690
[4]	NatWest Group plc	4.445%	5/8/2030	1,016	1,018
	NatWest Group plc	4.964%	8/15/2030	1,370	1,395
[8]	NatWest Markets plc	5.416%	5/17/2027	1,250	1,276
[8]	NatWest Markets plc	5.410%	5/17/2029	500	519
[4,11]	NIBC Bank NV	4.500%	6/12/2035	300	362
	Nomura Holdings Inc.	5.594%	7/2/2027	292	298
	Nomura Holdings Inc.	3.103%	1/16/2030	2,115	1,995
[4,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	200	263
[4,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	300	400
[8]	Omnis Funding Trust	6.722%	5/15/2055	2,235	2,411
	OneMain Finance Corp.	6.125%	5/15/2030	15	15
	OneMain Finance Corp.	6.500%	3/15/2033	40	40
[8]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	1,510	1,553
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	35	37
[4]	PNC Bank NA	4.050%	7/26/2028	850	848
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,030	1,072
	PNC Financial Services Group Inc.	2.307%	4/23/2032	150	134
	PNC Financial Services Group Inc.	5.575%	1/29/2036	2,110	2,202
	Prudential Financial Inc.	5.200%	3/14/2035	785	807
[4]	Prudential Financial Inc.	5.700%	12/14/2036	100	106
[4]	Prudential Financial Inc.	4.600%	5/15/2044	150	135
	Prudential Financial Inc.	6.500%	3/15/2054	40	43
[4,11]	Public Property Invest A/S	4.625%	3/12/2030	123	148
[4,11]	Public Property Invest A/S	4.375%	10/1/2032	800	946
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	900	1,049
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	1,100	1,228
	Regions Financial Corp.	1.800%	8/12/2028	2,000	1,874
	Regions Financial Corp.	5.722%	6/6/2030	4,138	4,311
[8]	Rocket Cos. Inc.	6.125%	8/1/2030	30	31
[8]	Rocket Cos. Inc.	6.375%	8/1/2033	45	46
[8]	Rocket Mortgage LLC	2.875%	10/15/2026	20	20
[8]	Rocket Mortgage LLC	3.875%	3/1/2031	30	28
[10]	Rothesay Life plc	3.375%	7/12/2026	1,003	1,335
[4]	Royal Bank of Canada	4.510%	10/18/2027	870	873
[4]	Royal Bank of Canada	6.000%	11/1/2027	500	520
[4]	Royal Bank of Canada	4.900%	1/12/2028	800	816
[4]	Royal Bank of Canada	4.522%	10/18/2028	1,737	1,752
[4]	Royal Bank of Canada	4.969%	8/2/2030	1,733	1,774
[4]	Royal Bank of Canada	4.650%	10/18/2030	1,170	1,184
[4]	Royal Bank of Canada	5.000%	2/1/2033	750	774
[8]	Ryan Specialty LLC	5.875%	8/1/2032	25	25
	Santander UK Group Holdings plc	4.320%	9/22/2029	4,440	4,428
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	200	273
[8]	Shift4 Payments LLC	6.750%	8/15/2032	15	15
[8]	Sixth Street Lending Partners	6.125%	7/15/2030	1,750	1,811
	Sixth Street Specialty Lending Inc.	5.625%	8/15/2030	394	400
[4,11]	Societe Generale SA	1.125%	6/30/2031	500	579
[4,11]	Societe Generale SA	3.750%	5/17/2035	1,000	1,167
[11]	Sogecap SA	6.500%	5/16/2044	300	401
	State Street Corp.	4.834%	4/24/2030	3,615	3,713
	State Street Corp.	2.200%	3/3/2031	1,790	1,598
	State Street Corp.	4.821%	1/26/2034	400	405
[4]	State Street Corp.	3.031%	11/1/2034	400	376
22

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suci Second Investment Co.	4.375%	9/10/2027	4,445	4,448
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	800	855
	Synovus Financial Corp.	6.168%	11/1/2030	1,250	1,298
	Toronto-Dominion Bank	4.783%	12/17/2029	1,700	1,739
	Toronto-Dominion Bank	4.456%	6/8/2032	420	420
[11]	Triodos Bank NV	4.875%	9/12/2029	1,300	1,578
[4]	Truist Financial Corp.	7.161%	10/30/2029	60	65
[4]	Truist Financial Corp.	5.153%	8/5/2032	450	463
	UBS AG	4.864%	1/10/2028	947	955
	UBS AG	7.500%	2/15/2028	1,218	1,311
[8]	UBS Group AG	4.282%	1/9/2028	350	350
[8]	UBS Group AG	4.253%	3/23/2028	280	280
[8]	UBS Group AG	3.869%	1/12/2029	464	460
[8]	UBS Group AG	4.151%	12/23/2029	6,820	6,804
[8]	UBS Group AG	5.617%	9/13/2030	330	345
[8]	UBS Group AG	4.398%	9/23/2031	3,615	3,605
[8]	UBS Group AG	3.091%	5/14/2032	620	574
[8]	UBS Group AG	5.580%	5/9/2036	3,675	3,824
[8]	UBS Group AG	5.010%	3/23/2037	7,375	7,341
	UBS Group AG	4.875%	5/15/2045	135	127
[4]	US Bancorp	3.900%	4/26/2028	400	399
	US Bancorp	5.384%	1/23/2030	1,050	1,086
	US Bancorp	5.083%	5/15/2031	3,851	3,958
[4]	US Bancorp	4.967%	7/22/2033	725	728
	US Bancorp	4.839%	2/1/2034	775	778
	US Bancorp	5.424%	2/12/2036	500	517
	US Bancorp	2.491%	11/3/2036	200	173
[8]	UWM Holdings LLC	6.625%	2/1/2030	10	10
	Wachovia Corp.	5.500%	8/1/2035	520	535
[4]	Wells Fargo & Co.	2.393%	6/2/2028	570	554
[4]	Wells Fargo & Co.	2.879%	10/30/2030	450	426
	Wells Fargo & Co.	5.244%	1/24/2031	400	414
[4]	Wells Fargo & Co.	4.478%	4/4/2031	1,100	1,106
[4]	Wells Fargo & Co.	3.350%	3/2/2033	900	838
[4]	Wells Fargo & Co.	5.557%	7/25/2034	1,078	1,132
	Wells Fargo & Co.	6.491%	10/23/2034	1,415	1,573
	Wells Fargo & Co.	5.499%	1/23/2035	2,275	2,372
	Wells Fargo & Co.	5.211%	12/3/2035	400	409
[4]	Wells Fargo & Co.	3.068%	4/30/2041	3,224	2,502
	Wells Fargo & Co.	5.375%	11/2/2043	2,270	2,217
	Wells Fargo & Co.	5.606%	1/15/2044	1,163	1,165
[4]	Wells Fargo & Co.	4.650%	11/4/2044	860	760
	Wells Fargo & Co.	3.900%	5/1/2045	630	516
[4]	Wells Fargo & Co.	4.400%	6/14/2046	1,010	853
[4]	Wells Fargo & Co.	4.750%	12/7/2046	670	595
[4]	Wells Fargo & Co.	5.013%	4/4/2051	800	748
[4]	Wells Fargo & Co.	4.611%	4/25/2053	430	378
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	635	717
[4]	Westpac Banking Corp.	4.322%	11/23/2031	300	299
	Westpac Banking Corp.	3.020%	11/18/2036	820	732
	Westpac Banking Corp.	4.421%	7/24/2039	200	185
[8]	WEX Inc.	6.500%	3/15/2033	60	61
					484,888
Health Care (2.2%)
[8]	1261229 BC Ltd.	10.000%	4/15/2032	175	180
	AbbVie Inc.	4.950%	3/15/2031	800	827
	AbbVie Inc.	5.350%	3/15/2044	500	501
	AbbVie Inc.	4.850%	6/15/2044	450	424
	AbbVie Inc.	4.875%	11/14/2048	1,217	1,130
	AbbVie Inc.	4.250%	11/21/2049	870	735
	AbbVie Inc.	5.400%	3/15/2054	861	857
	AbbVie Inc.	5.600%	3/15/2055	1,520	1,555
	AbbVie Inc.	5.500%	3/15/2064	250	250
	Aetna Inc.	6.625%	6/15/2036	1,000	1,098
	Amgen Inc.	4.200%	3/1/2033	200	195
	Amgen Inc.	5.250%	3/2/2033	619	641
	Amgen Inc.	3.150%	2/21/2040	400	315
	Amgen Inc.	2.800%	8/15/2041	159	117
	Amgen Inc.	5.600%	3/2/2043	1,430	1,448
23

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/2045	1,100	955
	Amgen Inc.	4.563%	6/15/2048	730	631
	Amgen Inc.	3.375%	2/21/2050	1,355	980
	Amgen Inc.	4.663%	6/15/2051	345	301
	Amgen Inc.	4.875%	3/1/2053	975	870
	Amgen Inc.	5.650%	3/2/2053	2,780	2,775
	Amgen Inc.	5.750%	3/2/2063	670	668
	AstraZeneca Finance LLC	4.850%	2/26/2029	65	67
	AstraZeneca Finance LLC	2.250%	5/28/2031	490	443
[8]	Bausch + Lomb Corp.	8.375%	10/1/2028	30	31
	Baxter International Inc.	1.915%	2/1/2027	430	417
	Baxter International Inc.	2.272%	12/1/2028	330	310
[11]	Bayer AG	1.000%	1/12/2036	100	88
[4,11]	Bayer AG	6.625%	9/25/2083	300	375
	Becton Dickinson & Co.	4.874%	2/8/2029	100	102
	Becton Dickinson & Co.	4.685%	12/15/2044	790	706
	Becton Dickinson & Co.	4.669%	6/6/2047	526	465
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	400	281
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	400	437
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	640	706
	Cardinal Health Inc.	5.750%	11/15/2054	1,710	1,714
	Cencora Inc.	4.625%	12/15/2027	430	435
	Centene Corp.	2.450%	7/15/2028	770	716
	Centene Corp.	4.625%	12/15/2029	405	393
	Centene Corp.	3.375%	2/15/2030	75	69
	Cigna Group	2.375%	3/15/2031	940	846
	Cigna Group	4.800%	8/15/2038	520	496
	Cigna Group	3.200%	3/15/2040	100	78
	Cigna Group	4.900%	12/15/2048	400	359
	Cigna Group	3.400%	3/15/2050	800	562
	Cigna Group	5.600%	2/15/2054	1,000	981
[4]	CommonSpirit Health	4.350%	11/1/2042	800	691
[8]	Community Health Systems Inc.	10.875%	1/15/2032	7	7
[8]	Community Health Systems Inc.	9.750%	1/15/2034	155	159
	CVS Health Corp.	3.625%	4/1/2027	547	542
	CVS Health Corp.	5.000%	1/30/2029	400	408
	CVS Health Corp.	3.250%	8/15/2029	400	383
	CVS Health Corp.	5.125%	2/21/2030	502	515
	CVS Health Corp.	3.750%	4/1/2030	2,900	2,809
	CVS Health Corp.	5.250%	1/30/2031	700	721
	CVS Health Corp.	4.780%	3/25/2038	1,037	972
	CVS Health Corp.	4.125%	4/1/2040	441	375
	CVS Health Corp.	5.125%	7/20/2045	578	524
	CVS Health Corp.	5.625%	2/21/2053	400	380
	CVS Health Corp.	5.875%	6/1/2053	1,130	1,110
	CVS Health Corp.	6.050%	6/1/2054	845	854
	CVS Health Corp.	6.000%	6/1/2063	270	266
[8]	DaVita Inc.	4.625%	6/1/2030	40	38
[8]	DaVita Inc.	3.750%	2/15/2031	30	28
[8]	DaVita Inc.	6.875%	9/1/2032	25	26
[8]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	180	185
	Elevance Health Inc.	5.500%	10/15/2032	455	478
	Elevance Health Inc.	4.625%	5/15/2042	300	271
	Elevance Health Inc.	4.550%	3/1/2048	300	256
	Elevance Health Inc.	3.700%	9/15/2049	440	323
	Elevance Health Inc.	3.125%	5/15/2050	500	331
	Elevance Health Inc.	3.600%	3/15/2051	900	645
	Elevance Health Inc.	6.100%	10/15/2052	400	417
	Elevance Health Inc.	5.125%	2/15/2053	540	493
	Elevance Health Inc.	5.650%	6/15/2054	770	757
	Elevance Health Inc.	5.700%	2/15/2055	1,900	1,881
	Elevance Health Inc.	5.700%	9/15/2055	3,985	3,950
	Elevance Health Inc.	5.850%	11/1/2064	400	397
	Eli Lilly & Co.	4.875%	2/27/2053	50	47
	Eli Lilly & Co.	5.200%	8/14/2064	400	384
[8]	Fortrea Holdings Inc.	7.500%	7/1/2030	10	9
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	260	265
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	1,255	1,276
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,000	2,205
24

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.000%	9/1/2036	120	112
	Gilead Sciences Inc.	4.750%	3/1/2046	2,000	1,839
	Gilead Sciences Inc.	5.550%	10/15/2053	680	687
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	2,400	2,110
	HCA Inc.	5.000%	3/1/2028	370	377
	HCA Inc.	5.250%	3/1/2030	740	764
	HCA Inc.	5.450%	4/1/2031	340	353
	HCA Inc.	2.375%	7/15/2031	1,550	1,375
	HCA Inc.	5.125%	6/15/2039	230	221
	HCA Inc.	4.625%	3/15/2052	35	29
	HCA Inc.	5.900%	6/1/2053	770	760
[8]	IQVIA Inc.	6.250%	6/1/2032	55	57
	McKesson Corp.	4.950%	5/30/2032	9,550	9,782
	McKesson Corp.	5.250%	5/30/2035	1,120	1,153
[8]	Medline Borrower LP	6.250%	4/1/2029	3	3
[8]	Medline Borrower LP	5.250%	10/1/2029	25	25
	Merck & Co. Inc.	3.700%	2/10/2045	800	642
	Merck & Co. Inc.	2.750%	12/10/2051	800	504
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	2,400	2,320
	Quest Diagnostics Inc.	4.200%	6/30/2029	260	260
[8]	Radiology Partners Inc.	8.500%	7/15/2032	40	42
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,680	2,045
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	100	65
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	59	58
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
[4,11]	Thermo Fisher Scientific Inc.	1.875%	10/1/2049	113	85
	UnitedHealth Group Inc.	4.400%	6/15/2028	695	702
	UnitedHealth Group Inc.	4.650%	1/15/2031	2,830	2,868
	UnitedHealth Group Inc.	6.500%	6/15/2037	100	112
	UnitedHealth Group Inc.	3.500%	8/15/2039	400	333
	UnitedHealth Group Inc.	4.450%	12/15/2048	350	297
	UnitedHealth Group Inc.	5.875%	2/15/2053	559	575
	UnitedHealth Group Inc.	5.050%	4/15/2053	1,240	1,136
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,334	1,279
	UnitedHealth Group Inc.	5.625%	7/15/2054	1,000	995
	UnitedHealth Group Inc.	5.950%	6/15/2055	1,080	1,124
	UnitedHealth Group Inc.	6.050%	2/15/2063	540	564
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	1,118	1,144
					90,843
Industrials (1.6%)
[8]	Air Canada	3.875%	8/15/2026	40	40
	Allegion plc	3.500%	10/1/2029	1	1
[8]	American Airlines Inc.	7.250%	2/15/2028	25	26
[8]	American Airlines Inc.	5.750%	4/20/2029	165	166
[8]	American Airlines Inc.	8.500%	5/15/2029	20	21
[8]	Arcosa Inc.	6.875%	8/15/2032	5	5
[8]	Axon Enterprise Inc.	6.250%	3/15/2033	5	5
	Boeing Co.	2.700%	2/1/2027	750	735
	Boeing Co.	5.040%	5/1/2027	3,476	3,514
	Boeing Co.	3.250%	2/1/2028	1,755	1,715
	Boeing Co.	6.298%	5/1/2029	2,030	2,155
	Boeing Co.	5.150%	5/1/2030	485	498
	Boeing Co.	3.625%	2/1/2031	3,154	3,021
	Boeing Co.	6.388%	5/1/2031	1,955	2,128
	Boeing Co.	3.600%	5/1/2034	160	145
	Boeing Co.	6.528%	5/1/2034	4,152	4,595
	Boeing Co.	5.705%	5/1/2040	100	102
	Boeing Co.	3.750%	2/1/2050	625	461
	Boeing Co.	5.805%	5/1/2050	1,370	1,369
	Boeing Co.	6.858%	5/1/2054	5,462	6,231
	Boeing Co.	5.930%	5/1/2060	420	421
	Boeing Co.	7.008%	5/1/2064	1,410	1,633
[8]	Bombardier Inc.	7.000%	6/1/2032	55	58
[8]	Bombardier Inc.	6.750%	6/15/2033	5	5
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	320	321
	Canadian Pacific Railway Co.	3.500%	5/1/2050	453	332
	Carrier Global Corp.	3.377%	4/5/2040	400	323
25

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	1,700	1,852
[8]	Clean Harbors Inc.	4.875%	7/15/2027	100	100
[8]	Clean Harbors Inc.	5.125%	7/15/2029	60	60
[6,8]	Clean Harbors Inc.	5.750%	10/15/2033	45	45
	Delta Air Lines Inc.	4.375%	4/19/2028	644	645
	Eaton Capital ULC	4.450%	5/9/2030	840	849
[8]	Enpro Inc.	6.125%	6/1/2033	20	20
[8]	ERAC USA Finance LLC	7.000%	10/15/2037	150	175
[8]	Gates Corp.	6.875%	7/1/2029	5	5
[4,11]	Gatwick Funding Ltd.	3.875%	6/24/2035	700	819
	General Electric Co.	4.900%	1/29/2036	2,252	2,282
[8]	Genesee & Wyoming Inc.	6.250%	4/15/2032	20	20
[4,11]	Heathrow Funding Ltd.	3.875%	1/16/2036	600	697
[8]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[8]	Herc Holdings Inc.	7.000%	6/15/2030	30	31
[8]	Herc Holdings Inc.	7.250%	6/15/2033	45	47
	Hillenbrand Inc.	6.250%	2/15/2029	10	10
	Honeywell International Inc.	4.750%	2/1/2032	60	61
	Honeywell International Inc.	5.250%	3/1/2054	350	337
	Honeywell International Inc.	5.350%	3/1/2064	140	135
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,684	1,736
[8]	JetBlue Airways Corp.	9.875%	9/20/2031	12	12
	L3Harris Technologies Inc.	5.250%	6/1/2031	120	125
	Lockheed Martin Corp.	2.800%	6/15/2050	470	305
	Lockheed Martin Corp.	4.090%	9/15/2052	2,235	1,806
	Lockheed Martin Corp.	4.150%	6/15/2053	1,150	934
	Lockheed Martin Corp.	5.200%	2/15/2055	2,835	2,725
	Lockheed Martin Corp.	4.300%	6/15/2062	100	81
	Lockheed Martin Corp.	5.200%	2/15/2064	1,755	1,655
[4,10]	Motability Operations Group plc	2.125%	1/18/2042	200	157
[4,10]	Motability Operations Group plc	4.875%	1/17/2043	200	228
	Norfolk Southern Corp.	3.050%	5/15/2050	585	396
	Norfolk Southern Corp.	5.950%	3/15/2064	40	42
	Northrop Grumman Corp.	4.030%	10/15/2047	1,306	1,065
	Northrop Grumman Corp.	4.950%	3/15/2053	260	239
	Northrop Grumman Corp.	5.200%	6/1/2054	1,100	1,047
	Otis Worldwide Corp.	5.250%	8/16/2028	325	335
	Otis Worldwide Corp.	5.131%	9/4/2035	1,523	1,541
	RTX Corp.	6.050%	6/1/2036	120	131
	RTX Corp.	4.875%	10/15/2040	53	51
	RTX Corp.	4.500%	6/1/2042	1,582	1,430
	RTX Corp.	3.750%	11/1/2046	500	391
	RTX Corp.	4.050%	5/4/2047	500	408
	RTX Corp.	4.625%	11/16/2048	400	354
	RTX Corp.	3.125%	7/1/2050	593	404
	RTX Corp.	6.400%	3/15/2054	1,532	1,713
[4]	Ryder System Inc.	5.300%	3/15/2027	30	30
[4]	Ryder System Inc.	5.500%	6/1/2029	1,500	1,565
[8]	Siemens Funding BV	5.900%	5/28/2065	1,930	2,085
[8]	Spirit AeroSystems Inc.	9.750%	11/15/2030	240	264
[8]	TopBuild Corp.	5.625%	1/31/2034	40	40
[8]	TransDigm Inc.	6.375%	3/1/2029	35	36
[8]	TransDigm Inc.	6.625%	3/1/2032	60	62
[8]	TransDigm Inc.	6.375%	5/31/2033	95	96
	Union Pacific Corp.	3.799%	4/6/2071	200	141
[8]	United Airlines Inc.	4.375%	4/15/2026	60	60
	United Parcel Service Inc.	6.050%	5/14/2065	1,895	1,982
[8]	WESCO Distribution Inc.	6.375%	3/15/2033	60	62
					63,955
Materials (0.6%)
[8]	Alumina Pty Ltd.	6.125%	3/15/2030	10	10
[8]	Alumina Pty Ltd.	6.375%	9/15/2032	65	67
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	3,515	3,556
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,920	1,965
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	400	412
[8]	Amrize Finance US LLC	5.400%	4/7/2035	1,250	1,287
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/2027	30	30
	Ball Corp.	6.000%	6/15/2029	10	10
	Ball Corp.	5.500%	9/15/2033	10	10
26

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berry Global Inc.	5.650%	1/15/2034	1,699	1,769
[8]	Big River Steel LLC	6.625%	1/31/2029	120	120
[4]	Braskem Netherlands Finance BV	4.500%	1/10/2028	521	224
[4]	Braskem Netherlands Finance BV	5.875%	1/31/2050	200	74
[8]	Canpack SA	3.125%	11/1/2025	25	25
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	297
[4]	Cemex SAB de CV	5.125%	Perpetual	1,735	1,730
[8]	Chemours Co.	4.625%	11/15/2029	175	158
[8]	Chemours Co.	8.000%	1/15/2033	115	114
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	7	7
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	20	20
[8]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	35	36
[8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	30	31
[8]	Crown Americas LLC	5.875%	6/1/2033	70	71
	Eastman Chemical Co.	4.500%	12/1/2028	185	186
[8]	First Quantum Minerals Ltd.	9.375%	3/1/2029	100	106
[8]	First Quantum Minerals Ltd.	7.250%	2/15/2034	40	41
	FMC Corp.	5.650%	5/18/2033	60	60
	FMC Corp.	8.450%	11/1/2055	70	74
	Freeport-McMoRan Inc.	5.000%	9/1/2027	500	500
	Freeport-McMoRan Inc.	5.450%	3/15/2043	800	769
[8]	Georgia-Pacific LLC	4.400%	6/30/2028	1,050	1,060
[8]	Graphic Packaging International LLC	6.375%	7/15/2032	250	254
[8]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	55	54
	LYB International Finance III LLC	2.250%	10/1/2030	300	268
	LYB International Finance III LLC	4.200%	5/1/2050	650	481
[8]	Magnera Corp.	7.250%	11/15/2031	260	245
[8]	NOVA Chemicals Corp.	9.000%	2/15/2030	13	14
[8]	Novelis Corp.	4.750%	1/30/2030	3	3
[8]	Novelis Corp.	6.875%	1/30/2030	5	5
[8]	Novelis Corp.	3.875%	8/15/2031	10	9
	Nutrien Ltd.	4.900%	3/27/2028	70	71
	Nutrien Ltd.	4.200%	4/1/2029	500	499
	Nutrien Ltd.	2.950%	5/13/2030	1,448	1,364
	Nutrien Ltd.	4.900%	6/1/2043	200	184
[8]	Olin Corp.	6.625%	4/1/2033	30	30
[8]	Olympus Water US Holding Corp.	9.750%	11/15/2028	30	31
[8]	Olympus Water US Holding Corp.	7.250%	6/15/2031	40	41
[6,8]	Olympus Water US Holding Corp.	7.250%	2/15/2033	135	135
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	89	91
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	7	7
[8]	Qnity Electronics Inc.	5.750%	8/15/2032	30	30
[8]	Qnity Electronics Inc.	6.250%	8/15/2033	20	20
[8]	Quikrete Holdings Inc.	6.375%	3/1/2032	41	42
[8]	Quikrete Holdings Inc.	6.750%	3/1/2033	150	156
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	500	314
	Rio Tinto Finance USA plc	5.000%	3/9/2033	541	556
[4]	Sherwin-Williams Co.	4.550%	3/1/2028	505	510
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	520	539
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	2,320	2,373
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	801	827
[8]	SNF Group SACA	3.125%	3/15/2027	25	24
[8]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	30	30
	Suzano Netherlands BV	5.500%	1/15/2036	1,700	1,702
[8]	Trivium Packaging Finance BV	8.250%	7/15/2030	20	21
[8]	Trivium Packaging Finance BV	12.250%	1/15/2031	20	22
[8]	Tronox Inc.	9.125%	9/30/2030	115	113
	Vale Overseas Ltd.	3.750%	7/8/2030	300	289
[8]	WR Grace Holdings LLC	5.625%	8/15/2029	30	28
	WRKCo Inc.	3.375%	9/15/2027	300	296
	WRKCo Inc.	4.000%	3/15/2028	175	174
					26,671
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	490	494
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	400	391
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	400	251
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	1,825	1,762
	American Homes 4 Rent LP	4.950%	6/15/2030	925	942
	American Homes 4 Rent LP	5.250%	3/15/2035	750	758
27

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.125%	1/15/2027	205	202
	American Tower Corp.	3.550%	7/15/2027	500	495
	Brandywine Operating Partnership LP	8.875%	4/12/2029	40	44
[6]	Brandywine Operating Partnership LP	6.125%	1/15/2031	15	15
	Brixmor Operating Partnership LP	4.050%	7/1/2030	400	392
[6]	COPT Defense Properties LP	4.500%	10/15/2030	275	273
	Crown Castle Inc.	5.000%	1/11/2028	1,615	1,638
	Crown Castle Inc.	3.800%	2/15/2028	1,200	1,186
	Crown Castle Inc.	4.900%	9/1/2029	1,300	1,319
	Crown Castle Inc.	3.300%	7/1/2030	900	852
	Crown Castle Inc.	5.800%	3/1/2034	610	642
	Digital Realty Trust LP	3.700%	8/15/2027	500	497
[6,8]	EF Holdco	7.375%	9/30/2030	35	35
	Equinix Inc.	2.150%	7/15/2030	400	361
	Equinix Inc.	3.900%	4/15/2032	1,375	1,319
	ERP Operating LP	4.950%	6/15/2032	400	410
	Extra Space Storage LP	5.700%	4/1/2028	1,820	1,880
	Extra Space Storage LP	3.900%	4/1/2029	180	178
	Extra Space Storage LP	5.500%	7/1/2030	1,882	1,963
	Extra Space Storage LP	5.900%	1/15/2031	1,800	1,912
	Extra Space Storage LP	4.950%	1/15/2033	1,918	1,930
	Healthpeak OP LLC	3.500%	7/15/2029	500	485
	Highwoods Realty LP	2.600%	2/1/2031	648	573
	Highwoods Realty LP	7.650%	2/1/2034	74	84
	Hudson Pacific Properties LP	3.950%	11/1/2027	33	32
	Hudson Pacific Properties LP	5.950%	2/15/2028	18	18
	Kilroy Realty LP	4.750%	12/15/2028	22	22
	Kimco Realty OP LLC	4.250%	4/1/2045	8	7
	Mid-America Apartments LP	5.000%	3/15/2034	99	100
[8]	MPT Operating Partnership LP	8.500%	2/15/2032	105	112
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	698	670
[8]	Park Intermediate Holdings LLC	7.000%	2/1/2030	2	2
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	273	320
	Prologis LP	1.750%	2/1/2031	100	88
	Prologis LP	5.000%	3/15/2034	205	208
	Prologis LP	5.250%	3/15/2054	800	773
	Realty Income Corp.	5.625%	10/13/2032	170	180
	Realty Income Corp.	5.125%	2/15/2034	300	307
	Realty Income Corp.	5.125%	4/15/2035	795	808
	Regency Centers LP	5.250%	1/15/2034	200	205
[8]	RHP Hotel Properties LP	6.500%	6/15/2033	20	21
	Sabra Health Care LP	3.900%	10/15/2029	4	4
	Sabra Health Care LP	3.200%	12/1/2031	408	371
[8]	Service Properties Trust	0.000%	9/30/2027	20	18
	Service Properties Trust	5.500%	12/15/2027	10	10
	Service Properties Trust	8.375%	6/15/2029	16	16
	Simon Property Group LP	1.750%	2/1/2028	6	6
	Simon Property Group LP	3.800%	7/15/2050	241	185
[8]	Starwood Property Trust Inc.	6.000%	4/15/2030	20	20
[8]	Starwood Property Trust Inc.	6.500%	10/15/2030	35	36
	Weyerhaeuser Co.	6.950%	10/1/2027	92	97
[8]	XHR LP	4.875%	6/1/2029	5	5
[8]	XHR LP	6.625%	5/15/2030	10	10
					27,934
Technology (3.2%)
[8]	Amkor Technology Inc.	5.875%	10/1/2033	20	20
	Autodesk Inc.	5.300%	6/15/2035	1,120	1,151
	Automatic Data Processing Inc.	4.750%	5/8/2032	4,395	4,500
[8]	Bidvest Group UK plc	6.200%	9/17/2032	700	705
[8]	Broadcom Inc.	1.950%	2/15/2028	90	86
[8]	Broadcom Inc.	4.000%	4/15/2029	400	398
	Broadcom Inc.	4.750%	4/15/2029	1,721	1,755
	Broadcom Inc.	5.050%	7/12/2029	1,600	1,648
	Broadcom Inc.	4.600%	7/15/2030	7,428	7,539
	Broadcom Inc.	4.900%	7/15/2032	3,406	3,483
[8]	Broadcom Inc.	2.600%	2/15/2033	240	211
[8]	Broadcom Inc.	3.137%	11/15/2035	560	485
[8]	Broadcom Inc.	3.187%	11/15/2036	910	777
[8]	Broadcom Inc.	4.926%	5/15/2037	100	100
28

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CDW LLC	5.100%	3/1/2030	160	163
[8]	Central Parent Inc.	7.250%	6/15/2029	60	52
[8]	Central Parent LLC	8.000%	6/15/2029	30	27
	Cisco Systems Inc.	5.350%	2/26/2064	120	118
[8]	Cloud Software Group Inc.	6.500%	3/31/2029	105	106
[8]	Cloud Software Group Inc.	8.250%	6/30/2032	105	111
	Dell Inc.	6.500%	4/15/2038	270	293
	Dell International LLC	6.100%	7/15/2027	250	258
	Dell International LLC	5.250%	2/1/2028	1,600	1,637
	Dell International LLC	4.350%	2/1/2030	625	623
[6]	Dell International LLC	4.750%	10/6/2032	3,899	3,882
	Dell International LLC	5.400%	4/15/2034	585	604
	Dell International LLC	8.350%	7/15/2046	8	10
[8]	Ellucian Holdings Inc.	6.500%	12/1/2029	15	15
[8]	Entegris Inc.	4.375%	4/15/2028	25	24
[8]	Fair Isaac Corp.	4.000%	6/15/2028	150	146
[8]	Fair Isaac Corp.	6.000%	5/15/2033	60	61
	Fiserv Inc.	2.650%	6/1/2030	2,000	1,852
	Fiserv Inc.	4.400%	7/1/2049	1,192	984
[8]	Foundry JV Holdco LLC	5.500%	1/25/2031	250	260
[8]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,210	1,293
[8]	Foundry JV Holdco LLC	5.900%	1/25/2033	605	638
[8]	Foundry JV Holdco LLC	6.100%	1/25/2036	7,432	7,902
[8]	Foundry JV Holdco LLC	6.200%	1/25/2037	4,400	4,706
[8]	Gen Digital Inc.	6.250%	4/1/2033	30	31
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	7,166	7,155
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,404	6,431
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	932	936
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	3,677	3,654
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	1,636	1,652
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	1,000	992
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	1,133	1,192
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	3,945	3,774
	HP Inc.	3.400%	6/17/2030	229	218
	Intel Corp.	4.875%	2/10/2028	1,190	1,208
	Intel Corp.	4.000%	8/5/2029	925	915
	Intel Corp.	2.450%	11/15/2029	4,827	4,481
	Intel Corp.	5.125%	2/10/2030	4,465	4,594
	Intel Corp.	3.900%	3/25/2030	800	784
	Intel Corp.	2.000%	8/12/2031	318	278
	Intel Corp.	5.200%	2/10/2033	1,493	1,527
	Intel Corp.	4.600%	3/25/2040	470	428
	Intel Corp.	4.800%	10/1/2041	530	479
	Intel Corp.	5.625%	2/10/2043	100	99
	Intel Corp.	4.100%	5/19/2046	575	453
	Intel Corp.	3.734%	12/8/2047	2,274	1,672
	Intel Corp.	3.050%	8/12/2051	945	599
	Intel Corp.	4.900%	8/5/2052	1,020	878
	Intel Corp.	5.700%	2/10/2053	2,773	2,682
	Intel Corp.	5.600%	2/21/2054	2,624	2,521
	Intel Corp.	3.100%	2/15/2060	1,980	1,173
	Intel Corp.	3.200%	8/12/2061	750	449
	Intel Corp.	5.900%	2/10/2063	995	974
[8]	Kioxia Holdings Corp.	6.250%	7/24/2030	125	128
[8]	Kioxia Holdings Corp.	6.625%	7/24/2033	20	21
[8]	McAfee Corp.	7.375%	2/15/2030	236	219
	Motorola Solutions Inc.	5.200%	8/15/2032	2,590	2,668
	Oracle Corp.	4.800%	8/3/2028	1,740	1,769
	Oracle Corp.	4.450%	9/26/2030	7,358	7,356
	Oracle Corp.	4.800%	9/26/2032	2,548	2,552
	Oracle Corp.	5.875%	9/26/2045	2,194	2,202
	Oracle Corp.	4.000%	7/15/2046	400	311
	Oracle Corp.	6.900%	11/9/2052	1,250	1,392
	Oracle Corp.	5.550%	2/6/2053	400	378
	Oracle Corp.	3.850%	4/1/2060	768	527
	Oracle Corp.	5.500%	9/27/2064	668	611
	Paychex Inc.	5.350%	4/15/2032	580	602
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	10	10
[8]	Science Applications International Corp.	5.875%	11/1/2033	15	15
[8]	SS&C Technologies Inc.	5.500%	9/30/2027	10	10
29

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	4.650%	4/1/2028	2,000	2,022
	Synopsys Inc.	5.150%	4/1/2035	870	884
	Synopsys Inc.	5.700%	4/1/2055	2,110	2,129
[8]	UKG Inc.	6.875%	2/1/2031	45	46
	Verisk Analytics Inc.	4.500%	8/15/2030	1,295	1,299
	Verisk Analytics Inc.	5.250%	3/15/2035	1,350	1,376
	Western Digital Corp.	4.750%	2/15/2026	22	22
	Workday Inc.	3.800%	4/1/2032	1,000	955
					130,356
Utilities (2.7%)
	AEP Texas Inc.	5.450%	5/15/2029	120	125
	AEP Texas Inc.	5.850%	10/15/2055	3,000	2,994
	AEP Transmission Co. LLC	5.375%	6/15/2035	1,390	1,438
	AEP Transmission Co. LLC	3.800%	6/15/2049	240	185
	Alabama Power Co.	5.850%	11/15/2033	220	236
	Ameren Corp.	1.750%	3/15/2028	300	283
	Ameren Corp.	5.000%	1/15/2029	2,970	3,037
	Ameren Corp.	3.500%	1/15/2031	355	339
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	1,290	1,293
[4]	Appalachian Power Co.	4.500%	3/1/2049	400	334
[4]	Atmos Energy Corp.	5.200%	8/15/2035	500	512
	Atmos Energy Corp.	5.000%	12/15/2054	1,240	1,156
[8]	Calpine Corp.	4.500%	2/15/2028	20	20
[8]	Calpine Corp.	4.625%	2/1/2029	15	15
	CenterPoint Energy Inc.	5.400%	6/1/2029	372	385
[8]	Clearway Energy Operating LLC	4.750%	3/15/2028	5	5
[8]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	18
	Commonwealth Edison Co.	5.300%	2/1/2053	300	291
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	210	186
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	545	558
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	400	396
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	1,500	1,049
	Consumers Energy Co.	5.050%	5/15/2035	819	833
	Dominion Energy Inc.	5.000%	6/15/2030	760	779
[4]	Dominion Energy Inc.	4.350%	8/15/2032	400	392
	Dominion Energy Inc.	5.375%	11/15/2032	680	707
	Dominion Energy Inc.	5.450%	3/15/2035	2,268	2,325
[4]	Dominion Energy Inc.	5.950%	6/15/2035	400	426
	Dominion Energy Inc.	4.700%	12/1/2044	1,450	1,275
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	129	131
[4]	DTE Electric Co.	3.650%	3/1/2052	400	299
	DTE Electric Co.	5.850%	5/15/2055	1,900	1,996
[4]	DTE Energy Co.	3.400%	6/15/2029	400	387
	DTE Energy Co.	5.850%	6/1/2034	350	372
	Duke Energy Carolinas LLC	4.950%	1/15/2033	500	515
	Duke Energy Carolinas LLC	3.750%	6/1/2045	455	362
	Duke Energy Carolinas LLC	3.700%	12/1/2047	150	115
	Duke Energy Corp.	4.300%	3/15/2028	35	35
	Duke Energy Corp.	4.850%	1/5/2029	175	178
	Duke Energy Corp.	2.550%	6/15/2031	2,424	2,192
	Duke Energy Corp.	4.500%	8/15/2032	1,500	1,491
	Duke Energy Corp.	3.750%	9/1/2046	400	307
	Duke Energy Corp.	5.800%	6/15/2054	600	607
	Duke Energy Florida LLC	3.400%	10/1/2046	500	370
	Duke Energy Florida LLC	6.200%	11/15/2053	500	547
	Duke Energy Ohio Inc.	4.300%	2/1/2049	1,450	1,212
	Duke Energy Progress LLC	5.050%	3/15/2035	400	407
	Edison International	5.450%	6/15/2029	350	353
[4,11]	Enel Finance International NV	4.500%	2/20/2043	347	412
[4,10]	Engie SA	5.750%	10/28/2050	200	242
	Entergy Arkansas LLC	5.450%	6/1/2034	1,645	1,720
	Entergy Arkansas LLC	3.350%	6/15/2052	330	229
	Entergy Louisiana LLC	5.800%	3/15/2055	1,370	1,405
	Evergy Kansas Central Inc.	4.700%	3/13/2028	1,450	1,466
	Exelon Corp.	3.350%	3/15/2032	820	766
	Exelon Corp.	4.450%	4/15/2046	400	341
	Exelon Corp.	4.700%	4/15/2050	660	571
	Exelon Corp.	5.600%	3/15/2053	2,398	2,348
	Exelon Corp.	5.875%	3/15/2055	2,850	2,907
30

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	FirstEnergy Corp.	3.400%	3/1/2050	500	348
[8]	FirstEnergy Transmission LLC	2.866%	9/15/2028	1,298	1,248
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,220	2,215
	Georgia Power Co.	5.250%	3/15/2034	1,295	1,335
[8]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	35	35
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	320	320
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	2,040	2,063
[8]	Kallpa Generacion SA	5.500%	9/11/2035	1,680	1,691
	MidAmerican Energy Co.	5.850%	9/15/2054	695	731
	MidAmerican Energy Co.	5.300%	2/1/2055	370	360
	National Grid plc	5.418%	1/11/2034	500	518
	Nevada Power Co.	6.250%	5/15/2055	550	557
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	5,210	5,268
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	1,630	1,695
	NiSource Inc.	5.250%	3/30/2028	900	923
	NiSource Inc.	5.200%	7/1/2029	360	371
	NiSource Inc.	5.400%	6/30/2033	480	498
	NiSource Inc.	5.350%	4/1/2034	1,179	1,214
	NiSource Inc.	4.800%	2/15/2044	1,450	1,319
	NiSource Inc.	4.375%	5/15/2047	150	127
	NiSource Inc.	5.000%	6/15/2052	500	451
	NiSource Inc.	5.850%	4/1/2055	2,070	2,103
	Northern States Power Co.	2.900%	3/1/2050	600	403
	Northern States Power Co.	5.650%	5/15/2055	2,470	2,534
[8]	NRG Energy Inc.	5.750%	7/15/2029	20	20
[6,8]	NRG Energy Inc.	5.750%	1/15/2034	60	60
[8]	NRG Energy Inc.	6.250%	11/1/2034	10	10
[6,8]	NRG Energy Inc.	6.000%	1/15/2036	75	75
	Pacific Gas & Electric Co.	6.100%	1/15/2029	2,088	2,183
	Pacific Gas & Electric Co.	4.200%	3/1/2029	70	69
	Pacific Gas & Electric Co.	5.550%	5/15/2029	1,460	1,503
	Pacific Gas & Electric Co.	2.500%	2/1/2031	700	624
	Pacific Gas & Electric Co.	5.800%	5/15/2034	60	62
	Pacific Gas & Electric Co.	4.500%	7/1/2040	678	590
	Pacific Gas & Electric Co.	3.300%	8/1/2040	408	310
	Pacific Gas & Electric Co.	4.750%	2/15/2044	90	77
	Pacific Gas & Electric Co.	6.750%	1/15/2053	50	54
	Pacific Gas & Electric Co.	6.150%	3/1/2055	300	302
[8]	Pattern Energy Operations LP	4.500%	8/15/2028	2	2
	Pinnacle West Capital Corp.	4.900%	5/15/2028	840	853
[8]	PSEG Power LLC	5.200%	5/15/2030	4,525	4,644
	Public Service Co. of Colorado	5.350%	5/15/2034	400	413
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	240	248
	San Diego Gas & Electric Co.	5.550%	4/15/2054	240	237
	Sempra	6.625%	4/1/2055	1,594	1,622
	Southern California Edison Co.	4.875%	2/1/2027	700	704
	Southern California Edison Co.	5.300%	3/1/2028	455	464
	Southern California Edison Co.	5.250%	3/15/2030	530	541
	Southern California Edison Co.	5.450%	6/1/2031	410	422
	Southern California Edison Co.	4.650%	10/1/2043	800	683
	Southern California Edison Co.	4.000%	4/1/2047	510	385
[4]	Southern California Edison Co.	4.125%	3/1/2048	100	77
[4]	Southern California Gas Co.	3.950%	2/15/2050	110	85
	Southern Co.	5.700%	3/15/2034	850	898
	Southern Co.	4.400%	7/1/2046	550	468
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	490	489
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	500	437
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	920	944
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	790	792
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	310	322
[4]	Southern Power Co.	4.250%	10/1/2030	1,130	1,123
[4]	Southern Power Co.	4.900%	10/1/2035	1,630	1,608
[4,10]	SW Finance I plc	6.640%	3/31/2026	780	1,047
[4,10]	SW Finance I plc	1.625%	3/30/2027	312	393
[4,10]	SW Finance I plc	2.375%	5/28/2028	648	793
[4,10]	SW Finance I plc	7.000%	4/16/2040	300	387
	Tampa Electric Co.	4.900%	3/1/2029	200	205
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	1,520	1,559
	Union Electric Co.	3.900%	4/1/2052	750	587
	Union Electric Co.	5.125%	3/15/2055	430	406
31

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,11]	United Utilities Water Finance plc	3.750%	5/23/2034	375	441
[4,10]	United Utilities Water Finance plc	5.250%	1/22/2046	300	345
[11]	Veolia Environnement SA	1.625%	Perpetual	300	347
	Virginia Electric & Power Co.	5.000%	1/15/2034	800	809
	Virginia Electric & Power Co.	5.150%	3/15/2035	400	407
[4]	Virginia Electric & Power Co.	3.800%	9/15/2047	362	280
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,030	1,181
[4]	Virginia Electric & Power Co.	4.625%	5/15/2052	75	65
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,580	1,542
	Virginia Electric & Power Co.	5.700%	8/15/2053	600	606
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	295	303
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	15	16
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	805	1,041
[4,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	300	381
[4,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	500	424
					112,167
Total Corporate Bonds (Cost $1,229,105)					1,249,791
Floating Rate Loan Interests (0.0%)
[7]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	35	35
[7]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	5	5
[7]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	10	10
[7]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	15	15
[7]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	25	24
[7]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	20	20
[7]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	25	25
[7]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	32	32
[7]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	55	56
Total Floating Rate Loan Interests (Cost $220)					222
Sovereign Bonds (11.5%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	530	551
[11]	Adif Alta Velocidad	3.125%	1/31/2030	4,200	4,976
[11]	Adif Alta Velocidad	3.625%	4/30/2035	5,200	6,126
[4,11]	Arab Republic of Egypt	4.750%	4/16/2026	1,055	1,239
[4,8]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	1,700	1,733
[4,12]	Bank Gospodarstwa Krajowego	6.250%	10/31/2028	600	637
[4,11,12]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	116	142
[4,12]	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	200	207
[4]	Bermuda	3.717%	1/25/2027	2,438	2,411
[4]	Bermuda	4.750%	2/15/2029	320	324
[11]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	13,900	16,278
[4,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,514	1,598
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,038	1,094
[4,6,8]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	20,262	20,276
[11]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	4,400	5,100
[11]	City of Madrid Spain	3.360%	10/31/2035	11,720	13,600
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	133
[4]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	5,398	5,327
[4,8]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	608	651
[4]	Dominican Republic	5.950%	1/25/2027	313	318
[4]	Dominican Republic	6.000%	7/19/2028	4,500	4,644
[4]	Dominican Republic	5.500%	2/22/2029	500	510
[4]	Dominican Republic	7.050%	2/3/2031	1,500	1,617
[4]	Dominican Republic	4.875%	9/23/2032	1,150	1,102
[4,8]	Dominican Republic	6.950%	3/15/2037	1,469	1,571
	Ecopetrol SA	8.625%	1/19/2029	500	543
	Ecopetrol SA	6.875%	4/29/2030	1,000	1,024
	Ecopetrol SA	4.625%	11/2/2031	2,201	1,972
	Ecopetrol SA	7.750%	2/1/2032	1,528	1,580
[4]	Empresa Nacional del Petroleo	3.450%	9/16/2031	450	414
[4,11]	European Union	0.300%	11/4/2050	7,180	3,787
[4,11]	European Union	0.700%	7/6/2051	10,797	6,219
	Federative Republic of Brazil	5.500%	11/6/2030	2,167	2,211
[4,8,11]	French Republic	1.250%	5/25/2034	1,800	1,783
[8,11]	Hellenic Republic	3.375%	6/15/2034	4,294	5,082
32

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,11]	Hellenic Republic	3.625%	6/15/2035	4,915	5,874
[8,11]	Hellenic Republic	4.375%	7/18/2038	1,868	2,350
[11]	Hellenic Republic	4.200%	1/30/2042	1,140	1,392
[8,11]	Hellenic Republic	4.125%	6/15/2054	1,959	2,240
[4]	Inter-American Development Bank	4.375%	7/16/2035	10,555	10,692
[4,13]	Japan	0.400%	3/20/2050	1,093,300	4,185
[4,13]	Japan	1.200%	6/20/2053	84,200	373
[4,13]	Japan	2.200%	6/20/2054	84,200	475
[4,13]	Japan	2.400%	3/20/2055	889,250	5,229
[11]	Junta de Andalucia	3.250%	10/31/2033	1,470	1,732
[4]	Kingdom of Belgium	4.875%	6/10/2055	388	356
[4]	Kingdom of Morocco	2.375%	12/15/2027	1,700	1,630
[4]	Kingdom of Morocco	4.000%	12/15/2050	500	369
[4]	Kingdom of Saudi Arabia	3.250%	10/26/2026	8,200	8,120
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	237	242
[4,8]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	1,355	1,351
[4,8]	KSA Sukuk Ltd.	5.250%	6/4/2027	540	549
[4,14]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	2,006	2,074
[11,14]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	1,300	1,577
[4,8]	OCP SA	6.100%	4/30/2030	1,479	1,550
[4]	OCP SA	6.100%	4/30/2030	2,000	2,097
[4]	OCP SA	6.700%	3/1/2036	2,000	2,139
[4]	Oman Government Bond	4.750%	6/15/2026	6,340	6,344
[4]	Oman Government Bond	5.375%	3/8/2027	700	709
[4,11]	OMERS Finance Trust	3.250%	1/28/2035	3,739	4,353
[4,11]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	9,521	11,139
[4]	Paraguay Government Bond	4.700%	3/27/2027	3,314	3,338
[4]	Paraguay Government Bond	4.950%	4/28/2031	1,000	1,011
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	425	424
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	2,474	2,539
	Petroleos Mexicanos	4.500%	1/23/2026	3,757	3,737
	Petroleos Mexicanos	6.875%	8/4/2026	575	582
	Petroleos Mexicanos	6.500%	3/13/2027	1,565	1,580
	Petroleos Mexicanos	8.750%	6/2/2029	4,923	5,305
[4,8,11]	Portuguese Republic	2.875%	10/14/2033	11,164	13,056
[4,8,11]	Portuguese Republic	3.625%	6/12/2054	5,449	6,031
[6,11]	Province of British Columbia	3.900%	10/10/2045	5,148	6,043
[11]	Province of Quebec	3.250%	5/22/2035	7,633	8,920
[11]	Province of Saskatchewan	3.250%	9/24/2035	9,796	11,458
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	6,260	7,316
[8,11]	Republic of Albania	4.750%	2/14/2035	1,322	1,560
[4,11]	Republic of Bulgaria	3.500%	5/7/2034	1,993	2,349
[4,11]	Republic of Bulgaria	4.125%	5/7/2038	3,375	3,971
[4,11]	Republic of Bulgaria	4.125%	7/18/2045	3,333	3,768
[4]	Republic of Chile	2.750%	1/31/2027	7,719	7,580
[4]	Republic of Chile	3.240%	2/6/2028	8,085	7,937
[4]	Republic of Chile	2.450%	1/31/2031	5,050	4,579
[4]	Republic of Guatemala	4.375%	6/5/2027	1,700	1,690
[4]	Republic of Guatemala	4.875%	2/13/2028	1,538	1,541
[4]	Republic of Guatemala	6.050%	8/6/2031	1,500	1,561
[4]	Republic of Hungary	6.125%	5/22/2028	6,200	6,463
[4]	Republic of Hungary	5.250%	6/16/2029	2,000	2,047
[4]	Republic of Hungary	6.250%	9/22/2032	3,402	3,650
[4,11]	Republic of Hungary	5.375%	9/12/2033	800	1,018
[11]	Republic of Iceland	2.625%	5/27/2030	7,571	8,856
[4]	Republic of Indonesia	5.250%	1/15/2030	5,240	5,450
[4]	Republic of Italy	1.250%	2/17/2026	5,000	4,945
[4,8,11]	Republic of Italy	3.250%	11/15/2032	12,856	15,176
[4,11]	Republic of Lithuania	3.500%	7/3/2031	264	317
[4,11]	Republic of Lithuania	3.625%	3/10/2036	1,670	1,944
[4]	Republic of Panama	3.160%	1/23/2030	1,500	1,397
[4]	Republic of Paraguay	5.000%	4/15/2026	340	340
	Republic of Peru	2.844%	6/20/2030	270	254
[4]	Republic of Peru	2.783%	1/23/2031	7,397	6,828
[4]	Republic of Poland	4.875%	2/12/2030	1,035	1,065
[4]	Republic of South Africa	4.300%	10/12/2028	387	381
[4]	Republic of South Africa	4.850%	9/30/2029	3,420	3,380
[4,8]	Republic of South Africa	7.950%	11/19/2054	420	426
	Republic of the Philippines	3.229%	3/29/2027	671	661
	Republic of the Philippines	5.170%	10/13/2027	200	204
33

Core Bond ETF
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines		1.950%	1/6/2032	370	321
	Republic of the Philippines		5.250%	5/14/2034	200	209
[4,11]	Republic of Turkiye		5.200%	8/17/2031	2,100	2,495
[4]	Republic of Turkiye		7.125%	2/12/2032	494	511
[4]	Republic of Turkiye		5.750%	5/11/2047	403	320
[4]	Saudi Arabian Oil Co.		1.625%	11/24/2025	200	199
[4,11]	Serbia International Bond		3.125%	5/15/2027	760	891
[4,11]	Serbia International Bond		1.000%	9/23/2028	550	600
[4,11]	Serbia International Bond		1.500%	6/26/2029	2,460	2,677
[4]	Serbia International Bond		2.125%	12/1/2030	2,040	1,782
[11]	Slovakia Government Bond		3.750%	2/27/2040	8,377	9,617
[4,15]	Southern Gas Corridor CJSC		6.875%	3/24/2026	6,312	6,377
[4,11]	State of Israel		5.000%	10/30/2026	3,429	4,123
[4,11]	State of Israel		1.500%	1/18/2027	340	391
[4]	State of Israel		5.375%	3/12/2029	715	734
[4]	State of Israel		5.375%	2/19/2030	1,360	1,401
[11]	Treasury Corp. of Victoria		3.625%	9/29/2040	8,936	10,473
[10]	United Kingdom		4.375%	7/31/2054	7,445	8,366
[10]	United Kingdom		5.375%	1/31/2056	991	1,306
	United Mexican States		4.150%	3/28/2027	1,200	1,197
	United Mexican States		3.750%	1/11/2028	5,010	4,958
[4]	United Mexican States		2.659%	5/24/2031	610	544
[4]	United Mexican States		4.750%	4/27/2032	1,619	1,585
[4]	United Mexican States		5.850%	7/2/2032	24,277	25,122
[4]	United Mexican States		5.375%	3/22/2033	8,595	8,593
[4]	United Mexican States		4.875%	5/19/2033	569	551
[4]	United Mexican States		6.875%	5/13/2037	6,343	6,853
[11]	United Mexican States		5.125%	3/19/2038	1,573	1,877
Total Sovereign Bonds (Cost $460,487)						472,672
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $1,882)		6.574%	7/1/2045	1,835	1,955
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[16]	Vanguard Market Liquidity Fund (Cost $33,402)		4.180%		334,026	33,402
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	2,979	$96.63	719,615	372
	2-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	386	96.69	93,303	94
						466
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	60,900	150
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	26,700	207
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.515% Annually	BANA	9/3/2027	3.515%	41,300	885
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	7,300	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	6,900	43
34

Core Bond ETF
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	WFB	3/25/2026	3.800%	3,400	95
						1,380
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.515% Annually	BANA	9/3/2027	3.515%	41,300	902
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	7,300	—
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	15,300	2
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/2026	4.300%	10,100	147
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/2026	4.440%	4,000	27
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	14,400	73
						1,151
Total Options Purchased (Cost $3,602)						2,997
Total Investments (98.1%) (Cost $3,982,573)						4,034,275
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.0%)
[4,5,6]	UMBS Pool		5.000%	7/1/2040–10/25/2055	(86,696)	(85,642)
35

Core Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	UMBS Pool	5.500%	5/1/2039–10/25/2055	(37,155)	(37,031)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $124,820)					(122,673)
Other Assets and Liabilities—Net (4.9%)					202,487
Net Assets (100%)					4,114,089
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,676 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $10,440 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $390 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $488,609, representing 11.9% of net assets.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of Poland.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Hungary.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
36

Core Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Put Options
1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	385	$ 96.75	93,122	(82)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	91,350	(43)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.200% Annually	BANA	9/3/2027	3.200%	48,900	(408)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	26,700	(58)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.920% Annually	BANA	9/3/2027	3.920%	11,300	(477)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	WFB	3/25/2026	3.450%	3,400	(36)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	WFB	3/25/2026	3.600%	3,400	(56)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	6,900	(203)
					(1,281)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.200% Annually	BANA	9/3/2027	3.200%	48,900	(495)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	BANA	9/3/2027	3.920%	11,300	(403)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	15,300	(19)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/2026	3.940%	2,000	(61)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	14,400	(8)
					(986)
					(2,267)
Total Options Written (Premiums Received $2,540)					(2,349)
BANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
WFB—Wells Fargo Bank N.A.
37

Core Bond ETF
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	1,219	254,038	44
5-Year U.S. Treasury Note	December 2025	353	38,546	33
10-Year U.S. Treasury Note	December 2025	417	46,912	32
AUD 10-Year Treasury Bond	December 2025	85	6,375	(40)
Euro-Schatz	December 2025	161	20,222	(30)
Long U.S. Treasury Bond	December 2025	527	61,445	331
Ultra Long U.S. Treasury Bond	December 2025	3	360	—
				370

Short Futures Contracts
10-Year Government of Canada Bond	December 2025	(112)	(9,855)	(222)
10-Year Japanese Government Bond	December 2025	(27)	(24,792)	248
Euro-Bobl	December 2025	(242)	(33,472)	40
Euro-Bund	December 2025	(765)	(115,475)	(444)
Euro-Buxl	December 2025	(405)	(54,434)	(827)
Euro-OAT	December 2025	(88)	(12,537)	(36)
Long Gilt	December 2025	(27)	(3,299)	(29)
Mini 10-Year Japanese Government Bond	December 2025	(53)	(4,866)	49
Ultra 10-Year U.S. Treasury Note	December 2025	(41)	(4,718)	—
				(1,221)
				(851)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	EUR	26,112	USD	30,781	12	—
State Street Bank & Trust Co.	12/17/2025	EUR	5,894	USD	6,988	—	(36)
UBS AG	12/17/2025	EUR	1,094	USD	1,291	—	(1)
Toronto-Dominion Bank	12/17/2025	EUR	183	USD	217	—	(1)
State Street Bank & Trust Co.	12/17/2025	GBP	8,476	USD	11,512	—	(111)
Wells Fargo Bank N.A.	12/17/2025	GBP	5,606	USD	7,582	—	(42)
Bank of America, N.A.	12/17/2025	GBP	5,137	USD	6,952	—	(44)
Royal Bank of Canada	12/17/2025	GBP	2,429	USD	3,282	—	(15)
Toronto-Dominion Bank	12/17/2025	JPY	41,945	USD	286	—	(1)
Toronto-Dominion Bank	12/17/2025	USD	44	AUD	66	—	—
State Street Bank & Trust Co.	12/17/2025	USD	20	AUD	30	—	—
BNP Paribas	12/17/2025	USD	19	AUD	29	—	—
Royal Bank of Canada	12/17/2025	USD	1	AUD	2	—	—
Toronto-Dominion Bank	12/17/2025	USD	63	CAD	87	—	—
Toronto-Dominion Bank	12/17/2025	USD	111,727	EUR	94,614	148	—
Deutsche Bank AG	12/17/2025	USD	110,901	EUR	94,000	47	—
State Street Bank & Trust Co.	12/17/2025	USD	32,060	EUR	27,028	186	—
State Street Bank & Trust Co.	12/17/2025	USD	24,943	EUR	21,240	—	(105)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	16,907	EUR	14,288	58	—
Royal Bank of Canada	12/17/2025	USD	2,781	EUR	2,334	29	—
Toronto-Dominion Bank	12/17/2025	USD	489	EUR	415	—	(1)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	51,314	GBP	37,829	433	—
State Street Bank & Trust Co.	12/17/2025	USD	197	GBP	145	1	—
38

Core Bond ETF
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	USD	11,463	JPY	1,668,017	94	—
Barclays Bank plc	12/17/2025	USD	112	MXN	2,114	—	(2)
						1,008	(359)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Turkiye	12/20/2030	USD	2,475	1.000	(172)	2

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	100,000	1.000	(2,236)	—
United Mexican States	12/20/2030	USD	7,196	1.000	(30)	(17)
						(17)
						(15)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	2,463	1.000	(9)	(51)	42	—
Stellantis NV/Baa2	12/20/2030	JPMC	400[2]	5.000	72	74	—	(2)
					63	23	42	(2)

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	2,000[2]	(1.000)	(39)	(39)	—	—
					24	(16)	42	(2)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,306 in connection with open forward currency contracts and over-the-counter swap contracts.
39

Core Bond ETF
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/12/2027	N/A	3,899,420[1]	0.477[2]	(0.945)[3]	(52)	(52)
6/16/2027	N/A	3,933,110[1]	0.477[2]	(0.906)[3]	(31)	(31)
9/15/2027	N/A	11,200[4]	4.240[5]	(3.260)[3]	34	34
6/18/2028	6/18/2027[6]	62,090[4]	3.458[3]	(0.000)[5]	156	156
12/20/2028	12/17/2025[6]	17,612[7]	2.457[8]	(0.000)[9]	22	22
12/20/2028	12/17/2025[6]	17,612[7]	2.509[8]	(0.000)[9]	41	41
9/9/2029	9/9/2027[6]	5,500[4]	3.105[3]	(0.000)[5]	(20)	(20)
9/10/2029	9/10/2027[6]	20,000[4]	3.072[3]	(0.000)[5]	(83)	(83)
9/22/2029	9/22/2027[6]	22,800[4]	3.221[3]	(0.000)[5]	(35)	(35)
12/18/2030	12/17/2025[6]	17,449[10]	2.131[3]	(0.000)[11]	(58)	(58)
6/18/2031	6/18/2026[6]	17,230[4]	0.000[5]	(3.625)[3]	(200)	(200)
9/9/2032	9/9/2027[6]	4,600[4]	0.000[5]	(3.411)[3]	23	23
9/10/2032	9/10/2027[6]	16,800[4]	0.000[5]	(3.349)[3]	127	127
9/22/2032	9/22/2027[6]	19,100[4]	0.000[5]	(3.465)[3]	54	54
5/15/2035	12/31/2025[6]	5,200[4]	0.000[5]	(3.619)[3]	—	—
5/15/2035	12/31/2025[6]	5,000[4]	0.000[5]	(3.638)[3]	(7)	(7)
12/10/2035	12/10/2025[6]	9,000[10]	2.539[3]	(0.000)[11]	(14)	50
9/9/2037	9/9/2027[6]	1,300[4]	3.824[3]	(0.000)[5]	(1)	(1)
9/10/2037	9/10/2027[6]	4,600[4]	3.733[3]	(0.000)[5]	(38)	(38)
9/22/2037	9/22/2027[6]	5,200[4]	3.804[3]	(0.000)[5]	(15)	(15)
11/15/2043	12/31/2025[6]	3,200[4]	3.955[3]	(0.000)[5]	6	6
11/15/2043	12/31/2025[6]	3,200[4]	3.927[3]	(0.000)[5]	(5)	(5)
9/9/2055	N/A	1,260[4]	4.240[5]	(3.961)[3]	(7)	(7)
9/10/2055	N/A	1,300[4]	4.240[5]	(3.860)[3]	16	16
9/15/2055	N/A	5,300[4]	3.780[3]	(4.240)[5]	(141)	(141)
9/19/2055	N/A	1,260[4]	4.240[5]	(3.794)[3]	30	30
12/18/2055	12/18/2025[6]	1,140[4]	4.035[3]	(0.000)[5]	22	23
					(176)	(111)
1 Notional amount denominated in Japanese yen.
2 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
3 Interest payment received/paid annually.
4 Notional amount denominated in U.S. dollar.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/paid semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Core Bond ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,949,171)	4,000,873
Affiliated Issuers (Cost $33,402)	33,402
Total Investments in Securities	4,034,275
Investment in Vanguard	94
Foreign Currency, at Value (Cost $798)	799
Receivables for Investment Securities Sold	490,630
Receivables for Accrued Income	31,474
Receivables for Capital Shares Issued	13,819
Swap Premiums Paid	74
Variation Margin Receivable—Futures Contracts	166
Unrealized Appreciation—Forward Currency Contracts	1,008
Unrealized Appreciation—Over-the-Counter Swap Contracts	42
Total Assets	4,572,381
Liabilities
Due to Custodian	356
Liability for Sale Commitments, at Value (Proceeds $124,820)	122,673
Payables for Investment Securities Purchased	332,288
Payables to Vanguard	166
Options Written, at Value (Premiums Received $2,540)	2,349
Swap Premiums Received	90
Variation Margin Payable—Centrally Cleared Swap Contracts	9
Unrealized Depreciation—Forward Currency Contracts	359
Unrealized Depreciation—Over-the-Counter Swap Contracts	2
Total Liabilities	458,292
Net Assets	4,114,089
At September 30, 2025, net assets consisted of:

Paid-in Capital	4,056,392
Total Distributable Earnings (Loss)	57,697
Net Assets	4,114,089
Net Assets
Applicable to 52,545,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,114,089
Net Asset Value Per Share	$78.30
See accompanying Notes, which are an integral part of the Financial Statements.
41

Core Bond ETF
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	114,381
Total Income	114,381
Expenses
The Vanguard Group—Note B
Investment Advisory Services	527
Management and Administrative	1,561
Marketing and Distribution	122
Custodian Fees	71
Auditing Fees	40
Shareholders' Reports and Proxy Fees	56
Trustees’ Fees and Expenses	1
Other Expenses	21
Total Expenses	2,399
Net Investment Income	111,982
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,730
Futures Contracts	4,361
Options Purchased	(4,629)
Options Written	3,943
Swap Contracts	(450)
Forward Currency Contracts	(14,462)
Foreign Currencies	(717)
Realized Net Gain (Loss)	(10,224)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	41,211
Futures Contracts	(302)
Options Purchased	(594)
Options Written	192
Swap Contracts	(206)
Forward Currency Contracts	622
Foreign Currencies	35
Change in Unrealized Appreciation (Depreciation)	40,958
Net Increase (Decrease) in Net Assets Resulting from Operations	142,716
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,319, $2, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
42

Core Bond ETF
Statement of Changes in Net Assets

	Year Ended September 30, 2025	December 12, 2023[1] to September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,982	10,220
Realized Net Gain (Loss)	(10,224)	1,145
Change in Unrealized Appreciation (Depreciation)	40,958	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	142,716	24,191
Distributions
Total Distributions	(102,037)	(7,142)
Capital Share Transactions
Issued	2,903,654	1,172,794
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(20,087)
Net Increase (Decrease) from Capital Share Transactions	2,903,654	1,152,707
Total Increase (Decrease)	2,944,333	1,169,756
Net Assets
Beginning of Period	1,169,756	—
End of Period	4,114,089	1,169,756
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Core Bond ETF
Financial Highlights
	Year Ended September 30, 2025	December 12, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$79.04	$75.00
Investment Operations
Net Investment Income[2]	3.595	2.807
Net Realized and Unrealized Gain (Loss) on Investments	(.903)	3.403
Total from Investment Operations	2.692	6.210
Distributions
Dividends from Net Investment Income	(3.324)	(2.170)
Distributions from Realized Capital Gains	(.108)	—
Total Distributions	(3.432)	(2.170)
Net Asset Value, End of Period	$78.30	$79.04
Total Return	3.58%	8.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,114	$1,170
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	4.67%	4.54%[3]
Portfolio Turnover Rate[4,5]	426%	426%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Includes 57% and 82%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Core Bond ETF
Notes to Financial Statements
Vanguard Core Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts securities with a value of $537,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund
45

Core Bond ETF
loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 7% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,
46

Core Bond ETF
determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 11% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
47

Core Bond ETF
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 13% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $94,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
48

Core Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,830,853	—	1,830,853
Asset-Backed/Commercial Mortgage-Backed Securities	—	441,723	660	442,383
Corporate Bonds	—	1,249,791	—	1,249,791
Floating Rate Loan Interests	—	222	—	222
Sovereign Bonds	—	472,672	—	472,672
Taxable Municipal Bonds	—	1,955	—	1,955
Temporary Cash Investments	33,402	—	—	33,402
Options Purchased	466	2,531	—	2,997
Total	33,868	3,999,747	660	4,034,275
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(122,673)	—	(122,673)

Derivative Financial Instruments
Assets
Futures Contracts[1]	777	—	—	777
Forward Currency Contracts	—	1,008	—	1,008
Swap Contracts[1]	—	626	—	626
Total	777	1,634	—	2,411
Liabilities
Options Written	(82)	(2,267)	—	(2,349)
Futures Contracts[1]	(1,628)	—	—	(1,628)
Forward Currency Contracts	—	(359)	—	(359)
Swap Contracts[1]	—	(712)	—	(712)
Total	(1,710)	(3,338)	—	(5,048)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	2,997	—	—	2,997
Swap Premiums Paid	—	—	74	74
Unrealized Appreciation—Futures Contracts[1]	777	—	—	777
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	582	—	2	584
Unrealized Appreciation—Forward Currency Contracts	—	1,008	—	1,008
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	42	42
Total Assets	4,356	1,008	118	5,482

Options Written, at Value	(2,349)	—	—	(2,349)
Swap Premiums Received	—	—	(90)	(90)
Unrealized Depreciation—Futures Contracts[1]	(1,628)	—	—	(1,628)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(693)	—	(17)	(710)
Unrealized Depreciation—Forward Currency Contracts	—	(359)	—	(359)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(2)	(2)
Total Liabilities	(4,670)	(359)	(109)	(5,138)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
49

Core Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	4,361	—	—	4,361
Options Purchased	(4,479)	—	(150)	(4,629)
Options Written	3,943	—	—	3,943
Swap Contracts	(63)	—	(387)	(450)
Forward Currency Contracts	—	(14,462)	—	(14,462)
Realized Net Gain (Loss) on Derivatives	3,762	(14,462)	(537)	(11,237)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(302)	—	—	(302)
Options Purchased	(594)	—	—	(594)
Options Written	192	—	—	192
Swap Contracts	(181)	—	(25)	(206)
Forward Currency Contracts	—	622	—	622
Change in Unrealized Appreciation (Depreciation) on Derivatives	(885)	622	(25)	(288)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,096
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	40,900
Capital Loss Carryforwards	(299)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	57,697
The tax character of distributions paid was as follows:
	Year Ended September 30,	Period Ended September 30,
	2025	2024
	Amount ($000)	Amount ($000)
Ordinary Income*	101,929	7,142
Long-Term Capital Gains	108	—
Total	102,037	7,142
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,992,627
Gross Unrealized Appreciation	57,607
Gross Unrealized Depreciation	(16,707)
Net Unrealized Appreciation (Depreciation)	40,900
50

Core Bond ETF
F.  During the year ended September 30, 2025, the fund purchased $2,184,384,000 of investment securities and sold $1,343,059,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,190,164,000 and $8,745,367,000, respectively. In addition, the fund purchased and sold investment securities of $1,378,995,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Year Ended September 30, 2025	December 12, 2023[1] to September 30, 2024
	Shares (000)	Shares (000)
Issued	37,745	15,065
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(265)
Net Increase (Decrease) in Shares Outstanding	37,745	14,800
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 57% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
51

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025 and the statement of changes in net assets and the financial highlights for the year ended September 30, 2025 and for the period December 12, 2023 (inception) through September 30, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year ended September 30, 2025, and the changes in its net assets and the financial highlights for the year ended September 30, 2025 and for the period December 12, 2023 (inception) through September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
52

Tax information (unaudited)
The fund hereby designates for the fiscal year $29,472,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $108,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 85.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0230 112025
53

Financial Statements
For the year ended September 30, 2025
Vanguard Core-Plus Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	44
Tax information	45

Core-Plus Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (41.5%)
U.S. Government Securities (18.8%)
	United States Treasury Note/Bond	4.625%	11/15/2026	2,349	2,372
[1]	United States Treasury Note/Bond	4.125%	1/31/2027	6,200	6,233
	United States Treasury Note/Bond	4.125%	2/28/2027	4,900	4,929
	United States Treasury Note/Bond	3.875%	3/31/2027	500	502
	United States Treasury Note/Bond	2.750%	7/31/2027	1,400	1,378
	United States Treasury Note/Bond	0.625%	12/31/2027	3,300	3,089
	United States Treasury Note/Bond	4.250%	1/15/2028	4,000	4,055
	United States Treasury Note/Bond	3.625%	3/31/2028	1,400	1,400
	United States Treasury Note/Bond	3.625%	8/15/2028	6,200	6,200
	United States Treasury Note/Bond	1.250%	9/30/2028	948	884
	United States Treasury Note/Bond	4.375%	11/30/2028	2,079	2,124
	United States Treasury Note/Bond	1.375%	12/31/2028	900	838
	United States Treasury Note/Bond	4.000%	1/31/2029	1,757	1,776
	United States Treasury Note/Bond	4.250%	2/28/2029	4,791	4,882
	United States Treasury Note/Bond	2.375%	3/31/2029	6,246	5,984
	United States Treasury Note/Bond	4.125%	3/31/2029	1,119	1,136
	United States Treasury Note/Bond	4.625%	4/30/2029	5,855	6,042
	United States Treasury Note/Bond	2.375%	5/15/2029	1,077	1,030
	United States Treasury Note/Bond	2.750%	5/31/2029	862	835
	United States Treasury Note/Bond	4.500%	5/31/2029	990	1,018
	United States Treasury Note/Bond	3.250%	6/30/2029	1,200	1,182
	United States Treasury Note/Bond	4.250%	6/30/2029	4,405	4,493
	United States Treasury Note/Bond	4.000%	7/31/2029	1,500	1,517
	United States Treasury Note/Bond	3.125%	8/31/2029	700	686
	United States Treasury Note/Bond	4.250%	1/31/2030	2,317	2,366
	United States Treasury Note/Bond	1.500%	2/15/2030	6,400	5,835
	United States Treasury Note/Bond	0.625%	8/15/2030	700	603
	United States Treasury Note/Bond	1.125%	2/15/2031	3,600	3,146
	United States Treasury Note/Bond	4.125%	3/31/2031	1,063	1,080
	United States Treasury Note/Bond	4.625%	5/31/2031	2,075	2,160
	United States Treasury Note/Bond	1.250%	8/15/2031	4,280	3,702
	United States Treasury Note/Bond	4.500%	12/31/2031	2,500	2,587
	United States Treasury Note/Bond	4.375%	1/31/2032	1,035	1,064
	United States Treasury Note/Bond	1.875%	2/15/2032	3,100	2,750
	United States Treasury Note/Bond	4.125%	3/31/2032	2,281	2,311
	United States Treasury Note/Bond	4.000%	4/30/2032	900	905
	United States Treasury Note/Bond	2.875%	5/15/2032	3,800	3,572
	United States Treasury Note/Bond	2.750%	8/15/2032	800	744
	United States Treasury Note/Bond	3.875%	8/15/2033	1,900	1,885
	United States Treasury Note/Bond	4.375%	5/15/2034	1,000	1,023
	United States Treasury Note/Bond	3.875%	8/15/2034	900	886
	United States Treasury Note/Bond	4.250%	11/15/2034	500	506
	United States Treasury Note/Bond	4.625%	2/15/2035	1,600	1,663
	United States Treasury Note/Bond	4.250%	5/15/2035	300	303
	United States Treasury Note/Bond	1.125%	8/15/2040	1,653	1,041
	United States Treasury Note/Bond	3.875%	8/15/2040	800	745
	United States Treasury Note/Bond	1.875%	2/15/2041	1,600	1,124
	United States Treasury Note/Bond	4.750%	2/15/2041	1,194	1,224
	United States Treasury Note/Bond	2.250%	5/15/2041	1,013	750
	United States Treasury Note/Bond	2.000%	11/15/2041	3,400	2,386
	United States Treasury Note/Bond	3.125%	11/15/2041	2,249	1,872
	United States Treasury Note/Bond	2.375%	2/15/2042	3,300	2,444
	United States Treasury Note/Bond	3.000%	5/15/2042	1,001	812
	United States Treasury Note/Bond	3.250%	5/15/2042	2,247	1,888
	United States Treasury Note/Bond	3.375%	8/15/2042	998	850
	United States Treasury Note/Bond	4.000%	11/15/2042	1,000	924
	United States Treasury Note/Bond	3.875%	2/15/2043	1,037	941
	United States Treasury Note/Bond	2.875%	5/15/2043	615	481
	United States Treasury Note/Bond	3.875%	5/15/2043	784	710
	United States Treasury Note/Bond	3.625%	8/15/2043	1,159	1,011
	United States Treasury Note/Bond	3.750%	11/15/2043	1,824	1,615
	United States Treasury Note/Bond	4.750%	11/15/2043	1,217	1,229
	United States Treasury Note/Bond	4.500%	2/15/2044	842	823
	United States Treasury Note/Bond	3.375%	5/15/2044	449	374
	United States Treasury Note/Bond	4.625%	5/15/2044	1,009	1,001
1

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/15/2044	585	468
	United States Treasury Note/Bond	4.125%	8/15/2044	871	808
	United States Treasury Note/Bond	4.625%	11/15/2044	1,010	1,001
	United States Treasury Note/Bond	2.500%	2/15/2045	1,900	1,360
	United States Treasury Note/Bond	4.750%	2/15/2045	1,700	1,711
	United States Treasury Note/Bond	2.500%	2/15/2046	800	564
	United States Treasury Note/Bond	2.500%	5/15/2046	900	632
	United States Treasury Note/Bond	2.250%	8/15/2046	2,300	1,533
	United States Treasury Note/Bond	2.875%	11/15/2046	1,000	748
	United States Treasury Note/Bond	2.750%	11/15/2047	700	506
	United States Treasury Note/Bond	3.125%	5/15/2048	100	77
	United States Treasury Note/Bond	3.000%	8/15/2048	1,645	1,236
	United States Treasury Note/Bond	3.000%	2/15/2049	1,710	1,280
	United States Treasury Note/Bond	2.875%	5/15/2049	1,600	1,167
	United States Treasury Note/Bond	2.250%	8/15/2049	1,793	1,144
	United States Treasury Note/Bond	2.375%	11/15/2049	1,687	1,103
	United States Treasury Note/Bond	2.000%	2/15/2050	2,693	1,610
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	3,175	1,557
	United States Treasury Note/Bond	1.375%	8/15/2050	3,070	1,543
	United States Treasury Note/Bond	1.625%	11/15/2050	1,838	986
	United States Treasury Note/Bond	1.875%	2/15/2051	1,800	1,028
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	2,715	1,746
	United States Treasury Note/Bond	2.000%	8/15/2051	800	468
	United States Treasury Note/Bond	2.875%	5/15/2052	700	499
	United States Treasury Note/Bond	4.000%	11/15/2052	1,667	1,475
	United States Treasury Note/Bond	3.625%	2/15/2053	1,194	987
	United States Treasury Note/Bond	4.125%	8/15/2053	200	181
	United States Treasury Note/Bond	4.750%	11/15/2053	2,092	2,095
	United States Treasury Note/Bond	4.250%	2/15/2054	1,000	923
	United States Treasury Note/Bond	4.625%	5/15/2054	200	197
					158,554
Agency Bonds and Notes (0.1%)
	Tennessee Valley Authority	4.875%	5/15/2035	1,160	1,200
Conventional Mortgage-Backed Securities (19.6%)
[3,4]	Fannie Mae Pool	4.070%	8/1/2030	770	768
[3,4]	Fannie Mae Pool	4.090%	9/1/2030	1,050	1,047
[3,4]	Fannie Mae Pool	4.100%	8/1/2030	1,125	1,125
[3,4]	Fannie Mae Pool	4.180%	8/1/2030	650	651
[3,4]	Fannie Mae Pool	4.190%	5/1/2030	510	511
[3,4]	Fannie Mae Pool	4.220%	9/1/2030	2,780	2,791
[3,4]	Fannie Mae Pool	4.255%	8/1/2030	930	935
[3,4]	Fannie Mae Pool	4.290%	4/1/2030	1,630	1,639
[3,4]	Fannie Mae Pool	4.340%	9/1/2030	540	544
[3,4]	Fannie Mae Pool	4.460%	6/1/2030	3,000	3,043
[3,4]	Fannie Mae Pool	4.600%	4/1/2030	1,200	1,223
[3,4]	Freddie Mac Gold Pool	4.290%	3/1/2030	480	483
[3,5]	Ginnie Mae II Pool	2.000%	11/20/2050–10/15/2055	7,155	5,922
[3]	Ginnie Mae II Pool	2.500%	1/20/2051–3/20/2052	7,254	6,248
[3]	Ginnie Mae II Pool	3.000%	11/20/2046–4/20/2052	6,151	5,506
[3,5]	Ginnie Mae II Pool	3.500%	10/20/2048–10/15/2055	3,715	3,420
[3]	Ginnie Mae II Pool	4.000%	9/20/2047–4/20/2054	3,290	3,125
[3]	Ginnie Mae II Pool	4.500%	9/20/2052–3/20/2053	3,050	2,979
[3,5]	Ginnie Mae II Pool	5.000%	10/20/2052–10/15/2055	4,086	4,085
[3,5]	Ginnie Mae II Pool	5.500%	12/20/2052–10/15/2055	5,678	5,762
[3]	Ginnie Mae II Pool	6.000%	12/20/2052–6/20/2054	3,419	3,501
[3,5]	Ginnie Mae II Pool	6.500%	9/20/2053–10/15/2055	1,514	1,564
[3]	Ginnie Mae II Pool	7.000%	3/20/2055	242	249
[3,4]	UMBS Pool	1.500%	7/1/2036–1/1/2051	5,659	4,705
[3,4,5]	UMBS Pool	2.000%	5/1/2036–10/25/2055	38,571	32,046
[3,4,5]	UMBS Pool	2.500%	9/1/2036–10/25/2055	27,186	23,534
[3,4,5]	UMBS Pool	3.000%	3/1/2037–10/25/2055	15,125	13,557
[3,4,5]	UMBS Pool	3.500%	6/1/2038–10/25/2055	10,178	9,390
[3,4,5]	UMBS Pool	4.000%	12/1/2039–10/25/2055	7,927	7,547
[3,4,5]	UMBS Pool	4.500%	5/1/2040–10/25/2055	10,461	10,322
[3,4,5]	UMBS Pool	6.000%	11/1/2052–10/25/2055	1,790	1,915
[3,4,5]	UMBS Pool	6.500%	9/1/2053–10/25/2055	3,711	3,865
[3,4]	UMBS Pool	7.000%	3/1/2055–4/1/2055	429	449
					164,451
Nonconventional Mortgage-Backed Securities (3.0%)
[3,4]	Fannie Mae Pool	5.140%	9/1/2055	500	506
[3,4]	Fannie Mae REMICS	1.750%	9/25/2049	1,142	981
[3,4]	Fannie Mae REMICS	2.000%	6/25/2048	73	62
[3,4]	Fannie Mae REMICS	2.500%	9/25/2048	1,141	1,023
[3,4]	Fannie Mae REMICS	3.000%	2/25/2043–1/25/2048	3,986	3,580
2

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	445	411
[3,4]	Fannie Mae REMICS	4.000%	8/25/2043–12/25/2048	1,283	1,219
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	290	292
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	1,150	1,153
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	270	273
[3,4,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	350	354
[3,4]	Freddie Mac REMICS	1.000%	9/25/2050	176	136
[3,4]	Freddie Mac REMICS	2.000%	5/25/2051	676	584
[3,4]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2048	1,023	906
[3,4]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	6,926	6,302
[3,4]	Freddie Mac REMICS	3.500%	3/15/2045–3/15/2048	1,839	1,693
[3,4]	Freddie Mac REMICS	4.000%	12/15/2047–6/25/2052	4,289	4,004
[3,4,6]	Freddie Mac REMICS, SOFR30A + 0.250%	3.000%	12/25/2049	56	48
[3,4,6]	Freddie Mac REMICS, SOFR30A + 0.400%	3.000%	1/25/2052	96	82
[3,4,6]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	236	208
[3,4,6]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	130	110
[3]	Ginnie Mae REMICS	2.500%	10/20/2043	337	292
[3]	Ginnie Mae REMICS	3.000%	5/20/2055	680	615
[3,6]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	91	79
[3,6]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	203	169
					25,082
Total U.S. Government and Agency Obligations (Cost $345,985)					349,287
Asset-Backed/Commercial Mortgage-Backed Securities (9.6%)
[3,7]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	710	709
[3,7]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[3,7]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	300	300
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	165	166
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	232	233
[3,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	102
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	60	61
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	99
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	100	98
[3,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	140	135
[3,5,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	180	177
[3,5,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	140	136
[3,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	40	41
[3,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	50	51
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	175	184
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	111
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	150	154
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	103
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	10	10
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	85	85
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	90	89
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	130	122
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	40	35
[3]	BANK Series 2022-BNK40	3.504%	3/15/2064	600	559
[3]	BANK Series 2022-BNK40	3.504%	3/15/2064	20	18
[3]	BANK Series 2022-BNK41	3.916%	4/15/2065	50	48
[3]	BANK Series 2024-5YR7	5.769%	6/15/2057	290	303
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	210	219
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	210	224
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	450	458
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	90	91
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	500	529
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	150	159
[3]	BANK Series 2025-BNK50	6.071%	5/15/2068	60	63
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	120	117
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	30	29
[3,7]	Basswood Park CLO Ltd. Series 2021-1A	5.053%	4/20/2034	130	130
[3,7]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	180	180
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	160	160
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	20	18
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	30	27
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	60	59
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	400	419
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	225	235
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	420	431
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	90	95
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	150	161
3

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	60	63
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	270	284
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	160	167
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	310	330
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	130	137
[3]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	40	42
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	235	231
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	225	221
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	80	82
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[3,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	180	180
[3,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	210	211
[3,7]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	390	388
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	225	242
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	75	80
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	230	240
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	140	148
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	30	32
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	60	64
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	110	115
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	50	52
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	340	361
[3]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	90	95
[3,5]	BMO Mortgage Trust Series 2025-C13	1.000%	10/15/2058	190	196
[3,5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	580	599
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	80	80
[3,7]	BX Trust Series 2019-OC11	3.202%	12/9/2041	60	57
[3,6,7]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	15	15
[3,6,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	230	230
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	30	31
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	170	172
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	10	10
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	10	10
[3]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	20	21
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	40	41
[3]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	20	21
[3]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[3]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	100	101
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	40	39
[3,7]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	290	293
[3,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	228	229
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	85	87
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	85	88
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	70	72
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	62
[3,7]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[3,5,7,8]	CIFC Funding Ltd. Series 2025-6A	5.608%	10/23/2038	100	100
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	60	59
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	390	370
[3,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	635	646
[3,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	115	116
[3,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	89	90
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	30	28
[3,7]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	310	313
[3,7]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	360	363
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	68	68
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	19	19
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.506%	9/25/2044	85	85
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	54	54
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	87	88
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	99	100
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	89	89
[3,6,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	141	142
[3,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	103	102
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	150	134
[3,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	101
[3,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	110	106
[3,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	360	362
[3,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	230	232
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	70	71
4

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/2029	60	60
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	60	60
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	90	90
[3]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	400	405
[3]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	340	340
[3,5,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	250	250
[3,5,7]	Dryden 90 CLO Ltd. Series 2021-90A	5.600%	11/15/2038	290	290
[3,7]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	140	143
[3,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	180	182
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	110	111
[3]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	3,300	2,986
[3,4]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	6,000	6,110
[3,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	3,880	3,930
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	50	51
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	50	51
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	20	20
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[3,7]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	75	76
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	85	87
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	40	41
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	80	80
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	20	20
[3,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	150	154
[3,7]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	110	110
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	140	142
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	103
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	100	100
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	360	363
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	270	274
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	81
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	242	243
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.606%	5/25/2044	44	44
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	11	11
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.606%	8/25/2044	97	98
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	20	20
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	93	94
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	330	330
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	70	70
[3,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	986	854
[3,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	363	367
[3,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	167	168
[3,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	307	311
[3,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	250	254
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,220	2,259
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	60	60
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	60	61
[3]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	75	76
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	60	61
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[3,7]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	75	77
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	300	305
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	160	162
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	75	77
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	85	87
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/2028	180	181
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	101
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	225	211
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	725	663
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	30	27
[3,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	103
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	30	30
5

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	110	114
[3,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	100	102
[3,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[3,7]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[3,7]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	121
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	160	162
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	202	203
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	300	301
[3,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/2028	30	30
[3,7]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	150	152
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	100	101
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	100	101
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/2029	70	71
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	50	51
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	10	10
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	20	20
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	41
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	100	101
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	81
[3]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[3,7]	IRV Trust Series 2025-200P	5.471%	3/14/2047	340	348
[3,7]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	450	460
[3,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	169	172
[3,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	544	470
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	524	456
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	30	30
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	30	30
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	20	20
[3,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	40	41
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	70	72
[3,7]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[3,7]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	50	50
[3,7]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	260	263
[3,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	85	87
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	240	255
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	190	201
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	200	200
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	200	197
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	140	133
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	1,081	1,002
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	158	161
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	217	216
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/2054	3,245	3,293
[3,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	124	125
[3,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	85	86
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	20	20
[3]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	30	30
[3]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	40	40
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	20	20
[3,7]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	263	227
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	590	596
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	101
[3,7]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,7]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	100	102
[3,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	460	463
[3,7]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	250	251
[3,7]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	80	80
[3,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	89	89
[3,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	177	181
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	1,179	1,195
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	525	533
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	843	855
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	366	372
[3,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	175	176
[3,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/2056	702	712
[3,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	1,557	1,567
[3,7]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/2056	927	942
[3,7]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/2056	1,430	1,450
[3,7]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,940	1,952
[3,7]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	489	497
[3,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	1,000	1,007
6

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	1,400	1,412
[3,7]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	1,350	1,350
[3,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	99	96
[3,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	120	114
[3,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	200	191
[3,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	20	19
[3,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	130	123
[3,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	160	152
[3,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	60	56
[3,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	444	452
[3,7]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	190	191
[3,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	250	251
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	85	88
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	60	61
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	60	62
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/2029	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	280	282
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	390	393
[3]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	50	51
[3]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	895	911
[3]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	440	443
[3,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	60	62
[3,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[3,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	10	10
[3,7]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	15	15
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	7	7
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	27	27
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	18	18
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	165	168
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	77	78
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	75	77
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	85	87
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	30	30
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	60	61
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	10	10
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	60	61
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	41
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	160	162
[3,7]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	100	89
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	80	81
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	70	70
[3,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	109	111
[3,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	60	61
[3,7]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	460	461
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	140	140
[3,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	91	92
[3,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	100	104
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	110	111
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	30	30
[3,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	203
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	100	99
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	99
[3,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	48	48
[3,7]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	310	310
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	20	20
[3,7]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	250	250
[3,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	246	246
[3,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	10	10
[3,7]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	442
[3,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	110	112
[3,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	160	162
[3,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	75	77
[3,7]	Verizon Master Trust Series 2024-7	4.600%	8/20/2032	130	131
[3,7]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	100	101
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	30	30
[3]	Verizon Master Trust Series 2025-1	4.940%	1/21/2031	20	20
[3]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	40	41
[3]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[3,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	110	112
[3,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	102
[3]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	70	71
7

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	101
[3,7]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	101
[3,7]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	300	301
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	330	342
[3,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	43
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	30	31
[3]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	40	41
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	85	87
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $80,370)					81,093
Corporate Bonds (31.9%)
Communications (2.2%)
[7]	Altice France SA	5.125%	7/15/2029	10	9
[7]	AMC Networks Inc.	10.250%	1/15/2029	35	37
	AMC Networks Inc.	4.250%	2/15/2029	43	38
[7]	AMC Networks Inc.	10.500%	7/15/2032	50	53
	AT&T Inc.	4.350%	3/1/2029	7	7
	AT&T Inc.	4.700%	8/15/2030	555	564
	AT&T Inc.	4.900%	8/15/2037	25	24
[3,9]	AT&T Inc.	7.000%	4/30/2040	100	143
	AT&T Inc.	4.300%	12/15/2042	15	13
	AT&T Inc.	4.500%	3/9/2048	1,050	889
	AT&T Inc.	3.650%	6/1/2051	110	80
	AT&T Inc.	3.500%	9/15/2053	500	345
	AT&T Inc.	3.550%	9/15/2055	25	17
	AT&T Inc.	6.050%	8/15/2056	1,495	1,551
	AT&T Inc.	3.800%	12/1/2057	688	491
[7]	Cable One Inc.	4.000%	11/15/2030	95	80
[7]	CCO Holdings LLC	4.750%	3/1/2030	100	96
[7]	CCO Holdings LLC	4.500%	8/15/2030	186	176
[7]	CCO Holdings LLC	4.250%	2/1/2031	40	37
	CCO Holdings LLC	4.500%	5/1/2032	145	132
	Charter Communications Operating LLC	3.750%	2/15/2028	540	532
	Charter Communications Operating LLC	4.200%	3/15/2028	570	567
	Charter Communications Operating LLC	6.100%	6/1/2029	675	708
	Charter Communications Operating LLC	2.800%	4/1/2031	350	316
	Charter Communications Operating LLC	6.650%	2/1/2034	190	203
	Charter Communications Operating LLC	5.850%	12/1/2035	427	431
	Charter Communications Operating LLC	3.500%	6/1/2041	340	248
	Charter Communications Operating LLC	6.484%	10/23/2045	500	494
	Charter Communications Operating LLC	5.750%	4/1/2048	405	366
	Charter Communications Operating LLC	5.125%	7/1/2049	100	83
	Charter Communications Operating LLC	4.800%	3/1/2050	460	364
	Charter Communications Operating LLC	6.700%	12/1/2055	340	343
	Charter Communications Operating LLC	3.950%	6/30/2062	180	114
	Comcast Corp.	3.400%	7/15/2046	50	36
	Comcast Corp.	2.937%	11/1/2056	540	320
	Comcast Corp.	2.987%	11/1/2063	130	74
[7]	CSC Holdings LLC	4.125%	12/1/2030	185	121
[7]	Directv Financing LLC	8.875%	2/1/2030	90	89
[7]	Directv Financing LLC	10.000%	2/15/2031	80	80
[7]	DISH Network Corp.	11.750%	11/15/2027	28	30
[7]	Frontier Communications Holdings LLC	8.625%	3/15/2031	30	32
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	25	19
	Meta Platforms Inc.	4.450%	8/15/2052	168	144
[7]	Midcontinent Communications	8.000%	8/15/2032	210	216
[7]	NTT Finance Corp.	4.567%	7/16/2027	200	201
[7]	Outfront Media Capital LLC	4.625%	3/15/2030	35	34
	Paramount Global	2.900%	1/15/2027	29	28
	Paramount Global	4.200%	6/1/2029	800	787
	Paramount Global	7.875%	7/30/2030	1,050	1,172
	Paramount Global	4.950%	1/15/2031	329	325
	Paramount Global	4.375%	3/15/2043	150	116
	Paramount Global	5.850%	9/1/2043	250	228
	Paramount Global	4.900%	8/15/2044	150	121
	Paramount Global	4.600%	1/15/2045	37	29
	Rogers Communications Inc.	5.300%	2/15/2034	300	304
	Rogers Communications Inc.	7.000%	4/15/2055	65	68
	Rogers Communications Inc.	7.125%	4/15/2055	110	117
	Sprint Capital Corp.	8.750%	3/15/2032	1	1
[7]	Sunrise FinCo I BV	4.875%	7/15/2031	30	29
[9]	Time Warner Cable LLC	5.750%	6/2/2031	200	269
	Time Warner Cable LLC	7.300%	7/1/2038	15	16
	Time Warner Cable LLC	5.875%	11/15/2040	70	67
	Time Warner Cable LLC	4.500%	9/15/2042	7	6
8

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.375%	4/15/2040	100	90
	T-Mobile USA Inc.	3.000%	2/15/2041	350	263
	T-Mobile USA Inc.	4.500%	4/15/2050	170	143
	T-Mobile USA Inc.	3.300%	2/15/2051	404	274
	T-Mobile USA Inc.	3.400%	10/15/2052	500	342
	T-Mobile USA Inc.	5.650%	1/15/2053	400	396
	T-Mobile USA Inc.	5.250%	6/15/2055	310	288
	T-Mobile USA Inc.	3.600%	11/15/2060	1	1
[5,7]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	375	373
	Uber Technologies Inc.	4.300%	1/15/2030	5	5
	Uber Technologies Inc.	4.150%	1/15/2031	125	124
	Uber Technologies Inc.	4.800%	9/15/2035	675	668
	Uber Technologies Inc.	5.350%	9/15/2054	230	223
[7]	Univision Communications Inc.	7.375%	6/30/2030	28	28
[7]	Univision Communications Inc.	8.500%	7/31/2031	138	143
[7]	Univision Communications Inc.	9.375%	8/1/2032	60	64
	Verizon Communications Inc.	3.875%	3/1/2052	300	230
	Verizon Communications Inc.	5.500%	2/23/2054	70	69
	Verizon Communications Inc.	2.987%	10/30/2056	180	111
	Vodafone Group plc	5.625%	2/10/2053	70	68
	Vodafone Group plc	5.750%	6/28/2054	140	138
[7]	VZ Secured Financing BV	5.000%	1/15/2032	25	23
	Walt Disney Co.	4.750%	11/15/2046	10	9
[3]	Warnermedia Holdings Inc.	5.050%	3/15/2042	50	40
[3]	Warnermedia Holdings Inc.	5.141%	3/15/2052	57	42
					18,785
Consumer Discretionary (2.2%)
[7]	1011778 BC ULC	3.875%	1/15/2028	11	11
[7]	1011778 BC ULC	6.125%	6/15/2029	70	72
[7]	1011778 BC ULC	5.625%	9/15/2029	35	36
[5,7]	ADT Security Corp.	5.875%	10/15/2033	85	85
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	35	36
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	85	88
[7]	Allied Universal Holdco LLC	6.875%	6/15/2030	85	87
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	48	46
[5,7]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	35	35
	American Honda Finance Corp.	4.550%	7/9/2027	565	570
	American Honda Finance Corp.	4.550%	3/3/2028	550	555
[3]	American Honda Finance Corp.	5.050%	7/10/2031	110	113
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	20	21
	AutoZone Inc.	5.400%	7/15/2034	350	363
	Bath & Body Works Inc.	7.500%	6/15/2029	45	46
[7]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	15	16
[7]	Belron UK Finance plc	5.750%	10/15/2029	15	15
	BorgWarner Inc.	4.950%	8/15/2029	40	41
[7]	Builders FirstSource Inc.	6.750%	5/15/2035	70	73
[7]	Carnival Corp.	4.000%	8/1/2028	3	3
[5,7]	Carnival Corp.	5.125%	5/1/2029	90	90
[7]	Carnival Corp.	6.000%	5/1/2029	1	1
[7]	Carnival Corp.	5.750%	3/15/2030	170	174
[7]	Carnival Corp.	5.875%	6/15/2031	175	179
[7]	Carnival Corp.	5.750%	8/1/2032	80	81
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	5	5
[7]	Churchill Downs Inc.	5.750%	4/1/2030	46	46
[7]	Clarios Global LP	6.750%	2/15/2030	35	36
[7]	Clarios Global LP	6.750%	9/15/2032	30	31
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	273
[10]	Flutter Treasury DAC	4.000%	6/4/2031	200	235
[7]	Flutter Treasury DAC	5.875%	6/4/2031	155	157
	Ford Motor Co.	4.750%	1/15/2043	90	72
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	300	298
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	300	285
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	208
[7]	Garda World Security Corp.	8.250%	8/1/2032	107	111
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	50	52
	General Motors Financial Co. Inc.	1.500%	6/10/2026	397	389
	General Motors Financial Co. Inc.	5.000%	7/15/2027	840	850
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	46
	General Motors Financial Co. Inc.	2.700%	8/20/2027	370	360
	General Motors Financial Co. Inc.	6.000%	1/9/2028	990	1,025
	General Motors Financial Co. Inc.	2.400%	4/10/2028	400	382
	General Motors Financial Co. Inc.	2.400%	10/15/2028	795	752
	General Motors Financial Co. Inc.	4.300%	4/6/2029	440	437
	General Motors Financial Co. Inc.	4.900%	10/6/2029	400	404
	General Motors Financial Co. Inc.	5.350%	1/7/2030	300	307
9

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.850%	4/6/2030	482	504
	General Motors Financial Co. Inc.	3.600%	6/21/2030	130	124
	General Motors Financial Co. Inc.	6.400%	1/9/2033	415	444
[5,7]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
[5,7]	Gildan Activewear Inc.	5.400%	10/7/2035	120	120
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	8	8
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	190	193
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	35	33
[7]	Hanesbrands Inc.	9.000%	2/15/2031	40	42
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	45	46
[7]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	105	107
	Hyatt Hotels Corp.	5.250%	6/30/2029	5	5
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	45	46
[7]	JH North America Holdings Inc.	6.125%	7/31/2032	15	15
[7]	Light & Wonder International Inc.	6.250%	10/1/2033	55	55
[7]	Live Nation Entertainment Inc.	6.500%	5/15/2027	12	12
	Lowe's Cos. Inc.	3.950%	10/15/2027	155	155
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	293
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,675	1,661
	Lowe's Cos. Inc.	4.850%	10/15/2035	1,285	1,274
	Lowe's Cos. Inc.	5.625%	4/15/2053	180	179
[7]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	20	20
[7]	MGM China Holdings Ltd.	7.125%	6/26/2031	195	206
[7]	MIWD Holdco II LLC	5.500%	2/1/2030	110	108
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	42	45
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	45	45
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	90	93
[7]	NCL Corp. Ltd.	6.250%	9/15/2033	25	25
[7]	NCL Finance Ltd.	6.125%	3/15/2028	60	61
	Newell Brands Inc.	6.375%	9/15/2027	107	109
[7]	Newell Brands Inc.	8.500%	6/1/2028	85	90
	Newell Brands Inc.	6.625%	9/15/2029	30	30
	Newell Brands Inc.	6.375%	5/15/2030	10	10
	Newell Brands Inc.	6.625%	5/15/2032	10	10
	Newell Brands Inc.	7.000%	4/1/2046	7	6
[7]	Nissan Motor Acceptance Co. LLC	7.050%	9/15/2028	25	26
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[7]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	40
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	90	90
[7]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	75	79
[7]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	85	91
[7]	Phinia Inc.	6.625%	10/15/2032	50	52
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	15	15
[5,7]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	25
	Six Flags Entertainment Corp.	5.250%	7/15/2029	20	19
[7]	Standard Building Solutions Inc.	6.500%	8/15/2032	20	21
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	20	20
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	715	715
[3,10]	Stellantis NV	1.250%	6/20/2033	200	186
[7]	Studio City Finance Ltd.	5.000%	1/15/2029	16	15
	Tapestry Inc.	5.100%	3/11/2030	70	72
[7]	Vail Resorts Inc.	5.625%	7/15/2030	70	70
[7]	Vail Resorts Inc.	6.500%	5/15/2032	150	155
[7]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	280	281
[10]	Volkswagen International Finance NV	3.748%	Perpetual	100	117
[7]	Wayfair LLC	7.250%	10/31/2029	25	26
	Whirlpool Corp.	6.125%	6/15/2030	15	15
	Whirlpool Corp.	6.500%	6/15/2033	106	106
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	120	117
[7]	Wynn Macau Ltd.	5.625%	8/26/2028	4	4
[7]	Wynn Macau Ltd.	5.125%	12/15/2029	12	12
[7]	Wynn Macau Ltd.	6.750%	2/15/2034	45	46
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	150	149
					18,506
Consumer Staples (1.5%)
[7]	Albertsons Cos. Inc.	5.875%	2/15/2028	20	20
[7]	Albertsons Cos. Inc.	6.250%	3/15/2033	105	108
	Altria Group Inc.	5.800%	2/14/2039	520	539
	Altria Group Inc.	5.375%	1/31/2044	200	196
	Altria Group Inc.	3.875%	9/16/2046	7	5
	Altria Group Inc.	3.700%	2/4/2051	25	18
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	20	20
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	25	26
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	400	385
10

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	4.875%	12/6/2028	78	80
	BAT Capital Corp.	3.557%	8/15/2027	25	25
	BAT Capital Corp.	2.259%	3/25/2028	60	57
	BAT Capital Corp.	6.343%	8/2/2030	250	270
	BAT Capital Corp.	5.834%	2/20/2031	140	148
	BAT Capital Corp.	4.625%	3/22/2033	1,190	1,178
	BAT Capital Corp.	6.421%	8/2/2033	134	147
	BAT Capital Corp.	4.540%	8/15/2047	5	4
	BAT Capital Corp.	4.758%	9/6/2049	122	104
	BAT Capital Corp.	5.650%	3/16/2052	60	57
	BAT Capital Corp.	7.081%	8/2/2053	270	309
[3,10]	British American Tobacco plc	3.000%	Perpetual	300	351
	Coca-Cola Co.	5.200%	1/14/2055	185	181
	Constellation Brands Inc.	2.250%	8/1/2031	300	264
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	50	48
[7]	Energizer Holdings Inc.	6.000%	9/15/2033	80	78
[7]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	115	115
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	400	403
[3,10]	Imperial Brands Finance plc	3.875%	2/12/2034	200	233
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	200	207
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	66	69
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	4	4
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	260	274
[7]	JBS USA LUX Sarl	6.375%	2/25/2055	560	585
[7]	KeHE Distributors LLC	9.000%	2/15/2029	75	79
	Kraft Heinz Foods Co.	3.750%	4/1/2030	10	10
	Kraft Heinz Foods Co.	5.200%	7/15/2045	460	425
	Kraft Heinz Foods Co.	4.375%	6/1/2046	120	100
	Kraft Heinz Foods Co.	4.875%	10/1/2049	150	131
	Kraft Heinz Foods Co.	5.500%	6/1/2050	780	738
	Kroger Co.	5.000%	9/15/2034	495	499
	Kroger Co.	4.450%	2/1/2047	10	9
	Kroger Co.	5.500%	9/15/2054	1,230	1,198
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	58	56
[7]	Mars Inc.	5.000%	3/1/2032	135	138
[7]	Mars Inc.	5.200%	3/1/2035	676	691
[7]	Mars Inc.	5.700%	5/1/2055	640	649
[7]	Mars Inc.	5.800%	5/1/2065	350	357
[7]	Opal Bidco SAS	6.500%	3/31/2032	235	241
[7]	Performance Food Group Inc.	5.500%	10/15/2027	50	50
[7]	Performance Food Group Inc.	6.125%	9/15/2032	20	20
	Philip Morris International Inc.	5.125%	11/17/2027	7	7
	Philip Morris International Inc.	5.625%	11/17/2029	7	7
[10]	Philip Morris International Inc.	3.250%	6/6/2032	100	116
	Philip Morris International Inc.	5.750%	11/17/2032	150	160
	Philip Morris International Inc.	5.375%	2/15/2033	75	78
	Philip Morris International Inc.	5.250%	2/13/2034	230	237
	Philip Morris International Inc.	4.500%	3/20/2042	15	14
[7]	Post Holdings Inc.	5.500%	12/15/2029	8	8
[7]	Post Holdings Inc.	6.250%	2/15/2032	40	41
[7]	Post Holdings Inc.	6.375%	3/1/2033	25	25
	Tyson Foods Inc.	3.550%	6/2/2027	200	198
[7]	US Foods Inc.	5.750%	4/15/2033	15	15
					12,805
Energy (3.2%)
[7]	Antero Midstream Partners LP	5.750%	10/15/2033	60	60
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	40	41
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	90	91
[7]	Blue Racer Midstream LLC	6.625%	7/15/2026	320	320
[7]	Blue Racer Midstream LLC	7.000%	7/15/2029	50	52
[7]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	32
	Boardwalk Pipelines LP	4.800%	5/3/2029	35	35
	BP Capital Markets America Inc.	2.721%	1/12/2032	25	23
	BP Capital Markets America Inc.	3.060%	6/17/2041	428	326
	BP Capital Markets America Inc.	2.939%	6/4/2051	335	217
[10]	BP Capital Markets plc	3.625%	Perpetual	100	117
[5,7]	California Resources Corp.	7.000%	1/15/2034	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	5	5
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	10	9
	Cenovus Energy Inc.	2.650%	1/15/2032	40	35
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	10	10
	Cheniere Energy Inc.	4.625%	10/15/2028	19	19
	Cheniere Energy Partners LP	3.250%	1/31/2032	1,230	1,121
	Cheniere Energy Partners LP	5.950%	6/30/2033	550	582
11

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cheniere Energy Partners LP	5.550%	10/30/2035	500	511
[7]	Chord Energy Corp.	6.000%	10/1/2030	50	50
[7]	Chord Energy Corp.	6.750%	3/15/2033	75	76
[7]	Civitas Resources Inc.	8.375%	7/1/2028	22	23
[7]	Civitas Resources Inc.	8.750%	7/1/2031	30	31
[7]	Civitas Resources Inc.	9.625%	6/15/2033	165	175
[7]	CNX Resources Corp.	7.375%	1/15/2031	10	10
[7]	CNX Resources Corp.	7.250%	3/1/2032	55	57
	ConocoPhillips	5.900%	10/15/2032	90	98
	ConocoPhillips Co.	3.800%	3/15/2052	20	15
	ConocoPhillips Co.	5.500%	1/15/2055	300	294
	Continental Resources Inc.	4.900%	6/1/2044	90	73
	DCP Midstream Operating LP	3.250%	2/15/2032	150	137
[7]	Diamond Foreign Asset Co.	8.500%	10/1/2030	37	39
	Diamondback Energy Inc.	4.250%	3/15/2052	770	604
	Diamondback Energy Inc.	5.750%	4/18/2054	145	139
	Diamondback Energy Inc.	5.900%	4/18/2064	110	106
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	170	178
	Enbridge Inc.	5.300%	4/5/2029	25	26
	Enbridge Inc.	6.200%	11/15/2030	10	11
	Enbridge Inc.	6.700%	11/15/2053	10	11
	Enbridge Inc.	5.950%	4/5/2054	190	195
	Energy Transfer LP	5.250%	4/15/2029	101	104
	Energy Transfer LP	5.250%	7/1/2029	60	62
	Energy Transfer LP	6.400%	12/1/2030	67	73
	Energy Transfer LP	6.550%	12/1/2033	159	174
	Energy Transfer LP	5.300%	4/1/2044	10	9
	Energy Transfer LP	5.150%	3/15/2045	10	9
	Energy Transfer LP	5.000%	5/15/2050	397	340
	Energy Transfer LP	5.950%	5/15/2054	470	456
[3,10]	Eni SpA	3.375%	Perpetual	100	116
	Enterprise Products Operating LLC	4.850%	1/31/2034	110	111
	Enterprise Products Operating LLC	3.700%	1/31/2051	865	643
	EOG Resources Inc.	5.650%	12/1/2054	1,285	1,288
	EQT Corp.	3.900%	10/1/2027	21	21
	EQT Corp.	4.500%	1/15/2029	5	5
	EQT Corp.	7.500%	6/1/2030	3	3
[7]	Excelerate Energy LP	8.000%	5/15/2030	150	160
[10]	Exxon Mobil Corp.	1.408%	6/26/2039	100	85
	Exxon Mobil Corp.	3.095%	8/16/2049	10	7
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	503	490
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,199	1,089
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Halliburton Co.	4.750%	8/1/2043	200	179
	Helmerich & Payne Inc.	4.850%	12/1/2029	360	359
	Helmerich & Payne Inc.	5.500%	12/1/2034	300	294
	Hess Corp.	7.875%	10/1/2029	65	74
[7]	Hess Midstream Operations LP	6.500%	6/1/2029	12	12
[7]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	76
	Kinder Morgan Inc.	5.150%	6/1/2030	300	309
	Kinder Morgan Inc.	5.950%	8/1/2054	310	313
[7]	Kinetik Holdings LP	6.625%	12/15/2028	80	82
	Marathon Petroleum Corp.	5.150%	3/1/2030	430	442
	MPLX LP	4.800%	2/15/2029	80	81
	Occidental Petroleum Corp.	5.000%	8/1/2027	75	76
	Occidental Petroleum Corp.	7.500%	5/1/2031	10	11
	ONEOK Inc.	5.550%	11/1/2026	30	30
	ONEOK Inc.	5.650%	11/1/2028	10	10
	ONEOK Inc.	5.800%	11/1/2030	10	11
[7]	ORLEN SA	6.000%	1/30/2035	400	418
	Petrobras Global Finance BV	5.125%	9/10/2030	543	537
	Petrobras Global Finance BV	6.250%	1/10/2036	582	574
[3]	Petronas Capital Ltd.	3.500%	4/21/2030	200	194
[7]	Petronas Capital Ltd.	4.950%	1/3/2031	320	331
[7]	Petronas Capital Ltd.	5.340%	4/3/2035	368	384
	Phillips 66	5.875%	5/1/2042	100	102
	Phillips 66 Co.	5.250%	6/15/2031	60	62
	Phillips 66 Co.	5.650%	6/15/2054	60	57
	Plains All American Pipeline LP	4.700%	1/15/2031	130	130
	Plains All American Pipeline LP	5.600%	1/15/2036	200	202
[3]	Raizen Fuels Finance SA	6.250%	7/8/2032	520	508
	Range Resources Corp.	8.250%	1/15/2029	90	92
[7]	Rockies Express Pipeline LLC	6.750%	3/15/2033	90	94
[3]	SA Global Sukuk Ltd.	1.602%	6/17/2026	5,005	4,903
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	45	45
[7]	Schlumberger Holdings Corp.	5.000%	5/29/2027	200	203
12

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	110	117
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	20	21
	Suncor Energy Inc.	4.000%	11/15/2047	30	23
[7]	Sunoco LP	5.625%	3/15/2031	45	45
[7]	Sunoco LP	7.875%	Perpetual	70	71
[7]	Tallgrass Energy Partners LP	6.000%	12/31/2030	20	20
[7]	Tallgrass Energy Partners LP	6.750%	3/15/2034	90	89
	Targa Resources Corp.	5.200%	7/1/2027	40	41
	Targa Resources Corp.	6.150%	3/1/2029	65	68
	Targa Resources Corp.	6.125%	3/15/2033	15	16
	Targa Resources Partners LP	6.875%	1/15/2029	10	10
[3,10]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	220
[3,10]	TotalEnergies SE	1.625%	Perpetual	100	113
[3,10]	TotalEnergies SE	2.000%	Perpetual	300	347
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	393	393
[7]	Transocean International Ltd.	8.250%	5/15/2029	2	2
[7]	Transocean International Ltd.	8.500%	5/15/2031	120	118
[5,7]	Transocean International Ltd.	7.875%	10/15/2032	35	35
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	53	55
[7]	Valaris Ltd.	8.375%	4/30/2030	46	48
	Valero Energy Corp.	5.150%	2/15/2030	170	175
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	76	73
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	110	115
[7]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	65	61
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	45	47
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	120	131
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	30	32
[7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	35	37
[7]	Vital Energy Inc.	7.875%	4/15/2032	22	21
[5,7]	Weatherford International Ltd.	6.750%	10/15/2033	45	45
	Western Midstream Operating LP	4.500%	3/1/2028	10	10
	Western Midstream Operating LP	4.750%	8/15/2028	40	40
	Williams Cos. Inc.	5.300%	8/15/2028	55	57
	Williams Cos. Inc.	4.900%	3/15/2029	300	306
	Williams Cos. Inc.	2.600%	3/15/2031	350	318
	Williams Cos. Inc.	4.650%	8/15/2032	100	100
	Williams Cos. Inc.	5.800%	11/15/2054	1,000	1,003
					26,886
Financials (11.8%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	294	299
	AerCap Ireland Capital DAC	4.875%	4/1/2028	276	280
	AerCap Ireland Capital DAC	3.000%	10/29/2028	1,110	1,070
	AerCap Ireland Capital DAC	5.100%	1/19/2029	750	768
[5]	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	355
	AerCap Ireland Capital DAC	3.400%	10/29/2033	300	270
	AerCap Ireland Capital DAC	4.950%	9/10/2034	400	398
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	13	13
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	60	61
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	37	38
	Ally Financial Inc.	5.737%	5/15/2029	180	184
	American Express Co.	5.850%	11/5/2027	15	16
	American Express Co.	5.043%	7/26/2028	121	123
	American Express Co.	5.085%	1/30/2031	210	216
	American International Group Inc.	4.850%	5/7/2030	980	1,003
	American International Group Inc.	5.125%	3/27/2033	475	488
	American International Group Inc.	5.450%	5/7/2035	280	292
	American International Group Inc.	4.750%	4/1/2048	90	81
	American International Group Inc.	4.375%	6/30/2050	40	34
[7]	AmWINS Group Inc.	6.375%	2/15/2029	77	79
[7]	AmWINS Group Inc.	4.875%	6/30/2029	3	3
	Aon Corp.	5.350%	2/28/2033	12	13
	Aon North America Inc.	5.125%	3/1/2027	30	30
	Aon North America Inc.	5.150%	3/1/2029	140	144
	Aon North America Inc.	5.450%	3/1/2034	450	469
	Aon North America Inc.	5.750%	3/1/2054	310	312
	Apollo Debt Solutions BDC	6.900%	4/13/2029	2	2
	Apollo Global Management Inc.	5.150%	8/12/2035	197	198
	Apollo Global Management Inc.	5.800%	5/21/2054	95	96
	Apollo Global Management Inc.	6.000%	12/15/2054	137	137
[3,10]	Arbejdernes Landsbank A/S	3.625%	3/5/2030	400	472
	Ares Capital Corp.	5.950%	7/15/2029	2	2
	Ares Strategic Income Fund	5.700%	3/15/2028	130	132
	Ares Strategic Income Fund	6.350%	8/15/2029	8	8
[3,10]	Argenta Spaarbank NV	1.375%	2/8/2029	200	226
[3,10]	Aroundtown SA	1.450%	7/9/2028	300	337
13

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,10]	Aroundtown SA	3.500%	5/13/2030	300	350
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	202
	Assurant Inc.	4.900%	3/27/2028	11	11
	Athene Holding Ltd.	4.125%	1/12/2028	800	798
	Athene Holding Ltd.	5.875%	1/15/2034	700	732
	Athene Holding Ltd.	3.450%	5/15/2052	370	244
	Athene Holding Ltd.	6.625%	10/15/2054	80	81
[10]	Athora Holding Ltd.	6.625%	6/16/2028	300	381
[10]	Athora Holding Ltd.	5.875%	9/10/2034	100	127
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	240	266
[9]	Aviva plc	6.125%	9/12/2054	100	135
	Banco Santander SA	6.607%	11/7/2028	100	107
	Banco Santander SA	2.749%	12/3/2030	400	363
	Banco Santander SA	5.439%	7/15/2031	300	315
	Banco Santander SA	6.938%	11/7/2033	75	86
[3]	Bank of America Corp.	1.197%	10/24/2026	200	200
[3]	Bank of America Corp.	4.948%	7/22/2028	340	345
[3]	Bank of America Corp.	3.970%	3/5/2029	120	119
[3]	Bank of America Corp.	2.496%	2/13/2031	725	671
[3]	Bank of America Corp.	1.922%	10/24/2031	710	630
	Bank of America Corp.	2.687%	4/22/2032	867	790
	Bank of America Corp.	2.572%	10/20/2032	1,550	1,390
[3]	Bank of America Corp.	2.972%	2/4/2033	15	14
	Bank of America Corp.	4.571%	4/27/2033	180	180
	Bank of America Corp.	5.511%	1/24/2036	350	366
	Bank of America Corp.	5.464%	5/9/2036	300	313
[3]	Bank of America Corp.	4.078%	4/23/2040	7	6
[3]	Bank of America Corp.	4.443%	1/20/2048	100	88
[3]	Bank of America Corp.	4.083%	3/20/2051	340	277
[3,10]	Bank of Cyprus PCL	5.000%	5/2/2029	100	123
	Bank of Montreal	3.088%	1/10/2037	270	240
[3]	Bank of New York Mellon Corp.	3.442%	2/7/2028	100	99
	Bank of New York Mellon Corp.	4.543%	2/1/2029	150	152
[3]	Bank of New York Mellon Corp.	6.474%	10/25/2034	120	134
	Bank of New York Mellon Corp.	5.316%	6/6/2036	979	1,013
	Barclays plc	6.496%	9/13/2027	820	837
	Barclays plc	4.337%	1/10/2028	500	500
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.837%	9/10/2028	140	141
	Barclays plc	5.086%	2/25/2029	274	279
[3]	Barclays plc	5.088%	6/20/2030	200	203
	Barclays plc	2.894%	11/24/2032	570	513
	Barclays plc	4.950%	1/10/2047	300	275
[3,10]	Belfius Bank SA	1.250%	4/6/2034	200	219
[3,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	100	112
[7]	Block Inc.	5.625%	8/15/2030	35	35
[7]	Block Inc.	6.000%	8/15/2033	30	31
[7]	BNP Paribas SA	5.176%	1/9/2030	400	410
[7]	BNP Paribas SA	5.497%	5/20/2030	100	103
[7]	BNP Paribas SA	5.283%	11/19/2030	200	206
[3,9]	BNP Paribas SA	2.000%	5/24/2031	200	264
[7]	BNP Paribas SA	5.894%	12/5/2034	300	320
[9]	BPCE SA	5.250%	4/16/2029	200	268
[9]	BPCE SA	2.500%	11/30/2032	400	509
[7]	BPCE SA	6.508%	1/18/2035	100	106
	Brown & Brown Inc.	4.700%	6/23/2028	171	173
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	190	207
	Capital One Financial Corp.	3.750%	7/28/2026	649	647
	Capital One Financial Corp.	7.149%	10/29/2027	700	721
	Capital One Financial Corp.	5.468%	2/1/2029	215	220
	Capital One Financial Corp.	6.312%	6/8/2029	355	372
	Capital One Financial Corp.	5.700%	2/1/2030	60	62
[3]	Capital One Financial Corp.	7.624%	10/30/2031	240	271
	Capital One Financial Corp.	5.268%	5/10/2033	50	51
	Capital One Financial Corp.	6.183%	1/30/2036	705	732
	Carlyle Group Inc.	5.050%	9/19/2035	103	102
	Charles Schwab Corp.	6.196%	11/17/2029	15	16
	Charles Schwab Corp.	6.136%	8/24/2034	167	182
	Citigroup Inc.	4.643%	5/7/2028	2,215	2,230
[3]	Citigroup Inc.	4.075%	4/23/2029	350	349
	Citigroup Inc.	4.542%	9/19/2030	520	522
	Citigroup Inc.	6.174%	5/25/2034	90	96
	Citigroup Inc.	5.827%	2/13/2035	120	125
	Citigroup Inc.	6.020%	1/24/2036	190	199
	Citigroup Inc.	5.174%	9/11/2036	921	930
	Citizens Financial Group Inc.	5.253%	3/5/2031	153	157
14

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	Close Brothers Finance plc	1.625%	12/3/2030	100	113
[7]	Cooperatieve Rabobank UA	3.649%	4/6/2028	200	199
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	255
	Corebridge Financial Inc.	3.650%	4/5/2027	50	50
	Corebridge Financial Inc.	3.850%	4/5/2029	30	30
	Corebridge Financial Inc.	4.350%	4/5/2042	5	4
	Corebridge Financial Inc.	4.400%	4/5/2052	5	4
[7]	Corebridge Global Funding	4.650%	8/20/2027	1,520	1,538
[7]	Credit Acceptance Corp.	6.625%	3/15/2030	235	235
[7]	Credit Agricole SA	4.631%	9/11/2028	250	252
[3,10]	Credit Mutuel Arkea SA	4.810%	5/15/2035	100	123
	Credit Suisse USA LLC	7.125%	7/15/2032	150	172
[7]	Danske Bank A/S	5.427%	3/1/2028	200	203
	Deutsche Bank AG	2.552%	1/7/2028	310	303
[3]	Deutsche Bank AG	5.373%	1/10/2029	400	409
	Deutsche Bank AG	4.999%	9/11/2030	750	761
	Deutsche Bank AG	5.297%	5/9/2031	1,950	1,996
	Deutsche Bank AG	4.950%	8/4/2031	752	759
[3]	Deutsche Bank AG	3.547%	9/18/2031	730	692
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	200	236
[3,10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	300	358
[3,10]	Eurobank SA	4.000%	2/7/2036	100	118
	Fifth Third Bancorp	6.339%	7/27/2029	893	941
	Fifth Third Bancorp	4.895%	9/6/2030	500	508
[7]	Focus Financial Partners LLC	6.750%	9/15/2031	75	77
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	5	5
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	35	37
[7]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	30	31
	GATX Corp.	3.250%	9/15/2026	1	1
	GATX Corp.	4.550%	11/7/2028	9	9
	GATX Corp.	4.700%	4/1/2029	21	21
[3,10]	Generali	5.500%	10/27/2047	100	121
[7]	GGAM Finance Ltd.	8.000%	2/15/2027	40	41
[7]	Global Atlantic Fin Co.	7.950%	6/15/2033	192	222
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	60	63
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	397
	Goldman Sachs Group Inc.	4.692%	10/23/2030	170	172
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	340	351
	Goldman Sachs Group Inc.	2.615%	4/22/2032	321	291
	Goldman Sachs Group Inc.	6.750%	10/1/2037	169	189
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	25	23
	Goldman Sachs Group Inc.	6.250%	2/1/2041	100	110
	Goldman Sachs Group Inc.	5.150%	5/22/2045	380	357
	Goldman Sachs Group Inc.	4.750%	10/21/2045	360	329
	Goldman Sachs Group Inc.	5.561%	11/19/2045	660	670
	Golub Capital Private Credit Fund	5.875%	5/1/2030	209	213
[7]	Howden UK Refinance plc	7.250%	2/15/2031	60	62
[7]	Howden UK Refinance plc	8.125%	2/15/2032	15	16
[7]	HPS Corporate Lending Fund	4.900%	9/11/2028	505	502
	HPS Corporate Lending Fund	5.950%	4/14/2032	160	163
	HSBC Holdings plc	5.887%	8/14/2027	67	68
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.950%	3/31/2030	400	410
[3]	HSBC Holdings plc	3.973%	5/22/2030	590	581
	HSBC Holdings plc	2.804%	5/24/2032	200	181
[3]	HSBC Holdings plc	6.500%	9/15/2037	230	247
	HSBC Holdings plc	6.100%	1/14/2042	390	425
	HSBC USA Inc.	4.650%	6/3/2028	524	531
	Huntington Bancshares Inc.	4.443%	8/4/2028	430	432
	Huntington Bancshares Inc.	6.208%	8/21/2029	400	421
	Huntington Bancshares Inc.	5.272%	1/15/2031	52	54
	Huntington Bancshares Inc.	5.709%	2/2/2035	227	236
	Huntington Bancshares Inc.	2.487%	8/15/2036	60	51
	Huntington National Bank	4.871%	4/12/2028	400	404
	Huntington National Bank	5.650%	1/10/2030	100	105
[3,10]	ING Groep NV	4.375%	8/15/2034	100	121
	Intercontinental Exchange Inc.	3.625%	9/1/2028	27	27
[3,10]	IWG US Finance LLC	6.500%	6/28/2030	100	128
[10]	IWG US Finance LLC	5.125%	5/14/2032	100	120
[10]	JAB Holdings BV	4.375%	4/25/2034	200	243
	JPMorgan Chase & Co.	5.040%	1/23/2028	50	51
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	587
	JPMorgan Chase & Co.	4.505%	10/22/2028	320	323
	JPMorgan Chase & Co.	5.012%	1/23/2030	380	389
	JPMorgan Chase & Co.	4.603%	10/22/2030	190	192
	JPMorgan Chase & Co.	5.103%	4/22/2031	360	372
15

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.953%	2/4/2032	300	265
	JPMorgan Chase & Co.	5.350%	6/1/2034	400	417
	JPMorgan Chase & Co.	6.254%	10/23/2034	400	440
	JPMorgan Chase & Co.	5.502%	1/24/2036	600	628
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,150	1,193
	JPMorgan Chase & Co.	6.400%	5/15/2038	25	28
	JPMorgan Chase & Co.	5.400%	1/6/2042	460	470
	JPMorgan Chase & Co.	4.850%	2/1/2044	300	287
	JPMorgan Chase & Co.	4.950%	6/1/2045	310	292
	KeyBank NA	5.000%	1/26/2033	50	50
	KeyCorp	6.401%	3/6/2035	50	54
	KKR & Co. Inc.	5.100%	8/7/2035	110	110
	LPL Holdings Inc.	6.000%	5/20/2034	114	119
	M&T Bank Corp.	4.553%	8/16/2028	175	176
[3]	M&T Bank Corp.	4.833%	1/16/2029	330	334
	M&T Bank Corp.	7.413%	10/30/2029	16	17
	M&T Bank Corp.	5.179%	7/8/2031	338	346
	M&T Bank Corp.	6.082%	3/13/2032	374	397
	M&T Bank Corp.	5.053%	1/27/2034	311	312
	M&T Bank Corp.	5.400%	7/30/2035	398	401
[3]	M&T Bank Corp.	5.385%	1/16/2036	35	36
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	253
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	387	391
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	640	628
	MetLife Inc.	4.875%	11/13/2043	10	9
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	300	312
	Morgan Stanley	5.050%	1/28/2027	9	9
[3]	Morgan Stanley	3.591%	7/22/2028	110	109
	Morgan Stanley	5.123%	2/1/2029	140	143
	Morgan Stanley	5.173%	1/16/2030	20	21
	Morgan Stanley	4.654%	10/18/2030	1,170	1,183
	Morgan Stanley	5.230%	1/15/2031	300	310
	Morgan Stanley	2.484%	9/16/2036	400	348
	Morgan Stanley	5.948%	1/19/2038	40	42
[3]	Morgan Stanley	3.971%	7/22/2038	25	22
[3]	Morgan Stanley	4.457%	4/22/2039	155	146
	Morgan Stanley	3.217%	4/22/2042	120	94
	Morgan Stanley	4.300%	1/27/2045	15	13
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	250	256
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	364	369
	Nasdaq Inc.	5.350%	6/28/2028	50	52
	Nasdaq Inc.	2.500%	12/21/2040	100	71
[7]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
	National Bank of Canada	4.950%	2/1/2028	510	516
[7]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/2026	60	60
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	35	36
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	20	20
	NatWest Group plc	6.475%	6/1/2034	320	337
[7]	NatWest Markets plc	5.416%	5/17/2027	450	460
	Navient Corp.	4.875%	3/15/2028	4	4
	Navient Corp.	9.375%	7/25/2030	13	14
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	5.842%	1/18/2028	200	207
	Nomura Holdings Inc.	2.999%	1/22/2032	100	90
[3,10]	Oldenburgische Landesbank AG	8.500%	4/24/2034	100	133
[7]	Omnis Funding Trust	6.722%	5/15/2055	422	455
	OneMain Finance Corp.	3.500%	1/15/2027	26	25
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	6.500%	3/15/2033	60	60
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	490	504
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	6	6
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	10	11
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	175	186
[3]	PNC Bank NA	4.050%	7/26/2028	991	989
	PNC Financial Services Group Inc.	5.354%	12/2/2028	610	625
	PNC Financial Services Group Inc.	5.492%	5/14/2030	320	333
	PNC Financial Services Group Inc.	2.307%	4/23/2032	90	80
	PNC Financial Services Group Inc.	5.939%	8/18/2034	820	880
[3]	Prudential Financial Inc.	5.700%	12/14/2036	100	106
[3]	Prudential Financial Inc.	4.600%	5/15/2044	100	90
	Prudential Financial Inc.	6.500%	3/15/2054	40	43
[3,10]	Public Property Invest A/S	4.625%	3/12/2030	100	120
[3,10]	Public Property Invest A/S	4.375%	10/1/2032	100	118
[10]	Raiffeisen Bank International AG	2.875%	6/18/2032	400	466
[10]	Raiffeisen Bank International AG	1.375%	6/17/2033	100	112
16

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Financial Corp.	5.722%	6/6/2030	707	737
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	50	51
[7]	Rocket Cos. Inc.	6.375%	8/1/2033	70	72
[7]	Rocket Mortgage LLC	2.875%	10/15/2026	180	177
[7]	Rocket Mortgage LLC	3.875%	3/1/2031	45	42
[9]	Rothesay Life plc	3.375%	7/12/2026	200	266
[3]	Royal Bank of Canada	4.510%	10/18/2027	190	191
[3]	Royal Bank of Canada	4.522%	10/18/2028	557	562
[3]	Royal Bank of Canada	4.969%	8/2/2030	733	750
[3]	Royal Bank of Canada	4.650%	10/18/2030	250	253
[3]	Royal Bank of Canada	5.153%	2/4/2031	1,030	1,061
[7]	Ryan Specialty LLC	5.875%	8/1/2032	50	51
	Santander UK Group Holdings plc	4.320%	9/22/2029	887	885
[9]	Scottish Widows Ltd.	7.000%	6/16/2043	100	137
[7]	Shift4 Payments LLC	6.750%	8/15/2032	55	57
[7]	Sixth Street Lending Partners	6.125%	7/15/2030	280	290
[10]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	115	142
[3,10]	Societe Generale SA	1.125%	6/30/2031	100	116
[3,10]	Societe Generale SA	3.750%	5/17/2035	200	233
	State Street Corp.	4.834%	4/24/2030	690	709
	State Street Corp.	5.146%	2/28/2036	320	327
	Suci Second Investment Co.	4.375%	9/10/2027	1,915	1,916
	Synovus Financial Corp.	6.168%	11/1/2030	292	303
[3,10]	Talanx AG	2.250%	12/5/2047	100	115
	Toronto-Dominion Bank	4.783%	12/17/2029	370	378
[10]	Triodos Bank NV	4.875%	9/12/2029	300	364
	UBS AG	4.864%	1/10/2028	250	252
	UBS AG	7.500%	2/15/2028	1,844	1,985
[7]	UBS Group AG	4.253%	3/23/2028	200	200
[7]	UBS Group AG	4.151%	12/23/2029	1,410	1,407
[7]	UBS Group AG	5.617%	9/13/2030	720	752
[7]	UBS Group AG	4.398%	9/23/2031	750	748
[7]	UBS Group AG	3.091%	5/14/2032	250	231
[7]	UBS Group AG	5.580%	5/9/2036	615	640
[7]	UBS Group AG	5.010%	3/23/2037	1,515	1,508
	US Bancorp	5.775%	6/12/2029	456	475
	US Bancorp	5.384%	1/23/2030	50	52
	US Bancorp	5.083%	5/15/2031	950	976
[3]	US Bancorp	4.967%	7/22/2033	501	503
	US Bancorp	5.850%	10/21/2033	24	26
	US Bancorp	4.839%	2/1/2034	100	100
	US Bancorp	5.836%	6/12/2034	345	367
	US Bancorp	2.491%	11/3/2036	820	707
[7]	USI Inc.	7.500%	1/15/2032	30	32
[7]	UWM Holdings LLC	6.625%	2/1/2030	15	15
[3]	Wells Fargo & Co.	2.393%	6/2/2028	60	58
[3]	Wells Fargo & Co.	2.879%	10/30/2030	520	492
[3]	Wells Fargo & Co.	3.350%	3/2/2033	300	279
[3]	Wells Fargo & Co.	5.557%	7/25/2034	204	214
	Wells Fargo & Co.	6.491%	10/23/2034	271	301
	Wells Fargo & Co.	5.211%	12/3/2035	300	307
	Wells Fargo & Co.	5.605%	4/23/2036	600	630
[3]	Wells Fargo & Co.	3.068%	4/30/2041	115	89
	Wells Fargo & Co.	3.900%	5/1/2045	940	771
[3]	Wells Fargo & Co.	4.750%	12/7/2046	900	799
[3]	Wells Fargo & Co.	4.611%	4/25/2053	15	13
[7]	WEX Inc.	6.500%	3/15/2033	145	148
	Willis North America Inc.	2.950%	9/15/2029	15	14
					99,567
Health Care (2.1%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	195	200
	AbbVie Inc.	5.400%	3/15/2054	130	129
[3]	AdventHealth Obligated Group	2.795%	11/15/2051	15	9
	Amgen Inc.	4.200%	3/1/2033	200	194
	Amgen Inc.	3.150%	2/21/2040	550	433
	Amgen Inc.	5.600%	3/2/2043	145	147
	Amgen Inc.	5.650%	3/2/2053	1,095	1,093
	Amgen Inc.	5.750%	3/2/2063	300	299
[7]	Bausch + Lomb Corp.	8.375%	10/1/2028	30	31
[10]	Bayer AG	1.000%	1/12/2036	100	88
[3,10]	Bayer AG	6.625%	9/25/2083	200	250
	Becton Dickinson & Co.	4.874%	2/8/2029	80	82
	Becton Dickinson & Co.	1.957%	2/11/2031	260	229
	Becton Dickinson & Co.	4.669%	6/6/2047	300	265
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	10	7
17

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	300	249
	Cardinal Health Inc.	5.750%	11/15/2054	355	356
	Cencora Inc.	4.625%	12/15/2027	95	96
	Cencora Inc.	4.300%	12/15/2047	25	21
	Centene Corp.	2.450%	7/15/2028	10	9
	Centene Corp.	3.000%	10/15/2030	7	6
[7]	Charles River Laboratories International Inc.	3.750%	3/15/2029	30	28
	Cigna Group	2.375%	3/15/2031	360	324
	Cigna Group	5.600%	2/15/2054	1,400	1,373
[7]	Community Health Systems Inc.	10.875%	1/15/2032	116	123
[7]	Community Health Systems Inc.	9.750%	1/15/2034	80	82
	CVS Health Corp.	5.000%	1/30/2029	500	510
	CVS Health Corp.	1.750%	8/21/2030	425	373
	CVS Health Corp.	5.250%	1/30/2031	350	360
	CVS Health Corp.	1.875%	2/28/2031	300	261
	CVS Health Corp.	4.125%	4/1/2040	420	357
	CVS Health Corp.	5.875%	6/1/2053	310	304
	CVS Health Corp.	6.000%	6/1/2063	7	7
[7]	DaVita Inc.	4.625%	6/1/2030	90	86
[7]	DaVita Inc.	3.750%	2/15/2031	14	13
[7]	DaVita Inc.	6.875%	9/1/2032	100	103
[7]	DaVita Inc.	6.750%	7/15/2033	30	31
	Elevance Health Inc.	5.150%	6/15/2029	100	103
	Elevance Health Inc.	4.550%	3/1/2048	90	77
	Elevance Health Inc.	3.125%	5/15/2050	17	11
	Elevance Health Inc.	3.600%	3/15/2051	100	72
	Elevance Health Inc.	5.125%	2/15/2053	400	365
	Elevance Health Inc.	5.650%	6/15/2054	185	182
	Elevance Health Inc.	5.700%	9/15/2055	425	421
[7]	Fortrea Holdings Inc.	7.500%	7/1/2030	50	47
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	130	133
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	235	239
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	220	228
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	520	457
	HCA Inc.	5.000%	3/1/2028	75	76
	HCA Inc.	5.250%	3/1/2030	145	150
	HCA Inc.	5.450%	4/1/2031	800	832
	HCA Inc.	4.625%	3/15/2052	35	29
	Humana Inc.	5.750%	3/1/2028	200	206
[7]	IQVIA Inc.	6.250%	6/1/2032	80	82
	McKesson Corp.	4.950%	5/30/2032	1,995	2,043
[7]	Medline Borrower LP	3.875%	4/1/2029	66	64
[7]	Medline Borrower LP	6.250%	4/1/2029	10	10
[7]	Medline Borrower LP	5.250%	10/1/2029	18	18
[7]	Organon & Co.	6.750%	5/15/2034	5	5
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	300	290
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	17	16
	Quest Diagnostics Inc.	4.200%	6/30/2029	55	55
[7]	Radiology Partners Inc.	8.500%	7/15/2032	65	68
	Revvity Inc.	3.300%	9/15/2029	2	2
[7]	Star Parent Inc.	9.000%	10/1/2030	15	16
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	131
	Tenet Healthcare Corp.	4.625%	6/15/2028	30	30
	Tenet Healthcare Corp.	6.125%	10/1/2028	8	8
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	36	36
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	140	146
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	100	103
[3,10]	Thermo Fisher Scientific Inc.	1.875%	10/1/2049	100	75
	UnitedHealth Group Inc.	4.400%	6/15/2028	130	131
	UnitedHealth Group Inc.	4.650%	1/15/2031	525	532
	UnitedHealth Group Inc.	6.500%	6/15/2037	100	112
	UnitedHealth Group Inc.	4.250%	6/15/2048	410	339
	UnitedHealth Group Inc.	5.950%	6/15/2055	215	224
	UnitedHealth Group Inc.	6.050%	2/15/2063	15	16
	UnitedHealth Group Inc.	5.750%	7/15/2064	360	359
	Zoetis Inc.	4.700%	2/1/2043	107	99
					17,181
Industrials (1.7%)
[7]	Air Canada	3.875%	8/15/2026	80	79
	Allegion plc	3.500%	10/1/2029	7	7
[7]	American Airlines Inc.	7.250%	2/15/2028	40	41
[7]	American Airlines Inc.	5.750%	4/20/2029	20	20
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	17	17
18

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	48	46
[7]	Arcosa Inc.	6.875%	8/15/2032	15	16
[7]	Axon Enterprise Inc.	6.250%	3/15/2033	15	15
	Boeing Co.	2.800%	3/1/2027	500	490
	Boeing Co.	5.040%	5/1/2027	530	536
	Boeing Co.	6.298%	5/1/2029	320	340
	Boeing Co.	5.150%	5/1/2030	380	390
	Boeing Co.	3.625%	2/1/2031	326	312
	Boeing Co.	6.388%	5/1/2031	235	256
	Boeing Co.	6.528%	5/1/2034	1,040	1,151
	Boeing Co.	3.250%	2/1/2035	400	347
	Boeing Co.	5.705%	5/1/2040	50	51
	Boeing Co.	5.805%	5/1/2050	890	889
	Boeing Co.	6.858%	5/1/2054	1,145	1,306
	Boeing Co.	7.008%	5/1/2064	40	46
[7]	Bombardier Inc.	7.000%	6/1/2032	20	21
[7]	Bombardier Inc.	6.750%	6/15/2033	25	26
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	30	32
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	250	240
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	135
[7]	BWX Technologies Inc.	4.125%	6/30/2028	70	68
	Canadian Pacific Railway Co.	4.800%	8/1/2045	15	14
	Canadian Pacific Railway Co.	3.500%	5/1/2050	97	71
	Carrier Global Corp.	6.200%	3/15/2054	500	543
[3,10]	CIMIC Finance Ltd.	1.500%	5/28/2029	400	436
[5,7]	Clean Harbors Inc.	5.750%	10/15/2033	75	76
	CSX Corp.	3.800%	11/1/2046	30	24
[7]	Delta Air Lines Inc.	4.750%	10/20/2028	440	442
	Eaton Capital ULC	4.450%	5/9/2030	200	202
[7]	Enpro Inc.	6.125%	6/1/2033	65	67
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	95	111
[7]	Gates Corp.	6.875%	7/1/2029	20	21
[3,10]	Gatwick Funding Ltd.	3.875%	6/24/2035	100	117
	General Dynamics Corp.	2.850%	6/1/2041	15	11
	General Electric Co.	4.900%	1/29/2036	441	447
[3,10]	Heathrow Funding Ltd.	3.875%	1/16/2036	100	116
[7]	Herc Holdings Inc.	6.625%	6/15/2029	20	21
[7]	Herc Holdings Inc.	7.000%	6/15/2030	60	62
[7]	Herc Holdings Inc.	7.250%	6/15/2033	40	42
	Hillenbrand Inc.	6.250%	2/15/2029	70	72
	Honeywell International Inc.	4.750%	2/1/2032	130	132
	Honeywell International Inc.	5.250%	3/1/2054	60	58
	Honeywell International Inc.	5.350%	3/1/2064	30	29
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	928	956
[7]	JetBlue Airways Corp.	9.875%	9/20/2031	91	92
	L3Harris Technologies Inc.	5.250%	6/1/2031	110	115
	Lockheed Martin Corp.	4.700%	5/15/2046	15	14
	Lockheed Martin Corp.	4.300%	6/15/2062	120	97
	Lockheed Martin Corp.	5.200%	2/15/2064	105	99
[3,9]	Motability Operations Group plc	2.125%	1/18/2042	200	157
	Norfolk Southern Corp.	3.050%	5/15/2050	200	135
	Northrop Grumman Corp.	5.250%	7/15/2035	300	310
	Otis Worldwide Corp.	5.131%	9/4/2035	218	221
	RTX Corp.	4.875%	10/15/2040	150	145
	RTX Corp.	6.400%	3/15/2054	124	139
[3]	Ryder System Inc.	5.300%	3/15/2027	30	30
[7]	Siemens Funding BV	5.900%	5/28/2065	370	400
[7]	TopBuild Corp.	5.625%	1/31/2034	60	60
[7]	TransDigm Inc.	6.750%	8/15/2028	30	31
[7]	TransDigm Inc.	6.375%	3/1/2029	90	92
[7]	TransDigm Inc.	6.625%	3/1/2032	5	5
[7]	TransDigm Inc.	6.375%	5/31/2033	360	365
	Union Pacific Corp.	3.839%	3/20/2060	20	15
[7]	United Airlines Inc.	4.375%	4/15/2026	48	48
[7]	United Airlines Inc.	4.625%	4/15/2029	34	33
	United Parcel Service Inc.	6.050%	5/14/2065	200	209
[7]	WESCO Distribution Inc.	6.375%	3/15/2033	120	124
					13,883
Materials (0.9%)
[7]	Alcoa Nederland Holding BV	5.500%	12/15/2027	20	20
[7]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[7]	Alumina Pty Ltd.	6.375%	9/15/2032	250	257
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	940	951
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	830	849
[7]	Amrize Finance US LLC	5.400%	4/7/2035	340	350
19

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball Corp.	6.000%	6/15/2029	30	31
	Ball Corp.	2.875%	8/15/2030	4	4
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	29	30
[7]	Big River Steel LLC	6.625%	1/31/2029	235	235
[3]	Braskem Netherlands Finance BV	4.500%	1/31/2030	430	162
[3]	Braskem Netherlands Finance BV	5.875%	1/31/2050	200	73
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	300	297
[7]	Chemours Co.	4.625%	11/15/2029	139	126
[7]	Chemours Co.	8.000%	1/15/2033	25	25
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	25	26
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	35	36
[7]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	55	57
[7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	50	51
[7]	Crown Americas LLC	5.875%	6/1/2033	125	126
	Eastman Chemical Co.	4.500%	12/1/2028	41	41
[7]	Element Solutions Inc.	3.875%	9/1/2028	150	146
[7]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	21
	FMC Corp.	5.650%	5/18/2033	65	65
	FMC Corp.	8.450%	11/1/2055	140	148
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	200	202
[7]	Georgia-Pacific LLC	2.300%	4/30/2030	15	14
[7]	Graphic Packaging International LLC	3.750%	2/1/2030	50	47
[7]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[7]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	90	89
[7]	Kaiser Aluminum Corp.	4.500%	6/1/2031	120	113
	LYB International Finance III LLC	2.250%	10/1/2030	90	80
	LYB International Finance III LLC	3.375%	10/1/2040	15	11
[7]	Magnera Corp.	4.750%	11/15/2029	30	27
[7]	Magnera Corp.	7.250%	11/15/2031	40	38
[7]	NOVA Chemicals Corp.	9.000%	2/15/2030	52	56
[7]	Novelis Corp.	4.750%	1/30/2030	5	5
[7]	Novelis Corp.	6.875%	1/30/2030	10	10
[7]	Novelis Corp.	3.875%	8/15/2031	20	18
	Nutrien Ltd.	5.950%	11/7/2025	5	5
	Nutrien Ltd.	4.900%	6/1/2043	60	55
	Nutrien Ltd.	5.800%	3/27/2053	10	10
[7]	Olin Corp.	6.625%	4/1/2033	80	80
[7]	Olympus Water US Holding Corp.	9.750%	11/15/2028	60	63
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	30	30
[5,7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	225	225
[7]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	50	50
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	172	175
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	50	50
[7]	Qnity Electronics Inc.	5.750%	8/15/2032	45	45
[7]	Qnity Electronics Inc.	6.250%	8/15/2033	30	31
[7]	Quikrete Holdings Inc.	6.375%	3/1/2032	80	83
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	105	109
[7]	Sealed Air Corp.	6.125%	2/1/2028	6	6
[7]	Sealed Air Corp.	5.000%	4/15/2029	10	10
[7]	Sealed Air Corp.	6.500%	7/15/2032	140	145
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	215	217
	Sherwin-Williams Co.	2.950%	8/15/2029	15	14
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	210	217
[7]	SNF Group SACA	3.125%	3/15/2027	75	73
[7]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	50	50
	Suzano Netherlands BV	5.500%	1/15/2036	330	330
[7]	Trivium Packaging Finance BV	8.250%	7/15/2030	50	53
[7]	Trivium Packaging Finance BV	12.250%	1/15/2031	70	76
[7]	Tronox Inc.	9.125%	9/30/2030	20	20
	Vale Overseas Ltd.	3.750%	7/8/2030	300	289
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	90	84
	WRKCo Inc.	4.000%	3/15/2028	50	50
					7,578
Real Estate (0.6%)
	American Homes 4 Rent LP	4.950%	6/15/2030	750	763
	Brandywine Operating Partnership LP	8.875%	4/12/2029	170	185
[5]	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	25
	COPT Defense Properties LP	2.250%	3/15/2026	10	10
[5]	COPT Defense Properties LP	4.500%	10/15/2030	61	61
	Crown Castle Inc.	4.900%	9/1/2029	400	406
	Crown Castle Inc.	3.300%	7/1/2030	740	701
[5,7]	EF Holdco	7.375%	9/30/2030	55	55
	ERP Operating LP	4.500%	7/1/2044	25	22
	Essex Portfolio LP	5.500%	4/1/2034	40	42
20

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	5.375%	4/1/2035	281	290
	Extra Space Storage LP	5.700%	4/1/2028	70	72
	Extra Space Storage LP	5.500%	7/1/2030	181	189
	Extra Space Storage LP	5.900%	1/15/2031	5	5
	Extra Space Storage LP	4.950%	1/15/2033	353	355
	Healthpeak OP LLC	5.250%	12/15/2032	15	15
	Highwoods Realty LP	2.600%	2/1/2031	138	122
	Highwoods Realty LP	7.650%	2/1/2034	71	81
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	10
	Hudson Pacific Properties LP	5.950%	2/15/2028	25	25
	Kilroy Realty LP	4.750%	12/15/2028	23	23
	Kimco Realty OP LLC	4.250%	4/1/2045	10	8
	Mid-America Apartments LP	5.000%	3/15/2034	90	91
	MPT Operating Partnership LP	3.500%	3/15/2031	5	4
[7]	MPT Operating Partnership LP	8.500%	2/15/2032	260	277
	NNN REIT Inc.	5.600%	10/15/2033	15	16
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	152	146
[7]	Park Intermediate Holdings LLC	7.000%	2/1/2030	10	10
[10]	Prologis Euro Finance LLC	3.875%	9/22/2037	100	117
	Public Storage Operating Co.	5.350%	8/1/2053	10	10
	Realty Income Corp.	5.125%	2/15/2034	200	205
	Realty Income Corp.	5.375%	9/1/2054	10	10
	Regency Centers LP	5.250%	1/15/2034	200	205
[7]	RHP Hotel Properties LP	6.500%	6/15/2033	45	46
	Sabra Health Care LP	3.900%	10/15/2029	8	8
	Sabra Health Care LP	3.200%	12/1/2031	15	14
[7]	Service Properties Trust	0.000%	9/30/2027	30	26
	Service Properties Trust	5.500%	12/15/2027	20	20
	Service Properties Trust	8.375%	6/15/2029	27	27
[7]	Starwood Property Trust Inc.	6.000%	4/15/2030	30	30
[7]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	57
	Weyerhaeuser Co.	6.950%	10/1/2027	20	21
[7]	XHR LP	4.875%	6/1/2029	10	10
[7]	XHR LP	6.625%	5/15/2030	10	10
					4,825
Technology (2.8%)
[7]	Amkor Technology Inc.	5.875%	10/1/2033	30	30
[7]	Bidvest Group UK plc	6.200%	9/17/2032	300	302
[7]	Boost Newco Borrower LLC	7.500%	1/15/2031	48	51
	Broadcom Inc.	3.150%	11/15/2025	40	40
	Broadcom Inc.	4.600%	7/15/2030	1,501	1,523
	Broadcom Inc.	4.150%	11/15/2030	10	10
	Broadcom Inc.	4.900%	7/15/2032	715	731
[7]	Broadcom Inc.	2.600%	2/15/2033	320	281
[7]	Broadcom Inc.	4.926%	5/15/2037	30	30
	CDW LLC	5.100%	3/1/2030	50	51
[7]	Central Parent Inc.	7.250%	6/15/2029	36	31
[7]	Central Parent LLC	8.000%	6/15/2029	4	4
	Cisco Systems Inc.	5.350%	2/26/2064	300	295
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	77	78
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	11	11
[7]	Cloud Software Group Inc.	8.250%	6/30/2032	38	40
	Dell International LLC	4.900%	10/1/2026	15	15
	Dell International LLC	4.750%	4/1/2028	390	396
	Dell International LLC	5.300%	10/1/2029	90	93
	Dell International LLC	4.350%	2/1/2030	1,290	1,287
[5]	Dell International LLC	4.750%	10/6/2032	600	597
	Dell International LLC	8.350%	7/15/2046	5	6
[7]	Ellucian Holdings Inc.	6.500%	12/1/2029	25	25
[7]	Fair Isaac Corp.	6.000%	5/15/2033	90	91
	Fiserv Inc.	4.400%	7/1/2049	310	256
[7]	Foundry JV Holdco LLC	6.150%	1/25/2032	900	962
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	200	211
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	450	478
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	880	941
[7]	Gen Digital Inc.	6.250%	4/1/2033	55	56
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	994	992
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	788	791
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	31	31
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	496	493
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	40	40
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	122	121
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	400	421
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	570	545
	HP Inc.	4.000%	4/15/2029	320	316
21

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HP Inc.	3.400%	6/17/2030	70	67
	HP Inc.	5.500%	1/15/2033	280	290
	Intel Corp.	3.150%	5/11/2027	400	394
	Intel Corp.	4.875%	2/10/2028	300	305
	Intel Corp.	1.600%	8/12/2028	570	531
	Intel Corp.	2.450%	11/15/2029	918	852
	Intel Corp.	2.000%	8/12/2031	72	63
	Intel Corp.	5.200%	2/10/2033	688	704
	Intel Corp.	4.100%	5/19/2046	30	24
	Intel Corp.	3.734%	12/8/2047	242	178
	Intel Corp.	3.050%	8/12/2051	444	281
	Intel Corp.	5.700%	2/10/2053	148	143
	Intel Corp.	5.600%	2/21/2054	778	748
	Intel Corp.	3.100%	2/15/2060	140	83
	Intel Corp.	5.050%	8/5/2062	640	549
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	35	36
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	65	67
[7]	McAfee Corp.	7.375%	2/15/2030	114	106
	Motorola Solutions Inc.	5.200%	8/15/2032	490	505
	Oracle Corp.	4.800%	8/3/2028	380	386
	Oracle Corp.	3.250%	5/15/2030	10	10
	Oracle Corp.	4.450%	9/26/2030	1,189	1,189
	Oracle Corp.	4.800%	9/26/2032	328	328
	Oracle Corp.	5.875%	9/26/2045	235	236
	Oracle Corp.	4.000%	11/15/2047	40	31
	Oracle Corp.	3.850%	4/1/2060	19	13
	Oracle Corp.	5.500%	9/27/2064	244	223
	Paychex Inc.	5.350%	4/15/2032	120	125
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	15	15
[7]	Science Applications International Corp.	5.875%	11/1/2033	25	25
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	60	60
	Synopsys Inc.	4.650%	4/1/2028	420	425
	Synopsys Inc.	5.150%	4/1/2035	170	173
	Synopsys Inc.	5.700%	4/1/2055	440	444
	Texas Instruments Inc.	5.150%	2/8/2054	100	97
[7]	UKG Inc.	6.875%	2/1/2031	100	103
	Verisk Analytics Inc.	5.250%	3/15/2035	500	509
	VMware LLC	2.200%	8/15/2031	10	9
	Western Digital Corp.	4.750%	2/15/2026	37	37
	Workday Inc.	3.700%	4/1/2029	25	25
	Workday Inc.	3.800%	4/1/2032	100	96
	X Corp.	9.500%	10/26/2029	300	301
					23,458
Utilities (2.9%)
	AEP Texas Inc.	5.450%	5/15/2029	70	73
	AEP Texas Inc.	5.850%	10/15/2055	360	359
	AEP Transmission Co. LLC	5.375%	6/15/2035	100	103
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	10	8
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	271
[3]	Appalachian Power Co.	4.500%	3/1/2049	500	418
	Atmos Energy Corp.	6.200%	11/15/2053	15	16
	Atmos Energy Corp.	5.000%	12/15/2054	230	214
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	25	22
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	10	8
[7]	Calpine Corp.	4.500%	2/15/2028	45	45
[7]	Calpine Corp.	4.625%	2/1/2029	170	168
[7]	Clearway Energy Operating LLC	4.750%	3/15/2028	15	15
[7]	Colbun SA	5.375%	9/11/2035	310	310
	Commonwealth Edison Co.	5.300%	2/1/2053	60	58
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	10	10
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	90	80
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	15	16
	Consumers Energy Co.	4.625%	5/15/2033	300	300
[3]	Dominion Energy Inc.	3.375%	4/1/2030	400	384
[3]	Dominion Energy Inc.	2.250%	8/15/2031	575	509
[3]	Dominion Energy Inc.	4.350%	8/15/2032	300	294
	Dominion Energy Inc.	5.375%	11/15/2032	575	598
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	267	271
	DTE Electric Co.	5.850%	5/15/2055	450	473
	Duke Energy Carolinas LLC	3.750%	6/1/2045	60	48
	Duke Energy Carolinas LLC	3.700%	12/1/2047	30	23
	Duke Energy Corp.	4.300%	3/15/2028	50	50
	Duke Energy Corp.	4.850%	1/5/2029	200	204
	Duke Energy Corp.	4.500%	8/15/2032	700	696
22

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.450%	6/15/2034	740	770
	Duke Energy Corp.	5.000%	8/15/2052	300	270
	Edison International	5.250%	3/15/2032	30	30
[3,10]	Enel Finance International NV	4.500%	2/20/2043	100	119
[7]	Energuate Trust 2 0	6.350%	9/15/2035	390	393
[3,9]	Engie SA	5.750%	10/28/2050	100	121
	Entergy Arkansas LLC	3.350%	6/15/2052	90	62
	Entergy Mississippi LLC	5.800%	4/15/2055	300	307
	Entergy Texas Inc.	5.000%	9/15/2052	25	23
	Exelon Corp.	5.300%	3/15/2033	400	415
	Exelon Corp.	4.100%	3/15/2052	130	102
	Exelon Corp.	5.600%	3/15/2053	230	225
	Exelon Corp.	5.875%	3/15/2055	570	581
[3]	FirstEnergy Corp.	4.850%	7/15/2047	500	443
[3]	FirstEnergy Corp.	3.400%	3/1/2050	200	139
[7]	FirstEnergy Transmission LLC	2.866%	9/15/2028	15	14
	FirstEnergy Transmission LLC	4.550%	1/15/2030	5	5
[7]	FirstEnergy Transmission LLC	4.750%	1/15/2033	179	179
[7]	FirstEnergy Transmission LLC	4.550%	4/1/2049	15	13
	Georgia Power Co.	4.950%	5/17/2033	325	332
	Georgia Power Co.	5.250%	3/15/2034	400	413
	Georgia Power Co.	5.125%	5/15/2052	315	301
[7]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	55	55
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	500	381
	Indiana Michigan Power Co.	3.250%	5/1/2051	400	269
[7]	Jersey Central Power & Light Co.	4.150%	1/15/2029	60	60
[7]	Jersey Central Power & Light Co.	5.150%	1/15/2036	390	394
[7]	Kallpa Generacion SA	5.500%	9/11/2035	360	362
	MidAmerican Energy Co.	5.850%	9/15/2054	600	631
	MidAmerican Energy Co.	5.300%	2/1/2055	160	156
	National Grid plc	5.602%	6/12/2028	900	931
	National Grid plc	5.809%	6/12/2033	220	234
	National Grid plc	5.418%	1/11/2034	300	311
	Nevada Power Co.	6.250%	5/15/2055	120	122
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	980	991
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	360	374
	NiSource Inc.	5.200%	7/1/2029	175	181
	NiSource Inc.	5.350%	4/1/2034	406	418
	NiSource Inc.	4.375%	5/15/2047	100	84
	NiSource Inc.	5.850%	4/1/2055	440	447
[7]	NRG Energy Inc.	5.750%	7/15/2029	30	30
[5,7]	NRG Energy Inc.	5.750%	1/15/2034	100	100
[7]	NRG Energy Inc.	6.250%	11/1/2034	20	21
[5,7]	NRG Energy Inc.	6.000%	1/15/2036	130	130
	Pacific Gas & Electric Co.	3.150%	1/1/2026	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/2029	90	93
	Pacific Gas & Electric Co.	2.500%	2/1/2031	15	13
	Pacific Gas & Electric Co.	6.150%	1/15/2033	10	11
	Pacific Gas & Electric Co.	6.950%	3/15/2034	10	11
	Pacific Gas & Electric Co.	4.500%	7/1/2040	150	130
	Pacific Gas & Electric Co.	3.300%	8/1/2040	15	11
	Pacific Gas & Electric Co.	4.750%	2/15/2044	20	17
[7]	Pattern Energy Operations LP	4.500%	8/15/2028	8	8
	Pinnacle West Capital Corp.	4.900%	5/15/2028	160	163
	PPL Electric Utilities Corp.	5.250%	5/15/2053	425	415
[7]	PSEG Power LLC	5.200%	5/15/2030	645	662
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	210	217
	Sempra	6.625%	4/1/2055	337	343
	Southern California Edison Co.	4.875%	2/1/2027	300	302
	Southern California Edison Co.	5.150%	6/1/2029	500	509
	Southern California Edison Co.	5.450%	6/1/2031	140	144
[3]	Southern California Gas Co.	3.950%	2/15/2050	90	70
	Southern Co.	5.700%	10/15/2032	10	11
	Southern Co.	5.700%	3/15/2034	350	370
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	70
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	700	718
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	130
[3]	Southern Power Co.	4.250%	10/1/2030	160	159
[3]	Southern Power Co.	4.900%	10/1/2035	230	227
[3,9]	SW Finance I plc	6.640%	3/31/2026	120	161
[9]	SW Finance I plc	7.750%	10/31/2031	200	281
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	290	297
[3,9]	United Utilities Water Finance plc	5.250%	1/22/2046	100	115
[10]	Veolia Environnement SA	1.625%	Perpetual	100	116
	Virginia Electric & Power Co.	5.000%	4/1/2033	150	153
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	75	65
23

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.700%	8/15/2053	50	50
[7]	Vistra Operations Co. LLC	5.000%	7/31/2027	64	64
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	135	139
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	25	26
[3,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	127
[3,9]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	169
					24,575
Total Corporate Bonds (Cost $263,612)					268,049
Floating Rate Loan Interests (0.4%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.575%	5/28/2032	70	70
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	15	15
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	55	54
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.913%	2/15/2029	209	209
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	250	249
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	225	226
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	25	25
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.913%	1/28/2032	280	279
[6]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.250%	7.483%	8/16/2032	152	153
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	39	39
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Delayed Draw Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	1	1
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	244	240
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.316%	4/23/2031	16	16
[6]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	35	35
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.650%	7/1/2031	5	5
[6]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	340	340
[6]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	6.913%	3/8/2032	55	55
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.223%	3/1/2029	209	199
[6]	OPAL US LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/2032	280	281
[6]	Orion US Finco Inc. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/2032	135	136
[6]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	40	40
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	104	104
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	130	131
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.816%	7/31/2031	119	119
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 3.000%	7.197%	4/30/2030	40	40
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	40	41
Total Floating Rate Loan Interests (Cost $3,106)					3,102
Sovereign Bonds (14.9%)
[10]	Adif Alta Velocidad	3.125%	1/31/2030	900	1,066
[10]	Adif Alta Velocidad	3.625%	4/30/2035	1,100	1,296
[3,10]	Arab Republic of Egypt	4.750%	4/16/2026	428	503
[3]	Arab Republic of Egypt	8.500%	1/31/2047	200	176
[3]	Arab Republic of Egypt	8.700%	3/1/2049	200	178
[3]	Argentine Republic	0.750%	7/9/2030	1,512	1,021
[3]	Argentine Republic	4.125%	7/9/2035	515	269
[3]	Argentine Republic	3.500%	7/9/2041	515	250
[3]	Argentine Republic	4.125%	7/9/2046	888	464
[3,7]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	300	306
[3,7]	Benin Government Bond	8.375%	1/23/2041	200	210
[3]	Bermuda	3.717%	1/25/2027	540	534
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	595	627
[3,5,7]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,199	4,202
[10]	Cassa Depositi e Prestiti SpA	3.250%	6/17/2033	800	927
[10]	City of Madrid Spain	3.360%	10/31/2035	2,280	2,646
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	133
[3,7,11]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	620	649
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,310	1,293
[3]	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	1,000	949
[3,7]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	400	419
[3,7]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	455	487
[3,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	210	213
[3]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	360	365
[3]	Dominican Republic	5.950%	1/25/2027	2,594	2,639
[3]	Dominican Republic	6.000%	7/19/2028	1,000	1,032
[3]	Dominican Republic	5.500%	2/22/2029	1,694	1,728
24

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Dominican Republic	4.500%	1/30/2030	353	346
[3]	Dominican Republic	7.050%	2/3/2031	1,350	1,455
[3]	Dominican Republic	4.875%	9/23/2032	1,090	1,044
[3,7]	Dominican Republic	6.950%	3/15/2037	277	296
	Ecopetrol SA	8.625%	1/19/2029	200	217
	Ecopetrol SA	4.625%	11/2/2031	214	192
	Ecopetrol SA	7.750%	2/1/2032	2,060	2,130
[3,5,7]	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	200	200
[3,10]	European Union	0.300%	11/4/2050	1,548	816
[3,10]	European Union	0.700%	7/6/2051	2,209	1,272
	Federative Republic of Brazil	5.500%	11/6/2030	839	856
	Federative Republic of Brazil	6.625%	3/15/2035	800	832
	Federative Republic of Brazil	7.250%	1/12/2056	925	938
[3,7,10]	French Republic	1.250%	5/25/2034	300	297
[3]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	430	449
[7,10]	Hellenic Republic	3.375%	6/15/2034	951	1,125
[7,10]	Hellenic Republic	3.625%	6/15/2035	680	813
[7,10]	Hellenic Republic	4.375%	7/18/2038	403	507
[10]	Hellenic Republic	4.200%	1/30/2042	213	260
[7,10]	Hellenic Republic	4.125%	6/15/2054	472	540
[3]	Inter-American Development Bank	4.375%	7/16/2035	2,101	2,128
[3,10]	Ivory Coast Government Bond	5.875%	10/17/2031	290	338
[3]	Ivory Coast Government Bond	6.125%	6/15/2033	350	337
[3,12]	Japan	0.400%	3/20/2050	231,100	885
[3,12]	Japan	1.200%	6/20/2053	35,350	157
[3,12]	Japan	2.200%	6/20/2054	35,350	199
[3,12]	Japan	2.400%	3/20/2055	160,700	945
[10]	Junta de Andalucia	3.250%	10/31/2033	200	236
[3]	Kingdom of Belgium	4.875%	6/10/2055	388	356
[3]	Kingdom of Saudi Arabia	5.125%	1/13/2028	422	431
[3,7]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	265	264
[3,7]	KSA Sukuk Ltd.	4.303%	1/19/2029	400	400
[3,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	520	538
[3,10,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	309	391
[10,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	200	243
[3]	OCP SA	4.500%	10/22/2025	400	400
[3,7]	OCP SA	6.100%	4/30/2030	273	286
[3]	Oman Government Bond	4.750%	6/15/2026	1,142	1,143
[3,10]	OMERS Finance Trust	3.250%	1/28/2035	874	1,017
[3,10]	Ontario Teachers' Finance Trust	2.850%	12/4/2031	1,800	2,106
[3]	Paraguay Government Bond	4.700%	3/27/2027	1,386	1,396
[3,7]	Paraguay Government Bond	6.650%	3/4/2055	408	435
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	400	411
	Petroleos Mexicanos	4.500%	1/23/2026	756	752
	Petroleos Mexicanos	6.875%	8/4/2026	355	359
	Petroleos Mexicanos	6.490%	1/23/2027	520	527
	Petroleos Mexicanos	6.500%	3/13/2027	1,405	1,419
	Petroleos Mexicanos	6.500%	1/23/2029	630	641
	Petroleos Mexicanos	8.750%	6/2/2029	534	576
	Petroleos Mexicanos	6.625%	6/15/2038	10	9
	Petroleos Mexicanos	6.375%	1/23/2045	340	276
[3]	Petroliam Nasional Bhd.	7.625%	10/15/2026	400	413
[3,7,10]	Portuguese Republic	2.875%	10/14/2033	2,333	2,728
[3,7,10]	Portuguese Republic	3.625%	6/12/2054	1,139	1,261
[5,10]	Province of British Columbia	3.900%	10/10/2045	1,061	1,245
[10]	Province of Quebec	3.250%	5/22/2035	1,344	1,571
[10]	Province of Saskatchewan	3.250%	9/24/2035	1,953	2,284
[10]	Queensland Treasury Corp.	3.250%	5/21/2035	1,180	1,379
[7,10]	Republic of Albania	4.750%	2/14/2035	475	561
[3,10]	Republic of Bulgaria	3.500%	5/7/2034	497	586
[3,10]	Republic of Bulgaria	4.125%	5/7/2038	885	1,041
[3,10]	Republic of Bulgaria	4.125%	7/18/2045	841	951
[3]	Republic of Chile	2.750%	1/31/2027	2,400	2,357
[3]	Republic of Chile	3.240%	2/6/2028	2,000	1,963
[3,10]	Republic of Chile	3.750%	1/14/2032	75	90
[3]	Republic of Colombia	8.500%	4/25/2035	750	831
[3]	Republic of Colombia	8.750%	11/14/2053	280	308
[3]	Republic of Colombia	8.375%	11/7/2054	300	318
	Republic of Costa Rica	6.125%	2/19/2031	282	294
	Republic of Costa Rica	7.158%	3/12/2045	400	433
[3]	Republic of Ecuador	0.000%	7/31/2030	120	92
[3,7]	Republic of El Salvador	9.650%	11/21/2054	170	184
[3]	Republic of El Salvador	9.650%	11/21/2054	350	378
[3]	Republic of Ghana	0.000%	7/3/2026	60	58
[3]	Republic of Ghana	5.000%	7/3/2029	255	248
[3]	Republic of Guatemala	4.875%	2/13/2028	465	466
25

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Guatemala	5.250%	8/10/2029	200	202
[3]	Republic of Guatemala	4.900%	6/1/2030	2,000	1,989
[3]	Republic of Hungary	6.250%	9/22/2032	745	799
[3,7]	Republic of Hungary	6.750%	9/23/2055	1,995	2,114
[10]	Republic of Iceland	2.625%	5/27/2030	1,429	1,671
[3,7,10]	Republic of Italy	3.250%	11/15/2032	2,485	2,933
[3,7]	Republic of Latvia	5.125%	7/30/2034	1,500	1,539
[3,10]	Republic of Lithuania	3.625%	3/10/2036	1,317	1,533
[3]	Republic of Namibia	5.250%	10/29/2025	467	466
[3]	Republic of Paraguay	5.000%	4/15/2026	711	712
	Republic of Peru	2.844%	6/20/2030	845	793
[3]	Republic of Peru	2.783%	1/23/2031	1,174	1,084
[3]	Republic of Poland	4.875%	2/12/2030	301	310
[3,7]	Republic of Romania	5.750%	9/16/2030	300	305
[3,10]	Republic of Romania	2.124%	7/16/2031	20	20
[3]	Republic of Senegal	6.250%	5/23/2033	600	434
[3]	Republic of South Africa	4.875%	4/14/2026	200	200
[3]	Republic of South Africa	4.850%	9/30/2029	550	543
[3,7]	Republic of South Africa	7.950%	11/19/2054	265	269
[3]	Republic of South Africa	7.950%	11/19/2054	300	305
[7]	Republic of Sri Lanka	4.000%	4/15/2028	23	22
[3,7]	Republic of Sri Lanka	3.100%	1/15/2030	32	30
[7]	Republic of Sri Lanka	3.600%	6/15/2035	30	21
[3]	Republic of Sri Lanka	3.600%	6/15/2035	17	12
	Republic of the Philippines	5.170%	10/13/2027	200	204
	Republic of the Philippines	5.250%	5/14/2034	200	209
[3]	Republic of Turkiye	8.600%	9/24/2027	200	213
[3]	Republic of Turkiye	5.125%	2/17/2028	510	509
[3]	Republic of Turkiye	9.375%	3/14/2029	400	446
[3,10]	Republic of Turkiye	5.200%	8/17/2031	1,097	1,303
[3]	Republic of Turkiye	7.125%	2/12/2032	517	534
[3]	Republic of Turkiye	5.750%	5/11/2047	200	159
[3]	Republic of Zambia	5.750%	6/30/2033	446	427
[3]	Saudi Arabian Oil Co.	1.625%	11/24/2025	200	199
[3,10]	Serbia International Bond	3.125%	5/15/2027	330	387
[3,10]	Serbia International Bond	1.000%	9/23/2028	800	873
[3,7]	Serbia International Bond	2.125%	12/1/2030	703	613
[10]	Slovakia Government Bond	3.750%	2/27/2040	1,655	1,900
[3,14]	Southern Gas Corridor CJSC	6.875%	3/24/2026	1,260	1,273
[3,10]	State of Israel	5.000%	10/30/2026	650	782
[3]	State of Israel	5.375%	2/19/2030	400	412
[3]	State of Israel	5.750%	3/12/2054	200	189
[10]	Treasury Corp. of Victoria	3.625%	9/29/2040	1,866	2,187
[7]	Ukraine Government Bond	0.000%	2/1/2030	3	1
[7]	Ukraine Government Bond	0.000%	2/1/2034	10	4
[3]	Ukraine Government Bond	0.000%	2/1/2034	41	17
[7]	Ukraine Government Bond	4.500%	2/1/2034	12	7
[7]	Ukraine Government Bond	0.000%	2/1/2035	9	4
[3]	Ukraine Government Bond	0.000%	2/1/2035	200	97
[3,7]	Ukraine Government Bond	4.500%	2/1/2035	317	175
[7]	Ukraine Government Bond	0.000%	2/1/2036	7	3
[3]	Ukraine Government Bond	0.000%	2/1/2036	365	178
[3,7]	Ukraine Government Bond	4.500%	2/1/2036	305	165
[9]	United Kingdom	4.375%	7/31/2054	1,598	1,796
[9]	United Kingdom	5.375%	1/31/2056	187	246
	United Mexican States	4.150%	3/28/2027	200	199
[3]	United Mexican States	2.659%	5/24/2031	300	268
[3]	United Mexican States	4.750%	4/27/2032	830	813
[3]	United Mexican States	5.850%	7/2/2032	2,622	2,713
[3]	United Mexican States	5.375%	3/22/2033	1,913	1,912
[3]	United Mexican States	4.875%	5/19/2033	182	176
[3]	United Mexican States	6.875%	5/13/2037	1,532	1,655
[10]	United Mexican States	5.125%	3/19/2038	1,323	1,579
[3,7]	Uzbekneftegaz JSC	8.750%	5/7/2030	1,430	1,530
Total Sovereign Bonds (Cost $122,416)					125,471
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $426)	6.574%	7/1/2045	415	442
26

Core-Plus Bond ETF
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.5%)
[15]	Vanguard Market Liquidity Fund		4.180%		45,290	4,529
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill		3.765%	9/3/2026	1,520	1,470
Total Temporary Cash Investments (Cost $5,997)						5,999
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Put Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	575	$96.63	138,898	72
	2-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	77	96.69	18,612	19
						91
		Counterparty	Expiration Date
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	12/31/2025	HKD 7.800	3,700	2
	USD	JPMC	12/31/2025	HKD 7.800	1,100	1
						3
Put Options
	EUR	BARC	1/14/2026	USD 1.140	1,565	6
				Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	11,800	29
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	5,500	43
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.515% Annually	BANA	9/3/2027	3.515%	8,000	171
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	1,500	—
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	1,400	9
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	WFB	3/25/2026	3.800%	700	19
						271
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.515% Annually	BANA	9/3/2027	3.515%	8,000	175
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	1,500	—
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	3,000	—
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/2026	4.300%	2,200	32
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/2026	4.440%	1,000	7
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	2,800	14
						228
Total Options Purchased (Cost $741)						599
Total Investments (99.1%) (Cost $822,653)						834,042
27

Core-Plus Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.3%)
[3,4,5]	UMBS Pool	5.000%	7/1/2040–10/25/2055	(18,238)	(18,034)
[3,4,5]	UMBS Pool	5.500%	4/1/2040–10/25/2055	(9,872)	(9,892)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $28,253)					(27,926)
Other Assets and Liabilities—Net (4.2%)					35,109
Net Assets (100%)					841,225
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $2,176 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,595 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $119,576, representing 14.2% of net assets.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in British pounds.
10	Face amount denominated in euro.
11	Guaranteed by the Republic of El Salvador.
12	Face amount denominated in Japanese yen.
13	Guaranteed by the Republic of Hungary.
14	Guaranteed by the Republic of Azerbaijan.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
EUR—euro.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Put Options
1-Year Mid-Curve on 3-Month SOFR Futures Contracts	12/12/2025	77	$ 96.75	18,624	(16)

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	1,565	(7)

28

Core-Plus Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	17,700	(8)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.200% Annually	BANA	9/3/2027	3.200%	9,400	(79)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	5,500	(12)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.920% Annually	BANA	9/3/2027	3.920%	2,200	(93)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	WFB	3/25/2026	3.450%	700	(8)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	WFB	3/25/2026	3.600%	700	(11)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	1,400	(41)
					(252)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.200% Annually	BANA	9/3/2027	3.200%	9,400	(95)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.920% Annually	BANA	9/3/2027	3.920%	2,200	(79)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	3,000	(4)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/2026	3.940%	500	(15)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	2,800	(1)
					(194)
					(446)
Total Options Written (Premiums Received $515)					(469)
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
DBAG—Deutsche Bank AG.
EUR—euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
USD—U.S. dollar.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	260	54,184	—
5-Year U.S. Treasury Note	December 2025	16	1,747	2
10-Year U.S. Treasury Note	December 2025	36	4,050	—
AUD 10-Year Treasury Bond	December 2025	17	1,275	(8)
Euro-Schatz	December 2025	29	3,642	(6)
Long U.S. Treasury Bond	December 2025	85	9,911	(31)
Ultra 10-Year U.S. Treasury Note	December 2025	43	4,948	3
Ultra Long U.S. Treasury Bond	December 2025	36	4,322	(6)
				(46)

Short Futures Contracts
10-Year Government of Canada Bond	December 2025	(22)	(1,936)	(44)
10-Year Japanese Government Bond	December 2025	(5)	(4,591)	46
Euro-Bobl	December 2025	(55)	(7,607)	8
Euro-Bund	December 2025	(164)	(24,755)	(77)
Euro-Buxl	December 2025	(88)	(11,828)	(187)
Euro-OAT	December 2025	(18)	(2,564)	(7)
Long Gilt	December 2025	(12)	(1,466)	(14)
Mini 10-Year Japanese Government Bond	December 2025	(22)	(2,020)	20
				(255)
				(301)

29

Core-Plus Bond ETF
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	COP	47,856	USD	12	—	—
UBS AG	12/17/2025	EUR	605	USD	715	—	(2)
Toronto-Dominion Bank	12/17/2025	EUR	357	USD	422	—	(1)
State Street Bank & Trust Co.	12/17/2025	EUR	131	USD	155	—	—
State Street Bank & Trust Co.	12/17/2025	EUR	90	USD	105	—	—
State Street Bank & Trust Co.	12/17/2025	GBP	2,168	USD	2,940	—	(25)
Bank of America, N.A.	12/17/2025	GBP	988	USD	1,337	—	(8)
Wells Fargo Bank N.A.	12/17/2025	GBP	973	USD	1,317	—	(7)
State Street Bank & Trust Co.	12/17/2025	JPY	201,038	USD	1,377	—	(7)
Toronto-Dominion Bank	12/17/2025	JPY	7,115	USD	49	—	—
Toronto-Dominion Bank	12/17/2025	USD	9	AUD	13	—	—
State Street Bank & Trust Co.	12/17/2025	USD	4	AUD	6	—	—
BNP Paribas	12/17/2025	USD	4	AUD	6	—	—
Toronto-Dominion Bank	12/17/2025	USD	6	CAD	9	—	—
Bank of America, N.A.	12/17/2025	USD	57	CZK	1,188	—	—
Bank of America, N.A.	12/17/2025	EUR	35	CZK	859	—	—
Morgan Stanley Capital Services LLC	12/17/2025	USD	12	CZK	252	—	—
Citibank, N.A.	12/17/2025	USD	2	CZK	38	—	—
State Street Bank & Trust Co.	12/17/2025	USD	46,894	EUR	39,704	71	—
State Street Bank & Trust Co.	12/17/2025	USD	5,234	EUR	4,457	—	(21)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,342	EUR	2,824	11	—
UBS AG	12/17/2025	USD	336	EUR	285	—	—
Toronto-Dominion Bank	12/17/2025	USD	251	EUR	213	—	—
Royal Bank of Canada	12/17/2025	USD	1	EUR	1	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	10,982	GBP	8,096	93	—
State Street Bank & Trust Co.	12/17/2025	USD	64	GBP	47	—	—
Bank of America, N.A.	12/17/2025	USD	1,923	HUF	647,680	—	(18)
Toronto-Dominion Bank	12/17/2025	USD	2,410	JPY	350,691	20	—
State Street Bank & Trust Co.	10/2/2025	USD	1,185	JPY	175,267	—	—
Toronto-Dominion Bank	12/17/2025	USD	1,179	JPY	173,163	—	(1)
Royal Bank of Canada	12/17/2025	USD	23	JPY	3,415	—	—
Barclays Bank plc	12/17/2025	USD	83	MXN	1,571	—	(2)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	155	PLN	561	1	—
State Street Bank & Trust Co.	12/17/2025	USD	67	ZAR	1,173	—	(1)
						196	(93)

AUD—Australian dollar.
CAD—Canadian dollar.
COP—Colombian peso.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.
30

Core-Plus Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Argentine Republic	12/20/2030	USD	105	5.000	(34)	2
Republic of Turkiye	12/20/2030	USD	2,558	1.000	(178)	2
						4

Credit Protection Purchased
United Mexican States	12/20/2030	USD	1,475	1.000	(6)	(3)
						1
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa2	12/20/2030	JPMC	100[2]	5.000	18	18	—	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	400[2]	(1.000)	(8)	(8)	—	—
					10	10	—	—
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $71 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/11/2026	N/A	9,500[1]	3.812[2]	(4.240)[3]	1	2
6/12/2027	N/A	846,600[4]	0.477[5]	(0.945)[2]	(11)	(11)
6/16/2027	N/A	847,580[4]	0.477[5]	(0.906)[2]	(7)	(7)
8/11/2027	N/A	5,000[1]	4.240[3]	(3.472)[2]	1	1
9/15/2027	N/A	2,200[1]	4.240[3]	(3.260)[2]	7	7
6/18/2028	6/18/2027[6]	11,880[1]	3.458[2]	(0.000)[3]	30	30
12/20/2028	12/17/2025[6]	3,297[7]	2.457[8]	(0.000)[9]	4	4
12/20/2028	12/17/2025[6]	3,297[7]	2.509[8]	(0.000)[9]	8	7
9/9/2029	9/9/2027[6]	1,100[1]	3.105[2]	(0.000)[3]	(4)	(4)
9/10/2029	9/10/2027[6]	3,900[1]	3.072[2]	(0.000)[3]	(16)	(16)
9/22/2029	9/22/2027[6]	4,700[1]	3.221[2]	(0.000)[3]	(7)	(7)
6/18/2030	N/A	4,600,000[10]	2.482[11]	(2.570)[12]	(21)	(22)
6/18/2030	N/A	3,000,000[10]	2.382[11]	(2.570)[12]	(24)	(24)
9/18/2030	N/A	84,185[13]	3.589[2]	(3.470)[14]	(61)	(59)
12/18/2030	12/17/2025[6]	3,366[15]	2.131[2]	(0.000)[16]	(11)	(11)
6/18/2031	6/18/2026[6]	3,300[1]	0.000[3]	(3.625)[2]	(38)	(38)
9/9/2032	9/9/2027[6]	900[1]	0.000[3]	(3.411)[2]	4	4
9/10/2032	9/10/2027[6]	3,300[1]	0.000[3]	(3.349)[2]	25	25
9/22/2032	9/22/2027[6]	3,900[1]	0.000[3]	(3.465)[2]	11	11
31

Core-Plus Bond ETF
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/15/2035	12/31/2025[6]	1,100[1]	0.000[3]	(3.638)[2]	(2)	(2)
5/15/2035	12/31/2025[6]	1,100[1]	0.000[3]	(3.619)[2]	—	—
6/18/2035	N/A	3,000[17]	5.040[18]	(4.415)[2]	7	7
9/19/2035	N/A	8,350[17]	4.610[18]	(4.400)[2]	20	21
12/10/2035	12/10/2025[6]	1,800[15]	2.539[2]	(0.000)[16]	(3)	10
9/9/2037	9/9/2027[6]	200[1]	3.824[2]	(0.000)[3]	—	—
9/10/2037	9/10/2027[6]	900[1]	3.733[2]	(0.000)[3]	(7)	(7)
9/22/2037	9/22/2027[6]	1,100[1]	3.804[2]	(0.000)[3]	(3)	(3)
11/15/2043	12/31/2025[6]	650[1]	3.955[2]	(0.000)[3]	1	1
11/15/2043	12/31/2025[6]	600[1]	3.927[2]	(0.000)[3]	(1)	(1)
9/9/2055	N/A	260[1]	4.240[3]	(3.961)[2]	(1)	(2)
9/10/2055	N/A	300[1]	4.240[3]	(3.860)[2]	4	4
9/15/2055	N/A	1,100[1]	3.780[2]	(4.240)[3]	(29)	(29)
9/19/2055	N/A	280[1]	4.240[3]	(3.794)[2]	7	7
12/18/2055	12/18/2025[6]	220[1]	4.035[2]	(0.000)[3]	4	4
					(112)	(98)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/paid semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
10 Notional amount denominated in Korean won.
11 Interest payment received/paid quarterly.
12 Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
13 Notional amount denominated in Czech koruna.
14 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
15 Notional amount denominated in euro.
16 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
17 Notional amount denominated in Polish zloty.
18 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Core-Plus Bond ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $818,124)	829,513
Affiliated Issuers (Cost $4,529)	4,529
Total Investments in Securities	834,042
Investment in Vanguard	18
Foreign Currency, at Value (Cost $2,307)	2,293
Receivables for Investment Securities Sold	106,071
Receivables for Accrued Income	6,689
Swap Premiums Paid	18
Variation Margin Receivable—Futures Contracts	15
Unrealized Appreciation—Forward Currency Contracts	196
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	949,342
Liabilities
Due to Custodian	115
Liability for Sale Commitments, at Value (Proceeds $28,253)	27,926
Payables for Investment Securities Purchased	79,425
Payables to Vanguard	68
Options Written, at Value (Premiums Received $515)	469
Swap Premiums Received	8
Variation Margin Payable—Centrally Cleared Swap Contracts	13
Unrealized Depreciation—Forward Currency Contracts	93
Total Liabilities	108,117
Net Assets	841,225
At September 30, 2025, net assets consisted of:

Paid-in Capital	827,010
Total Distributable Earnings (Loss)	14,215
Net Assets	841,225
Net Assets
Applicable to 10,720,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	841,225
Net Asset Value Per Share	$78.47
See accompanying Notes, which are an integral part of the Financial Statements.
33

Core-Plus Bond ETF
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1,2]	24,120
Total Income	24,120
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative	704
Marketing and Distribution	24
Custodian Fees	52
Auditing Fees	42
Shareholders' Reports and Proxy Fees	14
Trustees’ Fees and Expenses	—
Other Expenses	21
Total Expenses	961
Expenses Paid Indirectly	(3)
Net Expenses	958
Net Investment Income	23,162
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,666
Futures Contracts	1,245
Options Purchased	(902)
Options Written	769
Swap Contracts	(248)
Forward Currency Contracts	(3,566)
Foreign Currencies	8
Realized Net Gain (Loss)	(28)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,884
Futures Contracts	(87)
Options Purchased	(138)
Options Written	47
Swap Contracts	(150)
Forward Currency Contracts	111
Foreign Currencies	(4)
Change in Unrealized Appreciation (Depreciation)	5,663
Net Increase (Decrease) in Net Assets Resulting from Operations	28,797
1	Interest is net of foreign withholding taxes of $9.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $294, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Core-Plus Bond ETF
Statement of Changes in Net Assets

	Year Ended September 30, 2025	December 6, 2023[1] to September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,162	5,104
Realized Net Gain (Loss)	(28)	(163)
Change in Unrealized Appreciation (Depreciation)	5,663	5,798
Net Increase (Decrease) in Net Assets Resulting from Operations	28,797	10,739
Distributions
Total Distributions	(21,137)	(4,176)
Capital Share Transactions
Issued	584,711	257,469
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(15,178)
Net Increase (Decrease) from Capital Share Transactions	584,711	242,291
Total Increase (Decrease)	592,371	248,854
Net Assets
Beginning of Period	248,854	—
End of Period	841,225	248,854
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Core-Plus Bond ETF
Financial Highlights
	Year Ended September 30, 2025	December 6, 2023[1] to September 30, 2024
For a Share Outstanding Throughout Each Period
Net Asset Value, Beginning of Period	$79.00	$75.00
Investment Operations
Net Investment Income[2]	3.728	2.988
Net Realized and Unrealized Gain (Loss) on Investments	(.703)	3.408
Total from Investment Operations	3.025	6.396
Distributions
Dividends from Net Investment Income	(3.519)	(2.396)
Distributions from Realized Capital Gains	(.036)	—
Total Distributions	(3.555)	(2.396)
Net Asset Value, End of Period	$78.47	$79.00
Total Return	4.02%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$841	$249
Ratio of Total Expenses to Average Net Assets	0.20%[3]	0.20%[3,4]
Ratio of Net Investment Income to Average Net Assets	4.84%	4.77%[4]
Portfolio Turnover Rate[5,6]	392%	472%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Annualized.
5	Includes 57% and 107%, respectively, attributable to mortgage-dollar-roll activity.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Core-Plus Bond ETF
Notes to Financial Statements
Vanguard Core-Plus Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is
37

Core-Plus Bond ETF
mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
38

Core-Plus Bond ETF
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 7% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
39

Core-Plus Bond ETF
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 17% of net assets, based on the average of notional amounts at each quarter-end during the period.
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
40

Core-Plus Bond ETF
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	349,287	—	349,287
Asset-Backed/Commercial Mortgage-Backed Securities	—	80,993	100	81,093
Corporate Bonds	—	268,049	—	268,049
Floating Rate Loan Interests	—	3,102	—	3,102
Sovereign Bonds	—	125,471	—	125,471
Taxable Municipal Bonds	—	442	—	442
Temporary Cash Investments	4,529	1,470	—	5,999
Options Purchased	91	508	—	599
Total	4,620	829,322	100	834,042
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(27,926)	—	(27,926)

Derivative Financial Instruments
Assets
Futures Contracts[1]	79	—	—	79
Forward Currency Contracts	—	196	—	196
Swap Contracts[1]	—	149	—	149
Total	79	345	—	424
Liabilities
Options Written	(16)	(453)	—	(469)
Futures Contracts[1]	(380)	—	—	(380)
Forward Currency Contracts	—	(93)	—	(93)
Swap Contracts[1]	—	(246)	—	(246)
Total	(396)	(792)	—	(1,188)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	590	9	—	599
Swap Premiums Paid	—	—	18	18
Unrealized Appreciation—Futures Contracts[1]	79	—	—	79
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	145	—	4	149
Unrealized Appreciation—Forward Currency Contracts	—	196	—	196
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	—	—
Total Assets	814	205	22	1,041

Options Written, at Value	(462)	(7)	—	(469)
Swap Premiums Received	—	—	(8)	(8)
Unrealized Depreciation—Futures Contracts[1]	(380)	—	—	(380)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(243)	—	(3)	(246)
Unrealized Depreciation—Forward Currency Contracts	—	(93)	—	(93)
Total Liabilities	(1,085)	(100)	(11)	(1,196)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
41

Core-Plus Bond ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,245	—	—	1,245
Options Purchased	(872)	(6)	(24)	(902)
Options Written	769	—	—	769
Swap Contracts	(225)	—	(23)	(248)
Forward Currency Contracts	—	(3,566)	—	(3,566)
Realized Net Gain (Loss) on Derivatives	917	(3,572)	(47)	(2,702)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(87)	—	—	(87)
Options Purchased	(122)	(16)	—	(138)
Options Written	39	8	—	47
Swap Contracts	(134)	—	(16)	(150)
Forward Currency Contracts	—	111	—	111
Change in Unrealized Appreciation (Depreciation) on Derivatives	(304)	103	(16)	(217)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,894
Undistributed Long-Term Gains	151
Net Unrealized Gains (Losses)	9,170
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	14,215
The tax character of distributions paid was as follows:
	Year Ended September 30,	Period Ended September 30,
	2025	2024
	Amount ($000)	Amount ($000)
Ordinary Income*	21,137	4,176
Long-Term Capital Gains	—	—
Total	21,137	4,176
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	824,551
Gross Unrealized Appreciation	12,286
Gross Unrealized Depreciation	(3,116)
Net Unrealized Appreciation (Depreciation)	9,170
42

Core-Plus Bond ETF
G.  During the year ended September 30, 2025, the fund purchased $495,991,000 of investment securities and sold $328,708,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,668,085,000 and $1,529,852,000, respectively. In addition, the fund purchased and sold investment securities of $237,204,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital shares issued and redeemed were:
	Year Ended September 30, 2025	December 6, 2023[1] to September 30, 2024
	Shares (000)	Shares (000)
Issued	7,570	3,350
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(200)
Net Increase (Decrease) in Shares Outstanding	7,570	3,150
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 38% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
43

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Core-Plus Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Core-Plus Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025 and the statement of changes in net assets and the financial highlights for the year ended September 30, 2025 and for the period December 6, 2023 (inception) through September 30, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year ended September 30, 2025, and the changes in its net assets and the financial highlights for the year ended September 30, 2025 and for the period December 6, 2023 (inception) through September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
44

Tax information (unaudited)
The fund hereby designates for the fiscal year $3,956,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 76.5%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0220 112025
45

Financial Statements
For the period ended September 30, 2025
Vanguard Government Securities Active ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Government Securities Active ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (72.7%)
U.S. Government Securities (58.0%)
	United States Treasury Note/Bond	1.125%	10/31/2026	239	233
	United States Treasury Note/Bond	4.625%	11/15/2026	392	396
	United States Treasury Note/Bond	1.250%	12/31/2026	280	272
	United States Treasury Note/Bond	4.000%	1/15/2027	155	156
	United States Treasury Note/Bond	1.875%	2/28/2027	193	189
	United States Treasury Note/Bond	4.125%	2/28/2027	140	141
	United States Treasury Note/Bond	4.250%	3/15/2027	91	92
	United States Treasury Note/Bond	4.500%	4/15/2027	105	106
	United States Treasury Note/Bond	3.875%	5/31/2027	25	25
	United States Treasury Note/Bond	4.625%	6/15/2027	45	46
	United States Treasury Note/Bond	3.750%	6/30/2027	159	160
	United States Treasury Note/Bond	4.375%	7/15/2027	179	181
	United States Treasury Note/Bond	2.250%	8/15/2027	110	107
	United States Treasury Note/Bond	0.500%	8/31/2027	340	321
[1]	United States Treasury Note/Bond	4.125%	9/30/2027	132	133
	United States Treasury Note/Bond	0.625%	12/31/2027	340	318
	United States Treasury Note/Bond	4.250%	1/15/2028	101	102
	United States Treasury Note/Bond	4.000%	2/29/2028	108	109
	United States Treasury Note/Bond	1.250%	4/30/2028	115	108
	United States Treasury Note/Bond	1.250%	6/30/2028	63	59
	United States Treasury Note/Bond	1.000%	7/31/2028	68	63
	United States Treasury Note/Bond	1.250%	9/30/2028	111	103
	United States Treasury Note/Bond	1.500%	11/30/2028	380	356
	United States Treasury Note/Bond	3.750%	12/31/2028	64	65
	United States Treasury Note/Bond	1.750%	1/31/2029	106	100
	United States Treasury Note/Bond	2.625%	2/15/2029	12	12
	United States Treasury Note/Bond	1.875%	2/28/2029	19	18
	United States Treasury Note/Bond	4.125%	3/31/2029	5	5
	United States Treasury Note/Bond	2.625%	7/31/2029	22	21
	United States Treasury Note/Bond	1.625%	5/15/2031	115	102
	United States Treasury Note/Bond	4.250%	6/30/2031	50	51
	United States Treasury Note/Bond	1.250%	8/15/2031	125	108
	United States Treasury Note/Bond	3.625%	9/30/2031	49	48
	United States Treasury Note/Bond	1.375%	11/15/2031	131	114
	United States Treasury Note/Bond	4.375%	1/31/2032	52	54
	United States Treasury Note/Bond	1.875%	2/15/2032	116	103
	United States Treasury Note/Bond	4.125%	2/29/2032	50	50
	United States Treasury Note/Bond	4.125%	3/31/2032	113	115
	United States Treasury Note/Bond	4.000%	4/30/2032	78	79
	United States Treasury Note/Bond	2.875%	5/15/2032	84	79
	United States Treasury Note/Bond	4.125%	5/31/2032	24	24
	United States Treasury Note/Bond	4.000%	6/30/2032	23	24
	United States Treasury Note/Bond	4.125%	11/15/2032	548	554
	United States Treasury Note/Bond	3.375%	5/15/2033	96	92
	United States Treasury Note/Bond	3.875%	8/15/2033	90	90
	United States Treasury Note/Bond	4.500%	11/15/2033	148	153
	United States Treasury Note/Bond	4.000%	2/15/2034	154	154
	United States Treasury Note/Bond	4.375%	5/15/2034	174	178
	United States Treasury Note/Bond	3.875%	8/15/2034	120	118
	United States Treasury Note/Bond	4.250%	11/15/2034	159	160
	United States Treasury Note/Bond	4.625%	2/15/2035	93	96
	United States Treasury Note/Bond	4.250%	5/15/2035	92	93
	United States Treasury Note/Bond	4.500%	8/15/2039	40	40
	United States Treasury Note/Bond	1.125%	5/15/2040	67	42
	United States Treasury Note/Bond	1.125%	8/15/2040	90	57
	United States Treasury Note/Bond	3.875%	8/15/2040	65	61
	United States Treasury Note/Bond	1.375%	11/15/2040	99	64
	United States Treasury Note/Bond	4.250%	11/15/2040	13	13
	United States Treasury Note/Bond	1.875%	2/15/2041	70	49
	United States Treasury Note/Bond	2.250%	5/15/2041	23	17
1

Government Securities Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.750%	8/15/2041	78	53
	United States Treasury Note/Bond	2.000%	11/15/2041	69	48
	United States Treasury Note/Bond	2.375%	2/15/2042	56	42
	United States Treasury Note/Bond	3.125%	2/15/2042	25	21
	United States Treasury Note/Bond	3.250%	5/15/2042	50	42
	United States Treasury Note/Bond	3.375%	8/15/2042	50	43
	United States Treasury Note/Bond	4.000%	11/15/2042	35	32
	United States Treasury Note/Bond	2.875%	5/15/2043	33	26
	United States Treasury Note/Bond	3.875%	5/15/2043	40	36
	United States Treasury Note/Bond	4.375%	8/15/2043	47	45
	United States Treasury Note/Bond	4.750%	11/15/2043	47	47
	United States Treasury Note/Bond	4.500%	2/15/2044	42	41
	United States Treasury Note/Bond	3.125%	8/15/2044	46	37
	United States Treasury Note/Bond	4.125%	8/15/2044	47	44
	United States Treasury Note/Bond	3.000%	11/15/2044	25	19
	United States Treasury Note/Bond	4.625%	11/15/2044	59	59
	United States Treasury Note/Bond	2.500%	2/15/2045	72	51
	United States Treasury Note/Bond	4.750%	2/15/2045	134	135
	United States Treasury Note/Bond	3.000%	5/15/2045	10	8
	United States Treasury Note/Bond	5.000%	5/15/2045	15	16
	United States Treasury Note/Bond	2.875%	8/15/2045	12	9
	United States Treasury Note/Bond	3.000%	11/15/2045	29	22
	United States Treasury Note/Bond	2.500%	2/15/2046	43	30
	United States Treasury Note/Bond	2.500%	5/15/2046	42	30
	United States Treasury Note/Bond	2.250%	8/15/2046	52	35
	United States Treasury Note/Bond	2.875%	11/15/2046	30	22
	United States Treasury Note/Bond	3.000%	2/15/2047	45	34
	United States Treasury Note/Bond	2.750%	8/15/2047	36	26
	United States Treasury Note/Bond	2.750%	11/15/2047	51	37
	United States Treasury Note/Bond	3.000%	2/15/2048	55	42
	United States Treasury Note/Bond	3.125%	5/15/2048	58	44
	United States Treasury Note/Bond	3.000%	8/15/2048	63	47
	United States Treasury Note/Bond	3.375%	11/15/2048	63	50
	United States Treasury Note/Bond	3.000%	2/15/2049	66	50
	United States Treasury Note/Bond	2.875%	5/15/2049	65	47
	United States Treasury Note/Bond	2.250%	8/15/2049	63	40
	United States Treasury Note/Bond	2.375%	11/15/2049	60	39
	United States Treasury Note/Bond	1.250%	5/15/2050	12	6
	United States Treasury Note/Bond	1.375%	8/15/2050	40	20
	United States Treasury Note/Bond	1.625%	11/15/2050	72	39
	United States Treasury Note/Bond	1.875%	2/15/2051	82	47
	United States Treasury Note/Bond	2.375%	5/15/2051	99	64
	United States Treasury Note/Bond	2.000%	8/15/2051	77	45
	United States Treasury Note/Bond	1.875%	11/15/2051	78	44
	United States Treasury Note/Bond	2.250%	2/15/2052	71	44
	United States Treasury Note/Bond	2.875%	5/15/2052	66	47
[2]	United States Treasury Note/Bond	3.000%	8/15/2052	76	56
	United States Treasury Note/Bond	4.000%	11/15/2052	228	202
	United States Treasury Note/Bond	3.625%	2/15/2053	56	46
	United States Treasury Note/Bond	3.625%	5/15/2053	63	52
	United States Treasury Note/Bond	4.125%	8/15/2053	76	68
	United States Treasury Note/Bond	4.750%	11/15/2053	76	76
	United States Treasury Note/Bond	4.250%	2/15/2054	82	76
	United States Treasury Note/Bond	4.625%	5/15/2054	107	105
	United States Treasury Note/Bond	4.250%	8/15/2054	78	72
	United States Treasury Note/Bond	4.500%	11/15/2054	79	76
	United States Treasury Note/Bond	4.625%	2/15/2055	88	86
	United States Treasury Note/Bond	4.750%	5/15/2055	44	44
	United States Treasury Note/Bond	4.750%	8/15/2055	11	11
					9,754
Conventional Mortgage-Backed Securities (7.2%)
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	19	18
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	20	19
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	10	10
[3,4]	Fannie Mae Pool	2.360%	11/1/2026	10	10
[3,4]	Fannie Mae Pool	2.380%	9/1/2028	44	42
[3,4]	Fannie Mae Pool	2.470%	11/1/2028	114	109
[3,4]	Fannie Mae Pool	4.070%	8/1/2030	100	100
[3,4]	Fannie Mae Pool	4.150%	8/1/2030	50	50
2

Government Securities Active ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae Pool	4.180%	8/1/2030	20	20
[3,4]	Fannie Mae Pool	4.190%	5/1/2030–7/1/2030	45	45
[3,4]	Fannie Mae Pool	4.200%	8/1/2030	25	25
[3,4]	Fannie Mae Pool	4.220%	9/1/2030	90	90
[3,4]	Fannie Mae Pool	4.230%	5/1/2030	50	50
[3,4]	Fannie Mae Pool	4.255%	8/1/2030	30	30
[3,4]	Fannie Mae Pool	4.260%	9/1/2030	10	10
[3,4]	Fannie Mae Pool	4.290%	4/1/2030	50	50
[3,4]	Fannie Mae Pool	4.305%	9/1/2030	10	10
[3,4]	Fannie Mae Pool	4.310%	8/1/2030	50	50
[3,4]	Fannie Mae Pool	4.340%	9/1/2030	20	20
[3,4]	Fannie Mae Pool	4.390%	7/1/2028	10	10
[3,4]	Fannie Mae Pool	4.420%	7/1/2030	25	25
[3,4]	Fannie Mae Pool	4.490%	9/1/2030	50	51
[3,4]	Fannie Mae Pool	4.510%	9/1/2030	30	31
[3,4]	Fannie Mae Pool	4.720%	8/1/2030	75	77
[3,4]	Freddie Mac Gold Pool	1.250%	4/1/2027	28	27
[3,4]	Freddie Mac Gold Pool	2.060%	10/1/2026	19	18
[3,4]	Freddie Mac Gold Pool	2.100%	11/1/2026	10	10
[3,4]	Freddie Mac Gold Pool	2.120%	10/1/2026	18	18
[3,4]	Freddie Mac Gold Pool	4.250%	4/1/2030	10	10
[3,4]	Freddie Mac Gold Pool	4.290%	3/1/2030	20	20
[3,4]	UMBS Pool	5.000%	10/1/2035	150	152
					1,207
Nonconventional Mortgage-Backed Securities (7.5%)
[3,4]	Fannie Mae Pool	5.080%	9/1/2055	23	23
[3,4]	Fannie Mae Pool	5.423%	9/1/2055	30	30
[3,4]	Fannie Mae Pool	5.699%	9/1/2055	40	41
[3,4]	Fannie Mae REMICS	2.000%	6/25/2048–8/25/2050	199	151
[3,4]	Fannie Mae REMICS	2.500%	9/25/2048	168	150
[3,4]	Fannie Mae REMICS	5.000%	2/25/2040	64	66
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.023%	9/1/2055	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.222%	4.825%	9/1/2055	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.178%	10/1/2055	50	50
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.336%	9/1/2055	50	50
[3,4]	Freddie Mac REMICS	2.000%	5/25/2051	165	143
[3,4]	Freddie Mac REMICS	2.500%	12/25/2048	149	134
[3,4,5]	Freddie Mac REMICS, SOFR30A + 0.500%	3.000%	2/25/2052	185	158
[3]	Ginnie Mae REMICS	3.000%	12/20/2051–5/20/2055	191	162
					1,258
Total U.S. Government and Agency Obligations (Cost $12,085)					12,219
Asset-Backed/Commercial Mortgage-Backed Securities (26.2%)
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	35	34
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	115	114
[3,4]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/2027	20	20
[3,4]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/2028	208	203
[3,4]	Fannie Mae-Aces Series 2018-M8	3.421%	6/25/2028	39	39
[3,4]	Fannie Mae-Aces Series 2018-M13	3.875%	9/25/2030	522	516
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	20	19
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	40	40
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	30	30
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	10	10
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	500	511
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	1,250	1,299
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	80	81
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	1,260	1,276
[3,6]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	76	66
[3,6]	PMT Loan Trust Series 2025-INV9	5.669%	9/1/2056	150	150
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,380)					4,408
3

Government Securities Active ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[7]	Vanguard Market Liquidity Fund (Cost $98)	4.180%	984	98
Total Investments (99.5%) (Cost $16,563)				16,725
Other Assets and Liabilities—Net (0.5%)				79
Net Assets (100%)				16,804
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $10 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $15 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $216, representing 1.3% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	2	417	(1)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2025	(1)	(113)	—
				(1)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/27/2035	N/A	135	2.572	(0.000)	—	—
8/27/2035	N/A	18	2.595	(0.000)	—	—
8/27/2035	N/A	5	2.576	(0.000)	—	—
8/27/2035	N/A	5	2.577	(0.000)	—	—
8/27/2035	N/A	5	2.601	(0.000)	—	—
8/27/2035	N/A	5	2.597	(0.000)	—	—
8/28/2035	N/A	18	2.601	(0.000)	—	—
					—	—
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid at maturity.
3 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Government Securities Active ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,465)	16,627
Affiliated Issuers (Cost $98)	98
Total Investments in Securities	16,725
Investment in Vanguard	0
Due from Broker	88
Receivables for Investment Securities Sold	224
Receivables for Accrued Income	106
Variation Margin Receivable—Futures Contracts	1
Variation Margin Receivable—Centrally Cleared Swap Contracts	—
Total Assets	17,144
Liabilities
Due to Custodian	88
Payables for Investment Securities Purchased	251
Payables to Vanguard	1
Total Liabilities	340
Net Assets	16,804
At September 30, 2025, net assets consisted of:

Paid-in Capital	16,542
Total Distributable Earnings (Loss)	262
Net Assets	16,804
Net Assets
Applicable to 220,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,804
Net Asset Value Per Share	$76.38
See accompanying Notes, which are an integral part of the Financial Statements.
5

Government Securities Active ETF
Statement of Operations

July 7, 2025[1] to September 30, 2025
($000)
Investment Income
Income
Interest[2]	149
Total Income	149
Expenses
The Vanguard Group—Note B
Management and Administrative	4
Custodian Fees	1
Auditing Fees	38
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	47
Expense Reduction—Note B & Note C	(42)
Net Expenses	5
Net Investment Income	144
Realized Net Gain (Loss)
Investment Securities Sold[2]	55
Futures Contracts	(6)
Realized Net Gain (Loss)	49
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	162
Futures Contracts	(1)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	161
Net Increase (Decrease) in Net Assets Resulting from Operations	354
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Government Securities Active ETF
Statement of Changes in Net Assets

July 7, 2025[1] to September 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	144
Realized Net Gain (Loss)	49
Change in Unrealized Appreciation (Depreciation)	161
Net Increase (Decrease) in Net Assets Resulting from Operations	354
Distributions
Total Distributions	(92)
Capital Share Transactions
Issued	16,542
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	16,542
Total Increase (Decrease)	16,804
Net Assets
Beginning of Period	—
End of Period	16,804
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Government Securities Active ETF
Financial Highlights
July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.718
Net Realized and Unrealized Gain (Loss) on Investments	1.121
Total from Investment Operations	1.839
Distributions
Dividends from Net Investment Income	(.459)
Distributions from Realized Capital Gains	—
Total Distributions	(.459)
Net Asset Value, End of Period	$76.38
Total Return	2.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17
Ratio of Total Expenses to Average Net Assets[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.07%[4]
Portfolio Turnover Rate[5]	141%
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily limit certain expenses. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.27% for 2025.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Government Securities Active ETF
Notes to Financial Statements
Vanguard Government Securities Active ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The
9

Government Securities Active ETF
swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the period ended September 30, 2025, the fund’s average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had not yet made any contributions to Vanguard's capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended September 30, 2025, the fund’s expenses were reduced by $38,000 (an effective annual rate of 0.27% of the fund's average net assets).
C.  Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $4,000 (0.11%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Government Securities Active ETF
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,219	—	12,219
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,408	—	4,408
Temporary Cash Investments	98	—	—	98
Total	98	16,627	—	16,725

Derivative Financial Instruments
Assets
Swap Contracts[1]	—	—	—	—
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	107
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	155
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	262
The tax character of distributions paid was as follows:
Period Ended September 30,
2025
Amount ($000)
Ordinary Income*	92
Long-Term Capital Gains	—
Total	92
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,570
Gross Unrealized Appreciation	170
Gross Unrealized Depreciation	(15)
Net Unrealized Appreciation (Depreciation)	155
F.  During the period ended September 30, 2025, the fund purchased $216,000 of investment securities and sold $0 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $37,943,000 and $21,762,000, respectively.
11

Government Securities Active ETF
G.  Capital shares issued and redeemed were:
July 7, 2025[1] to September 30, 2025
Shares (000)
Issued	220
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	220
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Government Securities Active ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Government Securities Active ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal period $107,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0500 112025
14

Financial Statements
For the year ended September 30, 2025
Vanguard Multi-Sector Income Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	34
Tax information	35

Multi-Sector Income Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (10.3%)
	United States Treasury Note/Bond	1.125%	10/31/2026	4	4
	United States Treasury Note/Bond	1.500%	11/30/2028	443	415
	United States Treasury Note/Bond	1.875%	2/28/2027–2/15/2051	3,340	3,028
	United States Treasury Note/Bond	2.000%	11/15/2041–8/15/2051	1,437	960
	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	1,503	974
	United States Treasury Note/Bond	2.750%	8/15/2032	1,050	976
	United States Treasury Note/Bond	2.875%	8/15/2045–5/15/2049	665	498
	United States Treasury Note/Bond	3.000%	5/15/2045–2/15/2049	1,575	1,196
	United States Treasury Note/Bond	3.875%	6/30/2030–8/31/2032	4,000	4,008
	United States Treasury Note/Bond	4.000%	7/31/2029–2/28/2030	5,200	5,260
[1,2]	United States Treasury Note/Bond	4.125%	2/28/2027–2/29/2032	7,627	7,683
	United States Treasury Note/Bond	4.250%	11/30/2026–2/15/2054	7,752	7,764
	United States Treasury Note/Bond	4.500%	5/31/2029–12/31/2031	909	939
	United States Treasury Note/Bond	4.625%	9/30/2028–11/15/2044	4,987	5,101
Total U.S. Government and Agency Obligations (Cost $38,748)					38,806
Asset-Backed/Commercial Mortgage-Backed Securities (8.1%)
Bermuda (0.1%)
[3,4]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	227	231
Canada (0.1%)
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[3,4]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	15	15
[3,4]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	7	8
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	27	27
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	89	90
					362
Cayman Islands (0.4%)
[3,4]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	100	100
[3,4]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	100	100
[3,4]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	100	100
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A	5.250%	11/15/2038	100	100
[3,4,5]	Dryden 90 CLO Ltd. Series 2021-90A	5.600%	11/15/2038	100	100
[3,4]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	600	604
[3,4]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	280	282
[3,4]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
					1,476
Ireland (0.0%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	203
United States (7.5%)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	600	599
[3,4]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	230	230
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	232	233
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	232	233
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	232	233
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	90	93
[3,4]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	170	163
[3,4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	160	158
[3,4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	120	117
[3,4]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	100	101
[3,4]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	60	61
[3,4]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[3,4]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	90	92
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	100	105
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	130	132
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
1

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/2031	180	185
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	103
[4]	BANK Series 2025-BNK50	6.071%	5/15/2068	40	42
[3,4]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	30	30
[4]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	110	110
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	100	94
[3,4,6]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	220	220
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[4]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	70	72
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	50	51
[4]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[4]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	90	91
[3,4]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	100	101
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	229	229
[3,4]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	228	229
[3,4]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	60	61
[3,4]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	253
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	350	354
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	340	342
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	97	97
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	190	191
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	125	125
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	141	142
[3,4]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	150	152
[3,4]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	48	46
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	390	392
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	240	242
[4]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	430	435
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	500	500
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	100	102
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	200	202
[3,4]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	210	213
[4]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[3,4]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[3,4]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	270	270
[4]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	240	243
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	1,420	1,440
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	81
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	111	111
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	500	500
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	91	91
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	180	182
[4]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	60	61
[4]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[4]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	120	120
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	70	71
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	70	71
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[3,4]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	170	172
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	300	302
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	210	211
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	350	354
[3,4]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	240	242
[4]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	80	82
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	90	91
[3,4]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	150	151
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	160	162
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	202	203
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	504	505
[3,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	170	172
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	41
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	110	111
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	50	51
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	70	71
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	500	511
2

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	249	253
[3,4]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	200	207
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	255
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	120	123
[3,4]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	90	90
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	80	80
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	250	253
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	110	112
[3,4]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	40	41
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	500	528
[3,4]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	124	125
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	50	51
[4]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	580	586
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	150	152
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[3,4]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	289	275
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	180	170
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	70	65
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	200	201
[3,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	250	251
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	250	256
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	155	156
[4]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	110	112
[4]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	1,540	1,567
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	430	433
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	201
[3,4]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	200	202
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	21
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	90	92
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	70	71
[3,4]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	200	203
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	260	262
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	70	71
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	50	50
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	90	91
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	250	251
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	640	648
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	460	461
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	90
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	120	120
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	300	300
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	250	250
[3,4]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	238	238
[3,4]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	40	41
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	442
[3,4]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	200	203
[4]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	200	201
[4]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	100	101
[3,4]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	360	369
[3,4]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	130	132
[3,4]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	140	142
[4]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	100	101
[3,4]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	240	242
[3,4]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	101
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
[4]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	100	102
[4]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	200	201
					28,324
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,291)					30,596
Corporate Bonds (65.8%)
Australia (0.1%)
[3]	National Australia Bank Ltd.	2.990%	5/21/2031	100	91
	Rio Tinto Finance USA plc	5.000%	3/9/2033	34	35
[4]	Westpac Banking Corp.	4.322%	11/23/2031	200	199
					325
3

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brazil (0.2%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/2030	200	75
[4]	Braskem Netherlands Finance BV	5.875%	1/31/2050	200	73
[4]	Embraer Netherlands Finance BV	7.000%	7/28/2030	530	579
	Petrobras Global Finance BV	8.750%	5/23/2026	20	21
					748
Canada (2.6%)
[3]	1011778 BC ULC	3.875%	1/15/2028	390	381
[3]	1011778 BC ULC	4.375%	1/15/2028	150	147
[3]	1011778 BC ULC	6.125%	6/15/2029	420	430
[3]	1011778 BC ULC	5.625%	9/15/2029	245	248
[3]	1011778 BC ULC	4.000%	10/15/2030	300	283
[3]	Air Canada	3.875%	8/15/2026	1,615	1,600
	Bank of Montreal	3.088%	1/10/2037	95	85
[3]	Bombardier Inc.	8.750%	11/15/2030	300	324
[3]	Bombardier Inc.	7.250%	7/1/2031	215	228
[3]	Bombardier Inc.	7.000%	6/1/2032	80	84
[3]	Bombardier Inc.	6.750%	6/15/2033	245	256
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	40	37
	Enbridge Inc.	5.700%	3/8/2033	300	316
[3]	Garda World Security Corp.	7.750%	2/15/2028	60	62
[3]	Garda World Security Corp.	8.250%	8/1/2032	585	607
[3]	Garda World Security Corp.	8.375%	11/15/2032	250	260
[3,5]	Gildan Activewear Inc.	4.700%	10/7/2030	10	10
[3,5]	Gildan Activewear Inc.	5.400%	10/7/2035	35	35
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	80	80
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	150	151
	National Bank of Canada	4.950%	2/1/2028	330	334
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	410	440
	Nutrien Ltd.	4.900%	3/27/2028	25	25
	Nutrien Ltd.	4.200%	4/1/2029	100	100
[3]	Ontario Gaming GTA LP	8.000%	8/1/2030	50	50
	Rogers Communications Inc.	7.000%	4/15/2055	520	543
	Rogers Communications Inc.	7.125%	4/15/2055	305	323
[4]	Royal Bank of Canada	4.522%	10/18/2028	87	88
[4]	Royal Bank of Canada	4.969%	8/2/2030	173	177
[4]	Royal Bank of Canada	4.650%	10/18/2030	1,130	1,143
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	371	394
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	75	78
	Toronto-Dominion Bank	4.783%	12/17/2029	500	511
					9,830
Chile (0.2%)
[3]	Antofagasta plc	5.625%	9/9/2035	549	560
France (0.4%)
[3]	Altice France SA	5.125%	7/15/2029	355	306
[3]	Opal Bidco SAS	6.500%	3/31/2032	640	656
[3]	SNF Group SACA	3.125%	3/15/2027	410	400
[3]	SNF Group SACA	3.375%	3/15/2030	220	204
					1,566
Germany (0.8%)
	Deutsche Bank AG	6.720%	1/18/2029	49	51
	Deutsche Bank AG	6.819%	11/20/2029	49	52
	Deutsche Bank AG	4.999%	9/11/2030	810	822
	Deutsche Bank AG	5.297%	5/9/2031	175	179
	Deutsche Bank AG	4.950%	8/4/2031	324	327
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	400	399
[3]	Volkswagen Group of America Finance LLC	6.000%	11/16/2026	200	204
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	200	201
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	695	690
					2,925
Guatemala (0.2%)
[3]	Energuate Trust 2 0	6.350%	9/15/2035	650	654
Hong Kong (0.0%)
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	180	181
4

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ireland (0.7%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	200	204
	AerCap Ireland Capital DAC	5.750%	6/6/2028	150	156
[5]	AerCap Ireland Capital DAC	4.375%	11/15/2030	164	163
[3]	Flutter Treasury DAC	5.875%	6/4/2031	705	716
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	375	384
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	235	249
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	400	426
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	206
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	207
					2,711
Israel (0.3%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	252	247
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	405	422
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	225	168
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	295	304
					1,156
Italy (0.4%)
[3]	Enel Finance International NV	4.125%	9/30/2028	1,410	1,406
Japan (0.8%)
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	315	322
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	110	113
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	200	206
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	750	774
[4]	Mizuho Financial Group Inc.	2.201%	7/10/2031	50	45
[3]	Nippon Life Insurance Co.	6.500%	4/30/2055	200	215
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	420	444
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	475	510
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	50	45
					3,084
Macao (0.5%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	150	150
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	455	480
[3]	Studio City Co. Ltd.	7.000%	2/15/2027	50	50
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	300	289
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	40	40
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	585	573
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	135	137
					1,719
Netherlands (0.2%)
	NXP BV	5.000%	1/15/2033	100	101
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	280	267
[3]	Sunrise HoldCo IV BV	5.500%	1/15/2028	85	85
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	140	149
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	125	135
[3]	VZ Secured Financing BV	5.000%	1/15/2032	15	14
[3]	Ziggo BV	4.875%	1/15/2030	75	71
					822
Peru (0.1%)
[3]	Kallpa Generacion SA	5.500%	9/11/2035	540	544
Poland (0.2%)
[3]	Canpack SA	3.125%	11/1/2025	390	388
[3]	Canpack SA	3.875%	11/15/2029	520	488
					876
Saudi Arabia (0.2%)
	Suci Second Investment Co.	4.375%	9/10/2027	600	600
South Africa (0.1%)
[3]	Bidvest Group UK plc	6.200%	9/17/2032	200	201
Spain (0.0%)
	Banco Santander SA	6.607%	11/7/2028	100	107
5

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.921%	8/8/2033	50	56
					163
Switzerland (0.6%)
	Credit Suisse USA LLC	7.125%	7/15/2032	120	138
	UBS AG	7.500%	2/15/2028	50	54
[3]	UBS Group AG	3.869%	1/12/2029	64	63
[3]	UBS Group AG	4.151%	12/23/2029	605	604
[3]	UBS Group AG	5.617%	9/13/2030	2	2
[3]	UBS Group AG	4.398%	9/23/2031	320	319
[3]	UBS Group AG	5.580%	5/9/2036	310	322
[3]	UBS Group AG	5.010%	3/23/2037	645	642
					2,144
Turkiye (0.1%)
[3,5]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	340	338
United Kingdom (2.6%)
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.837%	9/10/2028	120	121
	Barclays plc	5.086%	2/25/2029	200	204
	BAT Capital Corp.	3.557%	8/15/2027	61	60
	BAT Capital Corp.	2.259%	3/25/2028	2,070	1,977
	BAT Capital Corp.	6.343%	8/2/2030	1,150	1,241
	BAT Capital Corp.	4.625%	3/22/2033	385	381
	BAT Capital Corp.	6.421%	8/2/2033	200	219
	BAT Capital Corp.	5.625%	8/15/2035	500	519
	BAT International Finance plc	5.931%	2/2/2029	100	105
[3]	Belron UK Finance plc	5.750%	10/15/2029	145	147
	Diageo Capital plc	5.500%	1/24/2033	100	105
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	640	640
[3]	Howden UK Refinance plc	7.250%	2/15/2031	390	402
[3]	Howden UK Refinance plc	8.125%	2/15/2032	595	618
	HSBC Holdings plc	5.887%	8/14/2027	185	188
[4]	HSBC Holdings plc	2.013%	9/22/2028	200	192
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	2.804%	5/24/2032	150	136
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	200	201
[3]	Imperial Brands Finance plc	5.625%	7/1/2035	500	510
	Lloyds Banking Group plc	6.068%	6/13/2036	136	143
	National Grid plc	5.602%	6/12/2028	70	72
	Santander UK Group Holdings plc	4.320%	9/22/2029	744	742
[3]	Virgin Media Finance plc	5.000%	7/15/2030	200	186
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	150	148
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	140	132
					9,797
United States (54.3%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	1,035	1,063
[3,5]	ADT Security Corp.	5.875%	10/15/2033	280	280
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	370	381
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	510	526
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	280	285
	AEP Texas Inc.	5.450%	5/15/2029	75	78
	AEP Texas Inc.	5.400%	6/1/2033	50	51
	AES Corp.	5.450%	6/1/2028	50	51
	AES Corp.	2.450%	1/15/2031	100	90
[3]	Albertsons Cos. Inc.	5.875%	2/15/2028	400	400
[3]	Albertsons Cos. Inc.	6.500%	2/15/2028	200	204
	Allegion plc	3.500%	10/1/2029	56	54
[3]	Alliant Energy Finance LLC	5.400%	6/6/2027	250	253
[3]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	200	199
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	107	111
[3]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	160	164
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	303	313
[3]	Allied Universal Holdco LLC	6.875%	6/15/2030	595	612
[3]	Allison Transmission Inc.	4.750%	10/1/2027	510	506
	Ally Financial Inc.	5.737%	5/15/2029	85	87
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	50	51
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	840	864
[3]	AMC Networks Inc.	10.250%	1/15/2029	450	474
6

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AMC Networks Inc.	4.250%	2/15/2029	24	21
[3]	AMC Networks Inc.	10.500%	7/15/2032	210	222
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	230	233
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	170	174
	Ameren Illinois Co.	4.950%	6/1/2033	50	51
[3]	American Airlines Inc.	5.500%	4/20/2026	31	31
[3]	American Airlines Inc.	7.250%	2/15/2028	94	96
[3]	American Airlines Inc.	5.750%	4/20/2029	835	838
[3]	American Airlines Inc.	8.500%	5/15/2029	340	355
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	125	119
[3,5]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	110	111
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	125	123
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	275	261
	American Electric Power Co. Inc.	5.200%	1/15/2029	190	196
	American Homes 4 Rent LP	4.950%	6/15/2030	65	66
	American Tower Corp.	2.100%	6/15/2030	50	45
	Ameriprise Financial Inc.	5.200%	4/15/2035	90	92
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	60	63
	Amgen Inc.	5.250%	3/2/2030	135	140
[3]	Amkor Technology Inc.	5.875%	10/1/2033	200	202
[3]	AmWINS Group Inc.	6.375%	2/15/2029	375	382
[3]	AmWINS Group Inc.	4.875%	6/30/2029	55	53
[3]	Antero Midstream Partners LP	6.625%	2/1/2032	105	108
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	290	289
	Aon North America Inc.	5.150%	3/1/2029	190	196
	Aon North America Inc.	5.450%	3/1/2034	120	125
	Apollo Debt Solutions BDC	6.900%	4/13/2029	80	84
	Apollo Global Management Inc.	5.150%	8/12/2035	82	82
	Apollo Global Management Inc.	6.000%	12/15/2054	114	114
[3]	Arcosa Inc.	6.875%	8/15/2032	120	125
[3]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/2027	60	60
[3]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	510	472
	Ares Capital Corp.	5.875%	3/1/2029	70	72
	Ares Capital Corp.	5.950%	7/15/2029	318	329
	Ares Strategic Income Fund	5.700%	3/15/2028	100	101
	Ares Strategic Income Fund	6.350%	8/15/2029	14	15
	Arizona Public Service Co.	5.550%	8/1/2033	590	617
	Arthur J Gallagher & Co.	4.600%	12/15/2027	140	141
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	200	194
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	50	48
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,050	1,072
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	300	305
	Assurant Inc.	4.900%	3/27/2028	9	9
	AT&T Inc.	2.750%	6/1/2031	155	142
	AT&T Inc.	6.050%	8/15/2056	350	363
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	140	139
	Athene Holding Ltd.	6.625%	10/15/2054	278	282
	AutoZone Inc.	6.250%	11/1/2028	40	42
	Avery Dennison Corp.	4.875%	12/6/2028	66	67
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	215	225
[3]	Axalta Coating Systems LLC	4.750%	6/15/2027	160	159
[3]	Axon Enterprise Inc.	6.250%	3/15/2033	25	26
	Ball Corp.	6.875%	3/15/2028	95	97
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	60	55
	Ball Corp.	5.500%	9/15/2033	410	415
	Bank of America Corp.	5.933%	9/15/2027	450	457
[4]	Bank of America Corp.	3.970%	3/5/2029	50	50
[4]	Bank of America Corp.	2.087%	6/14/2029	100	95
[4]	Bank of America Corp.	4.271%	7/23/2029	90	90
[4]	Bank of America Corp.	3.194%	7/23/2030	100	96
	Bank of America Corp.	2.572%	10/20/2032	180	161
[4]	Bank of America Corp.	5.015%	7/22/2033	780	797
	Bank of America Corp.	5.518%	10/25/2035	200	205
	Bank of America Corp.	5.744%	2/12/2036	380	396
	Bank of New York Mellon Corp.	4.543%	2/1/2029	100	101
	Bank of New York Mellon Corp.	5.060%	7/22/2032	103	106
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	100	108
	Bank of New York Mellon Corp.	4.706%	2/1/2034	20	20
[4]	Bank of New York Mellon Corp.	4.967%	4/26/2034	26	27
7

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	110	123
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	140	144
	Bank of New York Mellon Corp.	5.316%	6/6/2036	435	450
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	100	102
	Bath & Body Works Inc.	6.875%	11/1/2035	280	291
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	144	150
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	49
	Becton Dickinson & Co.	4.874%	2/8/2029	100	102
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	90	88
	Berry Global Inc.	5.650%	1/15/2034	14	15
[3]	Big River Steel LLC	6.625%	1/31/2029	615	616
[3]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/2032	69	59
	Blackstone Secured Lending Fund	5.350%	4/13/2028	150	152
	Block Inc.	2.750%	6/1/2026	20	20
[3]	Block Inc.	5.625%	8/15/2030	350	355
	Block Inc.	6.500%	5/15/2032	380	394
[3]	Block Inc.	6.000%	8/15/2033	525	538
[3]	Blue Racer Midstream LLC	6.625%	7/15/2026	200	200
[3]	Blue Racer Midstream LLC	7.000%	7/15/2029	185	192
[3]	Blue Racer Midstream LLC	7.250%	7/15/2032	85	89
	Boardwalk Pipelines LP	4.800%	5/3/2029	29	29
	Boeing Co.	5.040%	5/1/2027	1,710	1,729
	Boeing Co.	6.298%	5/1/2029	1,520	1,614
	Boeing Co.	5.150%	5/1/2030	870	893
	Boeing Co.	3.625%	2/1/2031	465	445
	Boeing Co.	3.600%	5/1/2034	300	271
	Boeing Co.	6.528%	5/1/2034	300	332
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	110	117
	BorgWarner Inc.	4.950%	8/15/2029	40	41
	Boyd Gaming Corp.	4.750%	12/1/2027	400	398
	BP Capital Markets America Inc.	3.633%	4/6/2030	45	44
	BP Capital Markets America Inc.	4.893%	9/11/2033	350	355
	Brandywine Operating Partnership LP	8.875%	4/12/2029	480	522
[5]	Brandywine Operating Partnership LP	6.125%	1/15/2031	70	70
	Brixmor Operating Partnership LP	4.050%	7/1/2030	120	118
	Broadcom Inc.	4.600%	7/15/2030	1,276	1,295
	Broadcom Inc.	5.150%	11/15/2031	170	176
[3]	Broadcom Inc.	4.150%	4/15/2032	65	64
[3]	Broadcom Inc.	3.419%	4/15/2033	90	83
	Brown & Brown Inc.	4.700%	6/23/2028	75	76
	Brown & Brown Inc.	5.650%	6/11/2034	100	104
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	615	634
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	120	126
[3]	BWX Technologies Inc.	4.125%	6/30/2028	225	220
[3]	BWX Technologies Inc.	4.125%	4/15/2029	200	194
[3]	Cable One Inc.	4.000%	11/15/2030	366	310
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	191
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	30	31
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	120	122
[3,5]	California Resources Corp.	7.000%	1/15/2034	160	159
[3]	Calpine Corp.	4.500%	2/15/2028	370	369
[3]	Calpine Corp.	4.625%	2/1/2029	320	317
	Capital One Financial Corp.	6.312%	6/8/2029	85	89
	Capital One Financial Corp.	5.700%	2/1/2030	165	171
	Capital One Financial Corp.	3.273%	3/1/2030	150	145
	Capital One Financial Corp.	6.183%	1/30/2036	415	431
	Carlyle Group Inc.	5.050%	9/19/2035	206	205
[3]	Carnival Corp.	4.000%	8/1/2028	50	49
[3,5]	Carnival Corp.	5.125%	5/1/2029	305	305
[3]	Carnival Corp.	6.000%	5/1/2029	320	325
[3]	Carnival Corp.	5.750%	3/15/2030	320	327
[3]	Carnival Corp.	5.875%	6/15/2031	310	318
[3]	Carnival Corp.	5.750%	8/1/2032	550	560
[3]	CCO Holdings LLC	5.000%	2/1/2028	180	178
[3]	CCO Holdings LLC	4.750%	3/1/2030	1,355	1,300
[3]	CCO Holdings LLC	4.500%	8/15/2030	1,485	1,403
[3]	CCO Holdings LLC	4.250%	2/1/2031	300	276
	CCO Holdings LLC	4.500%	5/1/2032	515	469
	Centene Corp.	2.450%	7/15/2028	100	93
	Centene Corp.	3.375%	2/15/2030	95	87
8

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	3.000%	10/15/2030	90	80
[3]	Central Parent Inc.	7.250%	6/15/2029	50	43
[3]	Central Parent LLC	8.000%	6/15/2029	195	172
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	310	330
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	620	588
	Charles Schwab Corp.	5.643%	5/19/2029	60	62
	Charles Schwab Corp.	6.196%	11/17/2029	70	74
	Charles Schwab Corp.	6.136%	8/24/2034	182	198
[3]	Chart Industries Inc.	7.500%	1/1/2030	20	21
[3]	Chart Industries Inc.	9.500%	1/1/2031	210	225
	Charter Communications Operating LLC	3.750%	2/15/2028	700	689
	Charter Communications Operating LLC	4.200%	3/15/2028	380	378
	Charter Communications Operating LLC	5.050%	3/30/2029	22	22
	Charter Communications Operating LLC	6.100%	6/1/2029	412	432
	Charter Communications Operating LLC	6.650%	2/1/2034	714	763
	Charter Communications Operating LLC	5.850%	12/1/2035	305	308
	Charter Communications Operating LLC	6.484%	10/23/2045	115	114
	Chemours Co.	5.375%	5/15/2027	100	100
[3]	Chemours Co.	5.750%	11/15/2028	80	78
[3]	Chemours Co.	4.625%	11/15/2029	775	700
[3]	Chemours Co.	8.000%	1/15/2033	435	433
	Cheniere Energy Partners LP	4.000%	3/1/2031	130	125
	Cheniere Energy Partners LP	3.250%	1/31/2032	30	27
	Cheniere Energy Partners LP	5.950%	6/30/2033	5	5
[3]	Cheniere Energy Partners LP	5.550%	10/30/2035	210	215
[3]	Chord Energy Corp.	6.000%	10/1/2030	360	357
[3]	Chord Energy Corp.	6.750%	3/15/2033	125	127
	Chubb INA Holdings LLC	4.900%	8/15/2035	120	121
[3]	Churchill Downs Inc.	5.500%	4/1/2027	80	80
[3]	Churchill Downs Inc.	4.750%	1/15/2028	200	198
[3]	Churchill Downs Inc.	5.750%	4/1/2030	65	65
[3]	Churchill Downs Inc.	6.750%	5/1/2031	200	205
	Citigroup Inc.	4.643%	5/7/2028	1,035	1,042
	Citigroup Inc.	4.125%	7/25/2028	75	75
	Citigroup Inc.	4.503%	9/11/2031	856	856
	Citigroup Inc.	5.174%	9/11/2036	270	273
	Citizens Financial Group Inc.	5.253%	3/5/2031	87	89
[3]	Civitas Resources Inc.	8.375%	7/1/2028	170	176
[3]	Civitas Resources Inc.	8.625%	11/1/2030	225	233
[3]	Civitas Resources Inc.	8.750%	7/1/2031	95	97
[3]	Civitas Resources Inc.	9.625%	6/15/2033	1,060	1,121
[3]	Clarios Global LP	6.750%	2/15/2030	1,100	1,137
[3]	Clarios Global LP	6.750%	9/15/2032	100	102
[3]	Clean Harbors Inc.	4.875%	7/15/2027	730	729
[3]	Clean Harbors Inc.	5.125%	7/15/2029	500	496
[3]	Clean Harbors Inc.	6.375%	2/1/2031	20	20
[3,5]	Clean Harbors Inc.	5.750%	10/15/2033	255	257
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	625	617
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	125	115
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	124	112
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	400	386
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	100	101
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	605	623
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	380	388
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	170	175
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	454	458
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	160	166
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	755	801
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	90	92
[3]	CNX Resources Corp.	6.000%	1/15/2029	140	140
[3]	CNX Resources Corp.	7.375%	1/15/2031	9	9
[3]	CNX Resources Corp.	7.250%	3/1/2032	429	445
[3]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	75	77
[3]	Community Health Systems Inc.	10.875%	1/15/2032	565	599
[3]	Community Health Systems Inc.	9.750%	1/15/2034	265	272
	Conagra Brands Inc.	5.300%	10/1/2026	55	56
	Constellation Brands Inc.	2.250%	8/1/2031	50	44
	Consumers Energy Co.	5.050%	5/15/2035	360	366
[5]	COPT Defense Properties LP	4.500%	10/15/2030	31	31
	Corebridge Financial Inc.	3.650%	4/5/2027	60	60
9

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corebridge Financial Inc.	3.850%	4/5/2029	10	10
	Corebridge Financial Inc.	3.900%	4/5/2032	60	57
	Coterra Energy Inc.	5.400%	2/15/2035	210	212
	Cotiviti Inc.	7.625%	5/1/2031	415	417
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	920	922
[3]	Crown Americas LLC	5.875%	6/1/2033	1,220	1,233
	Crown Castle Inc.	3.300%	7/1/2030	570	540
	Crown Castle Inc.	5.200%	9/1/2034	30	30
[3]	CSC Holdings LLC	11.750%	1/31/2029	95	80
[3]	CSC Holdings LLC	4.125%	12/1/2030	180	118
[3]	CSC Holdings LLC	3.375%	2/15/2031	325	210
[3]	CSC Holdings LLC	4.500%	11/15/2031	175	114
	CubeSmart LP	2.500%	2/15/2032	45	40
	CVS Health Corp.	4.300%	3/25/2028	93	93
	CVS Health Corp.	5.400%	6/1/2029	660	682
	CVS Health Corp.	3.250%	8/15/2029	45	43
	CVS Health Corp.	5.250%	2/21/2033	80	82
	CVS Health Corp.	5.300%	6/1/2033	120	123
	CVS Health Corp.	5.700%	6/1/2034	120	125
	Dana Inc.	5.625%	6/15/2028	20	20
	Dana Inc.	4.250%	9/1/2030	230	228
	Dana Inc.	4.500%	2/15/2032	155	153
[3]	DaVita Inc.	4.625%	6/1/2030	475	455
[3]	DaVita Inc.	3.750%	2/15/2031	220	202
[3]	DaVita Inc.	6.875%	9/1/2032	490	507
[3]	DaVita Inc.	6.750%	7/15/2033	95	98
	Dell International LLC	4.900%	10/1/2026	325	327
[5]	Dell International LLC	4.750%	10/6/2032	162	161
	Dell International LLC	5.400%	4/15/2034	17	18
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	467	469
[3]	Diamond Foreign Asset Co.	8.500%	10/1/2030	715	758
	Diamondback Energy Inc.	5.200%	4/18/2027	295	299
	Diamondback Energy Inc.	3.125%	3/24/2031	5	5
[3]	Directv Financing LLC	5.875%	8/15/2027	39	39
[3]	Directv Financing LLC	8.875%	2/1/2030	285	281
[3]	Directv Financing LLC	10.000%	2/15/2031	245	245
[3]	DISH Network Corp.	11.750%	11/15/2027	234	248
[4]	DTE Energy Co.	3.400%	6/15/2029	50	48
	Duke Energy Corp.	5.000%	12/8/2027	10	10
	Duke Energy Progress LLC	3.400%	4/1/2032	50	47
	Duke Energy Progress LLC	5.250%	3/15/2033	330	343
	Eastman Chemical Co.	4.500%	12/1/2028	34	34
	Eastman Chemical Co.	5.000%	8/1/2029	295	300
	Eaton Capital ULC	4.450%	5/9/2030	30	30
	Edison International	5.250%	3/15/2032	30	30
[3,5]	EF Holdco	7.375%	9/30/2030	175	175
[3]	Element Solutions Inc.	3.875%	9/1/2028	195	189
	Elevance Health Inc.	5.150%	6/15/2029	70	72
	Elevance Health Inc.	5.375%	6/15/2034	400	412
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	150	153
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	130	140
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	672	660
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	575	551
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	255	249
	Energy Transfer LP	4.400%	3/15/2027	70	70
[4]	Energy Transfer LP	5.500%	6/1/2027	164	167
	Energy Transfer LP	5.250%	4/15/2029	70	72
	Energy Transfer LP	5.200%	4/1/2030	250	258
	Energy Transfer LP	6.400%	12/1/2030	165	179
	Energy Transfer LP	5.750%	2/15/2033	40	42
[3]	Enpro Inc.	6.125%	6/1/2033	310	318
[3]	Entegris Inc.	4.375%	4/15/2028	330	323
[3]	Entegris Inc.	4.750%	4/15/2029	55	55
[3]	Entegris Inc.	5.950%	6/15/2030	250	254
	EQT Corp.	7.500%	6/1/2027	50	51
	EQT Corp.	3.900%	10/1/2027	18	18
	EQT Corp.	4.500%	1/15/2029	5	5
	Equinix Inc.	3.900%	4/15/2032	510	489
[3]	Excelerate Energy LP	8.000%	5/15/2030	385	410
	Exelon Corp.	3.350%	3/15/2032	80	75
10

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Extra Space Storage LP	5.700%	4/1/2028	50	52
	Extra Space Storage LP	5.900%	1/15/2031	130	138
	Extra Space Storage LP	4.950%	1/15/2033	155	156
[3]	Fair Isaac Corp.	4.000%	6/15/2028	650	632
[3]	Fair Isaac Corp.	6.000%	5/15/2033	160	163
	Ferguson Enterprises Inc.	4.350%	3/15/2031	450	447
	Fifth Third Bancorp	3.950%	3/14/2028	100	100
	Fifth Third Bancorp	4.055%	4/25/2028	586	584
	Fifth Third Bancorp	6.339%	7/27/2029	100	105
	Fifth Third Bancorp	4.895%	9/6/2030	130	132
[3]	First Student Bidco Inc.	4.000%	7/31/2029	370	352
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	80	77
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	78	78
	FirstEnergy Transmission LLC	5.000%	1/15/2035	200	200
	FMC Corp.	5.650%	5/18/2033	230	230
	FMC Corp.	8.450%	11/1/2055	440	465
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	365	374
	Ford Motor Co.	9.625%	4/22/2030	5	6
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	110	107
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	320	332
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	95	102
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	208
[3]	Fortrea Holdings Inc.	7.500%	7/1/2030	45	42
[3]	Foundry JV Holdco LLC	5.500%	1/25/2031	1,200	1,246
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	550	588
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	200	211
	Fox Corp.	4.709%	1/25/2029	1,000	1,013
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	200	223
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	275	290
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	600	639
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	300	314
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	190	196
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	160	160
[3]	Frontier Communications Holdings LLC	6.750%	5/1/2029	100	101
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	130	137
[3]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	270	283
[3]	Gates Corp.	6.875%	7/1/2029	355	368
	GATX Corp.	3.250%	9/15/2026	34	34
	GATX Corp.	4.550%	11/7/2028	7	7
	GATX Corp.	4.700%	4/1/2029	17	17
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	50	51
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	110	112
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	100	104
[3]	Gen Digital Inc.	6.250%	4/1/2033	125	128
	General Electric Co.	4.900%	1/29/2036	196	199
	General Motors Financial Co. Inc.	4.350%	1/17/2027	275	275
	General Motors Financial Co. Inc.	5.000%	4/9/2027	125	126
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	46
	General Motors Financial Co. Inc.	3.850%	1/5/2028	50	50
	General Motors Financial Co. Inc.	5.050%	4/4/2028	1,400	1,423
	General Motors Financial Co. Inc.	2.400%	10/15/2028	535	506
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,000	1,039
	General Motors Financial Co. Inc.	5.550%	7/15/2029	165	170
	General Motors Financial Co. Inc.	5.850%	4/6/2030	60	63
	General Motors Financial Co. Inc.	3.600%	6/21/2030	60	57
	General Motors Financial Co. Inc.	5.750%	2/8/2031	165	172
	General Motors Financial Co. Inc.	5.625%	4/4/2032	90	93
	General Motors Financial Co. Inc.	6.400%	1/9/2033	60	64
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	170	173
	Genesis Energy LP	8.250%	1/15/2029	300	313
	Genesis Energy LP	8.000%	5/15/2033	130	136
	Georgia Power Co.	4.700%	5/15/2032	20	20
	Georgia Power Co.	4.950%	5/17/2033	122	124
[3]	Georgia-Pacific LLC	2.300%	4/30/2030	50	46
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	230	266
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,000	1,013
	Golub Capital Private Credit Fund	5.875%	5/1/2030	123	125
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	160	155
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	630	639
11

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	205	191
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	500	497
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	150	140
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	165	168
	Haleon US Capital LLC	3.625%	3/24/2032	15	14
[3]	Hanesbrands Inc.	9.000%	2/15/2031	150	159
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	430	433
	HCA Inc.	5.250%	3/1/2030	140	145
	HCA Inc.	5.450%	4/1/2031	165	172
	HCA Inc.	3.625%	3/15/2032	100	94
	Helmerich & Payne Inc.	2.900%	9/29/2031	30	27
[3]	Herc Holdings Inc.	6.625%	6/15/2029	105	108
[3]	Herc Holdings Inc.	7.000%	6/15/2030	260	270
[3]	Herc Holdings Inc.	7.250%	6/15/2033	665	695
	Hess Corp.	7.875%	10/1/2029	55	62
	Hess Corp.	7.300%	8/15/2031	5	6
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	120	124
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	272	272
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	79	79
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	92	92
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	140	139
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	120	121
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	505	501
	Highwoods Realty LP	2.600%	2/1/2031	100	88
	Highwoods Realty LP	7.650%	2/1/2034	108	123
	Hillenbrand Inc.	6.250%	2/15/2029	150	154
[3]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	350	331
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	501
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	440	446
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	200	207
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	205	209
	HPS Corporate Lending Fund	5.450%	1/14/2028	710	717
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	379	377
	HPS Corporate Lending Fund	6.750%	1/30/2029	70	73
	HSBC USA Inc.	4.650%	6/3/2028	240	243
[3]	HUB International Ltd.	7.250%	6/15/2030	50	52
[3]	HUB International Ltd.	7.375%	1/31/2032	155	162
	Hudson Pacific Properties LP	3.950%	11/1/2027	45	43
	Hudson Pacific Properties LP	5.950%	2/15/2028	500	493
	Huntington Bancshares Inc.	6.208%	8/21/2029	130	137
	Huntington Bancshares Inc.	5.272%	1/15/2031	40	41
	Huntington Bancshares Inc.	5.709%	2/2/2035	274	285
	Huntington Bancshares Inc.	2.487%	8/15/2036	50	43
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	130	134
	Huntington National Bank	4.871%	4/12/2028	250	253
	Hyatt Hotels Corp.	5.250%	6/30/2029	5	5
[3]	Imola Merger Corp.	4.750%	5/15/2029	865	842
	Ingersoll Rand Inc.	5.197%	6/15/2027	30	31
	Ingersoll Rand Inc.	5.176%	6/15/2029	30	31
	Intel Corp.	4.875%	2/10/2028	80	81
	Intel Corp.	2.450%	11/15/2029	426	396
	Intel Corp.	5.125%	2/10/2030	1,000	1,029
	Intel Corp.	2.000%	8/12/2031	54	47
	Intel Corp.	4.150%	8/5/2032	120	116
	Intel Corp.	5.200%	2/10/2033	105	107
	Intel Corp.	5.150%	2/21/2034	89	90
	Intercontinental Exchange Inc.	2.100%	6/15/2030	40	36
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	755	744
[3]	IQVIA Inc.	6.250%	6/1/2032	440	454
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	100	106
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	52	58
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	50	50
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	730	741
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	235	239
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	150	154
	JPMorgan Chase & Co.	1.578%	4/22/2027	150	148
	JPMorgan Chase & Co.	1.470%	9/22/2027	187	182
	JPMorgan Chase & Co.	5.571%	4/22/2028	100	102
	JPMorgan Chase & Co.	4.323%	4/26/2028	50	50
[4]	JPMorgan Chase & Co.	3.540%	5/1/2028	200	198
12

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMorgan Chase & Co.	2.182%	6/1/2028	22	21
	JPMorgan Chase & Co.	4.979%	7/22/2028	447	454
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,710	1,724
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	50	50
	JPMorgan Chase & Co.	5.012%	1/23/2030	270	277
	JPMorgan Chase & Co.	4.603%	10/22/2030	160	162
	JPMorgan Chase & Co.	5.140%	1/24/2031	260	269
	JPMorgan Chase & Co.	1.953%	2/4/2032	228	202
	JPMorgan Chase & Co.	5.576%	7/23/2036	500	519
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	325	321
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	150	142
	KB Home	7.250%	7/15/2030	30	31
[3]	KeHE Distributors LLC	9.000%	2/15/2029	540	568
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	20	19
	KeyBank NA	5.000%	1/26/2033	50	50
	KeyCorp	6.401%	3/6/2035	40	43
	Kinder Morgan Inc.	5.150%	6/1/2030	140	144
	Kinder Morgan Inc.	5.850%	6/1/2035	200	211
[3]	Kinetik Holdings LP	6.625%	12/15/2028	305	313
[3]	Kinetik Holdings LP	5.875%	6/15/2030	15	15
	KKR & Co. Inc.	5.100%	8/7/2035	46	46
	Kraft Heinz Foods Co.	3.750%	4/1/2030	159	154
	Kyndryl Holdings Inc.	6.350%	2/20/2034	40	43
	L3Harris Technologies Inc.	5.250%	6/1/2031	160	167
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	15	15
	Lamar Media Corp.	3.750%	2/15/2028	200	195
	Lamar Media Corp.	4.000%	2/15/2030	400	383
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	898	862
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	100	82
[3]	LifePoint Health Inc.	11.000%	10/15/2030	190	209
[3]	LifePoint Health Inc.	10.000%	6/1/2032	100	105
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	180	180
[3]	Lithia Motors Inc.	4.625%	12/15/2027	70	69
[3]	Lithia Motors Inc.	3.875%	6/1/2029	70	67
[3]	Live Nation Entertainment Inc.	5.625%	3/15/2026	120	120
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	110	111
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	100	98
	Lowe's Cos. Inc.	3.950%	10/15/2027	45	45
	Lowe's Cos. Inc.	4.000%	10/15/2028	25	25
	Lowe's Cos. Inc.	4.250%	3/15/2031	75	75
	Lowe's Cos. Inc.	4.500%	10/15/2032	475	471
	Lowe's Cos. Inc.	4.850%	10/15/2035	375	372
	M&T Bank Corp.	4.553%	8/16/2028	300	302
	M&T Bank Corp.	7.413%	10/30/2029	161	175
	M&T Bank Corp.	5.179%	7/8/2031	148	152
	M&T Bank Corp.	6.082%	3/13/2032	238	253
	M&T Bank Corp.	5.053%	1/27/2034	48	48
	M&T Bank Corp.	5.400%	7/30/2035	168	169
[4]	M&T Bank Corp.	5.385%	1/16/2036	25	25
[3]	Magnera Corp.	7.250%	11/15/2031	613	577
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
	Marriott International Inc.	5.300%	5/15/2034	30	31
[3]	Matador Resources Co.	6.500%	4/15/2032	300	303
[3]	Matador Resources Co.	6.250%	4/15/2033	40	40
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	172	169
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	15	15
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	258	244
[3]	McAfee Corp.	7.375%	2/15/2030	490	455
	McKesson Corp.	4.950%	5/30/2032	795	814
[3]	Medline Borrower LP	3.875%	4/1/2029	865	835
[3]	Medline Borrower LP	6.250%	4/1/2029	270	277
[3]	Medline Borrower LP	5.250%	10/1/2029	230	228
	MGM Resorts International	6.500%	4/15/2032	355	362
[3]	Midcontinent Communications	8.000%	8/15/2032	795	819
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	80	82
[3]	MIWD Holdco II LLC	5.500%	2/1/2030	770	752
	Morgan Stanley	2.475%	1/21/2028	100	98
	Morgan Stanley	5.173%	1/16/2030	560	575
	Morgan Stanley	4.654%	10/18/2030	1,000	1,011
	Morgan Stanley	5.230%	1/15/2031	235	243
13

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.466%	1/18/2035	50	52
	Morgan Stanley	5.664%	4/17/2036	245	259
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	822	834
	Motorola Solutions Inc.	5.200%	8/15/2032	245	252
	MPT Operating Partnership LP	3.500%	3/15/2031	100	73
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	1,015	1,081
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	20	19
	Nasdaq Inc.	5.350%	6/28/2028	112	116
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	400	410
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	180	182
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	75	78
	Navient Corp.	4.875%	3/15/2028	58	57
	Navient Corp.	5.500%	3/15/2029	150	147
	Navient Corp.	9.375%	7/25/2030	235	260
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	35	37
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	140	140
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	710	730
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	75	75
[3]	NCL Finance Ltd.	6.125%	3/15/2028	150	153
	Nevada Power Co.	6.250%	5/15/2055	80	81
	Newell Brands Inc.	6.375%	9/15/2027	124	126
[3]	Newell Brands Inc.	8.500%	6/1/2028	150	159
	Newell Brands Inc.	6.625%	9/15/2029	631	635
	Newell Brands Inc.	6.375%	5/15/2030	165	164
	Newell Brands Inc.	6.625%	5/15/2032	220	217
	Newell Brands Inc.	6.875%	4/1/2036	50	50
	Newell Brands Inc.	7.000%	4/1/2046	375	331
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	430	435
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	280	288
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	220	229
	NiSource Inc.	5.250%	3/30/2028	30	31
	NiSource Inc.	5.200%	7/1/2029	205	211
	NiSource Inc.	5.400%	6/30/2033	20	21
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	145	145
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	135	134
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	285	285
	NNN REIT Inc.	5.600%	10/15/2033	50	52
	Northrop Grumman Corp.	5.250%	7/15/2035	80	83
[3]	Novelis Corp.	4.750%	1/30/2030	271	262
[3]	Novelis Corp.	6.875%	1/30/2030	235	243
[3]	Novelis Corp.	3.875%	8/15/2031	641	584
[3]	Novelis Corp.	6.375%	8/15/2033	75	76
[3]	NRG Energy Inc.	5.750%	7/15/2029	110	110
[3,5]	NRG Energy Inc.	5.750%	1/15/2034	340	340
[3]	NRG Energy Inc.	6.250%	11/1/2034	300	308
[3,5]	NRG Energy Inc.	6.000%	1/15/2036	425	425
	Nucor Corp.	3.125%	4/1/2032	10	9
	OGE Energy Corp.	5.450%	5/15/2029	80	83
[3]	Olin Corp.	6.625%	4/1/2033	600	604
[3]	Olympus Water US Holding Corp.	9.750%	11/15/2028	470	493
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	500	507
[3,5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	710	710
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	120	115
	OneMain Finance Corp.	3.500%	1/15/2027	440	430
	OneMain Finance Corp.	3.875%	9/15/2028	75	72
	OneMain Finance Corp.	6.625%	5/15/2029	400	412
	OneMain Finance Corp.	6.125%	5/15/2030	70	71
	OneMain Finance Corp.	6.500%	3/15/2033	190	190
	ONEOK Inc.	5.800%	11/1/2030	55	58
	Oracle Corp.	4.450%	9/26/2030	509	509
	Oracle Corp.	4.800%	9/26/2032	45	45
[3]	Organon & Co.	4.125%	4/30/2028	251	243
[3]	Organon & Co.	6.750%	5/15/2034	370	355
[3]	Outfront Media Capital LLC	7.375%	2/15/2031	250	264
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	495	504
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	570	576
	Pacific Gas & Electric Co.	2.100%	8/1/2027	190	183
	Pacific Gas & Electric Co.	2.500%	2/1/2031	250	223
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	500	520
	Paramount Global	2.900%	1/15/2027	24	24
14

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	3.700%	6/1/2028	1,640	1,604
	Paramount Global	4.950%	1/15/2031	230	227
	Paramount Global	4.200%	5/19/2032	365	340
	Paramount Global	4.375%	3/15/2043	75	58
[3]	Park Intermediate Holdings LLC	7.000%	2/1/2030	120	124
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	245	239
[3]	Penn Entertainment Inc.	4.125%	7/1/2029	140	131
[3]	Performance Food Group Inc.	5.500%	10/15/2027	270	270
[3]	Performance Food Group Inc.	4.250%	8/1/2029	660	641
[3]	Performance Food Group Inc.	6.125%	9/15/2032	155	159
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	285	285
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	17	19
	Pfizer Inc.	1.700%	5/28/2030	25	22
	Philip Morris International Inc.	5.125%	11/17/2027	20	20
	Philip Morris International Inc.	4.625%	11/1/2029	1,000	1,015
	Philip Morris International Inc.	5.625%	11/17/2029	20	21
	Philip Morris International Inc.	5.125%	2/15/2030	50	52
	Philip Morris International Inc.	5.500%	9/7/2030	5	5
	Philip Morris International Inc.	5.750%	11/17/2032	20	21
	Philip Morris International Inc.	5.375%	2/15/2033	35	37
	Philip Morris International Inc.	4.875%	4/30/2035	190	190
	Phillips 66 Co.	5.250%	6/15/2031	85	88
[3]	Phinia Inc.	6.625%	10/15/2032	210	216
	Pinnacle West Capital Corp.	4.900%	5/15/2028	70	71
	Pioneer Natural Resources Co.	1.900%	8/15/2030	100	90
	Plains All American Pipeline LP	4.700%	1/15/2031	40	40
	Plains All American Pipeline LP	5.950%	6/15/2035	30	31
	PNC Financial Services Group Inc.	5.582%	6/12/2029	150	155
	PNC Financial Services Group Inc.	5.492%	5/14/2030	420	437
	PNC Financial Services Group Inc.	5.222%	1/29/2031	240	248
	PNC Financial Services Group Inc.	6.037%	10/28/2033	250	270
[3]	Post Holdings Inc.	5.500%	12/15/2029	82	82
[3]	Post Holdings Inc.	6.250%	2/15/2032	190	195
[3]	Post Holdings Inc.	6.375%	3/1/2033	270	273
	Prudential Financial Inc.	6.500%	3/15/2054	50	54
[3]	PSEG Power LLC	5.750%	5/15/2035	300	314
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	439
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	135	136
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	95	97
	Quest Diagnostics Inc.	4.200%	6/30/2029	50	50
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	550	570
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	640	665
[3]	Radiology Partners Inc.	8.500%	7/15/2032	405	421
	Range Resources Corp.	8.250%	1/15/2029	350	359
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	105	108
	Realty Income Corp.	2.700%	2/15/2032	45	41
	Regions Financial Corp.	5.722%	6/6/2030	647	674
	Regions Financial Corp.	5.502%	9/6/2035	265	272
	Revvity Inc.	3.300%	9/15/2029	69	66
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	650	669
[3]	RHP Hotel Properties LP	6.500%	6/15/2033	125	129
[3]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	85	87
[3,5]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	70	71
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	710	729
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	230	238
[3]	Rocket Mortgage LLC	2.875%	10/15/2026	185	181
[3]	Rocket Mortgage LLC	3.625%	3/1/2029	450	429
[3]	Rocket Mortgage LLC	3.875%	3/1/2031	295	276
[3]	Rocket Software Inc.	9.000%	11/28/2028	255	263
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	90	94
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	200	194
[3]	Ryan Specialty LLC	5.875%	8/1/2032	400	405
	Ryder System Inc.	6.600%	12/1/2033	125	140
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	40	40
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	565	567
	Sabra Health Care LP	3.900%	10/15/2029	81	78
	Sabra Health Care LP	3.200%	12/1/2031	30	27
	SBA Communications Corp.	3.875%	2/15/2027	940	926
	SBA Communications Corp.	3.125%	2/1/2029	100	94
[3]	Schlumberger Holdings Corp.	5.000%	5/29/2027	230	233
15

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Science Applications International Corp.	5.875%	11/1/2033	80	80
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	180	159
[3]	Sealed Air Corp.	4.000%	12/1/2027	380	373
[3]	Sealed Air Corp.	6.125%	2/1/2028	160	162
[3]	Sealed Air Corp.	5.000%	4/15/2029	150	149
[3]	Sealed Air Corp.	7.250%	2/15/2031	300	315
	Service Corp. International	3.375%	8/15/2030	380	352
[3]	Service Properties Trust	0.000%	9/30/2027	240	212
	Service Properties Trust	5.500%	12/15/2027	115	113
	Service Properties Trust	8.375%	6/15/2029	580	589
[3]	Shift4 Payments LLC	6.750%	8/15/2032	130	134
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	200	193
[3]	Six Flags Entertainment Corp.	6.625%	5/1/2032	130	133
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	190	197
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	165	165
	Southern California Edison Co.	5.200%	6/1/2034	120	119
[4]	Southern Co.	3.700%	4/30/2030	75	73
[4]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	20	20
[4]	Southern Power Co.	4.250%	10/1/2030	170	169
[4]	Southern Power Co.	4.900%	10/1/2035	90	89
[3]	Spirit AeroSystems Inc.	9.375%	11/30/2029	202	213
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	560	616
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	245	245
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	115	118
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	61
[3]	Star Parent Inc.	9.000%	10/1/2030	290	307
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	115	121
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	205	208
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	100	104
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	255	255
[3]	Sunoco LP	7.000%	9/15/2028	175	180
[3]	Sunoco LP	5.625%	3/15/2031	485	482
[3]	Sunoco LP	6.250%	7/1/2033	275	280
[3]	Sunoco LP	7.875%	Perpetual	215	219
	Synopsys Inc.	4.650%	4/1/2028	110	111
	Synopsys Inc.	4.850%	4/1/2030	140	143
	Synopsys Inc.	5.000%	4/1/2032	130	133
	Synovus Financial Corp.	6.168%	11/1/2030	217	225
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	585	603
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	140	138
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	280	277
	Tapestry Inc.	5.100%	3/11/2030	55	56
	Targa Resources Corp.	5.200%	7/1/2027	35	36
	Targa Resources Corp.	6.150%	3/1/2029	105	111
	Targa Resources Corp.	4.900%	9/15/2030	210	213
	Targa Resources Corp.	6.125%	3/15/2033	45	48
	Targa Resources Corp.	6.500%	3/30/2034	105	114
	Targa Resources Partners LP	4.000%	1/15/2032	8	8
	Tenet Healthcare Corp.	5.125%	11/1/2027	100	100
	Tenet Healthcare Corp.	6.125%	10/1/2028	196	196
	Tenet Healthcare Corp.	4.250%	6/1/2029	40	39
	Tenet Healthcare Corp.	6.125%	6/15/2030	400	406
	Tenet Healthcare Corp.	6.750%	5/15/2031	615	637
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	95	98
	T-Mobile USA Inc.	5.300%	5/15/2035	300	307
[3]	TopBuild Corp.	3.625%	3/15/2029	125	120
[3]	TopBuild Corp.	5.625%	1/31/2034	190	189
	Toyota Motor Credit Corp.	5.100%	3/21/2031	195	202
[3]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	140	144
[3]	TransDigm Inc.	6.750%	8/15/2028	495	505
[3]	TransDigm Inc.	6.375%	3/1/2029	504	516
[3]	TransDigm Inc.	7.125%	12/1/2031	130	136
[3]	TransDigm Inc.	6.625%	3/1/2032	8	8
[3]	TransDigm Inc.	6.375%	5/31/2033	1,045	1,060
[3]	Transocean International Ltd.	8.250%	5/15/2029	370	365
[3]	Transocean International Ltd.	8.750%	2/15/2030	578	607
[3]	Transocean International Ltd.	8.500%	5/15/2031	175	172
[3,5]	Transocean International Ltd.	7.875%	10/15/2032	120	120
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	28	29
[3]	Tronox Inc.	9.125%	9/30/2030	420	412
16

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Truist Financial Corp.	7.161%	10/30/2029	60	65
[4]	Truist Financial Corp.	5.071%	5/20/2031	405	415
	Uber Technologies Inc.	4.300%	1/15/2030	90	90
	Uber Technologies Inc.	4.150%	1/15/2031	35	35
	Uber Technologies Inc.	4.800%	9/15/2035	290	287
[3]	UKG Inc.	6.875%	2/1/2031	365	377
[3]	United Airlines Inc.	4.375%	4/15/2026	358	357
[3]	United Wholesale Mortgage LLC	5.500%	11/15/2025	340	340
	UnitedHealth Group Inc.	4.400%	6/15/2028	55	56
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	205
	UnitedHealth Group Inc.	5.350%	2/15/2033	5	5
	UnitedHealth Group Inc.	4.500%	4/15/2033	15	15
	UnitedHealth Group Inc.	5.300%	6/15/2035	75	78
[3]	Univision Communications Inc.	8.000%	8/15/2028	25	26
[3]	Univision Communications Inc.	7.375%	6/30/2030	230	233
[3]	Univision Communications Inc.	8.500%	7/31/2031	940	971
[3]	Univision Communications Inc.	9.375%	8/1/2032	505	536
	US Bancorp	6.787%	10/26/2027	810	832
	US Bancorp	5.083%	5/15/2031	214	220
	US Bancorp	5.836%	6/12/2034	93	99
[3]	US Foods Inc.	6.875%	9/15/2028	15	15
[3]	US Foods Inc.	4.750%	2/15/2029	337	332
[3]	US Foods Inc.	5.750%	4/15/2033	115	116
[3]	USI Inc.	7.500%	1/15/2032	70	73
[3]	UWM Holdings LLC	6.625%	2/1/2030	105	107
[3]	Vail Resorts Inc.	5.625%	7/15/2030	225	227
[3]	Vail Resorts Inc.	6.500%	5/15/2032	575	595
[3]	Valaris Ltd.	8.375%	4/30/2030	340	353
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	845	810
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	170	177
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	100	94
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	885	976
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	345	362
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	700	762
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	400	442
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	100	105
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	115	122
	Verizon Communications Inc.	1.680%	10/30/2030	50	44
	Verizon Communications Inc.	6.400%	9/15/2033	400	441
	Virginia Electric & Power Co.	5.300%	8/15/2033	400	415
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	140	141
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	130	130
[3]	Vistra Operations Co. LLC	5.000%	7/31/2027	80	80
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	410	402
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	125	132
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	85	89
[3]	Vital Energy Inc.	7.750%	7/31/2029	180	179
[3]	Vital Energy Inc.	7.875%	4/15/2032	65	63
	VMware LLC	1.800%	8/15/2028	30	28
	VMware LLC	4.700%	5/15/2030	161	163
	VMware LLC	2.200%	8/15/2031	60	53
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	870	694
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	210	156
[3]	Wayfair LLC	7.250%	10/31/2029	290	300
[3]	Wayfair LLC	7.750%	9/15/2030	300	315
[3,5]	Weatherford International Ltd.	6.750%	10/15/2033	140	140
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	200	206
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	160	166
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	200	207
	Western Digital Corp.	4.750%	2/15/2026	80	80
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	150	153
[3]	WEX Inc.	6.500%	3/15/2033	125	128
	Whirlpool Corp.	6.125%	6/15/2030	45	45
	Whirlpool Corp.	6.500%	6/15/2033	1,014	1,012
	Williams Cos. Inc.	4.900%	3/15/2029	625	637
	Workday Inc.	3.800%	4/1/2032	500	478
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	605	563
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	260	265
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	215	213
	WRKCo Inc.	4.000%	3/15/2028	25	25
17

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	700	684
	X Corp.	9.500%	10/26/2029	435	437
[3]	XHR LP	4.875%	6/1/2029	75	74
[3]	XHR LP	6.625%	5/15/2030	75	77
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	250	246
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	845	867
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	95	100
					204,953
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	320	336
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	385	407
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	65	67
					810
Total Corporate Bonds (Cost $243,172)					248,113
Floating Rate Loan Interests (2.6%)
Germany (0.0%)
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 3.000%	7.197%	4/30/2030	70	70
United Kingdom (0.1%)
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	310	310
United States (2.5%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.575%	5/28/2032	125	125
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	209	208
[6]	Asurion LLC First Lien Term Loan B-11, TSFR1M + 4.250%	8.513%	8/21/2028	196	197
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	524	520
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.913%	2/15/2029	199	198
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	570	571
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	100	100
[6]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.500%	6.742%	10/16/2031	262	263
[6]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.546%	7/6/2029	99	85
[6]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.163%	8/18/2028	43	43
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.913%	1/28/2032	305	304
[6]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.816%	5/6/2030	399	399
[6]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR1M + 3.250%	7.483%	3/21/2031	150	150
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	274	274
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Delayed Draw Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	5	5
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.030%	3/26/2032	184	181
[6]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	1	1
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.316%	4/23/2031	503	503
[6]	First Student Bidco Inc. First Lien 11th Amendment Term Loan, TSFR3M + 2.500%	6.711%	8/15/2030	279	279
[6]	First Student Bidco Inc. First Lien Term Loan C, TSFR1M + 2.500%	6.711%	8/15/2030	51	51
[6]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	305	304
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.650%	7/1/2031	55	55
[6]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	290	290
[6]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	6.913%	3/8/2032	109	110
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.223%	3/1/2029	534	508
[6]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 2.000%	6.163%	10/23/2030	255	255
[6]	OPAL US LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/2032	295	296
[6]	Orion US Finco Inc. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/2032	155	156
[6]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	120	120
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	556	556
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	425	427
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.816%	7/31/2031	860	859
[6]	TransDigm Inc. First Lien Term Loan M, TSFR3M + 2.500%	6.502%	8/19/2032	250	250
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	474	483
[6]	UKG Inc. First Lien Initial Term Loan, TSFR3M + 2.500%	6.810%	2/10/2031	225	225
[6]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	5.913%	5/24/2030	87	87
					9,438
Total Floating Rate Loan Interests (Cost $9,830)					9,818
18

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (9.5%)
Argentina (0.4%)
[4]	Argentine Republic	0.750%	7/9/2030	1,296	875
[4]	Argentine Republic	4.125%	7/9/2035	245	128
[4]	Argentine Republic	3.500%	7/9/2041	475	231
[4]	Argentine Republic	4.125%	7/9/2046	554	289
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	133	133
					1,656
Azerbaijan (0.1%)
[4,8]	Southern Gas Corridor CJSC	6.875%	3/24/2026	200	202
Brazil (0.3%)
	Federative Republic of Brazil	5.500%	11/6/2030	582	594
	Federative Republic of Brazil	7.250%	1/12/2056	605	613
					1,207
Bulgaria (0.1%)
[4]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[4,9]	Republic of Bulgaria	4.125%	7/18/2045	483	546
					547
Chile (0.3%)
[3,4]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	265	284
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	700	711
					995
Colombia (0.5%)
	Ecopetrol SA	4.625%	11/2/2031	583	522
	Ecopetrol SA	7.750%	2/1/2032	407	421
[4]	Republic of Colombia	8.000%	4/20/2033	500	545
[4]	Republic of Colombia	8.500%	4/25/2035	390	432
					1,920
Costa Rica (0.1%)
	Republic of Costa Rica	7.158%	3/12/2045	200	216
Dominican Republic (0.4%)
[4]	Dominican Republic	6.000%	7/19/2028	450	464
[4]	Dominican Republic	7.050%	2/3/2031	150	162
[3,4]	Dominican Republic	6.950%	3/15/2037	812	868
					1,494
Ecuador (0.0%)
[4]	Republic of Ecuador	0.000%	7/31/2030	120	92
Egypt (0.3%)
[4,9]	Arab Republic of Egypt	4.750%	4/16/2026	200	235
[4]	Arab Republic of Egypt	8.500%	1/31/2047	600	529
[3,4,5]	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	200	200
					964
El Salvador (0.4%)
[3,4,10]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	270	283
[3,4]	Republic of El Salvador	9.650%	11/21/2054	245	265
[4]	Republic of El Salvador	9.650%	11/21/2054	850	918
					1,466
Germany (0.0%)
[9]	Federal Republic of Germany	1.250%	8/15/2048	97	78
Ghana (0.1%)
[4]	Republic of Ghana	0.000%	7/3/2026	72	70
[4]	Republic of Ghana	5.000%	7/3/2029	300	291
					361
Guatemala (0.4%)
[4]	Republic of Guatemala	4.875%	2/13/2028	698	699
[4]	Republic of Guatemala	4.900%	6/1/2030	200	199
[4]	Republic of Guatemala	5.375%	4/24/2032	200	201
[3,4]	Republic of Guatemala	6.250%	8/15/2036	200	207
					1,306
Hungary (0.3%)
[4,11]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	500	517
[4]	Republic of Hungary	6.250%	9/22/2032	200	215
19

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Republic of Hungary	4.500%	6/16/2034	160	192
[3,4]	Republic of Hungary	6.750%	9/23/2055	200	212
					1,136
Ivory Coast (0.1%)
[3,4]	Ivory Coast Government Bond	8.075%	4/1/2036	301	311
Jordan (0.1%)
[4]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	400	418
Kazakhstan (0.1%)
[3,4]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	200	204
[3,4]	Republic of Kazakhstan	5.000%	7/1/2032	233	238
					442
Mexico (3.2%)
[3,4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,340	1,360
	Petroleos Mexicanos	6.875%	8/4/2026	450	455
	Petroleos Mexicanos	6.500%	3/13/2027	375	379
	Petroleos Mexicanos	8.750%	6/2/2029	1,115	1,201
	Petroleos Mexicanos	6.840%	1/23/2030	1,310	1,332
	Petroleos Mexicanos	6.625%	6/15/2038	410	371
	Petroleos Mexicanos	6.375%	1/23/2045	170	138
	Petroleos Mexicanos	6.750%	9/21/2047	19	16
[4]	United Mexican States	2.659%	5/24/2031	738	658
[4]	United Mexican States	5.850%	7/2/2032	2,000	2,070
[4]	United Mexican States	5.375%	3/22/2033	509	509
[4]	United Mexican States	6.875%	5/13/2037	2,150	2,323
[9]	United Mexican States	5.125%	3/19/2038	1,050	1,253
					12,065
Morocco (0.2%)
[3,4]	OCP SA	6.100%	4/30/2030	685	718
Oman (0.3%)
[4]	Oman Government Bond	4.750%	6/15/2026	1,000	1,001
Paraguay (0.2%)
[4]	Paraguay Government Bond	4.700%	3/27/2027	286	288
[3,4]	Paraguay Government Bond	6.650%	3/4/2055	274	292
					580
Peru (0.1%)
[4]	Republic of Peru	2.783%	1/23/2031	525	485
Romania (0.0%)
[4,9]	Republic of Romania	2.124%	7/16/2031	60	60
Saudi Arabia (0.2%)
[3,4]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	745	743
Senegal (0.1%)
[4]	Republic of Senegal	6.250%	5/23/2033	400	289
Serbia (0.3%)
[4,9]	Serbia International Bond	1.500%	6/26/2029	115	125
[4]	Serbia International Bond	2.125%	12/1/2030	1,300	1,136
					1,261
South Africa (0.3%)
[4]	Republic of South Africa	4.850%	9/30/2029	1,000	988
[3,4]	Republic of South Africa	7.950%	11/19/2054	200	203
					1,191
Sri Lanka (0.0%)
[3]	Republic of Sri Lanka	4.000%	4/15/2028	36	35
[3,4]	Republic of Sri Lanka	3.100%	1/15/2030	65	61
[3]	Republic of Sri Lanka	3.600%	6/15/2035	46	33
[4]	Republic of Sri Lanka	3.600%	6/15/2035	35	25
					154
Turkiye (0.3%)
[4,9]	Republic of Turkiye	5.200%	8/17/2031	940	1,117
20

Multi-Sector Income Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Turkiye	5.750%	5/11/2047	202	160
					1,277
Ukraine (0.1%)
[4]	Ukraine Government Bond	0.000%	2/1/2034	24	10
[3,4]	Ukraine Government Bond	0.000%	2/1/2035	46	22
[3,4]	Ukraine Government Bond	4.500%	2/1/2035	94	52
[3,4]	Ukraine Government Bond	0.000%	2/1/2036	38	19
[4]	Ukraine Government Bond	0.000%	2/1/2036	258	125
[3,4]	Ukraine Government Bond	4.500%	2/1/2036	493	267
					495
Uzbekistan (0.1%)
[3,4]	Uzbekneftegaz JSC	8.750%	5/7/2030	390	417
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	290	278
Total Sovereign Bonds (Cost $34,709)					35,825
				Shares
Temporary Cash Investments (5.5%)
Money Market Fund (4.3%)
[12]	Vanguard Market Liquidity Fund	4.180%		163,366	16,337
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.2%)
	United States Treasury Bill	3.685%	9/3/2026	4,580	4,430
Total Temporary Cash Investments (Cost $20,764)					20,767
Total Investments (101.8%) (Cost $377,514)					383,925
Other Assets and Liabilities—Net (-1.8%)					(6,792)
Net Assets (100%)					377,133
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,977 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $258 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $168,641, representing 44.7% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Guaranteed by the Republic of Azerbaijan.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of El Salvador.
11	Guaranteed by the Republic of Hungary.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
21

Multi-Sector Income Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	79	16,463	(25)
10-Year U.S. Treasury Note	December 2025	25	2,813	5
Ultra Long U.S. Treasury Bond	December 2025	4	480	(2)
				(22)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(78)	(8,517)	13
Euro-Bobl	December 2025	(5)	(692)	—
Euro-Bund	December 2025	(13)	(1,962)	(2)
Euro-Buxl	December 2025	(3)	(403)	(10)
				1
				(21)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	USD	3,602	EUR	3,040	17	—
Toronto-Dominion Bank	12/17/2025	USD	10	EUR	9	—	—
						17	—

EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Argentine Republic	12/20/2030	USD	145	5.000	(47)	3
CDX-NA-HY-S44-V1	6/20/2030	USD	9,250	5.000	749	233
CDX-NA-HY-S45-V1	12/20/2030	USD	6,000	5.000	471	16
Republic of Turkiye	12/20/2030	USD	1,021	1.000	(71)	1
						253
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
22

Multi-Sector Income Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $361,178)	367,588
Affiliated Issuers (Cost $16,336)	16,337
Total Investments in Securities	383,925
Investment in Vanguard	8
Foreign Currency, at Value (Cost $19)	19
Receivables for Investment Securities Sold	875
Receivables for Accrued Income	4,318
Receivables for Capital Shares Issued	4,301
Variation Margin Receivable—Futures Contracts	8
Variation Margin Receivable—Centrally Cleared Swap Contracts	—
Unrealized Appreciation—Forward Currency Contracts	17
Total Assets	393,471
Liabilities
Due to Custodian	289
Payables for Investment Securities Purchased	15,497
Payables for Capital Shares Redeemed	108
Payables for Distributions	398
Payables to Vanguard	46
Unrealized Depreciation—Forward Currency Contracts	—
Total Liabilities	16,338
Net Assets	377,133
At September 30, 2025, net assets consisted of:

Paid-in Capital	370,928
Total Distributable Earnings (Loss)	6,205
Net Assets	377,133

Investor Shares—Net Assets
Applicable to 2,890,847 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,678
Net Asset Value Per Share—Investor Shares	$9.23

Admiral™ Shares—Net Assets
Applicable to 18,988,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	350,455
Net Asset Value Per Share—Admiral Shares	$18.46
See accompanying Notes, which are an integral part of the Financial Statements.
23

Multi-Sector Income Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	15,192
Total Income	15,192
Expenses
The Vanguard Group—Note B
Investment Advisory Services	67
Management and Administrative—Investor Shares	71
Management and Administrative—Admiral Shares	509
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	12
Custodian Fees	25
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—Admiral Shares	12
Trustees’ Fees and Expenses	—
Other Expenses	22
Total Expenses	771
Net Investment Income	14,421
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,058
Futures Contracts	(414)
Options Purchased	(5)
Swap Contracts	368
Forward Currency Contracts	(151)
Foreign Currencies	(25)
Realized Net Gain (Loss)	1,831
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(199)
Futures Contracts	26
Swap Contracts	141
Forward Currency Contracts	16
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	(18)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,234
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $235, less than $1, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Multi-Sector Income Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025	2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,421	8,942
Realized Net Gain (Loss)	1,831	588
Change in Unrealized Appreciation (Depreciation)	(18)	10,838
Net Increase (Decrease) in Net Assets Resulting from Operations	16,234	20,368
Distributions
Investor Shares	(1,380)	(1,070)
Admiral Shares	(13,388)	(8,059)
Total Distributions	(14,768)	(9,129)
Capital Share Transactions
Investor Shares	4,864	5,417
Admiral Shares	164,550	90,457
Net Increase (Decrease) from Capital Share Transactions	169,414	95,874
Total Increase (Decrease)	170,880	107,113
Net Assets
Beginning of Period	206,253	99,140
End of Period	377,133	206,253
See accompanying Notes, which are an integral part of the Financial Statements.
25

Multi-Sector Income Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,			October 12, 2021[1] to September 30,
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.21	$8.51	$8.32	$10.00
Investment Operations
Net Investment Income[2]	.521	.526	.490	.296
Net Realized and Unrealized Gain (Loss) on Investments	.023	.701	.157	(1.665)
Total from Investment Operations	.544	1.227	.647	(1.369)
Distributions
Dividends from Net Investment Income	(.524)	(.527)	(.457)	(.294)
Distributions from Realized Capital Gains	—	—	—	(.017)
Total Distributions	(.524)	(.527)	(.457)	(.311)
Net Asset Value, End of Period	$9.23	$9.21	$8.51	$8.32
Total Return[3]	6.16%	14.82%	7.80%	-13.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27	$22	$15	$1
Ratio of Total Expenses to Average Net Assets	0.40%	0.40%[4]	0.40%	0.40%[5]
Ratio of Net Investment Income to Average Net Assets	5.73%	5.91%	5.62%	3.30%[5]
Portfolio Turnover Rate	118%	81%	94%	118%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the Investor Shares. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.45% for 2024.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Multi-Sector Income Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,			October 12, 2021[1] to September 30,
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$18.42	$17.02	$16.63	$20.00
Investment Operations
Net Investment Income[2]	1.058	1.071	.979	.611
Net Realized and Unrealized Gain (Loss) on Investments	.049	1.400	.342	(3.341)
Total from Investment Operations	1.107	2.471	1.321	(2.730)
Distributions
Dividends from Net Investment Income	(1.067)	(1.071)	(.931)	(.606)
Distributions from Realized Capital Gains	—	—	—	(.034)
Total Distributions	(1.067)	(1.071)	(.931)	(.640)
Net Asset Value, End of Period	$18.46	$18.42	$17.02	$16.63
Total Return[3]	6.27%	14.93%	7.97%	-13.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$350	$184	$84	$21
Ratio of Total Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%[4]
Ratio of Net Investment Income to Average Net Assets	5.81%	6.01%	5.62%	3.40%[4]
Portfolio Turnover Rate	118%	81%	94%	118%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Multi-Sector Income Bond Fund
Notes to Financial Statements
Vanguard Multi-Sector Income Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at September 30, 2025.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
28

Multi-Sector Income Bond Fund
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 6% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
29

Multi-Sector Income Bond Fund
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
30

Multi-Sector Income Bond Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,806	—	38,806
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,596	—	30,596
Corporate Bonds	—	248,113	—	248,113
Floating Rate Loan Interests	—	9,818	—	9,818
Sovereign Bonds	—	35,825	—	35,825
Temporary Cash Investments	16,337	4,430	—	20,767
Total	16,337	367,588	—	383,925

Derivative Financial Instruments
Assets
Futures Contracts[1]	18	—	—	18
Forward Currency Contracts	—	17	—	17
Swap Contracts[1]	—	253	—	253
Total	18	270	—	288
Liabilities
Futures Contracts[1]	(39)	—	—	(39)
Forward Currency Contracts	—	—	—	—
Total	(39)	—	—	(39)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	18	—	—	18
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	253	253
Unrealized Appreciation—Forward Currency Contracts	—	17	—	17
Total Assets	18	17	253	288

Unrealized Depreciation—Futures Contracts[1]	(39)	—	—	(39)
Total Liabilities	(39)	—	—	(39)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
31

Multi-Sector Income Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(414)	—	—	(414)
Options Purchased	(5)	—	—	(5)
Swap Contracts	—	—	368	368
Forward Currency Contracts	—	(151)	—	(151)
Realized Net Gain (Loss) on Derivatives	(419)	(151)	368	(202)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	26	—	—	26
Swap Contracts	—	—	141	141
Forward Currency Contracts	—	16	—	16
Change in Unrealized Appreciation (Depreciation) on Derivatives	26	16	141	183
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	544
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,555
Capital Loss Carryforwards	(496)
Qualified Late-Year Losses	—
Other Temporary Differences	(398)
Total	6,205
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	14,768	9,129
Long-Term Capital Gains	—	—
Total	14,768	9,129
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	377,623
Gross Unrealized Appreciation	7,396
Gross Unrealized Depreciation	(841)
Net Unrealized Appreciation (Depreciation)	6,555
F.  During the year ended September 30, 2025, the fund purchased $317,376,000 of investment securities and sold $182,721,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $130,362,000 and $107,900,000, respectively.
32

Multi-Sector Income Bond Fund
G.  Capital share transactions for each class of shares were:
	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,556	2,151	19,964	2,246
Issued in Lieu of Cash Distributions	986	108	767	86
Redeemed	(15,678)	(1,732)	(15,314)	(1,735)
Net Increase (Decrease)—Investor Shares	4,864	527	5,417	597
Admiral Shares
Issued	226,489	12,382	121,651	6,835
Issued in Lieu of Cash Distributions	8,901	490	5,664	318
Redeemed	(70,840)	(3,900)	(36,858)	(2,076)
Net Increase (Decrease)—Admiral Shares	164,550	8,972	90,457	5,077
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
33

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Multi-Sector Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Multi-Sector Income Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period October 12, 2021 (inception) through September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period October 12, 2021 (inception) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
34

Tax information (unaudited)
The fund hereby designates for the fiscal year $961,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 75.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q41810 112025
35

Financial Statements
For the period ended September 30, 2025
Vanguard Multi-Sector Income Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	24
Tax information	25

Multi-Sector Income Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.8%)
	United States Treasury Note/Bond	1.125%	2/29/2028	650	613
	United States Treasury Note/Bond	1.500%	1/31/2027	200	194
	United States Treasury Note/Bond	1.625%	10/31/2026	45	44
	United States Treasury Note/Bond	1.875%	2/15/2041	61	43
	United States Treasury Note/Bond	2.500%	2/15/2046	137	97
	United States Treasury Note/Bond	2.875%	5/15/2028	418	410
[1,2]	United States Treasury Note/Bond	3.750%	4/30/2027–4/15/2028	658	660
[2]	United States Treasury Note/Bond	3.875%	3/31/2027	163	163
[1]	United States Treasury Note/Bond	4.125%	10/31/2026–3/31/2029	1,185	1,194
	United States Treasury Note/Bond	4.500%	4/15/2027–8/15/2039	326	330
	United States Treasury Note/Bond	4.625%	11/15/2026	454	458
Total U.S. Government and Agency Obligations (Cost $4,193)					4,206
Asset-Backed/Commercial Mortgage-Backed Securities (9.9%)
Canada (0.1%)
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	178	180
Cayman Islands (0.2%)
[3,4]	Basswood Park CLO Ltd. Series 2021-1A	5.523%	4/20/2034	100	100
[3,4]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	100	100
					200
United States (9.6%)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	280	280
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	120	120
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	375	386
[3,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	395	390
[3,4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	100	99
[3,4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2030	100	97
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	375	394
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	99
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	375	354
[3,4,6]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.474%	8/16/2029	150	150
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	375	381
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	375	386
[3,4]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	375	379
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	250	253
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	375	378
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	334	334
[3,4,6]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	198	198
[3,4]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	376	372
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	220	221
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	230	230
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	100	102
[3,4,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	270	270
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	50	50
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	242	243
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	60	60
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	375	383
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	255
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	150	151
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	100	101
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	325	344
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	375	380
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	200	202
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	10	10
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	10	10
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	208
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	204
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	375	378
1

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	240	242
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	201
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	210	210
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	40	40
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	30	30
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	140	140
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	250	250
[3,4]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	565	575
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	110	111
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	99
					10,800
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,081)					11,180
Corporate Bonds (73.6%)
Brazil (0.4%)
[4]	Embraer Netherlands Finance BV	7.000%	7/28/2030	200	219
[3]	Raizen Fuels Finance SA	6.250%	7/8/2032	200	195
					414
Canada (2.0%)
[3]	1011778 BC ULC	6.125%	6/15/2029	110	113
[3]	1011778 BC ULC	5.625%	9/15/2029	455	461
[3]	Air Canada	3.875%	8/15/2026	435	431
[3]	Bombardier Inc.	7.250%	7/1/2031	260	276
[3]	Bombardier Inc.	6.750%	6/15/2033	100	104
[3]	Garda World Security Corp.	7.750%	2/15/2028	140	144
[3]	Garda World Security Corp.	8.250%	8/1/2032	180	187
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	150	149
	Rogers Communications Inc.	7.125%	4/15/2055	170	180
	Toronto-Dominion Bank	4.456%	6/8/2032	250	250
					2,295
Chile (0.2%)
[3]	Antofagasta plc	5.625%	9/9/2035	200	204
France (0.7%)
[3]	Opal Bidco SAS	6.500%	3/31/2032	450	461
[3]	SNF Group SACA	3.125%	3/15/2027	285	278
[3]	SNF Group SACA	3.375%	3/15/2030	50	46
					785
Germany (0.9%)
[4]	Deutsche Bank AG	5.373%	1/10/2029	100	102
	Deutsche Bank AG	5.297%	5/9/2031	250	256
	Deutsche Bank AG	5.882%	7/8/2031	100	104
	Deutsche Bank AG	4.950%	8/4/2031	350	353
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	150	149
					964
Guatemala (0.2%)
[3]	Energuate Trust 2 0	6.350%	9/15/2035	230	232
Hong Kong (0.0%)
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	30	30
Ireland (0.6%)
[5]	AerCap Ireland Capital DAC	4.375%	11/15/2030	150	149
	AerCap Ireland Capital DAC	4.950%	9/10/2034	110	110
[3]	Flutter Treasury DAC	5.875%	6/4/2031	195	198
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	100	102
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	150	160
					719
Israel (0.4%)
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	455	474
Italy (0.4%)
[3]	Enel Finance International NV	4.125%	9/30/2028	430	429
Japan (1.4%)
	Honda Motor Co. Ltd.	4.688%	7/8/2030	200	202
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	85	87
2

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	97
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	538	555
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	100	89
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	200	210
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	75	79
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	220	236
					1,555
Macao (0.2%)
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	165	174
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	40	41
					215
Netherlands (0.1%)
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	75	81
Oman (0.2%)
[4]	EDO Sukuk Ltd.	5.875%	9/21/2033	250	264
Peru (0.2%)
[3]	Kallpa Generacion SA	5.500%	9/11/2035	190	191
Poland (0.1%)
[3]	Canpack SA	3.125%	11/1/2025	30	30
[3]	Canpack SA	3.875%	11/15/2029	120	112
					142
Saudi Arabia (0.2%)
	Suci Second Investment Co.	4.375%	9/10/2027	200	200
South Africa (0.2%)
[3]	Bidvest Group UK plc	6.200%	9/17/2032	200	201
Spain (0.3%)
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	100	116
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	50	53
	Banco Santander SA	3.800%	2/23/2028	50	50
	Banco Santander SA	4.175%	3/24/2028	70	70
	Banco Santander SA	6.033%	1/17/2035	80	86
					375
Switzerland (0.8%)
[3]	UBS Group AG	4.151%	12/23/2029	205	205
[3]	UBS Group AG	5.617%	9/13/2030	250	261
[3]	UBS Group AG	4.398%	9/23/2031	200	199
[3]	UBS Group AG	5.010%	3/23/2037	210	209
					874
Turkiye (0.2%)
[3,5]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	200	199
United Kingdom (2.5%)
	BAT Capital Corp.	3.462%	9/6/2029	500	484
	BAT Capital Corp.	6.343%	8/2/2030	270	291
	BAT Capital Corp.	4.625%	3/22/2033	120	119
	BAT Capital Corp.	6.421%	8/2/2033	250	274
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	165	165
[3]	Howden UK Refinance plc	7.250%	2/15/2031	345	355
[3]	Howden UK Refinance plc	8.125%	2/15/2032	175	182
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	400	403
[4]	NatWest Group plc	4.892%	5/18/2029	250	254
	Santander UK Group Holdings plc	4.320%	9/22/2029	200	200
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	100	98
					2,825
United States (61.2%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	280	288
[3,5]	ADT Security Corp.	5.875%	10/15/2033	95	95
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	235	242
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	85	88
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	150	149
[3]	Albertsons Cos. Inc.	5.875%	2/15/2028	200	200
[3]	Alcoa Nederland Holding BV	5.500%	12/15/2027	170	169
3

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	265	274
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	20	21
[3]	Allied Universal Holdco LLC	6.875%	6/15/2030	100	103
[3]	Allison Transmission Inc.	5.875%	6/1/2029	190	192
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	210	216
	AMC Networks Inc.	4.250%	2/15/2029	40	35
[3]	AMC Networks Inc.	10.500%	7/15/2032	255	270
	Ameren Corp.	5.375%	3/15/2035	120	123
[3]	American Airlines Inc.	5.750%	4/20/2029	175	176
[3]	American Airlines Inc.	8.500%	5/15/2029	315	329
[3,5]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	40	40
	American Homes 4 Rent LP	4.950%	6/15/2030	130	132
	American Honda Finance Corp.	4.600%	4/17/2030	240	242
	American Honda Finance Corp.	5.200%	3/5/2035	100	101
	American International Group Inc.	5.450%	5/7/2035	140	146
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	115	120
	Amgen Inc.	5.250%	3/2/2033	50	52
[3]	Amkor Technology Inc.	5.875%	10/1/2033	40	40
[3]	AmWINS Group Inc.	6.375%	2/15/2029	430	438
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	70	70
[3]	Apollo Management Holdings LP	4.872%	2/15/2029	185	187
[4]	Appalachian Power Co.	4.500%	8/1/2032	160	158
[3]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/2027	150	150
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	355	362
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	150	152
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	50	50
	Ball Corp.	6.875%	3/15/2028	300	306
	Ball Corp.	6.000%	6/15/2029	30	31
	Ball Corp.	5.500%	9/15/2033	20	20
	Bank of America Corp.	5.933%	9/15/2027	420	427
	Bank of America Corp.	2.687%	4/22/2032	550	501
	Bank of America Corp.	5.288%	4/25/2034	100	103
	Bank of America Corp.	5.464%	5/9/2036	150	157
	Bank of America Corp.	3.846%	3/8/2037	60	56
	Bank of New York Mellon Corp.	5.316%	6/6/2036	131	136
	Bath & Body Works Inc.	7.500%	6/15/2029	75	77
	Bath & Body Works Inc.	6.875%	11/1/2035	200	208
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	110	115
	Baxter International Inc.	2.272%	12/1/2028	500	469
	Baxter International Inc.	1.730%	4/1/2031	100	86
	Baxter International Inc.	2.539%	2/1/2032	50	44
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	225	243
[3]	Big River Steel LLC	6.625%	1/31/2029	250	250
[3]	Block Inc.	5.625%	8/15/2030	35	35
	Block Inc.	6.500%	5/15/2032	280	290
[3]	Block Inc.	6.000%	8/15/2033	30	31
[3]	Blue Racer Midstream LLC	6.625%	7/15/2026	45	45
	Boeing Co.	3.250%	2/1/2028	250	244
	Boeing Co.	5.150%	5/1/2030	175	180
	Boeing Co.	3.625%	2/1/2031	100	96
	Boeing Co.	6.388%	5/1/2031	120	131
	Boeing Co.	6.528%	5/1/2034	300	332
	Boeing Co.	3.250%	2/1/2035	350	304
	Brandywine Operating Partnership LP	8.875%	4/12/2029	205	223
[5]	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	25
	Broadcom Inc.	4.600%	7/15/2030	375	381
	Brown & Brown Inc.	4.700%	6/23/2028	20	20
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	325	340
[3]	BWX Technologies Inc.	4.125%	4/15/2029	265	257
[3]	Cable One Inc.	4.000%	11/15/2030	370	314
[3,5]	California Resources Corp.	7.000%	1/15/2034	60	60
[3]	Calpine Corp.	4.500%	2/15/2028	245	244
	Capital One Financial Corp.	4.927%	5/10/2028	120	121
	Capital One Financial Corp.	6.312%	6/8/2029	150	157
	Capital One Financial Corp.	6.183%	1/30/2036	75	78
	Carlyle Group Inc.	5.050%	9/19/2035	29	29
[3,5]	Carnival Corp.	5.125%	5/1/2029	100	100
[3]	Carnival Corp.	6.000%	5/1/2029	60	61
[3]	Carnival Corp.	5.875%	6/15/2031	685	702
[3]	Carnival Corp.	5.750%	8/1/2032	55	56
4

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	5.900%	3/15/2034	250	268
[3]	CCO Holdings LLC	4.500%	8/15/2030	920	869
[3]	CCO Holdings LLC	4.250%	2/1/2031	210	193
[3]	CCO Holdings LLC	4.750%	2/1/2032	75	69
	CCO Holdings LLC	4.500%	5/1/2032	150	137
	Centene Corp.	4.625%	12/15/2029	40	39
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	165	176
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	75	73
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	170	161
	Charter Communications Operating LLC	3.750%	2/15/2028	240	236
	Charter Communications Operating LLC	2.250%	1/15/2029	500	465
	Charter Communications Operating LLC	6.100%	6/1/2029	500	525
	Charter Communications Operating LLC	6.650%	2/1/2034	99	106
	Charter Communications Operating LLC	5.850%	12/1/2035	24	24
	Charter Communications Operating LLC	6.484%	10/23/2045	95	94
[3]	Chemours Co.	4.625%	11/15/2029	545	493
[3]	Chemours Co.	8.000%	1/15/2033	140	139
	Cheniere Energy Partners LP	5.950%	6/30/2033	275	291
[3]	Chord Energy Corp.	6.000%	10/1/2030	60	60
[4]	Citigroup Inc.	3.520%	10/27/2028	620	612
	Citigroup Inc.	4.952%	5/7/2031	150	153
	Citigroup Inc.	4.503%	9/11/2031	256	256
	Citigroup Inc.	5.174%	9/11/2036	80	81
[3]	Civitas Resources Inc.	8.625%	11/1/2030	270	279
[3]	Civitas Resources Inc.	8.750%	7/1/2031	60	61
[3]	Civitas Resources Inc.	9.625%	6/15/2033	430	455
[3]	Clarios Global LP	6.750%	2/15/2030	205	212
[3]	Clarios Global LP	6.750%	9/15/2032	40	41
[3]	Clean Harbors Inc.	6.375%	2/1/2031	100	102
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	180	178
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	18
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	340	350
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	125	128
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	115	119
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	35	35
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	255	271
[3]	CNX Resources Corp.	7.375%	1/15/2031	35	36
[3]	CNX Resources Corp.	7.250%	3/1/2032	235	244
[3]	Community Health Systems Inc.	10.875%	1/15/2032	165	175
[3]	Community Health Systems Inc.	9.750%	1/15/2034	125	128
	Conagra Brands Inc.	4.850%	11/1/2028	145	147
[5]	COPT Defense Properties LP	4.500%	10/15/2030	6	6
	COPT Defense Properties LP	2.750%	4/15/2031	100	91
	Corebridge Financial Inc.	3.900%	4/5/2032	150	143
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	440	441
[3]	Crown Americas LLC	5.875%	6/1/2033	510	515
	Crown Castle Inc.	5.000%	1/11/2028	200	203
[3]	CSC Holdings LLC	11.250%	5/15/2028	50	46
[3]	CSC Holdings LLC	4.125%	12/1/2030	50	33
	CVS Health Corp.	4.300%	3/25/2028	120	120
	CVS Health Corp.	1.750%	8/21/2030	100	88
	CVS Health Corp.	5.700%	6/1/2034	270	282
	CVS Health Corp.	4.875%	7/20/2035	50	49
[3]	DaVita Inc.	4.625%	6/1/2030	335	321
[3]	DaVita Inc.	6.875%	9/1/2032	150	155
[5]	Dell International LLC	4.750%	10/6/2032	60	60
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	500	503
[3]	Diamond Foreign Asset Co.	8.500%	10/1/2030	315	334
[3]	Directv Financing LLC	8.875%	2/1/2030	105	104
[3]	Directv Financing LLC	10.000%	2/15/2031	190	190
[3]	DISH Network Corp.	11.750%	11/15/2027	180	191
[4]	Dominion Energy Inc.	3.375%	4/1/2030	150	144
	Duke Energy Corp.	2.550%	6/15/2031	100	90
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	218	214
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	100	96
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	95	93
[3]	Entegris Inc.	4.375%	4/15/2028	75	73
	EOG Resources Inc.	5.000%	7/15/2032	155	159
	ERP Operating LP	4.650%	9/15/2034	100	99
[3]	Excelerate Energy LP	8.000%	5/15/2030	225	240
5

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	3.350%	3/15/2032	50	47
	Exelon Corp.	5.625%	6/15/2035	155	162
	Extra Space Storage LP	4.950%	1/15/2033	192	193
	Fifth Third Bancorp	6.339%	7/27/2029	120	126
[4]	FirstEnergy Corp.	2.250%	9/1/2030	100	90
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	29	28
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	24	24
[3]	Five Corners Funding Trust III	5.791%	2/15/2033	150	158
	FMC Corp.	8.450%	11/1/2055	170	180
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	20	20
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	200	214
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	250	264
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	310	327
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	100	107
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	330	340
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	520	549
[3]	Gates Corp.	6.875%	7/1/2029	130	135
	General Motors Co.	5.625%	4/15/2030	200	207
	General Motors Financial Co. Inc.	5.000%	4/9/2027	100	101
	General Motors Financial Co. Inc.	5.050%	4/4/2028	250	254
	General Motors Financial Co. Inc.	4.900%	10/6/2029	360	364
	General Motors Financial Co. Inc.	3.100%	1/12/2032	100	90
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	75	76
	Genesis Energy LP	7.875%	5/15/2032	52	54
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	125	123
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	150	174
	Goldman Sachs Group Inc.	5.049%	7/23/2030	155	159
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100	104
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	430	436
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	565	574
[3]	Hanesbrands Inc.	9.000%	2/15/2031	455	482
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	70	71
	Helmerich & Payne Inc.	2.900%	9/29/2031	110	97
[3]	Herc Holdings Inc.	7.000%	6/15/2030	205	213
[3]	Herc Holdings Inc.	7.250%	6/15/2033	210	219
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	89	89
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	26	26
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	350	352
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	45	45
	Highwoods Realty LP	2.600%	2/1/2031	150	133
	Hillenbrand Inc.	3.750%	3/1/2031	140	132
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	255	259
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	100	104
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	126	125
[3]	HUB International Ltd.	7.375%	1/31/2032	50	52
	Hudson Pacific Properties LP	5.950%	2/15/2028	205	202
	Huntington Bancshares Inc.	5.272%	1/15/2031	121	125
[3]	Imola Merger Corp.	4.750%	5/15/2029	220	214
	Intel Corp.	3.750%	8/5/2027	50	50
	Intel Corp.	4.875%	2/10/2028	100	102
	Intel Corp.	4.000%	8/5/2029	220	218
	Intel Corp.	2.450%	11/15/2029	150	139
	Intel Corp.	5.125%	2/10/2030	155	159
	Intel Corp.	3.900%	3/25/2030	100	98
	Intel Corp.	4.150%	8/5/2032	75	72
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	175	172
[3]	IQVIA Inc.	5.000%	10/15/2026	380	380
	JBS USA Holding Lux Sarl	3.000%	2/2/2029	200	192
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	320	286
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	100	104
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	200	210
	Jefferies Financial Group Inc.	6.200%	4/14/2034	50	53
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	15	15
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	360	365
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	338	337
	JPMorgan Chase & Co.	4.995%	7/22/2030	270	277
	JPMorgan Chase & Co.	5.576%	7/23/2036	340	353
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	100	94
[3]	KeHE Distributors LLC	9.000%	2/15/2029	175	184
	Kraft Heinz Foods Co.	3.750%	4/1/2030	50	49
6

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lamar Media Corp.	4.000%	2/15/2030	150	143
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	190	182
[3]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	20	19
[3]	LifePoint Health Inc.	9.875%	8/15/2030	165	179
[3]	LifePoint Health Inc.	11.000%	10/15/2030	190	209
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	70	70
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	54	55
	Lowe's Cos. Inc.	3.950%	10/15/2027	15	15
	Lowe's Cos. Inc.	4.000%	10/15/2028	10	10
	Lowe's Cos. Inc.	4.250%	3/15/2031	25	25
	Lowe's Cos. Inc.	4.500%	10/15/2032	140	139
	Lowe's Cos. Inc.	4.850%	10/15/2035	120	119
	M&T Bank Corp.	6.082%	3/13/2032	210	223
	M&T Bank Corp.	5.400%	7/30/2035	41	41
[3]	Magnera Corp.	4.750%	11/15/2029	290	257
	Martin Marietta Materials Inc.	2.400%	7/15/2031	100	90
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	100	100
[3]	Match Group Holdings II LLC	6.125%	9/15/2033	110	111
[3]	McAfee Corp.	7.375%	2/15/2030	200	186
	McKesson Corp.	4.950%	5/30/2032	120	123
[3]	Medline Borrower LP	3.875%	4/1/2029	415	400
[3]	Medline Borrower LP	6.250%	4/1/2029	150	154
[3]	Midcontinent Communications	8.000%	8/15/2032	305	314
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	72
[3]	MIWD Holdco II LLC	5.500%	2/1/2030	420	410
[4]	Morgan Stanley	3.591%	7/22/2028	400	396
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	515	548
	Navient Corp.	5.500%	3/15/2029	90	88
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	55	55
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	355	365
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	25	25
[3]	Newell Brands Inc.	8.500%	6/1/2028	130	138
	Newell Brands Inc.	6.625%	9/15/2029	470	473
	Newell Brands Inc.	7.000%	4/1/2046	200	177
[3]	Nexstar Media Inc.	5.625%	7/15/2027	15	15
[3]	Nexstar Media Inc.	4.750%	11/1/2028	15	15
	NiSource Inc.	5.200%	7/1/2029	125	129
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	50	50
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	40
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	105	105
	Northern Trust Corp.	6.125%	11/2/2032	155	169
[3]	Novelis Corp.	4.750%	1/30/2030	340	328
[3]	Novelis Corp.	6.875%	1/30/2030	80	83
[3]	Novelis Corp.	6.375%	8/15/2033	75	76
[3]	NRG Energy Inc.	5.750%	7/15/2029	170	170
	Occidental Petroleum Corp.	6.625%	9/1/2030	50	54
	Ohio Power Co.	5.000%	6/1/2033	100	101
[3]	Olin Corp.	6.625%	4/1/2033	330	332
[3]	Olympus Water US Holding Corp.	9.750%	11/15/2028	335	352
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	100	101
[3,5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	255	255
	OneMain Finance Corp.	6.625%	5/15/2029	400	412
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	6.500%	3/15/2033	70	70
	Oracle Corp.	4.450%	9/26/2030	170	170
	Oracle Corp.	4.800%	9/26/2032	19	19
[3]	Organon & Co.	5.125%	4/30/2031	100	87
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	275	280
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	250	260
	Paramount Global	3.700%	6/1/2028	540	528
	Paramount Global	7.875%	7/30/2030	100	112
	Paramount Global	4.950%	1/15/2031	182	180
	Paramount Global	4.200%	5/19/2032	60	56
[3]	Park Intermediate Holdings LLC	4.875%	5/15/2029	70	68
[3]	Park Intermediate Holdings LLC	7.000%	2/1/2030	95	98
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	145	142
[3]	Performance Food Group Inc.	5.500%	10/15/2027	150	150
[3]	Performance Food Group Inc.	6.125%	9/15/2032	100	102
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	30	30
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	370	403
7

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	5.375%	2/15/2033	250	261
	Plains All American Pipeline LP	3.800%	9/15/2030	120	116
	Plains All American Pipeline LP	4.700%	1/15/2031	20	20
[3]	Post Holdings Inc.	4.500%	9/15/2031	190	178
	PPL Capital Funding Inc.	5.250%	9/1/2034	50	51
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	439
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	40	40
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	30	31
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	215	223
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	310	322
[3]	Radiology Partners Inc.	8.500%	7/15/2032	200	208
	Range Resources Corp.	8.250%	1/15/2029	505	518
[4]	Regal Rexnord Corp.	6.300%	2/15/2030	50	53
	Regal Rexnord Corp.	6.400%	4/15/2033	100	107
	Regions Financial Corp.	5.502%	9/6/2035	75	77
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	265	273
[3,5]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	25
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	422	433
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	272	281
[3]	Rocket Software Inc.	9.000%	11/28/2028	300	309
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	110	107
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	136
[3]	Ryan Specialty LLC	5.875%	8/1/2032	185	187
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	20	18
[3]	Sealed Air Corp.	7.250%	2/15/2031	100	105
[3]	Service Properties Trust	0.000%	9/30/2027	35	31
	Service Properties Trust	3.950%	1/15/2028	60	56
	Service Properties Trust	8.375%	6/15/2029	365	371
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	75	75
	Sixth Street Lending Partners	5.750%	1/15/2030	150	152
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	60	60
[4]	Southern Power Co.	4.250%	10/1/2030	10	10
[4]	Southern Power Co.	4.900%	10/1/2035	20	20
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	60	66
	Sprint Capital Corp.	8.750%	3/15/2032	100	122
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	275	275
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	20	20
[3]	Star Parent Inc.	9.000%	10/1/2030	150	159
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	175	181
	Steel Dynamics Inc.	5.250%	5/15/2035	110	112
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	200
[3]	Sunoco LP	7.000%	9/15/2028	100	103
[3]	Sunoco LP	5.625%	3/15/2031	55	55
[3]	Sunoco LP	7.875%	Perpetual	85	87
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	225	232
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	75	74
[3]	Tallgrass Energy Partners LP	6.000%	9/1/2031	75	73
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	203
	Tenet Healthcare Corp.	6.125%	6/15/2030	265	269
	T-Mobile USA Inc.	2.625%	2/15/2029	383	364
	T-Mobile USA Inc.	2.550%	2/15/2031	50	45
	T-Mobile USA Inc.	5.125%	5/15/2032	430	442
	T-Mobile USA Inc.	5.750%	1/15/2034	50	53
[3]	TopBuild Corp.	4.125%	2/15/2032	75	70
[3]	TopBuild Corp.	5.625%	1/31/2034	75	75
[3]	TransDigm Inc.	6.000%	1/15/2033	50	51
[3]	TransDigm Inc.	6.375%	5/31/2033	785	796
[3]	Transocean International Ltd.	8.750%	2/15/2030	199	209
[3]	Transocean International Ltd.	8.500%	5/15/2031	225	221
[3,5]	Transocean International Ltd.	7.875%	10/15/2032	40	40
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	40	42
[3]	Tronox Inc.	9.125%	9/30/2030	25	24
[4]	Truist Financial Corp.	5.071%	5/20/2031	329	337
	Tyson Foods Inc.	4.875%	8/15/2034	100	100
	Uber Technologies Inc.	4.150%	1/15/2031	10	10
	Uber Technologies Inc.	4.800%	9/15/2035	95	94
[3]	UKG Inc.	6.875%	2/1/2031	40	41
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	50	50
	UnitedHealth Group Inc.	5.350%	2/15/2033	98	102
	UnitedHealth Group Inc.	4.500%	4/15/2033	165	163
8

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Univision Communications Inc.	7.375%	6/30/2030	60	61
[3]	Univision Communications Inc.	8.500%	7/31/2031	405	418
[3]	Univision Communications Inc.	9.375%	8/1/2032	350	371
	US Bancorp	5.083%	5/15/2031	300	308
	US Bancorp	2.491%	11/3/2036	200	173
[3]	US Foods Inc.	6.875%	9/15/2028	100	103
[3]	Vail Resorts Inc.	5.625%	7/15/2030	285	287
[3]	Valaris Ltd.	8.375%	4/30/2030	175	182
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	220	211
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	120	113
[3]	Venture Global LNG Inc.	8.125%	6/1/2028	60	62
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	60	63
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	700	762
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	100	111
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	25	26
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	155	165
	Verisk Analytics Inc.	5.250%	3/15/2035	50	51
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	180	176
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	225	238
	Wachovia Corp.	5.500%	8/1/2035	50	51
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	240	191
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	160	119
[3]	Wayfair LLC	7.250%	10/31/2029	60	62
[3]	Wayfair LLC	7.750%	9/15/2030	325	341
[3,5]	Weatherford International Ltd.	6.750%	10/15/2033	50	50
	Wells Fargo & Co.	5.211%	12/3/2035	100	102
	Wells Fargo & Co.	5.605%	4/23/2036	50	52
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	175	180
	Whirlpool Corp.	6.125%	6/15/2030	67	68
	Whirlpool Corp.	6.500%	6/15/2033	368	367
	Williams Cos. Inc.	4.650%	8/15/2032	300	300
	Williams Cos. Inc.	5.600%	3/15/2035	100	104
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	310	288
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	100	102
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	180	178
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	75	73
	X Corp.	9.500%	10/26/2029	70	70
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	305	313
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	20	21
					68,845
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	54	57
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	180	190
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	20
					267
Total Corporate Bonds (Cost $81,714)					82,780
Floating Rate Loan Interests (2.7%)
United Kingdom (0.1%)
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	125	125
United States (2.6%)
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	349	347
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	8.413%	1/15/2031	105	105
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	7.308%	9/13/2032	20	20
[6]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.500%	6.742%	10/16/2031	199	200
[6]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.546%	7/6/2029	99	86
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.913%	1/28/2032	160	159
[6]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR1M + 3.250%	7.483%	3/21/2031	260	261
[6]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.250%	7.483%	8/16/2032	20	20
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	147	147
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Delayed Draw Term Loan B, TSFR1M + 3.250%	7.566%	4/1/2032	2	2
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.316%	4/23/2031	249	249
[6]	First Student Bidco Inc. First Lien 11th Amendment Term Loan, TSFR3M + 2.500%	6.711%	8/15/2030	203	203
[6]	First Student Bidco Inc. First Lien Term Loan C, TSFR1M + 2.500%	6.711%	8/15/2030	37	37
9

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Froneri International Ltd. First Lien Term Loan, TSFR12M + 2.500%	6.594%	7/16/2032	30	30
[6]	Grant Thornton Advisors LLC First Lien Incremental Term Loan, TSFR1M + 2.500%	6.816%	6/2/2031	50	50
[6]	Gryphon Debt Merger Sub Inc. First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	75	75
[6]	Magnera Corp. First Lien Term Loan, TSFR3M + 4.250%	8.449%	11/4/2031	94	93
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.223%	3/1/2029	249	237
[6]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 2.000%	6.163%	10/23/2030	50	50
[6]	Qnity Electronics Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.983%	8/12/2032	35	35
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.913%	11/28/2028	4	4
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.700%	6/25/2032	245	246
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.816%	7/31/2031	249	248
					2,904
Total Floating Rate Loan Interests (Cost $3,026)					3,029
Sovereign Bonds (9.9%)
Argentina (0.4%)
[4]	Argentine Republic	0.750%	7/9/2030	424	286
[4]	Argentine Republic	4.125%	7/9/2035	70	37
[4]	Argentine Republic	3.500%	7/9/2041	140	68
[4]	Argentine Republic	4.125%	7/9/2046	196	102
					493
Brazil (0.4%)
	Federative Republic of Brazil	5.500%	11/6/2030	200	204
	Federative Republic of Brazil	7.250%	1/12/2056	200	203
					407
Bulgaria (0.1%)
[4,8]	Republic of Bulgaria	4.125%	7/18/2045	129	146
Chile (0.4%)
[3,4]	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	200	214
[4]	Republic of Chile	2.450%	1/31/2031	200	181
					395
Colombia (0.7%)
	Ecopetrol SA	4.625%	11/2/2031	400	358
[4]	Republic of Colombia	8.500%	4/25/2035	400	443
					801
Costa Rica (0.5%)
	Republic of Costa Rica	6.125%	2/19/2031	500	521
Dominican Republic (0.7%)
[4]	Dominican Republic	7.050%	2/3/2031	700	754
Ecuador (0.0%)
[4]	Republic of Ecuador	0.000%	7/31/2030	40	31
Egypt (0.3%)
[4]	Arab Republic of Egypt	8.500%	1/31/2047	200	176
[3,4,5]	Egyptian Financial Co. for Sovereign Taskeek	7.950%	10/7/2032	200	200
					376
El Salvador (0.4%)
[3,4,9]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	300	314
[4]	Republic of El Salvador	9.650%	11/21/2054	150	162
					476
Guatemala (0.2%)
[4]	Republic of Guatemala	6.050%	8/6/2031	200	208
Hungary (0.2%)
[3,4]	Republic of Hungary	6.750%	9/23/2055	200	212
Mexico (3.0%)
[3,4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	360	365
	Petroleos Mexicanos	6.500%	3/13/2027	200	202
	Petroleos Mexicanos	8.750%	6/2/2029	150	162
	Petroleos Mexicanos	6.840%	1/23/2030	600	610
	Petroleos Mexicanos	6.950%	1/28/2060	150	123
[4]	United Mexican States	4.750%	4/27/2032	200	196
10

Multi-Sector Income Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Mexican States	5.850%	7/2/2032	600	621
[4]	United Mexican States	5.375%	3/22/2033	201	201
[4]	United Mexican States	6.350%	2/9/2035	400	423
[4]	United Mexican States	6.875%	5/13/2037	200	216
[8]	United Mexican States	5.125%	3/19/2038	223	266
					3,385
Morocco (0.1%)
[4]	Kingdom of Morocco	4.000%	12/15/2050	200	147
Peru (0.2%)
[4]	Republic of Peru	2.783%	1/23/2031	200	185
Poland (0.1%)
[4]	Republic of Poland	4.875%	2/12/2030	100	103
Romania (0.1%)
[4]	Republic of Romania	5.875%	1/30/2029	150	154
Saudi Arabia (0.2%)
[3,4]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	255	254
Senegal (0.1%)
[4]	Republic of Senegal	6.250%	5/23/2033	200	145
Serbia (0.4%)
[4,8]	Serbia International Bond	1.500%	6/26/2029	200	218
[4]	Serbia International Bond	2.125%	12/1/2030	250	218
					436
South Africa (0.5%)
[4]	Republic of South Africa	4.850%	9/30/2029	600	593
Turkiye (0.4%)
[4,8]	Republic of Turkiye	5.200%	8/17/2031	226	268
[4]	Republic of Turkiye	5.750%	5/11/2047	200	159
					427
Ukraine (0.1%)
[4]	Ukraine Government Bond	0.000%	2/1/2035	100	49
[4]	Ukraine Government Bond	4.500%	2/1/2035	100	55
					104
Uzbekistan (0.2%)
[4]	Republic of Uzbekistan Bond	5.375%	2/20/2029	200	201
Zambia (0.2%)
[4]	Republic of Zambia	5.750%	6/30/2033	191	183
Total Sovereign Bonds (Cost $10,895)					11,137
11

Multi-Sector Income Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund (Cost $910)	4.180%	9,103	910
Total Investments (100.7%) (Cost $111,819)				113,242
Other Assets and Liabilities—Net (-0.7%)				(751)
Net Assets (100%)				112,491
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $196 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Securities with a value of $155 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $59,020, representing 52.5% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Guaranteed by the Republic of El Salvador.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	43	8,961	(1)
Long U.S. Treasury Bond	December 2025	8	933	—
Ultra Long U.S. Treasury Bond	December 2025	6	720	10
				9

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(71)	(7,753)	24
10-Year U.S. Treasury Note	December 2025	(16)	(1,800)	7
Euro-Bobl	December 2025	(3)	(415)	—
Euro-Bund	December 2025	(4)	(604)	(1)
Ultra 10-Year U.S. Treasury Note	December 2025	(4)	(460)	2
				32
				41

12

Multi-Sector Income Bond ETF
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	USD	898	EUR	758	4	—
Toronto-Dominion Bank	12/17/2025	USD	3	EUR	2	—	—
						4	—

EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Argentine Republic	12/20/2030	USD	40	5.000	(13)	1
Republic of Turkiye	12/20/2030	USD	118	1.000	(8)	—
						1
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Multi-Sector Income Bond ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $110,909)	112,332
Affiliated Issuers (Cost $910)	910
Total Investments in Securities	113,242
Investment in Vanguard	2
Cash	1
Foreign Currency, at Value (Cost $7)	7
Receivables for Investment Securities Sold	328
Receivables for Accrued Income	1,356
Unrealized Appreciation—Forward Currency Contracts	4
Total Assets	114,940
Liabilities
Payables for Investment Securities Purchased	2,431
Payables to Vanguard	14
Variation Margin Payable—Futures Contracts	3
Variation Margin Payable—Centrally Cleared Swap Contracts	1
Total Liabilities	2,449
Net Assets	112,491
At September 30, 2025, net assets consisted of:

Paid-in Capital	110,451
Total Distributable Earnings (Loss)	2,040
Net Assets	112,491
Net Assets
Applicable to 2,180,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	112,491
Net Asset Value Per Share	$51.60
See accompanying Notes, which are an integral part of the Financial Statements.
14

Multi-Sector Income Bond ETF
Statement of Operations

June 9, 2025[1] to September 30, 2025
($000)
Investment Income
Income
Interest[2]	1,427
Total Income	1,427
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	27
Marketing and Distribution	—
Custodian Fees	2
Auditing Fees	43
Trustees’ Fees and Expenses	—
Total Expenses	73
Net Investment Income	1,354
Realized Net Gain (Loss)
Investment Securities Sold[2]	146
Futures Contracts	(44)
Swap Contracts	27
Forward Currency Contracts	(2)
Foreign Currencies	2
Realized Net Gain (Loss)	129
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,423
Futures Contracts	41
Swap Contracts	1
Forward Currency Contracts	4
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	1,469
Net Increase (Decrease) in Net Assets Resulting from Operations	2,952
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Multi-Sector Income Bond ETF
Statement of Changes in Net Assets

June 9, 2025[1] to September 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,354
Realized Net Gain (Loss)	129
Change in Unrealized Appreciation (Depreciation)	1,469
Net Increase (Decrease) in Net Assets Resulting from Operations	2,952
Distributions
Total Distributions	(856)
Capital Share Transactions
Issued	136,236
Issued in Lieu of Cash Distributions	—
Redeemed	(25,841)
Net Increase (Decrease) from Capital Share Transactions	110,395
Total Increase (Decrease)	112,491
Net Assets
Beginning of Period	—
End of Period	112,491
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Multi-Sector Income Bond ETF
Financial Highlights
June 9, 2025[1] to September 30, 2025
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income[2]	.862
Net Realized and Unrealized Gain (Loss) on Investments	1.274
Total from Investment Operations	2.136
Distributions
Dividends from Net Investment Income	(.536)
Distributions from Realized Capital Gains	—
Total Distributions	(.536)
Net Asset Value, End of Period	$51.60
Total Return	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112
Ratio of Total Expenses to Average Net Assets	0.30%[3]
Ratio of Net Investment Income to Average Net Assets	5.45%[3]
Portfolio Turnover Rate[4]	28%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Multi-Sector Income Bond ETF
Notes to Financial Statements
Vanguard Multi-Sector Income Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 8% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
18

Multi-Sector Income Bond ETF
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended September 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended September 30, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
19

Multi-Sector Income Bond ETF
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,206	—	4,206
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,180	—	11,180
Corporate Bonds	—	82,780	—	82,780
Floating Rate Loan Interests	—	3,029	—	3,029
Sovereign Bonds	—	11,137	—	11,137
Temporary Cash Investments	910	—	—	910
Total	910	112,332	—	113,242

Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Forward Currency Contracts	—	4	—	4
Swap Contracts[1]	—	1	—	1
Total	43	5	—	48
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
20

Multi-Sector Income Bond ETF
D.  At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	43	—	—	43
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1	1
Unrealized Appreciation—Forward Currency Contracts	—	4	—	4
Total Assets	43	4	1	48

Unrealized Depreciation—Futures Contracts[1]	(2)	—	—	(2)
Total Liabilities	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(44)	—	—	(44)
Swap Contracts	—	—	27	27
Forward Currency Contracts	—	(2)	—	(2)
Realized Net Gain (Loss) on Derivatives	(44)	(2)	27	(19)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	41	—	—	41
Swap Contracts	—	—	1	1
Forward Currency Contracts	—	4	—	4
Change in Unrealized Appreciation (Depreciation) on Derivatives	41	4	1	46
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	56
Total Distributable Earnings (Loss)	(56)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	621
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,419
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,040
21

Multi-Sector Income Bond ETF
The tax character of distributions paid was as follows:
Period Ended September 30,
2025
Amount ($000)
Ordinary Income*	856
Long-Term Capital Gains	—
Total	856
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	111,824
Gross Unrealized Appreciation	1,562
Gross Unrealized Depreciation	(143)
Net Unrealized Appreciation (Depreciation)	1,419
F.  During the period ended September 30, 2025, the fund purchased $51,667,000 of investment securities and sold $9,425,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,814,000 and $15,463,000, respectively. In addition, the fund purchased and sold investment securities of $65,905,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
June 9, 2025[1] to September 30, 2025
Shares (000)
Issued	2,680
Issued in Lieu of Cash Distributions	—
Redeemed	(500)
Net Increase (Decrease) in Shares Outstanding	2,180
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
22

Multi-Sector Income Bond ETF
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Multi-Sector Income Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Multi-Sector Income Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 9, 2025 (inception) through September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period June 9, 2025 (inception) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
The fund hereby designates for the fiscal period $76,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal period are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 73.7%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0470 112025
25

Financial Statements
For the period ended September 30, 2025
Vanguard Total Inflation-Protected Securities ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	10
Tax information	11

Total Inflation-Protected Securities ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Inflation Indexed Bonds	0.125%	10/15/2026	724	719
United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	598	593
United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	295	300
United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	749	739
United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	666	661
United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	751	763
United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	678	670
United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	284	288
United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	742	745
United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	290	308
United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	589	586
United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	764	795
United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	509	505
United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	260	272
United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	778	803
United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	330	361
United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	600	582
United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	810	826
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	678	647
United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	840	853
United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	746	709
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	769	722
United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	785	732
United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	853	785
United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	120	134
United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	887	840
United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	874	847
United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	856	843
United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	905	909
United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	940	954
United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	988	1,017
United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	690	696
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	152	154
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	229	228
United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	359	284
United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	289	220
United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	396	339
United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	439	327
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	225	173
United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	273	201
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	198	148
United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	180	132
United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	284	168
United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	276	152
United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	333	180
United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	303	243
United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	308	285
United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	300	293
Total U.S. Government and Agency Obligations (Cost $24,547)				24,731
1

Total Inflation-Protected Securities ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $27)	4.180%	272	27
Total Investments (99.1%) (Cost $24,574)				24,758
Other Assets and Liabilities—Net (0.9%)				218
Net Assets (100%)				24,976
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Inflation-Protected Securities ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,547)	24,731
Affiliated Issuers (Cost $27)	27
Total Investments in Securities	24,758
Investment in Vanguard	0
Receivables for Investment Securities Sold	455
Receivables for Accrued Income	87
Total Assets	25,300
Liabilities
Payables for Investment Securities Purchased	324
Payables to Vanguard	—
Total Liabilities	324
Net Assets	24,976
At September 30, 2025, net assets consisted of:

Paid-in Capital	24,641
Total Distributable Earnings (Loss)	335
Net Assets	24,976
Net Assets
Applicable to 325,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,976
Net Asset Value Per Share	$76.85
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Inflation-Protected Securities ETF
Statement of Operations

July 7, 2025[1] to September 30, 2025
($000)
Investment Income
Income
Interest[2]	154
Total Income	154
Expenses
The Vanguard Group—Note B
Management and Administrative	2
Custodian Fees	—
Auditing Fees	34
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	40
Expense Reduction—Note B & Note C	(38)
Net Expenses	2
Net Investment Income	152
Realized Net Gain (Loss) on Investment Securities Sold[2]	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	184
Net Increase (Decrease) in Net Assets Resulting from Operations	335
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Inflation-Protected Securities ETF
Statement of Changes in Net Assets

July 7, 2025[1] to September 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152
Realized Net Gain (Loss)	(1)
Change in Unrealized Appreciation (Depreciation)	184
Net Increase (Decrease) in Net Assets Resulting from Operations	335
Distributions
Total Distributions	—
Capital Share Transactions
Issued	24,641
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	24,641
Total Increase (Decrease)	24,976
Net Assets
Beginning of Period	—
End of Period	24,976
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Inflation-Protected Securities ETF
Financial Highlights
July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.774
Net Realized and Unrealized Gain (Loss) on Investments	1.076
Total from Investment Operations	1.850
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$76.85
Total Return	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25
Ratio of Total Expenses to Average Net Assets[3]	0.05%[4]
Ratio of Net Investment Income to Average Net Assets	4.35%[4]
Portfolio Turnover Rate[5]	4%
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily limit certain expenses. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.22% for 2025.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Inflation-Protected Securities ETF
Notes to Financial Statements
Vanguard Total Inflation-Protected Securities ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had not yet made any contributions to Vanguard's capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended September 30, 2025, the fund’s expenses were reduced by $34,000 (an effective annual rate of 0.22% of the fund's average net assets).
C.  Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $4,000 (0.11%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
7

Total Inflation-Protected Securities ETF
The following table summarizes the market value of the fund's investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,731	—	24,731
Temporary Cash Investments	27	—	—	27
Total	27	24,731	—	24,758
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	152
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	184
Capital Loss Carryforwards	(1)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	335
The tax character of distributions paid was as follows:
Period Ended September 30,
2025
Amount ($000)
Ordinary Income*	—
Long-Term Capital Gains	—
Total	—
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,574
Gross Unrealized Appreciation	202
Gross Unrealized Depreciation	(18)
Net Unrealized Appreciation (Depreciation)	184
F.  During the period ended September 30, 2025, the fund purchased $704,000 of investment securities and sold $718,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $24,452,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
8

Total Inflation-Protected Securities ETF
G.  Capital shares issued and redeemed were:
July 7, 2025[1] to September 30, 2025
Shares (000)
Issued	325
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	325
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
9

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Total Inflation-Protected Securities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Inflation-Protected Securities ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
10

Tax information (unaudited)
The fund hereby designates for the fiscal period $151,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 99.9%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0490 112025
11

Financial Statements
For the period ended September 30, 2025
Vanguard Total Treasury ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Total Treasury ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (98.8%)
United States Treasury Note/Bond	4.625%	10/15/2026	49	49
United States Treasury Note/Bond	1.125%	10/31/2026	79	77
United States Treasury Note/Bond	1.625%	10/31/2026	33	32
United States Treasury Note/Bond	4.125%	10/31/2026	95	95
United States Treasury Note/Bond	2.000%	11/15/2026	55	54
United States Treasury Note/Bond	4.625%	11/15/2026	69	70
United States Treasury Note/Bond	1.250%	11/30/2026	61	59
United States Treasury Note/Bond	1.625%	11/30/2026	23	22
United States Treasury Note/Bond	4.250%	11/30/2026	104	105
United States Treasury Note/Bond	4.375%	12/15/2026	83	84
United States Treasury Note/Bond	1.250%	12/31/2026	99	96
United States Treasury Note/Bond	1.750%	12/31/2026	49	48
United States Treasury Note/Bond	4.250%	12/31/2026	114	115
United States Treasury Note/Bond	4.000%	1/15/2027	91	91
United States Treasury Note/Bond	1.500%	1/31/2027	134	130
United States Treasury Note/Bond	4.125%	1/31/2027	116	117
United States Treasury Note/Bond	2.250%	2/15/2027	48	47
United States Treasury Note/Bond	4.125%	2/15/2027	60	60
United States Treasury Note/Bond	1.125%	2/28/2027	36	35
United States Treasury Note/Bond	1.875%	2/28/2027	55	54
United States Treasury Note/Bond	4.125%	2/28/2027	115	116
United States Treasury Note/Bond	4.250%	3/15/2027	94	95
United States Treasury Note/Bond	0.625%	3/31/2027	25	24
United States Treasury Note/Bond	2.500%	3/31/2027	88	86
United States Treasury Note/Bond	3.875%	3/31/2027	116	116
United States Treasury Note/Bond	4.500%	4/15/2027	94	95
United States Treasury Note/Bond	0.500%	4/30/2027	61	58
United States Treasury Note/Bond	2.750%	4/30/2027	82	81
United States Treasury Note/Bond	3.750%	4/30/2027	114	114
United States Treasury Note/Bond	2.375%	5/15/2027	60	59
United States Treasury Note/Bond	4.500%	5/15/2027	93	94
United States Treasury Note/Bond	0.500%	5/31/2027	60	57
United States Treasury Note/Bond	2.625%	5/31/2027	55	54
United States Treasury Note/Bond	3.875%	5/31/2027	113	113
United States Treasury Note/Bond	4.625%	6/15/2027	94	95
United States Treasury Note/Bond	0.500%	6/30/2027	61	58
United States Treasury Note/Bond	3.250%	6/30/2027	77	76
United States Treasury Note/Bond	3.750%	6/30/2027	110	110
United States Treasury Note/Bond	4.375%	7/15/2027	91	92
United States Treasury Note/Bond	0.375%	7/31/2027	69	65
United States Treasury Note/Bond	2.750%	7/31/2027	71	70
United States Treasury Note/Bond	3.875%	7/31/2027	105	105
United States Treasury Note/Bond	2.250%	8/15/2027	48	47
United States Treasury Note/Bond	3.750%	8/15/2027	85	85
United States Treasury Note/Bond	0.500%	8/31/2027	60	57
United States Treasury Note/Bond	3.125%	8/31/2027	48	48
United States Treasury Note/Bond	3.625%	8/31/2027	94	94
United States Treasury Note/Bond	3.375%	9/15/2027	90	90
United States Treasury Note/Bond	0.375%	9/30/2027	79	74
United States Treasury Note/Bond	3.500%	9/30/2027	65	65
United States Treasury Note/Bond	4.125%	9/30/2027	70	71
United States Treasury Note/Bond	3.875%	10/15/2027	90	90
United States Treasury Note/Bond	0.500%	10/31/2027	75	70
United States Treasury Note/Bond	4.125%	10/31/2027	69	70
United States Treasury Note/Bond	2.250%	11/15/2027	49	48
United States Treasury Note/Bond	4.125%	11/15/2027	92	93
United States Treasury Note/Bond	0.625%	11/30/2027	82	77
United States Treasury Note/Bond	3.875%	11/30/2027	65	65
United States Treasury Note/Bond	4.000%	12/15/2027	94	95
United States Treasury Note/Bond	0.625%	12/31/2027	92	86
1

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	12/31/2027	71	71
United States Treasury Note/Bond	4.250%	1/15/2028	93	94
United States Treasury Note/Bond	0.750%	1/31/2028	101	95
United States Treasury Note/Bond	3.500%	1/31/2028	71	71
United States Treasury Note/Bond	2.750%	2/15/2028	62	61
United States Treasury Note/Bond	4.250%	2/15/2028	92	93
United States Treasury Note/Bond	1.125%	2/29/2028	95	90
United States Treasury Note/Bond	4.000%	2/29/2028	48	48
United States Treasury Note/Bond	3.875%	3/15/2028	92	93
United States Treasury Note/Bond	1.250%	3/31/2028	92	87
United States Treasury Note/Bond	3.625%	3/31/2028	69	69
United States Treasury Note/Bond	3.750%	4/15/2028	92	92
United States Treasury Note/Bond	1.250%	4/30/2028	97	91
United States Treasury Note/Bond	3.500%	4/30/2028	70	70
United States Treasury Note/Bond	2.875%	5/15/2028	95	93
United States Treasury Note/Bond	3.750%	5/15/2028	91	91
United States Treasury Note/Bond	1.250%	5/31/2028	95	89
United States Treasury Note/Bond	3.625%	5/31/2028	62	62
United States Treasury Note/Bond	3.875%	6/15/2028	90	91
United States Treasury Note/Bond	1.250%	6/30/2028	93	87
United States Treasury Note/Bond	4.000%	6/30/2028	66	67
United States Treasury Note/Bond	3.875%	7/15/2028	92	93
United States Treasury Note/Bond	1.000%	7/31/2028	93	86
United States Treasury Note/Bond	4.125%	7/31/2028	66	67
United States Treasury Note/Bond	2.875%	8/15/2028	97	95
United States Treasury Note/Bond	3.625%	8/15/2028	101	101
United States Treasury Note/Bond	1.125%	8/31/2028	94	87
United States Treasury Note/Bond	4.375%	8/31/2028	71	72
United States Treasury Note/Bond	3.375%	9/15/2028	60	60
United States Treasury Note/Bond	1.250%	9/30/2028	95	89
United States Treasury Note/Bond	4.625%	9/30/2028	76	78
United States Treasury Note/Bond	1.375%	10/31/2028	93	87
United States Treasury Note/Bond	4.875%	10/31/2028	84	87
United States Treasury Note/Bond	3.125%	11/15/2028	72	71
United States Treasury Note/Bond	1.500%	11/30/2028	93	87
United States Treasury Note/Bond	4.375%	11/30/2028	64	65
United States Treasury Note/Bond	1.375%	12/31/2028	93	87
United States Treasury Note/Bond	3.750%	12/31/2028	93	93
United States Treasury Note/Bond	1.750%	1/31/2029	83	78
United States Treasury Note/Bond	4.000%	1/31/2029	96	97
United States Treasury Note/Bond	2.625%	2/15/2029	63	61
United States Treasury Note/Bond	1.875%	2/28/2029	81	76
United States Treasury Note/Bond	4.250%	2/28/2029	81	83
United States Treasury Note/Bond	2.375%	3/31/2029	77	74
United States Treasury Note/Bond	4.125%	3/31/2029	106	108
United States Treasury Note/Bond	2.875%	4/30/2029	73	71
United States Treasury Note/Bond	4.625%	4/30/2029	113	117
United States Treasury Note/Bond	2.375%	5/15/2029	81	77
United States Treasury Note/Bond	2.750%	5/31/2029	68	66
United States Treasury Note/Bond	4.500%	5/31/2029	94	97
United States Treasury Note/Bond	3.250%	6/30/2029	67	66
United States Treasury Note/Bond	4.250%	6/30/2029	114	116
United States Treasury Note/Bond	2.625%	7/31/2029	62	60
United States Treasury Note/Bond	4.000%	7/31/2029	114	115
United States Treasury Note/Bond	1.625%	8/15/2029	49	45
United States Treasury Note/Bond	3.125%	8/31/2029	63	62
United States Treasury Note/Bond	3.625%	8/31/2029	82	82
United States Treasury Note/Bond	3.500%	9/30/2029	115	114
United States Treasury Note/Bond	3.875%	9/30/2029	60	60
United States Treasury Note/Bond	4.000%	10/31/2029	60	61
United States Treasury Note/Bond	4.125%	10/31/2029	115	117
United States Treasury Note/Bond	1.750%	11/15/2029	38	35
United States Treasury Note/Bond	3.875%	11/30/2029	60	60
United States Treasury Note/Bond	4.125%	11/30/2029	94	95
United States Treasury Note/Bond	3.875%	12/31/2029	61	61
United States Treasury Note/Bond	4.375%	12/31/2029	115	118
United States Treasury Note/Bond	3.500%	1/31/2030	61	60
United States Treasury Note/Bond	4.250%	1/31/2030	95	97
United States Treasury Note/Bond	1.500%	2/15/2030	61	56
United States Treasury Note/Bond	4.000%	2/28/2030	169	171
2

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	3/31/2030	60	60
United States Treasury Note/Bond	4.000%	3/31/2030	115	116
United States Treasury Note/Bond	3.500%	4/30/2030	61	60
United States Treasury Note/Bond	3.875%	4/30/2030	115	116
United States Treasury Note/Bond	0.625%	5/15/2030	93	81
United States Treasury Note/Bond	3.750%	5/31/2030	60	60
United States Treasury Note/Bond	4.000%	5/31/2030	82	83
United States Treasury Note/Bond	3.750%	6/30/2030	61	61
United States Treasury Note/Bond	3.875%	6/30/2030	115	116
United States Treasury Note/Bond	3.875%	7/31/2030	115	116
United States Treasury Note/Bond	4.000%	7/31/2030	58	59
United States Treasury Note/Bond	0.625%	8/15/2030	129	111
United States Treasury Note/Bond	3.625%	8/31/2030	93	92
United States Treasury Note/Bond	4.125%	8/31/2030	61	62
United States Treasury Note/Bond	3.625%	9/30/2030	65	65
United States Treasury Note/Bond	4.625%	9/30/2030	62	64
United States Treasury Note/Bond	4.875%	10/31/2030	63	66
United States Treasury Note/Bond	0.875%	11/15/2030	138	120
United States Treasury Note/Bond	4.375%	11/30/2030	69	71
United States Treasury Note/Bond	3.750%	12/31/2030	69	69
United States Treasury Note/Bond	4.000%	1/31/2031	70	71
United States Treasury Note/Bond	1.125%	2/15/2031	137	120
United States Treasury Note/Bond	4.250%	2/28/2031	69	71
United States Treasury Note/Bond	4.125%	3/31/2031	72	73
United States Treasury Note/Bond	4.625%	4/30/2031	74	77
United States Treasury Note/Bond	1.625%	5/15/2031	137	122
United States Treasury Note/Bond	4.625%	5/31/2031	92	96
United States Treasury Note/Bond	4.250%	6/30/2031	77	79
United States Treasury Note/Bond	4.125%	7/31/2031	77	78
United States Treasury Note/Bond	1.250%	8/15/2031	169	146
United States Treasury Note/Bond	3.750%	8/31/2031	77	77
United States Treasury Note/Bond	3.625%	9/30/2031	77	76
United States Treasury Note/Bond	4.125%	10/31/2031	77	78
United States Treasury Note/Bond	1.375%	11/15/2031	169	146
United States Treasury Note/Bond	4.125%	11/30/2031	77	78
United States Treasury Note/Bond	4.500%	12/31/2031	77	80
United States Treasury Note/Bond	4.375%	1/31/2032	77	79
United States Treasury Note/Bond	1.875%	2/15/2032	146	129
United States Treasury Note/Bond	4.125%	2/29/2032	77	78
United States Treasury Note/Bond	4.125%	3/31/2032	79	80
United States Treasury Note/Bond	4.000%	4/30/2032	79	79
United States Treasury Note/Bond	2.875%	5/15/2032	151	142
United States Treasury Note/Bond	4.125%	5/31/2032	67	68
United States Treasury Note/Bond	4.000%	6/30/2032	67	67
United States Treasury Note/Bond	4.000%	7/31/2032	67	67
United States Treasury Note/Bond	2.750%	8/15/2032	135	125
United States Treasury Note/Bond	3.875%	8/31/2032	35	35
United States Treasury Note/Bond	3.875%	9/30/2032	40	40
United States Treasury Note/Bond	4.125%	11/15/2032	150	152
United States Treasury Note/Bond	3.500%	2/15/2033	150	146
United States Treasury Note/Bond	3.375%	5/15/2033	150	144
United States Treasury Note/Bond	3.875%	8/15/2033	165	164
United States Treasury Note/Bond	4.500%	11/15/2033	173	179
United States Treasury Note/Bond	4.000%	2/15/2034	183	183
United States Treasury Note/Bond	4.375%	5/15/2034	181	185
United States Treasury Note/Bond	3.875%	8/15/2034	178	175
United States Treasury Note/Bond	4.250%	11/15/2034	191	193
United States Treasury Note/Bond	4.625%	2/15/2035	182	189
United States Treasury Note/Bond	4.250%	5/15/2035	187	189
United States Treasury Note/Bond	4.250%	8/15/2035	148	149
United States Treasury Note/Bond	4.250%	5/15/2039	29	29
United States Treasury Note/Bond	4.500%	8/15/2039	21	21
United States Treasury Note/Bond	4.375%	11/15/2039	21	21
United States Treasury Note/Bond	4.625%	2/15/2040	26	26
United States Treasury Note/Bond	1.125%	5/15/2040	53	34
United States Treasury Note/Bond	4.375%	5/15/2040	17	17
United States Treasury Note/Bond	1.125%	8/15/2040	64	40
United States Treasury Note/Bond	3.875%	8/15/2040	16	15
United States Treasury Note/Bond	1.375%	11/15/2040	84	55
United States Treasury Note/Bond	4.250%	11/15/2040	22	21
3

Total Treasury ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	2/15/2041	100	70
United States Treasury Note/Bond	4.750%	2/15/2041	27	28
United States Treasury Note/Bond	2.250%	5/15/2041	79	58
United States Treasury Note/Bond	4.375%	5/15/2041	17	17
United States Treasury Note/Bond	1.750%	8/15/2041	106	72
United States Treasury Note/Bond	3.750%	8/15/2041	17	15
United States Treasury Note/Bond	2.000%	11/15/2041	95	67
United States Treasury Note/Bond	3.125%	11/15/2041	26	22
United States Treasury Note/Bond	2.375%	2/15/2042	75	55
United States Treasury Note/Bond	3.125%	2/15/2042	27	22
United States Treasury Note/Bond	3.000%	5/15/2042	12	10
United States Treasury Note/Bond	3.250%	5/15/2042	71	60
United States Treasury Note/Bond	2.750%	8/15/2042	26	20
United States Treasury Note/Bond	3.375%	8/15/2042	62	53
United States Treasury Note/Bond	2.750%	11/15/2042	18	14
United States Treasury Note/Bond	4.000%	11/15/2042	64	59
United States Treasury Note/Bond	3.125%	2/15/2043	34	28
United States Treasury Note/Bond	3.875%	2/15/2043	64	58
United States Treasury Note/Bond	2.875%	5/15/2043	48	38
United States Treasury Note/Bond	3.875%	5/15/2043	64	58
United States Treasury Note/Bond	3.625%	8/15/2043	27	24
United States Treasury Note/Bond	4.375%	8/15/2043	64	62
United States Treasury Note/Bond	3.750%	11/15/2043	34	30
United States Treasury Note/Bond	4.750%	11/15/2043	66	67
United States Treasury Note/Bond	3.625%	2/15/2044	39	34
United States Treasury Note/Bond	4.500%	2/15/2044	66	65
United States Treasury Note/Bond	3.375%	5/15/2044	28	23
United States Treasury Note/Bond	4.625%	5/15/2044	66	65
United States Treasury Note/Bond	3.125%	8/15/2044	31	25
United States Treasury Note/Bond	4.125%	8/15/2044	66	61
United States Treasury Note/Bond	3.000%	11/15/2044	38	30
United States Treasury Note/Bond	4.625%	11/15/2044	66	65
United States Treasury Note/Bond	2.500%	2/15/2045	50	36
United States Treasury Note/Bond	4.750%	2/15/2045	66	66
United States Treasury Note/Bond	3.000%	5/15/2045	15	12
United States Treasury Note/Bond	5.000%	5/15/2045	66	69
United States Treasury Note/Bond	2.875%	8/15/2045	29	22
United States Treasury Note/Bond	4.875%	8/15/2045	32	33
United States Treasury Note/Bond	3.000%	11/15/2045	13	10
United States Treasury Note/Bond	2.500%	2/15/2046	38	27
United States Treasury Note/Bond	2.500%	5/15/2046	38	27
United States Treasury Note/Bond	2.250%	8/15/2046	37	25
United States Treasury Note/Bond	2.875%	11/15/2046	14	10
United States Treasury Note/Bond	3.000%	2/15/2047	45	34
United States Treasury Note/Bond	3.000%	5/15/2047	25	19
United States Treasury Note/Bond	2.750%	8/15/2047	50	36
United States Treasury Note/Bond	2.750%	11/15/2047	48	35
United States Treasury Note/Bond	3.000%	2/15/2048	71	54
United States Treasury Note/Bond	3.125%	5/15/2048	73	56
United States Treasury Note/Bond	3.000%	8/15/2048	69	52
United States Treasury Note/Bond	3.375%	11/15/2048	74	59
United States Treasury Note/Bond	3.000%	2/15/2049	80	60
United States Treasury Note/Bond	2.875%	5/15/2049	79	58
United States Treasury Note/Bond	2.250%	8/15/2049	59	38
United States Treasury Note/Bond	2.375%	11/15/2049	59	39
United States Treasury Note/Bond	2.000%	2/15/2050	76	45
United States Treasury Note/Bond	1.250%	5/15/2050	77	38
United States Treasury Note/Bond	1.375%	8/15/2050	98	49
United States Treasury Note/Bond	1.625%	11/15/2050	89	48
United States Treasury Note/Bond	1.875%	2/15/2051	114	65
United States Treasury Note/Bond	2.375%	5/15/2051	120	77
United States Treasury Note/Bond	2.000%	8/15/2051	106	62
United States Treasury Note/Bond	1.875%	11/15/2051	110	62
United States Treasury Note/Bond	2.250%	2/15/2052	98	61
United States Treasury Note/Bond	2.875%	5/15/2052	84	60
United States Treasury Note/Bond	3.000%	8/15/2052	80	58
United States Treasury Note/Bond	4.000%	11/15/2052	88	78
United States Treasury Note/Bond	3.625%	2/15/2053	87	72
United States Treasury Note/Bond	3.625%	5/15/2053	85	70
United States Treasury Note/Bond	4.125%	8/15/2053	98	89
4

Total Treasury ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.750%	11/15/2053	95	95
	United States Treasury Note/Bond	4.250%	2/15/2054	106	98
	United States Treasury Note/Bond	4.625%	5/15/2054	106	104
	United States Treasury Note/Bond	4.250%	8/15/2054	106	98
	United States Treasury Note/Bond	4.500%	11/15/2054	106	102
	United States Treasury Note/Bond	4.625%	2/15/2055	105	103
	United States Treasury Note/Bond	4.750%	5/15/2055	106	106
	United States Treasury Note/Bond	4.750%	8/15/2055	67	67
Total U.S. Government and Agency Obligations (Cost $20,582)					20,755
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $70)	4.180%		697	70
Total Investments (99.2%) (Cost $20,652)					20,825
Other Assets and Liabilities—Net (0.8%)					176
Net Assets (100%)					21,001
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Treasury ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,582)	20,755
Affiliated Issuers (Cost $70)	70
Total Investments in Securities	20,825
Investment in Vanguard	0
Receivables for Investment Securities Sold	337
Receivables for Accrued Income	169
Total Assets	21,331
Liabilities
Payables for Investment Securities Purchased	330
Payables to Vanguard	—
Total Liabilities	330
Net Assets	21,001
At September 30, 2025, net assets consisted of:

Paid-in Capital	20,763
Total Distributable Earnings (Loss)	238
Net Assets	21,001
Net Assets
Applicable to 275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,001
Net Asset Value Per Share	$76.37
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Treasury ETF
Statement of Operations

July 7, 2025[1] to September 30, 2025
($000)
Investment Income
Income
Interest[2]	125
Total Income	125
Expenses
The Vanguard Group—Note B
Management and Administrative	1
Custodian Fees	1
Auditing Fees	38
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	44
Expense Reduction—Note B & Note C	(42)
Net Expenses	2
Net Investment Income	123
Realized Net Gain (Loss) on Investment Securities Sold[2]	3
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	173
Net Increase (Decrease) in Net Assets Resulting from Operations	299
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Treasury ETF
Statement of Changes in Net Assets

July 7, 2025[1] to September 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123
Realized Net Gain (Loss)	3
Change in Unrealized Appreciation (Depreciation)	173
Net Increase (Decrease) in Net Assets Resulting from Operations	299
Distributions
Total Distributions	(61)
Capital Share Transactions
Issued	20,763
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	20,763
Total Increase (Decrease)	21,001
Net Assets
Beginning of Period	—
End of Period	21,001
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Treasury ETF
Financial Highlights
July 7, 2025[1] to September 30, 2025
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.713
Net Realized and Unrealized Gain (Loss) on Investments	1.037
Total from Investment Operations	1.750
Distributions
Dividends from Net Investment Income	(.380)
Distributions from Realized Capital Gains	—
Total Distributions	(.380)
Net Asset Value, End of Period	$76.37
Total Return	2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21
Ratio of Total Expenses to Average Net Assets[3]	0.03%[4]
Ratio of Net Investment Income to Average Net Assets	4.03%[4]
Portfolio Turnover Rate[5]	5%
1	Inception.
2	Calculated based on average shares outstanding.
3	Vanguard and the board of trustees have agreed to temporarily limit certain expenses. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.32% for 2025.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Total Treasury ETF
Notes to Financial Statements
Vanguard Total Treasury ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had not yet made any contributions to Vanguard's capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain expenses for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended September 30, 2025, the fund’s expenses were reduced by $38,000 (an effective annual rate of 0.32% of the fund's average net assets).
C.  Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $4,000 (0.13%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Total Treasury ETF
The following table summarizes the market value of the fund's investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,755	—	20,755
Temporary Cash Investments	70	—	—	70
Total	70	20,755	—	20,825
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	65
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	173
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	238
The tax character of distributions paid was as follows:
Period Ended September 30,
2025
Amount ($000)
Ordinary Income*	61
Long-Term Capital Gains	—
Total	61
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,652
Gross Unrealized Appreciation	177
Gross Unrealized Depreciation	(4)
Net Unrealized Appreciation (Depreciation)	173
F.  During the period ended September 30, 2025, the fund purchased $4,592,000 of investment securities and sold $786,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $16,750,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
11

Total Treasury ETF
G.  Capital shares issued and redeemed were:
July 7, 2025[1] to September 30, 2025
Shares (000)
Issued	275
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	275
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Total Treasury ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Treasury ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period July 7, 2025 (inception) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal period $123,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0480 112025
14

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Multi-Sector Income Bond ETF

In February 2025, the Board of Vanguard Malvern Funds approved the launch of Vanguard Multi-Sector Income Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in June 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Trustees Approve Advisory Arrangement – Government Securities Active ETF

In February 2025, the Board of Vanguard Malvern Funds approved the launch of Vanguard Government Securities Active ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in July 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Trustees Approve Advisory Arrangements – Total Treasury ETF and Total Inflation-Protected Securities ETF

In February 2025, the Board of Vanguard Malvern Funds approved the launch of Vanguard Total Treasury ETF and Vanguard Total Inflation-Protected Securities ETF, which utilize an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the funds. The board determined that the investment advisory arrangements with Vanguard were in the best interests of each fund and its prospective shareholders. The funds were launched in July 2025.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that each fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that each fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that funds’ arrangements with Vanguard ensures that the funds will realize economies of scale as each grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.